Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 2.4%
General Dynamics Corp.	1,794	475,392
Huntington Ingalls Industries, Inc.	4,140	1,071,929
Lockheed Martin Corp.	4,830	2,074,050
Northrop Grumman Corp.	2,622	1,171,405

		4,792,776

Air Freight & Logistics - 1.4%
CH Robinson Worldwide, Inc.(a)	13,800	1,160,442
Expeditors International of Washington, Inc.	12,420	1,569,019

		2,729,461

Automobile Components - 0.3%
Mobileye Global, Inc., Class A*(a)	22,356	578,126

Automobiles - 0.4%
Tesla, Inc.*	4,416	827,073

Banks - 0.0%(b)
JPMorgan Chase & Co.	552	96,247

Beverages - 1.8%
PepsiCo, Inc.	21,252	3,581,599

Biotechnology - 6.5%
AbbVie, Inc.	2,898	476,431
Amgen, Inc.	11,592	3,642,902
Biogen, Inc.*	4,692	1,157,329
BioMarin Pharmaceutical, Inc.*	10,488	923,783
Gilead Sciences, Inc.	26,910	2,105,976
Regeneron Pharmaceuticals, Inc.*	2,359	2,224,018
Vertex Pharmaceuticals, Inc.*	5,520	2,392,258

		12,922,697

Broadline Retail - 0.3%
Dillard’s, Inc., Class A(a)	1,656	641,319

Capital Markets - 0.8%
CME Group, Inc.	8,142	1,675,949

Chemicals - 0.2%
Linde plc	828	335,199

Commercial Services & Supplies - 2.3%
Republic Services, Inc.	6,762	1,157,114
Tetra Tech, Inc.	5,796	916,811
Waste Connections, Inc.	8,004	1,242,701
Waste Management, Inc.	7,176	1,332,081

		4,648,707

Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	1,518	1,054,828
Grocery Outlet Holding Corp.*	32,982	817,294
Kroger Co. (The)	30,774	1,419,912

Investments	Shares	Value ($)
Sprouts Farmers Market, Inc.*(a)	20,286	1,021,806

		4,313,840

Containers & Packaging - 1.3%
AptarGroup, Inc.	7,452	967,866
Packaging Corp. of America	9,384	1,556,618

		2,524,484

Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc.*(a)	10,212	1,333,585
Service Corp. International	14,628	981,831

		2,315,416

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	154,974	2,741,490
Verizon Communications, Inc.	45,402	1,922,775

		4,664,265

Electric Utilities - 2.4%
American Electric Power Co., Inc.	12,834	1,002,849
Duke Energy Corp.(a)	18,906	1,811,762
Pinnacle West Capital Corp.	12,420	855,738
Xcel Energy, Inc.	17,526	1,049,281

		4,719,630

Entertainment - 1.3%
Electronic Arts, Inc.	3,036	417,693
Madison Square Garden Sports Corp.*(a)	5,382	996,208
Take-Two Interactive Software, Inc.*	6,762	1,115,257

		2,529,158

Financial Services - 2.4%
Visa, Inc., Class A(a)	17,388	4,751,445

Food Products - 2.4%
Flowers Foods, Inc.	16,560	377,568
General Mills, Inc.	4,002	259,770
Hershey Co. (The)	5,382	1,041,632
Hormel Foods Corp.	21,666	657,996
J M Smucker Co. (The)	7,038	925,849
Lancaster Colony Corp.(a)	8,418	1,547,060

		4,809,875

Gas Utilities - 0.8%
Atmos Energy Corp.(a)	6,210	707,567
Southwest Gas Holdings, Inc.	2,760	161,957
Spire, Inc.(a)	12,972	736,421

		1,605,945

Ground Transportation - 1.3%
Landstar System, Inc.(a)	8,142	1,560,984
Old Dominion Freight Line, Inc.	2,484	971,294

		2,532,278

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	21,114	2,389,049

Health Care Providers & Services - 0.9%
Chemed Corp.	2,484	1,472,490
UnitedHealth Group, Inc.	552	282,481

		1,754,971

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 3.2%
McDonald’s Corp.	15,870	4,645,466
Restaurant Brands International, Inc.	20,976	1,637,806

		6,283,272

Household Durables - 0.4%
Helen of Troy Ltd.*	6,900	790,050

Household Products - 3.4%
Clorox Co. (The)	8,280	1,202,670
Procter & Gamble Co. (The)	24,702	3,881,672
WD-40 Co.(a)	6,348	1,644,005

		6,728,347

Insurance - 6.5%
Allstate Corp. (The)	11,454	1,778,234
American Financial Group, Inc.	12,420	1,495,368
Assurant, Inc.	8,832	1,483,334
Chubb Ltd.	5,934	1,453,830
Cincinnati Financial Corp.	9,798	1,085,618
Hanover Insurance Group, Inc. (The)	8,004	1,056,608
Loews Corp.	1,104	80,438
Markel Group, Inc.*(a)	690	1,033,227
Ryan Specialty Holdings, Inc., Class A*(a)	20,700	896,724
Travelers Cos., Inc. (The)	6,348	1,341,713
W R Berkley Corp.	14,214	1,163,842

		12,868,936

Interactive Media & Services - 2.3%
Alphabet, Inc., Class A*	12,006	1,682,041
Alphabet, Inc., Class C*	9,108	1,291,514
Meta Platforms, Inc., Class A*	4,140	1,615,180

		4,588,735

IT Services - 2.2%
Amdocs Ltd.	17,250	1,581,480
International Business Machines Corp.	15,456	2,838,649

		4,420,129

Life Sciences Tools & Services - 0.5%
QIAGEN NV*	23,811	1,039,570

Metals & Mining - 1.0%
Newmont Corp.	30,222	1,042,961
Royal Gold, Inc.(a)	8,556	978,721

		2,021,682

Multi-Utilities - 2.7%
Ameren Corp.	12,696	883,261
CMS Energy Corp.(a)	17,388	993,898
Consolidated Edison, Inc.	16,698	1,517,848
Northwestern Energy Group, Inc.	18,216	876,554
WEC Energy Group, Inc.	12,834	1,036,474

		5,308,035

Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp.(a)	5,106	393,724
Coterra Energy, Inc.	55,200	1,373,376

		1,767,100

Investments	Shares	Value ($)
Pharmaceuticals - 8.0%
Eli Lilly & Co.	11,592	7,483,911
Johnson & Johnson	11,178	1,776,184
Merck & Co., Inc.	55,062	6,650,389

		15,910,484

Professional Services - 1.8%
Automatic Data Processing, Inc.	7,038	1,729,800
Concentrix Corp.(a)	3,726	331,129
Verisk Analytics, Inc.	6,072	1,466,570

		3,527,499

Residential REITs - 0.2%
Essex Property Trust, Inc., REIT	1,794	418,486

Retail REITs - 1.2%
Agree Realty Corp., REIT	16,284	970,689
Phillips Edison & Co., Inc., REIT	39,750	1,379,723

		2,350,412

Semiconductors & Semiconductor Equipment - 3.9%
Broadcom, Inc.	1,656	1,954,080
NVIDIA Corp.	6,975	4,291,508
Texas Instruments, Inc.	9,936	1,590,952

		7,836,540

Software - 12.9%
Cadence Design Systems, Inc.*	2,898	835,957
Check Point Software Technologies Ltd.*	10,212	1,622,993
Dolby Laboratories, Inc., Class A	6,486	539,506
Microsoft Corp.	44,988	17,886,329
Qualys, Inc.*(a)	8,005	1,514,306
Roper Technologies, Inc.	3,174	1,704,438
Tyler Technologies, Inc.*	3,588	1,516,827

		25,620,356

Specialized REITs - 2.6%
Digital Realty Trust, Inc., REIT(a)	11,454	1,608,829
Equinix, Inc., REIT	2,208	1,832,132
Public Storage, REIT	6,083	1,722,645

		5,163,606

Specialty Retail - 3.6%
AutoZone, Inc.*	552	1,524,696
Home Depot, Inc. (The)	8,142	2,873,801
O’Reilly Automotive, Inc.*	1,726	1,765,784
Tractor Supply Co.	4,692	1,053,823

		7,218,104

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	58,374	10,764,166

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.	8,832	1,423,983

TOTAL COMMON STOCKS (COST $166,901,611)		197,789,001

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.3%(c)

REPURCHASE AGREEMENTS - 0.3%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $650,448, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $5,155,349 (Cost $650,352)	650,352	650,352

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%(d)(e)

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills 5.37%, 4/11/2024 (Cost $34,642)	35,000	34,645

Total Investments - 100.0% (Cost $167,586,605)		198,473,998
Other assets less liabilities - 0.0%(b)		93,376

Net Assets - 100.0%		198,567,374

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $20,595,631, collateralized in the form of cash with a value of $650,352 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $20,711,699 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 13, 2024 – November 15, 2053; a total value of $21,362,051.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $650,352.
(d)	All or a portion of the security pledged as collateral for Futures Contracts.
(e)	The rate shown was the current yield as of January 31, 2024.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	2	03/15/2024	USD	$487,050	$21,962
S&P 500 Micro E-Mini Index	8	03/15/2024	USD	194,820	3,435

					$25,397

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.6%
Securities Lending Reinvestments	0.3
Short-Term Investments	0.1
Others(1)	0.0 †

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.3%

Aerospace & Defense - 2.2%
BAE Systems plc	43,320	649,302
Dassault Aviation SA	1,104	210,463
Thales SA	3,336	490,472

		1,350,237

Air Freight & Logistics - 0.7%
Yamato Holdings Co. Ltd.	26,400	461,718

Automobile Components - 0.2%
Bridgestone Corp.	2,400	105,802

Automobiles - 1.0%
Ferrari NV	1,776	624,476

Banks - 10.2%
Bank Hapoalim BM	58,008	497,193
Bank Leumi Le-Israel BM	62,448	478,256
Banque Cantonale Vaudoise (Registered)	168	21,699
BOC Hong Kong Holdings Ltd.(a)	168,000	402,310
DBS Group Holdings Ltd.	24,000	572,545
Hang Seng Bank Ltd.	21,700	225,543
HSBC Holdings plc	11,400	89,746
Japan Post Bank Co. Ltd.	50,400	529,428
Mizrahi Tefahot Bank Ltd.	12,816	480,186
Mizuho Financial Group, Inc.	33,600	621,086
Oversea-Chinese Banking Corp. Ltd.	48,000	462,993
Resona Holdings, Inc.	45,600	255,772
Sumitomo Mitsui Financial Group, Inc.	17,900	942,911
Toronto-Dominion Bank (The)	6,216	379,971
United Overseas Bank Ltd.	19,200	407,606

		6,367,245

Beverages - 0.5%
Budweiser Brewing Co. APAC Ltd.(b)	108,000	169,656
Suntory Beverage & Food Ltd.(a)	4,800	158,670

		328,326

Broadline Retail - 1.9%
Dollarama, Inc.	4,104	303,089
Pan Pacific International Holdings Corp.	21,600	473,892
Wesfarmers Ltd.	11,088	426,370

		1,203,351

Capital Markets - 1.9%
Deutsche Boerse AG	3,072	616,503
Hong Kong Exchanges & Clearing Ltd.	4,400	133,172
Singapore Exchange Ltd.	64,800	456,294

		1,205,969

Investments	Shares	Value ($)
Chemicals - 2.4%
Air Liquide SA	5,688	1,073,098
ICL Group Ltd.	89,424	411,992

		1,485,090

Commercial Services & Supplies - 1.9%
Brambles Ltd.	27,720	268,268
Dai Nippon Printing Co. Ltd.	8,300	243,705
Secom Co. Ltd.	7,200	528,025
TOPPAN Holdings, Inc.	4,800	134,272

		1,174,270

Construction & Engineering - 0.3%
Ackermans & van Haaren NV	72	12,115
Obayashi Corp.	7,200	67,456
Taisei Corp.	2,400	88,414

		167,985

Consumer Staples Distribution & Retail - 2.5%
Carrefour SA	816	14,022
Jeronimo Martins SGPS SA	11,064	253,345
Koninklijke Ahold Delhaize NV	18,672	527,547
Loblaw Cos. Ltd.	2,808	282,366
Metro, Inc., Class A	9,264	489,462

		1,566,742

Containers & Packaging - 0.4%
CCL Industries, Inc., Class B	5,352	230,496

Diversified Consumer Services - 0.1%
Pearson plc	7,368	91,163

Diversified REITs - 0.0%(c)
Nomura Real Estate Master Fund, Inc., REIT	24	26,500

Diversified Telecommunication Services - 4.8%
Deutsche Telekom AG (Registered)	18,096	447,093
Elisa OYJ	9,240	424,061
HKT Trust & HKT Ltd.	24,000	28,829
Koninklijke KPN NV	139,152	475,832
Nippon Telegraph & Telephone Corp.	420,000	535,290
Orange SA	26,736	319,404
Singapore Telecommunications Ltd.	148,800	267,235
Swisscom AG (Registered)	864	519,901

		3,017,645

Electric Utilities - 4.8%
Chubu Electric Power Co., Inc.	9,600	125,931
CLP Holdings Ltd.	36,000	286,213
Emera, Inc.	1,968	69,982
Fortis, Inc.	6,700	270,497
Hydro One Ltd.(a)(b)	16,896	504,585
Iberdrola SA	52,512	637,435
Iberdrola SA*	905	10,986
Kansai Electric Power Co., Inc. (The)	19,200	265,392
Power Assets Holdings Ltd.	45,000	263,648

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Redeia Corp. SA	27,672	463,806
Terna - Rete Elettrica Nazionale	9,192	78,161

		2,976,636

Entertainment - 0.5%
Nintendo Co. Ltd.	2,400	136,439
Toho Co. Ltd.	5,500	181,245

		317,684

Food Products - 5.6%
JDE Peet’s NV	168	4,172
MEIJI Holdings Co. Ltd.	9,600	234,524
Nestle SA (Registered)	22,056	2,534,055
Nissin Foods Holdings Co. Ltd.	6,600	215,778
WH Group Ltd.(b)	372,000	218,901
Yakult Honsha Co. Ltd.	12,000	265,162

		3,472,592

Gas Utilities - 1.2%
Osaka Gas Co. Ltd.	12,000	255,474
Snam SpA	47,640	234,371
Tokyo Gas Co. Ltd.	10,800	251,280

		741,125

Ground Transportation - 4.5%
Canadian National Railway Co.	7,800	973,679
Canadian Pacific Kansas City Ltd.	1,296	104,947
Central Japan Railway Co.	12,000	303,171
East Japan Railway Co.	4,800	277,180
Hankyu Hanshin Holdings, Inc.	7,200	223,081
Keisei Electric Railway Co. Ltd.	2,400	109,972
Kintetsu Group Holdings Co. Ltd.	7,200	224,607
Tobu Railway Co. Ltd.	16,800	450,413
West Japan Railway Co.	3,000	126,219

		2,793,269

Hotels, Restaurants & Leisure - 1.1%
Compass Group plc	2,400	66,566
Genting Singapore Ltd.	316,800	239,434
La Francaise des Jeux SAEM(b)	312	12,757
McDonald’s Holdings Co. Japan Ltd.(a)	4,800	215,413
Sodexo SA	1,416	160,888

		695,058

Household Durables - 0.8%
Sekisui Chemical Co. Ltd.	16,800	243,308
Sekisui House Ltd.(a)	12,000	274,767

		518,075

Household Products - 0.7%
Henkel AG & Co. KGaA	384	26,429
Reckitt Benckiser Group plc	5,400	392,518

		418,947

Independent Power and Renewable Electricity Producers - 0.0%(c)
Meridian Energy Ltd.	2,112	7,215

Industrial Conglomerates - 1.1%
CK Hutchison Holdings Ltd.	48,000	248,067
Jardine Matheson Holdings Ltd.	4,800	193,440
Keppel Ltd.	48,000	257,178

		698,685

Insurance - 5.6%
Fairfax Financial Holdings Ltd.	576	604,204

Investments	Shares	Value ($)
Hannover Rueck SE	1,128	272,259
Insurance Australia Group Ltd.	37,104	148,147
Japan Post Insurance Co. Ltd.	12,000	227,727
Medibank Pvt Ltd.	196,680	499,259
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,416	606,331
Sampo OYJ, Class A	12,048	507,585
Talanx AG	1,512	106,839
Zurich Insurance Group AG	960	491,386

		3,463,737

IT Services - 2.3%
CGI, Inc.*	2,928	329,957
Obic Co. Ltd.	2,900	451,045
Otsuka Corp.	4,800	204,708
SCSK Corp.	24,000	477,127

		1,462,837

Machinery - 1.2%
Hoshizaki Corp.	7,200	265,687
Kone OYJ, Class B	9,720	485,051

		750,738

Marine Transportation - 0.6%
Kuehne + Nagel International AG (Registered)	1,008	345,224

Metals & Mining - 0.6%
BHP Group Ltd.	3,264	101,993
Franco-Nevada Corp.	2,777	302,341

		404,334

Multi-Utilities - 0.8%
Canadian Utilities Ltd., Class A(a)	17,016	390,232
National Grid plc	8,712	117,045

		507,277

Oil, Gas & Consumable Fuels - 3.7%
ENEOS Holdings, Inc.	60,000	245,706
Galp Energia SGPS SA	31,440	499,127
Keyera Corp.	9,480	230,747
Pembina Pipeline Corp.	8,256	286,168
Shell plc	26,184	815,928
TotalEnergies SE	3,960	258,523

		2,336,199

Passenger Airlines - 0.3%
Singapore Airlines Ltd.	40,800	203,947

Personal Care Products - 2.8%
Beiersdorf AG	1,824	269,162
Unilever plc	30,648	1,501,434

		1,770,596

Pharmaceuticals - 11.7%
AstraZeneca plc	1,944	259,937
GSK plc	38,976	778,261
Novartis AG (Registered)	10,320	1,075,489
Novo Nordisk A/S, Class B	8,040	907,836
Roche Holding AG	120	36,622
Roche Holding AG - BR	8,136	2,343,540
Sanofi SA	15,912	1,613,672

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
UCB SA	2,832	268,557

		7,283,914

Professional Services - 2.7%
RELX plc	5,376	223,319
SGS SA (Registered)	5,208	485,922
Thomson Reuters Corp.	2,256	337,053
Wolters Kluwer NV	4,248	629,864

		1,676,158

Real Estate Management & Development - 2.8%
CK Asset Holdings Ltd.	96,000	432,889
Daito Trust Construction Co. Ltd.	2,400	276,244
Daiwa House Industry Co. Ltd.	16,800	526,843
Hang Lung Properties Ltd.	72,000	83,630
Henderson Land Development Co. Ltd.(a)	72,000	187,432
Sino Land Co. Ltd.	11,764	12,280
Sun Hung Kai Properties Ltd.	24,000	223,659

		1,742,977

Retail REITs - 0.7%
Link REIT, REIT	86,400	433,257

Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV	768	665,890

Software - 1.5%
Constellation Software, Inc.	24	66,749
Dassault Systemes SE	3,048	159,701
Nice Ltd.*	1,248	258,019
Oracle Corp. Japan	5,900	471,031

		955,500

Specialty Retail - 1.1%
Industria de Diseno Textil SA	15,480	667,730

Technology Hardware, Storage & Peripherals - 0.7%
Canon, Inc.	14,400	401,929
Logitech International SA (Registered)	456	38,517

		440,446

Textiles, Apparel & Luxury Goods - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	408	342,852

Tobacco - 0.4%
Japan Tobacco, Inc.	8,600	229,157

Trading Companies & Distributors - 2.0%
Bunzl plc	6,768	277,091
Ferguson plc	3,336	630,862
ITOCHU Corp.	7,200	332,577

		1,240,530

Transportation Infrastructure - 1.2%
Aena SME SA(b)	1,704	304,022
Auckland International Airport Ltd.	22,704	117,883
Flughafen Zurich AG (Registered)	1,080	224,976
Getlink SE	6,504	113,040

		759,921

Investments	Shares	Value ($)
Wireless Telecommunication Services - 2.6%
KDDI Corp.	21,600	723,621
Rogers Communications, Inc., Class B	3,576	168,087
SoftBank Corp.	40,800	548,047
Vodafone Group plc	242,808	208,156

		1,647,911

TOTAL COMMON STOCKS (COST $57,308,909)		61,377,433

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%

Software - 0.0%
Constellation Software, Inc., expiring 3/31/2040, price 11.50 CAD*‡ (Cost $–)	28	—

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.7%(d)

REPURCHASE AGREEMENTS - 0.7%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $435,991, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $3,455,596 (Cost $435,927)	435,927	435,927

Total Investments - 99.0% (Cost $57,744,836)		61,813,360
Other assets less liabilities - 1.0%		599,531

Net Assets - 100.0%		62,412,891

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $1,773,489, collateralized in the form of cash with a value of $435,927 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,155,437 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from February 6, 2024 – August 15, 2052 and $359,572 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from February 21, 2024 – September 20, 2117; a total value of $1,950,936.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $435,927.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	9	03/15/2024	USD	$1,004,850	$24,192

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	91,112	Citibank NA	USD	67,958	03/20/2024	$278
ILS	73,522	Morgan Stanley	USD	20,085	03/20/2024	158
USD	80,292	Citibank NA	AUD	119,288	03/20/2024	1,316
USD	44,820	Citibank NA	DKK	303,190	03/20/2024	525
USD	306,725	Citibank NA	EUR	279,420	03/20/2024	2,596
USD	25,558	Citibank NA	NZD	41,229	03/20/2024	179
USD	75,433	Citibank NA	SEK	767,599	03/20/2024	1,001

Total unrealized appreciation						$6,053

HKD	282,833	Bank of New York Mellon (The)	USD	36,283	03/20/2024	$(56)
SGD	16,357	BNP Paribas SA	USD	12,371	03/20/2024	(105)
USD	195,112	Citibank NA	CHF	167,993	03/20/2024	(1,716)
USD	25,392	Citibank NA	GBP	19,939	03/20/2024	(7)
USD	12,516	Citibank NA	NOK	131,563	03/20/2024	(80)
JPY	13,556,869	Toronto-Dominion Bank (The)	USD	97,062	03/21/2024	(3,612)

Total unrealized depreciation						$(5,576)

Net unrealized appreciation						$477

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	2.3%
Belgium	0.4
Canada	10.1
Denmark	1.5
Finland	2.3
France	7.6
Germany	3.8
Hong Kong	5.4
Israel	3.4
Italy	0.5
Japan	23.9
Netherlands	4.7
New Zealand	0.2
Portugal	1.2
Singapore	4.9
Spain	3.3
Switzerland	13.0
United Kingdom	9.8
Other[1]	1.7

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.3%
Warrants	—
Securities Lending Reinvestments	0.7
Others(1)	1.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Automobile Components - 1.2%
Balkrishna Industries Ltd.	180	5,320
Bosch Ltd.	18	5,108
Cheng Shin Rubber Industry Co. Ltd.	72,000	104,551
Hyundai Mobis Co. Ltd.	18	2,832
MRF Ltd.	81	139,069

		256,880

Automobiles - 2.8%
Bajaj Auto Ltd.	2,457	226,858
Hero MotoCorp Ltd.	3,618	201,349
Maruti Suzuki India Ltd.	1,197	146,835

		575,042

Banks - 17.7%
Abu Dhabi Islamic Bank PJSC	33,255	101,405
Agricultural Bank of China Ltd., Class H	369,000	142,554
Al Rajhi Bank	2,988	66,929
Banco BBVA Peru SA	8,271	3,501
Bank Central Asia Tbk. PT	181,800	110,025
Bank of China Ltd., Class H	612,000	230,168
Bank of Communications Co. Ltd., Class H	198,000	117,018
Boubyan Bank KSCP	57,780	115,335
Chang Hwa Commercial Bank Ltd.	288,000	161,025
China Construction Bank Corp., Class H	662,000	392,936
Chongqing Rural Commercial Bank Co. Ltd., Class H	279,000	108,499
Dubai Islamic Bank PJSC	112,104	192,896
Emirates NBD Bank PJSC	26,505	127,728
First Abu Dhabi Bank PJSC	4,635	18,475
First Financial Holding Co. Ltd.	207,000	175,920
Grupo Financiero Banorte SAB de CV, Class O	1,800	18,346
HDFC Bank Ltd.	5,346	94,153
Hong Leong Bank Bhd.	27,000	109,598
Hong Leong Financial Group Bhd.	22,500	78,108
ICICI Bank Ltd.	10,521	130,259
Industrial & Commercial Bank of China Ltd., Class H	432,000	211,102
Itau Unibanco Holding SA (Preference)	5,400	35,824
Kuwait Finance House KSCP	70,119	175,981
Malayan Banking Bhd.	69,300	135,670
National Bank of Kuwait SAKP	59,220	188,672
Qatar International Islamic Bank QSC	39,879	114,347
Qatar National Bank QPSC	36,918	157,264
RHB Bank Bhd.	35,100	41,556
Saudi Investment Bank (The)	23,805	99,026
Saudi National Bank (The)	2,736	29,621

Investments	Shares	Value ($)
Sberbank of Russia PJSC‡	12,360	—

		3,683,941

Beverages - 1.1%
Emperador, Inc.	271,800	99,218
Nongfu Spring Co. Ltd., Class H(a)	23,400	126,770

		225,988

Broadline Retail - 3.3%
Alibaba Group Holding Ltd., ADR	7,236	522,222
PDD Holdings, Inc., ADR*	1,098	139,303
Prosus NV	432	12,919
Robinson PCL*‡	600	—

		674,444

Capital Markets - 0.8%
Macquarie Korea Infrastructure Fund	17,064	159,306

Chemicals - 3.6%
Asian Paints Ltd.	4,428	157,716
Berger Paints India Ltd.	2,835	19,294
Fertiglobe plc	174,708	132,710
Mesaieed Petrochemical Holding Co.	206,172	95,130
PhosAgro PJSC‡	1,158	—
Pidilite Industries Ltd.	3,807	116,123
SABIC Agri-Nutrients Co.	4,887	167,066
Saudi Basic Industries Corp.	2,754	57,208

		745,247

Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	486	20,365

Construction Materials - 0.8%
Asia Cement Corp.	48,564	61,676
LafargeHolcim Maroc SA	567	110,643

		172,319

Consumer Finance - 0.5%
Bajaj Finance Ltd.	117	9,669
Samsung Card Co. Ltd.*	3,969	98,136

		107,805

Consumer Staples Distribution & Retail - 0.9%
Nahdi Medical Co.	333	12,485
President Chain Store Corp.	19,000	160,258
Wal-Mart de Mexico SAB de CV	900	3,726

		176,469

Diversified Telecommunication Services - 4.4%
Chunghwa Telecom Co. Ltd.	58,000	220,515
Emirates Integrated Telecommunications Co. PJSC	106,758	164,223
Itissalat Al-Maghrib	16,992	160,606
LG Uplus Corp.	11,853	90,852
Ooredoo QPSC	39,168	115,105
Saudi Telecom Co.	15,390	167,439

		918,740

Electric Utilities - 3.1%
CPFL Energia SA	6,300	46,232
Manila Electric Co.	15,570	100,122

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Power Grid Corp. of India Ltd.	74,592	232,910
Saudi Electricity Co.	20,106	101,653
Transmissora Alianca de Energia Eletrica SA	21,600	161,264

		642,181

Electronic Equipment, Instruments & Components - 0.7%
WPG Holdings Ltd.	50,000	139,299

Entertainment - 0.8%
NetEase, Inc., ADR	1,602	156,419

Food Products - 3.6%
Almarai Co. JSC	6,399	97,433
Nestle India Ltd.	1,710	51,602
Nestle Malaysia Bhd.	5,400	136,427
Orion Corp.	900	61,837
Tingyi Cayman Islands Holding Corp.	126,000	125,077
Uni-President China Holdings Ltd.	90,000	50,427
Uni-President Enterprises Corp.	27,000	62,455
Want Want China Holdings Ltd.	279,000	153,825

		739,083

Gas Utilities - 0.8%
Petronas Gas Bhd.	44,100	165,398

Health Care Providers & Services - 3.4%
Bumrungrad Hospital PCL, NVDR	22,500	152,209
Dr Sulaiman Al Habib Medical Services Group Co.	1,701	131,540
IHH Healthcare Bhd.	75,600	97,497
Mitra Keluarga Karyasehat Tbk. PT(a)	884,700	150,814
Mouwasat Medical Services Co.	1,287	40,771
Sinopharm Group Co. Ltd., Class H	50,400	132,492

		705,323

Hotels, Restaurants & Leisure - 0.7%
Americana Restaurants International plc	83,934	71,069
Kangwon Land, Inc.*	3,375	37,957
Meituan, Class B*(a)	4,500	36,007

		145,033

Household Durables - 0.2%
Arcelik A/S	8,721	40,696

Household Products - 0.0%(b)
Unilever Indonesia Tbk. PT	23,400	4,597

Independent Power and Renewable Electricity Producers - 0.9%
ACWA Power Co.	972	62,206
Engie Brasil Energia SA	2,700	22,174
NTPC Ltd.	27,477	105,053
Unipro PJSC*‡	726,000	—

		189,433

Industrial Conglomerates - 2.1%
Alpha Dhabi Holding PJSC*	22,194	107,316
Far Eastern New Century Corp.	108,000	106,621
Industries Qatar QSC	18,558	61,163

Investments	Shares	Value ($)
Samsung C&T Corp.	1,125	116,323
Sime Darby Bhd.	71,100	36,527

		427,950

Insurance - 2.3%
Bupa Arabia for Cooperative Insurance Co.	2,097	115,528
DB Insurance Co. Ltd.*	369	24,302
PICC Property & Casualty Co. Ltd., Class H	106,000	131,801
Ping An Insurance Group Co. of China Ltd., Class H	7,500	31,373
Samsung Fire & Marine Insurance Co. Ltd.*	630	124,617
Samsung Life Insurance Co. Ltd.	981	50,937

		478,558

Interactive Media & Services - 2.9%
Tencent Holdings Ltd.	17,400	602,314

IT Services - 5.7%
Arabian Internet & Communications Services Co.	1,197	104,695
HCL Technologies Ltd.	14,688	278,748
Infosys Ltd.	6,552	131,042
Samsung SDS Co. Ltd.	1,017	115,823
Tata Consultancy Services Ltd.	12,006	551,689

		1,181,997

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	504	22,277
Samsung Biologics Co. Ltd.*(a)	36	22,658

		44,935

Marine Transportation - 0.5%
MISC Bhd.	68,400	106,288

Metals & Mining - 0.4%
Industrias CH SAB de CV, Class B, Series B*	531	5,902
Polyus PJSC*‡	546	—
Vale SA	6,300	86,395

		92,297

Multi-Utilities - 0.8%
Dubai Electricity & Water Authority PJSC	248,571	169,867

Office REITs - 0.0%(b)
Embassy Office Parks REIT, REIT	1,314	5,683

Oil, Gas & Consumable Fuels - 4.0%
China Shenhua Energy Co. Ltd., Class H	54,000	204,125
PetroChina Co. Ltd., Class H	54,000	39,029
Petroleo Brasileiro SA	3,600	30,717
Petroleo Brasileiro SA (Preference)	6,300	51,574
Petronas Dagangan Bhd.	20,700	93,391
Petronet LNG Ltd.	1,845	5,979
Qatar Fuel QSC	35,649	153,719
Qatar Gas Transport Co. Ltd.	114,345	108,975
Reliance Industries Ltd.	4,032	138,533

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Surgutneftegas PJSC (Preference)‡	156,600	—

		826,042

Personal Care Products - 2.8%
Colgate-Palmolive India Ltd.	5,661	175,133
Hengan International Group Co. Ltd.	42,000	130,020
Hindustan Unilever Ltd.	9,477	283,196

		588,349

Pharmaceuticals - 4.5%
Alkem Laboratories Ltd.	621	37,361
Cipla Ltd.	11,709	190,488
Dr Reddy’s Laboratories Ltd.	2,574	189,730
Kalbe Farma Tbk. PT	763,200	73,031
Lupin Ltd.	2,934	53,185
Sun Pharmaceutical Industries Ltd.	9,963	170,176
Torrent Pharmaceuticals Ltd.	6,354	193,664
Zydus Lifesciences Ltd.	3,384	31,002

		938,637

Semiconductors & Semiconductor Equipment - 7.4%
MediaTek, Inc.	2,700	83,330
Taiwan Semiconductor Manufacturing Co. Ltd.	72,000	1,444,624

		1,527,954

Specialty Retail - 1.7%
Abu Dhabi National Oil Co. for Distribution PJSC	113,562	109,761
Jarir Marketing Co.	40,617	165,063
MR DIY Group M Bhd.(a)	232,200	67,745

		342,569

Technology Hardware, Storage & Peripherals - 3.5%
Pegatron Corp.	32,000	84,551
Samsung Electronics Co. Ltd.	11,907	648,589

		733,140

Textiles, Apparel & Luxury Goods - 0.8%
Titan Co. Ltd.	3,663	163,096

Tobacco - 0.6%
KT&G Corp.	1,755	119,135

Transportation Infrastructure - 2.9%
Airports of Thailand PCL, NVDR	63,000	106,103
Jiangsu Expressway Co. Ltd., Class H	180,000	171,774
Salik Co. PJSC	183,834	173,676
Taiwan High Speed Rail Corp.	165,000	155,777

		607,330

Water Utilities - 0.7%
Emirates Central Cooling Systems Corp.	313,650	149,440

Wireless Telecommunication Services - 4.8%
Advanced Info Service PCL, NVDR	27,900	172,225
Bharti Airtel Ltd.	5,589	78,790
Etihad Etisalat Co.	9,351	129,913
Far EasTone Telecommunications Co. Ltd.	74,000	190,323

Investments	Shares	Value ($)
Intouch Holdings PCL, NVDR	72,000	149,672
Mobile Telecommunications Co. KSCP	67,446	115,334
Taiwan Mobile Co. Ltd.	54,000	169,076

		1,005,333

TOTAL COMMON STOCKS (COST $20,663,421)		20,754,922

Total Investments - 100.0% (Cost $20,663,421)		20,754,922
Other assets less liabilities - 0.0%(b)		7,586

Net Assets - 100.0%		20,762,508

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PJSC	Public Joint Stock Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	2	03/15/2024	USD	$98,080	$236

Forward Foreign Currency Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	47,817	Citibank NA	INR	*	4,000,000	03/20/2024	$(266)

Net unrealized depreciation							$(266)

*	Non-deliverable forward.

Abbreviations:

INR — Indian Rupee

USD — US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Brazil	2.1%
China	19.0
India	21.0
Indonesia	1.6
Kuwait	2.9
Malaysia	5.1
Mexico	0.1
Morocco	1.3
Peru	0.0	†
Philippines	1.0
Qatar	3.9
Saudi Arabia	7.8
South Africa	0.1
South Korea	8.1
Taiwan	16.0
Thailand	2.8
Turkey	0.2
United Arab Emirates	7.0
Other[1]	0.0	†

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	100.0%
Others(1)	0.0 †

100.0%

(1)	Includes any other net assets/(liabilities).
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 1.4%
AAR Corp.*	2,505	152,354
AeroVironment, Inc.*(a)	1,169	141,028
Axon Enterprise, Inc.*(a)	1,503	374,337
Boeing Co. (The)*	17,762	3,748,493
BWX Technologies, Inc.	3,841	312,965
Curtiss-Wright Corp.(a)	1,992	443,360
Ducommun, Inc.*(a)	501	24,724
General Dynamics Corp.	6,806	1,803,522
HEICO Corp.(a)	1,328	238,496
HEICO Corp., Class A	1,670	236,255
Hexcel Corp.	2,988	198,373
Howmet Aerospace, Inc.	10,624	597,706
Huntington Ingalls Industries, Inc.	1,169	302,678
Kratos Defense & Security Solutions, Inc.*(a)	3,841	65,028
L3Harris Technologies, Inc.	4,814	1,003,334
Lockheed Martin Corp.	6,308	2,708,718
Mercury Systems, Inc.*(a)	3,984	118,165
Moog, Inc., Class A	1,826	255,275
Northrop Grumman Corp.	3,486	1,557,405
Parsons Corp.*(a)	3,162	206,004
Rocket Lab USA, Inc.*(a)	22,078	107,078
RTX Corp.	42,828	3,902,487
Spirit AeroSystems Holdings, Inc., Class A*(a)	3,320	91,167
Textron, Inc.(a)	5,976	506,227
TransDigm Group, Inc.	1,328	1,451,079
Triumph Group, Inc.*	6,346	102,805
V2X, Inc.*	830	32,279
Virgin Galactic Holdings, Inc.*(a)	40,504	72,097
Woodward, Inc.	3,006	414,137

		21,167,576

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*(a)	4,980	77,140
CH Robinson Worldwide, Inc.(a)	3,154	265,220
Expeditors International of Washington, Inc.	4,150	524,270
FedEx Corp.	7,138	1,722,328
Forward Air Corp.	1,494	66,229
GXO Logistics, Inc.*	6,640	361,083
Hub Group, Inc., Class A*(a)	15,272	691,516
United Parcel Service, Inc., Class B	22,244	3,156,424

		6,864,210

Automobile Components - 0.5%
Adient plc*(a)	21,414	743,280
American Axle & Manufacturing Holdings, Inc.*(a)	5,146	41,631
Aptiv plc*	6,308	513,030
Autoliv, Inc.	3,486	373,420
BorgWarner, Inc.	7,802	264,488

Investments	Shares	Value ($)
Dana, Inc.(a)	12,284	166,571
Dorman Products, Inc.*	1,660	135,141
Fox Factory Holding Corp.*	664	41,858
Garrett Motion, Inc.*(a)	22,742	195,354
Gentex Corp.(a)	10,790	357,473
Gentherm, Inc.*(a)	3,154	151,865
Goodyear Tire & Rubber Co. (The)*	51,460	717,352
LCI Industries(a)	332	36,945
Lear Corp.	11,786	1,566,359
Luminar Technologies, Inc., Class A*(a)	40,006	108,816
Mobileye Global, Inc., Class A*(a)	3,984	103,026
Modine Manufacturing Co.*(a)	3,818	263,786
Patrick Industries, Inc.(a)	5,312	533,272
Phinia, Inc.(a)	10,458	316,250
QuantumScape Corp., Class A*(a)	60,258	410,357
Standard Motor Products, Inc.(a)	2,656	107,170
Stoneridge, Inc.*(a)	8,134	144,704
Visteon Corp.*	1,660	191,381
XPEL, Inc.*(a)(b)	1,169	62,483

		7,546,012

Automobiles - 1.2%
Ford Motor Co.(a)	111,884	1,311,280
General Motors Co.	43,492	1,687,489
Harley-Davidson, Inc.(a)	26,726	867,259
Lucid Group, Inc.*(a)	1,992	6,733
Rivian Automotive, Inc., Class A*(a)	24,402	373,595
Tesla, Inc.*	66,732	12,498,236
Thor Industries, Inc.(a)	10,790	1,219,486
Winnebago Industries, Inc.(a)	5,312	349,105

		18,313,183

Banks - 6.1%
1st Source Corp.(a)	2,158	112,799
Amalgamated Financial Corp.	5,976	158,723
Amerant Bancorp, Inc., Class A(a)	8,300	187,663
Ameris Bancorp(a)	14,442	716,901
Associated Banc-Corp.(a)	36,022	756,822
Atlantic Union Bankshares Corp.(a)	15,770	538,703
Axos Financial, Inc.*(a)	11,022	610,949
Banc of California, Inc.	29,548	407,171
BancFirst Corp.(a)	1,499	132,676
Bancorp, Inc. (The)*	4,648	202,839
Bank of America Corp.	202,686	6,893,351
Bank of Hawaii Corp.(a)	498	31,489
Bank OZK(a)	24,070	1,085,798
BankUnited, Inc.	18,094	511,336
Banner Corp.	8,964	417,543
Berkshire Hills Bancorp, Inc.	7,138	171,312
BOK Financial Corp.(a)	3,984	334,019
Brookline Bancorp, Inc.	11,690	126,486
Byline Bancorp, Inc.	7,304	159,519
Cadence Bank(a)	35,690	950,068
Cambridge Bancorp(a)	1,328	91,088

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Camden National Corp.	830	29,905
Cathay General Bancorp(a)	14,774	608,246
Central Pacific Financial Corp.	2,490	47,982
Citigroup, Inc.	55,278	3,104,965
Citizens Financial Group, Inc.(a)	16,102	526,535
City Holding Co.(a)	334	34,138
Coastal Financial Corp.*(a)	3,320	132,468
Columbia Banking System, Inc.	12,616	254,339
Comerica, Inc.	29,548	1,553,634
Commerce Bancshares, Inc.(a)	4,150	216,298
Community Bank System, Inc.	996	45,587
Community Trust Bancorp, Inc.	1,837	76,236
ConnectOne Bancorp, Inc.(a)	11,620	265,401
CrossFirst Bankshares, Inc.*	5,644	79,693
Cullen/Frost Bankers, Inc.	1,826	193,775
Customers Bancorp, Inc.*	4,316	230,647
CVB Financial Corp.(a)	25,896	434,276
Dime Community Bancshares, Inc.(a)	11,620	265,052
Eagle Bancorp, Inc.	9,462	234,563
East West Bancorp, Inc.(a)	28,386	2,066,785
Eastern Bankshares, Inc.(a)	35,192	491,280
Enterprise Financial Services Corp.	5,810	241,870
Farmers National Banc Corp.(a)	7,636	104,766
FB Financial Corp.	996	37,101
Fifth Third Bancorp	20,916	716,164
First Bancorp/NC(a)	3,173	109,659
First Bancorp/PR	39,674	661,762
First Bancshares, Inc. (The)(a)	8,466	215,290
First Busey Corp.	14,608	343,872
First Citizens BancShares, Inc., Class A	334	504,340
First Commonwealth Financial Corp.	22,712	318,195
First Financial Bancorp(a)	16,867	378,158
First Financial Bankshares, Inc.(a)	8,300	259,209
First Hawaiian, Inc.(a)	27,888	604,891
First Horizon Corp.	119,686	1,704,329
First Interstate BancSystem, Inc., Class A	21,746	598,450
First Merchants Corp.	15,106	510,734
First Mid Bancshares, Inc.(a)	7,138	224,633
FNB Corp.(a)	69,886	921,097
Fulton Financial Corp.(a)	34,528	538,292
Glacier Bancorp, Inc.(a)	5,810	224,615
Great Southern Bancorp, Inc.(a)	332	17,294
Hancock Whitney Corp.	16,434	741,338
Hanmi Financial Corp.	10,624	177,952
HarborOne Bancorp, Inc.(a)	1,837	20,060
Heartland Financial USA, Inc.	6,142	217,857
Heritage Commerce Corp.	22,742	202,176
Heritage Financial Corp.	4,980	100,347
Hilltop Holdings, Inc.(a)	4,648	146,366
Home BancShares, Inc.(a)	37,350	875,484
Hope Bancorp, Inc.	17,430	193,124
Horizon Bancorp, Inc.	5,312	69,640
Huntington Bancshares, Inc.	42,330	538,861
Independent Bank Corp.(a)	10,292	577,278
Independent Bank Group, Inc.	8,300	401,305

Investments	Shares	Value ($)
International Bancshares Corp.(a)	12,024	635,589
JPMorgan Chase & Co.	86,154	15,021,811
KeyCorp	29,548	429,332
Lakeland Bancorp, Inc.(a)	7,304	97,070
Lakeland Financial Corp.(a)	668	44,729
Live Oak Bancshares, Inc.(a)	664	24,150
M&T Bank Corp.	5,478	756,512
Mercantile Bank Corp.	2,158	86,514
Metrocity Bankshares, Inc.(a)	830	19,837
Midland States Bancorp, Inc.(a)	4,342	114,021
National Bank Holdings Corp., Class A(a)	7,802	273,070
NBT Bancorp, Inc.	332	11,809
New York Community Bancorp, Inc.(a)	148,404	960,174
Nicolet Bankshares, Inc.(a)	1,467	114,089
Northwest Bancshares, Inc.(a)	25,398	314,173
OceanFirst Financial Corp.	13,114	225,954
OFG Bancorp	12,118	445,579
Old National Bancorp(a)	53,950	888,557
Old Second Bancorp, Inc.	4,150	56,523
Origin Bancorp, Inc.(a)	3,486	106,323
Pacific Premier Bancorp, Inc.(a)	15,106	383,239
Park National Corp.(a)	334	43,647
Pathward Financial, Inc.(a)	2,672	138,356
Peoples Bancorp, Inc.(a)	5,344	156,579
Pinnacle Financial Partners, Inc.(a)	17,264	1,525,792
PNC Financial Services Group, Inc. (The)	11,454	1,731,959
Popular, Inc.(a)	15,272	1,304,992
Preferred Bank(a)	3,818	274,285
Premier Financial Corp.	11,288	235,806
Prosperity Bancshares, Inc.(a)	18,260	1,166,997
Provident Financial Services, Inc.(a)	18,260	302,203
QCR Holdings, Inc.	1,837	107,299
Regions Financial Corp.	28,884	539,264
Republic Bancorp, Inc., Class A(a)	332	16,995
S&T Bancorp, Inc.(a)	7,138	237,981
Sandy Spring Bancorp, Inc.(a)	12,948	315,672
Seacoast Banking Corp. of Florida(a)	6,806	167,155
ServisFirst Bancshares, Inc.(a)	3,818	256,341
Simmons First National Corp., Class A	21,248	403,924
Southern Missouri Bancorp, Inc.(a)	3,818	166,503
Southside Bancshares, Inc.(a)	4,150	129,895
SouthState Corp.(a)	14,940	1,241,514
Stellar Bancorp, Inc.(a)	8,964	224,369
Stock Yards Bancorp, Inc.(a)	501	24,910
Synovus Financial Corp.(a)	32,204	1,212,803
Texas Capital Bancshares, Inc.*(a)	2,988	182,268
Tompkins Financial Corp.	167	8,248
Towne Bank(a)	12,118	340,637
TriCo Bancshares(a)	4,482	162,921
Triumph Financial, Inc.*	2,158	152,463
Truist Financial Corp.	37,184	1,378,039
TrustCo Bank Corp. NY	830	23,987
Trustmark Corp.(a)	15,604	421,152

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
UMB Financial Corp.	8,134	671,055
United Bankshares, Inc.(a)	25,730	922,421
United Community Banks, Inc.(a)	23,904	653,535
Univest Financial Corp.	4,482	95,198
US Bancorp(a)	46,314	1,923,884
Valley National Bancorp(a)	84,629	814,131
Veritex Holdings, Inc.	11,620	244,136
WaFd, Inc.	15,272	443,499
Webster Financial Corp.	36,686	1,815,223
Wells Fargo & Co.	109,062	5,472,731
WesBanco, Inc.(a)	9,296	272,745
Westamerica Bancorp	5,644	269,332
Western Alliance Bancorp	23,406	1,497,048
Wintrust Financial Corp.(a)	12,191	1,182,283
WSFS Financial Corp.(a)	10,790	480,263
Zions Bancorp NA(a)	33,366	1,398,035

		92,745,099

Beverages - 1.0%
Boston Beer Co., Inc. (The), Class A*	332	115,958
Brown-Forman Corp., Class A(a)	1,336	75,310
Brown-Forman Corp., Class B(a)	9,130	501,237
Celsius Holdings, Inc.*(a)	5,146	256,785
Coca-Cola Co. (The)	93,458	5,559,816
Coca-Cola Consolidated, Inc.	332	285,982
Constellation Brands, Inc., Class A	3,984	976,399
Keurig Dr Pepper, Inc.	25,730	808,951
MGP Ingredients, Inc.(a)	166	14,102
Molson Coors Beverage Co., Class B(a)	6,179	381,800
Monster Beverage Corp.*	18,370	1,010,717
National Beverage Corp.*	1,002	46,333
PepsiCo, Inc.	32,868	5,539,244
Vita Coco Co., Inc. (The)*	3,984	78,445

		15,651,079

Biotechnology - 2.5%
AbbVie, Inc.	52,456	8,623,766
ACADIA Pharmaceuticals, Inc.*	6,640	172,042
Agios Pharmaceuticals, Inc.*(a)	4,587	103,758
Akero Therapeutics, Inc.*(a)	9,960	215,236
Alkermes plc*	5,312	143,690
Allogene Therapeutics, Inc.*(a)	40,338	141,990
Alnylam Pharmaceuticals, Inc.*	2,822	487,952
Amgen, Inc.	16,102	5,060,215
Amicus Therapeutics, Inc.*(a)	6,513	80,957
AnaptysBio, Inc.*(a)	2,490	58,764
Anavex Life Sciences Corp.*(a)	10,126	60,452
Apellis Pharmaceuticals, Inc.*(a)	3,320	210,123
Arcturus Therapeutics Holdings, Inc.*(a)	3,486	114,933
Arcus Biosciences, Inc.*(a)	6,308	95,503
Arrowhead Pharmaceuticals, Inc.*(a)	2,158	69,272
Aurinia Pharmaceuticals, Inc.*(a)	13,114	98,880
Beam Therapeutics, Inc.*(a)	5,976	145,814
Biogen, Inc.*	3,652	900,802
Biohaven Ltd.*	13,944	620,229
BioMarin Pharmaceutical, Inc.*	4,648	409,396

Investments	Shares	Value ($)
Blueprint Medicines Corp.*	3,154	250,838
Bridgebio Pharma, Inc.*(a)	5,146	176,456
Catalyst Pharmaceuticals, Inc.*(a)	8,941	128,750
Cerevel Therapeutics Holdings, Inc.*	2,839	118,954
CRISPR Therapeutics AG*(a)	15,604	982,272
Cytokinetics, Inc.*(a)	4,150	324,240
Deciphera Pharmaceuticals, Inc.*(a)	2,839	40,654
Denali Therapeutics, Inc.*(a)	664	10,631
Dynavax Technologies Corp.*(a)	12,948	167,288
Editas Medicine, Inc.*(a)	9,296	65,351
Exact Sciences Corp.*	5,312	347,405
Exelixis, Inc.*	17,430	379,277
Geron Corp.*(a)	23,572	43,372
Gilead Sciences, Inc.	36,188	2,832,073
Halozyme Therapeutics, Inc.*(a)	6,972	236,002
ImmunoGen, Inc.*	8,466	248,223
Immunovant, Inc.*(a)	2,158	78,573
Incyte Corp.*	5,976	351,210
Inhibrx, Inc.*	1,992	76,752
Insmed, Inc.*	8,798	244,584
Intellia Therapeutics, Inc.*	830	19,771
Ionis Pharmaceuticals, Inc.*(a)	6,308	324,168
Iovance Biotherapeutics, Inc.*(a)	13,612	105,221
Ironwood Pharmaceuticals, Inc., Class A*	14,442	204,932
Karuna Therapeutics, Inc.*	1,494	468,249
Keros Therapeutics, Inc.*(a)	3,652	202,175
Krystal Biotech, Inc.*(a)	1,660	184,675
Kura Oncology, Inc.*(a)	17,098	344,354
Kymera Therapeutics, Inc.*(a)	2,988	97,947
Madrigal Pharmaceuticals, Inc.*(a)	166	35,974
Moderna, Inc.*(a)	8,466	855,489
Morphic Holding, Inc.*(a)	2,822	89,429
Myriad Genetics, Inc.*	2,839	60,726
Natera, Inc.*	4,843	319,347
Neurocrine Biosciences, Inc.*	2,004	280,099
Novavax, Inc.*(a)	23,397	93,588
RAPT Therapeutics, Inc.*(a)	6,308	156,123
Recursion Pharmaceuticals, Inc., Class A*(a)	11,952	112,468
Regeneron Pharmaceuticals, Inc.*	2,656	2,504,024
REVOLUTION Medicines, Inc.*(a)	8,964	248,751
Rocket Pharmaceuticals, Inc.*(a)	6,308	181,229
Roivant Sciences Ltd.*(a)	7,968	79,680
Sage Therapeutics, Inc.*(a)	5,146	131,943
Sana Biotechnology, Inc.*(a)	14,442	79,287
Sarepta Therapeutics, Inc.*(a)	4,150	493,808
SpringWorks Therapeutics, Inc.*(a)	3,984	175,814
Summit Therapeutics, Inc.*(a)	23,240	91,101
Syndax Pharmaceuticals, Inc.*(a)	11,952	244,896
TG Therapeutics, Inc.*(a)	1,660	26,958
Travere Therapeutics, Inc.*(a)	1,670	14,913
Twist Bioscience Corp.*(a)	2,822	91,433
Ultragenyx Pharmaceutical, Inc.*(a)	3,154	139,123
United Therapeutics Corp.*	1,494	320,881
Vaxcyte, Inc.*(a)	5,644	403,094

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Veracyte, Inc.*(a)	996	24,920
Vertex Pharmaceuticals, Inc.*	6,308	2,733,761
Vir Biotechnology, Inc.*(a)	18,592	174,765
Xencor, Inc.*	7,138	133,481
Zentalis Pharmaceuticals, Inc.*(a)	4,814	57,046
Zymeworks, Inc.*	14,774	160,150

		37,382,472

Broadline Retail - 2.7%
Amazon.com, Inc.*	225,926	35,063,715
Coupang, Inc., Class A*	30,876	432,264
Dillard’s, Inc., Class A(a)	664	257,147
eBay, Inc.	16,434	674,944
Etsy, Inc.*(a)	2,490	165,734
Kohl’s Corp.(a)	21,414	551,625
Macy’s, Inc.(a)	55,776	1,020,143
MercadoLibre, Inc.*	1,162	1,989,123
Nordstrom, Inc.(a)	16,766	304,303
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,006	216,222
Savers Value Village, Inc.*	5,976	111,692

		40,786,912

Building Products - 0.8%
A O Smith Corp.	3,173	246,257
AAON, Inc.(a)	3,507	246,051
Advanced Drainage Systems, Inc.(a)	2,656	346,396
Allegion plc(a)	1,826	226,223
American Woodmark Corp.*(a)	3,984	363,660
Apogee Enterprises, Inc.(a)	2,988	157,796
Armstrong World Industries, Inc.(a)	996	98,813
AZEK Co., Inc. (The), Class A*	3,984	153,623
AZZ, Inc.(a)	2,988	186,601
Builders FirstSource, Inc.*	4,150	720,980
Carlisle Cos., Inc.(a)	1,336	419,851
Carrier Global Corp.(a)	21,710	1,187,754
CSW Industrials, Inc.	166	35,121
Fortune Brands Innovations, Inc.	4,316	334,878
Gibraltar Industries, Inc.*	835	67,568
Griffon Corp.(a)	3,652	212,766
Hayward Holdings, Inc.*(a)	11,454	143,404
Insteel Industries, Inc.(a)	2,490	86,229
JELD-WEN Holding, Inc.*(a)	12,782	237,745
Johnson Controls International plc	18,592	979,612
Lennox International, Inc.	996	426,447
Masco Corp.	6,680	449,497
Masonite International Corp.*	3,652	336,167
Masterbrand, Inc.*	24,070	338,665
Owens Corning	3,154	477,926
PGT Innovations, Inc.*	5,146	212,118
Quanex Building Products Corp.(a)	4,175	130,344
Resideo Technologies, Inc.*(a)	25,564	428,708
Simpson Manufacturing Co., Inc.(a)	1,503	272,028
Trane Technologies plc	5,344	1,346,955
Trex Co., Inc.*	5,976	486,924
UFP Industries, Inc.	12,358	1,402,015
Zurn Elkay Water Solutions Corp.(a)	4,342	128,740

		12,887,862

Investments	Shares	Value ($)
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	7,802	1,161,250
Ameriprise Financial, Inc.	2,656	1,027,420
Ares Management Corp., Class A	3,340	405,743
Artisan Partners Asset Management, Inc., Class A(a)	1,992	83,465
B. Riley Financial, Inc.(a)	2,490	58,316
Bank of New York Mellon Corp. (The)	21,248	1,178,414
BGC Group, Inc., Class A(a)	32,536	229,704
BlackRock, Inc.	4,150	3,213,386
Blackstone, Inc.	16,434	2,045,211
Blue Owl Capital, Inc., Class A(a)	18,036	280,279
Brightsphere Investment Group, Inc.	5,010	110,821
Carlyle Group, Inc. (The)(a)	4,980	199,300
Charles Schwab Corp. (The)	43,326	2,726,072
CME Group, Inc.	8,300	1,708,472
Cohen & Steers, Inc.(a)	1,494	105,207
Coinbase Global, Inc., Class A*(a)	4,814	617,155
Donnelley Financial Solutions, Inc.*(a)	1,162	72,183
Evercore, Inc., Class A(a)	1,826	313,579
FactSet Research Systems, Inc.	835	397,393
Federated Hermes, Inc., Class B	5,478	191,511
Franklin Resources, Inc.(a)	9,130	243,132
Goldman Sachs Group, Inc. (The)	9,794	3,760,994
Hamilton Lane, Inc., Class A	2,490	288,691
Houlihan Lokey, Inc., Class A(a)	1,670	200,033
Interactive Brokers Group, Inc., Class A(a)	3,486	309,383
Intercontinental Exchange, Inc.	13,768	1,753,079
Invesco Ltd.	71,048	1,124,690
Janus Henderson Group plc	28,718	825,930
Jefferies Financial Group, Inc.	9,462	385,671
KKR & Co., Inc.	18,592	1,609,695
LPL Financial Holdings, Inc.	2,158	516,172
MarketAxess Holdings, Inc.	664	149,739
Moelis & Co., Class A(a)	3,173	174,420
Moody’s Corp.	3,984	1,561,887
Morgan Stanley	38,844	3,388,751
Morningstar, Inc.(a)	501	139,929
MSCI, Inc.	1,837	1,099,665
Nasdaq, Inc.	8,016	463,084
Northern Trust Corp.(c)	6,640	528,810
Open Lending Corp.*(a)	9,628	70,670
Piper Sandler Cos.(a)	1,162	201,595
PJT Partners, Inc., Class A(a)	334	32,121
Raymond James Financial, Inc.	5,312	585,276
Robinhood Markets, Inc., Class A*(a)	23,572	253,163
S&P Global, Inc.	7,968	3,572,453
SEI Investments Co.(a)	3,320	209,957
State Street Corp.	9,462	698,958
Stifel Financial Corp.(a)	21,082	1,537,932
StoneX Group, Inc.*(a)	6,226	409,359
T. Rowe Price Group, Inc.(a)	7,470	810,121
TPG, Inc., Class A(a)	2,171	90,379
Tradeweb Markets, Inc., Class A	3,818	364,199

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Victory Capital Holdings, Inc., Class A	5,976	201,570
Virtu Financial, Inc., Class A(a)	21,248	356,754
Virtus Investment Partners, Inc.(a)	996	235,166
WisdomTree, Inc.(a)	167	1,131

		44,279,440

Chemicals - 1.6%
AdvanSix, Inc.(a)	7,470	189,589
Air Products and Chemicals, Inc.	4,980	1,273,436
Albemarle Corp.(a)	2,822	323,796
Arcadium Lithium plc*(a)	217,958	1,065,815
Ashland, Inc.	1,837	171,980
Avient Corp.	6,474	234,423
Axalta Coating Systems Ltd.*(a)	8,517	276,121
Balchem Corp.(a)	1,837	257,474
Cabot Corp.	10,458	754,022
Celanese Corp.(a)	3,154	461,399
CF Industries Holdings, Inc.	6,474	488,852
Chemours Co. (The)	33,366	1,006,652
Corteva, Inc.	15,770	717,220
Dow, Inc.	19,090	1,023,224
DuPont de Nemours, Inc.(a)	11,122	687,340
Eastman Chemical Co.	3,486	291,255
Ecolab, Inc.	5,478	1,085,849
Ecovyst, Inc.*(a)	1,169	10,825
Element Solutions, Inc.	12,859	285,855
FMC Corp.	7,138	401,155
Ginkgo Bioworks Holdings, Inc., Class A*(a)	5,976	7,231
Hawkins, Inc.(a)	501	33,351
HB Fuller Co.(a)	1,503	113,882
Huntsman Corp.	11,122	272,934
Ingevity Corp.*(a)	3,652	159,081
Innospec, Inc.	668	77,561
International Flavors & Fragrances, Inc.	7,470	602,680
Koppers Holdings, Inc.	3,486	178,274
Kronos Worldwide, Inc.(a)	6,142	57,182
Linde plc	11,952	4,838,528
LSB Industries, Inc.*	830	6,175
LyondellBasell Industries NV, Class A(a)	7,515	707,312
Mativ Holdings, Inc.(a)	18,094	217,671
Minerals Technologies, Inc.	2,656	173,570
Mosaic Co. (The)	10,956	336,459
NewMarket Corp.(a)	498	277,789
Olin Corp.	24,568	1,279,256
Perimeter Solutions SA*(a)	7,636	36,195
PPG Industries, Inc.	5,146	725,792
PureCycle Technologies, Inc.*(a)	1,660	6,507
Quaker Chemical Corp.	664	126,120
RPM International, Inc.	2,672	284,995
Scotts Miracle-Gro Co. (The)(a)	9,628	541,671
Sensient Technologies Corp.(a)	996	61,782
Sherwin-Williams Co. (The)	5,478	1,667,394
Stepan Co.(a)	332	29,638
Tronox Holdings plc(a)	4,648	64,096

Investments	Shares	Value ($)
Westlake Corp.(a)	498	68,898

		23,958,306

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.	11,952	487,522
ACCO Brands Corp.(a)	21,912	133,225
Brady Corp., Class A	1,002	60,351
Brink’s Co. (The)(a)	9,686	783,016
Casella Waste Systems, Inc., Class A*(a)	2,004	171,021
Cimpress plc*	1,826	137,352
Cintas Corp.	2,004	1,211,558
Clean Harbors, Inc.*	1,660	278,814
Copart, Inc.*	21,248	1,020,754
CoreCivic, Inc.*(a)	11,786	167,597
Deluxe Corp.(a)	10,126	191,483
Driven Brands Holdings, Inc.*	9,794	128,399
Ennis, Inc.(a)	4,482	91,298
Enviri Corp.*(a)	17,762	152,931
GEO Group, Inc. (The)*(a)	22,244	247,353
HNI Corp.(a)	3,340	136,005
Interface, Inc., Class A(a)	19,422	241,027
Liquidity Services, Inc.*(a)	501	8,743
Matthews International Corp., Class A(a)	3,320	109,228
MillerKnoll, Inc.(a)	18,758	498,775
MSA Safety, Inc.(a)	2,158	356,135
OPENLANE, Inc.*(a)	2,988	42,071
Republic Services, Inc.	5,010	857,311
Rollins, Inc.	6,179	267,613
SP Plus Corp.*	2,822	145,982
Steelcase, Inc., Class A(a)	26,062	330,466
Stericycle, Inc.*(a)	5,312	254,976
Tetra Tech, Inc.(a)	1,826	288,837
UniFirst Corp.(a)	830	140,619
Veralto Corp.	6,806	521,952
Vestis Corp.	22,576	483,126
Viad Corp.*(a)	2,171	71,773
Waste Management, Inc.(a)	9,018	1,674,011

		11,691,324

Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	1,660	10,400
Arista Networks, Inc.*	5,976	1,545,872
Calix, Inc.*	4,482	148,713
Ciena Corp.*(a)	5,478	290,334
Cisco Systems, Inc.	119,520	5,997,514
Digi International, Inc.*(a)	3,340	81,195
Extreme Networks, Inc.*(a)	9,130	123,346
F5, Inc.*	1,162	213,459
Harmonic, Inc.*(a)	4,316	50,497
Infinera Corp.*(a)	2,324	11,481
Juniper Networks, Inc.	10,126	374,257
Lumentum Holdings, Inc.*(a)	4,980	273,601
Motorola Solutions, Inc.	4,175	1,333,913
Viasat, Inc.*(a)	12,284	273,073
Viavi Solutions, Inc.*(a)	4,482	44,058

		10,771,713

Construction & Engineering - 0.3%
AECOM	4,230	373,044

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
API Group Corp.*	7,138	224,990
Arcosa, Inc.(a)	1,336	104,582
Argan, Inc.	1,670	74,031
Comfort Systems USA, Inc.	1,992	433,200
Construction Partners, Inc., Class A*	835	37,993
Dycom Industries, Inc.*(a)	1,336	149,231
EMCOR Group, Inc.	1,494	340,796
Fluor Corp.*(a)	5,678	214,117
Granite Construction, Inc.(a)	3,340	150,667
IES Holdings, Inc.*(a)	1,494	122,448
MasTec, Inc.*	2,490	163,518
MDU Resources Group, Inc.	39,508	770,801
MYR Group, Inc.*	1,328	191,033
Primoris Services Corp.	10,187	334,134
Quanta Services, Inc.(a)	3,818	740,883
Sterling Infrastructure, Inc.*(a)	2,656	199,466
Valmont Industries, Inc.	664	149,871
WillScot Mobile Mini Holdings Corp.*	6,142	290,517

		5,065,322

Construction Materials - 0.1%
Eagle Materials, Inc.	1,670	377,888
Martin Marietta Materials, Inc.	1,503	764,155
Summit Materials, Inc., Class A*	4,934	178,512
Vulcan Materials Co.	3,006	679,386

		1,999,941

Consumer Finance - 0.9%
Ally Financial, Inc.	54,614	2,003,241
American Express Co.	17,098	3,432,252
Bread Financial Holdings, Inc.	7,138	258,895
Capital One Financial Corp.	11,786	1,594,882
Credit Acceptance Corp.*(a)	282	152,582
Discover Financial Services	7,636	805,751
Encore Capital Group, Inc.*(a)	6,142	307,591
Enova International, Inc.*	7,181	390,862
EZCORP, Inc., Class A*	3,320	28,552
FirstCash Holdings, Inc.	1,336	153,333
LendingClub Corp.*	16,434	148,235
Navient Corp.(a)	22,712	391,101
Nelnet, Inc., Class A(a)	1,494	130,172
NerdWallet, Inc., Class A*(a)	10,292	157,570
OneMain Holdings, Inc.(a)	22,410	1,066,716
PRA Group, Inc.*(a)	8,466	192,771
PROG Holdings, Inc.*(a)	6,308	193,277
SLM Corp.	52,954	1,052,725
SoFi Technologies, Inc.*(a)	42,330	331,444
Synchrony Financial	9,794	380,693
Upstart Holdings, Inc.*(a)	3,984	126,532
World Acceptance Corp.*(a)	334	43,858

		13,343,035

Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos., Inc., Class A	8,466	179,649
Andersons, Inc. (The)(a)	3,154	166,247
BJ’s Wholesale Club Holdings, Inc.*	4,089	263,086
Casey’s General Stores, Inc.	1,162	315,320
Chefs’ Warehouse, Inc. (The)*(a)	3,486	110,925

Investments	Shares	Value ($)
Costco Wholesale Corp.	10,790	7,497,755
Dollar General Corp.(a)	6,142	811,174
Dollar Tree, Inc.*(a)	4,814	628,805
Grocery Outlet Holding Corp.*(a)	664	16,454
Ingles Markets, Inc., Class A(a)	1,328	111,884
Kroger Co. (The)	20,584	949,746
Performance Food Group Co.*	3,652	265,427
PriceSmart, Inc.(a)	334	25,391
SpartanNash Co.(a)	7,968	178,722
Sprouts Farmers Market, Inc.*(a)	6,474	326,095
Sysco Corp.	11,620	940,407
Target Corp.	13,612	1,893,157
United Natural Foods, Inc.*(a)	11,952	178,204
US Foods Holding Corp.*	6,972	320,782
Walgreens Boots Alliance, Inc.	17,430	393,395
Walmart, Inc.	34,528	5,705,752
Weis Markets, Inc.(a)	1,640	99,630

		21,378,007

Containers & Packaging - 0.6%
Amcor plc	33,698	317,772
AptarGroup, Inc.(a)	2,158	280,281
Avery Dennison Corp.	1,670	333,082
Ball Corp.(a)	8,300	460,235
Berry Global Group, Inc.	24,734	1,619,088
Crown Holdings, Inc.	4,150	367,275
Graphic Packaging Holding Co.(a)	61,088	1,558,355
Greif, Inc., Class A	5,511	345,044
Greif, Inc., Class B(a)	166	10,408
International Paper Co.	7,802	279,546
Myers Industries, Inc.(a)	1,660	31,125
O-I Glass, Inc.*(a)	28,054	408,466
Packaging Corp. of America	2,656	440,577
Pactiv Evergreen, Inc.	12,948	189,041
Sealed Air Corp.(a)	9,130	315,441
Silgan Holdings, Inc.(a)	5,312	244,033
Sonoco Products Co.	18,924	1,076,776
TriMas Corp.	1,336	32,972
Westrock Co.	5,312	213,861

		8,523,378

Distributors - 0.1%
Genuine Parts Co.	3,818	535,398
LKQ Corp.	9,018	420,870
Pool Corp.(a)	1,162	431,393

		1,387,661

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc.*(a)	3,320	167,594
Bright Horizons Family Solutions, Inc.*(a)	3,320	326,190
Chegg, Inc.*	20,584	202,752
Coursera, Inc.*(a)	7,636	146,153
Frontdoor, Inc.*(a)	2,324	76,134
Graham Holdings Co., Class B	332	239,173
Grand Canyon Education, Inc.*(a)	1,162	151,745
H&R Block, Inc.(a)	8,300	388,772
Laureate Education, Inc.	8,964	113,126
OneSpaWorld Holdings Ltd.*(a)	8,517	116,087
Perdoceo Education Corp.(a)	8,466	153,235
Rover Group, Inc., Class A*	13,280	145,283

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Service Corp. International	4,342	291,435
Strategic Education, Inc.(a)	1,670	157,080
Stride, Inc.*(a)	3,320	199,034

		2,873,793

Diversified REITs - 0.1%
Alexander & Baldwin, Inc., REIT	2,839	49,171
American Assets Trust, Inc., REIT	6,308	141,488
Armada Hoffler Properties, Inc., REIT	1,328	15,883
Broadstone Net Lease, Inc., REIT	2,822	45,350
Empire State Realty Trust, Inc., Class A, REIT(a)	15,106	143,809
Essential Properties Realty Trust, Inc., REIT(a)	7,138	177,808
Gladstone Commercial Corp., REIT(a)	8,798	112,790
Global Net Lease, Inc., REIT(a)	31,208	263,708
WP Carey, Inc., REIT(a)	3,818	236,563

		1,186,570

Diversified Telecommunication Services - 0.8%
Anterix, Inc.*(a)	3,154	94,052
AT&T, Inc.	217,958	3,855,677
Cogent Communications Holdings, Inc.(a)	7,968	615,130
EchoStar Corp., Class A*(a)	5,312	71,128
Frontier Communications Parent, Inc.*(a)	46,148	1,136,625
Globalstar, Inc.*(a)	43,824	69,680
Iridium Communications, Inc.	6,142	222,709
Liberty Latin America Ltd., Class A*	20,750	146,080
Liberty Latin America Ltd., Class C*	14,940	106,373
Lumen Technologies, Inc.*(a)	264,936	323,222
Shenandoah Telecommunications Co.(a)	996	20,408
Verizon Communications, Inc.(a)	126,492	5,356,936

		12,018,020

Electric Utilities - 1.2%
ALLETE, Inc.	2,158	127,559
Alliant Energy Corp.(a)	6,308	306,947
American Electric Power Co., Inc.	14,608	1,141,469
Avangrid, Inc.(a)	4,980	151,292
Constellation Energy Corp.	7,304	891,088
Duke Energy Corp.	22,078	2,115,735
Edison International	10,458	705,706
Entergy Corp.	5,312	529,925
Evergy, Inc.	4,814	244,407
Eversource Energy	11,952	648,038
Exelon Corp.	25,896	901,440
FirstEnergy Corp.(a)	15,604	572,355
Hawaiian Electric Industries, Inc.	27,722	359,554
IDACORP, Inc.(a)	2,490	230,524
MGE Energy, Inc.	1,002	64,619
NextEra Energy, Inc.	62,748	3,678,915
NRG Energy, Inc.(a)	8,517	451,742
OGE Energy Corp.	6,972	231,749
Otter Tail Corp.(a)	2,988	270,175

Investments	Shares	Value ($)
PG&E Corp.	58,266	982,948
Pinnacle West Capital Corp.	3,818	263,060
PNM Resources, Inc.(a)	1,494	54,128
Portland General Electric Co.(a)	2,324	95,121
PPL Corp.	14,276	374,031
Southern Co. (The)	31,540	2,192,661
Xcel Energy, Inc.	12,284	735,443

		18,320,631

Electrical Equipment - 0.8%
Acuity Brands, Inc.(a)	1,826	434,880
AMETEK, Inc.	5,146	833,909
Atkore, Inc.*(a)	8,466	1,291,319
Bloom Energy Corp., Class A*(a)	1,992	22,549
Eaton Corp. plc	9,519	2,342,435
Emerson Electric Co.	14,442	1,324,765
Encore Wire Corp.(a)	3,652	823,526
EnerSys	1,002	95,761
Fluence Energy, Inc., Class A*(a)	4,648	92,356
Generac Holdings, Inc.*(a)	2,988	339,646
GrafTech International Ltd.	32,702	43,494
Hubbell, Inc., Class B	1,169	392,281
NEXTracker, Inc., Class A*(a)	5,793	262,249
nVent Electric plc(a)	8,798	528,232
Plug Power, Inc.*(a)	6,474	28,809
Regal Rexnord Corp.(a)	2,004	267,454
Rockwell Automation, Inc.	2,672	676,764
Sensata Technologies Holding plc(a)	34,694	1,254,882
SunPower Corp.*(a)	2,490	7,545
Sunrun, Inc.*(a)	40,670	588,902
Vertiv Holdings Co., Class A	9,960	561,047
Vicor Corp.*(a)	498	18,760

		12,231,565

Electronic Equipment, Instruments & Components - 1.1%
Advanced Energy Industries, Inc.(a)	1,002	104,388
Amphenol Corp., Class A	13,612	1,376,173
Arrow Electronics, Inc.*	10,624	1,180,858
Avnet, Inc.	19,372	877,552
Badger Meter, Inc.(a)	1,826	262,926
Bel Fuse, Inc., Class B	664	44,395
Belden, Inc.	2,656	197,022
Benchmark Electronics, Inc.(a)	8,016	217,394
CDW Corp.(a)	3,006	681,520
Cognex Corp.(a)	9,960	359,954
Coherent Corp.*	7,969	378,825
Corning, Inc.	21,912	711,921
Crane NXT Co.(a)	10,126	590,143
CTS Corp.(a)	835	34,285
ePlus, Inc.*(a)	6,308	476,506
Fabrinet*(a)	2,004	427,874
Flex Ltd.*	16,102	382,262
Insight Enterprises, Inc.*(a)	6,474	1,196,007
IPG Photonics Corp.*	1,992	194,997
Itron, Inc.*(a)	1,837	132,521
Jabil, Inc.	4,482	561,550
Keysight Technologies, Inc.*	4,150	636,029
Kimball Electronics, Inc.*(a)	3,320	78,950

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Knowles Corp.*(a)	2,505	40,857
Littelfuse, Inc.	996	240,932
Methode Electronics, Inc.(a)	3,320	68,923
Mirion Technologies, Inc., Class A*(a)	18,094	170,988
Novanta, Inc.*(a)	1,837	283,908
OSI Systems, Inc.*	498	63,759
PC Connection, Inc.	167	10,773
Plexus Corp.*(a)	664	62,894
Rogers Corp.*(a)	166	19,135
Sanmina Corp.*(a)	12,948	774,549
ScanSource, Inc.*(a)	3,841	150,798
SmartRent, Inc., Class A*	32,702	96,471
TD SYNNEX Corp.	668	66,787
TE Connectivity Ltd.	7,968	1,132,970
Teledyne Technologies, Inc.*	1,169	489,191
Trimble, Inc.*(a)	5,312	270,168
TTM Technologies, Inc.*(a)	20,207	281,079
Vishay Intertechnology, Inc.(a)	24,716	537,079
Vontier Corp.	9,628	333,033
Zebra Technologies Corp., Class A*(a)	996	238,592

		16,436,938

Energy Equipment & Services - 0.6%
Archrock, Inc.(a)	12,525	204,659
Baker Hughes Co.	22,044	628,254
Cactus, Inc., Class A(a)	4,175	177,187
ChampionX Corp.	10,956	300,304
Diamond Offshore Drilling, Inc.*	13,944	170,117
Dril-Quip, Inc.*	2,324	46,643
Halliburton Co.	25,564	911,357
Helix Energy Solutions Group, Inc.*(a)	13,612	127,953
Helmerich & Payne, Inc.(a)	23,074	928,959
Liberty Energy, Inc., Class A(a)	38,014	790,311
Nabors Industries Ltd.*(a)	830	70,223
NOV, Inc.	21,248	414,549
Oceaneering International, Inc.*(a)	8,134	169,025
Oil States International, Inc.*	501	3,091
Patterson-UTI Energy, Inc.(a)	71,048	787,922
ProFrac Holding Corp., Class A*(a)	16,766	132,619
ProPetro Holding Corp.*(a)	26,726	226,102
RPC, Inc.(a)	11,952	87,369
Schlumberger NV	40,836	1,988,713
Select Water Solutions, Inc., Class A(a)	12,118	94,157
Tidewater, Inc.*(a)	1,328	89,228
Transocean Ltd.*(a)	136,618	745,934
US Silica Holdings, Inc.*(a)	7,802	83,637
Valaris Ltd.*	1,162	71,893
Weatherford International plc*	3,984	356,767

		9,606,973

Entertainment - 1.0%
AMC Entertainment Holdings, Inc., Class A*	56,440	228,582
Atlanta Braves Holdings, Inc., Class C*	199	8,022
Cinemark Holdings, Inc.*(a)	9,628	133,155

Investments	Shares	Value ($)
Electronic Arts, Inc.	5,976	822,178
Endeavor Group Holdings, Inc., Class A	9,960	246,510
IMAX Corp.*	1,837	25,663
Liberty Media Corp-Liberty Formula One, Class A*(a)	1,670	102,020
Liberty Media Corp-Liberty Formula One, Class C*	5,177	348,153
Lions Gate Entertainment Corp., Class B*	9,960	96,612
Live Nation Entertainment, Inc.*	4,316	383,477
Madison Square Garden Sports Corp.*(a)	166	30,727
Netflix, Inc.*	10,790	6,086,747
Playtika Holding Corp.*	166	1,199
ROBLOX Corp., Class A*	11,122	431,645
Roku, Inc.*	5,312	467,775
Sphere Entertainment Co.*	4,648	164,446
Take-Two Interactive Software, Inc.*(a)	4,150	684,459
TKO Group Holdings, Inc., Class A	1,162	97,248
Walt Disney Co. (The)	43,326	4,161,462
Warner Music Group Corp., Class A	2,988	109,032

		14,629,112

Financial Services - 4.1%
Affirm Holdings, Inc., Class A*(a)	10,956	443,828
A-Mark Precious Metals, Inc.(a)	3,486	94,017
Apollo Global Management, Inc.(a)	12,948	1,299,979
AvidXchange Holdings, Inc.*(a)	10,956	120,078
Berkshire Hathaway, Inc., Class B*	53,950	20,702,773
Block, Inc., Class A*	14,442	938,874
Cannae Holdings, Inc.*	2,822	57,145
Compass Diversified Holdings	3,652	80,673
Corebridge Financial, Inc.(a)	996	24,073
Enact Holdings, Inc.	3,486	99,316
Equitable Holdings, Inc.	11,952	390,711
Essent Group Ltd.(a)	21,082	1,162,883
Euronet Worldwide, Inc.*	8,798	876,721
EVERTEC, Inc.	4,980	199,997
Federal Agricultural Mortgage Corp., Class C	830	154,621
Fidelity National Information Services, Inc.	16,102	1,002,511
Fiserv, Inc.*	17,098	2,425,693
FleetCor Technologies, Inc.*(a)	1,494	433,155
Flywire Corp.*	5,146	109,970
Global Payments, Inc.	6,308	840,415
International Money Express, Inc.*(a)	2,338	48,163
Jack Henry & Associates, Inc.(a)	1,837	304,630
Jackson Financial, Inc., Class A	13,446	673,241
Marqeta, Inc., Class A*(a)	24,236	145,658
Mastercard, Inc., Class A	20,086	9,023,234
Merchants Bancorp(a)	3,006	131,482
MGIC Investment Corp.	57,104	1,132,943
Mr Cooper Group, Inc.*	14,774	995,177
NCR Atleos Corp.*	10,956	245,305

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NMI Holdings, Inc., Class A*(a)	18,370	586,370
PayPal Holdings, Inc.*	30,544	1,873,874
PennyMac Financial Services, Inc.(a)	2,158	188,221
Radian Group, Inc.(a)	35,358	1,024,675
Remitly Global, Inc.*(a)	8,632	147,952
Repay Holdings Corp., Class A*(a)	26,726	209,532
Rocket Cos., Inc., Class A*(a)	6,972	85,825
Shift4 Payments, Inc., Class A*(a)	1,992	143,046
Toast, Inc., Class A*(a)	11,454	203,538
Visa, Inc., Class A(a)	38,678	10,569,150
Voya Financial, Inc.(a)	21,414	1,549,731
Walker & Dunlop, Inc.(a)	6,474	625,324
Western Union Co. (The)(a)	69,056	868,034
WEX, Inc.*(a)	1,494	305,359

		62,537,897

Food Products - 1.0%
Archer-Daniels-Midland Co.	16,600	922,628
B&G Foods, Inc.(a)	25,232	253,834
Bunge Global SA	3,818	336,328
Calavo Growers, Inc.(a)	1,660	43,309
Cal-Maine Foods, Inc.(a)	498	27,599
Campbell Soup Co.(a)	3,818	170,397
Conagra Brands, Inc.	13,944	406,468
Darling Ingredients, Inc.*	35,690	1,545,377
Flowers Foods, Inc.	3,984	90,835
Fresh Del Monte Produce, Inc.	2,656	65,285
Freshpet, Inc.*(a)	2,158	185,804
General Mills, Inc.	15,272	991,306
Hain Celestial Group, Inc. (The)*	12,948	138,673
Hershey Co. (The)	3,154	610,425
Hormel Foods Corp.	3,984	120,994
Ingredion, Inc.	13,527	1,455,099
J & J Snack Foods Corp.(a)	1,169	186,140
J M Smucker Co. (The)	3,818	502,258
John B Sanfilippo & Son, Inc.	1,162	124,485
Kellanova(a)	9,628	527,229
Kraft Heinz Co. (The)	21,248	788,938
Lamb Weston Holdings, Inc.(a)	3,507	359,257
Lancaster Colony Corp.(a)	1,162	213,552
McCormick & Co., Inc. (Non-Voting)	4,648	316,808
Mission Produce, Inc.*(a)	12,284	122,717
Mondelez International, Inc., Class A	39,342	2,961,272
Pilgrim’s Pride Corp.*	5,146	139,817
Post Holdings, Inc.*(a)	3,006	279,167
Seaboard Corp.	55	198,165
Simply Good Foods Co. (The)*(a)	2,338	88,376
Tootsie Roll Industries, Inc.(a)	2,399	78,184
Tyson Foods, Inc., Class A	6,142	336,336
Utz Brands, Inc.(a)	7,181	127,104
Westrock Coffee Co.*(a)	8,632	89,428
WK Kellogg Co.(a)	18,426	239,354

		15,042,948

Gas Utilities - 0.2%
Atmos Energy Corp.(a)	3,006	342,504
Chesapeake Utilities Corp.(a)	1,660	168,125

Investments	Shares	Value ($)
National Fuel Gas Co.(a)	16,766	790,685
New Jersey Resources Corp.	5,644	230,444
Northwest Natural Holding Co.(a)	4,150	152,969
ONE Gas, Inc.(a)	2,988	183,373
Southwest Gas Holdings, Inc.	830	48,704
Spire, Inc.(a)	11,454	650,244
UGI Corp.(a)	40,172	889,408

		3,456,456

Ground Transportation - 1.0%
ArcBest Corp.(a)	1,826	217,531
Avis Budget Group, Inc.(a)	3,652	597,869
CSX Corp.	56,108	2,003,056
Heartland Express, Inc.(a)	166	2,150
Hertz Global Holdings, Inc.*(a)	17,596	146,927
JB Hunt Transport Services, Inc.	2,004	402,764
Knight-Swift Transportation Holdings, Inc., Class A	4,342	249,144
Landstar System, Inc.(a)	1,670	320,172
Lyft, Inc., Class A*	18,758	234,287
Marten Transport Ltd.(a)	2,505	46,343
Norfolk Southern Corp.	6,972	1,640,093
Old Dominion Freight Line, Inc.	2,338	914,205
RXO, Inc.*(a)	1,660	34,528
Ryder System, Inc.	9,686	1,100,039
Saia, Inc.*(a)	830	373,981
Schneider National, Inc., Class B	3,984	97,688
Uber Technologies, Inc.*	49,634	3,239,611
U-Haul Holding Co.*(a)	167	11,065
U-Haul Holding Co.	2,324	148,434
Union Pacific Corp.	14,608	3,563,330
Werner Enterprises, Inc.	664	26,261
XPO, Inc.*	3,984	340,393

		15,709,871

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	42,994	4,864,771
Align Technology, Inc.*	1,494	399,376
Alphatec Holdings, Inc.*(a)	167	2,687
AtriCure, Inc.*(a)	4,316	147,003
Atrion Corp.(a)	332	112,880
Avanos Medical, Inc.*	6,474	124,236
Axonics, Inc.*	1,992	135,217
Baxter International, Inc.	12,616	488,113
Becton Dickinson & Co.	6,972	1,664,983
Boston Scientific Corp.*	35,524	2,247,248
CONMED Corp.(a)	1,992	190,435
Cooper Cos., Inc. (The)	1,169	436,072
Dentsply Sirona, Inc.	6,308	219,203
Dexcom, Inc.*	9,352	1,134,865
Edwards Lifesciences Corp.*	14,276	1,120,238
Embecta Corp.(a)	16,434	281,679
Enovis Corp.*	3,652	214,392
Envista Holdings Corp.*	3,486	81,921
GE HealthCare Technologies, Inc.	7,802	572,355
Glaukos Corp.*	2,338	208,152
Globus Medical, Inc., Class A*	3,154	166,500
Haemonetics Corp.*	2,158	165,001
Hologic, Inc.*	6,806	506,639
ICU Medical, Inc.*(a)	332	30,388

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
IDEXX Laboratories, Inc.*	1,992	1,026,039
Inari Medical, Inc.*(a)	664	37,815
Inspire Medical Systems, Inc.*(a)	1,162	245,031
Insulet Corp.*	1,328	253,475
Integer Holdings Corp.*(a)	835	84,602
Integra LifeSciences Holdings Corp.*(a)	5,312	213,277
Intuitive Surgical, Inc.*	8,300	3,139,226
iRhythm Technologies, Inc.*(a)	1,494	178,951
Lantheus Holdings, Inc.*	4,071	211,407
LeMaitre Vascular, Inc.(a)	167	9,693
LivaNova plc*(a)	498	24,243
Masimo Corp.*	1,328	171,232
Medtronic plc	40,836	3,574,783
Merit Medical Systems, Inc.*(a)	1,660	129,978
Neogen Corp.*(a)	12,782	198,121
Nevro Corp.*(a)	5,810	96,214
Omnicell, Inc.*	830	26,701
Paragon 28, Inc.*	9,628	122,083
Penumbra, Inc.*(a)	1,660	418,635
PROCEPT BioRobotics Corp.*(a)	2,324	107,601
QuidelOrtho Corp.*(a)	830	56,863
ResMed, Inc.(a)	2,988	568,318
Shockwave Medical, Inc.*	1,992	450,690
STAAR Surgical Co.*(a)	4,980	139,490
STERIS plc(a)	2,672	585,034
Stryker Corp.	8,134	2,728,794
Tandem Diabetes Care, Inc.*(a)	4,482	102,190
Teleflex, Inc.	1,494	362,788
TransMedics Group, Inc.*(a)	1,336	114,589
Zimmer Biomet Holdings, Inc.	5,511	692,182

		31,584,399

Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc.*	2,988	245,434
Accolade, Inc.*(a)	17,430	197,308
Addus HomeCare Corp.*(a)	996	86,254
Agiliti, Inc.*(a)	15,106	107,102
agilon health, Inc.*(a)	16,932	99,730
Amedisys, Inc.*	1,660	156,488
AMN Healthcare Services, Inc.*(a)	6,640	491,426
Apollo Medical Holdings, Inc.*(a)	2,656	92,296
Brookdale Senior Living, Inc.*(a)	48,577	265,716
Cardinal Health, Inc.	8,300	906,277
Castle Biosciences, Inc.*(a)	2,490	57,469
Cencora, Inc.(a)	4,843	1,126,869
Centene Corp.*	16,932	1,275,149
Chemed Corp.(a)	334	197,992
Cigna Group (The)	8,632	2,597,800
CorVel Corp.*(a)	166	39,066
Cross Country Healthcare, Inc.*	7,181	152,596
CVS Health Corp.	37,184	2,765,374
DaVita, Inc.*	10,790	1,167,046
Elevance Health, Inc.	6,806	3,358,353
Encompass Health Corp.	3,486	247,645
Ensign Group, Inc. (The)(a)	1,826	206,740
Fulgent Genetics, Inc.*(a)	4,316	106,130
Guardant Health, Inc.*	1,494	32,763
HCA Healthcare, Inc.	5,644	1,720,856

Investments	Shares	Value ($)
HealthEquity, Inc.*(a)	3,674	277,681
Henry Schein, Inc.*(a)	3,984	298,163
Humana, Inc.	3,652	1,380,675
Laboratory Corp. of America Holdings	2,839	631,110
McKesson Corp.	4,150	2,074,544
ModivCare, Inc.*(a)	4,150	165,046
Molina Healthcare, Inc.*	1,494	532,521
National Research Corp.(a)	2,171	85,537
NeoGenomics, Inc.*(a)	2,158	32,046
OPKO Health, Inc.*(a)	116,698	119,032
Option Care Health, Inc.*	9,018	281,722
Owens & Minor, Inc.*(a)	10,790	212,671
Patterson Cos., Inc.(a)	17,430	520,460
Pediatrix Medical Group, Inc.*(a)	7,470	69,919
Premier, Inc., Class A	29,714	642,417
Privia Health Group, Inc.*(a)	498	10,040
Progyny, Inc.*(a)	2,324	88,521
Quest Diagnostics, Inc.	3,320	426,388
R1 RCM, Inc.*(a)	1,992	20,398
RadNet, Inc.*	1,002	37,044
Select Medical Holdings Corp.	19,754	513,407
Surgery Partners, Inc.*	3,173	97,379
Tenet Healthcare Corp.*	22,410	1,854,203
UnitedHealth Group, Inc.	22,244	11,383,145
Universal Health Services, Inc., Class B	1,826	289,987
US Physical Therapy, Inc.(a)	167	15,407

		39,759,342

Health Care REITs - 0.2%
CareTrust REIT, Inc., REIT	7,014	146,733
Community Healthcare Trust, Inc., REIT(a)	332	8,496
Healthpeak Properties, Inc., REIT	8,466	156,621
Medical Properties Trust, Inc., REIT(a)	109,062	338,092
National Health Investors, Inc., REIT(a)	664	35,311
Omega Healthcare Investors, Inc., REIT(a)	8,300	240,700
Physicians Realty Trust, REIT(a)	3,320	40,637
Sabra Health Care REIT, Inc., REIT(a)	10,956	146,153
Universal Health Realty Income Trust, REIT	2,822	112,344
Ventas, Inc., REIT	7,304	338,833
Welltower, Inc., REIT	12,450	1,077,049

		2,640,969

Health Care Technology - 0.1%
Definitive Healthcare Corp., Class A*	11,122	94,537
Doximity, Inc., Class A*(a)	1,494	40,263
Evolent Health, Inc., Class A*	5,644	165,990
HealthStream, Inc.	167	4,446
Phreesia, Inc.*(a)	4,482	114,201
Teladoc Health, Inc.*(a)	38,014	738,612
Veeva Systems, Inc., Class A*	2,988	619,741

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Veradigm, Inc.*	12,782	116,700

		1,894,490

Hotel & Resort REITs - 0.2%
Apple Hospitality REIT, Inc., REIT(a)	6,142	98,641
Chatham Lodging Trust, REIT	6,847	71,894
DiamondRock Hospitality Co., REIT(a)	17,194	157,153
Host Hotels & Resorts, Inc., REIT	15,865	304,925
Park Hotels & Resorts, Inc., REIT(a)	38,512	580,761
Pebblebrook Hotel Trust, REIT(a)	18,426	280,444
RLJ Lodging Trust, REIT	15,106	174,927
Ryman Hospitality Properties, Inc., REIT	3,173	348,713
Service Properties Trust, REIT	36,852	284,866
Summit Hotel Properties, Inc., REIT(a)	33,698	218,363
Sunstone Hotel Investors, Inc., REIT(a)	8,350	89,094
Xenia Hotels & Resorts, Inc., REIT(a)	9,377	124,995

		2,734,776

Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A*(a)	9,296	1,339,925
Aramark(a)	7,304	212,400
BJ’s Restaurants, Inc.*(a)	2,004	69,358
Bloomin’ Brands, Inc.(a)	16,867	449,000
Booking Holdings, Inc.*	830	2,911,200
Boyd Gaming Corp.	3,841	243,865
Brinker International, Inc.*(a)	7,470	319,641
Caesars Entertainment, Inc.*	6,806	298,579
Carnival Corp.*(a)	23,240	385,319
Cheesecake Factory, Inc. (The)(a)	2,988	102,698
Chipotle Mexican Grill, Inc.*	608	1,464,532
Choice Hotels International, Inc.(a)	830	100,530
Churchill Downs, Inc.(a)	1,670	202,020
Darden Restaurants, Inc.(a)	2,672	434,414
Dave & Buster’s Entertainment, Inc.*(a)	3,320	177,720
Denny’s Corp.*(a)	1,503	15,977
Dine Brands Global, Inc.(a)	1,162	54,207
Domino’s Pizza, Inc.	664	283,010
DoorDash, Inc., Class A*(a)	5,810	605,402
DraftKings, Inc., Class A*(a)	13,778	538,031
Dutch Bros, Inc., Class A*(a)	2,656	71,314
Everi Holdings, Inc.*	7,515	78,231
Expedia Group, Inc.*(a)	3,818	566,324
Hilton Grand Vacations, Inc.*	17,535	731,210
Hilton Worldwide Holdings, Inc.	6,179	1,179,942
Hyatt Hotels Corp., Class A(a)	2,490	319,641
Jack in the Box, Inc.	2,988	232,974
Las Vegas Sands Corp.	6,474	316,708
Life Time Group Holdings, Inc.*(a)	7,304	97,143
Light & Wonder, Inc.*(a)	5,146	413,635
Marriott International, Inc., Class A	6,474	1,552,012
Marriott Vacations Worldwide Corp.	6,640	557,030

Investments	Shares	Value ($)
McDonald’s Corp.	17,702	5,181,729
MGM Resorts International*	8,798	381,569
Norwegian Cruise Line Holdings Ltd.*(a)	14,774	262,977
Papa John’s International, Inc.(a)	498	36,593
Penn Entertainment, Inc.*(a)	28,220	636,361
Planet Fitness, Inc., Class A*	3,486	236,211
Red Rock Resorts, Inc., Class A(a)	2,004	109,579
Royal Caribbean Cruises Ltd.*(a)	6,806	867,765
Sabre Corp.*(a)	78,352	321,243
SeaWorld Entertainment, Inc.*	3,154	155,808
Shake Shack, Inc., Class A*	664	50,172
Six Flags Entertainment Corp.*	6,972	175,764
Starbucks Corp.	26,726	2,486,320
Sweetgreen, Inc., Class A*(a)	8,964	95,736
Texas Roadhouse, Inc., Class A	3,652	459,129
Travel + Leisure Co.(a)	12,616	509,939
Vail Resorts, Inc.(a)	1,002	222,444
Wendy’s Co. (The)(a)	10,956	209,040
Wingstop, Inc.	1,660	466,643
Wyndham Hotels & Resorts, Inc.	2,988	232,855
Wynn Resorts Ltd.	2,988	282,157
Yum! Brands, Inc.	7,304	945,795

		30,649,821

Household Durables - 1.4%
Cavco Industries, Inc.*(a)	1,494	495,888
Century Communities, Inc.(a)	7,014	608,114
DR Horton, Inc.	9,519	1,360,360
Ethan Allen Interiors, Inc.(a)	4,175	121,618
Garmin Ltd.	3,818	456,213
Green Brick Partners, Inc.*(a)	7,470	389,710
Helen of Troy Ltd.*(a)	4,814	551,203
Installed Building Products, Inc.	668	130,160
iRobot Corp.*(a)	498	6,773
KB Home	16,434	979,302
La-Z-Boy, Inc.(a)	7,138	248,474
Leggett & Platt, Inc.	7,304	169,526
Lennar Corp., Class A	7,968	1,194,005
Lennar Corp., Class B(a)	501	69,514
LGI Homes, Inc.*(a)	4,648	548,510
M/I Homes, Inc.*(a)	6,640	846,069
MDC Holdings, Inc.(a)	12,024	752,462
Meritage Homes Corp.	8,016	1,327,530
Mohawk Industries, Inc.*	10,790	1,124,857
Newell Brands, Inc.(a)	66,234	551,067
NVR, Inc.*	104	735,830
PulteGroup, Inc.(a)	7,304	763,706
Skyline Champion Corp.*	3,486	238,721
Sonos, Inc.*(a)	6,474	100,865
Taylor Morrison Home Corp., Class A*(a)	23,240	1,211,734
Tempur Sealy International, Inc.(a)	9,130	455,496
Toll Brothers, Inc.	22,244	2,209,941
TopBuild Corp.*(a)	1,162	428,929
Tri Pointe Homes, Inc.*(a)	23,074	796,745
Vizio Holding Corp., Class A*(a)	10,292	72,044
Whirlpool Corp.(a)	11,786	1,290,803

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Worthington Enterprises, Inc.(a)	7,304	416,620

		20,652,789

Household Products - 0.9%
Central Garden & Pet Co.*(a)	1,503	70,491
Central Garden & Pet Co., Class A*	3,984	164,460
Church & Dwight Co., Inc.(a)	6,474	646,429
Clorox Co. (The)	2,324	337,561
Colgate-Palmolive Co.	19,588	1,649,310
Energizer Holdings, Inc.	11,454	362,175
Kimberly-Clark Corp.	7,304	883,565
Procter & Gamble Co. (The)	56,938	8,947,237
Reynolds Consumer Products, Inc.	332	9,020
Spectrum Brands Holdings, Inc.(a)	2,656	208,815
WD-40 Co.(a)	332	85,981

		13,365,044

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)(a)	16,268	271,350
Altus Power, Inc., Class A*	11,454	61,737
Clearway Energy, Inc., Class A	5,312	119,308
Clearway Energy, Inc., Class C(a)	7,304	177,049
Ormat Technologies, Inc.(a)	1,162	75,158
Sunnova Energy International, Inc.*(a)	25,066	263,694
Vistra Corp.	12,284	504,013

		1,472,309

Industrial Conglomerates - 0.5%
3M Co.	17,430	1,644,521
General Electric Co.	25,896	3,429,148
Honeywell International, Inc.	15,604	3,156,065

		8,229,734

Industrial REITs - 0.3%
Americold Realty Trust, Inc., REIT	12,450	342,375
EastGroup Properties, Inc., REIT	1,494	265,081
First Industrial Realty Trust, Inc., REIT	6,640	342,093
Innovative Industrial Properties, Inc., REIT	1,826	170,238
LXP Industrial Trust, REIT(a)	19,256	175,037
Plymouth Industrial REIT, Inc., REIT(a)	5,312	117,608
Prologis, Inc., REIT	22,244	2,818,092
Rexford Industrial Realty, Inc., REIT	4,509	237,128
STAG Industrial, Inc., REIT(a)	9,960	367,922
Terreno Realty Corp., REIT(a)	3,841	229,423

		5,064,997

Insurance - 2.7%
Aflac, Inc.	17,098	1,442,045
Allstate Corp. (The)	7,138	1,108,174
Ambac Financial Group, Inc.*(a)	6,474	105,202
American Equity Investment Life Holding Co.*(a)	14,442	797,343
American Financial Group, Inc.	2,324	279,810
American International Group, Inc.	21,580	1,500,026
AMERISAFE, Inc.(a)	334	16,647
Aon plc, Class A	5,010	1,495,134
Arch Capital Group Ltd.*	12,118	998,887
Arthur J Gallagher & Co.	4,814	1,117,618

Investments	Shares	Value ($)
Assurant, Inc.	11,288	1,895,820
Assured Guaranty Ltd.(a)	3,818	309,754
Axis Capital Holdings Ltd.	15,030	894,586
Brighthouse Financial, Inc.*	14,608	756,256
Brown & Brown, Inc.	5,511	427,433
Chubb Ltd.	11,786	2,887,570
Cincinnati Financial Corp.	3,486	386,249
CNO Financial Group, Inc.(a)	26,730	726,521
Employers Holdings, Inc.	668	27,869
Enstar Group Ltd.*	2,656	708,860
Erie Indemnity Co., Class A(a)	332	114,816
Everest Group Ltd.	1,002	385,740
F&G Annuities & Life, Inc.(a)	1,494	66,991
Fidelity National Financial, Inc.(a)	9,686	484,591
First American Financial Corp.(a)	21,209	1,279,963
Globe Life, Inc.	2,338	287,153
Goosehead Insurance, Inc., Class A*(a)	2,158	166,598
Hanover Insurance Group, Inc. (The)	1,992	262,964
Hartford Financial Services Group, Inc. (The)	9,462	822,815
Horace Mann Educators Corp.	498	18,341
James River Group Holdings Ltd.(a)	16,102	154,096
Kemper Corp.	11,786	707,160
Kinsale Capital Group, Inc.(a)	664	263,986
Lemonade, Inc.*(a)	14,940	236,351
Lincoln National Corp.	33,698	925,010
Loews Corp.	6,806	495,885
Markel Group, Inc.*(a)	414	619,936
Marsh & McLennan Cos., Inc.	12,284	2,381,131
Mercury General Corp.(a)	8,134	325,767
MetLife, Inc.	19,920	1,380,854
National Western Life Group, Inc., Class A	334	161,656
Old Republic International Corp.	51,958	1,456,902
Oscar Health, Inc., Class A*	26,726	334,610
Primerica, Inc.	1,328	310,964
Principal Financial Group, Inc.	7,636	604,008
Progressive Corp. (The)	14,442	2,574,286
Prudential Financial, Inc.(a)	11,022	1,156,538
Reinsurance Group of America, Inc.	1,494	259,792
RenaissanceRe Holdings Ltd.(a)	1,826	417,844
RLI Corp.(a)	1,328	181,099
Ryan Specialty Holdings, Inc., Class A*	2,490	107,867
Safety Insurance Group, Inc.(a)	166	13,829
Selective Insurance Group, Inc.(a)	3,486	365,542
SiriusPoint Ltd.*(a)	13,527	159,619
Stewart Information Services Corp.	2,988	184,240
Travelers Cos., Inc. (The)	7,304	1,543,773
Trupanion, Inc.*(a)	498	13,546
United Fire Group, Inc.	4,814	107,882
Unum Group	5,644	272,831
W R Berkley Corp.	4,509	369,197
White Mountains Insurance Group Ltd.(a)	166	261,611

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Willis Towers Watson plc	2,672	658,114

		40,777,702

Interactive Media & Services - 4.1%
Alphabet, Inc., Class A*	143,922	20,163,472
Alphabet, Inc., Class C*	121,512	17,230,402
Cargurus, Inc., Class A*(a)	3,818	88,730
Cars.com, Inc.*(a)	6,474	112,842
Getty Images Holdings, Inc.*(a)	6,806	29,130
IAC, Inc.*	16,268	816,816
Match Group, Inc.*(a)	3,486	133,793
Meta Platforms, Inc., Class A*	53,618	20,918,526
Pinterest, Inc., Class A*	13,612	510,042
QuinStreet, Inc.*(a)	1,503	19,043
Snap, Inc., Class A*(a)	23,572	374,559
Taboola.com Ltd.*(a)	38,512	181,777
TripAdvisor, Inc.*	2,324	50,198
Vimeo, Inc.*	31,706	125,873
Yelp, Inc., Class A*(a)	4,482	195,998
Ziff Davis, Inc.*	10,956	738,434
ZoomInfo Technologies, Inc., Class A*	16,932	271,589

		61,961,224

IT Services - 1.3%
Accenture plc, Class A	15,272	5,557,175
Akamai Technologies, Inc.*	3,340	411,588
BigCommerce Holdings, Inc., Series 1*	8,798	71,968
Cloudflare, Inc., Class A*(a)	6,308	498,647
Cognizant Technology Solutions Corp., Class A	13,446	1,036,956
DigitalOcean Holdings, Inc.*(a)	1,826	61,573
DXC Technology Co.*(a)	37,018	806,992
EPAM Systems, Inc.*	1,494	415,496
Fastly, Inc., Class A*(a)	4,648	93,518
Gartner, Inc.*	1,992	911,220
GoDaddy, Inc., Class A*	3,841	409,681
International Business Machines Corp.	26,726	4,908,497
Kyndryl Holdings, Inc.*(a)	47,144	967,395
MongoDB, Inc.*	1,328	531,891
Okta, Inc.*	2,324	192,079
Perficient, Inc.*	830	56,548
Snowflake, Inc., Class A*	6,972	1,364,002
Squarespace, Inc., Class A*	1,670	51,770
Thoughtworks Holding, Inc.*(a)	24,236	113,425
Twilio, Inc., Class A*	4,316	303,544
VeriSign, Inc.*	2,158	429,183

		19,193,148

Leisure Products - 0.2%
Acushnet Holdings Corp.(a)	1,002	63,467
Brunswick Corp.(a)	15,531	1,253,041
Hasbro, Inc.(a)	3,984	195,017
Malibu Boats, Inc., Class A*(a)	2,324	97,027
Mattel, Inc.*(a)	15,604	279,156
Peloton Interactive, Inc., Class A*(a)	77,356	430,099
Polaris, Inc.(a)	9,794	881,068
Sturm Ruger & Co., Inc.	166	7,248

Investments	Shares	Value ($)
Topgolf Callaway Brands Corp.*(a)	2,656	34,979
Vista Outdoor, Inc.*(a)	8,466	237,641
YETI Holdings, Inc.*(a)	1,992	87,588

		3,566,331

Life Sciences Tools & Services - 1.1%
10X Genomics, Inc., Class A*(a)	4,648	193,682
Adaptive Biotechnologies Corp.*(a)	20,418	74,934
Agilent Technologies, Inc.	6,640	863,864
Avantor, Inc.*(a)	14,442	332,022
Azenta, Inc.*(a)	3,818	248,934
BioLife Solutions, Inc.*(a)	5,478	93,126
Bio-Rad Laboratories, Inc., Class A*	498	159,803
Bio-Techne Corp.	4,482	315,174
Bruker Corp.	2,338	167,190
Charles River Laboratories International, Inc.*(a)	1,494	323,122
CryoPort, Inc.*	332	4,817
Danaher Corp.	16,766	4,022,331
Fortrea Holdings, Inc.*(a)	2,490	77,090
Illumina, Inc.*	3,154	451,054
IQVIA Holdings, Inc.*(a)	4,814	1,002,419
Medpace Holdings, Inc.*(a)	1,002	292,163
Mettler-Toledo International, Inc.*	501	599,792
OmniAb, Inc.*‡(a)	562	444
Pacific Biosciences of California, Inc.*(a)	1,162	7,565
Repligen Corp.*(a)	2,324	440,166
Revvity, Inc.	1,992	213,503
Sotera Health Co.*	9,960	146,611
Thermo Fisher Scientific, Inc.	9,296	5,010,358
Waters Corp.*(a)	1,660	527,399
West Pharmaceutical Services, Inc.	1,992	743,076

		16,310,639

Machinery - 2.2%
3D Systems Corp.*(a)	42,828	205,146
AGCO Corp.	2,338	286,008
Alamo Group, Inc.(a)	334	70,901
Albany International Corp., Class A	2,004	178,176
Allison Transmission Holdings, Inc.	17,762	1,075,311
Astec Industries, Inc.	332	11,819
Barnes Group, Inc.(a)	664	21,985
Caterpillar, Inc.	14,940	4,486,631
Chart Industries, Inc.*(a)	1,660	193,755
CNH Industrial NV	32,536	390,432
Columbus McKinnon Corp.(a)	501	19,574
Crane Co.	1,328	164,818
Cummins, Inc.	4,175	999,077
Deere & Co.	7,636	3,005,377
Donaldson Co., Inc.	6,474	418,156
Douglas Dynamics, Inc.	334	8,400
Dover Corp.	3,340	500,265
Energy Recovery, Inc.*	166	2,575
Enerpac Tool Group Corp., Class A(a)	4,676	146,031
Enpro, Inc.(a)	1,169	174,625

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Esab Corp.	3,486	299,761
Federal Signal Corp.	1,670	128,557
Flowserve Corp.(a)	6,680	266,732
Fortive Corp.	7,138	558,049
Franklin Electric Co., Inc.(a)	1,162	109,530
Gates Industrial Corp. plc*	22,908	295,055
Gorman-Rupp Co. (The)	498	16,628
Graco, Inc.	5,036	429,571
Greenbrier Cos., Inc. (The)(a)	6,640	301,854
Hillenbrand, Inc.(a)	13,612	633,911
Hyster-Yale Materials Handling, Inc.(a)	2,158	141,824
IDEX Corp.	1,992	421,308
Illinois Tool Works, Inc.	6,972	1,818,995
Ingersoll Rand, Inc.(a)	8,798	702,608
ITT, Inc.(a)	4,342	524,427
John Bean Technologies Corp.(a)	664	65,577
Kadant, Inc.	334	95,524
Kennametal, Inc.(a)	2,988	73,266
Lincoln Electric Holdings, Inc.	1,826	405,774
Lindsay Corp.(a)	334	43,457
Middleby Corp. (The)*(a)	1,670	235,587
Mueller Industries, Inc.(a)	25,232	1,211,136
Mueller Water Products, Inc., Class A	4,843	66,398
Nordson Corp.	1,169	294,261
Omega Flex, Inc.(a)	1,162	81,061
Oshkosh Corp.	13,527	1,489,323
Otis Worldwide Corp.(a)	10,187	900,938
PACCAR, Inc.(a)	14,940	1,499,827
Parker-Hannifin Corp.	3,486	1,619,247
Pentair plc(a)	4,482	327,948
RBC Bearings, Inc.*(a)	996	267,466
REV Group, Inc.(a)	6,346	123,874
Snap-on, Inc.	1,503	435,765
SPX Technologies, Inc.*(a)	1,336	134,455
Standex International Corp.(a)	167	24,659
Stanley Black & Decker, Inc.	2,822	263,293
Tennant Co.	1,826	172,593
Terex Corp.(a)	13,193	810,446
Timken Co. (The)(a)	12,782	1,046,974
Titan International, Inc.*(a)	9,628	142,109
Toro Co. (The)(a)	3,006	277,995
Trinity Industries, Inc.(a)	2,672	67,174
Wabash National Corp.(a)	7,968	201,590
Watts Water Technologies, Inc., Class A(a)	835	165,338
Westinghouse Air Brake Technologies Corp.	4,509	593,249
Xylem, Inc.	6,640	746,602

		32,890,778

Marine Transportation - 0.1%
Genco Shipping & Trading Ltd.(a)	8,300	145,582
Kirby Corp.*	3,652	287,267
Matson, Inc.(a)	6,640	743,879

		1,176,728

Media - 0.9%
Boston Omaha Corp., Class A*(a)	6,972	107,996

Investments	Shares	Value ($)
Charter Communications, Inc., Class A*(a)	3,154	1,169,219
Clear Channel Outdoor Holdings, Inc.*	68,392	117,634
Comcast Corp., Class A	122,176	5,686,071
Fox Corp., Class A(a)	5,312	171,578
Fox Corp., Class B	1,826	54,798
Gray Television, Inc.	6,806	64,997
Integral Ad Science Holding Corp.*	6,640	96,612
Interpublic Group of Cos., Inc. (The)(a)	9,628	317,628
Liberty Broadband Corp., Class A*(a)	996	77,509
Liberty Broadband Corp., Class C*(a)	1,494	117,204
Liberty Media Corp-Liberty SiriusXM*(a)	37,184	1,128,906
Liberty Media Corp-Liberty SiriusXM, Class A*	19,920	605,369
New York Times Co. (The), Class A	8,632	419,170
News Corp., Class A	8,684	213,974
News Corp., Class B(a)	2,839	72,593
Nexstar Media Group, Inc., Class A(a)	7,470	1,327,494
Omnicom Group, Inc.(a)	6,346	573,552
Paramount Global, Class B(a)	28,552	416,574
PubMatic, Inc., Class A*(a)	6,474	98,275
Scholastic Corp.	668	25,678
Sinclair, Inc.(a)	498	7,819
Sirius XM Holdings, Inc.(a)	23,904	121,671
Stagwell, Inc., Class A*(a)	5,312	34,634
TEGNA, Inc.	45,816	714,272
Thryv Holdings, Inc.*(a)	830	16,965
Trade Desk, Inc. (The), Class A*(a)	9,628	658,844

		14,417,036

Metals & Mining - 0.9%
Alcoa Corp.(a)	6,142	182,724
Alpha Metallurgical Resources, Inc.(a)	2,656	1,060,381
Arch Resources, Inc.	3,841	679,703
ATI, Inc.*(a)	7,470	305,299
Carpenter Technology Corp.	3,320	204,479
Century Aluminum Co.*(a)	9,018	100,551
Cleveland-Cliffs, Inc.*	17,034	341,532
Coeur Mining, Inc.*(a)	33,034	88,861
Commercial Metals Co.	25,896	1,352,289
Freeport-McMoRan, Inc.	42,994	1,706,432
Haynes International, Inc.(a)	830	46,206
Hecla Mining Co.(a)	13,360	50,902
Ivanhoe Electric, Inc.*(a)	10,126	84,653
Kaiser Aluminum Corp.(a)	2,158	140,054
Materion Corp.(a)	501	58,602
MP Materials Corp.*(a)	664	10,498
Newmont Corp.	27,058	933,772
Nucor Corp.	7,802	1,458,428
Piedmont Lithium, Inc.*(a)	498	7,609
Reliance Steel & Aluminum Co.	1,992	568,557

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Royal Gold, Inc.(a)	2,656	303,820
Ryerson Holding Corp.	3,486	119,640
Schnitzer Steel Industries, Inc., Class A(a)	3,154	83,045
Southern Copper Corp.(a)	1,670	137,107
Steel Dynamics, Inc.	5,478	661,140
SunCoke Energy, Inc.	9,130	93,582
TimkenSteel Corp.*(a)	8,350	171,592
United States Steel Corp.(a)	45,484	2,138,658
Warrior Met Coal, Inc.	9,296	596,524

		13,686,640

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp.(a)	149,068	1,413,165
Annaly Capital Management, Inc.	10,624	203,875
Apollo Commercial Real Estate Finance, Inc.(a)	19,920	222,307
Arbor Realty Trust, Inc.(a)	31,872	423,898
Ares Commercial Real Estate Corp.	17,928	170,495
ARMOUR Residential REIT, Inc.(a)	5,146	98,031
Blackstone Mortgage Trust, Inc., Class A(a)	30,544	602,938
BrightSpire Capital, Inc., Class A	26,394	188,717
Chimera Investment Corp.	29,216	140,237
Claros Mortgage Trust, Inc.(a)	11,952	140,316
Dynex Capital, Inc.(a)	4,482	54,860
Ellington Financial, Inc.(a)	10,458	127,692
Franklin BSP Realty Trust, Inc.(a)	10,624	136,200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	24,402	580,524
Invesco Mortgage Capital, Inc.	1	5
KKR Real Estate Finance Trust, Inc.(a)	16,102	197,088
Ladder Capital Corp.(a)	30,544	333,846
MFA Financial, Inc.(a)	13,280	147,010
New York Mortgage Trust, Inc.(a)	19,754	154,871
PennyMac Mortgage Investment Trust(a)	19,256	276,131
Ready Capital Corp.(a)	27,888	261,311
Redwood Trust, Inc.(a)	12,616	84,653
Rithm Capital Corp.(a)	107,734	1,152,754
Starwood Property Trust, Inc.(a)	62,084	1,262,168
TPG RE Finance Trust, Inc.(a)	11,620	70,766
Two Harbors Investment Corp.	10,790	134,443

		8,578,301

Multi-Utilities - 0.6%
Ameren Corp.	5,146	358,007
Avista Corp.(a)	19,090	649,251
Black Hills Corp.	16,102	833,440
CenterPoint Energy, Inc.(a)	16,932	473,080
CMS Energy Corp.	8,632	493,405
Consolidated Edison, Inc.	9,130	829,917
Dominion Energy, Inc.	23,074	1,054,943
DTE Energy Co.	6,972	734,988
NiSource, Inc.	11,882	308,576
Northwestern Energy Group, Inc.(a)	664	31,952

Investments	Shares	Value ($)
Public Service Enterprise Group, Inc.(a)	12,782	741,228
Sempra	19,920	1,425,475
Unitil Corp.(a)	1,992	94,660
WEC Energy Group, Inc.	8,798	710,526

		8,739,448

Office REITs - 0.3%
Alexandria Real Estate Equities, Inc., REIT(a)	4,814	582,013
Boston Properties, Inc., REIT(a)	3,154	209,741
Brandywine Realty Trust, REIT(a)	53,784	254,936
COPT Defense Properties, REIT	2,822	66,486
Cousins Properties, Inc., REIT	10,126	231,987
Douglas Emmett, Inc., REIT(a)	38,844	526,336
Easterly Government Properties, Inc., Class A, REIT(a)	7,802	95,809
Highwoods Properties, Inc., REIT(a)	8,466	194,464
Hudson Pacific Properties, Inc., REIT(a)	32,370	265,110
JBG SMITH Properties, REIT(a)	9,296	148,736
Kilroy Realty Corp., REIT(a)	7,138	255,255
Paramount Group, Inc., REIT	52,622	249,954
Piedmont Office Realty Trust, Inc., Class A, REIT	39,010	265,268
SL Green Realty Corp., REIT(a)	15,438	693,938
Vornado Realty Trust, REIT(a)	10,624	288,867

		4,328,900

Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream Corp.(a)	20,418	249,916
Antero Resources Corp.*(a)	6,972	155,754
APA Corp.(a)	11,122	348,452
Berry Corp.	10,624	71,287
California Resources Corp.(a)	13,944	664,850
Callon Petroleum Co.*(a)	15,106	485,205
Cheniere Energy, Inc.	7,515	1,232,385
Chesapeake Energy Corp.(a)	3,525	271,813
Chevron Corp.	52,902	7,799,342
Chord Energy Corp.(a)	8,466	1,301,732
Civitas Resources, Inc.(a)	14,442	935,991
Clean Energy Fuels Corp.*(a)	32,868	96,961
CNX Resources Corp.*(a)	11,786	238,077
Comstock Resources, Inc.(a)	9,794	76,491
ConocoPhillips	36,188	4,048,351
CONSOL Energy, Inc.(a)	5,810	549,626
Coterra Energy, Inc.(a)	24,216	602,493
Crescent Energy Co., Class A(a)	15,272	168,756
CVR Energy, Inc.(a)	7,802	263,161
Delek US Holdings, Inc.(a)	11,620	314,089
Devon Energy Corp.	21,248	892,841
Diamondback Energy, Inc.	5,678	872,936
Dorian LPG Ltd.(a)	7,515	281,362
DT Midstream, Inc.(a)	5,810	311,939
EOG Resources, Inc.	16,600	1,888,914
EQT Corp.	10,855	384,267
Equitrans Midstream Corp.(a)	28,884	294,328
Exxon Mobil Corp.	119,686	12,304,918
Green Plains, Inc.*(a)	4,509	93,472

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Gulfport Energy Corp.*	1,992	252,785
Hess Corp.	7,138	1,003,103
HF Sinclair Corp.(a)	5,478	309,452
HighPeak Energy, Inc.(a)	5,810	79,306
International Seaways, Inc.(a)	5,976	320,553
Kinder Morgan, Inc.(a)	53,286	901,599
Kosmos Energy Ltd.*(a)	87,301	529,044
Magnolia Oil & Gas Corp., Class A(a)	31,042	640,086
Marathon Oil Corp.	21,082	481,724
Marathon Petroleum Corp.	11,952	1,979,251
Matador Resources Co.(a)	22,908	1,257,420
Murphy Oil Corp.	30,378	1,175,629
New Fortress Energy, Inc.(a)	16,268	540,586
NextDecade Corp.*(a)	3,006	15,300
Northern Oil and Gas, Inc.(a)	16,932	567,222
Occidental Petroleum Corp.(a)	18,260	1,051,228
ONEOK, Inc.	17,264	1,178,268
Ovintiv, Inc.	8,811	373,763
Par Pacific Holdings, Inc.*(a)	10,458	382,658
PBF Energy, Inc., Class A	23,095	1,166,528
Peabody Energy Corp.(a)	23,213	619,787
Permian Resources Corp.(a)	71,878	968,915
Phillips 66(a)	13,612	1,964,348
Pioneer Natural Resources Co.	6,474	1,487,919
Range Resources Corp.(a)	8,964	260,315
SilverBow Resources, Inc.*	996	26,454
SM Energy Co.(a)	21,912	812,497
Southwestern Energy Co.*	236,716	1,526,818
Targa Resources Corp.	6,308	535,928
Texas Pacific Land Corp.(a)	167	244,042
Uranium Energy Corp.*(a)	3,173	24,242
VAALCO Energy, Inc.(a)	12,284	52,330
Valero Energy Corp.(a)	10,956	1,521,788
Vital Energy, Inc.*(a)	7,304	320,134
Vitesse Energy, Inc.(a)	498	10,463
W&T Offshore, Inc.(a)	21,746	66,108
Williams Cos., Inc. (The)	30,876	1,070,162
World Kinect Corp.	10,956	247,277

		63,164,741

Paper & Forest Products - 0.0%(d)
Clearwater Paper Corp.*(a)	1,660	54,730
Louisiana-Pacific Corp.	3,984	265,135
Mercer International, Inc.(a)	7,304	61,792
Sylvamo Corp.(a)	5,678	263,630

		645,287

Passenger Airlines - 0.3%
Alaska Air Group, Inc.*(a)	24,734	886,219
Allegiant Travel Co.(a)	3,320	260,288
American Airlines Group, Inc.*(a)	129,646	1,844,863
Delta Air Lines, Inc.	16,932	662,718
JetBlue Airways Corp.*(a)	53,618	284,712
Joby Aviation, Inc.*(a)	4,814	26,284
SkyWest, Inc.*	3,818	203,347
Southwest Airlines Co.(a)	14,442	431,671
Spirit Airlines, Inc.(a)	24,568	154,533
Sun Country Airlines Holdings, Inc.*(a)	9,296	126,518

Investments	Shares	Value ($)
United Airlines Holdings, Inc.*(a)	7,802	322,847

		5,204,000

Personal Care Products - 0.2%
Beauty Health Co. (The)*(a)	28,552	83,657
BellRing Brands, Inc.*(a)	4,676	258,443
Coty, Inc., Class A*(a)	14,442	174,459
Edgewell Personal Care Co.(a)	4,162	154,202
elf Beauty, Inc.*	1,826	291,302
Estee Lauder Cos., Inc. (The), Class A	4,980	657,310
Herbalife Ltd.*(a)	14,110	170,026
Inter Parfums, Inc.	501	69,714
Medifast, Inc.(a)	996	54,432
Nu Skin Enterprises, Inc., Class A(a)	15,272	283,448
Olaplex Holdings, Inc.*(a)	62,416	140,436
USANA Health Sciences, Inc.*	1,494	69,949

		2,407,378

Pharmaceuticals - 3.2%
Amphastar Pharmaceuticals, Inc.*(a)	1,002	53,467
Amylyx Pharmaceuticals, Inc.*(a)	8,134	130,144
ANI Pharmaceuticals, Inc.*(a)	167	9,322
Arvinas, Inc.*(a)	4,648	192,892
Axsome Therapeutics, Inc.*(a)	1,670	150,350
Bristol-Myers Squibb Co.	58,930	2,879,909
Cassava Sciences, Inc.*	1,992	47,708
Catalent, Inc.*	8,466	437,184
Collegium Pharmaceutical, Inc.*(a)	9,185	302,738
Corcept Therapeutics, Inc.*(a)	4,063	85,729
Cymabay Therapeutics, Inc.*(a)	996	23,416
Elanco Animal Health, Inc.*	104,414	1,539,062
Eli Lilly & Co.	20,418	13,182,065
Evolus, Inc.*(a)	1,837	23,312
Innoviva, Inc.*(a)	8,798	142,528
Intra-Cellular Therapies, Inc.*	2,822	190,034
Jazz Pharmaceuticals plc*	1,660	203,715
Johnson & Johnson	72,542	11,526,924
Ligand Pharmaceuticals, Inc.*(a)	332	24,269
Merck & Co., Inc.	61,918	7,478,456
Organon & Co.(a)	46,480	773,892
Pacira BioSciences, Inc.*(a)	5,146	167,708
Perrigo Co. plc	30,046	963,876
Pfizer, Inc.	165,004	4,468,308
Pliant Therapeutics, Inc.*(a)	5,146	92,216
Prestige Consumer Healthcare, Inc.*	3,652	224,744
Royalty Pharma plc, Class A	8,134	230,924
Scilex Holding Co.*	14,036	23,019
Supernus Pharmaceuticals, Inc.*(a)	4,316	119,467
Tilray Brands, Inc.*	107,402	196,546
Ventyx Biosciences, Inc.*(a)	35,192	74,255
Viatris, Inc.	25,066	295,027
Zoetis, Inc.	11,620	2,182,352

		48,435,558

Professional Services - 1.1%
Alight, Inc., Class A*	67,562	602,653
ASGN, Inc.*(a)	9,960	924,487

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Automatic Data Processing, Inc.	10,126	2,488,768
Barrett Business Services, Inc.	835	93,746
Booz Allen Hamilton Holding Corp.	3,006	423,155
Broadridge Financial Solutions, Inc.	2,490	508,458
CACI International, Inc., Class A*	1,162	399,414
CBIZ, Inc.*	1,670	106,312
Ceridian HCM Holding, Inc.*(a)	4,316	300,048
Clarivate plc*(a)	61,752	552,063
Concentrix Corp.(a)	9,960	885,145
Conduent, Inc.*(a)	35,524	127,887
CSG Systems International, Inc.(a)	2,672	134,428
Dun & Bradstreet Holdings, Inc.(a)	45,650	529,084
Equifax, Inc.(a)	3,154	770,648
ExlService Holdings, Inc.*(a)	4,814	150,582
Exponent, Inc.(a)	1,162	102,477
First Advantage Corp.(a)	668	10,935
Forrester Research, Inc.*	4,316	109,972
FTI Consulting, Inc.*(a)	1,162	222,651
Genpact Ltd.(a)	9,628	345,645
Heidrick & Struggles International, Inc.	5,478	164,176
Huron Consulting Group, Inc.*	501	51,869
ICF International, Inc.	501	69,659
Insperity, Inc.(a)	1,162	133,270
Jacobs Solutions, Inc.	3,486	469,808
KBR, Inc.	4,648	242,207
Kelly Services, Inc., Class A	5,976	122,807
Kforce, Inc.(a)	334	22,829
Korn Ferry(a)	9,628	564,875
Legalzoom.com, Inc.*(a)	10,956	112,956
Leidos Holdings, Inc.	3,507	387,418
ManpowerGroup, Inc.	9,130	676,898
Maximus, Inc.(a)	3,486	282,784
NV5 Global, Inc.*(a)	166	17,412
Paychex, Inc.(a)	7,515	914,801
Paycom Software, Inc.	664	126,320
Paycor HCM, Inc.*	4,316	83,860
Paylocity Holding Corp.*(a)	830	131,480
Planet Labs PBC*(a)	47,144	106,546
Resources Connection, Inc.(a)	5,344	71,930
Robert Half, Inc.(a)	3,340	265,664
Science Applications International Corp.(a)	2,988	381,448
SS&C Technologies Holdings, Inc.	4,648	283,621
Sterling Check Corp.*(a)	6,474	88,305
TransUnion	3,154	218,225
TriNet Group, Inc.*(a)	1,826	207,616
TTEC Holdings, Inc.(a)	8,466	172,537
Upwork, Inc.*	11,620	159,310
Verisk Analytics, Inc.	3,674	887,381
Verra Mobility Corp., Class A*(a)	10,020	239,578

		17,446,148

Real Estate Management & Development - 0.4%
Anywhere Real Estate, Inc.*(a)	14,774	105,191
CBRE Group, Inc., Class A*(a)	9,296	802,338
Compass, Inc., Class A*(a)	46,978	161,604

Investments	Shares	Value ($)
CoStar Group, Inc.*	9,794	817,603
Cushman & Wakefield plc*(a)	23,240	244,485
DigitalBridge Group, Inc.	8,632	169,533
eXp World Holdings, Inc.(a)	996	12,330
Forestar Group, Inc.*(a)	6,308	197,188
Howard Hughes Holdings, Inc.*	1,992	159,519
Jones Lang LaSalle, Inc.*	10,126	1,792,910
Newmark Group, Inc., Class A(a)	37,682	382,472
Opendoor Technologies, Inc.*(a)	109,228	373,560
Redfin Corp.*(a)	7,138	58,246
St Joe Co. (The)(a)	501	27,655
Zillow Group, Inc., Class A*(a)	501	27,600
Zillow Group, Inc., Class C*(a)	5,478	311,370

		5,643,604

Residential REITs - 0.3%
American Homes 4 Rent, Class A, REIT	5,478	192,004
Apartment Income REIT Corp., Class A, REIT	3,320	108,531
AvalonBay Communities, Inc., REIT	3,154	564,597
Camden Property Trust, REIT	1,826	171,352
Centerspace, REIT	1,992	109,082
Elme Communities, REIT	10,458	151,432
Equity LifeStyle Properties, Inc., REIT	3,984	269,677
Equity Residential, REIT	10,126	609,484
Essex Property Trust, Inc., REIT	1,328	309,782
Independence Realty Trust, Inc., REIT(a)	3,818	56,086
Invitation Homes, Inc., REIT	11,952	393,579
Mid-America Apartment Communities, Inc., REIT	2,490	314,686
Sun Communities, Inc., REIT	2,988	374,546
UDR, Inc., REIT(a)	5,478	197,318
UMH Properties, Inc., REIT	8,134	122,905

		3,945,061

Retail REITs - 0.4%
Acadia Realty Trust, REIT(a)	9,462	161,422
Agree Realty Corp., REIT	3,154	188,010
Alexander’s, Inc., REIT	332	72,970
Brixmor Property Group, Inc., REIT	10,187	228,596
Federal Realty Investment Trust, REIT	3,486	354,631
Getty Realty Corp., REIT(a)	167	4,619
Kimco Realty Corp., REIT(a)	22,752	459,590
Kite Realty Group Trust, REIT	13,778	294,849
Macerich Co. (The), REIT(a)	50,464	796,827
NETSTREIT Corp., REIT(a)	8,300	150,811
NNN REIT, Inc., REIT(a)	9,960	401,786
Phillips Edison & Co., Inc., REIT(a)	3,154	109,475
Realty Income Corp., REIT	20,363	1,107,544
Regency Centers Corp., REIT	3,984	249,677
Retail Opportunity Investments Corp., REIT	11,620	157,916

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Simon Property Group, Inc., REIT(a)	7,304	1,012,408
SITE Centers Corp., REIT	4,843	64,509
Tanger, Inc., REIT(a)	7,470	200,943
Urban Edge Properties, REIT(a)	4,509	77,870
Whitestone REIT, REIT(a)	2,988	38,605

		6,133,058

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.*	38,891	6,521,632
Allegro MicroSystems, Inc.*	332	8,612
Alpha & Omega Semiconductor Ltd.*(a)	3,818	97,970
Ambarella, Inc.*	498	26,175
Amkor Technology, Inc.	21,248	672,712
Analog Devices, Inc.	14,276	2,746,131
Applied Materials, Inc.(a)	20,750	3,409,225
Axcelis Technologies, Inc.*	1,002	130,310
Broadcom, Inc.	10,790	12,732,200
Cirrus Logic, Inc.*	1,660	128,152
Cohu, Inc.*	1,169	37,244
Credo Technology Group Holding Ltd.*(a)	5,644	115,759
Diodes, Inc.*(a)	8,798	592,281
Enphase Energy, Inc.*	2,490	259,284
Entegris, Inc.(a)	3,818	449,379
First Solar, Inc.*(a)	2,158	315,715
FormFactor, Inc.*(a)	2,171	84,170
Ichor Holdings Ltd.*(a)	3,652	132,202
Impinj, Inc.*(a)	1,336	129,565
indie Semiconductor, Inc., Class A*(a)	8,964	54,412
Intel Corp.	100,264	4,319,373
KLA Corp.	3,486	2,070,823
Kulicke & Soffa Industries, Inc.(a)	1,162	58,472
Lam Research Corp.	3,320	2,739,564
Lattice Semiconductor Corp.*(a)	4,150	252,569
MACOM Technology Solutions Holdings, Inc.*(a)	1,494	128,828
Marvell Technology, Inc.	18,592	1,258,678
MaxLinear, Inc., Class A*(a)	7,470	155,525
Microchip Technology, Inc.	12,450	1,060,491
Micron Technology, Inc.	27,390	2,348,693
MKS Instruments, Inc.(a)	3,486	371,085
Monolithic Power Systems, Inc.	1,162	700,361
Navitas Semiconductor Corp., Class A*(a)	13,280	76,094
NVIDIA Corp.	57,934	35,645,052
NXP Semiconductors NV	6,640	1,398,185
ON Semiconductor Corp.*	11,288	802,915
Onto Innovation, Inc.*(a)	2,656	428,944
PDF Solutions, Inc.*	334	10,421
Photronics, Inc.*(a)	14,529	424,537
Power Integrations, Inc.	2,490	186,650
Qorvo, Inc.*	2,656	264,909
QUALCOMM, Inc.	32,536	4,831,921
Rambus, Inc.*	3,652	250,272
Semtech Corp.*(a)	15,770	312,877
Silicon Laboratories, Inc.*	1,826	225,255

Investments	Shares	Value ($)
SiTime Corp.*	166	17,691
Skyworks Solutions, Inc.	5,312	554,892
SMART Global Holdings, Inc.*(a)	6,640	130,476
SolarEdge Technologies, Inc.*(a)	3,486	231,819
Synaptics, Inc.*	2,656	283,687
Teradyne, Inc.(a)	3,486	336,713
Texas Instruments, Inc.	21,912	3,508,549
Ultra Clean Holdings, Inc.*(a)	4,648	177,554
Universal Display Corp.(a)	2,505	425,274
Veeco Instruments, Inc.*	1,336	42,592
Wolfspeed, Inc.*(a)	3,320	108,066

		94,782,937

Software - 8.7%
ACI Worldwide, Inc.*(a)	2,656	79,866
Adeia, Inc.(a)	20,252	245,859
Adobe, Inc.*	10,956	6,768,398
Agilysys, Inc.*	334	27,959
Alarm.com Holdings, Inc.*(a)	830	50,481
Alkami Technology, Inc.*(a)	5,976	147,129
Altair Engineering, Inc., Class A*(a)	3,320	282,266
Alteryx, Inc., Class A*(a)	2,822	133,932
Amplitude, Inc., Class A*(a)	9,628	124,779
ANSYS, Inc.*	2,324	761,877
Appfolio, Inc., Class A*	1,328	291,177
Appian Corp., Class A*(a)	3,154	102,915
AppLovin Corp., Class A*(a)	5,810	238,965
Aspen Technology, Inc.*(a)	835	160,312
Atlassian Corp., Class A*	3,818	953,622
Aurora Innovation, Inc., Class A*(a)	52,788	157,836
Autodesk, Inc.*	4,980	1,263,974
Bentley Systems, Inc., Class B(a)	6,474	326,290
BILL Holdings, Inc.*	1,162	90,694
Blackbaud, Inc.*	2,672	216,218
BlackLine, Inc.*	3,154	185,077
Box, Inc., Class A*(a)	4,843	125,821
Braze, Inc., Class A*(a)	3,486	188,418
C3.ai, Inc., Class A*(a)	4,316	106,950
Cadence Design Systems, Inc.*	6,513	1,878,740
CCC Intelligent Solutions Holdings, Inc.*	12,118	133,177
Cerence, Inc.*(a)	498	9,970
Clear Secure, Inc., Class A(a)	7,304	138,995
CommVault Systems, Inc.*	2,672	244,969
Confluent, Inc., Class A*	5,312	118,776
Consensus Cloud Solutions, Inc.*(a)	5,976	129,918
Crowdstrike Holdings, Inc., Class A*(a)	5,478	1,602,315
Datadog, Inc., Class A*	7,304	908,910
Digital Turbine, Inc.*(a)	28,054	151,211
DocuSign, Inc.*	5,810	353,945
Dolby Laboratories, Inc., Class A(a)	2,656	220,926
DoubleVerify Holdings, Inc.*(a)	5,644	225,816
Dropbox, Inc., Class A*(a)	10,126	320,792
Dynatrace, Inc.*	6,308	359,556

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
E2open Parent Holdings, Inc.*(a)	16,600	62,416
Elastic NV*	4,316	505,231
Enfusion, Inc., Class A*(a)	668	5,277
Envestnet, Inc.*(a)	332	16,965
EverCommerce, Inc.*(a)	8,300	80,842
Fair Isaac Corp.*	668	800,818
Five9, Inc.*	3,984	302,226
Fortinet, Inc.*	15,865	1,023,134
Freshworks, Inc., Class A*	9,462	210,056
Gen Digital, Inc.	15,770	370,280
Gitlab, Inc., Class A*(a)	3,818	271,498
Guidewire Software, Inc.*(a)	4,482	500,550
HashiCorp, Inc., Class A*	498	10,886
HubSpot, Inc.*	1,328	811,408
Informatica, Inc., Class A*(a)	4,980	149,400
Intapp, Inc.*(a)	668	28,777
InterDigital, Inc.(a)	664	69,753
Intuit, Inc.	6,640	4,192,031
JFrog Ltd.*(a)	6,142	199,799
LiveRamp Holdings, Inc.*	1,162	45,876
Manhattan Associates, Inc.*(a)	1,826	442,915
Marathon Digital Holdings, Inc.*(a)	8,466	150,102
MeridianLink, Inc.*(a)	4,814	109,519
Microsoft Corp.	180,110	71,608,134
MicroStrategy, Inc., Class A*(a)	498	249,603
Mitek Systems, Inc.*(a)	835	10,521
Model N, Inc.*(a)	5,810	156,580
NCR Voyix Corp.*(a)	23,738	348,949
Nutanix, Inc., Class A*(a)	7,636	429,143
Oracle Corp.	37,516	4,190,537
Palantir Technologies, Inc., Class A*(a)	39,674	638,355
Palo Alto Networks, Inc.*(a)	7,470	2,528,670
Pegasystems, Inc.	664	32,363
PowerSchool Holdings, Inc., Class A*(a)	2,004	47,174
Procore Technologies, Inc.*(a)	2,988	213,313
Progress Software Corp.(a)	664	37,722
PTC, Inc.*	2,490	449,819
Q2 Holdings, Inc.*(a)	4,150	176,583
Qualys, Inc.*	1,336	252,731
Rapid7, Inc.*(a)	2,822	155,295
RingCentral, Inc., Class A*(a)	12,948	438,808
Riot Platforms, Inc.*(a)	7,636	83,232
Roper Technologies, Inc.	2,490	1,337,130
Salesforce, Inc.*	23,240	6,532,532
Samsara, Inc., Class A*	7,802	244,983
SentinelOne, Inc., Class A*(a)	13,114	351,455
ServiceNow, Inc.*	4,814	3,684,636
Smartsheet, Inc., Class A*	5,976	268,741
SolarWinds Corp.*	8,964	105,955
Splunk, Inc.*	3,652	560,107
Sprinklr, Inc., Class A*(a)	9,130	113,942
Sprout Social, Inc., Class A*(a)	3,652	223,977
SPS Commerce, Inc.*	1,162	213,576
Synopsys, Inc.*	3,652	1,947,794
Tenable Holdings, Inc.*(a)	2,988	140,735
Teradata Corp.*	2,822	130,320
Tyler Technologies, Inc.*	1,162	491,236

Investments	Shares	Value ($)
UiPath, Inc., Class A*	15,936	366,209
Unity Software, Inc.*(a)	3,818	123,703
Varonis Systems, Inc.*	4,482	201,152
Verint Systems, Inc.*	15,770	468,211
Workday, Inc., Class A*	5,312	1,546,164
Workiva, Inc., Class A*(a)	2,490	231,421
Zoom Video Communications, Inc., Class A*	5,686	367,372
Zscaler, Inc.*(a)	1,826	430,333

		132,317,806

Specialized REITs - 0.9%
American Tower Corp., REIT	10,790	2,111,064
Crown Castle, Inc., REIT	11,288	1,221,926
CubeSmart, REIT	6,513	281,492
Digital Realty Trust, Inc., REIT(a)	6,640	932,654
EPR Properties, REIT(a)	5,010	221,793
Equinix, Inc., REIT	2,171	1,801,431
Extra Space Storage, Inc., REIT(a)	5,478	791,242
Four Corners Property Trust, Inc., REIT(a)	5,312	124,354
Gaming and Leisure Properties, Inc., REIT	6,513	297,318
Iron Mountain, Inc., REIT(a)	6,680	451,034
Lamar Advertising Co., Class A, REIT(a)	2,988	312,784
National Storage Affiliates Trust, REIT(a)	4,980	186,003
Outfront Media, Inc., REIT(a)	35,856	466,845
PotlatchDeltic Corp., REIT	2,988	133,653
Public Storage, REIT(a)	3,674	1,040,440
Rayonier, Inc., REIT	7,138	216,281
Safehold, Inc., REIT	6,142	121,980
SBA Communications Corp., REIT(a)	2,822	631,733
Uniti Group, Inc., REIT(a)	39,342	206,939
VICI Properties, Inc., Class A, REIT	33,366	1,004,984
Weyerhaeuser Co., REIT	14,940	489,584

		13,045,534

Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A*(a)	3,154	321,393
Academy Sports & Outdoors, Inc.(a)	17,034	1,068,543
Advance Auto Parts, Inc.(a)	12,948	865,574
American Eagle Outfitters, Inc.(a)	42,662	845,561
Arko Corp.(a)	2,505	19,539
Asbury Automotive Group, Inc.*(a)	4,342	907,738
AutoNation, Inc.*(a)	6,308	880,975
AutoZone, Inc.*	498	1,375,541
Bath & Body Works, Inc.	44,488	1,897,858
Best Buy Co., Inc.(a)	6,474	469,300
Beyond, Inc.*(a)	11,620	255,524
Boot Barn Holdings, Inc.*(a)	2,324	166,724
Buckle, Inc. (The)(a)	6,346	236,008
Burlington Stores, Inc.*	1,328	253,847
Caleres, Inc.(a)	8,632	270,786

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Camping World Holdings, Inc., Class A(a)	5,312	132,003
CarMax, Inc.*	3,984	283,581
Carvana Co.*(a)	22,244	957,827
Chewy, Inc., Class A*(a)	498	8,874
Designer Brands, Inc., Class A(a)	2,988	25,607
Dick’s Sporting Goods, Inc.(a)	11,620	1,732,193
Five Below, Inc.*(a)	1,002	179,819
Floor & Decor Holdings, Inc., Class A*(a)	3,154	317,166
Foot Locker, Inc.(a)	2,158	60,769
GameStop Corp., Class A*(a)	6,972	99,212
Gap, Inc. (The)(a)	40,836	763,225
Group 1 Automotive, Inc.(a)	3,154	820,229
Guess?, Inc.(a)	5,644	126,087
Haverty Furniture Cos., Inc.(a)	332	11,255
Hibbett, Inc.(a)	1,328	88,511
Home Depot, Inc. (The)	24,236	8,554,339
Leslie’s, Inc.*(a)	12,450	83,539
Lithia Motors, Inc., Class A(a)	5,810	1,713,078
Lowe’s Cos., Inc.	17,596	3,745,133
MarineMax, Inc.*(a)	4,980	139,440
Monro, Inc.(a)	3,652	116,353
Murphy USA, Inc.(a)	830	292,592
ODP Corp. (The)*(a)	9,130	466,908
O’Reilly Automotive, Inc.*	1,494	1,528,437
Penske Automotive Group, Inc.(a)	1,162	172,406
Petco Health & Wellness Co., Inc., Class A*(a)	5,644	13,489
RH*(a)	996	252,466
Ross Stores, Inc.	7,849	1,101,058
Sally Beauty Holdings, Inc.*(a)	16,268	200,422
Shoe Carnival, Inc.(a)	6,640	169,320
Signet Jewelers Ltd.(a)	8,517	847,271
Sonic Automotive, Inc., Class A(a)	4,316	218,217
TJX Cos., Inc. (The)	27,390	2,599,585
Tractor Supply Co.(a)	2,672	600,131
Ulta Beauty, Inc.*	1,169	586,896
Upbound Group, Inc.(a)	10,292	341,694
Urban Outfitters, Inc.*	10,126	384,788
Valvoline, Inc.*(a)	7,849	286,410
Victoria’s Secret & Co.*(a)	10,956	285,404
Warby Parker, Inc., Class A*(a)	9,628	122,757
Wayfair, Inc., Class A*(a)	5,478	275,269
Williams-Sonoma, Inc.(a)	2,171	419,850

		40,958,521

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	354,908	65,445,035
Dell Technologies, Inc., Class C	6,142	509,049
Diebold Nixdorf, Inc.*	3,154	95,882
Hewlett Packard Enterprise Co.	39,893	609,964
HP, Inc.	28,386	814,962
IonQ, Inc.*(a)	11,786	121,042
NetApp, Inc.	6,012	524,246
Pure Storage, Inc., Class A*	8,632	345,194
Seagate Technology Holdings plc(a)	5,976	512,024
Super Micro Computer, Inc.*(a)	1,660	879,153

Investments	Shares	Value ($)
Western Digital Corp.*(a)	9,462	541,699
Xerox Holdings Corp.(a)	20,750	383,045

		70,781,295

Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd.*	22,576	1,100,354
Carter’s, Inc.(a)	8,632	652,924
Columbia Sportswear Co.(a)	1,660	131,572
Crocs, Inc.*(a)	12,692	1,287,984
Deckers Outdoor Corp.*	624	470,327
G-III Apparel Group Ltd.*(a)	11,454	344,651
Hanesbrands, Inc.*	30,544	137,448
Kontoor Brands, Inc.(a)	10,126	593,586
Lululemon Athletica, Inc.*	2,672	1,212,607
Movado Group, Inc.(a)	664	18,313
NIKE, Inc., Class B	28,718	2,915,738
Oxford Industries, Inc.(a)	2,324	220,617
PVH Corp.	13,360	1,606,674
Ralph Lauren Corp.	2,324	333,889
Skechers USA, Inc., Class A*	5,845	364,962
Steven Madden Ltd.(a)	3,486	145,994
Tapestry, Inc.	45,816	1,777,203
Under Armour, Inc., Class A*	50,132	382,006
Under Armour, Inc., Class C*(a)	22,244	164,606
VF Corp.(a)	74,368	1,224,097

		15,085,552

Tobacco - 0.4%
Altria Group, Inc.	50,796	2,037,935
Philip Morris International, Inc.	45,982	4,177,465
Universal Corp.(a)	6,308	365,549
Vector Group Ltd.(a)	23,904	250,275

		6,831,224

Trading Companies & Distributors - 0.9%
Air Lease Corp., Class A	20,086	839,796
Applied Industrial Technologies, Inc.(a)	2,158	380,801
Beacon Roofing Supply, Inc.*	11,786	976,942
BlueLinx Holdings, Inc.*(a)	1,837	211,880
Boise Cascade Co.(a)	8,016	1,085,847
Core & Main, Inc., Class A*(a)	21,082	870,897
Custom Truck One Source, Inc.*(a)	16,434	107,478
DNOW, Inc.*	10,959	110,576
Fastenal Co.	12,692	865,975
Ferguson plc	4,482	841,989
FTAI Aviation Ltd.(a)	2,490	134,335
GATX Corp.(a)	2,158	264,679
GMS, Inc.*(a)	9,462	796,322
H&E Equipment Services, Inc.(a)	6,640	357,166
Herc Holdings, Inc.(a)	5,478	807,950
McGrath RentCorp	1,826	229,437
MRC Global, Inc.*(a)	16,932	180,495
MSC Industrial Direct Co., Inc., Class A(a)	2,822	278,475
Rush Enterprises, Inc., Class A(a)	11,454	514,399
Rush Enterprises, Inc., Class B(a)	750	35,452
SiteOne Landscape Supply, Inc.*(a)	2,171	335,528
Titan Machinery, Inc.*	830	22,186
United Rentals, Inc.	1,826	1,141,980
Watsco, Inc.(a)	668	261,175

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
WESCO International, Inc.	9,519	1,651,737
WW Grainger, Inc.(a)	1,002	897,431

		14,200,928

Water Utilities - 0.1%
American States Water Co.	2,338	174,415
American Water Works Co., Inc.	3,984	494,096
California Water Service Group	4,316	195,385
Essential Utilities, Inc.(a)	3,486	125,008
Middlesex Water Co.(a)	501	28,041
SJW Group(a)	996	59,302
York Water Co. (The)(a)	1,992	71,473

		1,147,720

Wireless Telecommunication Services - 0.2%
Gogo, Inc.*(a)	7,849	69,464
Telephone and Data Systems, Inc.(a)	21,248	408,174
T-Mobile US, Inc.	15,106	2,435,540

		2,913,178

TOTAL COMMON STOCKS (COST $845,950,945)		1,508,558,381

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(d)

Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $21,117)	4,266	152,211

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Biotechnology - 0.0%(d)
Achillion Pharmaceuticals, Inc., CVR*‡	44,344	17,738

Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡	1,110	—

Paper & Forest Products - 0.0%
Resolute Forest Products, Inc., CVR*‡	6,734	—

TOTAL RIGHTS (Cost $1,132)		17,738

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS- 14.2%(e)

CERTIFICATES OF DEPOSIT - 2.7%
Bank of Montreal, London 5.57%, 3/12/2024	2,000,000	2,000,000
Credit Agricole CIB, New York 5.60%, 2/8/2024	4,000,000	4,000,000

Investments	Principal Amount ($)	Value ($)
DZ Bank AG, New York (SOFR + 0.35%), 5.66%, 5/3/2024(f)	4,000,000	4,001,836
Mizuho Bank Ltd., New York (SOFR + 0.40%), 5.71%, 3/12/2024(f)	4,000,000	4,000,000
National Westminster Bank PLC 5.88%, 5/2/2024	4,000,000	4,005,360
Nordea Bank Abp, New York Branch (SOFR + 0.47%), 5.78%, 4/26/2024(f)	4,000,000	4,003,972
Oversea-Chinese Banking Corp. Ltd., New York (SOFR + 0.28%), 5.59%, 3/18/2024(f)	2,000,000	2,000,000
Royal Bank of Canada, New York (SOFR + 0.53%), 5.84%, 5/23/2024(f)	3,000,000	3,003,372
Sumitomo Mitsui Trust Bank Ltd., New York (SOFR + 0.23%), 5.54%, 7/16/2024(f)	2,000,000	2,001,112
Svenska Handelsbanken, New York 5.80%, 4/4/2024	1,000,000	1,000,591
(SOFR + 0.33%), 5.64%, 4/4/2024(f)	1,000,000	1,000,334
The Sumitomo Bank Ltd., New York (SOFR + 0.23%), 5.54%, 7/11/2024(f)	3,000,000	3,001,104
Toronto-Dominion Bank, New York (SOFR + 0.52%), 5.68%, 2/28/2024(f)	2,000,000	2,000,217
(US Federal Funds Effective Rate (continuous series) + 0.61%), 5.94%, 7/26/2024(f)	4,000,000	4,008,064

TOTAL CERTIFICATES OF DEPOSIT (Cost $40,000,217)		40,025,962

COMMERCIAL PAPER - 0.5%
Bank of Montreal, Montreal (SOFR + 0.35%), 5.66%, 5/9/2024(f)	4,000,000	4,002,388
Skandanaviska Enskilda Banken 5.60%, 2/6/2024	4,000,000	3,996,933

TOTAL COMMERCIAL PAPER (Cost $7,996,933)		7,999,321

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Shares 5.32%, 2/1/2024	1,016,737	1,016,737
Fidelity Government Portfolio, Institutional Class 5.31%, 2/1/2024	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.31%, 2/1/2024	2,000,000	2,000,000

TOTAL INVESTMENT COMPANIES (Cost $5,016,737)		5,016,737

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - 10.7%
BofA Securities, Inc., 5.76%, dated 1/31/2024, due 5/2/2024, repurchase price $6,088,320, collateralized by various Common Stocks; total market value $2,663,644	6,000,000	6,000,000
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $63,290,809, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 2/1/2024 - 8/15/2053; total market value $444,347,943	63,281,475	63,281,475
Citigroup Global Markets, Inc., 5.28%, dated 1/31/2024, due 2/1/2024, repurchase price $2,742,058, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 4.00%, maturing 7/15/2024 - 1/31/2029; total market value $2,799,287	2,741,656	2,741,656
MetLife, Inc., 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $35,005,163, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/15/2042 - 11/15/2050; total market value $35,762,689	35,000,000	35,000,000
Societe Generale, 5.34%, dated 1/31/2024, due 2/1/2024, repurchase price $10,001,483, collateralized by various U.S. Treasury Securities, ranging from 2.25% - 4.75%, maturing 6/30/2024 - 2/15/2053; total market value $10,213,276	10,000,000	10,000,000
TD Prime Services LLC, 5.41%, dated 1/31/2024, due 2/1/2024, repurchase price $45,038,804, collateralized by various Common Stocks; total market value $48,851,552	45,032,037	45,032,037

TOTAL REPURCHASE AGREEMENTS (Cost $162,055,168)		162,055,168

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $215,069,055)		215,097,188

Total Investments - 113.7% (Cost $1,061,042,249)		1,723,825,518
Liabilities in excess of other assets - (13.7%)		(207,374,408)

Net Assets - 100.0%		1,516,451,110

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $269,433,539, collateralized in the form of cash with a value of $215,017,443 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $63,951,950 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 13, 2024 – November 15, 2053 and $4,401,897 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.10% – 5.00%, and maturity dates ranging from March 22, 2024 – October 22, 2071; a total value of $283,371,290.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $215,097,188.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2024.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ended January 31, 2024, was as follows:

Security	Value October 31, 2023	Purchases at Cost	Sales Proceeds	Shares January 31, 2024	Value January 31, 2024	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$459,393	$—	$27,318	6,640	$528,810	$94,084	$5,166	$2,651

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	14	03/15/2024	USD	$1,369,130	$41,774
S&P 500 E-Mini Index	18	03/15/2024	USD	4,383,450	178,179
S&P Midcap 400 E-Mini Index	4	03/15/2024	USD	1,097,320	29,434

					$249,387

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.5%
Warrants	0.0 †
Rights	0.0 †
Securities Lending Reinvestments	14.2
Others(1)	(13.7)

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 1.1%
Airbus SE	8,621	1,384,082
Babcock International Group plc	27,787	160,154
BAE Systems plc	44,437	666,044
Bombardier, Inc., Class B*	1,886	70,144
CAE, Inc.*	4,476	90,187
Chemring Group plc	15,334	68,735
Dassault Aviation SA	369	70,345
Elbit Systems Ltd.	412	85,281
Hensoldt AG	800	24,245
INVISIO AB	2,552	50,016
Kongsberg Gruppen ASA	1,540	79,087
Leonardo SpA	8,269	145,557
LISI SA(a)	880	20,839
Melrose Industries plc	21,025	158,182
Montana Aerospace AG*(b)	8,621	169,636
MTU Aero Engines AG	777	180,366
QinetiQ Group plc	29,082	132,657
Rheinmetall AG	703	248,028
Rolls-Royce Holdings plc*	123,913	475,285
Saab AB, Class B	1,596	103,925
Safran SA	4,884	920,036
Senior plc	16,810	33,780
Singapore Technologies Engineering Ltd.	17,900	49,962
Thales SA	1,443	212,156

		5,598,729

Air Freight & Logistics - 0.7%
bpost SA(a)	31,524	129,507
Cargojet, Inc.	608	54,713
Cia de Distribucion Integral Logista Holdings SA	2,419	68,949
Deutsche Post AG	19,092	923,286
DSV A/S	2,590	467,097
Freightways Group Ltd.(a)	7,410	38,588
Hamakyorex Co. Ltd.	3,700	104,412
ID Logistics Group SACA*	81	29,035
InPost SA*	3,608	54,673
International Distributions Services plc*	14,455	50,953
Kerry Logistics Network Ltd.	129,500	143,958
Konoike Transport Co. Ltd.(a)	11,100	149,747
Mainfreight Ltd.(a)	1,312	57,905
Mitsui-Soko Holdings Co. Ltd.(a)	7,400	250,337
Nippon Express Holdings, Inc.	1,600	96,334
Oesterreichische Post AG(a)	1,710	58,232
PostNL NV(a)	114,552	167,548
Sankyu, Inc.	1,333	50,557
SBS Holdings, Inc.(a)	3,800	65,095
Senko Group Holdings Co. Ltd.(a)	44,400	351,434
SG Holdings Co. Ltd.	3,800	49,770
Singapore Post Ltd.	114,000	34,976

Investments	Shares	Value ($)
Trancom Co. Ltd.	900	43,037
Yamato Holdings Co. Ltd.	3,800	66,459

		3,506,602

Automobile Components - 1.3%
Aisan Industry Co. Ltd.(a)	11,400	108,170
Aisin Corp.(a)	3,900	148,209
ARB Corp. Ltd.(a)	4,718	105,729
Brembo SpA	1,435	17,832
Bridgestone Corp.	11,100	489,334
CIE Automotive SA	2,091	55,648
Cie Generale des Etablissements Michelin SCA	13,542	453,362
Cie Plastic Omnium SE(a)	21,090	244,668
Continental AG	2,109	174,567
Denso Corp.	37,000	592,557
Dometic Group AB(c)	5,962	47,835
Dowlais Group plc	464,313	534,517
Eagle Industry Co. Ltd.	8,200	96,487
Exedy Corp.(a)	11,100	216,191
FCC Co. Ltd.(a)	14,800	195,511
Forvia SE*	3,876	67,597
Gestamp Automocion SA(b)	47,804	160,143
G-Tekt Corp.	8,000	100,975
GUD Holdings Ltd.(a)	6,543	53,114
Hella GmbH & Co. KGaA	328	29,251
Johnson Electric Holdings Ltd.	92,500	121,168
JTEKT Corp.	3,800	35,420
Koito Manufacturing Co. Ltd.	5,000	77,886
KYB Corp.(a)	7,400	260,715
Linamar Corp.	1,066	50,880
Magna International, Inc.(a)	5,846	334,338
Musashi Seimitsu Industry Co. Ltd.	11,100	128,408
NHK Spring Co. Ltd.	2,900	24,353
Nifco, Inc.	2,400	63,491
Niterra Co. Ltd.	2,700	73,884
NOK Corp.	4,100	55,284
Nokian Renkaat OYJ	8,364	75,936
Pacific Industrial Co. Ltd.	22,200	219,456
Pirelli & C SpA(b)	3,854	21,091
PWR Holdings Ltd.	3,772	26,057
Schaeffler AG (Preference)	33,818	216,001
Seiren Co. Ltd.	4,100	69,897
Shoei Co. Ltd.	3,800	51,629
Sumitomo Electric Industries Ltd.(a)	14,800	200,067
Sumitomo Riko Co. Ltd.	7,600	66,498
Sumitomo Rubber Industries Ltd.	3,800	44,753
Tokai Rika Co. Ltd.	3,800	61,169
Topre Corp.(a)	18,500	274,637
Toyo Tire Corp.(a)	4,500	75,916
Toyoda Gosei Co. Ltd.	2,000	39,343
Toyota Boshoku Corp.	2,700	45,300
Valeo SE	1,672	22,094
Yokohama Rubber Co. Ltd. (The)	4,100	98,703

		6,726,071

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Automobiles - 2.5%
Aston Martin Lagonda Global Holdings plc*(b)	16,400	40,015
Bayerische Motoren Werke AG	6,290	661,251
Bayerische Motoren Werke AG (Preference)	1,138	112,181
Dr Ing hc F Porsche AG (Preference)(b)	2,553	219,415
Ferrari NV	1,776	624,476
Honda Motor Co. Ltd.	99,900	1,145,083
Isuzu Motors Ltd.	11,100	154,341
Mazda Motor Corp.	11,800	147,041
Mercedes-Benz Group AG	16,724	1,141,761
Mitsubishi Motors Corp.	13,500	43,490
Nissan Motor Co. Ltd.(a)	48,100	193,617
Nissan Shatai Co. Ltd.	3,800	25,450
Piaggio & C SpA	54,094	181,215
PIERER Mobility AG(a)	440	23,414
Porsche Automobil Holding SE (Preference)	2,257	114,002
Renault SA	3,848	146,589
Stellantis NV	41,477	923,390
Subaru Corp.	11,500	235,310
Suzuki Motor Corp.	7,400	338,575
Toyota Motor Corp.	247,900	5,087,737
Trigano SA	2,627	417,764
Volkswagen AG (Preference)	4,477	582,799
Yamaha Motor Co. Ltd.(a)	22,200	213,685

		12,772,601

Banks - 10.7%
ABN AMRO Bank NV, CVA(b)	8,172	121,258
AIB Group plc	24,383	107,957
Aichi Financial Group, Inc.(a)	14,800	265,372
Aktia Bank OYJ(a)	18,722	198,284
Alior Bank SA*	2,640	50,000
AMCO - Asset Management Co. SpA*‡	239	—
ANZ Group Holdings Ltd.	44,585	801,663
Awa Bank Ltd. (The)(a)	11,100	189,006
Banca Monte dei Paschi di Siena SpA*	7,182	25,526
Banca Popolare di Sondrio SpA	151,256	1,158,328
Banco Bilbao Vizcaya Argentaria SA	116,994	1,102,587
Banco BPM SpA	29,068	158,191
Banco Comercial Portugues SA, Class R*(a)	189,546	55,612
Banco de Sabadell SA	113,701	148,950
Banco Santander SA	308,321	1,251,070
Bank Hapoalim BM	24,457	209,624
Bank Leumi Le-Israel BM	30,266	231,791
Bank Millennium SA*	25,740	54,347
Bank of Cyprus Holdings plc	137,455	523,376
Bank of East Asia Ltd. (The)	24,600	28,007
Bank of Georgia Group plc	12,432	600,807
Bank of Ireland Group plc	19,943	184,829
Bank of Montreal	15,281	1,448,438
Bank of Nova Scotia (The)	26,048	1,225,731
Bank of Queensland Ltd.(a)	21,622	86,331
Bank Polska Kasa Opieki SA	3,805	147,588

Investments	Shares	Value ($)
Bankinter SA	13,940	86,614
Banque Cantonale de Geneve(a)	629	173,042
Banque Cantonale Vaudoise (Registered)(a)	410	52,956
Barclays plc	254,597	481,202
BAWAG Group AG(b)	2,050	106,531
Bendigo & Adelaide Bank Ltd.(a)	7,372	47,953
Berner Kantonalbank AG (Registered)	328	92,147
BNP Paribas SA	21,756	1,478,210
BPER Banca	27,426	99,950
CaixaBank SA	81,548	350,251
Canadian Imperial Bank of Commerce(a)	20,023	910,593
Canadian Western Bank	32,153	712,586
Chiba Bank Ltd. (The)	16,200	121,909
Chugin Financial Group, Inc.	7,600	54,566
Close Brothers Group plc(a)	53,687	371,920
Commerzbank AG	20,387	236,513
Commonwealth Bank of Australia	24,531	1,905,892
Concordia Financial Group Ltd.	22,200	107,480
Credit Agricole SA	24,531	354,722
Credito Emiliano SpA	25,345	232,086
Dah Sing Banking Group Ltd.	60,800	36,477
Dah Sing Financial Holdings Ltd.	74,000	149,377
Daishi Hokuetsu Financial Group, Inc.(a)	14,800	416,638
Danske Bank A/S	13,135	355,375
DBS Group Holdings Ltd.	37,056	884,009
DNB Bank ASA	18,352	359,964
EQB, Inc.(a)	9,213	636,611
Erste Group Bank AG	6,660	289,739
FIBI Holdings Ltd.	533	22,739
FinecoBank Banca Fineco SpA	8,288	120,908
First International Bank of Israel Ltd. (The)	1,144	46,228
Fukuoka Financial Group, Inc.	2,800	69,935
Graubuendner Kantonalbank	7	14,035
Gunma Bank Ltd. (The)	16,400	82,081
Hachijuni Bank Ltd. (The)	15,500	85,742
Hang Seng Bank Ltd.	7,600	78,992
Heartland Group Holdings Ltd.(a)	210,826	180,386
Hirogin Holdings, Inc.	9,200	62,712
Hokkoku Financial Holdings, Inc.(a)	1,300	39,265
Hokuhoku Financial Group, Inc.	3,800	40,944
HSBC Holdings plc	384,985	3,030,782
Hyakugo Bank Ltd. (The)(a)	81,400	320,755
Hyakujushi Bank Ltd. (The)(a)	11,100	189,385
ING Bank Slaski SA*	532	33,657
ING Groep NV	67,488	966,944
Intesa Sanpaolo SpA	323,602	1,006,381
Israel Discount Bank Ltd., Class A	26,954	131,740
Iyogin Holdings, Inc.	8,200	56,658
Japan Post Bank Co. Ltd.	22,200	233,201
Judo Capital Holdings Ltd.*(a)	82,840	64,618
Juroku Financial Group, Inc.(a)	11,100	315,516
Jyske Bank A/S (Registered)	1,292	99,831
KBC Ancora	803	37,280
KBC Group NV	4,847	318,430
Keiyo Bank Ltd. (The)	40,700	202,421

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kyoto Financial Group, Inc.	6,400	108,057
Kyushu Financial Group, Inc.	12,000	77,578
Laurentian Bank of Canada(a)	14,282	283,598
Liechtensteinische Landesbank AG	1,025	81,967
Lloyds Banking Group plc	1,190,031	644,595
Luzerner Kantonalbank AG (Registered)	304	25,480
Mebuki Financial Group, Inc.	28,010	85,156
Mediobanca Banca di Credito Finanziario SpA	12,432	166,102
Mitsubishi UFJ Financial Group, Inc.	181,300	1,730,210
Mizrahi Tefahot Bank Ltd.	2,622	98,240
Mizuho Financial Group, Inc.	51,800	957,507
Musashino Bank Ltd. (The)(a)	11,100	212,546
Nanto Bank Ltd. (The)	3,800	69,800
National Australia Bank Ltd.(a)	46,213	995,901
National Bank of Canada	7,067	543,917
NatWest Group plc	84,360	241,928
Nishi-Nippon Financial Holdings, Inc.	3,800	44,480
Nordea Bank Abp	68,117	845,434
Norion Bank AB*	1,353	5,389
North Pacific Bank Ltd.	22,800	59,115
Oberbank AG	902	67,606
Oma Saastopankki OYJ	4,810	121,217
Oversea-Chinese Banking Corp. Ltd.	70,300	678,091
Powszechna Kasa Oszczednosci Bank Polski SA	15,088	193,183
Raiffeisen Bank International AG	3,344	70,178
Resona Holdings, Inc.	37,000	207,534
Ringkjoebing Landbobank A/S	492	79,875
Royal Bank of Canada	20,979	2,060,293
San-In Godo Bank Ltd. (The)	51,800	370,671
Santander Bank Polska SA	814	99,523
Senshu Ikeda Holdings, Inc.	96,200	226,392
Seven Bank Ltd.(a)	15,200	32,173
Shiga Bank Ltd. (The)	1,000	25,210
Shizuoka Financial Group, Inc.	12,800	118,609
Skandinaviska Enskilda Banken AB, Class A	33,929	486,490
Skandinaviska Enskilda Banken AB, Class C	684	10,062
Societe Generale SA	14,763	384,230
Spar Nord Bank A/S	24,013	411,194
SpareBank 1 Nord Norge	30,599	303,163
Sparebank 1 Oestlandet	1,329	15,557
SpareBank 1 SMN	3,103	42,554
SpareBank 1 Sorost-Norge	24,198	144,402
SpareBank 1 SR-Bank ASA	4,796	58,616
Sparebanken Vest	30,488	323,639
St Galler Kantonalbank AG (Registered)	41	23,897
Standard Chartered plc	45,362	345,904
Sumitomo Mitsui Financial Group, Inc.	27,200	1,432,803
Sumitomo Mitsui Trust Holdings, Inc.	14,800	307,897
Suruga Bank Ltd.(a)	15,200	89,843
Svenska Handelsbanken AB, Class A	25,715	280,113
Svenska Handelsbanken AB, Class B(a)	908	12,250
Swedbank AB, Class A	20,128	414,546

Investments	Shares	Value ($)
Sydbank A/S	18,648	834,320
TBC Bank Group plc	16,280	604,331
Tokyo Kiraboshi Financial Group, Inc.(a)	7,400	220,469
TOMONY Holdings, Inc.	51,800	144,937
Toronto-Dominion Bank (The)	38,184	2,334,110
Unicaja Banco SA(a)(b)	418,507	403,460
UniCredit SpA	36,001	1,062,121
United Overseas Bank Ltd.	25,900	549,843
Valiant Holding AG (Registered)	5,217	628,825
Virgin Money UK plc(a)	30,176	60,274
Walliser Kantonalbank (Registered)	485	61,625
Westpac Banking Corp.	52,503	839,218
Yamaguchi Financial Group, Inc.	4,100	39,619
Zuger Kantonalbank AG	10	89,526

		53,918,945

Beverages - 1.0%
Anheuser-Busch InBev SA/NV	12,654	790,498
Asahi Group Holdings Ltd.	6,500	245,015
Britvic plc	3,520	39,558
Budweiser Brewing Co. APAC Ltd.(b)	45,600	71,632
C&C Group plc(a)	27,840	54,456
Carlsberg A/S, Class B	1,258	163,020
Coca-Cola Europacific Partners plc	2,934	202,153
Coca-Cola HBC AG	3,612	107,081
Davide Campari-Milano NV	6,802	69,527
Diageo plc	33,633	1,225,151
Fevertree Drinks plc	5,658	72,772
Heineken Holding NV	2,220	187,733
Heineken NV	4,366	442,482
Ito En Ltd.	800	23,550
Kirin Holdings Co. Ltd.	11,100	161,213
Olvi OYJ, Class A	912	31,404
Pernod Ricard SA	2,886	478,075
Primo Water Corp.	7,955	116,820
Remy Cointreau SA	398	40,760
Royal Unibrew A/S	836	55,191
Sapporo Holdings Ltd.	1,900	88,972
Suntory Beverage & Food Ltd.	1,800	59,501
Treasury Wine Estates Ltd.	13,528	96,313

		4,822,877

Biotechnology - 0.6%
Argenx SE*	851	322,430
Bavarian Nordic A/S*(a)	3,730	86,485
BioGaia AB, Class B	5,670	61,791
BoneSupport Holding AB*(b)	2,665	53,236
CK Life Sciences Int’l Holdings, Inc.(a)	380,000	25,764
CSL Ltd.	7,215	1,438,951
Galapagos NV*	1,976	74,846
Genmab A/S*	925	258,959
Genus plc	2,128	62,165
GNI Group Ltd.*	3,800	69,176
Grifols SA*	2,888	31,826
Grifols SA (Preference), Class B*	6,498	52,938
MorphoSys AG*	1,862	79,690
Nykode Therapeutics ASA*	11,562	19,980
PeptiDream, Inc.*	2,500	22,302

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Swedish Orphan Biovitrum AB*	3,561	100,637
Takara Bio, Inc.	400	3,445
Telix Pharmaceuticals Ltd.*	4,018	30,545
Vitrolife AB(a)	880	14,683
Zealand Pharma A/S, Class A*	2,391	164,539

		2,974,388

Broadline Retail - 0.6%
Allegro.eu SA*(b)	6,278	47,890
ASKUL Corp.	1,000	13,716
B&M European Value Retail SA	15,278	100,898
Canadian Tire Corp. Ltd., Class A(a)	1,052	112,519
Dollarama, Inc.(a)	3,737	275,985
Europris ASA(b)	8,968	67,711
Harvey Norman Holdings Ltd.(a)	5,586	16,321
Isetan Mitsukoshi Holdings Ltd.(a)	5,000	59,244
Izumi Co. Ltd.(a)	1,300	30,976
J Front Retailing Co. Ltd.	4,100	38,497
Next plc	1,998	215,456
Pan Pacific International Holdings Corp.	7,400	162,352
Pepco Group NV*(b)	4,066	22,457
Prosus NV	21,497	642,856
Puuilo OYJ	2,622	25,406
Rakuten Group, Inc.*	22,800	101,463
Ryohin Keikaku Co. Ltd.(a)	6,000	94,531
Seria Co. Ltd.	1,000	18,498
Takashimaya Co. Ltd.	4,300	60,599
THG plc, Class B*(a)	50,904	43,004
Tokmanni Group Corp.(a)	4,750	81,936
Wesfarmers Ltd.	16,650	640,247

		2,872,562

Building Products - 1.0%
AGC, Inc.	4,600	175,157
Assa Abloy AB, Class B	14,504	402,454
Belimo Holding AG (Registered)	123	58,012
Bunka Shutter Co. Ltd.	20,200	203,831
Carel Industries SpA(a)(b)	2,318	56,653
Central Glass Co. Ltd.	7,400	140,381
Cie de Saint-Gobain SA	9,842	703,887
Daikin Industries Ltd.	4,000	653,600
dormakaba Holding AG	126	63,819
Fletcher Building Ltd.	16,948	47,154
Forbo Holding AG (Registered)	41	48,750
Geberit AG (Registered)	444	258,890
Genuit Group plc	15,480	83,583
Inwido AB	19,684	242,898
James Halstead plc	18,023	45,444
Kingspan Group plc	2,221	182,293
Lindab International AB	4,346	83,493
Lixil Corp.	3,800	51,447
Munters Group AB(b)	4,428	71,269
Nibe Industrier AB, Class B(a)	26,492	160,865
Nichias Corp.(a)	19,300	457,496
Nichiha Corp.	7,400	150,810
Nitto Boseki Co. Ltd.(a)	1,900	66,291
Noritz Corp.	3,800	40,554
Reliance Worldwide Corp. Ltd.	13,860	38,848
ROCKWOOL A/S, Class A	88	24,187

Investments	Shares	Value ($)
ROCKWOOL A/S, Class B	174	47,926
Sanwa Holdings Corp.(a)	5,400	84,062
Schweiter Technologies AG	56	31,008
Sekisui Jushi Corp.	3,800	66,368
Systemair AB	4,018	29,166
Takara Standard Co. Ltd.	3,800	45,961
Takasago Thermal Engineering Co. Ltd.(a)	4,100	95,926
TOTO Ltd.	3,000	82,401
Volution Group plc	3,838	21,300

		5,016,184

Capital Markets - 3.1%
3i Group plc	18,944	598,040
abrdn plc	31,578	67,759
AJ Bell plc	21,520	86,708
Allfunds Group plc	4,048	29,329
Alpha Group International plc(b)	760	15,969
Amundi SA(b)	1,312	89,643
Anima Holding SpA(b)	62,382	284,196
Antin Infrastructure Partners SA(a)	4,332	80,278
Ashmore Group plc	22,554	60,947
ASX Ltd.	1,938	84,118
Avanza Bank Holding AB(a)	2,704	54,958
Azimut Holding SpA	2,501	70,363
Banca Generali SpA	1,397	53,719
Brederode SA	285	33,806
Bridgepoint Group plc(b)	31,524	107,908
Brookfield Asset Management Ltd., Class A	7,400	299,423
Brookfield Corp., Class A	30,045	1,199,936
Bure Equity AB	968	27,975
CI Financial Corp.	48,803	599,056
Cie Financiere Tradition SA	266	37,054
Daiwa Securities Group, Inc.	25,900	188,525
Deutsche Bank AG (Registered)	34,706	453,675
Deutsche Boerse AG	2,664	534,624
EFG International AG	1,680	21,816
EQT AB(a)	9,879	269,627
Euronext NV(b)	1,358	120,444
Fairfax India Holdings Corp.*(a)(b)	4,510	67,560
flatexDEGIRO AG*	2,128	23,520
Gimv NV	1,254	58,913
GMO Financial Holdings, Inc.(a)	8,200	42,410
Hargreaves Lansdown plc(a)	5,061	49,355
Hong Kong Exchanges & Clearing Ltd.	16,558	501,151
HUB24 Ltd.	4,413	108,812
iFAST Corp. Ltd.	16,400	90,569
IG Group Holdings plc	2,698	24,514
IGM Financial, Inc.(a)	2,200	59,889
Insignia Financial Ltd.(a)	163,022	231,696
IntegraFin Holdings plc(b)	15,498	58,300
Intermediate Capital Group plc	6,105	138,851
Investec plc	16,199	107,434
JAFCO Group Co. Ltd.(a)	5,000	60,099
Japan Exchange Group, Inc.	7,400	166,250
JTC plc(b)	4,522	46,097
Julius Baer Group Ltd.	4,218	232,571

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Leonteq AG(a)	2,812	105,550
London Stock Exchange Group plc	6,327	720,468
Macquarie Group Ltd.	5,661	712,703
Magellan Financial Group Ltd.	56,573	339,196
Man Group plc	32,340	97,646
Monex Group, Inc.	12,300	65,381
Ninety One plc(a)	15,252	34,281
Nomura Holdings, Inc.	51,800	272,581
Nordnet AB publ	2,420	38,482
Okasan Securities Group, Inc.	18,500	91,883
Onex Corp.	684	50,822
Partners Group Holding AG	296	404,742
Perpetual Ltd.(a)	38,887	668,363
Pinnacle Investment Management Group Ltd.(a)	10,281	69,662
Quilter plc(a)(b)	469,604	626,124
Rathbones Group plc	1,330	28,081
Ratos AB, Class B	67,451	225,090
SBI Holdings, Inc.	4,800	119,659
Schroders plc	18,389	95,122
Singapore Exchange Ltd.	12,300	86,611
St James’s Place plc	13,394	111,584
Swissquote Group Holding SA (Registered)	205	52,000
Tamburi Investment Partners SpA	2,546	25,056
Tel Aviv Stock Exchange Ltd.	4,141	25,806
TMX Group Ltd.	4,070	101,289
Tokai Tokyo Financial Holdings, Inc.	22,800	89,219
TP ICAP Group plc	265,105	634,347
UBS Group AG (Registered)	49,136	1,488,657
UOB-Kay Hian Holdings Ltd.	5,767	5,653
Van Lanschot Kempen NV, CVA(a)	11,507	349,360
Vontobel Holding AG (Registered)	339	22,604
VZ Holding AG	285	33,821
XTB SA(b)	13,398	151,901
Yangzijiang Financial Holding Ltd.	836,200	197,106

		15,678,737

Chemicals - 2.7%
ADEKA Corp.	2,300	45,780
Aica Kogyo Co. Ltd.	1,500	35,208
Air Liquide SA	7,474	1,410,044
Air Water, Inc.	4,100	54,849
Akzo Nobel NV	1,887	146,024
Arkema SA	1,443	158,784
Asahi Kasei Corp.(a)	33,300	255,716
ASAHI YUKIZAI Corp.	3,900	110,457
BASF SE	19,055	920,255
Borregaard ASA	1,692	29,029
C Uyemura & Co. Ltd.	600	46,136
Clariant AG (Registered)	2,166	28,052
Corbion NV	1,330	26,048
Covestro AG*(b)	2,035	108,492
Croda International plc	2,146	131,312
Daicel Corp.	8,900	88,467
Denka Co. Ltd.	1,400	24,729
DIC Corp.	2,899	55,432
DSM-Firmenich AG	3,478	370,544
Elementis plc*	23,522	42,655

Investments	Shares	Value ($)
Elkem ASA(b)	110,260	230,925
EMS-Chemie Holding AG (Registered)	126	96,279
Evonik Industries AG	5,439	101,295
FUCHS SE	711	25,409
FUCHS SE (Preference)	1,182	52,385
Fuso Chemical Co. Ltd.(a)	1,100	31,493
Givaudan SA (Registered)(a)	124	521,672
Hexpol AB	5,784	66,952
ICL Group Ltd.	10,602	48,845
Incitec Pivot Ltd.(a)	3,306	5,879
Israel Corp. Ltd.*	104	24,106
JCU Corp.	1,400	35,916
Johnson Matthey plc	1,862	38,579
JSR Corp.	3,100	85,572
K+S AG (Registered)	4,961	70,406
Kaneka Corp.	1,300	32,088
Kansai Paint Co. Ltd.	3,800	64,484
Kemira OYJ	2,992	56,389
KH Neochem Co. Ltd.(a)	14,800	233,985
Kumiai Chemical Industry Co. Ltd.	29,600	172,122
Kuraray Co. Ltd.	8,000	84,939
Kureha Corp.	13,500	261,919
LANXESS AG	28,971	785,170
Lenzing AG*(a)	6,660	223,905
Lintec Corp.	3,800	72,997
Methanex Corp.	1,290	57,565
Mitsubishi Chemical Group Corp.	29,600	181,215
Mitsubishi Gas Chemical Co., Inc.	6,200	102,729
Mitsui Chemicals, Inc.	5,100	152,607
Nihon Parkerizing Co. Ltd.	4,100	33,097
Nippon Paint Holdings Co. Ltd.	14,800	118,309
Nippon Sanso Holdings Corp.	2,800	72,215
Nippon Soda Co. Ltd.	9,139	357,620
Nissan Chemical Corp.	2,900	117,488
Nitto Denko Corp.	1,800	151,585
NOF Corp.	1,200	54,937
Novozymes A/S, Class B(a)	5,034	259,903
Nufarm Ltd.(a)	20,418	75,315
Nutrien Ltd.	10,175	510,559
OCI NV	1,933	55,895
Orica Ltd.	4,446	47,789
Resonac Holdings Corp.(a)	3,800	77,027
Sanyo Chemical Industries Ltd.	3,700	109,348
Shikoku Kasei Holdings Corp.	3,200	40,105
Shin-Etsu Chemical Co. Ltd.	29,600	1,189,670
Shin-Etsu Polymer Co. Ltd.	800	8,943
Sika AG (Registered)	2,294	642,058
SOL SpA(a)	3,009	87,106
Solvay SA(a)	1,558	43,054
Sumitomo Chemical Co. Ltd.(a)	7,600	18,166
Symrise AG, Class A	1,961	204,365
T Hasegawa Co. Ltd.	900	20,564
Taiyo Holdings Co. Ltd.	1,800	40,328
Teijin Ltd.	4,100	38,258
Tessenderlo Group SA	2,052	59,180
Toagosei Co. Ltd.	11,100	107,830
Tokai Carbon Co. Ltd.	6,600	47,161
Tokuyama Corp.	25,900	421,346

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tokyo Ohka Kogyo Co. Ltd.	2,100	48,889
Toray Industries, Inc.	29,600	149,949
Tosoh Corp.(a)	7,600	99,358
Toyobo Co. Ltd.	25,900	196,675
Umicore SA	1,710	39,323
Victrex plc(a)	4,066	70,574
Wacker Chemie AG	256	28,211
Yara International ASA	3,478	116,215
Zeon Corp.	3,600	33,149

		13,797,404

Commercial Services & Supplies - 1.1%
Aker Carbon Capture ASA*	3,230	3,228
Befesa SA(b)	2,242	79,832
Bilfinger SE	8,880	380,241
Boyd Group Services, Inc.	372	80,461
Brambles Ltd.(a)	21,571	208,759
Bravida Holding AB(b)	12,844	98,515
Cleanaway Waste Management Ltd.	35,024	60,197
Dai Nippon Printing Co. Ltd.	3,700	108,640
Daiseki Co. Ltd.(a)	1,499	43,480
DO & CO AG	369	51,707
Downer EDI Ltd.	41,255	114,813
Duskin Co. Ltd.	4,100	96,179
Element Fleet Management Corp.	6,956	118,081
Elis SA	4,652	103,338
GFL Environmental, Inc.	2,416	82,604
Intrum AB(a)	25,345	151,201
ISS A/S	2,508	47,881
Japan Elevator Service Holdings Co. Ltd.	4,200	64,419
Kokuyo Co. Ltd.	4,100	66,924
Loomis AB, Class B	984	27,123
Mitie Group plc	92,315	121,556
Mitsubishi Pencil Co. Ltd.	1,800	24,776
Nippon Kanzai Holdings Co. Ltd.	1,300	23,461
Okamura Corp.	3,800	57,842
Prestige International, Inc.	4,000	16,665
Prosegur Cash SA(b)	90,528	49,365
Raksul, Inc.*(a)	3,800	30,052
RB Global, Inc.	2,553	164,448
Rentokil Initial plc	38,702	201,231
Sato Holdings Corp.	11,100	165,541
Sdiptech AB, Class B*	912	22,896
Secom Co. Ltd.	2,700	198,009
Securitas AB, Class B(a)	10,979	107,693
Serco Group plc	379,879	839,318
Smart Metering Systems plc	7,215	87,377
Societe BIC SA	7,770	541,014
Sohgo Security Services Co. Ltd.	9,500	52,428
SPIE SA	2,992	99,777
TOPPAN Holdings, Inc.	4,000	111,893
Veridis Environment Ltd.*	2,870	14,027
Waste Connections, Inc.(a)	3,811	595,332

		5,512,324

Communications Equipment - 0.2%
Nokia OYJ	115,958	418,437
Spirent Communications plc	25,338	38,171

Investments	Shares	Value ($)
Telefonaktiebolaget LM Ericsson, Class A	9,196	50,998
Telefonaktiebolaget LM Ericsson, Class B	36,778	205,490
VTech Holdings Ltd.(a)	51,800	300,175

		1,013,271

Construction & Engineering - 2.2%
Ackermans & van Haaren NV(a)	454	76,390
ACS Actividades de Construccion y Servicios SA	4,625	183,825
AF Gruppen ASA	5,586	62,289
Ashtrom Group Ltd.	14,948	226,416
Balfour Beatty plc	185,962	786,220
Bouygues SA	4,033	148,861
Burkhalter Holding AG	615	63,160
Chiyoda Corp.*(a)	55,500	129,092
Chudenko Corp.	4,100	78,171
Deme Group NV	456	57,656
Eiffage SA	1,480	156,071
Elco Ltd.(a)	1,520	47,174
Elecnor SA	14,023	287,894
Electra Ltd.	76	29,163
Ferrovial SE	6,520	250,786
Fugro NV*	6,512	121,172
Gold Finance Holdings Ltd.*‡	89,827	—
Hazama Ando Corp.	51,800	423,826
HOCHTIEF AG	442	47,892
INFRONEER Holdings, Inc.	4,100	43,405
Instalco AB(a)(b)	4,332	17,492
Johns Lyng Group Ltd.(a)	11,210	50,465
Kajima Corp.	11,200	202,585
Kinden Corp.	2,300	38,809
Kumagai Gumi Co. Ltd.	11,900	313,019
Kvutzat Acro Ltd.(a)	9,472	109,489
Kyudenko Corp.	2,100	80,983
Maire Tecnimont SpA	51,060	267,447
MIRAIT ONE Corp.	33,300	445,025
Monadelphous Group Ltd.	7,216	66,019
Morgan Sindall Group plc	14,134	407,676
Mota-Engil SGPS SA	25,456	147,383
NCC AB, Class B	27,787	358,486
Nippon Densetsu Kogyo Co. Ltd.	1,700	23,934
Nippon Road Co. Ltd. (The)(a)	6,800	99,319
Nishimatsu Construction Co. Ltd.(a)	11,100	308,074
NRW Holdings Ltd.	153,402	276,839
Obayashi Corp.	11,400	106,806
Okumura Corp.	11,100	392,591
OX2 AB, Class B*(a)	8,588	41,343
Peab AB, Class B(a)	59,866	298,972
Penta-Ocean Construction Co. Ltd.	9,700	52,636
Raito Kogyo Co. Ltd.	3,200	45,250
Raiznext Corp.	11,100	119,676
Sacyr SA	28,435	94,392
Sacyr SA*	568	1,885
Sanki Engineering Co. Ltd.	3,800	49,289
Shapir Engineering and Industry Ltd.(a)	2,525	14,319
Shikun & Binui Ltd.*(a)	11,210	29,496

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shimizu Corp.	7,600	51,447
Shinnihon Corp.	12,300	102,742
SHO-BOND Holdings Co. Ltd.	1,200	54,108
Skanska AB, Class B(a)	5,809	101,845
SNC-Lavalin Group, Inc.	2,068	69,018
Stantec, Inc.	1,668	134,871
Sumitomo Densetsu Co. Ltd.	6,400	134,195
Sweco AB, Class B	4,708	55,727
Taihei Dengyo Kaisha Ltd.(a)	5,000	153,070
Taikisha Ltd.	1,000	30,238
Taisei Corp.	3,700	136,306
Takamatsu Construction Group Co. Ltd.	7,400	150,405
Thyssenkrupp Nucera AG & Co. KGaa*	1,748	29,051
Toa Corp.	3,800	101,645
Toda Corp.	5,200	33,190
Toenec Corp.(a)	3,800	126,212
Toyo Construction Co. Ltd.	3,800	33,821
Veidekke ASA	3,088	28,350
Ventia Services Group Pty. Ltd.	28,618	62,240
Vinci SA	7,289	927,002
Webuild SpA(a)	28,249	59,867
Worley Ltd.	7,728	75,709
WSP Global, Inc.	1,591	235,200
Yokogawa Bridge Holdings Corp.	13,600	266,929
Yurtec Corp.	7,600	60,935

		10,893,285

Construction Materials - 0.7%
Adbri Ltd.*	27,246	55,114
Boral Ltd.*	3,476	12,178
Breedon Group plc	23,569	109,101
Brickworks Ltd.	1,435	27,813
Buzzi SpA	3,148	107,783
Cementir Holding NV	16,317	176,003
CSR Ltd.	24,233	111,173
Heidelberg Materials AG	2,775	258,872
Holcim AG	10,656	821,823
Imerys SA(a)	11,951	400,877
James Hardie Industries plc, CHDI*	5,587	214,986
Krosaki Harima Corp.(a)	1,800	152,694
RHI Magnesita NV(a)	8,806	377,239
Sumitomo Osaka Cement Co. Ltd.	11,100	283,015
Titan Cement International SA	13,209	339,337
Vicat SACA	5,772	226,027
Wienerberger AG(a)	2,596	88,771

		3,762,806

Consumer Finance - 0.4%
Acom Co. Ltd.	20,500	53,222
AEON Financial Service Co. Ltd.	4,100	37,809
Aiful Corp.(a)	107,300	272,333
Cembra Money Bank AG(a)	1,554	120,918
Credit Saison Co. Ltd.	2,100	39,651
goeasy Ltd.(a)	4,588	525,815
Hong Leong Finance Ltd.	51,800	98,069
Isracard Ltd.	15,211	54,818
Jaccs Co. Ltd.	11,100	431,319
KRUK SA	494	56,380

Investments	Shares	Value ($)
Latitude Group Holdings Ltd.(a)	43,434	33,449
Marui Group Co. Ltd.	3,200	53,689

		1,777,472

Consumer Staples Distribution & Retail - 1.5%
Aeon Co. Ltd.(a)	12,613	304,852
Ain Holdings, Inc.	800	26,445
Alimentation Couche-Tard, Inc.	10,693	630,511
Arcs Co. Ltd.(a)	3,800	76,403
Axfood AB	1,496	38,123
Belc Co. Ltd.	800	34,589
Carrefour SA	11,322	194,563
Coles Group Ltd.	21,053	221,421
Cosmos Pharmaceutical Corp.	200	21,693
Create SD Holdings Co. Ltd.	500	11,014
Dino Polska SA*(b)	962	104,793
Empire Co. Ltd., Class A	2,242	58,464
Endeavour Group Ltd.(a)	26,030	96,704
Etablissements Franz Colruyt NV	342	15,703
Fuji Co. Ltd.(a)	4,200	57,149
George Weston Ltd.	1,036	132,829
GrainCorp Ltd., Class A	9,652	51,554
H2O Retailing Corp.	3,800	41,230
Heiwado Co. Ltd.	3,800	57,374
HelloFresh SE*	2,894	38,886
Inageya Co. Ltd.(a)	1,298	11,260
J Sainsbury plc	34,797	119,732
Jeronimo Martins SGPS SA	4,655	106,591
Kato Sangyo Co. Ltd.	700	23,130
Kesko OYJ, Class A	2,248	44,296
Kesko OYJ, Class B	4,715	92,600
Kobe Bussan Co. Ltd.(a)	1,900	49,003
Koninklijke Ahold Delhaize NV	19,795	559,275
Kusuri no Aoki Holdings Co. Ltd.	1,800	39,368
Life Corp.	7,400	190,347
Loblaw Cos. Ltd.	2,220	223,238
M Yochananof & Sons Ltd.(a)	2,318	104,437
Marks & Spencer Group plc	44,036	138,680
MARR SpA	4,018	49,232
MatsukiyoCocokara & Co.	7,000	128,938
Maxvalu Tokai Co. Ltd.	500	11,117
Metcash Ltd.(a)	18,608	44,775
METRO AG*	10,754	73,068
Metro, Inc., Class A	3,256	172,030
Mitsubishi Shokuhin Co. Ltd.	7,400	255,146
Nishimoto Co. Ltd.	2,300	98,341
North West Co., Inc. (The)	2,419	70,413
Ocado Group plc*	12,619	87,837
Olam Group Ltd.	28,700	19,221
Redcare Pharmacy NV*(b)	729	102,865
Seven & i Holdings Co. Ltd.(a)	11,400	456,702
Sheng Siong Group Ltd.	17,900	20,896
Shufersal Ltd.*	94,054	507,527
Sonae SGPS SA	29,906	29,123
Sugi Holdings Co. Ltd.	800	38,682
Sundrug Co. Ltd.	1,600	48,796
Tesco plc	136,345	497,619
Tsuruha Holdings, Inc.(a)	900	72,037

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
United Super Markets Holdings, Inc.(a)	2,000	13,874
Valor Holdings Co. Ltd.	14,800	255,956
Welcia Holdings Co. Ltd.(a)	2,300	39,195
Woolworths Group Ltd.	16,391	390,178
Yokorei Co. Ltd.	3,800	29,272

		7,429,097

Containers & Packaging - 0.4%
Billerud Aktiebolag	5,485	49,210
CCL Industries, Inc., Class B(a)	2,491	107,280
DS Smith plc	25,682	92,424
FP Corp.	1,200	23,561
Fuji Seal International, Inc.	2,000	23,889
Huhtamaki OYJ	2,051	81,029
Mayr Melnhof Karton AG(a)	3,108	413,230
Metsa Board OYJ, Class B(a)	3,813	30,857
Orora Ltd.(a)	26,585	49,207
Rengo Co. Ltd.	5,200	34,126
SIG Group AG	4,477	94,775
Smurfit Kappa Group plc(a)	5,217	195,794
Toyo Seikan Group Holdings Ltd.	5,600	90,316
Verallia SA(b)	1,364	48,598
Vidrala SA(a)	7,844	791,559
Winpak Ltd.	1,716	54,175

		2,180,030

Distributors - 0.1%
Arata Corp.(a)	11,000	247,580
Bapcor Ltd.	10,184	37,969
D’ieteren Group	343	69,934
Inchcape plc	10,222	89,168
Inter Cars SA	205	28,152
PALTAC Corp.	800	24,705
Tadiran Group Ltd.(a)	418	27,910
Yamae Group Holdings Co. Ltd.(a)	7,400	167,313

		692,731

Diversified Consumer Services - 0.1%
Auction Technology Group plc*	7,030	48,790
Benesse Holdings, Inc.	3,800	67,850
IDP Education Ltd.(a)	5,016	65,488
Pearson plc	12,136	150,157

		332,285

Diversified REITs - 0.7%
Argosy Property Ltd., REIT	68,432	48,863
British Land Co. plc (The), REIT	20,794	101,154
Centuria Capital Group, REIT(a)	246,827	282,275
Charter Hall Group, REIT(a)	8,140	65,056
Charter Hall Long Wale REIT, REIT(a)	41,551	103,002
Covivio SA, REIT	1,596	78,292
Daiwa House REIT Investment Corp., REIT	42	74,906
GPT Group (The), REIT	31,122	95,871
Growthpoint Properties Australia Ltd., REIT(a)	109,668	174,715
H&R REIT, REIT(a)	43,586	321,337
Heiwa Real Estate REIT, Inc., REIT	76	71,334
Hulic Reit, Inc., REIT	24	25,498
ICADE, REIT	836	28,660

Investments	Shares	Value ($)
KDX Realty Investment Corp., REIT	103	112,883
Land Securities Group plc, REIT	11,211	95,597
LXI REIT plc, REIT(b)	573,870	774,643
Merlin Properties Socimi SA, REIT	4,522	46,689
Mirvac Group, REIT	66,711	95,696
Mori Trust Reit, Inc., REIT	38	19,471
NIPPON REIT Investment Corp., REIT	18	42,052
Nomura Real Estate Master Fund, Inc., REIT	38	41,958
NTT UD REIT Investment Corp., REIT	24	20,556
Reit 1 Ltd., REIT	68,006	305,090
Sekisui House Reit, Inc., REIT	55	29,537
Sella Capital Real Estate Ltd., REIT	58,571	132,814
Star Asia Investment Corp., REIT	152	60,103
Stockland, REIT	35,261	106,290
Stride Property Group, REIT	65,018	56,831
Suntec REIT, REIT	43,500	38,736
Takara Leben Real Estate Investment Corp., REIT	76	54,540
Tokyu REIT, Inc., REIT(a)	76	89,427
UK Commercial Property REIT Ltd., REIT	52,934	43,209
United Urban Investment Corp., REIT	40	40,883

		3,677,968

Diversified Telecommunication Services - 1.2%
BCE, Inc.(a)	5,624	228,361
Bezeq The Israeli Telecommunication Corp. Ltd.	38,130	50,710
BT Group plc(a)	133,237	190,370
Cellnex Telecom SA(b)	8,806	342,254
Chorus Ltd.(a)	8,733	42,790
Deutsche Telekom AG (Registered)	71,225	1,759,739
Elisa OYJ	2,146	98,489
Gamma Communications plc	4,867	74,003
Helios Towers plc*	60,268	60,708
HKT Trust & HKT Ltd.	53,400	64,143
Infrastrutture Wireless Italiane SpA(b)	5,179	63,261
Koninklijke KPN NV	48,322	165,238
Nippon Telegraph & Telephone Corp.	573,500	730,926
NOS SGPS SA	9,348	33,306
Orange Polska SA	26,182	56,305
Orange SA	36,186	432,299
PCCW Ltd.	77,035	39,812
Proximus SADP	3,640	34,787
Quebecor, Inc., Class B	4,144	101,394
RAI Way SpA(b)	8,120	44,631
Singapore Telecommunications Ltd.	122,100	219,284
Spark New Zealand Ltd.	17,404	56,940
Swisscom AG (Registered)	296	178,114
Telecom Italia SpA*(a)	292,790	88,702
Telecom Italia SpA*	69,160	21,906
Telefonica SA	97,273	398,349
Telekom Austria AG, Class A	4,091	35,817
Telenor ASA	7,093	79,161
Telia Co. AB(a)	35,720	92,927
Telstra Group Ltd.	57,683	154,051

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
TELUS Corp.	8,092	145,844
United Internet AG (Registered)	1,720	45,438

		6,130,059

Electric Utilities - 1.3%
Acciona SA	666	86,994
BKW AG	440	70,525
Chubu Electric Power Co., Inc.	14,800	194,144
Chugoku Electric Power Co., Inc. (The)	4,206	30,270
CK Infrastructure Holdings Ltd.(a)	11,000	65,362
CLP Holdings Ltd.	23,500	186,834
Contact Energy Ltd.	11,528	57,265
EDP - Energias de Portugal SA	31,746	142,833
Elia Group SA/NV	640	77,723
Emera, Inc.(a)	5,328	189,464
Endesa SA	4,392	87,592
Enea SA*	76,664	183,807
Enel SpA	158,323	1,090,515
EVN AG	748	20,841
Fortis, Inc.	8,029	324,153
Fortum OYJ	6,512	89,765
Genesis Energy Ltd.(a)	16,699	26,006
HK Electric Investments & HK Electric Investments Ltd.(b)	44,500	27,609
Hokkaido Electric Power Co., Inc.(a)	70,300	317,943
Hokuriku Electric Power Co.*(a)	59,200	293,418
Hydro One Ltd.(b)	4,181	124,862
Iberdrola SA*	1,436	17,431
Iberdrola SA	83,361	1,011,906
Kansai Electric Power Co., Inc. (The)	14,800	204,573
Kyushu Electric Power Co., Inc.*	3,800	28,817
Manawa Energy Ltd.	5,123	13,528
Mercury NZ Ltd.	11,013	45,759
Origin Energy Ltd.	23,791	133,994
Orsted A/S(b)	2,590	147,773
PGE Polska Grupa Energetyczna SA*	25,070	53,322
Power Assets Holdings Ltd.	22,000	128,894
Redeia Corp. SA	3,420	57,322
Romande Energie Holding SA (Registered)	1,887	120,983
Shikoku Electric Power Co., Inc.	7,600	54,384
SSE plc	15,947	342,185
Tauron Polska Energia SA*	48,260	44,465
Terna - Rete Elettrica Nazionale	19,328	164,349
Tohoku Electric Power Co., Inc.	10,900	73,651
Tokyo Electric Power Co. Holdings, Inc.*	21,900	118,104
Verbund AG	1,258	103,376

		6,552,741

Electrical Equipment - 1.3%
ABB Ltd. (Registered)	23,421	1,001,709
Accelleron Industries AG	4,070	131,705
Ballard Power Systems, Inc.*(a)	2,508	8,260
Daihen Corp.(a)	7,400	356,395
DiscoverIE Group plc(a)	4,796	47,883
Energiekontor AG	410	33,803
Fagerhult Group AB	6,336	40,779
Fuji Electric Co. Ltd.	1,500	76,542

Investments	Shares	Value ($)
Fujikura Ltd.	8,200	68,635
Furukawa Electric Co. Ltd.(a)	25,900	478,399
Huber + Suhner AG (Registered)	867	62,762
Legrand SA	3,848	377,193
Mabuchi Motor Co. Ltd.	3,200	56,141
Mitsubishi Electric Corp.	29,600	446,101
NEL ASA*	97,622	49,816
Nexans SA	760	69,965
Nidec Corp.	7,510	284,730
NKT A/S*(a)	3,053	214,455
Nordex SE*	7,130	73,779
Prysmian SpA	3,552	158,154
Sanyo Denki Co. Ltd.(a)	3,700	156,429
Schneider Electric SE	7,807	1,551,057
SGL Carbon SE*	5,054	32,308
Siemens Energy AG*	10,767	163,330
Signify NV(b)	2,730	82,885
TKH Group NV, CVA(a)	2,141	87,026
Ushio, Inc.	3,800	53,968
Varta AG*	1,008	19,287
Vestas Wind Systems A/S*	14,097	404,022

		6,587,518

Electronic Equipment, Instruments & Components - 1.9%
ALSO Holding AG (Registered)	266	78,605
Amano Corp.	800	18,668
Anritsu Corp.	8,200	65,746
AT&S Austria Technologie & Systemtechnik AG(a)	7,881	192,274
Audinate Group Ltd.*	3,496	38,155
Azbil Corp.	2,100	69,131
Barco NV	2,090	34,939
Canon Electronics, Inc.	3,800	54,670
Canon Marketing Japan, Inc.	1,500	46,311
Celestica, Inc.*	38,628	1,336,028
Citizen Watch Co. Ltd.	8,200	52,843
Codan Ltd.	7,304	39,109
Comet Holding AG (Registered)	333	111,330
Dexerials Corp.(a)	3,700	108,791
Dicker Data Ltd.	3,344	24,891
Elematec Corp.	3,800	46,715
FIT Hon Teng Ltd.*(a)(b)	380,000	45,208
Hakuto Co. Ltd.(a)	3,700	155,670
Halma plc	5,883	164,293
Hamamatsu Photonics KK	2,700	108,499
Hexagon AB, Class B	31,265	344,956
Hirose Electric Co. Ltd.	582	68,721
Horiba Ltd.	800	65,510
Hosiden Corp.	18,500	230,593
Ibiden Co. Ltd.	2,800	144,506
Inficon Holding AG (Registered)	80	122,539
Iriso Electronics Co. Ltd.	1,200	28,568
Japan Display, Inc.*(a)	80,000	10,946
Jenoptik AG	2,585	81,880
Kaga Electronics Co. Ltd.(a)	7,500	353,515
Keyence Corp.	2,900	1,320,896
Kitron ASA	9,471	29,165
Kyocera Corp.	21,100	315,038
Lagercrantz Group AB, Class B	2,640	34,902

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Landis+Gyr Group AG	1,073	88,869
LEM Holding SA (Registered)	27	62,067
Macnica Holdings, Inc.	1,600	86,592
Maxell Ltd.	3,800	42,374
Meiko Electronics Co. Ltd.	7,400	205,788
Murata Manufacturing Co. Ltd.	25,800	532,150
Mycronic AB	924	26,006
NCAB Group AB(a)	4,028	26,431
Nichicon Corp.	18,500	164,276
Nohmi Bosai Ltd.	2,500	38,259
Oki Electric Industry Co. Ltd.(a)	22,200	158,403
Omron Corp.	2,800	128,531
Oxford Instruments plc(a)	3,036	85,829
PAX Global Technology Ltd.	222,000	155,341
Renishaw plc	880	39,267
Restar Holdings Corp.	7,400	155,923
Riken Keiki Co. Ltd.	1,200	60,503
Sensirion Holding AG*(b)	266	22,326
Sesa SpA	294	40,271
Shimadzu Corp.	4,500	126,496
Siix Corp.(a)	11,100	119,676
Softwareone Holding AG	5,615	106,429
Spectris plc	2,057	96,947
Taiyo Yuden Co. Ltd.(a)	2,500	61,673
TDK Corp.	6,300	320,743
Tokyo Electron Device Ltd.(a)	5,400	218,697
Topcon Corp.	4,100	47,963
Vaisala OYJ, Class A	836	33,237
Venture Corp. Ltd.	7,600	76,264
VSTECS Holdings Ltd.	226,000	121,713
VusionGroup*(a)	246	36,876
Yokogawa Electric Corp.	4,900	98,017

		9,527,548

Energy Equipment & Services - 0.5%
Aker Solutions ASA	7,560	28,327
Borr Drilling Ltd.(a)	4,018	25,149
DOF Group ASA*	53,243	290,946
John Wood Group plc*	33,661	67,513
Lapidoth Capital Ltd.(a)	7,141	107,455
Odfjell Drilling Ltd.	13,034	48,925
PGS ASA*	324,083	205,794
SBM Offshore NV	46,953	604,382
Secure Energy Services, Inc.	78,070	602,449
Subsea 7 SA	3,608	49,186
Technip Energies NV	3,977	83,355
Tenaris SA	8,843	141,348
TGS ASA	1,927	19,037
Vallourec SACA*	5,740	83,146

		2,357,012

Entertainment - 0.6%
Believe SA*(a)	2,128	25,196
Bollore SE	12,858	85,548
Capcom Co. Ltd.	3,400	131,301
CD Projekt SA	1,193	31,373
CTS Eventim AG & Co. KGaA	704	48,063
Daiichikosho Co. Ltd.	2,200	30,567
DeNA Co. Ltd.	1,100	11,239
Embracer Group AB, Class B*	13,161	25,539

Investments	Shares	Value ($)
EVT Ltd.	6,232	51,949
Gree, Inc.	7,600	30,572
GungHo Online Entertainment, Inc.*	14,800	252,058
Kinepolis Group NV	1,030	46,040
Koei Tecmo Holdings Co. Ltd.	2,492	31,437
Konami Group Corp.	1,000	62,432
MIXI, Inc.	3,800	65,952
Modern Times Group MTG AB, Class B*	3,952	30,599
Nexon Co. Ltd.(a)	7,400	119,726
Nintendo Co. Ltd.	16,400	932,335
Paradox Interactive AB	952	18,815
Square Enix Holdings Co. Ltd.	1,800	71,212
Stillfront Group AB*	144,707	151,887
Toei Animation Co. Ltd.(a)	200	27,118
Toho Co. Ltd.	1,200	39,544
Ubisoft Entertainment SA*	1,425	31,748
Universal Music Group NV	14,097	419,113

		2,771,363

Financial Services - 1.6%
Adyen NV*(b)	444	564,864
AMP Ltd.	65,142	40,263
Banca Mediolanum SpA	4,444	45,830
BFF Bank SpA(b)	58,941	641,527
Deutsche Pfandbriefbank AG(b)	48,100	292,854
Edenred SE(a)	3,663	220,512
eGuarantee, Inc.	3,800	50,381
Eurazeo SE	1,144	98,233
EXOR NV	2,368	231,141
Financial Partners Group Co. Ltd.	3,800	44,272
First National Financial Corp.	123	3,734
Fuyo General Lease Co. Ltd.	1,000	90,850
GRENKE AG	494	12,020
Groupe Bruxelles Lambert NV	1,813	138,644
HAL Trust	570	71,451
Helia Group Ltd.	98,679	321,593
Hypoport SE*	252	54,282
Industrivarden AB, Class A	3,256	103,488
Industrivarden AB, Class C(a)	2,173	68,961
Investor AB, Class A(a)	9,287	218,864
Investor AB, Class B	25,123	597,903
Japan Securities Finance Co. Ltd.	4,700	50,577
Kinnevik AB, Class B*	7,562	82,592
L E Lundbergforetagen AB, Class B(a)	1,348	71,051
Liberty Financial Group Ltd.(a)(b)	26,714	73,639
M&G plc	30,210	86,213
Mitsubishi HC Capital, Inc.	14,800	106,412
Network International Holdings plc*(b)	14,574	71,899
Nexi SpA*(a)(b)	6,992	54,259
Nuvei Corp.(a)(b)	21,645	529,278
ORIX Corp.	23,700	465,083
OSB Group plc	132,608	760,251
Paragon Banking Group plc	70,485	631,904
PEUGEOT INVEST	308	33,456
Plus500 Ltd.	27,491	626,651
Ricoh Leasing Co. Ltd.	5,000	173,764
Sofina SA	316	76,409

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tokyo Century Corp.	2,400	27,115
WAG Payment Solutions plc*	28,842	32,909
Washington H Soul Pattinson & Co. Ltd.(a)	2,856	64,946
Wendel SE	798	73,117
Wise plc, Class A*	9,083	93,668
Worldline SA*(a)(b)	5,698	78,080
Zenkoku Hosho Co. Ltd.(a)	600	22,580

		8,197,520

Food Products - 2.3%
a2 Milk Co. Ltd. (The)*(a)	12,579	39,876
AAK AB	2,860	65,048
Agrana Beteiligungs AG	1,482	22,618
Ajinomoto Co., Inc.	7,400	308,150
Ariake Japan Co. Ltd.	800	25,996
Aryzta AG*	60,879	110,354
Associated British Foods plc	4,551	135,672
Austevoll Seafood ASA	3,432	25,075
Bakkafrost P/F	820	46,267
Barry Callebaut AG (Registered)	74	109,208
Bell Food Group AG (Registered)	123	36,347
Bumitama Agri Ltd.	60,800	27,981
Calbee, Inc.	600	12,737
Chocoladefabriken Lindt & Spruengli AG	24	307,746
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	255,056
Costa Group Holdings Ltd.	16,302	34,269
Cranswick plc	2,714	139,075
Danone SA	9,287	622,833
DyDo Group Holdings, Inc.(a)	1,000	20,304
Ebro Foods SA	3,420	57,211
Elders Ltd.(a)	55,065	326,878
Emmi AG (Registered)	41	43,349
First Pacific Co. Ltd.	740,000	281,147
First Resources Ltd.	5,100	5,648
Fuji Oil Holdings, Inc.	1,200	19,477
Glanbia plc	3,500	62,883
Golden Agri-Resources Ltd.	213,400	43,116
Grieg Seafood ASA	18,796	118,637
Hilton Food Group plc	7,220	72,267
House Foods Group, Inc.	2,400	53,410
Inghams Group Ltd.(a)	17,712	50,347
Itoham Yonekyu Holdings, Inc.	1,240	35,119
JDE Peet’s NV(a)	1,804	44,796
Kagome Co. Ltd.	900	22,424
Kameda Seika Co. Ltd.	900	25,798
Kerry Group plc, Class A	1,924	172,797
Kikkoman Corp.	3,400	212,618
Kotobuki Spirits Co. Ltd.	2,500	34,129
KWS Saat SE & Co. KGaA	1,064	60,216
Leroy Seafood Group ASA	5,456	22,102
Lotus Bakeries NV	6	51,423
Maple Leaf Foods, Inc.	3,772	72,388
Maruha Nichiro Corp.(a)	14,800	296,304
MEIJI Holdings Co. Ltd.	3,400	83,061
Mitsui DM Sugar Holdings Co. Ltd.	3,800	88,257
Morinaga & Co. Ltd.	2,200	42,495

Investments	Shares	Value ($)
Morinaga Milk Industry Co. Ltd.	2,400	49,683
Mowi ASA	5,412	98,234
Nestle SA (Registered)	39,331	4,518,813
Nichirei Corp.	1,600	39,076
Nippn Corp.	4,000	62,008
Nisshin Seifun Group, Inc.	2,690	37,919
Nissin Foods Holdings Co. Ltd.	4,500	147,122
Nissui Corp.(a)	11,400	62,945
Orkla ASA	8,856	69,872
Premier Foods plc	46,494	84,193
Premium Brands Holdings Corp., Class A	660	45,442
Prima Meat Packers Ltd.	3,800	62,885
Riken Vitamin Co. Ltd.	1,800	28,568
S Foods, Inc.	7,200	164,023
Sakata Seed Corp.	1,400	35,293
Salmar ASA	788	44,070
Saputo, Inc.	1,893	39,275
Savencia SA	608	35,400
Schouw & Co. A/S	4,107	330,389
Societe LDC SADIR	1,258	181,062
Strauss Group Ltd.*	952	18,580
Suedzucker AG	1,979	28,075
Tate & Lyle plc	9,158	72,656
Toyo Suisan Kaisha Ltd.	1,800	94,892
Viscofan SA	943	55,519
WH Group Ltd.(b)	133,000	78,263
Wilmar International Ltd.	51,800	127,916
Yakult Honsha Co. Ltd.	4,800	106,065
Yamazaki Baking Co. Ltd.	2,900	69,338

		11,530,485

Gas Utilities - 0.5%
AltaGas Ltd.	5,476	114,557
APA Group	23,384	131,238
Brookfield Infrastructure Corp., Class A	3,034	107,026
Enagas SA(a)	1,938	31,767
Hong Kong & China Gas Co. Ltd.	148,000	105,075
Italgas SpA	13,832	79,482
Keppel Infrastructure Trust	41,800	15,796
Naturgy Energy Group SA(a)	3,034	82,392
Nippon Gas Co. Ltd.	1,900	29,824
Osaka Gas Co. Ltd.	8,700	185,219
Rubis SCA	34,077	868,399
Saibu Gas Holdings Co. Ltd.	11,100	147,241
Shizuoka Gas Co. Ltd.(a)	7,600	52,565
Snam SpA	32,042	157,635
Superior Plus Corp.	10,208	70,445
Tokyo Gas Co. Ltd.	7,400	172,173

		2,350,834

Ground Transportation - 1.3%
ALD SA(b)	6,498	43,727
Aurizon Holdings Ltd.	29,146	73,022
Canadian National Railway Co.	8,732	1,090,021
Canadian Pacific Kansas City Ltd.	13,875	1,123,563
Central Japan Railway Co.	18,500	467,388
ComfortDelGro Corp. Ltd.	73,800	77,315
East Japan Railway Co.	5,100	294,504

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Firstgroup plc	31,646	67,985
Fukuyama Transporting Co. Ltd.(a)	11,100	311,339
Hankyu Hanshin Holdings, Inc.	3,900	120,835
Jungfraubahn Holding AG (Registered)	287	56,808
Keio Corp.	1,800	53,270
Keisei Electric Railway Co. Ltd.	2,900	132,883
Kelsian Group Ltd.(a)	6,802	32,285
Kintetsu Group Holdings Co. Ltd.	2,200	68,630
Kyushu Railway Co.	2,100	46,648
Maruzen Showa Unyu Co. Ltd.(a)	7,400	207,053
MTR Corp. Ltd.(a)	25,264	82,088
Mullen Group Ltd.(a)	27,713	310,515
Nagoya Railroad Co. Ltd.	4,400	68,585
Nankai Electric Railway Co. Ltd.	3,000	59,148
Nikkon Holdings Co. Ltd.	3,800	82,642
Nishi-Nippon Railroad Co. Ltd.	1,100	18,501
Odakyu Electric Railway Co. Ltd.	4,600	71,136
Redde Northgate plc	77,293	349,422
Sakai Moving Service Co. Ltd.	7,400	142,305
Seibu Holdings, Inc.	3,800	54,358
Seino Holdings Co. Ltd.	3,100	45,787
Sixt SE	308	30,345
Sixt SE (Preference)	298	20,588
Stef SA	1,258	165,347
TFI International, Inc.	1,147	151,689
Tobu Railway Co. Ltd.	3,700	99,198
Tokyu Corp.	8,300	98,374
Tourism Holdings Ltd.	56,573	129,543
West Japan Railway Co.	3,700	155,670

		6,402,517

Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	6,327	482,647
Ambu A/S, Class B*	10,064	168,520
Ansell Ltd.	38	607
Arjo AB, Class B	11,562	54,742
Asahi Intecc Co. Ltd.	3,200	61,986
BioMerieux	825	89,616
Carl Zeiss Meditec AG	715	76,548
Cochlear Ltd.	894	179,941
Coloplast A/S, Class B	2,146	249,446
ConvaTec Group plc(b)	26,387	80,982
Demant A/S*	1,980	90,548
DiaSorin SpA	293	27,225
Draegerwerk AG & Co. KGaA (Preference)	646	33,542
Eckert & Ziegler Strahlen- und Medizintechnik AG	820	41,347
Elekta AB, Class B(a)	2,128	16,209
EssilorLuxottica SA	2,629	520,832
EssilorLuxottica SA	1,959	387,928
Fisher & Paykel Healthcare Corp. Ltd.(a)	9,209	134,176
Fukuda Denshi Co. Ltd.(a)	3,700	199,460
Getinge AB, Class B	2,980	64,518
Hogy Medical Co. Ltd.	1,200	29,266
Hoya Corp.	5,400	699,867
Japan Lifeline Co. Ltd.	3,000	27,173

Investments	Shares	Value ($)
Koninklijke Philips NV*(a)	9,509	204,269
Medacta Group SA(b)	336	50,840
Medartis Holding AG*(b)	304	26,791
Medmix AG(b)	456	9,196
Menicon Co. Ltd.	5,700	84,091
Nagaileben Co. Ltd.	1,500	24,115
Nanosonics Ltd.*	16,777	33,049
Nihon Kohden Corp.	2,300	70,947
Nipro Corp.	4,100	33,448
Olympus Corp.	14,800	222,747
Paramount Bed Holdings Co. Ltd.	1,600	29,302
PHC Holdings Corp.	7,600	79,652
Revenio Group OYJ	1,710	47,403
Siemens Healthineers AG(b)	3,848	216,769
Smith & Nephew plc	14,837	209,820
Sonova Holding AG (Registered)	709	229,515
Straumann Holding AG (Registered)	1,650	254,660
Surgical Science Sweden AB*	1,584	27,457
Sysmex Corp.(a)	2,700	147,916
Terumo Corp.	11,100	382,036
Vimian Group AB*(a)	12,578	34,767
Xvivo Perfusion AB*	1,892	53,195
Ypsomed Holding AG (Registered)	123	43,803

		6,232,914

Health Care Providers & Services - 0.3%
Alfresa Holdings Corp.	1,500	24,895
Amplifon SpA(a)	2,112	69,674
Arvida Group Ltd.	190,899	130,434
As One Corp.(a)	800	30,686
Chartwell Retirement Residences	190	1,705
CVS Group plc	4,250	91,357
EBOS Group Ltd.(a)	2,066	47,753
Fagron	3,775	68,357
Fresenius Medical Care AG	4,218	164,945
Fresenius SE & Co. KGaA	8,732	247,752
Galenica AG(b)	792	70,397
H.U. Group Holdings, Inc.	4,100	77,148
Healius Ltd.*	34,839	31,897
Medicover AB, Class B	3,403	56,517
NMC Health plc*‡	2,074	—
Raffles Medical Group Ltd.	60,824	45,970
Ramsay Health Care Ltd.	1,254	42,467
Ryman Healthcare Ltd.*(a)	11,375	39,911
Ship Healthcare Holdings, Inc.	1,900	29,220
Sonic Healthcare Ltd.	6,734	142,537
Spire Healthcare Group plc(b)	14,036	42,362
Summerset Group Holdings Ltd.	6,764	45,758
Suzuken Co. Ltd.	1,880	59,008
Terveystalo OYJ(b)	4,480	38,006
Tokai Corp.	4,100	59,351

		1,658,107

Health Care REITs - 0.2%
Aedifica SA, REIT	832	54,768
Assura plc, REIT	74,959	42,516
Cofinimmo SA, REIT	12,802	938,666
Parkway Life REIT, REIT	19,000	50,047
Primary Health Properties plc, REIT	50,008	61,868

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Vital Healthcare Property Trust, REIT	30,574	41,780

		1,189,645

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KGaA	1,599	69,233
M3, Inc.	6,500	104,698
Medley, Inc.*	1,000	31,880
Nexus AG	608	38,239
Pro Medicus Ltd.(a)	1,100	73,850
Sectra AB, Class B*	2,948	55,677

		373,577

Hotel & Resort REITs - 0.0%(d)
CapitaLand Ascott Trust, REIT	32,566	23,395
CDL Hospitality Trusts, REIT	38,294	29,515
Far East Hospitality Trust, REIT	53,976	26,254
Frasers Hospitality Trust, REIT	39,200	13,640
Hoshino Resorts REIT, Inc., REIT	12	42,278
Invincible Investment Corp., REIT	38	15,780
Japan Hotel REIT Investment Corp., REIT(a)	77	39,981

		190,843

Hotels, Restaurants & Leisure - 1.8%
Accor SA	3,108	123,902
Amadeus IT Group SA	6,105	431,449
AmRest Holdings SE*	6,191	41,033
Aristocrat Leisure Ltd.	9,583	281,900
Atom Corp.*(a)	5,800	37,179
Basic-Fit NV*(b)	2,632	77,022
Betsson AB, Class B*	7,708	84,597
Cafe de Coral Holdings Ltd.	4,000	4,017
Carnival plc*	7,881	120,684
Collins Foods Ltd.(a)	5,396	43,161
Colowide Co. Ltd.	3,500	56,615
Compass Group plc	24,494	679,359
Corporate Travel Management Ltd.(a)	7,144	96,718
Create Restaurants Holdings, Inc.	4,400	33,412
Dalata Hotel Group plc	8,159	42,585
Deliveroo plc, Class A*(b)	58,525	87,571
Delivery Hero SE*(b)	3,145	72,766
Domino’s Pizza Enterprises Ltd.(a)	1,408	36,905
Domino’s Pizza Group plc	21,053	94,210
Entain plc(a)	8,621	106,293
Evolution AB(b)	2,368	280,291
Flight Centre Travel Group Ltd.(a)	4,576	64,401
Fuji Kyuko Co. Ltd.	1,000	29,964
Galaxy Entertainment Group Ltd.(a)	36,000	186,971
Genting Singapore Ltd.	104,400	78,904
Greggs plc	1,558	53,013
Heiwa Corp.	2,450	36,790
HIS Co. Ltd.*	3,800	46,715
Ichibanya Co. Ltd.(a)	1,000	44,536
InterContinental Hotels Group plc	2,627	250,901
J D Wetherspoon plc*	4,294	45,933
Just Eat Takeaway.com NV*(a)(b)	3,403	52,183
Kappa Create Co. Ltd.*	4,100	49,506
Kindred Group plc, SDR	5,043	59,960
KOMEDA Holdings Co. Ltd.(a)	1,200	23,241
Kyoritsu Maintenance Co. Ltd.(a)	1,100	45,768

Investments	Shares	Value ($)
La Francaise des Jeux SAEM(b)	532	21,752
Lottery Corp. Ltd. (The)	30,457	101,876
Lottomatica Group Spa*	3,990	46,566
Mandarin Oriental International Ltd.	8,000	12,000
McDonald’s Holdings Co. Japan Ltd.	1,100	49,365
Melia Hotels International SA*	9,988	68,189
Miramar Hotel & Investment	38,000	49,388
Mitchells & Butlers plc*	88,874	294,485
Monogatari Corp. (The)(a)	1,500	53,669
MOS Food Services, Inc.	2,100	49,277
MTY Food Group, Inc.	418	18,018
Ohsho Food Service Corp.	704	39,300
Oriental Land Co. Ltd.	16,400	617,293
Playtech plc*	94,498	534,784
Resorttrust, Inc.	4,100	72,197
Restaurant Brands International, Inc.	4,033	316,802
Round One Corp.	11,400	51,395
Royal Holdings Co. Ltd.(a)	1,600	28,459
Sands China Ltd.*	30,400	79,721
Scandic Hotels Group AB*(b)	40,663	189,337
SJM Holdings Ltd.*	114,000	32,083
SkiStar AB	2,828	35,883
SKYCITY Entertainment Group Ltd.(a)	282,865	329,082
Skylark Holdings Co. Ltd.(a)	3,700	60,990
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,369	154,656
Sodexo SA	1,258	142,936
SSP Group plc*	39,109	112,556
Star Entertainment Grp Ltd. (The)*	146,381	54,188
Tabcorp Holdings Ltd.	42,560	22,507
Toridoll Holdings Corp.	1,100	34,089
Trainline plc*(b)	29,967	126,085
TUI AG*	154,956	1,083,314
Webjet Ltd.*(a)	20,377	100,892
Whitbread plc	2,322	106,332
Wynn Macau Ltd.*(a)	12,800	9,644
Zensho Holdings Co. Ltd.	1,800	89,240

		9,088,805

Household Durables - 1.3%
Azorim-Investment Development & Construction Co. Ltd.*	5,535	23,340
Barratt Developments plc	20,461	140,807
Bellway plc	2,640	92,789
Berkeley Group Holdings plc	1,312	80,214
Breville Group Ltd.(a)	2,420	43,737
Cairn Homes plc	187,886	289,987
Casio Computer Co. Ltd.	3,600	31,475
Chervon Holdings Ltd.(a)	48,100	98,572
Danya Cebus Ltd.	2,870	70,571
De’ Longhi SpA	1,012	33,088
Dom Development SA	152	6,220
Electrolux AB, Class B*	3,198	30,332
Fiskars OYJ Abp(a)	2,204	41,322
Fujitsu General Ltd.	2,100	31,096
GN Store Nord A/S*	7,733	184,371
Haseko Corp.	3,500	46,140
JM AB(a)	21,645	357,386

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
JVCKenwood Corp.(a)	51,800	256,209
Ki-Star Real Estate Co. Ltd.(a)	3,300	79,015
Man Wah Holdings Ltd.(a)	52,000	32,328
Nagawa Co. Ltd.	500	24,457
Nikon Corp.	5,800	60,212
Open House Group Co. Ltd.(a)	1,800	57,211
Panasonic Holdings Corp.	48,100	463,478
Persimmon plc	5,054	94,159
Pressance Corp.(a)	7,800	89,486
Redrow plc	95,127	729,865
Rinnai Corp.	1,800	41,350
Sangetsu Corp.	2,256	50,313
SEB SA	616	75,946
Sekisui Chemical Co. Ltd.	7,400	107,172
Sekisui House Ltd.(a)	14,800	338,879
Sony Group Corp.	18,500	1,859,808
Sumitomo Forestry Co. Ltd.	3,300	98,972
Tamron Co. Ltd.	6,800	261,905
Taylor Wimpey plc	68,006	128,345
Token Corp.	2,600	168,798
Vistry Group plc	7,920	101,362

		6,720,717

Household Products - 0.3%
Earth Corp.	600	18,574
Essity AB, Class B	9,065	214,685
Henkel AG & Co. KGaA	2,072	142,605
Henkel AG & Co. KGaA (Preference)	1,850	142,880
Lion Corp.	8,200	73,824
Pigeon Corp.(a)	2,400	26,541
Reckitt Benckiser Group plc	10,730	779,948
Unicharm Corp.	7,400	257,576

		1,656,633

Independent Power and Renewable Electricity Producers - 0.5%
Boralex, Inc., Class A	5,883	142,798
Brookfield Renewable Corp., Class A	3,293	92,575
Capital Power Corp.(a)	3,515	97,238
Drax Group plc	132,682	860,364
EDP Renovaveis SA	1,102	18,016
Electric Power Development Co. Ltd.(a)	3,100	52,690
Encavis AG*	7,326	103,134
Enlight Renewable Energy Ltd.*(a)	1,428	25,943
ERG SpA	704	20,800
Greenvolt-Energias Renovaveis SA*	6,900	60,561
Innergex Renewable Energy, Inc.	722	4,961
Meridian Energy Ltd.	20,828	71,155
Neoen SA(b)	380	11,128
Northland Power, Inc.(a)	5,661	104,826
OY Nofar Energy Ltd.*(a)	6,401	163,166
Polenergia SA*	1,596	29,851
RENOVA, Inc.*(a)	1,000	8,729
RWE AG	14,097	525,691
Scatec ASA(b)	8,405	63,179
Solaria Energia y Medio Ambiente SA*	4,811	71,569
TransAlta Corp.(a)	15,799	115,177
Voltalia SA (Registered)*(a)	2,112	18,261

		2,661,812

Investments	Shares	Value ($)
Industrial Conglomerates - 1.1%
Aker ASA, Class A	264	15,868
Arad Investment & Industrial Development Ltd.*	1,295	27,649
Bonheur ASA	6,993	144,787
Brookfield Business Corp., Class A	7,622	177,992
CK Hutchison Holdings Ltd.	55,856	288,667
DCC plc	1,924	141,029
Hikari Tsushin, Inc.	400	70,765
Hitachi Ltd.	13,900	1,110,193
Infratil Ltd.	8,272	53,795
Investment AB Latour, Class B(a)	2,024	51,539
Italmobiliare SpA(a)	1,024	30,700
Jardine Cycle & Carriage Ltd.	3,800	73,961
Jardine Matheson Holdings Ltd.	3,700	149,110
Keppel Ltd.	20,000	107,158
Lifco AB, Class B	4,456	108,766
Nisshinbo Holdings, Inc.	11,400	95,497
Nolato AB, Class B	11,029	53,905
Noritsu Koki Co. Ltd.	7,400	169,591
NWS Holdings Ltd.	38,000	33,007
Siemens AG (Registered)	10,656	1,929,334
Smiths Group plc	4,847	100,147
Storskogen Group AB, Class B(a)	504,347	354,476
TOKAI Holdings Corp.(a)	4,100	27,908

		5,315,844

Industrial REITs - 0.4%
AIMS APAC REIT, REIT	55,165	54,077
ARGAN SA, REIT	533	47,591
CapitaLand Ascendas REIT, REIT	54,435	118,944
Centuria Industrial REIT, REIT	33,364	71,900
Dream Industrial REIT, REIT(a)	7,125	71,567
ESR-LOGOS REIT, REIT	372,400	86,388
Frasers Logistics & Commercial Trust, REIT(b)	49,400	41,402
GLP J-REIT, REIT	38	34,237
Goodman Group, REIT(a)	24,568	415,761
Goodman Property Trust, REIT(a)	19,085	26,315
Granite REIT, REIT	484	26,239
Japan Logistics Fund, Inc., REIT	19	35,459
LaSalle Logiport REIT, REIT	44	44,971
LondonMetric Property plc, REIT	42,841	105,675
Mapletree Industrial Trust, REIT	35,086	64,325
Mapletree Logistics Trust, REIT	62,253	72,206
Montea NV, REIT	672	58,251
Nippon Prologis REIT, Inc., REIT	41	73,656
Property for Industry Ltd., REIT(a)	26,697	37,468
Segro plc, REIT	19,462	218,544
Tritax Big Box REIT plc, REIT	33,836	71,613
Warehouses De Pauw CVA, REIT	3,077	91,180

		1,867,769

Insurance - 4.2%
Admiral Group plc	3,959	126,796
Aegon Ltd.	32,116	190,617
Ageas SA/NV	3,330	144,001
AIA Group Ltd.	170,200	1,327,026
Allianz SE (Registered)	7,955	2,141,269
Alm Brand A/S	56,190	102,606

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ASR Nederland NV	3,046	144,624
Assicurazioni Generali SpA	18,870	424,094
AUB Group Ltd.	2,926	59,323
Aviva plc	54,723	301,257
AXA SA	35,927	1,216,041
Baloise Holding AG (Registered)	888	143,161
Beazley plc	13,893	96,333
Clal Insurance Enterprises Holdings Ltd.*(a)	2,546	39,795
Coface SA	34,521	469,855
Conduit Holdings Ltd.	52,910	320,720
Dai-ichi Life Holdings, Inc.	18,500	412,714
Definity Financial Corp.	1,025	30,012
Direct Line Insurance Group plc*	28,600	61,697
Fairfax Financial Holdings Ltd.	481	504,552
Gjensidige Forsikring ASA	4,360	70,758
Great-West Lifeco, Inc.	5,336	179,245
Grupo Catalana Occidente SA	704	25,350
Hannover Rueck SE	925	223,262
Harel Insurance Investments & Financial Services Ltd.*	3,957	33,024
Helvetia Holding AG (Registered)	796	116,080
Hiscox Ltd.	7,807	103,296
iA Financial Corp., Inc.	2,146	146,809
Insurance Australia Group Ltd.	38,221	152,607
Intact Financial Corp.	2,516	395,935
Japan Post Holdings Co. Ltd.	40,700	394,262
Japan Post Insurance Co. Ltd.	4,400	83,500
Just Group plc	356,791	387,565
Lancashire Holdings Ltd.	79,328	613,193
Legal & General Group plc	115,514	375,108
Lifenet Insurance Co.*(a)	3,800	32,755
Mandatum OYJ*	10,146	46,333
Manulife Financial Corp.	37,333	830,461
Mapfre SA	22,440	49,726
Medibank Pvt Ltd.	44,131	112,024
Menora Mivtachim Holdings Ltd.	492	12,431
Migdal Insurance & Financial Holdings Ltd.	104,266	116,052
MS&AD Insurance Group Holdings, Inc.	11,900	500,504
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,109	903,073
nib holdings Ltd.	11,260	60,589
NN Group NV	5,519	228,050
Phoenix Group Holdings plc	10,868	69,947
Phoenix Holdings Ltd. (The)	5,085	52,041
Poste Italiane SpA(b)	10,313	112,753
Power Corp. of Canada	10,887	319,345
Powszechny Zaklad Ubezpieczen SA	11,227	136,307
Protector Forsikring ASA	2,660	47,977
Prudential plc	40,552	422,630
QBE Insurance Group Ltd.	30,747	322,156
Sampo OYJ, Class A	6,734	283,705
SCOR SE	2,204	66,221
Sompo Holdings, Inc.	7,400	389,351
Steadfast Group Ltd.	17,908	70,437
Storebrand ASA	11,937	108,244

Investments	Shares	Value ($)
Sun Life Financial, Inc.	11,877	619,519
Suncorp Group Ltd.	17,427	163,470
Swiss Life Holding AG (Registered)	481	348,422
Swiss Re AG	5,920	683,886
T&D Holdings, Inc.(a)	7,400	124,789
Talanx AG	968	68,399
Tokio Marine Holdings, Inc.	29,600	795,813
Topdanmark A/S(a)	880	39,295
Trisura Group Ltd.*	874	24,538
Tryg A/S	4,752	102,183
Unipol Gruppo SpA	6,080	38,041
UnipolSai Assicurazioni SpA	11,528	30,705
Wuestenrot & Wuerttembergische AG	8,288	120,998
Zurich Insurance Group AG	2,146	1,098,454

		21,108,111

Interactive Media & Services - 0.2%
Adevinta ASA*	3,952	42,708
Auto Trader Group plc(b)	13,394	124,308
Baltic Classifieds Group plc	16,280	50,378
Better Collective A/S*	2,464	69,396
CAR Group Ltd.	6,178	134,812
Domain Holdings Australia Ltd.	12,956	28,863
Hemnet Group AB	2,993	81,398
Infocom Corp.	1,600	26,959
Kakaku.com, Inc.	1,600	18,482
LY Corp.	36,800	116,310
Moneysupermarket.com Group plc	28,412	92,624
REA Group Ltd.(a)	978	118,918
Rightmove plc	12,896	91,998
Scout24 SE(b)	1,232	91,564
SEEK Ltd.(a)	5,397	90,798

		1,179,516

IT Services - 1.2%
Addnode Group AB, Class B	5,472	49,756
Alten SA	616	96,221
Atea ASA	2,420	32,447
Atos SE*(a)	36,630	158,561
Bechtle AG	1,364	71,623
BIPROGY, Inc.	1,100	32,599
Bouvet ASA	5,054	29,822
CANCOM SE	1,981	63,566
Capgemini SE	2,331	524,641
CGI, Inc.*	2,923	329,394
Computacenter plc	1,092	40,383
Data#3 Ltd.	12,760	82,494
Digital Garage, Inc.	1,300	31,839
DTS Corp.	2,100	52,437
Exclusive Networks SA*	1,634	33,546
Formula Systems 1985 Ltd.	3,737	251,476
Fujitsu Ltd.	2,600	370,679
GMO internet group, Inc.	1,200	21,981
Indra Sistemas SA	9,250	165,488
Kainos Group plc	4,469	65,276
Keywords Studios plc	1,482	31,328
Kontron AG	3,168	74,193
Matrix IT Ltd.	10,841	205,329
Megaport Ltd.*(a)	6,954	58,427
NEC Corp.	3,700	245,528

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NEC Networks & System Integration Corp.	2,400	39,290
NET One Systems Co. Ltd.	7,400	121,599
Netcompany Group A/S*(a)(b)	2,698	108,599
NEXTDC Ltd.*(a)	11,761	109,000
Nomura Research Institute Ltd.	6,045	187,460
NS Solutions Corp.	800	26,981
NTT Data Group Corp.	9,200	134,719
Obic Co. Ltd.	800	124,426
One Software Technologies Ltd.	3,880	49,009
Otsuka Corp.	2,500	106,619
OVH Groupe SAS*	3,078	33,251
Reply SpA	484	67,033
SCSK Corp.	2,700	53,677
Secunet Security Networks AG	123	22,152
SHIFT, Inc.*(a)	300	55,136
Shopify, Inc., Class A*	17,020	1,371,103
Societe pour l’Informatique Industrielle(a)	656	49,809
Softcat plc	2,394	44,083
Sopra Steria Group	396	93,688
SUNeVision Holdings Ltd.(a)	90,000	30,855
TietoEVRY OYJ	3,686	86,244
TIS, Inc.	4,600	103,974
Wavestone	532	35,482

		6,173,223

Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	7,400	162,757
Beneteau SACA	9,657	116,858
BRP, Inc.	10,730	681,362
Games Workshop Group plc	684	86,277
MIPS AB(b)	1,517	50,991
Mizuno Corp.	7,400	224,265
Sanlorenzo SpA(a)	984	47,191
Sega Sammy Holdings, Inc.	2,600	38,793
Shimano, Inc.	1,100	160,701
Spin Master Corp.(b)	684	17,703
Technogym SpA(b)	4,905	48,938
Thule Group AB(b)	2,024	52,126
Tomy Co. Ltd.	4,600	76,580
Universal Entertainment Corp.	300	4,402
Yamaha Corp.	2,800	62,561
Yonex Co. Ltd.	5,600	46,240

		1,877,745

Life Sciences Tools & Services - 0.4%
AddLife AB, Class B	6,847	74,684
Bachem Holding AG(a)	328	22,253
Biotage AB	3,690	52,605
Chemometec A/S(a)	902	49,347
Eurofins Scientific SE(a)	1,850	112,736
Evotec SE*	3,042	47,286
Gerresheimer AG	574	59,171
Lonza Group AG (Registered)	1,110	549,662
Oxford Nanopore Technologies plc*	35,096	71,643
QIAGEN NV*(a)	3,697	162,247
Sartorius AG (Preference)	370	137,012
Sartorius Stedim Biotech	380	103,689
Siegfried Holding AG (Registered)	38	38,228

Investments	Shares	Value ($)
SKAN Group AG	451	40,061
Tecan Group AG (Registered)	220	85,297
Wuxi Biologics Cayman, Inc.*(b)	53,500	140,299

		1,746,220

Machinery - 3.7%
Aalberts NV	2,405	96,608
Alfa Laval AB	4,440	165,055
Alstom SA(a)	6,184	78,929
Amada Co. Ltd.	7,200	79,056
ANDRITZ AG	1,517	94,174
Atlas Copco AB, Class A	36,186	584,693
Atlas Copco AB, Class B	23,347	327,077
ATS Corp.*	1,476	63,534
AutoStore Holdings Ltd.*(b)	15,006	27,776
Beijer Alma AB	2,304	40,896
Bodycote plc	3,534	28,690
Bucher Industries AG (Registered)	82	35,062
Burckhardt Compression Holding AG	132	74,628
Bystronic AG	76	38,405
Cargotec OYJ, Class B	684	39,119
CKD Corp.	4,100	73,768
Concentric AB	3,192	52,889
Construcciones y Auxiliar de Ferrocarriles SA	5,661	204,770
Daetwyler Holding AG	407	83,407
Daifuku Co. Ltd.	6,900	138,708
Daimler Truck Holding AG	10,582	382,314
Danieli & C Officine Meccaniche SpA(a)	3,885	132,722
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	12,543	306,559
DMG Mori Co. Ltd.	2,100	42,898
Duerr AG	17,612	407,874
Ebara Corp.	1,100	70,383
Electrolux Professional AB, Class B	13,038	70,286
Epiroc AB, Class A	8,584	153,239
Epiroc AB, Class B	4,256	67,018
FANUC Corp.	14,300	402,758
FLSmidth & Co. A/S(a)	2,590	107,423
Fluidra SA	912	19,932
Fuji Corp.	1,000	17,216
Fujitec Co. Ltd.(a)	2,400	62,095
GEA Group AG	2,738	110,638
Georg Fischer AG (Registered)	1,478	100,101
Glory Ltd.	18,500	387,908
Harmonic Drive Systems, Inc.	1,500	37,096
Hino Motors Ltd.*	7,600	26,334
Hitachi Construction Machinery Co. Ltd.	2,800	81,103
Hitachi Zosen Corp.	55,500	348,168
Hoshizaki Corp.	2,400	88,562
Husqvarna AB, Class B(a)	7,480	58,929
IHI Corp.(a)	2,500	48,657
IMI plc	1,824	39,139
Indutrade AB	4,766	117,301
Interpump Group SpA	1,584	79,217
Interroll Holding AG (Registered)(a)	37	109,337
Iveco Group NV*	64,824	697,954

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Japan Steel Works Ltd. (The)	25,900	434,280
Jungheinrich AG (Preference)	16,539	561,601
Kardex Holding AG (Registered)	264	67,858
Kawasaki Heavy Industries Ltd.	2,800	64,534
KION Group AG	1,419	65,663
Kitz Corp.	25,900	215,102
Komatsu Ltd.	18,500	537,250
Komax Holding AG (Registered)	76	14,760
Kone OYJ, Class B	5,180	258,494
Konecranes OYJ	1,394	60,327
Krones AG	246	30,757
KSB SE & Co. KGaA (Preference)	259	164,302
Kubota Corp.	18,500	285,078
Kurita Water Industries Ltd.	2,500	93,108
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,100	154,151
Makita Corp.	4,200	115,132
Manitou BF SA	3,857	86,936
Max Co. Ltd.	2,800	63,212
METAWATER Co. Ltd.	4,100	60,529
Metso OYJ	11,433	115,373
MINEBEA MITSUMI, Inc.	7,311	154,548
MISUMI Group, Inc.	4,100	72,085
Mitsubishi Heavy Industries Ltd.	5,900	401,285
Mitsubishi Logisnext Co. Ltd.	7,600	80,068
Mitsuboshi Belting Ltd.(a)	1,300	44,023
Miura Co. Ltd.	2,100	39,062
Morgan Advanced Materials plc	101,491	350,250
Nachi-Fujikoshi Corp.(a)	7,400	175,160
NFI Group, Inc.*	4,826	43,057
NGK Insulators Ltd.	7,600	96,290
Nitta Corp.	7,400	194,144
Noritake Co. Ltd.	3,700	199,713
NSK Ltd.	15,200	84,124
NTN Corp.(a)	181,300	337,856
OC Oerlikon Corp. AG (Registered)(a)	71,040	312,697
OSG Corp.	3,800	52,577
Palfinger AG(a)	5,698	148,547
Pfeiffer Vacuum Technology AG	220	37,137
Rational AG	55	42,657
Rotork plc	13,640	54,437
Ryobi Ltd.	11,100	208,673
Sandvik AB	14,245	302,482
Schindler Holding AG	594	149,565
Schindler Holding AG (Registered)	400	96,241
Seatrium Ltd.*	649,543	48,606
SFS Group AG	220	26,723
Shibaura Machine Co. Ltd.(a)	7,400	182,500
Shibuya Corp.	7,400	127,674
Shinmaywa Industries Ltd.	14,800	124,637
Skellerup Holdings Ltd.	9,956	29,171
SKF AB, Class A	1,408	28,344
SKF AB, Class B	5,609	111,774
SMC Corp.	900	510,477
Spirax-Sarco Engineering plc	1,221	155,566
Stabilus SE	1,140	80,553
Stadler Rail AG	380	12,244
Star Micronics Co. Ltd.	11,100	134,635
Sulzer AG (Registered)	280	27,336
Sumitomo Heavy Industries Ltd.(a)	3,300	87,165

Investments	Shares	Value ($)
Tadano Ltd.	8,900	73,855
Takuma Co. Ltd.	7,600	90,727
Techtronic Industries Co. Ltd.	18,500	196,898
THK Co. Ltd.	1,700	33,296
Tocalo Co. Ltd.	3,800	41,022
TOMRA Systems ASA	3,872	39,436
Toyota Industries Corp.	2,300	198,019
Trelleborg AB, Class B	1,064	32,716
Troax Group AB	1,806	39,608
Tsubakimoto Chain Co.	9,600	281,744
Valmet OYJ(a)	3,228	92,043
VAT Group AG(b)	407	192,955
Vesuvius plc	70,929	431,932
Volvo AB, Class A	3,212	79,707
Volvo AB, Class B	31,450	760,655
Wacker Neuson SE	9,509	178,075
Wartsila OYJ Abp	5,720	85,123
Weir Group plc (The)	3,920	90,828
Yaskawa Electric Corp.(a)	3,700	142,431

		18,794,005

Marine Transportation - 0.8%
AP Moller - Maersk A/S, Class A	65	118,504
AP Moller - Maersk A/S, Class B	38	70,470
Clarkson plc	1,408	63,652
D/S Norden A/S(a)	7,437	402,967
Dfds A/S	11,433	390,553
Golden Ocean Group Ltd.	4,796	50,957
Gram Car Carriers ASA	4,879	106,150
Hoegh Autoliners ASA	1,824	18,473
Iino Kaiun Kaisha Ltd.(a)	33,300	295,468
Kawasaki Kisen Kaisha Ltd.(a)	3,700	182,273
Kuehne + Nagel International AG (Registered)	740	253,438
Mitsui OSK Lines Ltd.(a)	8,500	308,774
MPC Container Ships ASA	125,060	189,564
Nippon Yusen KK(a)	11,100	387,124
NS United Kaiun Kaisha Ltd.(a)	3,800	135,440
Odfjell SE, Class A	6,118	83,960
Pacific Basin Shipping Ltd.	1,813,000	503,273
SITC International Holdings Co. Ltd.	24,000	36,473
Stolt-Nielsen Ltd.	1,435	54,070
Wallenius Wilhelmsen ASA	2,952	28,937
Wilh Wilhelmsen Holding ASA, Class A	4,921	173,185
Wilh Wilhelmsen Holding ASA, Class B	2,091	71,989

		3,925,694

Media - 0.9%
4imprint Group plc	1,517	105,671
Ascential plc*	17,480	67,804
Atresmedia Corp. de Medios de Comunicacion SA	30,377	122,815
Cogeco Communications, Inc.	2,204	102,360
CyberAgent, Inc.	6,300	41,224
Cyfrowy Polsat SA*	11,020	30,087
Dentsu Group, Inc.	3,700	99,527
Eutelsat Communications SACA*(a)	96,755	355,869
Future plc(a)	31,709	288,716

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hakuhodo DY Holdings, Inc.	4,700	36,703
Informa plc	17,760	175,820
IPSOS SA	13,209	873,093
ITV plc	48,868	37,339
JCDecaux SE*	968	20,262
Metropole Television SA	17,057	243,645
MFE-MediaForEurope NV, Class A	56,410	144,732
MFE-MediaForEurope NV, Class B(a)	21,558	78,284
Nine Entertainment Co. Holdings Ltd.	34,440	45,078
ProSiebenSat.1 Media SE	57,239	407,252
Publicis Groupe SA	3,441	347,988
RTL Group SA(a)	1,056	40,974
Sanoma OYJ	3,895	29,236
Schibsted ASA, Class A	1,862	57,570
SES SA, Class A, ADR	9,044	55,997
SKY Perfect JSAT Holdings, Inc.	15,200	81,004
Stroeer SE & Co. KGaA	1,628	96,290
Television Francaise 1 SA(a)	28,268	250,562
TV Asahi Holdings Corp.	8,400	101,484
TX Group AG	205	31,066
Vivendi SE	5,016	56,965
WPP plc(a)	26,381	259,151
YouGov plc	4,715	69,950

		4,754,518

Metals & Mining - 4.5%
Acerinox SA	59,681	634,023
Agnico Eagle Mines Ltd.	8,087	399,977
Alamos Gold, Inc., Class A	4,014	48,911
Alleima AB	14,134	94,661
Allied Gold Corp.*(a)	11,058	26,154
Alumina Ltd.*(a)	155,762	119,956
AMG Critical Materials NV	9,102	195,121
Anglo American plc	26,048	629,118
Antofagasta plc	5,230	115,554
Aperam SA(a)	14,541	452,058
ArcelorMittal SA	12,062	335,944
ARE Holdings, Inc.(a)	25,900	364,469
Aurubis AG	738	53,759
AVZ Minerals Ltd.*‡(a)	111,012	12,475
B2Gold Corp.	13,478	37,830
Barrick Gold Corp.	27,195	432,998
Bekaert SA	11,211	551,174
Bellevue Gold Ltd.*(a)	49,941	43,908
BHP Group Ltd.	74,666	2,333,151
BlueScope Steel Ltd.	9,213	143,791
Boliden AB	5,291	141,821
Capricorn Metals Ltd.*	19,272	58,475
Capstone Copper Corp.*	20,535	101,749
Centamin plc	381,507	470,284
Centerra Gold, Inc.	8,892	47,187
Champion Iron Ltd.	6,468	36,471
De Grey Mining Ltd.*(a)	86,240	69,836
Deterra Royalties Ltd.	29,023	106,289
Dowa Holdings Co. Ltd.	1,100	38,928
Dundee Precious Metals, Inc.	62,826	404,874
Eldorado Gold Corp.*	9,582	117,834
Emerald Resources NL*	21,402	47,254
Endeavour Mining plc	532	9,566

Investments	Shares	Value ($)
Equinox Gold Corp.*(a)	14,247	63,341
Eramet SA(a)	2,812	196,101
ERO Copper Corp.*(a)	4,268	67,244
Evolution Mining Ltd.(a)	35,786	75,937
Falcon Metals Ltd.*	1	— (e)
Filo Corp.*(a)	4,428	68,506
First Majestic Silver Corp.(a)	14,596	68,061
First Quantum Minerals Ltd.	12,506	114,197
Foran Mining Corp.*(a)	11,210	34,317
Fortescue Ltd.	32,301	638,015
Fortuna Silver Mines, Inc.*(a)	16,720	51,309
Franco-Nevada Corp.	3,005	327,164
Fresnillo plc	3,872	26,212
Genesis Minerals Ltd.*(a)	52,288	56,168
Glencore plc	197,839	1,059,274
Gold Road Resources Ltd.(a)	59,580	59,866
Granges AB	5,662	56,662
Grupa Kety SA	308	52,736
Hill & Smith plc	3,280	78,275
Hudbay Minerals, Inc.(a)	98,827	552,552
IAMGOLD Corp.*	25,911	62,060
IGO Ltd.	16,378	81,850
Ivanhoe Mines Ltd., Class A*(a)	9,981	105,409
Jastrzebska Spolka Weglowa SA*	1,710	18,606
JFE Holdings, Inc.	11,100	177,957
K92 Mining, Inc.*(a)	5,700	27,475
KGHM Polska Miedz SA	3,160	89,210
Kinross Gold Corp.	20,745	115,056
Kobe Steel Ltd.(a)	10,600	149,165
Kyoei Steel Ltd.(a)	7,400	108,083
Labrador Iron Ore Royalty Corp.	22,274	550,327
Liontown Resources Ltd.*	27,470	18,704
Lithium Americas Corp.*(a)	42,143	187,996
Lundin Gold, Inc.	4,218	50,071
Lundin Mining Corp.(a)	12,392	101,841
Lynas Rare Earths Ltd.*(a)	13,899	54,025
MAG Silver Corp.*(a)	4,656	42,167
Maruichi Steel Tube Ltd.	2,000	51,705
Mineral Resources Ltd.(a)	2,664	105,574
Mitsubishi Materials Corp.	3,800	70,580
Nickel Industries Ltd.(a)	41,914	22,027
Nippon Light Metal Holdings Co. Ltd.	18,500	230,847
Nippon Steel Corp.(a)	18,515	452,188
Nittetsu Mining Co. Ltd.(a)	3,700	134,154
Norsk Hydro ASA	27,010	159,995
Northern Star Resources Ltd.	15,844	137,729
Novagold Resources, Inc.*	18,278	46,925
OceanaGold Corp.	248,419	500,166
Orla Mining Ltd.*(a)	10,780	36,147
OSAKA Titanium Technologies Co. Ltd.(a)	1,300	25,088
Osisko Gold Royalties Ltd.(a)	10,286	150,820
Osisko Mining, Inc.*	17,794	32,230
Outokumpu OYJ(a)	7,392	31,781
Pan American Silver Corp.	4,560	62,117
Perenti Ltd.*	299,626	161,425
Perseus Mining Ltd.(a)	475,709	567,614
Pilbara Minerals Ltd.(a)	34,446	80,835
Regis Resources Ltd.*	40,098	55,399

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Rio Tinto Ltd.	7,363	646,963
Rio Tinto plc	22,311	1,563,509
Salzgitter AG	8,251	232,850
Sandfire Resources Ltd.*(a)	11,931	57,575
Sandstorm Gold Ltd.	13,772	62,879
Sanyo Special Steel Co. Ltd.	7,800	136,337
Silver Lake Resources Ltd.*	62,130	49,696
SilverCrest Metals, Inc.*	9,416	52,364
Sims Ltd.(a)	9,196	88,267
South32 Ltd.(a)	92,278	204,351
SSAB AB, Class A	6,150	48,296
SSAB AB, Class B	12,333	95,252
SSR Mining, Inc.	3,864	36,643
Stelco Holdings, Inc.	10,360	334,671
Sumitomo Metal Mining Co. Ltd.	5,500	154,305
Teck Resources Ltd., Class B	8,954	360,626
thyssenkrupp AG	8,316	52,050
Toho Titanium Co. Ltd.(a)	1,700	23,027
Tokyo Steel Manufacturing Co. Ltd.	4,100	50,319
UACJ Corp.	14,000	393,638
voestalpine AG	1,880	56,363
Wesdome Gold Mines Ltd.*	3,534	20,976
Wheaton Precious Metals Corp.(a)	6,882	324,565
Yamato Kogyo Co. Ltd.(a)	1,300	73,113
Yodogawa Steel Works Ltd.	10,300	275,512
Zimplats Holdings Ltd.(a)	4,902	71,614

		22,842,646

Multi-Utilities - 0.8%
A2A SpA	29,479	58,936
ACEA SpA	14,615	232,100
AGL Energy Ltd.	12,344	70,747
Algonquin Power & Utilities Corp.(a)	16,539	98,661
Canadian Utilities Ltd., Class A(a)	3,914	89,761
Centrica plc	120,065	211,686
E.ON SE	46,139	629,488
Engie SA	38,332	616,661
Hera SpA	19,272	68,455
Iren SpA	218,004	461,537
National Grid plc	54,501	732,215
REN - Redes Energeticas Nacionais SGPS SA	17,917	44,277
Sembcorp Industries Ltd.	16,300	69,159
Telecom Plus plc	4,728	87,543
Vector Ltd.	9,652	22,280
Veolia Environnement SA	12,025	395,391

		3,888,897

Office REITs - 0.2%
Abacus Group, REIT	35,454	25,546
Allied Properties REIT, REIT(a)	21,312	311,373
Champion REIT, REIT	108,000	25,697
Derwent London plc, REIT	1,368	37,281
Dexus, REIT	25,937	133,736
Gecina SA, REIT	440	49,085
Global One Real Estate Investment Corp., REIT	48	36,055
Great Portland Estates plc, REIT	12,800	67,972
Ichigo Office REIT Investment Corp., REIT	41	23,224

Investments	Shares	Value ($)
Inmobiliaria Colonial Socimi SA, REIT	6,346	38,568
Japan Excellent, Inc., REIT(a)	76	63,431
Japan Prime Realty Investment Corp., REIT	13	31,438
Japan Real Estate Investment Corp., REIT(a)	24	92,930
Keppel REIT, REIT	3,800	2,630
Mirai Corp., REIT	88	27,151
Mori Hills REIT Investment Corp., REIT(a)	38	35,667
Nippon Building Fund, Inc., REIT(a)	24	98,020
Precinct Properties Group, REIT	67,298	51,575
Workspace Group plc, REIT	4,978	33,123

		1,184,502

Oil, Gas & Consumable Fuels - 6.2%
Advantage Energy Ltd.*	51,689	341,227
Africa Oil Corp.	133,744	253,263
Aker BP ASA	4,625	124,199
Ampol Ltd.	4,958	119,202
ARC Resources Ltd.	13,579	212,215
Athabasca Oil Corp.*	194,139	630,638
Avance Gas Holding Ltd.(b)	5,472	64,157
Baytex Energy Corp.(a)	20,558	65,703
Beach Energy Ltd.(a)	39,336	43,165
Birchcliff Energy Ltd.(a)	84,286	321,738
Bluenord ASA*	646	30,951
Boss Energy Ltd.*	21,197	78,048
BP plc	337,366	1,986,772
BRIGHTOIL*‡	50,147	—
BW LPG Ltd.(b)	2,774	34,434
Cameco Corp.	6,105	293,312
Canadian Natural Resources Ltd.	21,978	1,415,357
Cardinal Energy Ltd.(a)	45,584	217,335
Cenovus Energy, Inc.	25,123	409,550
Cool Co. Ltd.(a)	7,714	91,846
Cosmo Energy Holdings Co. Ltd.(a)	1,600	67,492
Crescent Point Energy Corp.	15,016	98,567
CropEnergies AG	4,560	57,161
Denison Mines Corp.*	51,797	104,676
Diversified Energy Co. plc(a)(b)	17,834	208,144
DNO ASA	275,761	245,127
Enbridge, Inc.	32,005	1,143,609
ENEOS Holdings, Inc.(a)	51,800	212,126
Energean plc(a)	43,882	528,639
Energy Fuels, Inc.*(a)	10,296	78,604
Enerplus Corp.	5,535	80,868
Eni SpA	41,440	666,840
Equinor ASA	19,906	576,148
Equital Ltd.*(a)	5,883	168,187
Etablissements Maurel et Prom SA	19,382	116,322
Euronav NV	2,829	50,090
FLEX LNG Ltd.(a)	1,176	35,269
Freehold Royalties Ltd.	5,060	52,757
Galp Energia SGPS SA	10,582	167,995
Gaztransport Et Technigaz SA	410	57,942
Gibson Energy, Inc.	10,286	165,217
Hafnia Ltd.	7,872	57,817

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Harbour Energy plc	195,730	694,916
Headwater Exploration, Inc.(a)	67,895	320,660
Idemitsu Kosan Co. Ltd.	28,710	161,782
Imperial Oil Ltd.(a)	3,922	227,649
Inpex Corp.	20,500	286,797
International Petroleum Corp.*(a)	27,491	305,764
Ithaca Energy plc	41,458	72,434
Itochu Enex Co. Ltd.(a)	18,600	201,556
Iwatani Corp.(a)	1,397	63,296
Japan Petroleum Exploration Co. Ltd.(a)	1,700	70,245
Karoon Energy Ltd.*	258,926	334,624
Keyera Corp.	3,108	75,650
Koninklijke Vopak NV	114	3,585
MEG Energy Corp.*	4,928	93,761
Mitsuuroko Group Holdings Co. Ltd.	11,100	117,777
Naphtha Israel Petroleum Corp. Ltd.	10,742	53,890
Neste OYJ	6,586	229,287
New Hope Corp. Ltd.	17,010	60,720
NexGen Energy Ltd.*	10,944	84,370
NuVista Energy Ltd.*(a)	59,496	464,016
Oil Refineries Ltd.	772,338	267,509
Okeanis Eco Tankers Corp.(b)	4,440	130,356
OMV AG	3,441	154,408
ORLEN SA	12,358	194,405
Paladin Energy Ltd.*	147,070	125,901
Paramount Resources Ltd., Class A(a)	2,772	54,981
Parex Resources, Inc.	34,225	570,225
Parkland Corp.	2,923	100,376
Paz Oil Co. Ltd.	3,368	278,006
Pembina Pipeline Corp.	8,806	305,232
Peyto Exploration & Development Corp.(a)	64,195	623,187
PrairieSky Royalty Ltd.	3,977	66,023
Repsol SA(a)	23,828	355,635
San-Ai Obbli Co. Ltd.(a)	18,500	212,116
Santos Ltd.	53,835	279,363
Saras SpA(a)	143,523	245,390
Serica Energy plc	71,447	192,523
Shell plc	136,234	4,245,231
Strike Energy Ltd.*(a)	129,355	36,769
Suncor Energy, Inc.	24,420	813,726
Tamarack Valley Energy Ltd.(a)	174,529	403,648
TC Energy Corp.(a)	15,762	625,737
Topaz Energy Corp.	3,731	54,287
TORM plc, Class A	10,212	360,452
TotalEnergies SE	46,509	3,036,276
Tourmaline Oil Corp.	6,586	286,549
United Energy Group Ltd.(a)	358,000	38,011
Var Energi ASA	7,339	21,498
Verbio SE	1,107	24,458
Vermilion Energy, Inc.(a)	56,351	609,462
Viva Energy Group Ltd.(b)	17,630	40,907
Whitecap Resources, Inc.(a)	11,932	77,698
Whitehaven Coal Ltd.	16,702	93,074
Woodside Energy Group Ltd.	39,554	847,428

		31,366,335

Investments	Shares	Value ($)
Paper & Forest Products - 0.3%
Canfor Corp.*	19,203	233,992
Daio Paper Corp.	3,745	28,566
Hokuetsu Corp.(a)	11,100	106,539
Holmen AB, Class B(a)	1,540	61,348
Mondi plc	6,828	122,952
Navigator Co. SA (The)	5,269	21,864
Nippon Paper Industries Co. Ltd.*	37,000	347,535
Oji Holdings Corp.(a)	11,400	45,124
Semapa-Sociedade de Investimento e Gestao	4,873	75,694
Stella-Jones, Inc.	1,558	92,754
Stora Enso OYJ, Class A(a)	2,501	31,786
Stora Enso OYJ, Class R	5,168	66,326
Svenska Cellulosa AB SCA, Class A	2,068	28,421
Svenska Cellulosa AB SCA, Class B(a)	6,314	86,805
UPM-Kymmene OYJ	7,548	276,061
West Fraser Timber Co. Ltd.	1,238	99,064

		1,724,831

Passenger Airlines - 0.3%
Air Canada*(a)	5,192	70,804
Air France-KLM*	3,677	47,530
Air New Zealand Ltd.	11,968	4,678
ANA Holdings, Inc.*	2,400	53,689
Cathay Pacific Airways Ltd.*(a)	38,000	38,743
Deutsche Lufthansa AG (Registered)*	11,161	93,934
easyJet plc*	6,806	48,206
Exchange Income Corp.	2,255	79,293
Finnair OYJ*(a)	3,559,104	136,859
Japan Airlines Co. Ltd.	2,800	54,468
JET2 plc	4,018	68,359
Norwegian Air Shuttle ASA*	150,738	186,898
Qantas Airways Ltd.*	22,968	84,418
Singapore Airlines Ltd.	25,999	129,961
Wizz Air Holdings plc*(a)(b)	17,390	440,470

		1,538,310

Personal Care Products - 1.0%
Beiersdorf AG	1,480	218,399
euglena Co. Ltd.*(a)	4,400	20,920
Fancl Corp.	400	6,396
Haleon plc	82,954	339,625
Intercos SpA	2,166	34,116
Interparfums SA	159	8,489
Kao Corp.	7,100	284,777
Kobayashi Pharmaceutical Co. Ltd.	900	41,067
Kose Corp.	700	46,446
L’Occitane International SA	4,500	14,334
L’Oreal SA	3,515	1,697,940
Milbon Co. Ltd.	1,000	24,245
Noevir Holdings Co. Ltd.	1,000	35,916
Pola Orbis Holdings, Inc.(a)	2,000	20,961
PZ Cussons plc	17,220	29,341
Rohto Pharmaceutical Co. Ltd.	3,900	81,055
Shiseido Co. Ltd.	6,000	169,523
Unilever plc	37,111	1,819,715

		4,893,265

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Pharmaceuticals - 4.9%
ALK-Abello A/S, Class B*(a)	7,705	125,314
Almirall SA	4,564	43,627
Astellas Pharma, Inc.	29,600	349,307
AstraZeneca plc	22,940	3,067,359
Bausch Health Cos., Inc.*	106,375	839,185
Bayer AG (Registered)	17,575	551,725
Camurus AB*	1,435	71,873
Chugai Pharmaceutical Co. Ltd.	8,500	310,925
Daiichi Sankyo Co. Ltd.	27,000	816,973
Eisai Co. Ltd.	4,100	196,284
Faes Farma SA	17,897	59,197
Financiere de Tubize SA	510	42,712
GSK plc	60,421	1,206,468
H Lundbeck A/S, Class A	5,650	25,015
Haw Par Corp. Ltd.	8,200	58,293
Hikma Pharmaceuticals plc	2,800	68,871
Hutchmed China Ltd.*(a)	12,540	31,395
Indivior plc*	6,882	121,555
Ipsen SA	732	85,079
JCR Pharmaceuticals Co. Ltd.(a)	2,400	17,978
Kaken Pharmaceutical Co. Ltd.	1,500	35,813
Kissei Pharmaceutical Co. Ltd.	1,400	30,313
Kyorin Pharmaceutical Co. Ltd.	3,800	46,377
Kyowa Kirin Co. Ltd.	4,300	68,644
Laboratorios Farmaceuticos Rovi SA	874	60,808
Merck KGaA	1,887	312,383
Mochida Pharmaceutical Co. Ltd.	900	20,626
Nippon Shinyaku Co. Ltd.	1,400	50,139
Novartis AG (Registered)	30,081	3,134,862
Novo Nordisk A/S, Class B	49,543	5,594,147
Ono Pharmaceutical Co. Ltd.	7,400	135,268
Orion OYJ, Class A	352	16,097
Orion OYJ, Class B	1,855	86,081
Otsuka Holdings Co. Ltd.	7,500	298,820
Recordati Industria Chimica e Farmaceutica SpA	1,628	90,720
Roche Holding AG	518	158,084
Roche Holding AG - BR	10,175	2,930,865
Sandoz Group AG*	8,251	286,623
Sanofi SA	16,761	1,699,772
Santen Pharmaceutical Co. Ltd.	4,500	46,024
Shionogi & Co. Ltd.	4,000	194,561
Sumitomo Pharma Co. Ltd.(a)	70,300	208,724
Taisho Pharmaceutical Holdings Co. Ltd.	600	35,308
Takeda Pharmaceutical Co. Ltd.	22,200	662,469
Teva Pharmaceutical Industries Ltd.*	22,644	273,884
Torii Pharmaceutical Co. Ltd.	800	20,605
Tsumura & Co.	900	16,467
UCB SA	1,554	147,365
Virbac SACA(a)	132	47,891
ZERIA Pharmaceutical Co. Ltd.	1,800	25,256

		24,824,131

Professional Services - 1.6%
Adecco Group AG (Registered)	2,368	103,625
AFRY AB	6,460	90,157
ALS Ltd.	8,712	72,967

Investments	Shares	Value ($)
Applus Services SA	42,291	514,053
Arcadis NV	1,189	65,804
BayCurrent Consulting, Inc.(a)	1,400	33,196
Bell System24 Holdings, Inc.	3,800	46,871
Benefit One, Inc.	3,800	55,112
Benefit Systems SA	76	42,358
Bureau Veritas SA	4,551	122,105
Computershare Ltd.	8,029	134,759
Danel Adir Yeoshua Ltd.	533	46,314
dip Corp.	1,400	24,212
DKSH Holding AG	660	46,585
en Japan, Inc.(a)	2,000	37,558
Experian plc	13,431	563,738
Funai Soken Holdings, Inc.	2,700	47,711
Hays plc	557,220	698,238
Hilan Ltd.	646	36,120
Infomart Corp.	17,600	48,161
Insource Co. Ltd.	3,800	21,863
Intertek Group plc	2,590	148,190
IPH Ltd.(a)	14,227	64,423
JAC Recruitment Co. Ltd.(a)	5,200	24,155
McMillan Shakespeare Ltd.	3,198	36,425
MEITEC Group Holdings, Inc.	2,400	48,197
Nihon M&A Center Holdings, Inc.	4,800	29,294
Open Up Group, Inc.	4,400	69,383
Outsourcing, Inc.*(a)	33,300	396,388
Pagegroup plc	20,276	118,413
Persol Holdings Co. Ltd.(a)	42,000	68,010
Randstad NV	2,183	125,109
Recruit Holdings Co. Ltd.	22,200	900,150
RELX plc	27,380	1,137,364
RWS Holdings plc	90,465	273,721
SGS SA (Registered)	2,627	245,107
SmartGroup Corp. Ltd.(a)	7,766	49,848
SMS Co. Ltd.	2,000	36,771
TechnoPro Holdings, Inc.	1,100	25,819
Teleperformance SE	1,258	199,031
Thomson Reuters Corp.	2,109	315,091
Tinexta Spa	1,056	22,574
TKC Corp.	3,800	99,696
Transcosmos, Inc.	7,400	156,682
UT Group Co. Ltd.*(a)	11,100	181,640
Wolters Kluwer NV	3,515	521,180

		8,144,168

Real Estate Management & Development - 2.6%
Aeon Mall Co. Ltd.	1,990	24,907
AFI Properties Ltd.*(a)	1,710	75,257
Africa Israel Residences Ltd.	2,065	110,011
Airport City Ltd.*	1,928	32,335
Allreal Holding AG (Registered)	366	65,704
Alony Hetz Properties & Investments Ltd.	55,093	420,717
Altus Group Ltd.	1,672	56,716
Amot Investments Ltd.	5,448	28,455
Aroundtown SA*(a)	281,200	637,481
Atrium Ljungberg AB, Class B	792	15,990
Aura Investments Ltd.(a)	20,178	57,797
Azrieli Group Ltd.	532	36,093

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Big Shopping Centers Ltd.*	287	29,349
Blue Square Real Estate Ltd.(a)	1,739	111,908
Bukit Sembawang Estates Ltd.	19,000	46,777
CA Immobilien Anlagen AG	572	18,889
Capitaland India Trust	55,054	43,257
CapitaLand Investment Ltd.	41,031	90,883
Castellum AB*(a)	9,805	128,537
Catena AB	924	39,831
Cibus Nordic Real Estate AB publ(a)	17,316	206,639
City Developments Ltd.	9,400	42,978
CK Asset Holdings Ltd.	37,000	166,843
Colliers International Group, Inc.(a)	748	88,357
Corem Property Group AB, Class B(a)	91,770	93,437
CTP NV(b)	1,444	24,846
Daito Trust Construction Co. Ltd.	1,300	149,632
Daiwa House Industry Co. Ltd.	14,100	442,171
Deutsche EuroShop AG	3,420	74,077
Deutsche Wohnen SE	1,012	24,800
Dios Fastigheter AB	7,480	58,639
Electra Real Estate Ltd.(a)	1,476	15,110
Entra ASA(b)	2,068	22,783
ESR Group Ltd.(a)(b)	32,800	41,875
Fabege AB(a)	5,412	51,311
Fastighets AB Balder, Class B*(a)	12,348	83,584
FastPartner AB, Class A	3,124	19,925
FirstService Corp.	659	110,990
Frasers Property Ltd.	41,800	27,213
G City Ltd.*	28,290	91,298
Grainger plc	27,170	91,066
Grand City Properties SA*	26,011	254,855
Great Eagle Holdings Ltd.(a)	75,451	110,996
GuocoLand Ltd.	118,400	130,241
Hang Lung Group Ltd.	296,000	356,309
Heiwa Real Estate Co. Ltd.	1,300	34,862
Henderson Land Development Co. Ltd.	33,239	86,528
Hiag Immobilien Holding AG	342	30,219
Ho Bee Land Ltd.	49,400	64,322
Hufvudstaden AB, Class A	304	3,981
Hulic Co. Ltd.	11,100	124,384
Hysan Development Co. Ltd.	222,000	382,815
Ichigo, Inc.	17,800	48,222
IMMOFINANZ AG*(a)	2,132	50,949
Intershop Holding AG	76	54,928
Israel Canada T.R Ltd.(a)	53,132	180,378
Isras Holdings Ltd.*	1,295	124,345
Isras Investment Co. Ltd.(a)	519	109,855
IWG plc*	28,576	68,377
Jeudan A/S	3,071	104,279
K Wah International Holdings Ltd.(a)	666,000	161,873
Katitas Co. Ltd.(a)	3,800	47,911
Keihanshin Building Co. Ltd.	4,100	41,989
Kerry Properties Ltd.	38,000	60,277
Kojamo OYJ	1,596	19,174
Kowloon Development Co. Ltd.(a)	114,000	69,707
LEG Immobilien SE*	1,120	94,238
Lendlease Corp. Ltd.(a)	14,582	71,428
Leopalace21 Corp.*	59,200	168,073
Lifestyle Communities Ltd.(a)	6,920	82,478
Mainstreet Equity Corp.	266	30,262

Investments	Shares	Value ($)
Mega Or Holdings Ltd., REIT(a)	1,216	27,948
Melisron Ltd.	460	33,901
Mitsubishi Estate Co. Ltd.	18,500	261,031
Mitsui Fudosan Co. Ltd.	14,800	377,454
Mivne Real Estate KD Ltd.	14,248	38,775
Mobimo Holding AG (Registered)	228	67,907
Morguard Corp.	1,776	149,000
Nomura Real Estate Holdings, Inc.	1,400	38,904
NP3 Fastigheter AB	1,462	29,205
Nyfosa AB	46,435	422,224
Pandox AB, Class B	5,412	75,059
PEXA Group Ltd.*	7,380	56,494
Platzer Fastigheter Holding AB, Class B	3,080	25,487
Prashkovsky Investments and Construction Ltd.(a)	3,040	68,525
PSP Swiss Property AG (Registered)	717	96,369
Relo Group, Inc.	2,270	23,131
Sagax AB, Class B	2,420	59,561
SAMTY Co. Ltd.	14,800	255,146
Savills plc	10,582	136,508
Sino Land Co. Ltd.	77,768	81,178
Sirius Real Estate Ltd.(a)	58,680	67,851
Starts Corp., Inc.	11,100	231,226
StorageVault Canada, Inc.	12,833	51,580
Sumitomo Realty & Development Co. Ltd.	7,400	236,719
Summit Real Estate Holdings Ltd.	13,616	181,120
Sun Frontier Fudousan Co. Ltd.	11,100	134,711
Sun Hung Kai Properties Ltd.	37,000	344,808
Swire Pacific Ltd., Class A	10,500	81,263
Swire Properties Ltd.	38,000	70,874
Swiss Prime Site AG (Registered)	1,137	116,238
TAG Immobilien AG*	56,647	804,849
Tokyo Tatemono Co. Ltd.	5,200	81,411
Tokyu Fudosan Holdings Corp.	11,200	76,115
Tosei Corp.	11,100	162,808
Tricon Residential, Inc.	11,285	125,009
UOL Group Ltd.	6,799	31,849
VGP NV	738	87,540
Villar International Ltd.	1,599	72,658
Vonovia SE	17,057	538,243
Wallenstam AB, Class B	8,888	45,290
Wharf Holdings Ltd. (The)(a)	17,000	49,583
Wharf Real Estate Investment Co. Ltd.	25,000	73,235
Wihlborgs Fastigheter AB	7,304	66,060
Yanlord Land Group Ltd.*	57,000	22,180
YH Dimri Construction & Development Ltd.	452	33,448

		13,277,198

Residential REITs - 0.1%
Advance Residence Investment Corp., REIT(a)	18	40,020
Altarea SCA, REIT	1,850	162,775
Boardwalk REIT, REIT(a)	1,000	52,243
Canadian Apartment Properties REIT, REIT	1,012	35,350

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Comforia Residential REIT, Inc., REIT(a)	19	40,229
Daiwa Securities Living Investments Corp., REIT	26	18,872
Ingenia Communities Group, REIT	8,284	24,533
InterRent REIT, REIT	4,600	46,377
Killam Apartment REIT, REIT	2,624	36,786
Nippon Accommodations Fund, Inc., REIT(a)	8	33,604
UNITE Group plc (The), REIT(a)	8,144	105,473
Xior Student Housing NV, REIT(b)	1,581	47,657

		643,919

Retail REITs - 0.6%
BWP Trust, REIT	14,098	32,059
CapitaLand China Trust, REIT	117,800	73,606
CapitaLand Integrated Commercial Trust, REIT	41,800	62,871
Carmila SA, REIT*(a)	19,684	352,799
Charter Hall Retail REIT, REIT	6,346	15,606
Choice Properties REIT, REIT	3,957	41,583
Crombie REIT, REIT	3,256	33,119
CT REIT, REIT(a)	7,638	82,952
Eurocommercial Properties NV, REIT	14,858	336,024
First Capital REIT, REIT	2,774	32,826
Fortune REIT, REIT	41,000	23,497
Frasers Centrepoint Trust, REIT	12,749	21,942
Hammerson plc, REIT	65,626	22,614
HMC Capital Ltd., REIT(a)	9,954	40,533
HomeCo Daily Needs REIT, REIT(a)(b)	107,008	89,837
Japan Metropolitan Fund Invest, REIT	103	70,604
Kiwi Property Group Ltd., REIT	171,266	91,718
Klepierre SA, REIT	3,663	95,853
Lendlease Global Commercial REIT, REIT	45,600	21,497
Link REIT, REIT	44,423	222,761
Mapletree Pan Asia Commercial Trust, REIT	57,062	62,342
Primaris REIT, REIT	2,706	28,132
Region RE Ltd., REIT	78,810	118,261
Retail Estates NV, REIT	3,774	248,840
RioCan REIT, REIT(a)	6,840	93,637
Scentre Group, REIT	50,542	102,571
Shaftesbury Capital plc, REIT	44,346	75,278
SmartCentres REIT, REIT(a)	6,401	118,146
Starhill Global REIT, REIT	80,696	31,098
Unibail-Rodamco-Westfield, REIT*	2,442	177,673
Unibail-Rodamco-Westfield, REIT, CHDI*	5	18
Vicinity Ltd., REIT	65,692	89,023
Waypoint REIT Ltd., REIT	33,326	54,635

		2,963,955

Semiconductors & Semiconductor Equipment - 2.4%
Advantest Corp.	11,500	458,112
AIXTRON SE	2,276	85,962
ams-OSRAM AG*	316,788	757,027
ASM International NV	666	373,441
ASML Holding NV	5,772	5,004,582

Investments	Shares	Value ($)
ASMPT Ltd.(a)	5,000	48,355
BE Semiconductor Industries NV	1,330	201,971
Camtek Ltd.*	1,025	80,274
Disco Corp.	1,200	331,493
Elmos Semiconductor SE	410	28,949
Ferrotec Holdings Corp.(a)	14,800	289,976
Furuya Metal Co. Ltd.	1,000	63,075
Infineon Technologies AG	18,981	695,758
Japan Material Co. Ltd.	2,500	43,150
Lasertec Corp.	1,300	353,781
Melexis NV	495	43,069
Meyer Burger Technology AG*(a)	97,774	12,788
Nordic Semiconductor ASA*	3,828	39,171
Nova Ltd.*	352	50,732
Renesas Electronics Corp.*	20,900	353,445
Rohm Co. Ltd.	6,200	109,409
Rorze Corp.(a)	400	45,480
Sanken Electric Co. Ltd.	1,600	75,811
SCREEN Holdings Co. Ltd.	2,200	220,790
Shibaura Mechatronics Corp.(a)	3,700	179,716
Shinko Electric Industries Co. Ltd.	1,400	52,964
Siltronic AG	999	94,898
SMA Solar Technology AG*	760	39,412
Socionext, Inc.(a)	3,000	70,436
SOITEC*	369	54,272
STMicroelectronics NV	9,176	407,817
SUMCO Corp.	5,700	87,971
Tokyo Electron Ltd.	6,900	1,315,331
Tower Semiconductor Ltd.*	2,139	61,504
Ulvac, Inc.	1,000	49,940
X-Fab Silicon Foundries SE*(b)	4,480	43,506

		12,224,368

Software - 1.4%
Altium Ltd.(a)	1,716	56,332
Appier Group, Inc.*	4,100	49,281
Atoss Software AG	176	48,751
BlackBerry Ltd.*	27,121	76,529
Bytes Technology Group plc	10,526	87,999
Constellation Software, Inc.	296	823,243
Crayon Group Holding ASA*(b)	4,100	34,897
Darktrace plc*	5,244	22,992
Dassault Systemes SE	10,249	536,999
Descartes Systems Group, Inc. (The)*	1,339	117,980
Docebo, Inc.*	988	43,660
Enghouse Systems Ltd.	1,292	36,167
Fortnox AB	7,995	44,725
Freee KK*	3,800	73,231
Fuji Soft, Inc.(a)	1,400	62,254
GB Group plc	8,897	31,928
Hansen Technologies Ltd.	5,576	18,983
IRESS Ltd.(a)	10,123	54,873
Justsystems Corp.	3,800	80,848
Kinaxis, Inc.*	520	63,721
Lectra	798	28,388
Lightspeed Commerce, Inc.*	5,472	101,613
Nemetschek SE	884	82,600
Nice Ltd.*	889	183,797
Open Text Corp.	5,291	232,185

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Oracle Corp. Japan	800	63,869
QT Group OYJ*(a)	308	21,988
Sage Group plc (The)	15,873	238,115
SAP SE	15,577	2,720,819
Sinch AB*(a)(b)	35,742	111,923
SiteMinder Ltd.*	17,179	59,847
Systena Corp.	11,400	23,397
TeamViewer SE*(b)	3,239	46,865
Technology One Ltd.	5,166	53,923
Temenos AG (Registered)	779	80,256
Text SA	950	23,135
Trend Micro, Inc.*	2,500	145,442
Truecaller AB, Class B*(a)	16,113	48,453
Vitec Software Group AB, Class B	1,025	57,538
WiseTech Global Ltd.(a)	2,923	141,035

		6,830,581

Specialized REITs - 0.1%
Arena REIT, REIT	15,470	35,793
Big Yellow Group plc, REIT(a)	10,064	147,128
Charter Hall Social Infrastructure REIT, REIT(a)	17,065	31,361
Keppel DC REIT, REIT	21,100	26,684
National Storage REIT, REIT(a)	20,921	31,947
Safestore Holdings plc, REIT	12,284	129,524
Shurgard Self Storage Ltd., REIT	532	24,889

		427,326

Specialty Retail - 1.3%
ABC-Mart, Inc.(a)	2,100	36,886
Accent Group Ltd.(a)	42,845	57,212
Alpen Co. Ltd.(a)	7,400	102,970
AOKI Holdings, Inc.	7,600	61,351
ARCLANDS Corp.(a)	18,518	214,349
Aritzia, Inc.*	5,217	127,726
Autobacs Seven Co. Ltd.	2,100	23,058
Avolta AG*(a)	1,330	51,488
Bic Camera, Inc.	4,200	39,507
Bilia AB, Class A(a)	25,086	306,888
CECONOMY AG*	49,691	122,204
DCM Holdings Co. Ltd.(a)	33,300	313,238
Delek Automotive Systems Ltd.(a)	17,871	107,536
Dunelm Group plc	6,498	90,362
Eagers Automotive Ltd.(a)	4,180	39,431
EDION Corp.	7,600	84,488
Fast Retailing Co. Ltd.	2,700	734,038
Fenix Outdoor International AG	369	26,570
Fielmann Group AG	152	7,978
Fox Wizel Ltd.(a)	533	38,007
Frasers Group plc*	4,620	47,655
Geo Holdings Corp.	3,800	62,937
H & M Hennes & Mauritz AB, Class B(a)	8,510	121,468
Hornbach Holding AG & Co. KGaA	2,368	171,697
Hour Glass Ltd. (The)	26,600	30,455
IDOM, Inc.(a)	19,100	115,508
Industria de Diseno Textil SA	15,540	670,318
JB Hi-Fi Ltd.(a)	1,722	65,101
JD Sports Fashion plc	52,515	78,277
JINS Holdings, Inc.	900	25,705

Investments	Shares	Value ($)
Joyful Honda Co. Ltd.	2,000	26,817
Kingfisher plc	37,852	106,239
Kohnan Shoji Co. Ltd.(a)	8,900	238,977
Komeri Co. Ltd.(a)	11,100	250,970
K’s Holdings Corp.	3,800	34,848
Leon’s Furniture Ltd.	6,660	106,077
Lovisa Holdings Ltd.(a)	3,686	56,091
Luk Fook Holdings International Ltd.	111,672	276,564
Musti Group OYJ	1,596	45,248
Nextage Co. Ltd.(a)	3,800	58,050
Nishimatsuya Chain Co. Ltd.	3,800	55,398
Nitori Holdings Co. Ltd.	1,600	210,870
Nojima Corp.	22,200	282,939
Pet Valu Holdings Ltd.	1,716	40,047
Pets at Home Group plc	23,584	84,153
Premier Investments Ltd.(a)	1,517	28,219
Sanrio Co. Ltd.	1,800	76,199
Shimamura Co. Ltd.(a)	500	55,447
Super Retail Group Ltd.(a)	5,324	56,205
USS Co. Ltd.	1,800	34,485
Watches of Switzerland Group plc*(c)	13,282	63,258
WH Smith plc	8,214	126,672
Yamada Holdings Co. Ltd.	7,600	23,423
Yellow Hat Ltd.	11,300	141,854
Zalando SE*(b)	3,444	69,883
ZOZO, Inc.	2,800	62,312

		6,585,653

Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd.	4,000	67,973
Canon, Inc.	14,800	413,094
Eizo Corp.	1,500	52,540
Elecom Co. Ltd.	1,600	18,805
FUJIFILM Holdings Corp.	6,000	386,249
Konica Minolta, Inc.*	14,200	39,586
Logitech International SA (Registered)	2,368	200,018
MCJ Co. Ltd.	22,200	188,322
Ricoh Co. Ltd.	11,800	94,287
Riso Kagaku Corp.	1,700	34,890
Seiko Epson Corp.(a)	7,400	109,677
Toshiba TEC Corp.	1,100	23,178
Wacom Co. Ltd.	7,600	35,615

		1,664,234

Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	2,220	424,709
Asics Corp.	3,400	105,344
Brunello Cucinelli SpA	660	66,172
Burberry Group plc	4,066	67,726
CCC SA*	2,584	37,834
Chow Sang Sang Holdings International Ltd.	111,000	120,695
Cie Financiere Richemont SA (Registered)	7,844	1,179,549
Coats Group plc	93,931	85,645
Crystal International Group Ltd.(b)	209,500	79,595
Delta Galil Ltd.	3,404	157,858
Descente Ltd.	1,200	28,240
Dr. Martens plc	33,087	37,542
Gildan Activewear, Inc.	2,703	89,827

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Goldwin, Inc.(a)	1,000	68,398
Hermes International SCA	481	1,022,924
HUGO BOSS AG	1,232	77,806
Japan Wool Textile Co. Ltd. (The)	7,600	77,469
Kering SA	1,110	462,099
LPP SA	24	93,814
LVMH Moet Hennessy Louis Vuitton SE	3,737	3,140,287
Moncler SpA	2,775	172,722
New Wave Group AB, Class B(a)	29,193	262,056
Pandora A/S	1,110	163,221
Puma SE	1,558	63,633
Salvatore Ferragamo SpA(a)	5,358	68,910
Samsonite International SA*(a)(b)	24,600	68,602
Seiko Group Corp.	7,400	134,154
Stella International Holdings Ltd.	166,500	219,380
Swatch Group AG (The)	407	96,644
Swatch Group AG (The) (Registered)	792	36,468
Tod’s SpA*	778	28,767
Wacoal Holdings Corp.	4,100	96,908
Yue Yuen Industrial Holdings Ltd.	277,500	260,558

		9,095,556

Tobacco - 0.5%
British American Tobacco plc	47,286	1,408,159
Imperial Brands plc	16,354	395,382
Japan Tobacco, Inc.	14,800	394,363
Scandinavian Tobacco Group A/S(b)	16,539	298,154

		2,496,058

Trading Companies & Distributors - 2.4%
AddTech AB, Class B	2,432	50,936
Ashtead Group plc	6,253	414,229
Azelis Group NV	1,148	23,843
BayWa AG	3,441	111,386
Beijer Ref AB, Class B(a)	3,876	53,569
Bossard Holding AG (Registered), Class A	38	9,169
Brenntag SE	2,114	188,896
Bufab AB	968	34,701
Bunzl plc	5,032	206,017
Chori Co. Ltd.	4,100	83,893
Diploma plc	1,979	82,157
Finning International, Inc.	2,562	74,614
Grafton Group plc	11,063	136,923
Hanwa Co. Ltd.	13,900	517,298
Howden Joinery Group plc	10,647	108,847
IMCD NV	888	136,972
Inaba Denki Sangyo Co. Ltd.	4,100	99,292
Inabata & Co. Ltd.	14,800	326,526
ITOCHU Corp.(a)	29,600	1,367,260
Kanamoto Co. Ltd.	11,100	214,900
Kanematsu Corp.	25,900	407,525
Marubeni Corp.	33,300	578,977
Mitani Corp.	14,800	199,662
Mitsubishi Corp.	84,200	1,477,496
Mitsui & Co. Ltd.	31,200	1,287,273
MonotaRO Co. Ltd.	5,600	53,653
Nagase & Co. Ltd.	2,200	36,475
Nishio Holdings Co. Ltd.	7,700	213,604

Investments	Shares	Value ($)
OEM International AB, Class B	9,061	86,380
Reece Ltd.(a)	3,403	51,245
Rexel SA	4,189	112,802
Richelieu Hardware Ltd.(a)	3,332	108,286
RS GROUP plc	7,942	79,453
Russel Metals, Inc.	20,387	672,776
Seven Group Holdings Ltd.	3,036	72,471
Sojitz Corp.	3,899	93,464
Sumitomo Corp.	24,400	570,043
Theme International Holdings Ltd.*(a)	1,480,000	78,570
Toromont Industries Ltd.	1,198	105,592
Toyota Tsusho Corp.	4,600	307,957
Travis Perkins plc	76,072	765,304
Trusco Nakayama Corp.	1,800	31,216
Yamazen Corp.	22,200	192,575
Yellow Cake plc*(b)	7,602	67,330
Yuasa Trading Co. Ltd.	7,400	249,831

		12,141,388

Transportation Infrastructure - 0.4%
Aena SME SA(b)	925	165,035
Aeroports de Paris SA	114	15,405
Atlas Arteria Ltd.	4,712	16,883
Auckland International Airport Ltd.	21,345	110,827
Dalrymple Bay Infrastructure Ltd.(a)	15,200	27,933
Enav SpA(b)	12,657	47,158
Flughafen Zurich AG (Registered)	320	66,660
Fraport AG Frankfurt Airport Services Worldwide*	890	52,959
Getlink SE	6,216	108,034
Hamburger Hafen und Logistik AG*	9,009	161,469
Hutchison Port Holdings Trust	1,709,400	256,410
Japan Airport Terminal Co. Ltd.(a)	1,200	48,246
Kamigumi Co. Ltd.	3,100	72,211
Mitsubishi Logistics Corp.	1,700	53,277
Port of Tauranga Ltd.	5,225	17,143
Qube Holdings Ltd.(a)	36,652	79,470
SATS Ltd.*	8,200	16,874
Sumitomo Warehouse Co. Ltd. (The)	4,100	74,609
Transurban Group	46,250	413,049
Westshore Terminals Investment Corp.(a)	1,647	35,010

		1,838,662

Water Utilities - 0.1%
Pennon Group plc	14,800	133,060
Severn Trent plc	3,478	115,067
United Utilities Group plc	9,435	128,140

		376,267

Wireless Telecommunication Services - 0.7%
1&1 AG	12,654	252,366
Airtel Africa plc(b)	34,804	49,728
Cellcom Israel Ltd.*(a)	38,221	157,599
Freenet AG	2,356	65,567
KDDI Corp.	22,200	743,721
Millicom International Cellular SA, SDR*	1,482	25,675
Orange Belgium SA*	3,496	50,052
Partner Communications Co. Ltd.*	10,619	49,332
Rogers Communications, Inc., Class B	5,513	259,134

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SoftBank Corp.	40,700	546,704
SoftBank Group Corp.	14,800	654,065
StarHub Ltd.	61,500	48,782
Tele2 AB, Class B	8,052	69,249
VEON Ltd., ADR*	7,400	143,930
Vodafone Group plc	449,809	385,615

		3,501,519

TOTAL COMMON STOCKS (COST $409,557,343)		498,353,433

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.0%(d)
Independent Power and Renewable Electricity Producers - 0.0%(d)
Renewables Infrastructure Group Ltd. (The) (Cost $99,574)	68,376	94,736

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Construction & Engineering - 0.0%(d)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2024, price 1.00 EUR*(a) (Cost $2,291)	4,625	2,130

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/2/2030*‡(a)	10,785	—

Software - 0.0%
Constellation Software, Inc., expiring 3/31/2040, price 11.50 CAD*‡	280	—

TOTAL WARRANTS (COST $–)		—

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 1.0%(f)

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Shares 5.32%, 2/1/2024	196,102	196,102

Investments	Principal Amount ($)	Value ($)
Invesco Government & Agency Portfolio, Institutional Shares 5.31%, 2/1/2024	938,530	938,530

TOTAL INVESTMENT COMPANIES (COST $1,134,632)		1,134,632

REPURCHASE AGREEMENTS - 0.8%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $3,583,377, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $28,401,272	3,582,848	3,582,848
TD Prime Services LLC, 5.41%, dated 1/31/2024, due 2/1/2024, repurchase price $112,986, collateralized by various Common Stocks; total market value $122,551	112,969	112,969

TOTAL REPURCHASE AGREEMENTS (COST $3,695,817)		3,695,817

TOTAL SECURITIES LENDING REINVESTMENTS (COST $4,830,449)		4,830,449

Total Investments - 99.7% (Cost $414,489,657)		503,280,748
Other assets less liabilities - 0.3%		1,535,240

Net Assets - 100.0%		504,815,988

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $49,309,223, collateralized in the form of cash with a value of $4,830,450 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $23,120,150 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.51%, and maturity dates ranging from February 6, 2024 – August 15, 2053 and $26,402,460 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from February 21, 2024 – September 20, 2117; a total value of $54,353,060.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents less than 0.05% of net assets.
(e)	Amount less than one dollar.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $4,830,449.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	40	03/15/2024	EUR	$2,026,942	$51,470
FTSE 100 Index	15	03/15/2024	GBP	1,457,273	16,211
Nikkei 225 Index	11	03/07/2024	JPY	1,366,957	123,672
S&P/TSX 60 Index	6	03/14/2024	CAD	1,141,394	29,241
SPI 200 Index	4	03/21/2024	AUD	505,241	16,543

					$237,137

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	723,792	Citibank NA	USD	539,854	03/20/2024	$2,206
GBP	323,203	Citibank NA	USD	411,610	03/20/2024	118
USD	179,909	Citibank NA	CAD	240,000	03/20/2024	169
USD	209,701	Toronto-Dominion Bank (The)	CAD	280,000	03/20/2024	5
USD	27,863	Toronto-Dominion Bank (The)	JPY	3,891,702	03/21/2024	1,037

Total unrealized appreciation						$3,535

JPY	24,000,000	Bank of Montreal	USD	170,657	03/21/2024	$(5,220)
JPY	44,820,000	JPMorgan Chase Bank NA	USD	320,918	03/21/2024	(11,964)

Total unrealized depreciation						$(17,184)

Net unrealized depreciation						$(13,649)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	5.7%
Austria	0.5
Belgium	1.1
Canada	11.1
Denmark	2.6
Finland	0.7
France	7.7
Germany	6.7
Hong Kong	1.9
Ireland	0.2
Israel	1.5
Italy	3.0
Japan	24.3
Netherlands	3.3
New Zealand	0.4
Norway	1.3
Poland	0.4
Portugal	0.2
Singapore	1.2
Spain	2.3
Sweden	3.3
Switzerland	6.0
United Kingdom	13.3
United States	0.0 †
Other[1]	1.3

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.7%
Closed End Funds	0.0	†
Rights	0.0	†
Warrants	—
Securities Lending Reinvestments	1.0
Others(1)	0.3

	100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.1%
Aerospace & Defense - 0.3%
AECC Aviation Power Co. Ltd., Class A	4,700	20,588
Aselsan Elektronik Sanayi ve Ticaret A/S	38,220	63,734
AviChina Industry & Technology Co. Ltd., Class H	81,000	29,945
Bharat Dynamics Ltd.(a)	705	14,492
Bharat Electronics Ltd.	65,721	147,122
Colt CZ Group SE	144	3,657
Data Patterns India Ltd.	588	13,492
EHang Holdings Ltd., ADR*(b)	1,440	14,630
Embraer SA*	9,400	43,337
Hanwha Aerospace Co. Ltd.*	988	102,231
Hanwha Systems Co. Ltd.*	689	7,976
Hindustan Aeronautics Ltd.(a)	3,224	116,445
Korea Aerospace Industries Ltd.*	1,248	47,221
Kuang-Chi Technologies Co. Ltd., Class A*	10,200	16,935
LIG Nex1 Co. Ltd.*	250	19,687
Mazagon Dock Shipbuilders Ltd.	528	14,566
United Aircraft Corp. PAO*‡	25,155,036	—

		676,058

Air Freight & Logistics - 0.4%
Abu Dhabi Aviation Co.	59,644	110,423
Agility Public Warehousing Co. KSC*	29,396	55,428
Allcargo Logistics Ltd.	130,832	127,927
Aramex PJSC	32,940	18,923
Blue Dart Express Ltd.	96	7,525
CJ Logistics Corp.*	245	24,929
Delhivery Ltd.*	7,008	37,929
Hyundai Glovis Co. Ltd.*	520	68,144
J&T Global Express Ltd.*	104,000	205,146
JD Logistics, Inc.*(a)(b)	28,800	25,052
Kerry TJ Logistics Co. Ltd.	8,000	9,534
SCGJWD Logistics PCL, NVDR*	29,300	11,397
SF Holding Co. Ltd., Class A	9,300	45,622
Sinotrans Ltd., Class A	4,700	3,607
Sinotrans Ltd., Class H	47,000	19,600
TVS Supply Chain Solutions Ltd.*	6,816	15,862
YTO Express Group Co. Ltd., Class A	4,700	7,306
Yunda Holding Co. Ltd., Class A	5,800	5,041
ZTO Express Cayman, Inc.	7,800	126,520

		925,915

Automobile Components - 1.6%
Actron Technology Corp.	2,688	14,471
Apollo Tyres Ltd.	4,465	29,061
Asahi India Glass Ltd.	4,900	30,975
Astra Otoparts Tbk. PT	436,800	62,005
Balkrishna Industries Ltd.	1,887	55,768

Investments	Shares	Value ($)
Bharat Forge Ltd.	4,191	62,340
Bosch Ltd.	147	41,719
Ceat Ltd.	799	25,502
Cheng Shin Rubber Industry Co. Ltd.	52,000	75,509
CIE Automotive India Ltd.	1,715	10,025
Cub Elecparts, Inc.	3,269	13,525
Depo Auto Parts Ind Co. Ltd.	58,048	277,262
DN Automotive Corp.	1,612	104,717
Endurance Technologies Ltd.(a)	350	8,873
Exide Industries Ltd.	8,526	34,389
Fuyao Glass Industry Group Co. Ltd., Class A	4,800	25,479
Fuyao Glass Industry Group Co. Ltd., Class H(a)	8,400	37,931
Hankook & Co. Co Ltd.*	907	11,254
Hankook Tire & Technology Co. Ltd.*	2,184	83,946
Hanon Systems	2,756	12,844
HL Mando Co. Ltd.	1,045	27,561
Hota Industrial Manufacturing Co. Ltd.	12,134	20,353
Hu Lane Associate, Inc.	2,544	12,192
Huayu Automotive Systems Co. Ltd., Class A	9,400	21,263
Hyundai Mobis Co. Ltd.	1,872	294,549
Hyundai Wia Corp.*	583	25,466
Iljin Hysolus Co. Ltd.*	383	6,557
JBM Auto Ltd.	784	18,095
JK Tyre & Industries Ltd.	46,696	296,251
Kordsa Teknik Tekstil A/S	5,328	14,609
Kumho Tire Co., Inc.*	5,635	24,868
Mahle Metal Leve SA	20,800	143,294
Minda Corp. Ltd.	3,724	18,498
Minth Group Ltd.	22,000	35,629
Motherson Sumi Wiring India Ltd.	30,126	23,598
MRF Ltd.	52	89,279
Myoung Shin Industrial Co. Ltd.*	12,844	159,269
Nan Kang Rubber Tire Co. Ltd.*	14,000	18,652
Nexen Tire Corp.*	13,847	83,934
Nexteer Automotive Group Ltd.(b)	416,000	187,851
Ningbo Tuopu Group Co. Ltd., Class A	3,100	21,045
Samvardhana Motherson International Ltd.	41,560	56,677
Sebang Global Battery Co. Ltd.*	2,340	101,339
SL Corp.*	550	13,228
SNT Motiv Co. Ltd.	3,640	121,092
Sona Blw Precision Forgings Ltd.(a)	5,145	38,301
Sri Trang Agro-Industry PCL, NVDR	338,000	164,820
Sundram Fasteners Ltd.	1,504	22,080
Sungwoo Hitech Co. Ltd.*	19,708	122,561
Tianneng Power International Ltd.(b)	312,000	241,865

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tong Yang Industry Co. Ltd.	9,072	24,724
Tube Investments of India Ltd.	1,820	85,430
Tung Thih Electronic Co. Ltd.	2,872	11,929
TVS Holdings Ltd.	2,912	280,592
TYC Brother Industrial Co. Ltd.	91,577	115,278
UNO Minda Ltd.	4,931	40,977
Weifu High-Technology Group Co. Ltd., Class A	4,700	10,540
ZF Commercial Vehicle Control Systems India Ltd.	96	18,885

		4,030,726

Automobiles - 1.9%
Bajaj Auto Ltd.	1,352	124,832
Brilliance China Automotive Holdings Ltd.(b)	106,000	56,680
BYD Co. Ltd., Class A	700	16,646
BYD Co. Ltd., Class H(b)	16,500	367,898
China Motor Corp.	7,000	25,607
Chongqing Changan Automobile Co. Ltd., Class A	17,108	30,501
Chongqing Changan Automobile Co. Ltd., Class B	4,890	2,502
Dongfeng Motor Group Co. Ltd., Class H	1,040,000	401,778
DRB-Hicom Bhd.	384,800	109,827
Eicher Motors Ltd.	2,620	121,138
Ford Otomotiv Sanayi A/S	1,916	55,692
Geely Automobile Holdings Ltd.	156,000	147,274
Great Wall Motor Co. Ltd., Class A	4,700	13,374
Great Wall Motor Co. Ltd., Class H(b)	32,500	31,971
Guangzhou Automobile Group Co. Ltd., Class A	13,500	15,419
Guangzhou Automobile Group Co. Ltd., Class H	104,000	41,109
Hero MotoCorp Ltd.	2,236	124,438
Hyundai Motor Co.	4,264	621,717
Hyundai Motor Co. (2nd Preference)	988	87,574
Hyundai Motor Co. (3rd Preference)	104	9,210
Hyundai Motor Co. (Preference)	689	61,020
Kia Corp.*	7,280	561,280
Li Auto, Inc., Class A*	16,400	222,380
Mahindra & Mahindra Ltd.	16,744	333,000
Maruti Suzuki India Ltd.	2,340	287,046
NIO, Inc., Class A*(b)	24,440	137,875
Oriental Holdings Bhd.	8,500	11,501
SAIC Motor Corp. Ltd., Class A	26,000	49,505
Sanyang Motor Co. Ltd.	10,824	24,415
Seres Group Co. Ltd., Class A*	100	791
Tata Motors Ltd.	29,276	311,713
Tata Motors Ltd., Class A	8,914	62,687
Tofas Turk Otomobil Fabrikasi A/S	3,233	26,253
TVS Motor Co. Ltd.	3,706	89,314
XPeng, Inc., Class A*(b)	20,800	86,076
Yadea Group Holdings Ltd.(a)	16,000	21,859
Yulon Motor Co. Ltd.	18,120	40,235

Investments	Shares	Value ($)
Zhejiang Leapmotor Technology Co. Ltd.*(a)(b)	15,800	42,748

		4,774,885

Banks - 14.5%
Absa Group Ltd.	25,324	223,030
Abu Dhabi Commercial Bank PJSC	84,396	206,799
Abu Dhabi Islamic Bank PJSC	44,200	134,780
AFFIN Bank Bhd.	6,973	3,877
Agricultural Bank of China Ltd., Class A	395,200	214,126
Agricultural Bank of China Ltd., Class H	807,000	311,764
Ajman Bank PJSC*	39,120	21,834
Akbank TAS, ADR(b)	41,353	111,240
Al Ahli Bank of Kuwait KSCP	12,693	10,399
Al Rajhi Bank	33,228	744,287
Alinma Bank	16,779	185,459
Alliance Bank Malaysia Bhd.	27,600	20,014
Alpha Services and Holdings SA*	66,872	119,856
AMMB Holdings Bhd.	57,200	51,274
AU Small Finance Bank Ltd.(a)	5,304	40,660
Axis Bank Ltd.	38,168	490,752
BAC Holding International Corp.	98,352	6,412
Banco BBVA Peru SA	120,120	50,847
Banco Bradesco SA	48,300	133,724
Banco Bradesco SA (Preference)	150,800	468,475
Banco de Bogota SA	3,242	26,360
Banco de Chile	1,267,032	141,722
Banco de Credito e Inversiones SA	2,301	60,782
Banco del Bajio SA(a)	20,800	79,298
Banco do Brasil SA	26,000	297,039
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	88,400	263,889
Banco Itau Chile SA	768	7,185
Banco Santander Chile	2,007,356	92,612
Bancolombia SA	9,360	78,400
Bancolombia SA (Preference)	14,587	114,425
Bandhan Bank Ltd.(a)	11,877	32,752
Bangkok Bank PCL, NVDR	20,800	82,666
Bank Aladin Syariah Tbk. PT*	279,300	18,585
Bank AlBilad	8,874	105,539
Bank Al-Jazira*	6,066	32,642
Bank BTPN Syariah Tbk. PT	1,050,400	105,839
Bank Central Asia Tbk. PT	925,600	560,170
Bank Ina Perdana PT*	86,400	23,106
Bank Islam Malaysia Bhd.	44,100	20,885
Bank Jago Tbk. PT*	144,000	29,293
Bank Mandiri Persero Tbk. PT	1,068,880	450,447
Bank Negara Indonesia Persero Tbk. PT	457,600	166,743
Bank OCBC Nisp Tbk. PT	1,518,400	119,798
Bank of Baroda	33,636	100,288
Bank of Beijing Co. Ltd., Class A	74,200	52,708
Bank of Changsha Co. Ltd., Class A	9,400	9,374
Bank of Chengdu Co. Ltd., Class A	10,600	18,499
Bank of China Ltd., Class H	2,288,000	860,497

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bank of Chongqing Co. Ltd., Class A	14,700	14,128
Bank of Communications Co. Ltd., Class A	108,100	90,340
Bank of Communications Co. Ltd., Class H	195,000	115,245
Bank of Hangzhou Co. Ltd., Class A	18,800	28,568
Bank of India	21,338	35,703
Bank of Jiangsu Co. Ltd., Class A	41,780	42,597
Bank of Nanjing Co. Ltd., Class A	31,200	36,069
Bank of Ningbo Co. Ltd., Class A	17,250	51,681
Bank of Qingdao Co. Ltd., Class H(a)	23,500	5,892
Bank of Shanghai Co. Ltd., Class A	45,000	40,114
Bank of the Philippine Islands	33,734	66,276
Bank of Xi’an Co. Ltd., Class A	4,900	2,320
Bank of Zhengzhou Co. Ltd., Class A*	19,239	5,359
Bank Pan Indonesia Tbk. PT*	71,500	4,984
Bank Rakyat Indonesia Persero Tbk. PT	1,076,400	388,814
Bank Tabungan Negara Persero Tbk. PT	2,537,624	209,861
Banque Saudi Fransi	17,836	190,246
BDO Unibank, Inc.	36,400	93,756
BNK Financial Group, Inc.	8,892	50,168
BOC Hong Kong Holdings Ltd.(b)	104,000	249,049
Boubyan Bank KSCP	22,412	44,737
Burgan Bank SAK	31,504	19,664
Canara Bank	10,333	59,974
Capitec Bank Holdings Ltd.	1,716	184,344
Chang Hwa Commercial Bank Ltd.	123,791	69,213
China Banking Corp.	44,100	24,755
China Bohai Bank Co. Ltd., Class H*(a)	1,170,000	158,649
China CITIC Bank Corp. Ltd., Class H	260,000	128,715
China Construction Bank Corp., Class A	28,200	26,945
China Construction Bank Corp., Class H	2,860,000	1,697,579
China Everbright Bank Co. Ltd., Class A	124,800	54,756
China Everbright Bank Co. Ltd., Class H	53,000	15,729
China Merchants Bank Co. Ltd., Class A	46,800	200,184
China Merchants Bank Co. Ltd., Class H	104,000	379,827
China Minsheng Banking Corp. Ltd., Class A	88,400	48,635
China Minsheng Banking Corp. Ltd., Class H(b)	156,000	51,885
China Zheshang Bank Co. Ltd., Class A	61,100	22,893
China Zheshang Bank Co. Ltd., Class H	107,900	28,572

Investments	Shares	Value ($)
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	11,338
Chongqing Rural Commercial Bank Co. Ltd., Class H	47,000	18,278
CIMB Group Holdings Bhd.	244,340	321,826
City Union Bank Ltd.	19,584	34,171
CNPC Capital Co. Ltd., Class A	28,800	24,670
Commercial Bank of Dubai PSC	31,564	42,968
Commercial Bank PSQC (The)	96,876	139,687
Commercial International Bank - Egypt (CIB)	66,315	189,073
Commercial International Bank - Egypt (CIB) (Registered), GDR(a)	400	472
Credicorp Ltd.	1,976	293,298
Credit Agricole Egypt SAE*	204,432	158,782
Credit Bank of Moscow PJSC*‡	229,590	—
CTBC Financial Holding Co. Ltd.	572,000	519,925
DGB Financial Group, Inc.*	5,243	35,395
Doha Bank QPSC	1,058,564	495,411
Dubai Islamic Bank PJSC	89,596	154,167
Dukhan Bank	44,408	47,799
E.Sun Financial Holding Co. Ltd.	260,000	205,594
Emirates NBD Bank PJSC	71,604	345,061
Equitas Small Finance Bank Ltd.(a)	23,177	28,956
Eurobank Ergasias Services and Holdings SA*	70,876	137,579
Faisal Islamic Bank of Egypt	67,392	66,449
Far Eastern International Bank	111,625	43,509
Federal Bank Ltd.	32,286	57,268
First Abu Dhabi Bank PJSC	73,684	293,697
First Financial Holding Co. Ltd.	170,208	144,652
Grupo Aval Acciones y Valores SA (Preference)	116,179	15,298
Grupo Bolivar SA	19,656	311,591
Grupo Elektra SAB de CV(b)	1,040	69,839
Grupo Financiero Banorte SAB de CV, Class O	84,112	857,305
Grupo Financiero Inbursa SAB de CV, Class O*(b)	30,446	90,139
Grupo Security SA	771,732	230,553
Gulf Bank KSCP	53,836	50,756
Haci Omer Sabanci Holding A/S	33,378	79,859
Hana Financial Group, Inc.	8,840	316,601
HDFC Bank Ltd.	94,900	1,671,360
Hong Leong Bank Bhd.	20,800	84,431
Hong Leong Financial Group Bhd.	4,900	17,010
Hua Nan Financial Holdings Co. Ltd.	170,065	117,363
Huaxia Bank Co. Ltd., Class A	47,000	39,671
ICICI Bank Ltd.	88,816	1,099,615
IDFC First Bank Ltd.*	49,660	50,441
Indian Bank	8,041	48,303
IndusInd Bank Ltd.	10,105	186,668
Industrial & Commercial Bank of China Ltd., Class A	270,400	194,715
Industrial & Commercial Bank of China Ltd., Class H(b)	2,132,000	1,041,829
Industrial Bank Co. Ltd., Class A	57,200	125,322
Industrial Bank of Korea*	7,904	74,145

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Intercorp Financial Services, Inc.(a)	1,040	24,440
Itau Unibanco Holding SA (Preference)	140,400	931,435
Itausa SA	32,893	66,437
Itausa SA (Preference)	160,365	324,553
Jammu & Kashmir Bank Ltd. (The)	169,312	274,121
JB Financial Group Co. Ltd.	3,370	28,886
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	6,411
KakaoBank Corp.*	5,564	113,811
Karnataka Bank Ltd. (The)	76,128	233,260
Karur Vysya Bank Ltd. (The)	265,928	635,169
Kasikornbank PCL, NVDR	35,800	121,091
KB Financial Group, Inc.	11,232	476,328
Kiatnakin Phatra Bank PCL, NVDR	9,800	13,466
King’s Town Bank Co. Ltd.	24,000	31,247
Komercni Banka A/S	2,288	75,371
Kotak Mahindra Bank Ltd.	18,408	404,596
Krung Thai Bank PCL, NVDR	119,000	53,332
Kuwait Finance House KSCP	169,156	424,540
Kuwait International Bank KSCP	38,492	20,272
Kuwait Projects Co. Holding KSCP*	56,513	20,026
Malayan Banking Bhd.	213,200	417,385
Malaysia Building Society Bhd.	14,100	2,191
Masraf Al Rayan QSC	92,768	59,875
Mega Financial Holding Co. Ltd.	211,796	254,768
Metropolitan Bank & Trust Co.	46,800	47,469
Moneta Money Bank A/S(a)	10,400	44,923
National Bank of Greece SA*	16,432	125,480
National Bank of Kuwait SAKP	134,004	426,931
Nedbank Group Ltd.	13,572	158,716
O-Bank Co. Ltd.	47,000	14,145
Optima bank SA*(b)	26,676	212,690
OTP Bank Nyrt.	6,500	302,672
Ping An Bank Co. Ltd., Class A	49,800	65,618
Piraeus Financial Holdings SA*	16,958	69,077
Postal Savings Bank of China Co. Ltd., Class A	72,800	47,962
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	245,000	117,529
Public Bank Bhd.	436,800	405,402
Punjab National Bank	65,483	90,209
Qatar International Islamic Bank QSC	15,808	45,327
Qatar Islamic Bank SAQ	52,104	279,052
Qatar National Bank QPSC	128,128	545,802
Qingdao Rural Commercial Bank Corp., Class A*	18,800	6,834
RBL Bank Ltd.(a)	199,992	627,475
Regional SAB de CV	5,300	49,296
RHB Bank Bhd.	109,200	129,285
Riyad Bank	42,692	323,312
Saudi Awwal Bank	16,484	158,022
Saudi Investment Bank (The)	14,924	62,082
Saudi National Bank (The)	84,864	918,770
Sberbank of Russia PJSC‡	369,050	—

Investments	Shares	Value ($)
Sberbank of Russia PJSC (Preference)‡	39,708	—
SCB X PCL, NVDR	25,400	74,458
Security Bank Corp.	135,200	170,516
Shanghai Commercial & Savings Bank Ltd. (The)	79,888	113,070
Shanghai Pudong Development Bank Co. Ltd., Class A	78,000	74,202
Shanghai Rural Commercial Bank Co. Ltd., Class A	38,400	33,803
Sharjah Islamic Bank	571,740	365,807
Shinhan Financial Group Co. Ltd.	14,144	432,909
SinoPac Financial Holdings Co. Ltd.	364,000	223,288
Standard Bank Group Ltd.	39,504	424,251
State Bank of India	51,896	400,264
Taichung Commercial Bank Co. Ltd.	54,149	27,161
Taishin Financial Holding Co. Ltd.	347,568	190,444
Taiwan Business Bank	163,728	69,834
Taiwan Cooperative Financial Holding Co. Ltd.	163,350	132,822
Tamilnad Mercantile Bank Ltd.	55,900	339,868
Thanachart Capital PCL, NVDR	19,300	27,608
Tisco Financial Group PCL, NVDR	9,300	25,952
TMBThanachart Bank PCL, NVDR	1,367,700	69,007
Turkiye Garanti Bankasi A/S	13,849	28,981
Turkiye Is Bankasi A/S, Class C	104,468	88,273
Ujjivan Small Finance Bank Ltd.(a)	17,904	11,933
Union Bank of India Ltd.	47,320	79,689
Union Bank of Taiwan	52,500	23,734
Union Bank of the Philippines	27,432	21,782
VTB Bank PJSC*‡	136,511,531	—
Warba Bank KSCP	13,740	8,442
Woori Financial Group, Inc.	18,512	192,520
Yapi ve Kredi Bankasi A/S	84,305	60,678
Yes Bank Ltd.*	338,572	98,256

		37,118,860

Beverages - 1.1%
Ambev SA	72,800	192,715
Anadolu Efes Biracilik ve Malt Sanayii A/S, Class B	5,350	24,825
Anhui Gujing Distillery Co. Ltd., Class A	700	19,414
Anhui Gujing Distillery Co. Ltd., Class B	2,200	28,430
Anhui Kouzi Distillery Co. Ltd., Class A	5,000	27,112
Arca Continental SAB de CV	10,400	118,414
Becle SAB de CV(b)	4,700	8,773
Beijing Shunxin Agriculture Co. Ltd., Class A*	6,800	15,836
Carabao Group PCL, NVDR	4,600	9,757
Carlsberg Brewery Malaysia Bhd.	4,900	19,931
China Foods Ltd.	312,000	115,345
China Resources Beer Holdings Co. Ltd.	23,107	83,209

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Chongqing Brewery Co. Ltd., Class A	600	4,645
Cia Cervecerias Unidas SA	2,156	13,046
Coca-Cola Femsa SAB de CV	10,400	99,219
Coca-Cola Icecek A/S	1,836	32,371
Embotelladora Andina SA (Preference), Class B	12,864	32,697
Emperador, Inc.	28,200	10,294
Fomento Economico Mexicano SAB de CV	26,912	365,757
Fraser & Neave Holdings Bhd.	4,700	27,524
Ginebra San Miguel, Inc.	30,680	89,596
Guangzhou Zhujiang Brewery Co. Ltd., Class A	17,800	18,223
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	2,300	5,606
Heineken Malaysia Bhd.	5,100	25,985
Hite Jinro Co. Ltd.*	432	6,797
Jiangsu King’s Luck Brewery JSC Ltd., Class A	4,100	25,247
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,900	36,882
JiuGui Liquor Co. Ltd., Class A	500	4,323
Kweichow Moutai Co. Ltd., Class A	1,500	335,309
Lotte Chilsung Beverage Co. Ltd.	47	4,832
Luzhou Laojiao Co. Ltd., Class A	1,200	24,536
Nongfu Spring Co. Ltd., Class H(a)	31,800	172,277
Osotspa PCL, NVDR	31,700	18,585
Radico Khaitan Ltd.	1,344	26,929
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,060	29,545
Sichuan Swellfun Co. Ltd., Class A	2,900	19,279
Tsingtao Brewery Co. Ltd., Class A	1,100	10,673
Tsingtao Brewery Co. Ltd., Class H	10,000	56,989
United Breweries Ltd.	1,379	30,025
United Spirits Ltd.	5,928	77,791
Varun Beverages Ltd.	7,904	121,867
Vina Concha y Toro SA	210,652	225,263
Wuliangye Yibin Co. Ltd., Class A	5,200	91,476
Yantai Changyu Pioneer Wine Co. Ltd., Class A	5,800	17,304
ZJLD Group, Inc.*(a)	9,800	9,879

		2,734,532

Biotechnology - 0.5%
3SBio, Inc.(a)	52,000	39,047
ABLBio, Inc.*	1,585	26,127
Adimmune Corp.*	11,376	11,104
Akeso, Inc.*(a)(b)	7,000	35,505
Alteogen, Inc.*	384	22,240
Ascentage Pharma Group International*(a)	9,600	28,245
BeiGene Ltd.*	14,500	167,959
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,421	10,686
Biocon Ltd.	6,644	21,474
Bioneer Corp.*	392	7,401

Investments	Shares	Value ($)
Bloomage Biotechnology Corp. Ltd., Class A	611	4,753
CanSino Biologics, Inc., Class A*	318	2,298
CanSino Biologics, Inc., Class H*(a)	800	1,662
Celltrion, Inc.	2,467	332,162
Daan Gene Co. Ltd., Class A	4,700	4,877
Ever Supreme Bio Technology Co. Ltd.	2,480	15,411
Green Cross Corp.*	163	13,202
Green Cross Holdings Corp.*	13,104	145,115
Hugel, Inc.*	204	23,233
Innovent Biologics, Inc.*(a)	26,000	104,768
Keymed Biosciences, Inc.*(a)(b)	3,000	11,858
L&C Bio Co. Ltd.	605	10,721
Medigen Vaccine Biologics Corp.*	11,148	21,442
Medytox, Inc.	48	6,934
Naturecell Co. Ltd.*	1,833	10,520
PharmaEngine, Inc.	6,816	23,083
PharmaEssentia Corp.*	4,000	40,256
PharmaResearch Co. Ltd.*	96	7,574
Remegen Co. Ltd., Class A*	245	1,307
Seegene, Inc.	637	12,075
Shanghai Junshi Biosciences Co. Ltd., Class A*	1,113	4,342
Shanghai Junshi Biosciences Co. Ltd., Class H*(a)	10,000	15,581
Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	8,419
SillaJen, Inc.*	4,263	16,002
SK Bioscience Co. Ltd.*	468	22,267
TaiMed Biologics, Inc.*	6,192	17,013
Voronoi, Inc.*	384	9,883
Zai Lab Ltd.*	9,800	21,111

		1,277,657

Broadline Retail - 3.1%
Alibaba Group Holding Ltd.	520,000	4,626,435
Bukalapak.com PT Tbk.*	1,494,300	18,182
Central Retail Corp. PCL, NVDR	56,475	52,929
Easyhome New Retail Group Co. Ltd., Class A	14,400	5,676
El Puerto de Liverpool SAB de CV, Class C1	8,973	63,162
Falabella SA*	22,840	54,155
Far Eastern Department Stores Ltd.	21,120	16,768
Global Digital Niaga Tbk. PT*	387,100	11,775
GoTo Gojek Tokopedia Tbk. PT, Class A*	15,256,800	85,082
Hyundai Department Store Co. Ltd.*	224	9,029
Hyundai Home Shopping Network Corp.*	2,161	72,214
JD.com, Inc., Class A	72,800	808,346
Lotte Shopping Co. Ltd.*	245	15,089
Magazine Luiza SA*	52,300	22,228
MINISO Group Holding Ltd., ADR(b)	1,632	27,679
Mitra Adiperkasa Tbk. PT	171,500	21,247

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
momo.com, Inc.	1,716	23,904
Naspers Ltd., Class N	3,120	526,282
PDD Holdings, Inc., ADR*	10,712	1,359,031
Poya International Co. Ltd.	1,008	16,650
Shinsegae, Inc.*	306	39,527
Shoppers Stop Ltd.*	1,421	12,904
Vipshop Holdings Ltd., ADR*(b)	7,748	123,116
Woolworths Holdings Ltd.	13,832	51,591
Zhejiang China Commodities City Group Co. Ltd., Class A	5,500	5,700

		8,068,701

Building Products - 0.2%
Astral Ltd.	2,449	53,979
Beijing New Building Materials plc, Class A	10,000	37,203
Blue Star Ltd.	2,592	35,566
Cera Sanitaryware Ltd.	312	31,010
China Lesso Group Holdings Ltd.	33,000	14,564
Kajaria Ceramics Ltd.	1,150	19,166
KCC Glass Corp.	4,732	141,465
Kyung Dong Navien Co. Ltd.*	240	8,452
Prince Pipes & Fittings Ltd.*	1,960	16,771
Qua Granite Hayal*	399,568	53,067
Taiwan Glass Industry Corp.*	37,152	21,366
Xinyi Glass Holdings Ltd.(b)	47,975	39,584
Xxentria Technology Materials Corp.	65,488	150,855
Zhuzhou Kibing Group Co. Ltd., Class A	5,300	4,326

		627,374

Capital Markets - 2.1%
360 ONE WAM Ltd.	4,560	34,047
Anand Rathi Wealth Ltd.	768	28,283
Angel One Ltd.	867	34,300
B3 SA - Brasil Bolsa Balcao	98,800	261,742
Banco BTG Pactual SA	20,800	151,629
Bangkok Commercial Asset Management PCL, NVDR	732,500	163,110
Bengal & Assam Co. Ltd.	1,976	222,601
Beyond Securities PCL, NVDR*	37,500	4,461
Bolsa Mexicana de Valores SAB de CV	19,200	38,980
Boursa Kuwait Securities Co. KPSC	1,296	8,553
Bursa Malaysia Bhd.	8,000	12,685
Caitong Securities Co. Ltd., Class A	12,220	12,646
Capital Securities Corp.	49,000	25,205
Changjiang Securities Co. Ltd., Class A	14,100	9,682
China Bills Finance Corp.	21,312	10,009
China Cinda Asset Management Co. Ltd., Class H	4,108,000	394,128
China CITIC Financial Asset Management Co. Ltd., Class H*(a)(b)	423,000	18,127
China Everbright Ltd.	312,000	160,046

Investments	Shares	Value ($)
China Galaxy Securities Co. Ltd., Class A	5,200	8,423
China Galaxy Securities Co. Ltd., Class H	38,000	18,618
China International Capital Corp. Ltd., Class A	5,000	22,508
China International Capital Corp. Ltd., Class H(a)	19,600	23,242
China Merchants Securities Co. Ltd., Class A	21,220	39,517
China Merchants Securities Co. Ltd., Class H(a)	16,600	12,401
CITIC Securities Co. Ltd., Class A	31,200	89,086
CITIC Securities Co. Ltd., Class H(b)	52,000	101,376
Coronation Fund Managers Ltd.	105,196	176,243
CRISIL Ltd.	624	30,773
CSC Financial Co. Ltd., Class A	10,900	33,947
CSC Financial Co. Ltd., Class H(a)(b)	358,000	272,487
Daishin Securities Co. Ltd.*	11,960	138,360
Daishin Securities Co. Ltd. (Preference)*	8,684	91,613
Daou Technology, Inc.*	9,984	149,163
Dubai Financial Market PJSC	33,628	12,452
EFG Holding S.A.E.*	453,780	265,806
Egypt Kuwait Holding Co. SAE	27,716	21,896
Everbright Securities Co. Ltd., Class A	4,700	10,239
GF Securities Co. Ltd., Class A	14,100	26,906
GF Securities Co. Ltd., Class H	28,800	28,884
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	11,664	9,293
Guosen Securities Co. Ltd., Class A	24,000	26,843
Guotai Junan Securities Co. Ltd., Class A	20,800	42,327
Guotai Junan Securities Co. Ltd., Class H(a)	21,200	23,540
Haitong Securities Co. Ltd., Class A	18,800	23,017
Haitong Securities Co. Ltd., Class H(b)	83,200	38,315
Hanwha Investment & Securities Co. Ltd.*	53,352	149,105
HDFC Asset Management Co. Ltd.(a)	1,664	71,765
Huatai Securities Co. Ltd., Class A	14,400	27,558
Huatai Securities Co. Ltd., Class H(a)	52,000	61,265
IBF Financial Holdings Co. Ltd.*	56,381	21,526
ICICI Securities Ltd.(a)	1,880	18,575
IDFC Ltd.	39,000	56,098
Indian Energy Exchange Ltd.(a)	16,732	29,739
Industrial Securities Co. Ltd., Class A	34,450	26,151
Investec Ltd.	4,353	28,999
Is Yatirim Menkul Degerler A/S	14,639	16,692
JM Financial Ltd.	208,000	280,527
KIWOOM Securities Co. Ltd.*	392	28,402

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Korea Investment Holdings Co. Ltd.*	1,144	52,629
Minmetals Capital Co. Ltd., Class A	14,400	10,169
Mirae Asset Securities Co. Ltd.*	7,772	45,829
Mirae Asset Securities Co. Ltd. (Preference)*	5,733	16,022
Moscow Exchange MICEX-RTS PJSC‡	29,911	—
Motilal Oswal Financial Services Ltd.	768	16,539
Multi Commodity Exchange of India Ltd.	912	37,494
NH Investment & Securities Co. Ltd.*	5,921	46,937
Ninety One Ltd.	104,208	232,523
Nippon Life India Asset Management Ltd.(a)	2,736	17,289
Norte Grande SA	1,265,334	11,540
Orient Securities Co. Ltd., Class A	12,032	13,860
Orient Securities Co. Ltd., Class H(a)	20,400	7,933
Oyak Yatirim Menkul Degerler A/S*	40,092	58,029
Pacific Strategic Financial Tbk. PT*	448,500	35,101
Pihsiang Machinery Manufacturing Co. Ltd.*‡	5,000	—
President Securities Corp.	15,000	9,034
PSG Financial Services Ltd.	36,144	30,627
Reinet Investments SCA	3,848	97,084
Samsung Securities Co. Ltd.	2,132	60,143
Saratoga Investama Sedaya Tbk. PT	27,500	2,632
Saudi Tadawul Group Holding Co.	843	46,577
SDIC Capital Co. Ltd., Class A	19,200	17,864
Shenwan Hongyuan Group Co. Ltd., Class A	47,900	29,155
Shenwan Hongyuan Group Co. Ltd., Class H(a)	78,400	13,539
Shinyoung Securities Co. Ltd.	1,716	79,587
Sociedad de Inversiones Oro Blanco SA	15,274,605	106,526
SPIC Industry-Finance Holdings Co. Ltd., Class A	10,000	5,279
Tata Investment Corp. Ltd.	240	16,287
UTI Asset Management Co. Ltd.	3,250	36,373
Western Securities Co. Ltd., Class A	10,000	8,301
Yuanta Securities Korea Co. Ltd.*	1,392	2,597
Zheshang Securities Co. Ltd., Class A	4,700	6,317

		5,313,727

Chemicals - 4.1%
Aarti Industries Ltd.	2,880	22,858
Abou Kir Fertilizers & Chemical Industries	9,849	30,883
Advanced Nano Products Co. Ltd.*	147	10,529

Investments	Shares	Value ($)
Advanced Petrochemical Co.	2,025	20,546
AECI Ltd.	47,736	259,948
Akzo Nobel India Ltd.	539	16,955
Alkyl Amines Chemicals	220	6,307
Allied Supreme Corp.	2,352	24,572
Alpek SAB de CV, Class A(b)	167,264	113,356
Anupam Rasayan India Ltd.	980	11,203
Archean Chemical Industries Ltd.	2,352	17,942
Asia Polymer Corp.	156,000	110,896
Asian Paints Ltd.	12,428	442,660
Atul Ltd.	408	31,597
Avia Avian Tbk. PT	277,300	10,192
Balaji Amines Ltd.	1,150	33,771
Barito Pacific Tbk. PT	515,998	34,661
Batu Kawan Bhd.	10,000	42,875
Bayer CropScience Ltd.	141	10,191
Berger Paints India Ltd.	6,526	44,412
Boubyan Petrochemicals Co. KSCP	7,344	14,206
Braskem SA (Preference), Class A*	4,900	17,662
Carborundum Universal Ltd.	2,499	33,844
Castrol India Ltd.	18,650	44,175
Chambal Fertilisers and Chemicals Ltd.	103,792	458,506
Chemplast Sanmar Ltd.*	2,585	15,356
Chengxin Lithium Group Co. Ltd., Class A	4,900	13,841
China General Plastics Corp.	172,176	113,044
China Hainan Rubber Industry Group Co. Ltd., Class A*	9,600	5,496
China Lumena New Materials Corp.*‡	22,200	—
China Petrochemical Development Corp.*	51,168	15,416
China Risun Group Ltd.(a)(b)	49,000	19,243
Chunbo Co. Ltd.*	47	2,930
Clean Science & Technology Ltd.	1,708	30,719
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	7,975	4,221
Coromandel International Ltd.	1,898	23,996
Cosmochemical Co. Ltd.*	583	12,537
D&L Industries, Inc.	4,900	554
Deepak Fertilisers & Petrochemicals Corp. Ltd.	29,172	217,147
Deepak Nitrite Ltd.	1,105	30,683
DL Holdings Co. Ltd.*	397	16,687
Dongjin Semichem Co. Ltd.*	725	20,995
Dongyue Group Ltd.	48,000	32,175
Eastern Polymer Group PCL, NVDR	63,600	13,624
EID Parry India Ltd.	3,871	29,122
Enchem Co. Ltd.*	235	28,788
Eternal Materials Co. Ltd.	27,550	25,262
Fertiglobe plc	27,552	20,929
Fine Organic Industries Ltd.	343	19,511
Finolex Industries Ltd.	9,600	25,704
Foosung Co. Ltd.*	1,768	11,008
Formosa Chemicals & Fibre Corp.	71,000	128,392
Formosa Plastics Corp.	85,861	197,785
Fufeng Group Ltd.(b)	624,000	338,451

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ganfeng Lithium Group Co. Ltd., Class A	5,180	24,552
Ganfeng Lithium Group Co. Ltd., Class H(a)(b)	9,680	25,880
Grand Pacific Petrochemical	55,115	25,357
Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,000	13,009
Gubre Fabrikalari TAS*	833	3,997
Gujarat Fluorochemicals Ltd.	715	31,720
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,612	367,321
Han Kuk Carbon Co. Ltd.*	1,470	11,774
Hangzhou Oxygen Plant Group Co. Ltd., Class A	5,200	17,238
Hansol Chemical Co. Ltd.*	141	21,129
Hanwha Solutions Corp.*	2,964	74,064
Hektas Ticaret TAS*	42,672	25,060
Hengli Petrochemical Co. Ltd., Class A*	14,100	23,096
Hengyi Petrochemical Co. Ltd., Class A*	14,100	12,235
Himadri Speciality Chemical Ltd.	8,256	37,217
Hoshine Silicon Industry Co. Ltd., Class A	4,600	28,063
Huabao International Holdings Ltd.(b)	17,000	4,741
Huafon Chemical Co. Ltd., Class A	14,400	12,255
Hyosung Advanced Materials Corp.*	100	24,463
Hyosung TNC Corp.*	98	22,102
Indorama Ventures PCL, NVDR	43,200	28,737
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	11,653
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	14,100	10,252
International CSRC Investment Holdings Co.	48,000	28,831
Jiangsu Eastern Shenghong Co. Ltd., Class A	11,000	15,153
Jinan Acetate Chemical Co. Ltd.	714	19,208
Jubilant Ingrevia Ltd.	2,701	14,239
Kansai Nerolac Paints Ltd.	3,294	13,556
KCC Corp.	153	28,258
Kimteks Poliuretan Sanayi ve Ticaret A/S	35,360	76,794
Kolon Industries, Inc.*	674	20,604
Korea Petrochemical Ind Co. Ltd.*	144	14,350
KuibyshevAzot PJSC‡	9,900	—
Kum Yang Co. Ltd.*	608	35,578
Kumho Petrochemical Co. Ltd.*	468	43,762
Lake Materials Co. Ltd.*	1,715	19,622
Laxmi Organic Industries Ltd.(a)	2,107	6,848
LB Group Co. Ltd., Class A	4,700	10,533
Levima Advanced Materials Corp., Class A	4,800	9,601
LG Chem Ltd.	1,404	457,077
LG Chem Ltd. (Preference)	208	42,390
Linde India Ltd.	282	18,990

Investments	Shares	Value ($)
Lotte Chemical Corp.*	617	60,422
Lotte Chemical Titan Holding Bhd.*(a)	260,000	65,962
LOTTE Fine Chemical Co. Ltd.*	397	14,798
Luxi Chemical Group Co. Ltd., Class A	6,500	8,365
Mesaieed Petrochemical Holding Co.	122,772	56,648
Miwon Commercial Co. Ltd.	780	97,832
Miwon Specialty Chemical Co. Ltd.	520	52,131
MNTech Co. Ltd.*	833	8,407
Nan Pao Resins Chemical Co. Ltd.	44,921	416,925
Nan Ya Plastics Corp.	104,000	202,355
Nantex Industry Co. Ltd.	9,120	10,533
National Industrialization Co.*	5,584	17,422
Navin Fluorine International Ltd.	645	26,544
Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	19,695
Nizhnekamskneftekhim PJSC‡	28,600	—
Nizhnekamskneftekhim PJSC (Preference)‡	26,400	—
OCI Holdings Co. Ltd.*	414	32,384
Omnia Holdings Ltd.	70,252	244,879
Orbia Advance Corp. SAB de CV(b)	23,344	46,646
Organichesky Sintez PJSC‡	11,550	—
Oriental Union Chemical Corp.	38,000	22,460
PCBL Ltd.	7,440	28,548
Petkim Petrokimya Holding A/S*	38,400	27,486
Petronas Chemicals Group Bhd.	83,200	119,083
PhosAgro PJSC‡	1,540	—
PI Advanced Materials Co. Ltd.*	520	9,098
PI Industries Ltd.	1,314	53,365
Pidilite Industries Ltd.	4,316	131,649
PTT Global Chemical PCL, NVDR	51,400	48,535
Qinghai Salt Lake Industry Co. Ltd., Class A*	20,800	41,545
Rashtriya Chemicals & Fertilizers Ltd.	61,776	136,245
Rongsheng Petrochemical Co. Ltd., Class A	24,000	31,657
SABIC Agri-Nutrients Co.	4,144	141,666
Sahara International Petrochemical Co.	10,704	89,911
Sasa Polyester Sanayi A/S*	15,664	19,874
Sasol Ltd.	16,796	148,293
Satellite Chemical Co. Ltd., Class A*	4,662	8,864
Saudi Aramco Base Oil Co.	784	30,523
Saudi Basic Industries Corp.	14,976	311,093
Saudi Industrial Investment Group	6,346	34,420
Saudi Kayan Petrochemical Co.*	11,808	28,905
Scientex Bhd.	34,300	29,006
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,110	20,748
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	182,000	85,540
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,060	9,308

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shinkong Synthetic Fibers Corp.	665,424	318,898
Sichuan Hebang Biotechnology Co. Ltd., Class A	37,600	11,993
Sichuan Yahua Industrial Group Co. Ltd., Class A	3,600	4,864
Sinofert Holdings Ltd.	742,000	81,630
Sinoma Science & Technology Co. Ltd., Class A	4,700	9,302
Sinon Corp.	156,000	192,386
Sinopec Shanghai Petrochemical Co. Ltd., Class H*(b)	98,000	13,289
SK Chemicals Co. Ltd.	4,524	218,633
SK IE Technology Co. Ltd.*(a)	349	19,403
SKC Co. Ltd.*	294	16,918
Solar Applied Materials Technology Corp.	24,096	30,371
Solar Industries India Ltd.	405	31,492
Soulbrain Co. Ltd.	47	9,526
Soulbrain Holdings Co. Ltd.*	2,028	62,755
SRF Ltd.	2,236	62,605
Sumitomo Chemical India Ltd.	2,585	12,937
Supreme Industries Ltd.	1,276	63,458
Taiwan Fertilizer Co. Ltd.	16,360	35,543
Tata Chemicals Ltd.	2,679	33,165
Tianqi Lithium Corp., Class A	5,500	35,622
Tianqi Lithium Corp., Class H(b)	52,000	229,160
TKG Huchems Co. Ltd.*	8,580	133,395
Tongkun Group Co. Ltd., Class A*	9,400	15,554
TSRC Corp.	15,168	10,710
Unipar Carbocloro SA (Preference), Class B	21,100	300,160
UPC Technology Corp.	393,040	187,733
UPL Ltd.	15,912	103,029
USI Corp.	312,000	182,418
Vinati Organics Ltd.	539	11,251
Wanhua Chemical Group Co. Ltd., Class A	5,200	50,475
Xinjiang Zhongtai Chemical Co. Ltd., Class A	10,600	7,323
Yanbu National Petrochemical Co.	3,456	35,388
Yunnan Energy New Material Co. Ltd., Class A	4,600	27,224
Yunnan Yuntianhua Co. Ltd., Class A	4,700	10,317
Zangge Mining Co. Ltd., Class A	4,700	16,215
Zhejiang Longsheng Group Co. Ltd., Class A	9,600	10,296
Zhejiang Yongtai Technology Co. Ltd., Class A	2,800	3,479

		10,598,359

Commercial Services & Supplies - 0.1%
Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,000	22,313
Catrion Catering Holding Co.	624	19,169
China Everbright Environment Group Ltd.	98,000	34,099
Cleanaway Co. Ltd.	1,000	5,719

Investments	Shares	Value ($)
Dynagreen Environmental Protection Group Co. Ltd., Class H(a)(b)	174,000	50,749
Ecopro HN Co. Ltd.*	561	24,379
Frontken Corp. Bhd.	14,400	10,534
GPS Participacoes e Empreendimentos SA(c)	4,800	18,574
Indian Railway Catering & Tourism Corp. Ltd.	5,356	63,026
ION Exchange India Ltd.	3,312	20,348
KEPCO Plant Service & Engineering Co. Ltd.*	100	2,544
L&K Engineering Co. Ltd.	2,448	13,374
PNB Holdings Corp.*‡	46,815	27,044
S-1 Corp.	347	14,794
Sungeel Hitech Co. Ltd.*	98	6,491
Sunny Friend Environmental Technology Co. Ltd.	622	2,166
Taiwan Secom Co. Ltd.	3,165	11,781
Taiwan Shin Kong Security Co. Ltd.	5,520	7,063
Tuhu Car, Inc., Class A*(a)	9,600	32,175

		386,342

Communications Equipment - 0.3%
Accton Technology Corp.	9,000	152,111
Advanced Ceramic X Corp.	2,000	13,802
Arcadyan Technology Corp.	2,832	15,653
BYD Electronic International Co. Ltd.	11,000	37,641
Hengtong Optic-electric Co. Ltd., Class A	4,700	7,195
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,900	20,776
Intellian Technologies, Inc.*	254	10,505
Lanner Electronics, Inc.	52,000	191,057
LuxNet Corp.	3,840	17,667
Seojin System Co. Ltd.*	11,648	163,202
Sercomm Corp.	6,960	28,908
Tejas Networks Ltd.*(a)	2,202	20,827
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	5,000	17,278
Wistron NeWeb Corp.	5,357	24,475
ZTE Corp., Class A	4,800	14,682
ZTE Corp., Class H	9,800	17,024

		752,803

Construction & Engineering - 1.5%
Acter Group Corp. Ltd.	52,000	301,538
BES Engineering Corp.	50,496	19,844
CH Karnchang PCL, NVDR	4,900	2,970
China Conch Venture Holdings Ltd.	24,000	18,636
China Energy Engineering Corp. Ltd., Class A	80,000	23,511
China Energy Engineering Corp. Ltd., Class H	198,000	17,477
China Railway Group Ltd., Class A	44,300	38,935
China Railway Group Ltd., Class H	125,000	57,085

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Railway Hi-tech Industry Co. Ltd., Class A	19,200	19,923
Continental Holdings Corp.	208,000	180,425
CTCI Corp.	28,984	39,171
Daewoo Engineering & Construction Co. Ltd.*	3,901	11,501
DL E&C Co. Ltd.*	799	24,964
Engineers India Ltd.	9,696	27,304
Enka Insaat ve Sanayi A/S	32,592	40,020
Estithmar Holding QPSC*	30,456	16,529
G R Infraprojects Ltd.*	1,392	20,365
Gamuda Bhd.	34,826	37,182
GEK Terna Holding Real Estate Construction SA	1,470	22,259
GS Engineering & Construction Corp.*	2,450	27,737
Guangdong No. 2 Hydropower Engineering Co. Ltd., Class A	4,900	2,846
HDC Hyundai Development Co-Engineering & Construction, Class E*	16,952	227,864
Hyundai Engineering & Construction Co. Ltd.*	2,418	62,776
IJM Corp. Bhd.	37,600	17,806
IRB Infrastructure Developers Ltd.	48,040	38,238
IRCON International Ltd.(a)	9,792	27,987
IS Dongseo Co. Ltd.*	5,772	110,497
Jeio Co. Ltd.*	931	13,882
Kalpataru Projects International Ltd.	3,479	33,318
KEC International Ltd.	2,064	16,346
KEPCO Engineering & Construction Co., Inc.*	141	6,930
KNR Constructions Ltd.	6,325	21,067
Kontrolmatik Enerji ve Muhendislik A/S	736	5,882
Larsen & Toubro Ltd.	10,936	458,247
Larsen & Toubro Ltd., GDR(a)	296	12,402
Metallurgical Corp. of China Ltd., Class A	42,300	19,089
Metallurgical Corp. of China Ltd., Class H	106,000	20,746
National Marine Dredging Co.*	3,341	27,471
NBCC India Ltd.	25,008	38,983
NCC Ltd.	236,548	613,704
PNC Infratech Ltd.(a)	2,700	14,878
Power Construction Corp. of China Ltd., Class A	66,700	46,730
Praj Industries Ltd.	6,565	39,377
PSG Corp. PCL, NVDR*	300,700	5,255
Rail Vikas Nigam Ltd.(a)	9,261	34,376
Ruentex Engineering & Construction Co.	52,000	196,041
Run Long Construction Co. Ltd.	6,768	22,272
Samsung Engineering Co. Ltd.*	4,316	72,114
Shaanxi Construction Engineering Group Corp. Ltd., Class A	4,900	2,655
Shanghai Construction Group Co. Ltd., Class A	23,500	7,594

Investments	Shares	Value ($)
Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	11,666
Sichuan Road and Bridge Group Co. Ltd., Class A	20,440	22,833
Tekfen Holding A/S	81,536	112,265
United Integrated Services Co. Ltd.	5,504	48,710
Voltas Ltd.	4,297	56,543
Waskita Karya Persero Tbk. PT*‡	173,900	1,964
Yankey Engineering Co. Ltd.	31,512	330,730

		3,749,460

Construction Materials - 1.5%
ACC Ltd.	1,376	42,158
Ambuja Cements Ltd.	12,064	81,396
Anhui Conch Cement Co. Ltd., Class A	9,800	31,545
Anhui Conch Cement Co. Ltd., Class H	37,000	74,215
Arabian Cement Co.	2,310	19,157
Asia Cement Corp.	92,531	117,513
BBMG Corp., Class A	42,300	10,782
Berkah Beton Sadaya Tbk. PT*	425,000	1,347
Birla Corp. Ltd.	750	13,844
Bursa Cimento Fabrikasi A/S	295,152	77,620
Cementos Argos SA	202,436	331,257
Cementos Argos SA (Preference)	99,736	145,863
Cemex SAB de CV*	418,688	348,592
Chia Hsin Cement Corp.	47,978	27,362
China Jushi Co. Ltd., Class A	9,600	12,275
China National Building Material Co. Ltd., Class H	104,000	36,586
China Resources Building Materials Technology Holdings Ltd.(b)	68,000	10,873
Cimsa Cimento Sanayi ve Ticaret A/S	13,776	14,936
City Cement Co.	4,208	19,749
CSG Holding Co. Ltd., Class B	4,700	1,389
Dalmia Bharat Ltd.	2,236	61,385
Eastern Province Cement Co.	1,199	11,382
GCC SAB de CV	1,872	21,664
Goldsun Building Materials Co. Ltd.	46,340	43,972
Grasim Industries Ltd.	6,344	166,156
Grupo Argos SA	135,824	476,462
Grupo Argos SA (Preference)	94,796	249,646
Hanil Cement Co. Ltd.	11,960	107,982
Huaxin Cement Co. Ltd., Class A	3,700	6,777
Huaxin Cement Co. Ltd., Class H	10,400	8,209
Indocement Tunggal Prakarsa Tbk. PT	28,800	16,472
JK Cement Ltd.	530	27,848
JK Lakshmi Cement Ltd.	2,744	30,923
Nuh Cimento Sanayi A/S	2,068	21,672
Nuvoco Vistas Corp. Ltd.*	3,650	15,885
Oyak Cimento Fabrikalari A/S*	4,416	9,183
Qassim Cement Co. (The)	1,998	31,434
Ramco Cements Ltd. (The)	2,289	28,065
Rhi Magnesita India Ltd.	1,850	16,148

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Riyadh Cement Co.	1,967	15,159
Saudi Cement Co.	441	5,662
Semen Indonesia Persero Tbk. PT	29,417	11,558
Shree Cement Ltd.	260	89,406
Siam Cement PCL (The), NVDR	10,400	79,149
Siam City Cement PCL, NVDR	4,800	18,198
Southern Province Cement Co.	1,634	16,862
SSANGYONG C&E Co. Ltd.	4,263	19,260
Star Cement Ltd.*	7,008	15,726
Taiwan Cement Corp.	104,000	105,995
Tangshan Jidong Cement Co. Ltd., Class A	4,700	3,751
Tipco Asphalt PCL, NVDR	275,600	125,070
TPI Polene PCL, NVDR	2,069,700	81,674
UltraTech Cement Ltd.	2,028	248,296
Universal Cement Corp.	208,000	193,716
Yamama Cement Co.	3,763	30,505
Yanbu Cement Co.	2,888	23,488

		3,853,199

Consumer Finance - 1.4%
AEON Credit Service M Bhd.	93,600	116,753
Bajaj Finance Ltd.	4,212	348,088
BFI Finance Indonesia Tbk. PT	3,281,200	252,640
Capri Global Capital Ltd.	1,948	22,230
Cholamandalam Financial Holdings Ltd.	1,776	25,230
Cholamandalam Investment and Finance Co. Ltd.	6,396	91,203
CreditAccess Grameen Ltd.*	1,166	22,322
FinVolution Group, ADR	74,568	358,672
Five-Star Business Finance Ltd.*	1,680	15,411
Gentera SAB de CV(b)	708,496	965,672
Hotai Finance Co. Ltd.	2,928	11,319
JMT Network Services PCL, NVDR	14,200	8,205
Krungthai Card PCL, NVDR	9,800	12,085
Mahindra & Mahindra Financial Services Ltd.	9,024	31,426
Manappuram Finance Ltd.	248,040	551,822
Muangthai Capital PCL, NVDR	9,300	11,141
Muthoot Finance Ltd.	2,410	40,483
Ngern Tid Lor PCL, NVDR	26,653	16,378
Poonawalla Fincorp Ltd.	5,720	32,945
Qifu Technology, Inc., Class A, ADR(b)	4,108	58,950
Ratchthani Leasing PCL, NVDR	884,000	63,290
Samsung Card Co. Ltd.*	539	13,327
SBFC Finance Ltd.*	11,952	12,946
SBI Cards & Payment Services Ltd.	5,252	45,241
Shriram Finance Ltd.	8,164	242,510
Spandana Sphoorty Financial Ltd.*	1,008	12,698
Srisawad Capital 1969 PCL, NVDR	535,600	50,424
Srisawad Corp. PCL, NVDR	14,000	15,587
Sundaram Finance Ltd.	1,595	68,523
Yulon Finance Corp.	4,672	26,047

		3,543,568

Consumer Staples Distribution & Retail - 1.2%
Abdullah Al Othaim Markets Co.	7,595	27,827

Investments	Shares	Value ($)
Al-Dawaa Medical Services Co.	1,104	33,973
Alibaba Health Information Technology Ltd.*(b)	104,000	38,049
Almacenes Exito SA	70,408	54,906
Almacenes Exito SA, BDR*	57,200	180,707
Almunajem Foods Co.	8,268	189,828
Atacadao SA	9,400	19,804
Avenue Supermarts Ltd.*(a)	3,276	149,619
Berli Jucker PCL	500	334
Berli Jucker PCL, NVDR	13,800	9,219
BGF retail Co. Ltd.*	141	14,907
Bid Corp. Ltd.	6,015	146,870
BIM Birlesik Magazalar A/S	14,071	176,676
Cencosud SA	36,816	63,917
Clicks Group Ltd.	4,420	71,518
Corporativo Fragua SAB de CV	1,680	52,819
CP ALL PCL, NVDR	78,000	114,876
CP Axtra PCL, NVDR	14,400	11,568
Curexo, Inc.*	1,008	11,064
Dada Nexus Ltd., ADR*(b)	2,805	5,301
DaShenLin Pharmaceutical Group Co. Ltd., Class A	4,320	13,719
Dis-Chem Pharmacies Ltd.(a)	17,952	29,092
Dongsuh Cos., Inc.	859	11,109
E-MART, Inc.*	392	22,851
Great Tree Pharmacy Co. Ltd.	1,543	16,465
Grupo Mateus SA*	9,800	13,646
GS Retail Co. Ltd.*	1,332	22,256
JD Health International, Inc.*(a)(b)	18,200	59,601
La Comer SAB de CV	18,800	44,232
Magnit PJSC‡	2,296	—
Medplus Health Services Ltd.*	1,824	15,740
Migros Ticaret A/S	2,688	36,187
Nahdi Medical Co.	611	22,908
Philippine Seven Corp.*	10,780	15,300
Pick n Pay Stores Ltd.	6,784	8,535
Ping An Healthcare and Technology Co. Ltd.*(a)(b)	9,600	13,730
President Chain Store Corp.	9,840	82,997
Puregold Price Club, Inc.	26,060	12,869
Raia Drogasil SA	25,764	131,920
Robinsons Retail Holdings, Inc.	207,120	129,691
Sendas Distribuidora SA	36,400	100,630
Shenzhen Pagoda Industrial Group Corp. Ltd.	24,500	9,402
Shoprite Holdings Ltd.	8,008	116,894
SMU SA	1,178,216	189,622
Sok Marketler Ticaret A/S	6,048	12,716
SPAR Group Ltd. (The)*	6,708	40,485
Sumber Alfaria Trijaya Tbk. PT	365,600	61,397
Sun Art Retail Group Ltd.(b)	70,500	8,658
Wal-Mart de Mexico SAB de CV	88,400	365,994

		2,982,428

Containers & Packaging - 0.1%
Cheng Loong Corp.	43,162	39,784
CPMC Holdings Ltd.(b)	104,000	89,668
Klabin SA	20,352	87,692
Pantai Indah Kapuk Dua Tbk. PT*	24,000	7,361

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SCG Packaging PCL, NVDR	18,700	16,604
Taiwan Hon Chuan Enterprise Co. Ltd.	4,752	21,179
Ton Yi Industrial Corp.	52,000	25,253
Youlchon Chemical Co. Ltd.*	470	10,142

		297,683

Distributors - 0.1%
Autohellas Tourist and Trading SA	8,958	130,390
Sinomach Automobile Co. Ltd., Class A	4,800	4,800
Wuchan Zhongda Group Co. Ltd., Class A	13,800	8,323

		143,513

Diversified Consumer Services - 0.3%
Advtech Ltd.	24,310	35,069
China Education Group Holdings Ltd.(a)	48,000	23,824
Cogna Educacao SA*	52,400	30,966
East Buy Holding Ltd.*(a)(b)	3,000	8,827
Fenbi Ltd.*(b)	24,500	12,442
Fu Shou Yuan International Group Ltd.	48,000	28,798
Humansoft Holding Co. KSC	3,251	36,283
Lung Yen Life Service Corp.*	8,448	10,432
MegaStudyEdu Co. Ltd.*	3,120	140,495
National Co. for Learning & Education	735	29,086
New Oriental Education & Technology Group, Inc.*	26,000	197,729
Offcn Education Technology Co. Ltd., Class A*	4,700	2,311
Taaleem Holdings PJSC	16,512	17,308
TAL Education Group, ADR*	8,320	88,525

		662,095

Diversified REITs - 0.4%
Axis REIT, REIT	70,973	26,709
Concentradora Fibra Danhos SA de CV, REIT	444,544	539,908
Fibra Uno Administracion SA de CV, REIT	78,000	132,880
Growthpoint Properties Ltd., REIT	98,072	62,485
Is Gayrimenkul Yatirim Ortakligi A/S, REIT*	179,608	105,833
KLCCP Stapled Group, REIT	9,600	14,958
Peker Gayrimenkul Yatirim Ortakligi A/S, REIT*	18,144	20,509
Redefine Properties Ltd., REIT	259,975	58,289
Servet Gayrimenkul Yatirim Ortakligi A/S, REIT*	6,032	66,594
SK REITs Co. Ltd., REIT	6,195	17,406

		1,045,571

Diversified Telecommunication Services - 1.1%
AL Yah Satellite Communications Co. PJSC	43,340	27,140
Chief Telecom, Inc.	1,104	11,269
China Tower Corp. Ltd., Class H(a)	1,352,000	150,467
Chunghwa Telecom Co. Ltd.	60,000	228,119

Investments	Shares	Value ($)
CITIC Telecom International Holdings Ltd.(b)	749,000	267,320
Converge Information and Communications Technology Solutions, Inc.*	1,024,400	168,686
Dayamitra Telekomunikasi PT	202,100	8,709
Emirates Telecommunications Group Co. PJSC	58,344	304,670
Hellenic Telecommunications Organization SA	5,980	83,471
HFCL Ltd.	34,742	43,133
Indus Towers Ltd.*	19,656	52,534
KT Corp.*	3,809	101,029
LG Uplus Corp.	7,921	60,714
Magyar Telekom Telecommunications plc	138,944	302,454
Ooredoo QPSC	33,904	99,636
Operadora De Sites Mexicanos SAB de CV, Series A-1	9,400	10,234
PT Tower Bersama Infrastructure Tbk.	42,300	5,227
Railtel Corp. of India Ltd.	3,796	19,996
Rostelecom PJSC‡	33,770	—
Rostelecom PJSC (Preference)‡	15,392	—
Sarana Menara Nusantara Tbk. PT	315,700	17,806
Saudi Telecom Co.	30,218	328,763
Sitios Latinoamerica SAB de CV*(b)	63,700	23,959
Tata Communications Ltd.	1,646	34,430
Tata Teleservices Maharashtra Ltd.*	8,112	9,055
Telefonica Brasil SA	10,400	108,102
Telekom Malaysia Bhd.	41,600	52,066
Telkom Indonesia Persero Tbk. PT	785,200	197,046
Telkom SA SOC Ltd.*	119,288	181,125
TIME dotCom Bhd.	9,000	10,465
Turk Telekomunikasyon A/S*	19,746	21,279

		2,928,904

Electric Utilities - 1.5%
Adani Energy Solutions Ltd.*	6,604	84,920
Alupar Investimento SA	4,840	28,926
Can2 Termik A/S*	209,040	124,002
Centrais Eletricas Brasileiras SA	31,200	257,690
Centrais Eletricas Brasileiras SA (Preference), Class B	5,200	48,242
CESC Ltd.	327,756	564,785
CEZ A/S(b)	3,016	114,551
Cia Energetica de Minas Gerais	4,700	14,268
Cia Energetica de Minas Gerais (Preference)	49,502	115,412
Companhia Paranaense de Energia*	5,300	9,621
Companhia Paranaense de Energia (Preference)	26,000	53,304
CPFL Energia SA	4,700	34,491
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	10,000	51,831
Enel Americas SA	561,566	56,776

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Enel Chile SA	879,809	52,759
Enel Distribucion Peru SAA	13,824	13,266
Energisa SA	5,200	53,262
Enerjisa Enerji A/S(a)	7,676	14,077
Engie Energia Chile SA*	188,188	177,580
Equatorial Energia SA	20,800	149,146
Federal Grid Co. - Rosseti PJSC (Registered)*‡	22,532,366	—
Inter RAO UES PJSC‡	1,596,292	—
Interconexion Electrica SA ESP	13,728	59,178
Korea Electric Power Corp.*	7,020	103,986
Manila Electric Co.	5,840	37,554
Mosenergo PJSC‡	4,455,000	—
Neoenergia SA	15,600	64,407
ODAS Elektrik Uretim ve Sanayi Ticaret A/S*	475,176	145,165
Power Grid Corp. of India Ltd.	132,080	412,413
Public Power Corp. SA*	3,661	48,676
Reliance Infrastructure Ltd.*	111,540	310,334
RusHydro PJSC‡	2,361,000	—
Saudi Electricity Co.	25,064	126,720
SJVN Ltd.	13,152	20,874
Tata Power Co. Ltd. (The)	27,716	130,080
Tenaga Nasional Bhd.	130,000	294,630
Torrent Power Ltd.	1,927	24,133
Transmissora Alianca de Energia Eletrica SA	5,000	37,330

		3,834,389

Electrical Equipment - 1.3%
ABB India Ltd.	1,107	62,274
AcBel Polytech, Inc.	9,312	12,139
Allis Electric Co. Ltd.	2,000	5,367
Amara Raja Energy & Mobility Ltd.	4,721	50,542
Bharat Heavy Electricals Ltd.	27,560	75,750
Bizlink Holding, Inc.	3,936	29,049
CG Power & Industrial Solutions Ltd.	11,128	62,786
Chicony Power Technology Co. Ltd.	5,232	24,489
Chung-Hsin Electric & Machinery Manufacturing Corp.	7,728	29,505
CS Wind Corp.	581	24,857
CyberPower Systems, Inc.	30,680	184,279
Dongfang Electric Corp. Ltd., Class A	5,000	9,994
Doosan Enerbility Co. Ltd.*	7,581	87,701
Doosan Fuel Cell Co. Ltd.*	690	10,702
Ecopro BM Co. Ltd.*	780	124,774
Ecopro Co. Ltd.*	364	136,911
Elecon Engineering Co. Ltd.	1,776	23,538
ElSewedy Electric Co.	21,462	22,365
Fangda Carbon New Material Co. Ltd., Class A*	5,300	3,263
Farasis Energy Gan Zhou Co. Ltd., Class A*	784	1,318
Finolex Cables Ltd.	3,513	46,542
Fortune Electric Co. Ltd.	2,928	41,535

Investments	Shares	Value ($)
Goldwind Science & Technology Co. Ltd.(b)	15,000	5,488
Goldwind Science & Technology Co. Ltd., Class A	9,600	9,333
GoodWe Technologies Co. Ltd., Class A	343	4,461
Gotion High-tech Co. Ltd., Class A*	4,600	11,981
Graphite India Ltd.	3,381	22,181
Gulf Cables & Electrical Industries Group Co. KSCP	4,140	19,381
Havells India Ltd.	3,640	56,737
HBL Power Systems Ltd.	4,272	27,638
HD Hyundai Electric Co. Ltd.	441	33,934
Hitachi Energy India Ltd.	371	26,492
Hongfa Technology Co. Ltd., Class A	4,800	15,003
Hunan Changyuan Lico Co. Ltd., Class A	784	614
Hyosung Heavy Industries Corp.*	96	12,357
Inox Wind Ltd.*	3,408	19,616
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,500	7,246
Jiangxi Special Electric Motor Co. Ltd., Class A*	4,900	6,170
KEI Industries Ltd.	1,250	48,064
Korea Electric Terminal Co. Ltd.	2,756	143,515
L&F Co. Ltd.*	452	48,598
LG Energy Solution Ltd.*	728	207,821
LS Corp.*	728	49,692
LS Electric Co. Ltd.*	490	25,846
Ming Yang Smart Energy Group Ltd., Class A	4,500	5,641
NARI Technology Co. Ltd., Class A	15,300	44,773
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	658	2,612
Olectra Greentech Ltd.	1,392	29,201
Phihong Technology Co. Ltd.*	11,472	20,892
Polycab India Ltd.	1,248	65,270
POSCO Future M Co. Ltd.*	572	108,644
Pylon Technologies Co. Ltd., Class A	343	3,811
Riyadh Cables Group Co.	720	20,236
RR Kabel Ltd.	768	13,256
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	166,088	166,504
Shanghai Electric Group Co. Ltd., Class A*	24,000	13,304
Shihlin Electric & Engineering Corp.	5,136	19,937
Shinsung Delta Tech Co. Ltd.*	576	31,807
Sociedad Quimica y Minera de Chile SA (Preference), Class B	4,316	186,620
SPG Co. Ltd.	686	14,983
Suzlon Energy Ltd.*	207,376	114,746
Ta Ya Electric Wire & Cable	26,249	29,310
Taihan Electric Wire Co. Ltd.*	2,058	14,356
Tatung Co. Ltd.*	30,816	43,173

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
TBEA Co. Ltd., Class A	15,350	30,039
Teco Electric and Machinery Co. Ltd.	22,000	32,368
Triveni Turbine Ltd.*	8,500	38,542
V-Guard Industries Ltd.	6,399	22,531
Voltronic Power Technology Corp.	1,000	42,812
Walsin Lihwa Corp.	104,000	117,625
WEG SA	26,000	170,173
XTC New Energy Materials Xiamen Co. Ltd., Class A	539	2,260
Zhejiang Chint Electrics Co. Ltd., Class A	4,700	12,202
Zhejiang HangKe Technology, Inc. Co., Class A	490	1,355

		3,290,831

Electronic Equipment, Instruments & Components - 3.5%
AAC Technologies Holdings, Inc.(b)	26,000	58,404
Ability Opto-Electronics Technology Co. Ltd.	3,072	20,120
Asia Optical Co., Inc.	7,296	15,665
AUO Corp.	219,872	129,256
Aurora Corp.	4,316	10,149
Avary Holding Shenzhen Co. Ltd., Class A	9,600	23,413
BH Co. Ltd.*	10,920	149,647
BOE Technology Group Co. Ltd., Class A	98,800	49,541
Chang Wah Electromaterials, Inc.	156,000	178,929
Channel Well Technology Co. Ltd.	8,742	22,009
Cheng Uei Precision Industry Co. Ltd.	139,590	199,577
China Railway Signal & Communication Corp. Ltd., Class A	31,500	20,358
Chin-Poon Industrial Co. Ltd.	12,720	18,186
Chroma ATE, Inc.	8,000	51,247
Chunghwa Precision Test Tech Co. Ltd.	720	12,169
Compeq Manufacturing Co. Ltd.	44,389	98,565
Coretronic Corp.	9,168	20,797
Co-Tech Development Corp.	10,464	19,658
Daeduck Electronics Co. Ltd.*	15,184	275,887
Daejoo Electronic Materials Co. Ltd.*	432	22,366
Delta Electronics Thailand PCL, NVDR	83,200	184,680
Delta Electronics, Inc.	37,578	336,166
Dreamtech Co. Ltd.*	18,252	159,320
Dynamic Holding Co. Ltd.	9,216	24,468
E Ink Holdings, Inc.	15,000	99,682
Elite Material Co. Ltd.	4,752	69,991
EM-Tech Co. Ltd.*	5,356	151,091
Everdisplay Optronics Shanghai Co. Ltd., Class A*	26,592	7,815
FLEXium Interconnect, Inc.	2,474	6,750
Forth Corp. PCL, NVDR	14,600	7,037
Foxconn Industrial Internet Co. Ltd., Class A	26,000	48,201

Investments	Shares	Value ($)
Foxconn Technology Co. Ltd.	28,608	46,157
General Interface Solution Holding Ltd.	114,128	228,624
Genius Electronic Optical Co. Ltd.	1,000	12,780
Genus Power Infrastructures Ltd.	5,088	16,212
Global Brands Manufacture Ltd.	8,016	16,365
GoerTek, Inc., Class A	3,800	8,072
Gold Circuit Electronics Ltd.	5,240	38,338
Hana Microelectronics PCL, NVDR	9,800	13,190
Hannstar Board Corp.	8,448	15,385
HannStar Display Corp.*	69,288	26,122
Hollysys Automation Technologies Ltd.*(b)	2,184	54,032
Holy Stone Enterprise Co. Ltd.	65,442	196,538
Hon Hai Precision Industry Co. Ltd.	364,000	1,192,032
Honeywell Automation India Ltd.	52	24,225
Innolux Corp.	276,684	144,532
ITEQ Corp.	6,096	16,146
Jaymart Group Holdings PCL, NVDR	24,000	9,741
Kaynes Technology India Ltd.*	768	26,184
KCE Electronics PCL, NVDR	9,300	11,665
Kingboard Holdings Ltd.	26,000	46,364
Kingboard Laminates Holdings Ltd.	27,500	16,534
Largan Precision Co. Ltd.	1,488	118,376
LG Display Co. Ltd.*	6,747	58,894
LG Innotek Co. Ltd.	468	66,975
Lingyi iTech Guangdong Co., Class A	15,900	10,519
Lotes Co. Ltd.	1,332	42,046
Lotte Energy Materials Corp.	235	5,555
Luxshare Precision Industry Co. Ltd., Class A	10,600	37,634
Mcnex Co. Ltd.	657	12,602
MH Development Ltd.*‡	22,000	—
Nan Ya Printed Circuit Board Corp.	5,664	41,078
Nationgate Holdings Bhd.	296,400	85,849
Nex Point Parts PCL, NVDR*	47,500	13,054
Nichidenbo Corp.	79,409	143,598
OFILM Group Co. Ltd., Class A*	4,700	4,360
Pan-International Industrial Corp.	171,888	182,050
Park Systems Corp.*	200	25,820
Primax Electronics Ltd.	14,600	30,646
Promate Electronic Co. Ltd.	91,705	175,209
Quest Holdings SA(b)	11,076	63,646
Raytron Technology Co. Ltd., Class A	343	1,582
Redington Ltd.	260,936	565,116
Samsung Electro-Mechanics Co. Ltd.	1,612	168,610
Samsung SDI Co. Ltd.	884	246,724
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	376	13,302
Shengyi Technology Co. Ltd., Class A	9,600	19,188
Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	7,777

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Simplo Technology Co. Ltd.	4,656	60,395
Sinbon Electronics Co. Ltd.	3,000	24,681
SOLUM Co. Ltd.*	588	12,160
Solus Advanced Materials Co. Ltd.*	754	6,350
STCUBE*	1,739	8,626
Sunny Optical Technology Group Co. Ltd.	12,800	78,186
SUPCON Technology Co. Ltd., Class A	1,771	8,708
Supreme Electronics Co. Ltd.	14,160	27,235
Synnex Technology International Corp.	38,784	89,217
Syrma SGS Technology Ltd.	2,160	15,572
Taiwan Surface Mounting Technology Corp.	6,816	20,187
Taiwan Union Technology Corp.	4,128	17,871
TCL Technology Group Corp., Class A*	41,360	23,331
Test Research, Inc.	89,187	198,038
Thinking Electronic Industrial Co. Ltd.	2,688	13,655
Tong Hsing Electronic Industries Ltd.	2,783	12,759
TPK Holding Co. Ltd.	158,000	180,214
Tripod Technology Corp.	14,000	83,867
TXC Corp.	4,608	13,986
Unimicron Technology Corp.	42,124	236,867
Unisplendour Corp. Ltd., Class A*	4,900	10,620
Unitech Printed Circuit Board Corp.	46,689	28,342
Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	8,347
VS Industry Bhd.	137,700	20,961
Wah Lee Industrial Corp.	94,739	292,999
Walsin Technology Corp.	5,952	20,538
Weikeng Industrial Co. Ltd.	156,000	152,763
Wingtech Technology Co. Ltd., Class A*	4,500	20,966
Wintek Corp.*‡	64,000	—
WPG Holdings Ltd.	52,440	146,097
WT Microelectronics Co. Ltd.	15,385	77,664
WUS Printed Circuit Kunshan Co. Ltd., Class A	9,970	27,371
Yageo Corp.	10,512	185,390
Zen Technologies Ltd.	1,440	14,573
Zhejiang Dahua Technology Co. Ltd., Class A	5,200	11,255
Zhen Ding Technology Holding Ltd.	17,150	55,341

		8,995,724

Energy Equipment & Services - 0.3%
ADNOC Drilling Co. PJSC	42,207	42,173
Arabian Drilling Co.	384	17,182
Bumi Armada Bhd.*	1,471,600	174,228
China Oilfield Services Ltd., Class A	5,000	10,704

Investments	Shares	Value ($)
China Oilfield Services Ltd., Class H	28,000	26,900
China Petroleum Engineering Corp., Class A	27,800	12,081
COFCO Capital Holdings Co. Ltd., Class A	4,900	6,272
Dialog Group Bhd.	51,700	20,002
Gulf International Services QSC	398,424	308,913
Velesto Energy Bhd.*	340,800	18,733
Yinson Holdings Bhd.	57,600	31,296

		668,484

Entertainment - 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	10,880
Bilibili, Inc., Class Z*	4,160	36,426
China Ruyi Holdings Ltd.*(b)	88,000	14,747
CJ CGV Co. Ltd.*	35,984	148,827
CJ ENM Co. Ltd.*	392	21,000
Com2uSCorp	133	4,559
Devsisters Co. Ltd.*	235	7,149
Gamania Digital Entertainment Co. Ltd.	52,000	128,424
HYBE Co. Ltd.*	295	44,538
International Games System Co. Ltd.	2,320	61,522
iQIYI, Inc., ADR*(b)	7,595	25,443
JYP Entertainment Corp.*	480	27,081
Kakao Games Corp.*	956	17,585
Kingsoft Corp. Ltd.	15,800	38,281
Krafton, Inc.*	520	83,572
MD Pictures Tbk. PT*	28,800	10,996
MNC Digital Entertainment Tbk. PT*	37,600	7,124
NCSoft Corp.*	296	43,935
Neowiz*	470	8,980
NetDragon Websoft Holdings Ltd.	104,000	142,618
NetEase, Inc.	31,200	604,663
Netmarble Corp.*(a)	410	17,910
Nexon Games Co. Ltd.*	1,034	11,590
NHN Corp.*	6,656	123,679
Pearl Abyss Corp.*	517	12,686
Perfect World Co. Ltd., Class A	4,100	5,459
PVR Inox Ltd.*	1,152	20,184
Saregama India Ltd.	4,900	20,560
SM Entertainment Co. Ltd.*	144	8,232
SMI Holdings Group Ltd.*‡	72,000	—
Star CM Holdings Ltd.*	8,000	7,194
Studio Dragon Corp.*	188	6,480
Tencent Music Entertainment Group, ADR*	8,737	82,128
Tencent Music Entertainment Group, Class A*	4,700	20,953
Wemade Co. Ltd.*	388	15,001
XPEC Entertainment, Inc.*‡	14,800	—
YG Entertainment, Inc.*	605	20,127
Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	6,599

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Zx, Inc.*(a)	10,400	94,458

		1,961,590

Financial Services - 1.5%
Aavas Financiers Ltd.*	2,058	36,592
Aditya Birla Capital Ltd.*	13,950	28,742
Al Waha Capital PJSC	429,000	204,400
Aptus Value Housing Finance India Ltd.	6,960	31,400
AVIC Industry-Finance Holdings Co. Ltd., Class A	23,500	11,096
Bajaj Finserv Ltd.	6,884	134,897
Bajaj Holdings & Investment Ltd.	607	61,153
Can Fin Homes Ltd.	5,173	48,364
Chailease Holding Co. Ltd.	28,488	158,370
Cielo SA	32,900	33,092
Corp. Financiera Colombiana SA	50,076	211,257
CSSC Hong Kong Shipping Co. Ltd.(a)	624,000	119,735
E-Finance for Digital & Financial Investments	7,889	4,493
Far East Horizon Ltd.(b)	52,000	38,049
Fawry for Banking & Payment Technology Services SAE*	44,933	7,547
FirstRand Ltd.	163,644	597,605
Genertec Universal Medical Group Co. Ltd.(a)	338,000	172,951
Grupo de Inversiones Suramericana SA	2,695	22,394
Grupo de Inversiones Suramericana SA (Preference)	3,587	15,041
Home First Finance Co. India Ltd.(a)	1,225	14,526
Housing & Urban Development Corp. Ltd.	159,848	331,751
IIFL Finance Ltd.	3,626	27,222
Indian Railway Finance Corp. Ltd.(a)	28,464	60,034
Jio Financial Services Ltd.*	57,564	172,081
Kakaopay Corp.*	398	14,120
L&T Finance Holdings Ltd.	11,562	24,114
LIC Housing Finance Ltd.	10,712	80,698
Meritz Financial Group, Inc.*	2,808	144,119
National Investments Co. KSCP	20,286	17,872
One 97 Communications Ltd.*	4,128	37,838
Piramal Enterprises Ltd.	3,456	38,125
PNB Housing Finance Ltd.*(a)	1,056	9,977
Power Finance Corp. Ltd.	38,844	207,332
REC Ltd.	32,522	195,440
Remgro Ltd.	13,728	116,401
Shandong Hi-Speed Holdings Group Ltd.*(b)	53,500	37,983
Sociedad Portafolio SA*	1,692	2,929
Turkiye Sinai Kalkinma Bankasi A/S*	540,280	146,002
Yuanta Financial Holding Co. Ltd.	367,120	317,277

		3,933,019

Food Products - 2.4%
Adani Wilmar Ltd.*	2,491	10,662

Investments	Shares	Value ($)
Agthia Group PJSC	119,392	165,454
Alicorp SAA	240,292	410,658
Almarai Co. JSC	4,069	61,956
Anjoy Foods Group Co. Ltd., Class A	500	5,175
Astra Agro Lestari Tbk. PT	145,600	63,665
AVI Ltd.	5,424	24,290
Balrampur Chini Mills Ltd.	3,850	18,333
Beijing Dabeinong Technology Group Co. Ltd., Class A	5,300	3,499
Betagro PCL	24,400	15,131
Bombay Burmah Trading Co.	9,516	198,722
BRF SA*	21,200	59,853
Britannia Industries Ltd.	2,066	129,328
CCL Products India Ltd.	2,597	20,985
Century Pacific Food, Inc.	17,700	10,360
Charoen Pokphand Enterprise	4,272	13,144
Charoen Pokphand Foods PCL, NVDR	43,200	22,649
Charoen Pokphand Indonesia Tbk. PT	117,500	33,359
Cherkizovo Group PJSC‡	2,594	—
China Feihe Ltd.(a)	104,000	47,628
China Huiyuan Juice Group Ltd.*‡	24,000	—
China Mengniu Dairy Co. Ltd.	52,000	114,680
China Modern Dairy Holdings Ltd.	1,106,000	90,548
Chongqing Fuling Zhacai Group Co. Ltd., Class A	3,120	5,345
CJ CheilJedang Corp.	312	68,261
CJ CheilJedang Corp. (Preference)	205	19,891
COFCO Joycome Foods Ltd.*(a)(b)	1,248,000	242,663
Daesang Corp.*	8,349	116,354
Dongwon Industries Co. Ltd.*	2,392	66,850
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,980	47,165
Garudafood Putra Putri Jaya Tbk. PT	463,100	12,913
Great Wall Enterprise Co. Ltd.	3,018	5,564
Gruma SAB de CV, Class B	3,216	60,330
Grupo Bimbo SAB de CV, Class A, Series A(b)	24,698	112,910
Grupo Nutresa SA	1,692	19,450
Guan Chong Bhd.	29,400	10,318
Guangdong Haid Group Co. Ltd., Class A	3,400	17,901
Harim Holdings Co. Ltd.*	17,368	97,729
Heilongjiang Agriculture Co. Ltd., Class A	10,200	16,168
Henan Shuanghui Investment & Development Co. Ltd., Class A	5,000	19,806
Huishan Dairy*‡	158,000	—
Indofood CBP Sukses Makmur Tbk. PT	51,800	38,653
Indofood Sukses Makmur Tbk. PT	135,200	54,620
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	10,400	39,241
IOI Corp. Bhd.	39,200	33,067
JBS SA	20,900	99,105

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	4,800	14,688
Kuala Lumpur Kepong Bhd.	20,831	97,857
Leong Hup International Bhd.(a)	670,800	78,709
Lian HWA Food Corp.	6,240	17,305
Lien Hwa Industrial Holdings Corp.	17,301	35,874
Lotte Wellfood Co. Ltd.*	1,248	118,848
M Dias Branco SA	4,800	37,206
Marfrig Global Foods SA*	150,800	287,189
Marico Ltd.	9,360	59,495
Mayora Indah Tbk. PT	83,900	12,495
Minerva SA	119,600	165,805
Monde Nissin Corp.(a)	107,400	16,808
Mrs Bectors Food Specialities Ltd.(a)	1,104	15,811
Muyuan Foods Co. Ltd., Class A	15,620	76,691
Nestle India Ltd.	6,240	188,304
Nestle Malaysia Bhd.	900	22,738
New Hope Liuhe Co. Ltd., Class A*	9,000	10,242
NongShim Co. Ltd.	100	28,285
Orion Corp.	550	37,789
Orion Holdings Corp.	8,892	95,739
Ottogi Corp.*	50	14,985
Patanjali Foods Ltd.	1,030	19,623
PPB Group Bhd.	14,080	43,044
QL Resources Bhd.	25,395	31,301
Samyang Foods Co. Ltd.	141	19,428
Samyang Holdings Corp.*	2,600	131,885
San Miguel Food and Beverage, Inc.	19,470	17,085
Sao Martinho SA	3,500	19,968
Sarawak Oil Palms Bhd.	124,800	72,822
Saudia Dairy & Foodstuff Co.	294	28,223
Savola Group (The)	5,635	67,543
Shiyue Daotian Group Co. Ltd.*	11,100	35,356
Shree Renuka Sugars Ltd.*	30,100	17,398
Sime Darby Plantation Bhd.	67,603	63,172
SLC Agricola SA	82,700	319,680
Taiwan TEA Corp.*	48,825	31,667
Tata Consumer Products Ltd.	12,064	162,415
Thai Union Group PCL, NVDR	58,800	25,192
Thai Vegetable Oil PCL, NVDR	202,800	120,042
Thaifoods Group PCL, NVDR	681,200	69,507
Tiger Brands Ltd.	1,666	18,800
Tingyi Cayman Islands Holding Corp.	30,000	29,780
Toly Bread Co. Ltd., Class A	5,640	5,130
Tres Tentos Agroindustrial SA	57,200	127,572
Triveni Engineering & Industries Ltd.	4,263	17,569
Ulker Biskuvi Sanayi A/S*	6,672	20,548
Uni-President Enterprises Corp.	90,709	209,822
United Plantations Bhd.	9,800	40,982
Universal Robina Corp.	13,530	26,798
Want Want China Holdings Ltd.	48,000	26,465
Yayla Agro Gida Sanayi ve Nakliyat A/S	158,704	84,729

Investments	Shares	Value ($)
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,100	8,908
Zad Holding Co.	3,286	12,364
Zydus Wellnes Ltd.	882	17,152

		6,099,216

Gas Utilities - 0.5%
Adani Total Gas Ltd.	4,721	57,552
Aygaz A/S	2,928	14,214
Beijing Enterprises Holdings Ltd.	9,000	32,582
China Gas Holdings Ltd.	72,800	66,307
China Resources Gas Group Ltd.(b)	25,400	71,808
ENN Energy Holdings Ltd.	21,300	157,490
ENN Natural Gas Co. Ltd., Class A	10,000	24,347
GAIL India Ltd.	83,356	173,249
Grupo Energia Bogota SA ESP	81,120	47,185
Gujarat Gas Ltd.	2,679	18,753
Gujarat State Petronet Ltd.	4,080	18,073
Indraprastha Gas Ltd.	4,564	23,654
Korea Gas Corp.*	999	19,798
Kunlun Energy Co. Ltd.	104,000	92,994
Mahanagar Gas Ltd.(a)	1,456	25,936
National Gas & Industrialization Co.	1,155	20,974
Perusahaan Gas Negara Tbk. PT	311,200	22,975
Petronas Gas Bhd.	15,600	58,508
Promigas SA ESP	198,848	256,242
Towngas Smart Energy Co. Ltd.(b)	468,000	173,017

		1,375,658

Ground Transportation - 0.3%
ANE Cayman, Inc.*	24,000	11,881
BTS Group Holdings PCL, NVDR	119,640	20,234
Container Corp. of India Ltd.	4,852	51,854
Daqin Railway Co. Ltd., Class A	42,400	44,115
Full Truck Alliance Co. Ltd., ADR*(b)	11,180	70,210
GMexico Transportes SAB de CV(a)(b)	9,400	21,520
Grupo Traxion SAB de CV, Class A*(a)	9,800	17,939
Localiza Rent a Car SA	15,692	171,875
Lotte Rental Co. Ltd.*	6,448	128,994
Lumi Rental Co.*	576	17,141
Rumo SA	20,800	97,073
SIMPAR SA	130,000	205,481
Theeb Rent A Car Co.	441	7,644
United International Transportation Co.	996	22,071
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,500	9,094

		897,126

Health Care Equipment & Supplies - 0.2%
AK Medical Holdings Ltd.(a)	26,000	15,233
Classys, Inc.*	144	3,323
Dentium Co. Ltd.*	147	12,501
Eoflow Co. Ltd.*	799	2,041
Hartalega Holdings Bhd.*	30,800	17,842
HLB, Inc.*	2,001	101,639
iRay Technology Co. Ltd., Class A	432	12,902

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Jeisys Medical, Inc.*	1,942	12,412
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	4,800	21,307
Kangji Medical Holdings Ltd.	25,000	18,549
Kossan Rubber Industries Bhd.	91,500	39,656
Lifetech Scientific Corp.*	158,000	34,562
Microport Scientific Corp.*	11,498	8,487
Qingdao Haier Biomedical Co. Ltd., Class A	539	2,128
SD Biosensor, Inc.*	990	7,707
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	23,072
Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	98	2,178
Sri Trang Gloves Thailand PCL, NVDR	68,600	13,922
Supermax Corp. Bhd.	48,000	9,488
TaiDoc Technology Corp.	22,000	112,462
Top Glove Corp. Bhd.*	120,000	23,594
Visco Vision, Inc.	3,264	25,028
Won Tech Co. Ltd.*	1,728	10,202

		530,235

Health Care Providers & Services - 1.1%
Al Hammadi Holding	1,862	30,437
Apollo Hospitals Enterprise Ltd.	1,704	130,358
Aster DM Healthcare Ltd.*(a)	6,324	33,709
Bangkok Chain Hospital PCL, NVDR	20,800	13,250
Bangkok Dusit Medical Services PCL, NVDR	76,200	59,066
Bumrungrad Hospital PCL, NVDR	4,900	33,148
Chabiotech Co. Ltd.*	1,200	16,427
China Meheco Co. Ltd., Class A	4,700	6,874
Chularat Hospital PCL, NVDR	101,400	8,460
CM Hospitalar SA*	46,800	95,663
Dallah Healthcare Co.	585	25,770
Diagnosticos da America SA*	9,800	15,966
Dr Lal PathLabs Ltd.(a)	822	24,918
Dr Sulaiman Al Habib Medical Services Group Co.	1,495	115,610
Fleury SA*	145,600	479,430
Fortis Healthcare Ltd.	7,920	41,191
Global Health Ltd.*	2,401	33,200
Gushengtang Holdings Ltd.	4,800	23,272
Hapvida Participacoes e Investimentos SA*(a)	83,200	65,333
HLB Life Science Co. Ltd.*	3,167	37,492
Huadong Medicine Co. Ltd., Class A	5,100	20,565
Hygeia Healthcare Holdings Co. Ltd.(a)	10,400	33,725
IHH Healthcare Bhd.	46,800	60,355
Jinxin Fertility Group Ltd.*(a)	73,500	20,403
KPJ Healthcare Bhd.	49,024	16,687
Krishna Institute of Medical Sciences Ltd.*(a)	864	22,224
Life Healthcare Group Holdings Ltd.	17,346	17,245

Investments	Shares	Value ($)
Max Healthcare Institute Ltd.	12,220	114,896
Medikaloka Hermina Tbk. PT(a)	367,500	30,392
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	6,389
Metro Healthcare Indonesia Tbk. PT*	286,700	2,980
Metropolis Healthcare Ltd.(a)	1,104	21,701
Middle East Healthcare Co.*	1,617	43,033
Mitra Keluarga Karyasehat Tbk. PT(a)	100,200	17,081
MLP Saglik Hizmetleri A/S, Class B*(a)	3,216	17,276
Mouwasat Medical Services Co.	1,460	46,252
Narayana Hrudayalaya Ltd.(a)	1,200	19,029
National Medical Care Co.	1,007	51,020
Netcare Ltd.	582,348	445,871
New Horizon Health Ltd.*(a)(b)	4,000	8,678
Odontoprev SA	9,490	23,201
Oncoclinicas do Brasil Servicos Medicos SA*	14,400	33,777
Rainbow Children’s Medicare Ltd.	2,496	36,597
Ramkhamhaeng Hospital PCL, NVDR	9,300	8,519
Rede D’Or Sao Luiz SA(a)	20,800	114,290
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	10,650	21,409
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	11,096
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	24,000	33,894
Sikarin PCL, NVDR	44,000	12,526
Siloam International Hospitals Tbk. PT	24,000	3,376
Sinopharm Group Co. Ltd., Class H	41,600	109,358
Thonburi Healthcare Group PCL, NVDR	9,300	12,386
Topchoice Medical Corp., Class A*	500	4,142
Universal Vision Biotechnology Co. Ltd.	2,226	19,558

		2,749,505

Health Care Technology - 0.0%(d)
Lunit, Inc.*	288	13,228

Hotels, Restaurants & Leisure - 1.4%
Abu Dhabi National Hotels	238,212	56,619
Alamar Foods	539	13,151
Alsea SAB de CV*	9,840	38,534
Ambassador Hotel (The)	142,849	209,257
Americana Restaurants International plc	40,848	34,587
Ananti, Inc.*	32,136	146,877
Asset World Corp. PCL, NVDR	171,900	19,284
Bloomberry Resorts Corp.*	93,100	18,489
Central Plaza Hotel PCL*	1,600	1,962
Central Plaza Hotel PCL, NVDR*	5,700	6,989
Chalet Hotels Ltd.*	2,891	27,053
China Travel International Investment Hong Kong Ltd.	122,000	20,288

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Devyani International Ltd.*	8,064	17,663
DoubleUGames Co. Ltd.*	4,680	147,275
DPC Dash Ltd.*	4,800	33,035
Easy Trip Planners Ltd.	16,003	9,086
EIH Ltd.	8,250	32,570
Erawan Group PCL (The), NVDR*	137,100	19,709
Genting Bhd.	52,000	51,890
Genting Malaysia Bhd.	61,100	34,877
Grand Korea Leisure Co. Ltd.*	1,323	12,589
H World Group Ltd.	26,000	80,489
Haichang Ocean Park Holdings Ltd.*(a)	54,000	5,803
Haidilao International Holding Ltd.(a)	21,164	33,192
Hana Tour Service, Inc.*	780	37,228
Helens International Holdings Co. Ltd.(b)	25,500	9,982
Indian Hotels Co. Ltd., Class A	14,744	87,468
Jahez International Co.*	3,648	28,600
Jiumaojiu International Holdings Ltd.(a)(b)	14,000	8,238
Jollibee Foods Corp.	7,840	35,374
Jubilant Foodworks Ltd.	8,112	50,751
Kangwon Land, Inc.*	2,240	25,192
Leejam Sports Co. JSC	884	45,542
Lemon Tree Hotels Ltd.*(a)	19,505	32,847
Lotte Tour Development Co. Ltd.*	1,961	13,356
Meituan, Class B*(a)	93,370	747,103
Minor International PCL, NVDR	49,500	42,555
MK Restaurants Group PCL, NVDR	4,800	4,905
Nayuki Holdings Ltd.*(a)	25,000	8,059
OPAP SA	2,756	47,959
Paradise Co. Ltd.*	421	3,990
Sapphire Foods India Ltd.*	800	13,974
Seera Group Holding*	7,002	55,268
Smartfit Escola de Ginastica e Danca SA	4,800	23,558
Sports Toto Bhd.	344,470	108,512
Sun International Ltd.	67,704	154,346
Tongcheng Travel Holdings Ltd.*(a)	19,200	39,003
Travellers International Hotel Group, Inc.*‡	209,900	—
TravelSky Technology Ltd., Class H	21,000	21,115
Trip.com Group Ltd.*	9,100	326,411
Tsogo Sun Ltd.(b)	239,356	148,514
Westlife Foodworld Ltd.	3,000	30,038
Wowprime Corp.	3,259	25,302
Yum China Holdings, Inc.(b)	7,124	246,419
Zomato Ltd.*	98,436	165,416

		3,658,293

Household Durables - 1.0%
Amber Enterprises India Ltd.*	935	49,957
Arcelik A/S	5,782	26,982
Bajaj Electricals Ltd.	2,173	27,419
Coway Co. Ltd.*	1,560	64,637

Investments	Shares	Value ($)
Crompton Greaves Consumer Electricals Ltd.	7,896	28,805
Cury Construtora e Incorporadora SA	52,000	194,693
Cyrela Brazil Realty SA Empreendimentos e Participacoes	119,600	541,227
Dixon Technologies India Ltd.(a)	715	51,583
Eureka Forbes Ltd.*	1,960	11,827
Gree Electric Appliances, Inc. of Zhuhai, Class A	15,600	76,593
Haier Smart Home Co. Ltd., Class A	15,000	46,612
Haier Smart Home Co. Ltd., Class H	41,600	117,340
Hanssem Co. Ltd.	303	10,829
LG Electronics, Inc.	3,172	222,217
LG Electronics, Inc. (Preference)	584	18,422
Merry Electronics Co. Ltd.	95,719	311,933
MRV Engenharia e Participacoes SA*	156,000	248,787
Nien Made Enterprise Co. Ltd.	3,000	32,157
PIK Group PJSC*‡	4,646	—
Shenzhen MTC Co. Ltd., Class A	9,600	6,325
Skyworth Group Ltd.(b)	520,000	164,303
TCL Electronics Holdings Ltd.	364,000	114,081
TTK Prestige Ltd.	1,825	17,296
Vestel Beyaz Esya Sanayi ve Ticaret A/S	18,669	10,705
Vestel Elektronik Sanayi ve Ticaret A/S*	57,824	117,100
Whirlpool of India Ltd.	674	10,946

		2,522,776

Household Products - 0.0%(d)
Blue Moon Group Holdings Ltd.(a)	48,000	10,868
Jyothy Labs Ltd.	6,860	42,555
Kimberly-Clark de Mexico SAB de CV, Class A	26,000	59,401
Unilever Indonesia Tbk. PT	75,200	14,773
Vinda International Holdings Ltd.	3,000	8,865

		136,462

Independent Power and Renewable Electricity Producers - 1.7%
Aboitiz Power Corp.	34,200	23,086
ACEN Corp.	100,197	7,564
ACWA Power Co.	2,184	139,772
Adani Green Energy Ltd.*	5,928	119,172
Adani Power Ltd.*	28,288	191,678
AES Brasil Energia SA*	9,600	22,130
Aksa Enerji Uretim A/S, Class B	3,760	4,466
Auren Energia SA	5,000	13,337
B Grimm Power PCL, NVDR	19,500	15,253
Banpu Power PCL, NVDR	19,300	7,888
BCPG PCL, NVDR	78,300	18,318
Canvest Environmental Protection Group Co. Ltd.(a)	208,000	110,156
CECEP Solar Energy Co. Ltd., Class A	9,600	6,739
CGN New Energy Holdings Co. Ltd.	520,000	121,066

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
CGN Power Co. Ltd., Class A	44,000	23,411
CGN Power Co. Ltd., Class H(a)	364,000	101,974
China Longyuan Power Group Corp. Ltd., Class A	18,300	48,455
China Longyuan Power Group Corp. Ltd., Class H	104,000	62,395
China National Nuclear Power Co. Ltd., Class A	43,900	50,690
China Power International Development Ltd.(b)	156,000	58,271
China Resources Power Holdings Co. Ltd.(b)	54,000	109,143
China Three Gorges Renewables Group Co. Ltd., Class A	47,000	29,000
China Yangtze Power Co. Ltd., Class A	36,400	123,707
CK Power PCL, NVDR	112,600	12,124
Colbun SA	169,153	23,949
Datang International Power Generation Co. Ltd., Class H	128,000	19,649
Electricity Generating PCL, NVDR	4,900	18,162
Energy Absolute PCL, NVDR	28,600	32,044
Eneva SA*	20,800	53,714
Engie Brasil Energia SA	5,700	46,813
First Gen Corp.	150,800	48,807
Fujian Funeng Co. Ltd., Class A	12,740	14,711
Galata Wind Enerji A/S	78,520	67,745
GD Power Development Co. Ltd., Class A	42,500	26,461
Global Power Synergy PCL, NVDR	13,700	19,018
Guangdong Electric Power Development Co. Ltd., Class A*	4,900	3,317
Guangdong Electric Power Development Co. Ltd., Class B*	14,400	3,850
Gulf Energy Development PCL, NVDR	88,400	108,390
Huadian Power International Corp. Ltd., Class A	26,500	22,405
Huadian Power International Corp. Ltd., Class H	38,000	18,229
Huaneng Power International, Inc., Class A*	24,000	29,283
Huaneng Power International, Inc., Class H*	106,000	59,799
Hubei Energy Group Co. Ltd., Class A	4,700	2,835
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	9,800	5,528
Jaiprakash Power Ventures Ltd.*	178,320	39,832
Jilin Electric Power Co. Ltd., Class A	28,800	16,005
JSW Energy Ltd.	9,048	54,995
Malakoff Corp. Bhd.	1,123,200	156,726
Margun Enerji Uretim Sanayi ve Ticaret A/S	12,974	5,708
Mega First Corp. Bhd.	275,600	227,822
NHPC Ltd.	115,284	126,260

Investments	Shares	Value ($)
NLC India Ltd.	8,784	27,428
NTPC Ltd.	141,563	541,236
OGK-2 PJSC‡	11,431,280	—
Ratch Group PCL, NVDR	24,500	20,890
Reliance Power Ltd.*	1,212,952	435,264
Serena Energia SA*	78,000	152,335
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	267,592	147,889
Shanghai Electric Power Co. Ltd., Class A	10,000	11,059
Shenergy Co. Ltd., Class A	4,900	4,948
Shenzhen Energy Group Co. Ltd., Class A	10,600	9,154
Shinfox Energy Co. Ltd.	4,032	14,170
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	20,333
Terna Energy SA	1,276	20,846
TPI Polene Power PCL, NVDR	1,126,800	106,717
Unipro PJSC*‡	5,337,000	—
Wintime Energy Group Co. Ltd., Class A*	76,800	14,013
Xinyi Energy Holdings Ltd.	95,265	13,283
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	28,800	21,581
Zorlu Enerji Elektrik Uretim A/S*	49,256	7,564

		4,240,562

Industrial Conglomerates - 2.3%
3M India Ltd.	100	41,434
Aamal Co.	718,328	170,852
Aboitiz Equity Ventures, Inc.	71,240	61,376
AG Anadolu Grubu Holding A/S	3,478	26,248
Alarko Holding A/S	2,646	9,357
Alfa SAB de CV, Class A	98,800	77,887
Alliance Global Group, Inc.	56,400	11,361
Alpha Dhabi Holding PJSC*	43,628	210,957
AntarChile SA	3,206	23,907
Apar Industries Ltd.	240	18,269
Arabi Group Holding KSC*	8,064	15,231
Astra Industrial Group	1,456	50,085
Astra International Tbk. PT	608,400	197,595
Ayala Corp.	7,280	87,807
Bidvest Group Ltd. (The)	5,568	73,895
China Baoan Group Co. Ltd., Class A	10,400	15,644
CITIC Ltd.	208,000	200,091
CJ Corp.*	343	24,132
DMCI Holdings, Inc.	121,000	23,084
Doosan Co. Ltd.*	352	23,789
Dubai Investments PJSC	52,704	33,864
Far Eastern New Century Corp.	104,000	102,673
Fosun International Ltd.(b)	48,000	25,175
Godrej Industries Ltd.*	1,296	14,044
Grupo Carso SAB de CV, Series A1(b)	10,400	97,706
GS Holdings Corp.*	2,080	72,157
GT Capital Holdings, Inc.	2,400	28,372
Hanwha Corp.*	1,692	34,546

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
HAP Seng Consolidated Bhd.	11,900	11,749
Hong Leong Industries Bhd.	31,200	61,015
Hosken Consolidated Investments Ltd.*	26,676	254,070
Hyosung Corp.*	201	9,458
Industries Qatar QSC	49,920	164,526
International Holding Co. PJSC*	12,636	1,375,082
JG Summit Holdings, Inc.	83,211	56,612
KOC Holding A/S	21,736	115,113
LG Corp.*	3,380	207,665
Lotte Corp.*	672	14,627
LT Group, Inc.	98,000	16,538
LX Holdings Corp.*	752	3,950
Multiply Group PJSC*	106,998	84,190
Mytilineos SA	2,970	122,594
National Industries Group Holding SAK	35,856	27,859
Q Holding PJSC*	32,256	27,751
Quinenco SA	8,136	27,585
Reunert Ltd.	81,900	264,916
Samsung C&T Corp.	2,710	280,208
San Miguel Corp.	13,510	25,918
Shanghai Industrial Holdings Ltd.	166,000	203,432
Siemens Ltd.	1,612	80,371
Sigdo Koppers SA	97,968	134,902
Sime Darby Bhd.	86,200	44,285
SK Square Co. Ltd.*	1,456	56,619
SK, Inc.	1,144	157,288
SM Investments Corp.	8,840	141,327
Sunway Bhd.	44,100	24,987
Turkiye Sise ve Cam Fabrikalari A/S	38,324	62,265

		5,828,440

Industrial REITs - 0.7%
Equites Property Fund Ltd., REIT	362,180	280,222
ESR Kendall Square REIT Co. Ltd., REIT	3,896	10,976
FIBRA Macquarie Mexico, REIT(a)	323,504	621,750
Frasers Property Thailand Industrial Freehold & Leasehold REIT, REIT	630,000	181,129
Prologis Property Mexico SA de CV, REIT	9,583	39,576
TF Administradora Industrial S de RL de CV, REIT	345,120	740,856

		1,874,509

Insurance - 2.5%
Al Rajhi Co. for Co-operative Insurance*	1,762	29,695
Allianz Malaysia Bhd.	26,000	105,209
Anadolu Anonim Turk Sigorta Sirketi*	6,624	15,532
Bangkok Insurance PCL, NVDR	10,400	89,995
BB Seguridade Participacoes SA	10,400	72,089
Bupa Arabia for Cooperative Insurance Co.	1,248	68,755
Caixa Seguridade Participacoes SA	15,000	42,895

Investments	Shares	Value ($)
Capital Financial Indonesia Tbk. PT*	156,800	7,353
Cathay Financial Holding Co. Ltd.	312,000	440,097
Central Reinsurance Co. Ltd.*	46,721	34,407
China Development Financial Holding Corp.*	449,312	172,981
China Life Insurance Co. Ltd., Class H	110,000	126,362
China Pacific Insurance Group Co. Ltd., Class A	20,100	69,599
China Pacific Insurance Group Co. Ltd., Class H	72,800	133,358
China Taiping Insurance Holdings Co. Ltd.	31,800	26,360
Co. for Cooperative Insurance (The)	1,264	41,391
DB Insurance Co. Ltd.*	1,248	82,193
Dhipaya Group Holdings PCL, NVDR	130,000	109,013
Discovery Ltd.	14,768	109,997
Fubon Financial Holding Co. Ltd.	260,000	535,791
General Insurance Corp. of India(a)	7,546	34,234
Hanwha Life Insurance Co. Ltd.*	12,318	28,011
HDFC Life Insurance Co. Ltd.(a)	17,680	122,758
Hyundai Marine & Fire Insurance Co. Ltd.*	1,262	32,055
ICICI Lombard General Insurance Co. Ltd.(a)	3,830	69,047
ICICI Prudential Life Insurance Co. Ltd.(a)	5,670	34,361
Korean Reinsurance Co.*	53,560	304,188
LPI Capital Bhd.	4,900	12,825
Max Financial Services Ltd.*	2,721	29,171
Mercuries & Associates Holding Ltd.*	272,480	107,949
Mercuries Life Insurance Co. Ltd.*	1,380,057	212,523
Mirae Asset Life Insurance Co. Ltd.*	21,216	91,881
Momentum Metropolitan Holdings	43,244	48,757
New China Life Insurance Co. Ltd., Class A	4,700	20,032
New China Life Insurance Co. Ltd., Class H	26,000	46,431
Old Mutual Ltd.	136,136	91,129
OUTsurance Group Ltd.	10,487	23,597
PB Fintech Ltd.*	5,512	66,534
People’s Insurance Co. Group of China Ltd. (The), Class H	237,000	73,672
PICC Property & Casualty Co. Ltd., Class H	208,000	258,628
Ping An Insurance Group Co. of China Ltd., Class A	26,100	147,267
Ping An Insurance Group Co. of China Ltd., Class H	182,000	761,316
Porto Seguro SA*	5,000	26,998
Qatar Insurance Co. SAQ*	85,176	53,805
Qualitas Controladora SAB de CV	5,200	57,578
Samsung Fire & Marine Insurance Co. Ltd.*	936	185,145

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Samsung Life Insurance Co. Ltd.	2,704	140,402
Sanlam Ltd.	51,740	198,712
Santam Ltd.	723	11,282
SBI Life Insurance Co. Ltd.(a)	6,864	115,812
Shin Kong Financial Holding Co. Ltd.*	391,264	105,005
Shinkong Insurance Co. Ltd.	104,000	229,269
Star Health & Allied Insurance Co. Ltd.*	1,470	10,247
Syarikat Takaful Malaysia Keluarga Bhd.	260,000	208,330
Thai Life Insurance PCL, NVDR	63,600	14,969
Tongyang Life Insurance Co. Ltd.*	14,215	52,508
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	11,000	17,111

		6,356,611

Interactive Media & Services - 2.0%
AfreecaTV Co. Ltd.*	275	21,449
Autohome, Inc., Class A	5,000	29,838
Baidu, Inc., Class A*	37,550	487,073
Dear U Co. Ltd.*	423	9,445
Info Edge India Ltd.	1,396	84,584
JOYY, Inc., ADR	1,092	33,481
Kakao Corp.*	5,304	208,639
Kuaishou Technology*(a)	41,600	208,073
Meitu, Inc.*(a)(b)	48,000	14,245
NAVER Corp.	2,444	367,154
Tencent Holdings Ltd.	104,900	3,631,193
Weibo Corp., Class A(b)	1,960	15,457

		5,110,631

IT Services - 1.5%
Al Moammar Information Systems Co.	505	17,883
Arabian Internet & Communications Services Co.	384	33,586
Chinasoft International Ltd.	46,000	26,186
Coforge Ltd.	1,092	82,187
Cyient Ltd.	1,392	33,085
Elm Co.	416	100,059
GDS Holdings Ltd., Class A*(b)	14,700	9,741
Happiest Minds Technologies Ltd.	2,940	31,015
HCL Technologies Ltd.	18,044	342,438
Hyundai Autoever Corp.*	94	10,424
Infosys Ltd.	68,900	1,378,021
Jasmine Technology Solution PCL, NVDR*	4,100	8,927
Kingsoft Cloud Holdings Ltd.*	96,000	16,088
LTIMindtree Ltd.(a)	1,553	101,893
Mphasis Ltd.	1,296	40,553
Perfect Presentation For Commercial Services Co.*	32,812	240,615
Persistent Systems Ltd.	974	97,972
Posco DX Co. Ltd.*	816	35,033
Samsung SDS Co. Ltd.	1,248	142,132
Sonata Software Ltd.	5,708	52,788
Systex Corp.	8,208	30,289
Tata Consultancy Services Ltd.	16,952	778,963
Tech Mahindra Ltd.	11,128	178,711

Investments	Shares	Value ($)
Wipro Ltd.	22,724	130,840

		3,919,429

Leisure Products - 0.2%
Ferretti SpA	72,800	230,490
Fusheng Precision Co. Ltd.	1,000	7,237
Giant Manufacturing Co. Ltd.	5,181	29,547
GOLFZON Co. Ltd.*	1,820	109,365
Johnson Health Tech Co. Ltd.	2,000	4,147
Merida Industry Co. Ltd.	1,000	5,479
Topkey Corp.	34,563	201,529

		587,794

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	2,132	94,236
EirGenix, Inc.*	6,144	18,491
Genscript Biotech Corp.*(b)	8,000	13,263
LegoChem Biosciences, Inc.*	816	30,814
Peptron, Inc.*	672	12,160
Samsung Biologics Co. Ltd.*(a)	312	196,366
ST Pharm Co. Ltd.*	141	6,540
Syngene International Ltd.(a)	4,200	37,957
WuXi AppTec Co. Ltd., Class A	4,760	35,934
WuXi AppTec Co. Ltd., Class H(a)(b)	5,218	36,045

		481,806

Machinery - 1.2%
Action Construction Equipment Ltd.	1,488	17,506
AIA Engineering Ltd.	600	29,676
Airtac International Group	1,913	57,452
Ashok Leyland Ltd.	25,532	54,081
China CSSC Holdings Ltd., Class A	10,700	45,590
China International Marine Containers Group Co. Ltd., Class A	9,600	10,684
China International Marine Containers Group Co. Ltd., Class H(b)	9,400	6,541
Cochin Shipyard Ltd.(a)	4,212	46,267
Craftsman Automation Ltd.	343	18,076
Creative & Innovative System*	2,703	19,321
CSBC Corp. Taiwan*	29,992	17,296
Cummins India Ltd.	2,520	69,608
Doosan Bobcat, Inc.	1,352	51,562
Doosan Robotics, Inc.*	336	17,295
Elgi Equipments Ltd.	3,360	24,879
Escorts Kubota Ltd.	564	20,261
GMM Pfaudler Ltd.	490	9,158
Grindwell Norton Ltd.	771	21,990
Haitian International Holdings Ltd.	16,000	35,655
Hana Technology Co. Ltd.*	245	9,674
Hanwha Ocean Co. Ltd.*	937	15,410
HD Hyundai Construction Equipment Co. Ltd.*	5,252	200,691
HD Hyundai Heavy Industries Co. Ltd.*	282	24,108
HD Hyundai Infracore Co. Ltd.*	3,822	22,108
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	1,404	119,398

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hiwin Technologies Corp.	5,535	38,905
Hyundai Elevator Co. Ltd.*	676	20,564
Hyundai Mipo Dockyard Co. Ltd.*	400	20,260
Hyundai Rotem Co. Ltd.*	1,175	24,959
Jiangsu Hengli Hydraulic Co. Ltd., Class A	4,800	32,599
Jupiter Wagons Ltd.	4,848	23,585
Kangwon Energy Co. Ltd.*	637	6,219
Kaori Heat Treatment Co. Ltd.	1,000	7,253
Kenmec Mechanical Engineering Co. Ltd.	7,824	15,173
Kinik Co.	6,000	42,077
Kirloskar Oil Engines Ltd.	3,216	27,531
KSB Ltd.	539	23,679
Lakshmi Machine Works Ltd.	312	51,547
LK Technology Holdings Ltd.	22,000	8,612
Marcopolo SA	81,626	102,423
Marcopolo SA (Preference)	260,000	420,959
Morimatsu International Holdings Co. Ltd.*(a)	211,000	106,077
MTAR Technologies Ltd.*(a)	816	20,640
Ningbo Deye Technology Co. Ltd., Class A	900	8,470
Otokar Otomotiv ve Savunma Sanayi A/S*	1,440	23,111
Pentamaster Corp. Bhd.	30,600	26,136
People & Technology, Inc.*	441	11,978
Rainbow Robotics*	144	15,547
Sam Engineering & Equipment M Bhd.	4,700	3,518
Samsung Heavy Industries Co. Ltd.*	11,908	65,221
Sany Heavy Equipment International Holdings Co. Ltd.(b)	12,000	7,783
Sany Heavy Industry Co. Ltd., Class A	14,100	25,668
Schaeffler India Ltd.	846	31,899
SFA Engineering Corp.	7,436	150,709
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	4,800	917
Shin Zu Shing Co. Ltd.	5,760	27,420
Sinotruk Hong Kong Ltd.	26,000	59,069
SK oceanplant Co. Ltd.*	1,219	14,056
SKF India Ltd.	385	21,752
Sunonwealth Electric Machine Industry Co. Ltd.	1,942	7,228
Thermax Ltd.	576	22,066
Tian Di Science & Technology Co. Ltd., Class A	4,900	3,911
Timken India Ltd.	329	13,421
Titagarh Rail System Ltd.	2,400	31,584
Turk Traktor ve Ziraat Makineleri A/S	1,352	35,979
UWC Bhd.*	20,400	13,672
Vesuvius India Ltd.	336	14,363
Waffer Technology Corp.	5,280	17,122
Weichai Power Co. Ltd., Class A	26,000	53,488
Weichai Power Co. Ltd., Class H	52,000	91,797

Investments	Shares	Value ($)
XCMG Construction Machinery Co. Ltd., Class A	28,800	22,584
Yangzijiang Shipbuilding Holdings Ltd.	78,000	98,058
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,800	14,040
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	10,000	11,551
Zhuzhou CRRC Times Electric Co. Ltd., Class H	11,800	28,952
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	17,750
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	29,200	15,539

		2,963,708

Marine Transportation - 0.4%
Cia Sud Americana de Vapores SA	402,367	28,925
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	78,000	81,919
Evergreen Marine Corp. Taiwan Ltd.	29,023	139,554
Far-Eastern Shipping Co. plc*‡	302,500	—
Gulf Navigation Holding PJSC*	14,976	28,542
HMM Co. Ltd.*	6,916	99,958
Korea Line Corp.*	63,804	97,046
Log-in Logistica Intermodal SA*	4,212	31,753
MISC Bhd.	36,400	56,562
Orient Overseas International Ltd.(b)	3,500	52,115
Pan Ocean Co. Ltd.*	6,321	17,310
Qatar Navigation QSC	32,552	92,533
Regional Container Lines PCL, NVDR	109,200	77,720
Shanghai Zhonggu Logistics Co. Ltd., Class A	7,252	7,273
Shipping Corp. of India Land & Assets Ltd.*‡	61,005	28,349
Transcoal Pacific Tbk. PT	14,100	6,567
U-Ming Marine Transport Corp.	14,000	21,381
Wan Hai Lines Ltd.	52,000	81,241
Wisdom Marine Lines Co. Ltd.	11,898	19,501
Yang Ming Marine Transport Corp.	55,000	84,083

		1,052,332

Media - 0.6%
Affle India Ltd.*	3,050	45,579
Arabian Contracting Services Co.	240	16,652
Astro Malaysia Holdings Bhd.	707,200	53,825
Cheil Worldwide, Inc.	1,392	19,159
China Literature Ltd.*(a)	6,200	17,964
China South Publishing & Media Group Co. Ltd., Class A	9,600	15,056
Chinese Universe Publishing and Media Group Co. Ltd., Class A	4,800	9,902
Elang Mahkota Teknologi Tbk. PT	201,600	5,928
Focus Media Information Technology Co. Ltd., Class A	38,100	29,983
Grupo Televisa SAB, Series CPO(b)	1,248,816	754,721

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Innocean Worldwide, Inc.	8,892	145,241
Megacable Holdings SAB de CV(b)	33,360	86,005
MultiChoice Group*	7,200	29,034
Network18 Media & Investments Ltd.*	9,120	12,849
Saudi Research & Media Group*	605	33,557
VGI PCL, NVDR	2,366,000	105,371
Zee Entertainment Enterprises Ltd.*	18,512	38,587

		1,419,413

Metals & Mining - 4.9%
Adaro Minerals Indonesia Tbk. PT*	120,400	11,254
African Rainbow Minerals Ltd.	3,744	37,338
Al Masane Al Kobra Mining Co.	1,403	20,203
Alrosa PJSC‡	85,800	—
Aluminum Corp. of China Ltd., Class A	4,800	3,804
Aluminum Corp. of China Ltd., Class H	104,000	50,555
Amman Mineral Internasional PT*	208,000	99,189
Aneka Tambang Tbk.	201,400	19,783
Angang Steel Co. Ltd., Class H	38,000	6,222
Anglo American Platinum Ltd.	1,560	66,849
APL Apollo Tubes Ltd.	3,565	64,538
Baoshan Iron & Steel Co. Ltd., Class A	62,400	53,452
Beijing Shougang Co. Ltd., Class A*	10,600	4,710
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S*	720	14,521
Bradespar SA	15,600	66,017
Bradespar SA (Preference)	114,400	527,651
Bumi Resources Minerals Tbk. PT*	1,235,000	12,131
CAP SA	29,588	213,237
Century Iron & Steel Industrial Co. Ltd.	2,544	17,800
China Gold International Resources Corp. Ltd.	4,900	20,340
China Hongqiao Group Ltd.(b)	78,000	57,074
China Metal Recycling Holdings Ltd.*‡	51,000	—
China Nonferrous Mining Corp. Ltd.(b)	63,000	44,406
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	9,300	21,865
China Steel Corp.	214,000	171,955
China Zhongwang Holdings Ltd.*‡	699,600	—
Chung Hung Steel Corp.	23,000	17,489
Cia de Ferro Ligas da Bahia FERBASA (Preference)	65,200	136,441
Cia Siderurgica Nacional SA	20,800	74,636
Citic Pacific Special Steel Group Co. Ltd., Class A	10,600	20,375
CMOC Group Ltd., Class A	43,200	32,312
CMOC Group Ltd., Class H	156,000	85,411
CSN Mineracao SA	9,600	13,212
Dongkuk Steel Mill Co. Ltd.*	21,664	185,531
DRDGOLD Ltd.	10,054	8,028

Investments	Shares	Value ($)
Eregli Demir ve Celik Fabrikalari TAS*	42,848	60,917
EVERGREEN Steel Corp.	6,672	24,088
Ezz Steel Co. SAE*	75,744	194,140
Feng Hsin Steel Co. Ltd.	15,408	33,426
GEM Co. Ltd., Class A	28,800	18,051
Gerdau SA (Preference)	32,670	139,114
Gloria Material Technology Corp.	35,133	53,430
Godawari Power and Ispat Ltd.	29,484	270,400
Gold Fields Ltd.	15,600	233,001
Grupo Mexico SAB de CV, Series B	93,600	483,981
Harmony Gold Mining Co. Ltd.	15,633	98,679
Henan Shenhuo Coal & Power Co. Ltd., Class A	9,700	22,428
Hesteel Co. Ltd., Class A	37,600	10,893
Hindalco Industries Ltd.	43,888	306,182
Hindustan Copper Ltd.	16,483	57,372
Hsin Kuang Steel Co. Ltd.	110,384	196,790
Huaibei Mining Holdings Co. Ltd., Class A	9,400	22,690
Hunan Valin Steel Co. Ltd., Class A	23,500	17,839
Hyundai Steel Co.*	2,238	56,174
Impala Platinum Holdings Ltd.	26,752	105,390
Industrias CH SAB de CV, Class B, Series B*	2,047	22,752
Industrias Penoles SAB de CV*(b)	2,585	34,065
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	70,500	13,944
Inner Mongolia ERDOS Resources Co. Ltd., Class A	6,272	8,675
Inner Mongolia ERDOS Resources Co. Ltd., Class B	10,388	8,736
Jai Balaji Industries Ltd.*	2,016	26,712
Jiangxi Copper Co. Ltd., Class A	9,400	23,567
Jiangxi Copper Co. Ltd., Class H	52,000	72,639
Jindal Saw Ltd.	4,128	25,938
Jindal Stainless Ltd.	9,672	67,179
Jindal Steel & Power Ltd.	13,780	125,639
JSW Steel Ltd.	21,632	213,249
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	4,508	3,280
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	25,039	22,148
KG DONGBUSTEEL	17,472	99,099
Kirloskar Ferrous Industries Ltd.	29,640	227,840
Korea Zinc Co. Ltd.	364	129,138
Koza Altin Isletmeleri A/S	27,440	18,773
Koza Anadolu Metal Madencilik Isletmeleri A/S*	82,680	134,058
Kumba Iron Ore Ltd.	1,560	46,385
Lloyds Metals & Energy Ltd.*	2,064	14,082
Maanshan Iron & Steel Co. Ltd., Class A	21,200	7,795
Maanshan Iron & Steel Co. Ltd., Class H	22,000	3,321
Magnitogorsk Iron & Steel Works PJSC*‡	45,174	—

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Maharashtra Seamless Ltd.	1,680	21,300
Merdeka Battery Materials Tbk. PT*	456,000	19,072
Merdeka Copper Gold Tbk. PT*	225,762	38,628
Metalurgica Gerdau SA (Preference)	23,400	46,932
Minsur SA	402,844	439,555
MMC Norilsk Nickel PJSC‡	2,090	—
MMG Ltd.*	84,000	21,383
National Aluminium Co. Ltd.	25,680	46,030
Nickel Asia Corp.	2,483,200	213,495
NMDC Ltd.	34,372	90,996
NMDC Steel Ltd.*	515,580	432,424
Northam Platinum Holdings Ltd.	11,180	75,819
Novolipetsk Steel PJSC*‡	51,150	—
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	14,100	5,538
PMB Technology Bhd.*	4,700	2,514
Polyus PJSC*‡	1,155	—
Poongsan Corp.	7,436	217,846
POSCO Holdings, Inc.	2,028	647,307
Posco M-Tech Co. Ltd.*	931	16,183
Press Metal Aluminium Holdings Bhd.	62,400	62,532
Qatar Aluminum Manufacturing Co.	42,858	15,067
Ramkrishna Forgings Ltd.	3,648	33,537
Raspadskaya OJSC*‡	4,240	—
Ratnamani Metals & Tubes Ltd.	576	24,793
Sam-A Aluminum Co. Ltd.*	96	6,330
Sarda Energy & Minerals Ltd.	67,600	203,833
Saudi Arabian Mining Co.*	21,273	263,211
SeAH Besteel Holdings Corp.*	6,084	100,059
SeAH Steel Holdings Corp.	780	127,404
Severstal PAO*‡	5,995	—
Shandong Gold Mining Co. Ltd., Class A	10,000	28,651
Shandong Gold Mining Co. Ltd., Class H(a)	12,250	17,645
Shandong Nanshan Aluminum Co. Ltd., Class A	18,800	7,515
Shanxi Meijin Energy Co. Ltd., Class A*	9,400	7,018
Shanxi Taigang Stainless Steel Co. Ltd., Class A	15,900	7,906
Shougang Fushan Resources Group Ltd.	96,000	37,947
Sibanye Stillwater Ltd.	84,188	103,567
Steel Authority of India Ltd.	48,998	72,278
TA Chen Stainless Pipe	61,800	73,253
Tata Steel Ltd.	236,964	387,931
TCC Steel*	240	8,991
Tiangong International Co. Ltd.	624,000	134,103
Tianshan Aluminum Group Co. Ltd., Class A	10,600	7,722
Tongling Nonferrous Metals Group Co. Ltd., Class A	29,400	12,367
Trimegah Bangun Persada Tbk. PT	225,600	12,938

Investments	Shares	Value ($)
Tung Ho Steel Enterprise Corp.	17,050	40,202
United Co. RUSAL International PJSC*‡	75,100	—
Usha Martin Ltd.	6,762	30,279
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	213,200	396,533
Vale Indonesia Tbk. PT	28,200	6,916
Vale SA	105,300	1,444,037
Vedanta Ltd.	30,992	102,201
VSMPO-AVISMA Corp. PJSC‡	53	—
Welspun Corp. Ltd.	5,280	37,347
Western Mining Co. Ltd., Class A	4,800	9,507
Western Superconducting Technologies Co. Ltd., Class A	1,052	5,194
Xiamen Tungsten Co. Ltd., Class A	3,900	8,284
YC INOX Co. Ltd.	156,000	129,836
Young Poong Corp.*	208	82,287
Yunnan Aluminium Co. Ltd., Class A	6,300	9,407
Yunnan Copper Co. Ltd., Class A	4,800	6,753
Yunnan Tin Co. Ltd., Class A	9,600	16,821
Zhaojin Mining Industry Co. Ltd., Class H(b)	24,500	22,879
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,840	16,800
Zijin Mining Group Co. Ltd., Class A	36,400	61,042
Zijin Mining Group Co. Ltd., Class H(b)	104,000	154,059

		12,604,332

Multi-Utilities - 0.1%
Dubai Electricity & Water Authority PJSC	146,588	100,174
Power & Water Utility Co. for Jubail & Yanbu	1,225	20,253
Qatar Electricity & Water Co. QSC	9,684	46,093
YTL Corp. Bhd.	145,600	72,030
YTL Power International Bhd.	84,831	73,712

		312,262

Office REITs - 0.0%(d)
AREIT, Inc., REIT	30,000	17,346
Embassy Office Parks REIT, REIT	8,680	37,540
JR Global Reit, REIT	7,119	21,709
RL Commercial REIT, Inc., REIT	164,500	15,750
Shinhan Alpha REIT Co. Ltd., REIT	3,773	18,375

		110,720

Oil, Gas & Consumable Fuels - 5.3%
3R Petroleum Oleo E Gas SA*	109,232	605,285
Adaro Energy Indonesia Tbk. PT	405,700	61,703
ADNOC Logistics & Services	21,792	23,317
Aegis Logistics Ltd.	4,841	22,015
AKR Corporindo Tbk. PT	140,000	14,373
Aldrees Petroleum and Transport Services Co.	576	24,883
Bangchak Corp. PCL, NVDR	14,000	16,574
Bangchak Sriracha PCL, NVDR	358,800	87,481

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Banpu PCL, NVDR	93,200	16,288
Bashneft PJSC‡	1,305	—
Bashneft PJSC (Preference)‡	1,163	—
Bayan Resources Tbk. PT	140,400	175,278
Bharat Petroleum Corp. Ltd.	30,147	182,366
Bukit Asam Tbk. PT	106,000	17,532
Bumi Resources Tbk. PT*	5,042,100	29,077
CGN Mining Co. Ltd.*	25,000	6,012
Chennai Petroleum Corp. Ltd.	21,840	224,597
China Coal Energy Co. Ltd., Class A	16,100	27,269
China Coal Energy Co. Ltd., Class H(b)	53,000	58,036
China Merchants Energy Shipping Co. Ltd., Class A	14,100	12,824
China Petroleum & Chemical Corp., Class A	135,200	112,234
China Petroleum & Chemical Corp., Class H	668,000	346,935
China Shenhua Energy Co. Ltd., Class A	18,900	97,718
China Shenhua Energy Co. Ltd., Class H	104,000	393,131
China Suntien Green Energy Corp. Ltd., Class H	50,000	17,269
Coal India Ltd.	66,664	326,040
Cosan SA	36,400	134,591
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	8,600	15,788
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(b)	16,000	14,880
Dana Gas PJSC	2,506,140	504,237
Ecopetrol SA	155,428	92,793
Empresas Copec SA	11,076	70,246
Exxaro Resources Ltd.	6,500	65,448
Formosa Petrochemical Corp.	20,736	49,423
Gazprom PJSC*‡	412,500	—
Great Eastern Shipping Co. Ltd. (The)	46,072	549,549
Guanghui Energy Co. Ltd., Class A	15,100	14,828
Gujarat Mineral Development Corp. Ltd.	3,024	16,678
Harum Energy Tbk. PT*	1,206,400	89,830
HD Hyundai Co. Ltd.	1,196	63,983
Helleniq Energy Holdings SA	1,316	10,593
Hibiscus Petroleum Bhd.	303,480	170,026
Hindustan Petroleum Corp. Ltd.*	19,344	107,908
Indian Oil Corp. Ltd.	114,348	202,344
Indo Tambangraya Megah Tbk. PT	9,400	16,113
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	10,200	20,984
Inner Mongolia Yitai Coal Co. Ltd., Class B	33,300	62,837
IRPC PCL, NVDR	401,800	22,085
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	4,900	8,326
Jizhong Energy Resources Co. Ltd., Class A	4,800	5,041
LUKOIL PJSC‡	12,265	—

Investments	Shares	Value ($)
Mangalore Refinery & Petrochemicals Ltd.*	5,520	11,769
Medco Energi Internasional Tbk. PT	178,600	13,808
MOL Hungarian Oil & Gas plc	10,244	84,383
Motor Oil Hellas Corinth Refineries SA	1,744	47,891
Nanjing Tanker Corp., Class A*	9,800	4,136
Novatek PJSC‡	20,020	—
Oil & Natural Gas Corp. Ltd.	119,392	362,660
Oil India Ltd.	13,404	68,841
Petrindo Jaya Kreasi Tbk. PT*	24,000	10,000
PetroChina Co. Ltd., Class H	624,000	451,003
Petroleo Brasileiro SA	109,200	931,750
Petroleo Brasileiro SA (Preference)	135,200	1,106,806
Petronas Dagangan Bhd.	4,900	22,107
Petronet LNG Ltd.	21,684	70,266
Petroreconcavo SA	62,400	291,093
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	9,800	15,697
PRIO SA	25,300	224,936
PTT Exploration & Production PCL	469	1,976
PTT Exploration & Production PCL, NVDR	46,331	195,889
PTT PCL, NVDR	244,400	232,499
Qatar Fuel QSC	13,156	56,729
Qatar Gas Transport Co. Ltd.	57,526	54,824
Rabigh Refining & Petrochemical Co.*	10,752	26,205
Reliance Industries Ltd.	69,056	2,372,653
Rosneft Oil Co. PJSC‡	72,122	—
Rosneft Oil Co. PJSC, GDR*‡(a)	1,920	—
Saudi Arabian Oil Co.(a)	74,256	605,913
Semirara Mining & Power Corp., Class A	42,200	23,238
Shaanxi Coal Industry Co. Ltd., Class A	26,000	87,565
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	7,050	9,496
Shandong Xinchao Energy Corp. Ltd., Class A*	4,900	1,904
Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,400	13,734
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	10,000	33,010
SK Discovery Co. Ltd.	4,108	119,733
SK Gas Ltd.	48	5,492
SK Innovation Co. Ltd.*	1,768	155,121
S-Oil Corp.	1,443	73,845
Star Petroleum Refining PCL, NVDR	33,500	7,932
Surgutneftegas PJSC‡	319,000	—
Surgutneftegas PJSC (Preference)‡	225,500	—
Tatneft PJSC‡	26,900	—
Tatneft PJSC (Preference)‡	3,870	—
Thai Oil PCL, NVDR	36,402	56,177
Thungela Resources Ltd.	4,116	26,539

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Transneft PJSC (Preference)‡	55	—
Turkiye Petrol Rafinerileri A/S	24,544	121,328
Ultrapar Participacoes SA	12,238	69,771
United Tractors Tbk. PT	41,600	60,502
Vista Energy SAB de CV, ADR*	2,288	74,955
Yancoal Australia Ltd.(a)	9,400	36,675
Yankuang Energy Group Co. Ltd., Class A	7,950	25,302
Yankuang Energy Group Co. Ltd., Class H(b)	69,000	141,579

		13,614,500

Paper & Forest Products - 0.6%
Century Plyboards India Ltd.	3,256	30,784
Century Textiles & Industries Ltd.	2,118	36,368
Chung Hwa Pulp Corp.	16,800	12,104
Dexco SA*	14,700	23,027
Dongwha Enterprise Co. Ltd.*	441	20,585
Empresas CMPC SA	26,895	43,718
Indah Kiat Pulp & Paper Tbk. PT	90,900	45,075
JK Paper Ltd.	39,780	209,406
Lee & Man Paper Manufacturing Ltd.(b)	1,144,000	307,320
Longchen Paper & Packaging Co. Ltd.	364,000	161,070
Nine Dragons Paper Holdings Ltd.*	55,000	20,403
Pabrik Kertas Tjiwi Kimia Tbk. PT	556,400	220,374
Sappi Ltd.(b)	16,314	39,086
Shandong Sun Paper Industry JSC Ltd., Class A	9,400	15,908
Shihlin Paper Corp.*	9,648	16,430
Suzano SA	20,800	217,299
YFY, Inc.	22,472	21,539

		1,440,496

Passenger Airlines - 0.5%
Aegean Airlines SA*	1,056	14,086
Aeroflot PJSC*‡	74,029	—
Air Arabia PJSC	68,952	55,943
Asiana Airlines, Inc.*	1,104	10,042
Azul SA (Preference)*	11,500	31,187
Bangkok Airways PCL, NVDR	39,100	16,201
China Airlines Ltd.	61,000	39,758
China Eastern Airlines Corp. Ltd., Class A*	14,300	7,449
China Eastern Airlines Corp. Ltd., Class H*(b)	46,000	11,416
China Southern Airlines Co. Ltd., Class A*	14,100	11,312
China Southern Airlines Co. Ltd., Class H*(b)	24,000	8,873
Eva Airways Corp.	104,000	104,999
Hainan Airlines Holding Co. Ltd., Class A*	67,200	12,823
Hanjin Kal Corp.*	816	44,632
InterGlobe Aviation Ltd.*(a)	4,004	142,783
Jazeera Airways Co. KSCP	4,053	15,008
Jeju Air Co. Ltd.*	16,692	155,333
Jin Air Co. Ltd.*	10,556	103,610
Korean Air Lines Co. Ltd.*	5,408	91,170

Investments	Shares	Value ($)
Latam Airlines Group SA*	7,553,599	93,121
Pegasus Hava Tasimaciligi A/S*	1,081	26,808
Spring Airlines Co. Ltd., Class A*	4,600	33,541
Turk Hava Yollari AO*	20,835	187,277

		1,217,372

Personal Care Products - 0.5%
Amorepacific Corp.*	687	60,740
AMOREPACIFIC Group*	611	11,262
Colgate-Palmolive India Ltd.	2,014	62,306
Cosmax, Inc.*	144	12,494
Dabur India Ltd.	11,492	74,672
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	5,880	9,135
Emami Ltd.	3,696	22,247
Giant Biogene Holding Co. Ltd.*(a)	10,400	42,107
Gillette India Ltd.	192	15,227
Godrej Consumer Products Ltd.	6,552	91,853
Grape King Bio Ltd.	4,752	23,153
Hengan International Group Co. Ltd.	26,000	80,489
Hindustan Unilever Ltd.	15,184	453,735
Hyundai Bioscience Co. Ltd.*	576	10,660
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	456,000	14,738
Kolmar BNH Co. Ltd.*	931	11,140
Kolmar Korea Co. Ltd.*	240	8,775
LG H&H Co. Ltd.	144	32,746
LG H&H Co. Ltd. (Preference)	43	4,407
Microbio Co. Ltd.	1,580	2,345
Natura & Co. Holding SA*	14,958	48,436
Procter & Gamble Hygiene & Health Care Ltd.	266	55,238
Sarantis SA	1,666	15,889
TCI Co. Ltd.	1,000	5,495

		1,169,289

Pharmaceuticals - 1.3%
Ajanta Pharma Ltd.	576	15,081
Alembic Pharmaceuticals Ltd.	3,400	39,325
Alkem Laboratories Ltd.	1,040	62,568
Aspen Pharmacare Holdings Ltd.	5,512	57,518
Asymchem Laboratories Tianjin Co. Ltd., Class A	700	8,338
Aurobindo Pharma Ltd.	5,460	75,637
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	5,000	6,044
Bora Pharmaceuticals Co. Ltd.	1,008	21,674
Boryung*	2,597	23,603
Caplin Point Laboratories Ltd.	912	15,906
Caregen Co. Ltd.	144	2,314
Celltrion Pharm, Inc.*	143	10,924
Center Laboratories, Inc.	11,446	16,694
Changchun High & New Technology Industry Group, Inc., Class A	600	9,548
China Medical System Holdings Ltd.	52,000	74,502

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Resources Pharmaceutical Group Ltd.(a)	51,000	31,054
China Traditional Chinese Medicine Holdings Co. Ltd.	104,000	39,779
Chong Kun Dang Pharmaceutical Corp.*	302	24,890
Cipla Ltd.	9,516	154,811
Concord Biotech Ltd.*	1,056	18,514
CSPC Pharmaceutical Group Ltd.	152,080	111,668
Daewoong Co. Ltd.*	10,452	181,685
Daewoong Pharmaceutical Co. Ltd.*	49	4,064
Dong-A Socio Holdings Co. Ltd.	1,352	108,290
DongKook Pharmaceutical Co. Ltd.	720	9,662
Dr Reddy’s Laboratories Ltd.	2,270	167,322
Eris Lifesciences Ltd.*(a)	3,068	33,850
Gland Pharma Ltd.*(a)	971	22,877
GlaxoSmithKline Pharmaceuticals Ltd.	376	10,187
Glenmark Pharmaceuticals Ltd.	2,400	26,305
Grand Pharmaceutical Group Ltd.	52,000	22,417
Granules India Ltd.	5,750	28,783
Hanall Biopharma Co. Ltd.*	576	13,314
Hanmi Pharm Co. Ltd.*	150	36,414
Hanmi Science Co. Ltd.*	671	19,708
Hansoh Pharmaceutical Group Co. Ltd.(a)	16,000	23,988
HK inno N Corp.*	192	6,028
Hua Han Health Industry Holdings Ltd.*‡	3,780,000	—
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	3,100	13,018
Hypera SA*	10,400	66,785
Ipca Laboratories Ltd.	3,950	53,285
Jamjoom Pharmaceuticals Factory Co.	480	17,894
JB Chemicals & Pharmaceuticals Ltd.	1,152	23,360
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	10,200	53,205
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	7,031
Kalbe Farma Tbk. PT	358,400	34,296
Laurus Labs Ltd.(a)	8,100	37,197
Livzon Pharmaceutical Group, Inc., Class H(b)	3,930	11,965
Lotus Pharmaceutical Co. Ltd.	2,000	17,860
Lupin Ltd.	3,502	63,481
Luye Pharma Group Ltd.*(a)	24,000	8,074
Mankind Pharma Ltd.*	2,150	51,779
Natco Pharma Ltd.	3,552	37,033
Oneness Biotech Co. Ltd.	4,197	23,198
Oscotec, Inc.*	1,034	14,797
Pfizer Ltd.	341	17,751
Pharmally International Holding Co. Ltd.*‡	2,564	—
Piramal Pharma Ltd.*	28,602	49,683
Richter Gedeon Nyrt.	4,251	115,339
Sam Chun Dang Pharm Co. Ltd.*	240	11,527

Investments	Shares	Value ($)
Sanofi India Ltd.	144	15,023
Saudi Pharmaceutical Industries & Medical Appliances Corp.*	1,470	13,426
SciClone Pharmaceuticals Holdings Ltd.(a)	104,000	147,673
Shandong Sinobioway Biomedicine Co. Ltd., Class A*	4,800	7,013
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	6,900	20,970
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	8,000	13,570
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	17,349
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,700	12,890
Shin Poong Pharmaceutical Co. Ltd.*	1,824	15,717
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	4,800	15,457
Sihuan Pharmaceutical Holdings Group Ltd.	125,000	8,635
Sino Biopharmaceutical Ltd.(b)	184,999	66,500
SK Biopharmaceuticals Co. Ltd.*	330	22,995
Sun Pharmaceutical Industries Ltd.	19,161	327,284
Suven Pharmaceuticals Ltd.*	6,200	50,231
Synmosa Biopharma Corp.	16,272	19,522
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S	9,600	16,512
Torrent Pharmaceuticals Ltd.	1,434	43,707
TTY Biopharm Co. Ltd.	2,575	6,401
United Laboratories International Holdings Ltd. (The)(b)	12,000	10,362
Yuhan Corp.*	1,197	53,094
Yunnan Baiyao Group Co. Ltd., Class A	4,800	31,095
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	5,555
Zhejiang NHU Co. Ltd., Class A	4,800	10,724
Zydus Lifesciences Ltd.	4,844	44,378

		3,259,927

Professional Services - 0.1%
BLS International Services Ltd.	3,626	18,339
Computer Age Management Services Ltd.	1,007	35,129
CTOS Digital Bhd.	84,900	25,309
eClerx Services Ltd.	679	22,298
Firstsource Solutions Ltd.	6,900	17,000
L&T Technology Services Ltd.(a)	510	34,293
My EG Services Bhd.	88,989	14,675
NICE Information Service Co. Ltd.*	14,716	108,607
RITES Ltd.	6,408	57,352
Sporton International, Inc.	3,150	23,298

		356,300

Real Estate Management & Development - 3.4%
Aldar Properties PJSC	71,467	99,234
Allos SA	10,400	51,673
Amata Corp. PCL, NVDR	29,300	17,591

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Anant Raj Ltd.	3,840	14,709
Arabian Centres Co. Ltd.	4,032	21,826
Arriyadh Development Co.	2,145	12,526
Ayala Land, Inc.	90,100	54,577
Barwa Real Estate Co.	73,580	58,302
Bumi Serpong Damai Tbk. PT*	2,802,800	183,834
C&D International Investment Group Ltd.	36,845	60,990
Cathay Real Estate Development Co. Ltd.	418,592	256,107
Cencosud Shopping SA	11,750	19,553
Central Pattana PCL, NVDR	31,900	58,221
China Dili Group*‡	50,001	2,303
China Jinmao Holdings Group Ltd.	99,553	7,896
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	19,600	23,942
China Overseas Grand Oceans Group Ltd.(b)	780,000	182,596
China Overseas Land & Investment Ltd.	104,000	156,454
China Overseas Property Holdings Ltd.	30,000	19,841
China Resources Land Ltd.	80,000	241,517
China Resources Mixc Lifestyle Services Ltd.(a)	9,800	28,269
China Vanke Co. Ltd., Class A	24,000	32,091
China Vanke Co. Ltd., Class H(b)	62,400	48,932
Chong Hong Construction Co. Ltd.	104,000	252,196
Ciputra Development Tbk. PT	3,868,849	306,468
Commercial Real Estate Co. KSC	646,035	222,626
Corp. Inmobiliaria Vesta SAB de CV	9,600	36,582
Cosmopolitan International Holdings Ltd.*(b)	28,200	6,998
Country Garden Holdings Co. Ltd.*(b)	282,000	22,727
Country Garden Services Holdings Co. Ltd.(b)	52,000	34,191
D B Realty Ltd.*	8,592	26,130
Dar Al Arkan Real Estate Development Co.*	7,655	26,537
Delpha Construction Co. Ltd.	42,430	51,378
DLF Ltd.	13,884	134,186
Eco World Development Group Bhd.	499,200	139,312
Emaar Development PJSC	27,494	52,099
Emaar Economic City*	9,847	20,849
Emaar Properties PJSC	185,900	376,057
Fortress Real Estate Investments Ltd., Class A*(b)	62,712	51,926
Fortress Real Estate Investments Ltd., Class B*	46,844	19,066
Gemdale Corp., Class A	14,100	7,915
Godrej Properties Ltd.*	2,184	62,518
Greenland Holdings Corp. Ltd., Class A*	33,600	9,875
Greentown China Holdings Ltd.(b)	25,000	18,741
Greentown Service Group Co. Ltd.(a)	624,000	192,375

Investments	Shares	Value ($)
Hainan Airport Infrastructure Co. Ltd., Class A*	9,800	4,764
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	4,300	4,073
Hanson International Tbk. PT*‡	2,409,275	—
Highwealth Construction Corp.	52,000	65,790
Hopson Development Holdings Ltd.*(b)	24,816	11,460
Huaku Development Co. Ltd.	5,184	15,751
Huang Hsiang Construction Corp.	52,000	71,439
Iguatemi SA	10,400	50,262
IOI Properties Group Bhd.	52,800	24,112
KE Holdings, Inc., ADR	11,960	169,473
Kindom Development Co. Ltd.	156,400	197,627
LAMDA Development SA*	1,368	10,372
Land & Houses PCL, NVDR	83,200	17,940
Longfor Group Holdings Ltd.(a)(b)	54,488	60,014
LSR Group PJSC, Class A‡	21,295	—
Mabanee Co. KPSC	15,639	39,148
Macrotech Developers Ltd.(a)	4,403	56,737
Mah Sing Group Bhd.	702,000	139,509
MAS P.L.C.	168,688	168,699
Matrix Concepts Holdings Bhd.	374,400	139,312
MBK PCL, NVDR	30,344	13,685
Megaworld Corp.	4,056,000	141,216
Metropolitan Kentjana Tbk. PT	9,600	16,882
Midea Real Estate Holding Ltd.(a)(b)	124,800	66,732
Multiplan Empreendimentos Imobiliarios SA*	5,000	28,192
Oberoi Realty Ltd.	1,551	24,723
Onewo, Inc., Class H	9,600	21,638
Origin Property PCL, NVDR	312,000	71,674
OSK Holdings Bhd.	431,600	138,696
Pakuwon Jati Tbk. PT	155,100	4,128
Parque Arauco SA	301,236	480,284
Phoenix Mills Ltd. (The)	1,732	50,552
Plaza SA*	7,728	10,647
Poly Developments and Holdings Group Co. Ltd., Class A	31,200	41,458
Prestige Estates Projects Ltd.	2,208	33,645
Prince Housing & Development Corp.	50,000	16,773
Pruksa Holding PCL, NVDR	275,600	93,996
Quality Houses PCL, NVDR	1,924,000	120,394
Radiance Holdings Group Co. Ltd.*(a)(b)	49,000	18,930
Red Star Macalline Group Corp. Ltd., Class A	14,700	6,818
Redco Properties Group Ltd.*‡(a)	294,000	44,468
Retal Urban Development Co., Class A	69,056	163,889
Robinsons Land Corp.	743,600	211,344
Ruentex Development Co. Ltd.	52,000	59,394
Salhia Real Estate Co. KSCP	16,277	23,230
Sansiri PCL, NVDR	2,766,400	139,577
Saudi Real Estate Co.*	3,478	16,787
Seazen Group Ltd.*(b)	1,144,000	156,587
Seazen Holdings Co. Ltd., Class A*	4,700	6,442

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	4,800	4,306
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,900	1,818
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	10,461
Shenzhen Investment Ltd.(b)	1,040,000	146,343
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	22,200	9,122
Shoucheng Holdings Ltd.	98,000	17,175
Sichuan Languang Justbon Services Group Co. Ltd., Class H*‡	26,500	—
SignatureGlobal India Ltd.*	765	10,546
Sime Darby Property Bhd.	86,400	14,065
Sinic Holdings Group Co. Ltd.*‡	318,000	—
SK D&D Co. Ltd.	3,744	70,832
SM Prime Holdings, Inc.	202,800	123,384
SP Setia Bhd. Group	852,800	162,266
Sunac China Holdings Ltd.*	1,456,000	212,330
Supalai PCL, NVDR	23,800	13,216
Talaat Moustafa Group	409,728	437,574
United Development Co. QSC	774,852	221,325
UOA Development Bhd.	26,500	10,141
WHA Corp. PCL, NVDR	117,490	15,697
Youngor Fashion Co. Ltd.	14,400	13,518
Yuexiu Property Co. Ltd.	57,079	35,559
Yungshin Construction & Development Co. Ltd.	31,710	93,916
Zhuhai Huafa Properties Co. Ltd., Class A	4,900	4,545

		8,821,138

Residential REITs - 0.0%(d)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	63,896	21,162

Retail REITs - 0.4%
CPN Retail Growth Leasehold REIT, REIT	44,100	13,673
Hyprop Investments Ltd., REIT	176,073	304,078
IGB REIT, REIT	53,900	20,056
LOTTE Reit Co. Ltd., REIT	1,828	4,225
Pavilion REIT, REIT	15,000	4,123
Resilient REIT Ltd., REIT	133,073	337,355
Sunway REIT, REIT	53,900	18,005
Vukile Property Fund Ltd., REIT	435,500	354,746

		1,056,261

Semiconductors & Semiconductor Equipment - 6.4%
3peak, Inc., Class A	245	3,333
ADATA Technology Co. Ltd.	8,352	25,590
Advanced Wireless Semiconductor Co.*	5,104	20,221
Alchip Technologies Ltd.	1,184	147,530
Amlogic Shanghai Co. Ltd., Class A	1,536	9,497
Andes Technology Corp.	1,507	23,809

Investments	Shares	Value ($)
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	127	2,150
AP Memory Technology Corp.	2,224	37,162
Ardentec Corp.	12,672	29,919
ASE Technology Holding Co. Ltd.	104,000	451,892
ASPEED Technology, Inc.	664	65,446
Cambricon Technologies Corp. Ltd., Class A*	288	4,413
China Resources Microelectronics Ltd., Class A	1,350	7,115
Chipbond Technology Corp.	21,776	50,093
ChipMOS Technologies, Inc.	15,504	21,201
D&O Green Technologies Bhd.*	15,300	10,998
Daqo New Energy Corp., ADR*(b)	1,536	27,725
DB HiTek Co. Ltd.*	988	36,902
Duk San Neolux Co. Ltd.*	423	12,234
Elan Microelectronics Corp.	1,000	4,792
Elite Semiconductor Microelectronics Technology, Inc.	12,360	36,409
eMemory Technology, Inc.	1,000	89,458
Ennostar, Inc.*	7,000	9,404
Eo Technics Co. Ltd.*	144	18,547
Episil Technologies, Inc.	6,292	12,665
Eugene Technology Co. Ltd.	988	31,239
Everlight Electronics Co. Ltd.	198,343	307,342
Faraday Technology Corp.	4,000	53,228
Fitipower Integrated Technology, Inc.	1,488	11,172
Flat Glass Group Co. Ltd., Class A	5,200	14,783
Flat Glass Group Co. Ltd., Class H	7,000	10,548
FocalTech Systems Co. Ltd.	9,176	29,053
Formosa Advanced Technologies Co. Ltd.	67,312	81,399
Formosa Sumco Technology Corp.	1,000	5,176
Foxsemicon Integrated Technology, Inc.	42,226	291,405
GCL System Integration Technology Co. Ltd., Class A*	9,800	3,303
GCL Technology Holdings Ltd.(b)	572,000	65,854
GemVax & Kael Co. Ltd.*	920	8,768
GigaDevice Semiconductor, Inc., Class A	1,440	12,536
Global Mixed Mode Technology, Inc.	2,448	19,240
Global Unichip Corp.	1,432	70,686
Globalwafers Co. Ltd.	5,616	103,889
Greatek Electronics, Inc.	7,632	14,460
Gudeng Precision Industrial Co. Ltd.	1,812	23,273
HAESUNG DS Co. Ltd.*	4,576	172,459
Hana Materials, Inc.	318	11,270
Hangzhou First Applied Material Co. Ltd., Class A	3,724	11,790
Hangzhou Silan Microelectronics Co. Ltd., Class A	5,200	13,160
Hanmi Semiconductor Co. Ltd.*	1,007	44,289
Holtek Semiconductor, Inc.	5,712	11,278
HPSP Co. Ltd.*	768	25,866
Hua Hong Semiconductor Ltd.*(a)	6,000	10,899

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Inari Amertron Bhd.	39,200	26,354
Innox Advanced Materials Co. Ltd.	5,980	122,768
ISC Co. Ltd.*	144	8,308
JA Solar Technology Co. Ltd., Class A	9,992	23,701
JCET Group Co. Ltd., Class A	4,800	15,029
Jentech Precision Industrial Co. Ltd.	1,287	30,839
Jinko Solar Co. Ltd., Class A	16,128	17,836
Jusung Engineering Co. Ltd.	1,152	28,527
King Yuan Electronics Co. Ltd.	18,480	49,596
Kinsus Interconnect Technology Corp.	4,000	12,844
Koh Young Technology, Inc.*	1,692	22,122
LEENO Industrial, Inc.*	94	14,009
LONGi Green Energy Technology Co. Ltd., Class A	15,248	41,096
LX Semicon Co. Ltd.	235	13,752
M31 Technology Corp.	384	21,593
Macronix International Co. Ltd.	52,000	48,512
Marketech International Corp.	41,900	196,117
MediaTek, Inc.	27,061	835,187
Montage Technology Co. Ltd., Class A	1,692	10,652
MPI Corp.	1,168	10,318
Nanya Technology Corp.	30,266	66,432
NAURA Technology Group Co. Ltd., Class A	200	6,345
NEXTIN, Inc.*	265	14,316
Novatek Microelectronics Corp.	9,312	152,029
Nuvoton Technology Corp.	4,000	16,422
Orient Semiconductor Electronics Ltd.	14,256	29,013
Pan Jit International, Inc.	8,000	15,821
Parade Technologies Ltd.	1,400	49,873
Phison Electronics Corp.	2,776	46,829
Pixart Imaging, Inc.	7,248	36,935
Powerchip Semiconductor Manufacturing Corp.	52,000	44,857
Powertech Technology, Inc.	20,000	92,973
Radiant Opto-Electronics Corp.	14,330	63,410
Raydium Semiconductor Corp.	1,824	21,941
Realtek Semiconductor Corp.	8,134	122,012
S&S Tech Corp.	423	13,628
Sanan Optoelectronics Co. Ltd., Class A	4,800	7,361
SDI Corp.	1,781	5,832
Seoul Semiconductor Co. Ltd.*	1,911	14,948
SFA Semicon Co. Ltd.*	3,381	16,137
Shanghai Aiko Solar Energy Co. Ltd., Class A	4,800	9,226
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	1,050	3,972
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	4,000	4,774
Sigurd Microelectronics Corp.	208,000	449,899
Silergy Corp.	5,000	61,582
Silicon Integrated Systems Corp.	9,168	12,127
SIMMTECH Co. Ltd.*	9,464	239,676

Investments	Shares	Value ($)
Sino-American Silicon Products, Inc.	16,352	100,308
Sitronix Technology Corp.	2,160	18,805
SK Hynix, Inc.	9,360	944,661
Sunplus Technology Co. Ltd.	5,116	5,280
Taiwan Mask Corp.	7,000	15,118
Taiwan Semiconductor Co. Ltd.	9,000	23,147
Taiwan Semiconductor Manufacturing Co. Ltd.	410,587	8,238,107
Taiwan-Asia Semiconductor Corp.	13,000	18,088
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	10,375	17,774
Tokai Carbon Korea Co. Ltd.*	86	6,811
Tongwei Co. Ltd., Class A	9,600	31,155
Topco Scientific Co. Ltd.	2,704	16,198
TSEC Corp.	26,708	24,234
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	4,079	29,725
Unisem M Bhd.	14,700	9,976
United Microelectronics Corp.	364,000	569,849
United Renewable Energy Co. Ltd.	50,256	20,793
UPI Semiconductor Corp.	2,688	22,071
Vanguard International Semiconductor Corp.	13,440	31,561
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	528	2,549
Via Technologies, Inc.	5,424	24,001
VisEra Technologies Co. Ltd.	1,392	12,519
Visual Photonics Epitaxy Co. Ltd.	7,672	33,091
ViTrox Corp. Bhd.	4,700	6,886
Wafer Works Corp.	26,154	34,469
Win Semiconductors Corp.	6,961	34,472
Winbond Electronics Corp.	59,371	51,595
WONIK IPS Co. Ltd.*	329	7,481
Wonik QnC Corp.*	7,020	149,116
Xinjiang Daqo New Energy Co. Ltd., Class A	5,488	20,019
XinTec, Inc.	3,000	12,029
Xinyi Solar Holdings Ltd.	114,000	52,208

		16,368,496

Software - 0.3%
360 Security Technology, Inc., Class A*	9,800	9,323
Ahnlab, Inc.*	190	10,364
AsiaInfo Technologies Ltd.(a)	124,800	124,684
Beijing Fourth Paradigm Technology Co. Ltd.*	4,800	30,824
Beijing Kingsoft Office Software, Inc., Class A	611	18,231
Beijing Shiji Information Technology Co. Ltd., Class A*	6,370	6,317
Birlasoft Ltd.	5,838	59,646
CE Info Systems Ltd.	480	11,351
Douzone Bizon Co. Ltd.*	873	31,332
EMRO, Inc.*	294	14,296
Hundsun Technologies, Inc., Class A	4,550	13,334

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Iflytek Co. Ltd., Class A	4,800	25,673
Intellect Design Arena Ltd.	3,072	33,321
Kingdee International Software Group Co. Ltd.*(b)	52,000	50,089
KPIT Technologies Ltd.	2,593	48,423
Ming Yuan Cloud Group Holdings Ltd.*(b)	60,000	15,888
NavInfo Co. Ltd., Class A*	4,700	4,249
Newgen Software Technologies Ltd.	1,920	19,648
Oracle Financial Services Software Ltd.	282	22,144
Qi An Xin Technology Group, Inc., Class A*	539	2,233
Rategain Travel Technologies Ltd.*	1,968	18,892
Route Mobile Ltd.	954	18,299
Shanghai Baosight Software Co. Ltd., Class B	8,291	16,308
Tanla Platforms Ltd.	2,652	32,900
Tata Elxsi Ltd.	676	61,908
TOTVS SA	10,400	66,343
Weimob, Inc.*(a)(b)	87,000	19,254
Yonyou Network Technology Co. Ltd., Class A	4,700	7,325

		792,599

Specialty Retail - 1.1%
Abu Dhabi National Oil Co. for Distribution PJSC	51,376	49,656
Aditya Birla Fashion and Retail Ltd.*	6,536	19,200
Ali Alghanim Sons Automotive Co. KSCC	56,628	215,761
Aurora Design PCL, NVDR	29,300	11,810
Bermaz Auto Bhd.	56,000	28,888
China Tourism Group Duty Free Corp. Ltd., Class A	4,600	51,135
China Tourism Group Duty Free Corp. Ltd., Class H(a)(b)	2,100	18,348
Chow Tai Fook Jewellery Group Ltd.	45,000	60,789
Com7 PCL, NVDR	9,300	5,557
Cuckoo Homesys Co. Ltd.*	3,536	53,120
Detsky Mir PJSC*‡(a)	258,500	—
Dogan Sirketler Grubu Holding A/S	39,249	17,113
Dogus Otomotiv Servis ve Ticaret A/S	893	8,027
EEKA Fashion Holdings Ltd.	130,000	230,490
Foschini Group Ltd. (The)	11,700	71,557
FSN E-Commerce Ventures Ltd.*	18,240	35,857
Go Fashion India Ltd.*	1,029	13,701
HLA Group Corp. Ltd., Class A	4,900	5,242
Home Product Center PCL, NVDR	78,600	23,263
Hotai Motor Co. Ltd.	7,248	146,815
Hotel Shilla Co. Ltd.	470	20,530
Italtile Ltd.	191,464	123,533
Jarir Marketing Co.	16,588	67,412
JUMBO SA	1,872	52,870
Lojas Renner SA	31,200	101,346

Investments	Shares	Value ($)
M.Video PJSC*‡	31,680	—
Map Aktif Adiperkasa PT	3,931,200	241,652
Metro Brands Ltd.	1,785	23,567
Motus Holdings Ltd.	60,840	342,755
MR DIY Group M Bhd.(a)	57,600	16,805
Mr Price Group Ltd.	7,228	66,588
National Petroleum Co. Ltd.	2,000	4,268
Padini Holdings Bhd.	9,600	7,205
Pan German Universal Motors Ltd.	10,320	96,937
Pepkor Holdings Ltd.(a)(b)	52,780	54,770
Pop Mart International Group Ltd.(a)	9,800	21,964
PTT Oil & Retail Business PCL, NVDR	29,400	14,834
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	9,400	8,157
Shinsegae International, Inc.*	6,084	73,437
Siam Global House PCL, NVDR	40,566	17,380
Super Group Ltd.	143,468	215,988
Topsports International Holdings Ltd.(a)	23,000	14,858
Truworths International Ltd.	10,128	42,513
United Electronics Co.	1,619	38,466
Vibra Energia SA*	31,200	149,967
Wilcon Depot, Inc.	34,300	13,343
Zhongsheng Group Holdings Ltd.	26,000	43,703

		2,941,177

Technology Hardware, Storage & Peripherals - 3.7%
Acer, Inc.	52,000	76,506
Advantech Co. Ltd.	8,734	94,178
AIC, Inc.	912	12,602
Asia Vital Components Co. Ltd.	5,136	69,821
ASROCK, Inc.	2,736	20,236
Asustek Computer, Inc.	20,000	284,669
AURAS Technology Co. Ltd.	3,016	36,279
Catcher Technology Co. Ltd.	9,696	60,252
Chenbro Micom Co. Ltd.	3,360	30,058
Chicony Electronics Co. Ltd.	15,992	84,049
China Greatwall Technology Group Co. Ltd., Class A	5,500	6,366
Clevo Co.	13,536	17,883
Compal Electronics, Inc.	137,883	157,929
CosmoAM&T Co. Ltd.*	312	31,161
Darfon Electronics Corp.	104,000	169,127
Elitegroup Computer Systems Co. Ltd.	148,288	146,632
Ennoconn Corp.	2,304	19,838
Getac Holdings Corp.	13,624	44,834
Gigabyte Technology Co. Ltd.	8,976	88,614
HTC Corp.*	11,432	17,934
Ibase Technology, Inc.	4,512	12,455
IEI Integration Corp.	54,000	134,571
Innodisk Corp.	1,296	12,588
Inventec Corp.	53,008	92,977
King Slide Works Co. Ltd.	1,104	36,683
Kinpo Electronics	612,224	301,227
Legend Holdings Corp., Class H(a)(b)	265,200	211,013

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Lenovo Group Ltd.(b)	208,000	217,386
Lite-On Technology Corp.	66,392	230,149
Micro-Star International Co. Ltd.	21,000	122,111
Mitac Holdings Corp.	14,304	20,565
Ninestar Corp., Class A	5,200	14,051
Pegatron Corp.	60,304	159,336
Qisda Corp.	52,000	77,254
Quanta Computer, Inc.	52,000	410,358
Quanta Storage, Inc.	91,939	234,698
Samsung Electronics Co. Ltd.	85,748	4,670,797
Samsung Electronics Co. Ltd. (Preference)	13,785	606,286
Shenzhen Transsion Holdings Co. Ltd., Class A	1,316	25,048
Wistron Corp.	84,640	309,631
Wiwynn Corp.	1,632	114,711

		9,482,863

Textiles, Apparel & Luxury Goods - 1.6%
361 Degrees International Ltd.	312,000	137,296
Aksa Akrilik Kimya Sanayii A/S	8,487	26,053
Alok Industries Ltd.*	23,980	9,385
Alpargatas SA (Preference)*	5,500	9,550
ANTA Sports Products Ltd.	20,800	174,680
Arezzo Industria e Comercio SA	4,457	56,458
Bata India Ltd.	848	15,199
Bosideng International Holdings Ltd.	54,000	24,385
Eclat Textile Co. Ltd.	3,546	61,971
F&F Co. Ltd.*	245	13,015
Feng TAY Enterprise Co. Ltd.	11,872	61,447
FF Group*‡	3,536	—
Fila Holdings Corp.	1,167	35,456
Fuguiniao Group Ltd.*‡	334,800	—
Fulgent Sun International Holding Co. Ltd.	61,216	246,433
Golden Solar New Energy Technology Holdings Ltd.*	90,000	44,210
Grendene SA	8,264	11,323
Grupo de Moda Soma SA	260,000	416,749
Hansae Co. Ltd.	5,980	92,300
Kalyan Jewellers India Ltd.	4,224	17,813
KPR Mill Ltd.	1,754	16,689
Lao Feng Xiang Co. Ltd., Class B	7,400	26,403
Li Ning Co. Ltd.	36,000	76,446
Makalot Industrial Co. Ltd.	4,334	49,849
Mavi Giyim Sanayi ve Ticaret A/S, Class B(a)	65,728	308,885
Page Industries Ltd.	104	46,730
Pou Chen Corp.	77,320	78,062
Quang Viet Enterprise Co. Ltd.	24,912	87,552
Rajesh Exports Ltd.	52,728	232,135
Raymond Ltd.	1,316	28,134
Relaxo Footwears Ltd.	987	10,223
Ruentex Industries Ltd.	31,405	60,303
Safari Industries India Ltd.	864	21,140
Shenzhou International Group Holdings Ltd.	15,600	139,192
Shinkong Textile Co. Ltd.	104,000	150,354

Investments	Shares	Value ($)
Swan Energy Ltd.	2,940	22,624
Tainan Spinning Co. Ltd.	49,000	23,248
Taiwan Paiho Ltd.	118,448	202,462
Titan Co. Ltd.	7,072	314,883
Trident Ltd.	22,165	12,705
Vardhman Textiles Ltd.	55,120	283,951
Vedant Fashions Ltd.	864	10,441
VIP Industries Ltd.	3,025	19,621
Vivara Participacoes SA	5,300	36,255
Vulcabras Azaleia SA	31,200	118,837
Welspun Living Ltd.	7,370	14,537
Xtep International Holdings Ltd.	27,500	13,509
Youngone Corp.*	480	17,227
Youngone Holdings Co. Ltd.	2,236	135,871

		4,011,991

Tobacco - 0.3%
British American Tobacco Malaysia Bhd.	57,200	109,805
Eastern Co. SAE	27,721	29,829
Godfrey Phillips India Ltd.	877	25,979
Gudang Garam Tbk. PT	14,900	18,601
ITC Ltd.	49,452	262,940
KT&G Corp.	2,912	197,675
RLX Technology, Inc., ADR(b)	15,484	28,181
Smoore International Holdings Ltd.(a)(b)	52,000	31,464

		704,474

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	6,968	263,638
ALAFCO Aviation Lease & Finance Co. KSCP*	3,260	2,151
Armac Locacao Logistica E Servicos SA	5,000	14,450
Barloworld Ltd.	64,688	260,508
BOC Aviation Ltd.(a)	5,100	38,198
Brighton-Best International Taiwan, Inc.	36,694	39,625
Chin Hin Group Bhd.*	9,400	6,856
COSCO SHIPPING Development Co. Ltd., Class A	37,600	12,307
Horizon Construction Development Ltd.*(b)	49,925	16,988
IndiaMart InterMesh Ltd.(a)	480	14,574
LX International Corp.	11,856	250,507
Posco International Corp.*	1,196	47,136
Realord Group Holdings Ltd.*(b)	14,000	9,528
Shanxi Coal International Energy Group Co. Ltd., Class A	4,900	11,521
SK Networks Co. Ltd.*	49,296	241,189
Xiamen C & D, Inc., Class A	9,400	12,635

		1,241,811

Transportation Infrastructure - 0.9%
Abu Dhabi Ports Co. PJSC*	13,395	22,647
Adani Ports & Special Economic Zone Ltd.	15,340	223,079
Airports of Thailand PCL	54,000	90,945
Airports of Thailand PCL, NVDR	18,800	31,662

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bangkok Expressway & Metro PCL, NVDR	148,000	30,662
CCR SA	21,182	56,244
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	9,600	14,133
China Merchants Port Holdings Co. Ltd.	40,521	50,177
COSCO SHIPPING Ports Ltd.	51,348	31,398
EcoRodovias Infraestrutura e Logistica SA	98,800	181,360
Evergreen International Storage & Transport Corp.	38,594	41,061
GMR Airports Infrastructure Ltd.*	52,450	49,485
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	5,200	47,705
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,081	94,868
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,908	84,948
Guangdong Provincial Expressway Development Co. Ltd., Class B	9,800	7,685
International Container Terminal Services, Inc.	17,160	74,072
Jasa Marga Persero Tbk. PT	39,723	12,587
Jiangsu Expressway Co. Ltd., Class H	32,000	30,538
Malaysia Airports Holdings Bhd.	20,808	33,830
Ningbo Zhoushan Port Co. Ltd., Class A	23,500	11,718
Novorossiysk Commercial Sea Port PJSC‡	189,696	—
Piraeus Port Authority SA	2,860	77,667
Promotora y Operadora de Infraestructura SAB de CV	4,564	45,001
Qingdao Port International Co. Ltd., Class H(a)	49,000	27,392
Salik Co. PJSC	24,346	23,001
Santos Brasil Participacoes SA	29,700	60,589
Saudi Ground Services Co.*	4,799	53,427
Shanghai International Airport Co. Ltd., Class A*	5,200	23,974
Shanghai International Port Group Co. Ltd., Class A	43,200	33,214
Shenzhen International Holdings Ltd.	24,500	20,184
Sociedad Matriz SAAM SA	1,720,421	188,595
Taiwan High Speed Rail Corp.	53,000	50,038
TangShan Port Group Co. Ltd., Class A	4,900	2,757
TAV Havalimanlari Holding A/S*	2,961	13,495
Westports Holdings Bhd.	17,500	14,059
Wilson Sons SA	9,600	32,738
Zhejiang Expressway Co. Ltd., Class H	728,599	540,583

		2,427,518

Water Utilities - 0.5%
Aguas Andinas SA, Class A	76,368	23,106

Investments	Shares	Value ($)
AlKhorayef Water & Power Technologies Co.*	294	16,855
Athens Water Supply & Sewage Co. SA	1,372	8,569
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	24,000	9,092
Beijing Enterprises Water Group Ltd.(b)	132,000	32,083
China Water Affairs Group Ltd.	326,000	166,394
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,200	82,992
Cia de Saneamento de Minas Gerais Copasa MG	83,200	359,836
Cia De Sanena Do Parana*	109,200	620,578
Emirates Central Cooling Systems Corp.	34,496	16,436
Guangdong Investment Ltd.(b)	104,000	60,400
National Central Cooling Co. PJSC	5,029	4,395

		1,400,736

Wireless Telecommunication Services - 0.8%
Advanced Info Service PCL, NVDR	15,600	96,298
Axiata Group Bhd.	49,004	28,283
Bharti Airtel Ltd.	39,052	550,531
Celcomdigi Bhd.	67,600	60,740
Empresa Nacional de Telecomunicaciones SA	61,152	199,264
Etihad Etisalat Co.	6,240	86,692
Far EasTone Telecommunications Co. Ltd.	27,032	69,524
Indosat Tbk. PT	31,800	19,296
Intouch Holdings PCL, NVDR	19,200	39,913
Kuwait Telecommunications Co.	3,699	7,095
Maxis Bhd.	32,900	26,431
Mobile Telecommunications Co. KSCP	66,768	114,174
Mobile Telecommunications Co. Saudi Arabia	8,508	30,265
Mobile TeleSystems PJSC‡	31,356	—
MTN Group Ltd.	52,832	271,393
PLDT, Inc.	3,120	70,497
Sistema AFK PAO‡	122,643	—
SK Telecom Co. Ltd.	2,964	111,484
Smartfren Telecom Tbk. PT*	4,635,400	14,688
Taiwan Mobile Co. Ltd.	30,277	94,798
TIM SA	15,600	54,746
Turkcell Iletisim Hizmetleri A/S	30,316	68,487
Vodacom Group Ltd.	15,704	78,829
Vodafone Idea Ltd.*	219,456	37,922
Vodafone Qatar QSC	44,198	23,040
XL Axiata Tbk. PT	102,900	15,129

		2,169,519

TOTAL COMMON STOCKS (COST $233,912,660)		256,519,074

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(d)

Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd.
Series 54, 8.49%, 3/25/2025 (Cost $–)	INR 39,301	5,078

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Commercial Services & Supplies - 0.0%(d)
L&K Engineering Co. Ltd., expiring 6/3/2024, price 1.00 TWD	60	107

Electrical Equipment - 0.0%(d)
Taihan Electric Wire Co. Ltd., expiring 3/29/2024, price 7,740.00 KRW*	1,031	1,213

Electronic Equipment, Instruments & Components - 0.0%(d)
LG Display Co. Ltd., expiring 3/7/2024, price 10,070.00 KRW*	2,144	2,538

Ground Transportation - 0.0%(d)
Localiza Rent a Car SA, expiring 2/5/2024, price 45.35 BRL*	53	97

Machinery - 0.0%(d)
Sam Engineering & Equipment M Bhd., expiring 2/9/2024, price 3.60 MYR*	1,175	1

TOTAL RIGHTS (Cost $–)		3,956

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.4%(e)

REPURCHASE AGREEMENTS - 0.4%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $647,044, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $5,128,368	646,949	646,949

Investments	Principal Amount ($)	Value ($)
TD Prime Services LLC, 5.41%, dated 1/31/2024, due 2/1/2024, repurchase price $250,038, collateralized by various Common Stocks; total market value $271,204	250,000	250,000

		896,949

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $896,949)		896,949

Total Investments - 100.5% (Cost $234,809,609)		257,425,057
Liabilities in excess of other assets - (0.5%)		(1,238,194)

Net Assets - 100.0%		256,186,863

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $6,033,660, collateralized in the form of cash with a value of $896,949 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,524,184 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from February 6, 2024 – November 15, 2053 and $1,316,252 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from February 21, 2024 – September 20, 2117; a total value of $6,737,385.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $896,949.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
BRL	Brazilian Real
GDR	Global Depositary Receipt
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	37	03/15/2024	USD	$1,814,480	$(8,097)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	352,290	Bank of New York Mellon (The)	HKD		2,746,137	03/20/2024	$543
USD	100,490	Citibank NA	KRW	*	131,816,590	03/20/2024	1,465
USD	25,361	Morgan Stanley	ZAR		470,000	03/20/2024	191

Total unrealized appreciation							$2,199

USD	105,769	Citibank NA	INR	*	8,848,500	03/20/2024	$(595)
USD	261,955	BNP Paribas SA	TWD	*	8,156,120	03/20/2024	(100)

Total unrealized depreciation							$(695)

Net unrealized appreciation							$1,504

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Abbreviations:

HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
KRW	—	Korean Won
TWD	—	Taiwan Dollar
USD	—	US Dollar
ZAR	—	South African Rand

FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Brazil	7.4%
Chile	1.3
China	19.1
Colombia	1.0
Czech Republic	0.1
Egypt	0.5
Greece	0.6
Hungary	0.3
India	17.9
Indonesia	2.1
Kuwait	0.8
Malaysia	2.5
Mexico	3.2
Peru	0.5
Philippines	1.0
Qatar	1.2
Saudi Arabia	2.9
South Africa	4.0
South Korea	12.0
Taiwan	15.9
Thailand	1.9
Turkey	1.5
United Arab Emirates	2.2
United Kingdom	0.0 †
United States	0.2
Other[1]	(0.1)

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	100.1%
Corporate Bonds	0.0 †
Rights	0.0 †
Securities Lending Reinvestments	0.4
Others(1)	(0.5)

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Aerospace & Defense - 0.6%
Lockheed Martin Corp.	2,412	1,035,737
Textron, Inc.	536	45,404

		1,081,141

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	7,102	897,196
United Parcel Service, Inc., Class B	6,164	874,671

		1,771,867

Automobiles - 0.9%
Tesla, Inc.*	8,576	1,606,199

Banks - 4.0%
Bank of America Corp.	29,748	1,011,729
Citigroup, Inc.	41,004	2,303,195
JPMorgan Chase & Co.	18,894	3,294,358
Wells Fargo & Co.	13,668	685,860

		7,295,142

Beverages - 0.4%
Molson Coors Beverage Co., Class B	10,184	629,269

Biotechnology - 2.3%
AbbVie, Inc.	2,412	396,533
Amgen, Inc.	8,710	2,737,205
Gilead Sciences, Inc.	3,752	293,631
Regeneron Pharmaceuticals, Inc.*	195	183,842
Vertex Pharmaceuticals, Inc.*	1,072	464,583

		4,075,794

Broadline Retail - 2.9%
Amazon.com, Inc.*	24,254	3,764,221
eBay, Inc.	16,884	693,426
Etsy, Inc.*(a)	402	26,757
MercadoLibre, Inc.*	458	784,009

		5,268,413

Building Products - 0.6%
A O Smith Corp.	2,680	207,995
Builders FirstSource, Inc.*	2,546	442,316
Masco Corp.	6,968	468,877

		1,119,188

Capital Markets - 1.8%
Bank of New York Mellon Corp. (The)	20,234	1,122,178
Goldman Sachs Group, Inc. (The)	938	360,201
Morgan Stanley	11,256	981,973
Robinhood Markets, Inc., Class A*	30,686	329,568
State Street Corp.	5,762	425,639

		3,219,559

Chemicals - 0.3%
CF Industries Holdings, Inc.	3,618	273,195
LyondellBasell Industries NV, Class A	2,814	264,854
Mosaic Co. (The)	1,340	41,151

		579,200

Investments	Shares	Value ($)
Communications Equipment - 1.3%
Cisco Systems, Inc.	48,106	2,413,959

Consumer Finance - 1.4%
Capital One Financial Corp.	8,308	1,124,238
Discover Financial Services	5,628	593,867
Synchrony Financial	18,760	729,201

		2,447,306

Consumer Staples Distribution & Retail - 0.5%
Kroger Co. (The)	17,688	816,124

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	75,710	1,339,310

Electric Utilities - 2.0%
Constellation Energy Corp.	2,948	359,656
Evergy, Inc.	1,206	61,229
Exelon Corp.	21,306	741,662
PPL Corp.	35,510	930,362
Southern Co. (The)	20,904	1,453,246

		3,546,155

Electrical Equipment - 0.3%
Emerson Electric Co.	1,474	135,210
Hubbell, Inc., Class B	1,206	404,697

		539,907

Electronic Equipment, Instruments & Components - 0.3%
Jabil, Inc.(a)	4,690	587,610

Entertainment - 0.9%
Atlanta Braves Holdings, Inc., Class C*	1	27
Electronic Arts, Inc.	3,886	534,636
Netflix, Inc.*	1,876	1,058,271

		1,592,934

Financial Services - 3.7%
Berkshire Hathaway, Inc., Class B*	11,122	4,267,956
Fidelity National Information Services, Inc.	6,164	383,771
Fiserv, Inc.*	5,360	760,423
PayPal Holdings, Inc.*	4,556	279,511
Toast, Inc., Class A*(a)	1,608	28,574
Visa, Inc., Class A(a)	3,484	952,038

		6,672,273

Food Products - 0.7%
Archer-Daniels-Midland Co.	804	44,686
Campbell Soup Co.(a)	7,102	316,962
General Mills, Inc.	11,926	774,117
Kraft Heinz Co. (The)	2,144	79,607

		1,215,372

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	2,412	272,918
Align Technology, Inc.*	670	179,105

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Hologic, Inc.*	5,628	418,948
IDEXX Laboratories, Inc.*	1,139	586,676

		1,457,647

Health Care Providers & Services - 4.7%
Cardinal Health, Inc.	7,772	848,625
Cencora, Inc.(a)	3,082	717,120
Centene Corp.*	11,390	857,781
Cigna Group (The)	3,082	927,528
CVS Health Corp.	9,916	737,453
Elevance Health, Inc.	670	330,605
HCA Healthcare, Inc.	1,206	367,709
Laboratory Corp. of America Holdings	3,082	685,128
McKesson Corp.	2,814	1,406,690
UnitedHealth Group, Inc.	3,128	1,600,723

		8,479,362

Health Care REITs - 0.1%
Healthpeak Properties, Inc., REIT	6,432	118,992

Hotel & Resort REITs - 0.6%
Host Hotels & Resorts, Inc., REIT	52,126	1,001,862

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A*	3,484	502,184
Booking Holdings, Inc.*	296	1,038,211
Caesars Entertainment, Inc.*	2,412	105,815
Carnival Corp.*	22,914	379,914
DoorDash, Inc., Class A*	3,350	349,070
DraftKings, Inc., Class A*	10,988	429,081
Expedia Group, Inc.*	804	119,257
Royal Caribbean Cruises Ltd.*	3,886	495,465
Yum! Brands, Inc.	3,350	433,792

		3,852,789

Household Durables - 1.3%
Lennar Corp., Class A	6,566	983,915
NVR, Inc.*	143	1,011,767
PulteGroup, Inc.	4,154	434,342

		2,430,024

Household Products - 1.9%
Colgate-Palmolive Co.	7,906	665,685
Kimberly-Clark Corp.	1,340	162,100
Procter & Gamble Co. (The)	16,616	2,611,038

		3,438,823

Industrial Conglomerates - 1.2%
3M Co.	3,618	341,359
General Electric Co.	13,534	1,792,172

		2,133,531

Insurance - 2.0%
Aflac, Inc.	12,730	1,073,648
American International Group, Inc.	15,812	1,099,092
MetLife, Inc.	14,338	993,910
Prudential Financial, Inc.	4,690	492,122

		3,658,772

Interactive Media & Services - 7.6%
Alphabet, Inc., Class A*	38,190	5,350,419
Alphabet, Inc., Class C*	35,644	5,054,319
Meta Platforms, Inc., Class A*	8,710	3,398,120

		13,802,858

Investments	Shares	Value ($)
IT Services - 1.9%
Accenture plc, Class A	4,690	1,706,597
Cognizant Technology Solutions Corp., Class A	9,916	764,722
Gartner, Inc.*	2,144	980,752

		3,452,071

Life Sciences Tools & Services - 0.5%
Danaher Corp.	536	128,592
Mettler-Toledo International, Inc.*	584	699,159

		827,751

Machinery - 2.1%
Caterpillar, Inc.	5,360	1,609,662
Illinois Tool Works, Inc.	6,298	1,643,148
PACCAR, Inc.	4,824	484,281
Snap-on, Inc.	268	77,701

		3,814,792

Media - 1.5%
Comcast Corp., Class A	41,540	1,933,272
Fox Corp., Class A	804	25,969
Omnicom Group, Inc.	8,710	787,210

		2,746,451

Metals & Mining - 1.6%
Nucor Corp.	5,762	1,077,090
Reliance Steel & Aluminum Co.	3,216	917,911
Steel Dynamics, Inc.	7,504	905,658

		2,900,659

Multi-Utilities - 1.5%
Consolidated Edison, Inc.	10,586	962,267
DTE Energy Co.	8,710	918,208
Public Service Enterprise Group, Inc.	15,142	878,085

		2,758,560

Oil, Gas & Consumable Fuels - 2.4%
EQT Corp.	8,576	303,591
Exxon Mobil Corp.	7,772	799,039
Marathon Oil Corp.	9,380	214,333
Marathon Petroleum Corp.	8,308	1,375,805
Occidental Petroleum Corp.(a)	12,998	748,295
Valero Energy Corp.(a)	5,896	818,954

		4,260,017

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	19,162	936,447
Eli Lilly & Co.	4,556	2,941,399
Johnson & Johnson	21,172	3,364,231
Merck & Co., Inc.	3,752	453,166
Pfizer, Inc.	10,586	286,669

		7,981,912

Professional Services - 0.2%
Automatic Data Processing, Inc.	402	98,803
Leidos Holdings, Inc.	536	59,212
Paychex, Inc.	2,278	277,301

		435,316

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*	10,988	948,374

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Residential REITs - 1.2%
AvalonBay Communities, Inc., REIT	5,494	983,481
Equity Residential, REIT	3,082	185,505
Essex Property Trust, Inc., REIT	4,288	1,000,262
Mid-America Apartment Communities, Inc., REIT(a)	402	50,805

		2,220,053

Retail REITs - 0.2%
Regency Centers Corp., REIT	804	50,387
Simon Property Group, Inc., REIT	2,680	371,475

		421,862

Semiconductors & Semiconductor Equipment - 8.7%
Analog Devices, Inc.	5,226	1,005,273
Applied Materials, Inc.	8,710	1,431,053
Broadcom, Inc.	2,592	3,058,560
KLA Corp.	2,321	1,378,767
Lam Research Corp.	2,278	1,879,737
Microchip Technology, Inc.	12,194	1,038,685
NVIDIA Corp.	8,710	5,359,002
QUALCOMM, Inc.	4,288	636,811

		15,787,888

Software - 10.8%
Adobe, Inc.*	3,618	2,235,128
ANSYS, Inc.*	536	175,717
Autodesk, Inc.*	134	34,010
Bentley Systems, Inc., Class B(a)	938	47,275
Cadence Design Systems, Inc.*	402	115,961
Check Point Software Technologies Ltd.*	6,030	958,348
Fair Isaac Corp.*	804	963,859
Fortinet, Inc.*	11,524	743,183
Intuit, Inc.	3,484	2,199,554
Manhattan Associates, Inc.*(a)	938	227,521
Microsoft Corp.	24,924	9,909,284
Oracle Corp.	16,080	1,796,136
Roper Technologies, Inc.	134	71,958
Salesforce, Inc.*	134	37,666
Zoom Video Communications, Inc., Class A*	1,742	112,551

		19,628,151

Specialized REITs - 1.1%
Iron Mountain, Inc., REIT(a)	1,340	90,477
Public Storage, REIT	3,216	910,739
Weyerhaeuser Co., REIT	29,614	970,451

		1,971,667

Specialty Retail - 2.3%
AutoZone, Inc.*	402	1,110,376
Best Buy Co., Inc.	4,556	330,265
Home Depot, Inc. (The)	3,618	1,277,009
Lowe’s Cos., Inc.	4,958	1,055,261
O’Reilly Automotive, Inc.*	402	411,266

		4,184,177

Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	76,648	14,133,891
Dell Technologies, Inc., Class C	670	55,530
NetApp, Inc.	1,474	128,533
Super Micro Computer, Inc.*(a)	402	212,903

		14,530,857

Investments	Shares	Value ($)
Tobacco - 0.6%
Altria Group, Inc.	5,226	209,667
Philip Morris International, Inc.	9,380	852,173

		1,061,840

Trading Companies & Distributors - 0.6%
WW Grainger, Inc.	1,206	1,080,142

TOTAL COMMON STOCKS (COST $149,147,092)		179,203,922

Total Investments - 99.0% (Cost $149,147,092)		179,203,922
Other assets less liabilities - 1.0%		1,854,269

Net Assets - 100.0%		181,058,191

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $4,619,367, collateralized by $4,555,968 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 13, 2024 – November 15, 2053 and $206,031 in Foreign Government Fixed Income Securities, interest rates ranging from 0.10% – 4.75%, and maturity dates ranging from March 22, 2024 – October 22, 2071; a total value of $4,761,999.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	1	03/15/2024	USD	$243,525	$11,437
S&P 500 Micro E-Mini Index	62	03/15/2024	USD	1,509,855	57,694

					$69,131

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.0%
Others(1)	1.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	780	98,538
FedEx Corp.	1,690	407,780

		506,318

Automobile Components - 0.1%
Aptiv plc*	1,625	132,161
BorgWarner, Inc.(a)	2,275	77,123

		209,284

Automobiles - 3.4%
Ford Motor Co.(a)	14,625	171,405
General Motors Co.	14,950	580,060
Rivian Automotive, Inc., Class A*(a)	5,200	79,612
Tesla, Inc.*	29,900	5,599,971

		6,431,048

Banks - 5.0%
Bank of America Corp.	62,140	2,113,381
Citigroup, Inc.	20,735	1,164,685
Huntington Bancshares, Inc.	10,595	134,874
JPMorgan Chase & Co.	31,395	5,474,032
KeyCorp	6,370	92,556
NU Holdings Ltd., Class A*	18,980	163,418
Regions Financial Corp.	6,955	129,850
US Bancorp	5,720	237,609

		9,510,405

Beverages - 2.2%
Coca-Cola Co. (The)	42,315	2,517,319
Coca-Cola Europacific Partners plc	2,145	147,791
Keurig Dr Pepper, Inc.	10,985	345,369
PepsiCo, Inc.	7,410	1,248,807

		4,259,286

Biotechnology - 1.0%
Gilead Sciences, Inc.	9,035	707,079
Moderna, Inc.*	2,015	203,616
Vertex Pharmaceuticals, Inc.*	2,340	1,014,109

		1,924,804

Broadline Retail - 5.0%
Amazon.com, Inc.*	60,970	9,462,544
eBay, Inc.	3,640	149,495

		9,612,039

Building Products - 0.4%
Lennox International, Inc.	325	139,152
Owens Corning(a)	455	68,946
Trane Technologies plc	2,080	524,264

		732,362

Capital Markets - 3.3%
Bank of New York Mellon Corp. (The)	6,890	382,119
BlackRock, Inc.	1,495	1,157,594
FactSet Research Systems, Inc.	390	185,609

Investments	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	3,510	1,347,875
Moody’s Corp.	845	331,274
Morgan Stanley	9,165	799,555
MSCI, Inc.	585	350,193
Nasdaq, Inc.	3,055	176,487
Northern Trust Corp.(b)	780	62,119
S&P Global, Inc.	2,860	1,282,281
State Street Corp.	2,275	168,054

		6,243,160

Chemicals - 0.6%
Corteva, Inc.	3,705	168,503
Dow, Inc.	2,470	132,392
DuPont de Nemours, Inc.	3,055	188,799
Ecolab, Inc.	1,560	309,223
PPG Industries, Inc.	845	119,179
Sherwin-Williams Co. (The)	845	257,201

		1,175,297

Commercial Services & Supplies - 0.3%
Cintas Corp.	975	589,456

Communications Equipment - 1.1%
Cisco Systems, Inc.	36,530	1,833,075
F5, Inc.*	195	35,822
Motorola Solutions, Inc.	585	186,907

		2,055,804

Consumer Finance - 0.1%
Capital One Financial Corp.	1,365	184,712

Consumer Staples Distribution & Retail - 2.6%
Costco Wholesale Corp.	1,625	1,129,180
Dollar Tree, Inc.*	1,170	152,825
Kroger Co. (The)	7,345	338,898
Target Corp.	4,160	578,573
Walgreens Boots Alliance, Inc.(a)	7,605	171,645
Walmart, Inc.	15,600	2,577,900

		4,949,021

Containers & Packaging - 0.2%
Amcor plc(a)	15,275	144,043
Ball Corp.	2,795	154,983

		299,026

Distributors - 0.0%(c)
LKQ Corp.	845	39,436

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	30,160	1,277,276

Electrical Equipment - 0.1%
Emerson Electric Co.	2,015	184,836
Rockwell Automation, Inc.	390	98,779

		283,615

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	1,235	279,999
Corning, Inc.	2,600	84,474
Flex Ltd.*	1,495	35,491

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Jabil, Inc.(a)	650	81,439
Keysight Technologies, Inc.*	650	99,619
TE Connectivity Ltd.	1,690	240,301
Trimble, Inc.*	1,235	62,812
Zebra Technologies Corp., Class A*	195	46,712

		930,847

Energy Equipment & Services - 0.5%
Baker Hughes Co.	5,330	151,905
Schlumberger NV	15,340	747,058

		898,963

Entertainment - 0.8%
Walt Disney Co. (The)	16,510	1,585,786

Financial Services - 6.3%
Apollo Global Management, Inc.(a)	5,265	528,606
Berkshire Hathaway, Inc., Class B*	14,105	5,412,653
Block, Inc., Class A*	2,015	130,995
Fidelity National Information Services, Inc.	2,210	137,594
Mastercard, Inc., Class A	2,990	1,343,198
PayPal Holdings, Inc.*	7,865	482,518
Visa, Inc., Class A(a)	14,365	3,925,380

		11,960,944

Food Products - 1.3%
Bunge Global SA	520	45,807
Conagra Brands, Inc.	3,575	104,211
Darling Ingredients, Inc.*(a)	1,365	59,104
General Mills, Inc.	6,305	409,258
Hershey Co. (The)	1,625	314,503
Hormel Foods Corp.	1,950	59,221
J M Smucker Co. (The)	585	76,957
Kellanova	3,380	185,089
McCormick & Co., Inc. (Non-Voting)	2,340	159,494
Mondelez International, Inc., Class A	12,285	924,692
Tyson Foods, Inc., Class A	1,105	60,510

		2,398,846

Ground Transportation - 1.1%
CSX Corp.	7,085	252,934
Uber Technologies, Inc.*	14,755	963,059
Union Pacific Corp.	3,315	808,628

		2,024,621

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	15,665	1,772,495
Baxter International, Inc.	3,510	135,802
Becton Dickinson & Co.	1,040	248,362
Boston Scientific Corp.*	7,995	505,764
Cooper Cos., Inc. (The)	260	96,988
Edwards Lifesciences Corp.*	5,460	428,446
Hologic, Inc.*	1,690	125,804
IDEXX Laboratories, Inc.*	325	167,401
Medtronic plc	9,555	836,445
Penumbra, Inc.*	390	98,354
Stryker Corp.	3,055	1,024,891
Zimmer Biomet Holdings, Inc.	1,105	138,788

		5,579,540

Investments	Shares	Value ($)
Health Care Providers & Services - 3.5%
Cardinal Health, Inc.	1,820	198,726
Cencora, Inc.	910	211,739
Cigna Group (The)	2,080	625,976
CVS Health Corp.	13,845	1,029,652
Elevance Health, Inc.	2,535	1,250,870
Humana, Inc.	455	172,017
McKesson Corp.	1,235	617,364
Quest Diagnostics, Inc.	390	50,088
UnitedHealth Group, Inc.	5,005	2,561,259

		6,717,691

Health Care REITs - 0.4%
Healthpeak Properties, Inc., REIT	5,655	104,618
Ventas, Inc., REIT	3,510	162,829
Welltower, Inc., REIT	4,940	427,359

		694,806

Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.*	254	890,897
Carnival Corp.*	3,575	59,274
Chipotle Mexican Grill, Inc.*	195	469,710
Darden Restaurants, Inc.(a)	845	137,380
Domino’s Pizza, Inc.	260	110,817
Expedia Group, Inc.*	975	144,622
Hilton Worldwide Holdings, Inc.	2,275	434,434
Las Vegas Sands Corp.	1,755	85,855
Marriott International, Inc., Class A(a)	910	218,154
McDonald’s Corp.	2,600	761,072
MGM Resorts International*	1,885	81,753
Yum! Brands, Inc.	2,535	328,257

		3,722,225

Household Products - 2.2%
Church & Dwight Co., Inc.	1,365	136,295
Clorox Co. (The)	1,365	198,266
Colgate-Palmolive Co.	7,475	629,395
Procter & Gamble Co. (The)	21,190	3,329,797

		4,293,753

Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	3,380	56,378

Insurance - 2.5%
Aflac, Inc.	4,745	400,193
Allstate Corp. (The)	1,430	222,008
American International Group, Inc.	3,770	262,053
Aon plc, Class A	715	213,377
Arch Capital Group Ltd.*	1,300	107,159
Arthur J Gallagher & Co.	1,560	362,170
Chubb Ltd.	2,925	716,625
Everest Group Ltd.	325	125,115
Hartford Financial Services Group, Inc. (The)	2,665	231,748
Marsh & McLennan Cos., Inc.	3,575	692,978
Principal Financial Group, Inc.	2,600	205,660
Progressive Corp. (The)	3,185	567,726
Travelers Cos., Inc. (The)	1,625	343,460
Willis Towers Watson plc	1,105	272,162

		4,722,434

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Interactive Media & Services - 5.0%
Meta Platforms, Inc., Class A*	23,985	9,357,508
Snap, Inc., Class A*	9,165	145,632

		9,503,140

IT Services - 2.9%
Accenture plc, Class A	7,215	2,625,394
Akamai Technologies, Inc.*	1,365	168,209
Amdocs Ltd.	1,300	119,184
Cognizant Technology Solutions Corp., Class A	4,615	355,909
Gartner, Inc.*	715	327,070
International Business Machines Corp.	9,880	1,814,561
Okta, Inc.*	910	75,211

		5,485,538

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,040	135,304
Avantor, Inc.*	2,210	50,808
Danaher Corp.	2,535	608,172
Illumina, Inc.*	845	120,843
IQVIA Holdings, Inc.*	1,625	338,374
Mettler-Toledo International, Inc.*	65	77,817
West Pharmaceutical Services, Inc.	260	96,988

		1,428,306

Machinery - 1.6%
Caterpillar, Inc.	2,730	819,846
Cummins, Inc.	1,040	248,872
Deere & Co.	1,040	409,323
Dover Corp.	780	116,828
Fortive Corp.	3,120	243,922
IDEX Corp.	390	82,485
Illinois Tool Works, Inc.	1,040	271,336
Lincoln Electric Holdings, Inc.	325	72,222
Nordson Corp.	390	98,171
Otis Worldwide Corp.	3,640	321,922
Stanley Black & Decker, Inc.	1,365	127,354
Toro Co. (The)(a)	715	66,123
Xylem, Inc.	1,300	146,172

		3,024,576

Media - 0.7%
Comcast Corp., Class A	21,580	1,004,333
Interpublic Group of Cos., Inc. (The)	3,315	109,362
Omnicom Group, Inc.	2,080	187,990

		1,301,685

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	7,605	301,843
Newmont Corp.	8,190	282,637
Nucor Corp.	910	170,106

		754,586

Multi-Utilities - 0.0%(c)
Public Service Enterprise Group, Inc.	1,755	101,772

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc., REIT(a)	1,430	172,887

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 3.9%
APA Corp.	975	30,547
Chevron Corp.	19,175	2,826,970
Coterra Energy, Inc.	5,200	129,376
Exxon Mobil Corp.	42,835	4,403,866
Marathon Oil Corp.	4,030	92,086

		7,482,845

Passenger Airlines - 0.0%(c)
Delta Air Lines, Inc.	2,210	86,499

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,080	274,539

Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	18,395	898,964
Eli Lilly & Co.	4,615	2,979,490
Johnson & Johnson	23,985	3,811,216
Merck & Co., Inc.	27,430	3,312,995
Pfizer, Inc.	40,820	1,105,406
Royalty Pharma plc, Class A(a)	3,120	88,577
Zoetis, Inc.	5,005	939,989

		13,136,637

Professional Services - 0.8%
Automatic Data Processing, Inc.	3,705	910,615
Broadridge Financial Solutions, Inc.	845	172,549
Verisk Analytics, Inc.	1,560	376,787

		1,459,951

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	3,250	280,507

Residential REITs - 0.1%
Camden Property Trust, REIT	390	36,598
Equity Residential, REIT	1,885	113,458
Essex Property Trust, Inc., REIT	585	136,463

		286,519

Retail REITs - 0.1%
Simon Property Group, Inc., REIT	1,170	162,174

Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc.*	11,635	1,951,073
Applied Materials, Inc.	6,045	993,194
Broadcom, Inc.	2,509	2,960,620
First Solar, Inc.*	585	85,586
Intel Corp.	37,830	1,629,716
KLA Corp.	455	270,288
Lam Research Corp.	715	589,997
Marvell Technology, Inc.	2,990	202,423
Micron Technology, Inc.	11,830	1,014,422
QUALCOMM, Inc.	6,045	897,743
Skyworks Solutions, Inc.	585	61,109
Texas Instruments, Inc.	6,565	1,051,188

		11,707,359

Software - 9.1%
Adobe, Inc.*	3,250	2,007,785
Autodesk, Inc.*	2,340	593,915

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Crowdstrike Holdings, Inc., Class A*	1,625	475,312
DocuSign, Inc.*	1,365	83,156
Gen Digital, Inc.	5,070	119,044
HubSpot, Inc.*	455	278,005
Intuit, Inc.	1,495	943,838
Microsoft Corp.	24,115	9,587,642
Oracle Corp.	8,515	951,125
Palo Alto Networks, Inc.*	1,690	572,082
Salesforce, Inc.*	3,510	986,626
Splunk, Inc.*	845	129,598
Synopsys, Inc.*	845	450,681
Workday, Inc., Class A*	715	208,115

		17,386,924

Specialized REITs - 0.8%
American Tower Corp., REIT(a)	4,225	826,621
Crown Castle, Inc., REIT	1,560	168,870
Digital Realty Trust, Inc., REIT(a)	1,105	155,208
Iron Mountain, Inc., REIT	2,600	175,552
Weyerhaeuser Co., REIT	7,735	253,476

		1,579,727

Specialty Retail - 2.6%
AutoZone, Inc.*	65	179,538
Best Buy Co., Inc.	2,145	155,491
Burlington Stores, Inc.*	325	62,124
Home Depot, Inc. (The)	5,395	1,904,219
Lowe’s Cos., Inc.	4,160	885,414
Ross Stores, Inc.	3,055	428,555
TJX Cos., Inc. (The)	10,335	980,895
Tractor Supply Co.	975	218,985
Ulta Beauty, Inc.*	195	97,900
Williams-Sonoma, Inc.(a)	650	125,704

		5,038,825

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	46,085	8,498,074
Hewlett Packard Enterprise Co.	11,245	171,936
HP, Inc.	9,230	264,994
NetApp, Inc.	1,495	130,364
Super Micro Computer, Inc.*(a)	325	172,123
Western Digital Corp.*	3,380	193,505

		9,430,996

Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp.*	260	195,970
Lululemon Athletica, Inc.*	1,300	589,966
NIKE, Inc., Class B	8,775	890,926

		1,676,862

Trading Companies & Distributors - 0.4%
Ferguson plc	2,210	415,171
United Rentals, Inc.	260	162,604
WW Grainger, Inc.	260	232,866

		810,641

Water Utilities - 0.1%
American Water Works Co., Inc.	1,755	217,655

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,820	293,439

TOTAL COMMON STOCKS (COST $159,867,257)		188,953,772

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.1%(d)

REPURCHASE AGREEMENTS - 0.1%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $152,763, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $1,210,771 (Cost $152,740)	152,740	152,740

Total Investments - 98.9% (Cost $160,019,997)		189,106,512
Other assets less liabilities - 1.1%		2,025,728

Net Assets - 100.0%		191,132,240

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $6,732,192, collateralized in the form of cash with a value of $152,740 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $6,726,982 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 13, 2024 – November 15, 2053 and $83,254 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.10% – 4.75%, and maturity dates ranging from March 22, 2024 – October 22, 2071; a total value of $6,962,976.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $152,740.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investment in a company which was affiliated for the period ended January 31, 2024, was as follows:

Security	Value October 31, 2023	Purchases at Cost	Sales Proceeds	Shares January 31, 2024	Value January 31, 2024	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
Northern Trust Corp.	$77,115	$9,912	$43,535	780	$62,119	$19,095	$891	$(468)

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	9	03/15/2024	USD	$2,191,725	$86,520

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.8%
Securities Lending Reinvestments	0.1
Others(1)	1.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%

Air Freight & Logistics - 0.3%
Deutsche Post AG	2,392	115,677
DSV A/S	782	141,031
FedEx Corp.	874	210,887
International Distributions Services plc*	1,035	3,648

		471,243

Automobile Components - 0.4%
Aisin Corp.	1,200	45,603
Aptiv plc*	1,058	86,047
BorgWarner, Inc.(a)	782	26,510
Bridgestone Corp.	4,600	202,787
Cie Generale des Etablissements Michelin SCA	3,312	110,880
Continental AG	552	45,690
Denso Corp.	11,600	185,774
Forvia SE*	1,127	19,655
Niterra Co. Ltd.	600	16,419
Valeo SE	414	5,471

		744,836

Automobiles - 1.5%
Bayerische Motoren Werke AG	1,242	130,568
Ferrari NV	414	145,570
General Motors Co.	10,258	398,010
Honda Motor Co. Ltd.	23,000	263,633
Mazda Motor Corp.	2,300	28,661
Mercedes-Benz Group AG	4,186	285,782
Mitsubishi Motors Corp.	6,900	22,228
Nissan Motor Co. Ltd.(a)	18,400	74,066
Renault SA	1,058	40,304
Rivian Automotive, Inc., Class A*(a)	2,530	38,734
Stellantis NV	7,820	174,094
Subaru Corp.	2,300	47,062
Suzuki Motor Corp.	1,700	77,781
Toyota Motor Corp.	41,400	849,667
Volkswagen AG (Preference)	874	113,774
Yamaha Motor Co. Ltd.	3,300	31,764

		2,721,698

Banks - 7.8%
ABN AMRO Bank NV, CVA(b)	2,254	33,445
AIB Group plc	8,786	38,901
ANZ Group Holdings Ltd.	14,674	263,847
Banco Bilbao Vizcaya Argentaria SA	26,358	248,406
Banco BPM SpA	9,729	52,946
Banco Santander SA	71,530	290,246
Bank of Ireland Group plc	4,554	42,206
Bank of Montreal	3,404	322,655
Bank of Queensland Ltd.(a)	3,404	13,591
Bank Polska Kasa Opieki SA	920	35,685
Bankinter SA	3,726	23,151

Investments	Shares	Value ($)
Banque Cantonale Vaudoise (Registered)(a)	138	17,824
Barclays plc	53,176	100,506
BAWAG Group AG(b)	506	26,295
BNP Paribas SA	5,428	368,805
Canadian Imperial Bank of Commerce	4,482	203,829
Citigroup, Inc.	18,170	1,020,609
Commerzbank AG	3,289	38,156
Commonwealth Bank of Australia	10,120	786,255
Danske Bank A/S	3,634	98,320
DBS Group Holdings Ltd.	4,200	100,195
Erste Group Bank AG	966	42,025
FinecoBank Banca Fineco SpA	3,496	51,001
Hang Seng Bank Ltd.	4,600	47,811
HSBC Holdings plc	77,786	612,368
Intesa Sanpaolo SpA	83,720	260,364
Japan Post Bank Co. Ltd.	4,600	48,321
JPMorgan Chase & Co.	27,646	4,820,357
KBC Group NV	1,012	66,485
Lloyds Banking Group plc	295,044	159,814
Mediobanca Banca di Credito Finanziario SpA	2,254	30,115
Mitsubishi UFJ Financial Group, Inc.	79,100	754,879
National Bank of Canada	1,242	95,591
NatWest Group plc	27,278	78,228
Nordea Bank Abp	18,768	232,980
NU Holdings Ltd., Class A*	12,604	108,520
Oversea-Chinese Banking Corp. Ltd.	16,100	155,295
Royal Bank of Canada	5,106	501,447
Santander Bank Polska SA	46	5,624
Skandinaviska Enskilda Banken AB, Class A	8,418	120,701
Societe Generale SA	3,220	83,805
Standard Chartered plc	12,788	97,514
Svenska Handelsbanken AB, Class A	8,096	88,190
Swedbank AB, Class A	5,106	105,161
Toronto-Dominion Bank (The)	6,486	396,476
UniCredit SpA	6,256	184,568
Virgin Money UK plc	6,946	13,874
Westpac Banking Corp.	21,896	349,990

		13,637,377

Beverages - 1.3%
Anheuser-Busch InBev SA/NV	3,450	215,522
Britvic plc	2,231	25,072
Budweiser Brewing Co. APAC Ltd.(b)	9,200	14,452
Carlsberg A/S, Class B	230	29,805
Coca-Cola Co. (The)	15,042	894,848
Coca-Cola Europacific Partners plc	1,426	98,251
Coca-Cola HBC AG	1,150	34,093
Davide Campari-Milano NV	3,036	31,033
Diageo plc	10,488	382,047

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Heineken Holding NV	460	38,900
Heineken NV	1,380	139,859
Keurig Dr Pepper, Inc.	5,842	183,672
Kirin Holdings Co. Ltd.	2,900	42,119
Pernod Ricard SA	966	160,021
Remy Cointreau SA	230	23,555
Treasury Wine Estates Ltd.	2,959	21,067

		2,334,316

Biotechnology - 0.9%
CSL Ltd.	1,932	385,316
Gilead Sciences, Inc.	4,738	370,796
Moderna, Inc.*(a)	1,426	144,097
Swedish Orphan Biovitrum AB*	603	17,041
Vertex Pharmaceuticals, Inc.*	1,472	637,935

		1,555,185

Broadline Retail - 5.3%
Allegro.eu SA*(b)	1,012	7,720
Amazon.com, Inc.*	55,568	8,624,154
Dollarama, Inc.	690	50,958
eBay, Inc.	2,116	86,904
Isetan Mitsukoshi Holdings Ltd.(a)	3,100	36,731
J Front Retailing Co. Ltd.	2,300	21,596
Next plc	690	74,407
Prosus NV	5,566	166,448
Rakuten Group, Inc.*	9,200	40,941
Wesfarmers Ltd.	6,716	258,252

		9,368,111

Building Products - 0.4%
AGC, Inc.	900	34,270
Assa Abloy AB, Class B	4,370	121,258
Belimo Holding AG (Registered)	46	21,696
Cie de Saint-Gobain SA	2,484	177,653
Fletcher Building Ltd.	2,898	8,063
Lennox International, Inc.	184	78,781
Lixil Corp.	2,200	29,785
Nibe Industrier AB, Class B	2,898	17,597
Reliance Worldwide Corp. Ltd.	2,576	7,220
ROCKWOOL A/S, Class B	92	25,340
Trane Technologies plc	874	220,292

		741,955

Capital Markets - 2.1%
3i Group plc	4,600	145,217
abrdn plc	9,660	20,728
Allfunds Group plc	2,438	17,664
ASX Ltd.	966	41,929
Bank of New York Mellon Corp. (The)	2,944	163,274
BlackRock, Inc.	1,334	1,032,930
Daiwa Securities Group, Inc.	9,200	66,966
Euronext NV(b)	414	36,719
FactSet Research Systems, Inc.	184	87,569
Goldman Sachs Group, Inc. (The)	1,840	706,578
Hong Kong Exchanges & Clearing Ltd.	4,600	139,225
IG Group Holdings plc	1,288	11,703
Julius Baer Group Ltd.	690	38,045
London Stock Exchange Group plc	2,116	240,953
Macquarie Group Ltd.	2,024	254,815

Investments	Shares	Value ($)
Man Group plc	2,576	7,778
Nasdaq, Inc.	1,196	69,093
S&P Global, Inc.	1,196	536,227
Schroders plc	3,772	19,512

		3,636,925

Chemicals - 0.6%
Air Liquide SA	1,288	242,994
Akzo Nobel NV	644	49,836
Arkema SA	276	30,370
BASF SE	3,818	184,389
Covestro AG*(b)	736	39,239
Croda International plc	506	30,962
Ecolab, Inc.	1,104	218,835
Hexpol AB	2,691	31,149
Incitec Pivot Ltd.	17,066	30,347
Kansai Paint Co. Ltd.	800	13,576
LANXESS AG	92	2,493
Mitsubishi Chemical Group Corp.	4,600	28,162
Nitto Denko Corp.	300	25,264
Novozymes A/S, Class B(a)	1,254	64,748
OCI NV	598	17,292
Orica Ltd.	2,346	25,216
Wacker Chemie AG	92	10,138
Yara International ASA	920	30,741

		1,075,751

Commercial Services & Supplies - 0.4%
Brambles Ltd.	7,958	77,016
Cintas Corp.	690	417,153
Elis SA	1,656	36,732
ISS A/S	598	11,416
Rentokil Initial plc	11,914	61,947
SPIE SA	759	25,311
TOPPAN Holdings, Inc.	2,300	64,339

		693,914

Communications Equipment - 0.0%(c)
Nokia OYJ	12,466	44,984

Construction & Engineering - 0.4%
Balfour Beatty plc	2,990	12,641
Bouygues SA	736	27,166
Eiffage SA	529	55,785
Ferrovial SE	2,614	100,545
HOCHTIEF AG	46	4,984
Obayashi Corp.	2,300	21,549
Shimizu Corp.	2,300	15,569
Skanska AB, Class B	2,116	37,098
Sweco AB, Class B	1,334	15,790
Vinci SA	2,484	315,911
Worley Ltd.	2,024	19,829
WSP Global, Inc.	230	34,001

		660,868

Construction Materials - 0.1%
Buzzi SpA	368	12,600
Heidelberg Materials AG	184	17,165
Holcim AG	2,622	202,217
Wienerberger AG(a)	437	14,943

		246,925

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Consumer Finance - 0.0%(c)
Cembra Money Bank AG(a)	46	3,579
Marui Group Co. Ltd.	2,300	38,589

		42,168

Consumer Staples Distribution & Retail - 1.9%
Aeon Co. Ltd.	3,000	72,509
Axfood AB	598	15,239
Carrefour SA	3,450	59,286
Coles Group Ltd.	2,300	24,190
Dollar Tree, Inc.*	828	108,153
Endeavour Group Ltd.(a)	874	3,247
HelloFresh SE*	690	9,272
J Sainsbury plc	9,108	31,339
Jeronimo Martins SGPS SA	1,334	30,546
Kesko OYJ, Class B	1,472	28,909
Koninklijke Ahold Delhaize NV	4,002	113,070
Kroger Co. (The)	3,818	176,163
Loblaw Cos. Ltd.	506	50,882
Marks & Spencer Group plc	10,166	32,015
Ocado Group plc*	2,530	17,611
Target Corp.	2,622	364,668
Tesco plc	9,338	34,081
Walgreens Boots Alliance, Inc.(a)	3,956	89,287
Walmart, Inc.	10,994	1,816,759
Woolworths Group Ltd.	7,222	171,915

		3,249,141

Containers & Packaging - 0.2%
Amcor plc(a)	9,476	89,359
Ball Corp.(a)	1,196	66,318
Billerud Aktiebolag	2,438	21,873
DS Smith plc	8,165	29,384
Huhtamaki OYJ	230	9,087
Orora Ltd.(a)	5,198	9,621
Smurfit Kappa Group plc(a)	1,426	53,518

		279,160

Distributors - 0.0%(c)
D’ieteren Group	92	18,758
Inchcape plc	1,656	14,445

		33,203

Diversified Consumer Services - 0.0%(c)
Pearson plc	3,864	47,809

Diversified REITs - 0.1%
British Land Co. plc (The), REIT	6,348	30,880
Charter Hall Group, REIT	1,196	9,559
Covivio SA, REIT	322	15,796
Mirvac Group, REIT	31,602	45,332
Stockland, REIT	12,972	39,103
Suntec REIT, REIT	18,400	16,385

		157,055

Diversified Telecommunication Services - 0.7%
BT Group plc(a)	35,328	50,477
Cellnex Telecom SA(b)	2,438	94,755
Chorus Ltd.(a)	2,070	10,143
Deutsche Telekom AG (Registered)	19,090	471,652
Elisa OYJ	552	25,334
Infrastrutture Wireless Italiane SpA(b)	1,403	17,137

Investments	Shares	Value ($)
Koninklijke KPN NV	20,378	69,683
Singapore Telecommunications Ltd.	36,800	66,090
Swisscom AG (Registered)	138	83,040
Telenor ASA	2,967	33,113
Telia Co. AB(a)	13,846	36,021
Telstra Group Ltd.	56,764	151,596
TELUS Corp.	3,590	64,704

		1,173,745

Electric Utilities - 0.5%
Contact Energy Ltd.	782	3,885
EDP - Energias de Portugal SA	13,202	59,399
Elia Group SA/NV	92	11,173
Endesa SA	1,748	34,861
Enel SpA	19,918	137,193
Fortum OYJ(a)	2,438	33,607
Iberdrola SA	26,772	324,981
Iberdrola SA*	461	5,596
Kansai Electric Power Co., Inc. (The)	3,100	42,850
Origin Energy Ltd.	8,878	50,002
Orsted A/S(b)	690	39,368
Redeia Corp. SA	1,196	20,046
SSE plc	5,152	110,550
Terna - Rete Elettrica Nazionale	3,312	28,162
Verbund AG	506	41,580

		943,253

Electrical Equipment - 0.6%
ABB Ltd. (Registered)	5,796	247,893
Fujikura Ltd.	2,300	19,251
Legrand SA	1,242	121,745
Nexans SA	253	23,291
Nidec Corp.	2,300	87,201
Prysmian SpA	1,610	71,686
Schneider Electric SE	1,932	383,840
Siemens Energy AG*	3,036	46,055
Vestas Wind Systems A/S*	4,968	142,384

		1,143,346

Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	1,012	229,441
Corning, Inc.	2,346	76,222
Flex Ltd.*	1,150	27,301
Halma plc	690	19,269
Hexagon AB, Class B	8,602	94,909
Ibiden Co. Ltd.	1,000	51,609
Jabil, Inc.	736	92,213
Kyocera Corp.	7,200	107,501
Murata Manufacturing Co. Ltd.	12,200	251,637
Omron Corp.	1,200	55,085
Shimadzu Corp.	900	25,299
TDK Corp.	1,500	76,367
TE Connectivity Ltd.	1,794	255,089
Yokogawa Electric Corp.	1,000	20,003

		1,381,945

Energy Equipment & Services - 0.3%
Schlumberger NV	10,948	533,168
Technip Energies NV	138	2,892

		536,060

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 0.6%
Bollore SE	4,117	27,392
Walt Disney Co. (The)	10,442	1,002,954

		1,030,346

Financial Services - 3.5%
AMP Ltd.	26,105	16,135
Apollo Global Management, Inc.(a)	3,634	364,854
Berkshire Hathaway, Inc., Class B*	9,936	3,812,841
Edenred SE(a)	1,150	69,230
EXOR NV	276	26,940
Industrivarden AB, Class C(a)	460	14,598
Kinnevik AB, Class B*	690	7,536
M&G plc	14,398	41,089
Nexi SpA*(b)	4,232	32,841
ORIX Corp.	4,200	82,420
Visa, Inc., Class A(a)	6,072	1,659,235
Wendel SE	230	21,074
Worldline SA*(a)(b)	1,380	18,910

		6,167,703

Food Products - 0.8%
AAK AB	1,610	36,618
Ajinomoto Co., Inc.	3,500	145,747
Associated British Foods plc	1,012	30,169
Bakkafrost P/F	46	2,595
Danone SA	1,518	101,805
Darling Ingredients, Inc.*	552	23,902
General Mills, Inc.	2,254	146,307
Hershey Co. (The)	598	115,737
JDE Peet’s NV(a)	92	2,285
Kellanova	1,288	70,531
Kerry Group plc, Class A	690	61,970
MEIJI Holdings Co. Ltd.	2,300	56,188
Mondelez International, Inc., Class A	5,244	394,716
Mowi ASA	2,852	51,767
Nissin Foods Holdings Co. Ltd.	900	29,424
Orkla ASA	3,726	29,397
Salmar ASA	368	20,581
Viscofan SA	46	2,708
Yakult Honsha Co. Ltd.	1,100	24,306

		1,346,753

Gas Utilities - 0.1%
APA Group	5,382	30,206
Enagas SA	322	5,278
Naturgy Energy Group SA(a)	805	21,861
Rubis SCA	276	7,033
Snam SpA	10,810	53,181
Tokyo Gas Co. Ltd.	2,300	53,513

		171,072

Ground Transportation - 0.8%
Canadian National Railway Co.	2,162	269,884
Canadian Pacific Kansas City Ltd.	3,312	268,198
ComfortDelGro Corp. Ltd.	13,800	14,457
Hankyu Hanshin Holdings, Inc.	1,300	40,279
MTR Corp. Ltd.(a)	10,000	32,492
Tokyu Corp.(a)	2,300	27,260
Uber Technologies, Inc.*	11,730	765,617

		1,418,187

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	9,936	1,124,258
Alcon, Inc.	2,622	200,016
Ansell Ltd.	322	5,141
Baxter International, Inc.	1,886	72,969
BioMerieux	230	24,984
Boston Scientific Corp.*	5,612	355,015
Carl Zeiss Meditec AG	46	4,925
Cochlear Ltd.	460	92,587
ConvaTec Group plc(b)	9,660	29,647
Demant A/S*	552	25,244
Edwards Lifesciences Corp.*	3,450	270,721
Elekta AB, Class B	920	7,007
EssilorLuxottica SA	736	145,745
Fisher & Paykel Healthcare Corp. Ltd.(a)	4,456	64,924
Getinge AB, Class B	1,058	22,906
Hologic, Inc.*	1,334	99,303
Hoya Corp.	2,300	298,091
Medtronic plc	7,590	664,429
Olympus Corp.(a)	4,000	60,202
Smith & Nephew plc	1,150	16,263
Sonova Holding AG (Registered)	230	74,455
Straumann Holding AG (Registered)	736	113,594
Stryker Corp.	1,932	648,147
Terumo Corp.	2,300	79,161
Zimmer Biomet Holdings, Inc.	690	86,664

		4,586,398

Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	920	100,455
Cigna Group (The)	1,656	498,373
CVS Health Corp.	4,876	362,628
Elevance Health, Inc.	1,794	885,231
Fresenius Medical Care AG	1,058	41,373
Fresenius SE & Co. KGaA	2,070	58,732
Galenica AG(b)	184	16,355
Sonic Healthcare Ltd.(a)	736	15,579
UnitedHealth Group, Inc.	3,542	1,812,583

		3,791,309

Health Care REITs - 0.3%
Cofinimmo SA, REIT	322	23,610
Healthpeak Properties, Inc., REIT	4,968	91,908
Ventas, Inc., REIT	1,978	91,759
Welltower, Inc., REIT	3,358	290,501

		497,778

Hotels, Restaurants & Leisure - 1.4%
Accor SA	1,357	54,097
Amadeus IT Group SA	2,392	169,046
Booking Holdings, Inc.*	138	484,031
Chipotle Mexican Grill, Inc., Class A*	104	250,512
Compass Group plc	6,762	187,549
Darden Restaurants, Inc.	414	67,308
Domino’s Pizza Enterprises Ltd.	644	16,880
Domino’s Pizza, Inc.	138	58,818
Entain plc(a)	3,956	48,776
Expedia Group, Inc.*	506	75,055

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Greggs plc	851	28,957
Hilton Worldwide Holdings, Inc.	1,472	281,093
InterContinental Hotels Group plc	736	70,294
Just Eat Takeaway.com NV*(a)(b)	1,564	24,039
La Francaise des Jeux SAEM(b)	276	11,285
Las Vegas Sands Corp.	874	42,756
Lottery Corp. Ltd. (The)	9,982	33,389
MGM Resorts International*	1,564	67,831
Oriental Land Co. Ltd.	5,800	218,311
Sodexo SA	529	60,106
SSP Group plc*	1,150	3,310
TUI AG*	2,300	16,080
Whitbread plc	736	33,704
Yum! Brands, Inc.	1,656	214,435

		2,517,662

Household Durables - 0.9%
Berkeley Group Holdings plc	460	28,124
Electrolux AB, Class B*	46	436
GN Store Nord A/S*	506	12,064
Nikon Corp.	2,300	23,877
Panasonic Holdings Corp.	11,500	110,811
Persimmon plc	644	11,998
SEB SA	184	22,685
Sekisui House Ltd.(a)	4,600	105,327
Sony Group Corp.	12,500	1,256,628
Taylor Wimpey plc	22,448	42,365
Vistry Group plc	920	11,774

		1,626,089

Household Products - 1.2%
Clorox Co. (The)	644	93,541
Colgate-Palmolive Co.	3,220	271,124
Essity AB, Class B	2,438	57,739
Henkel AG & Co. KGaA (Preference)	828	63,949
Procter & Gamble Co. (The)	8,970	1,409,546
Reckitt Benckiser Group plc	2,898	210,651
Unicharm Corp.	1,200	41,769

		2,148,319

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	3,726	62,150
Drax Group plc	2,438	15,809
EDP Renovaveis SA	598	9,776
Meridian Energy Ltd.	8,142	27,815

		115,550

Industrial Conglomerates - 0.4%
Hitachi Ltd.	4,600	367,402
Investment AB Latour, Class B(a)	322	8,199
Keppel Ltd.	4,600	24,646
Lifco AB, Class B(a)	552	13,474
Siemens AG (Registered)	1,334	241,529

		655,250

Industrial REITs - 0.1%
CapitaLand Ascendas REIT, REIT	13,800	30,154
Goodman Group, REIT	8,510	144,014
Segro plc, REIT	4,554	51,138
Warehouses De Pauw CVA, REIT	506	14,994

		240,300

Investments	Shares	Value ($)
Insurance - 1.6%
Admiral Group plc	828	26,519
Aegon Ltd.	5,221	30,988
Aflac, Inc.	1,794	151,306
Ageas SA/NV	1,012	43,762
Allianz SE (Registered)	736	198,111
ASR Nederland NV	506	24,025
Assicurazioni Generali SpA	5,934	133,364
Aviva plc	12,282	67,614
AXA SA	9,476	320,739
Beazley plc	3,772	26,155
Direct Line Insurance Group plc*	3,680	7,939
Hannover Rueck SE	322	77,719
Hiscox Ltd.	460	6,086
Insurance Australia Group Ltd.	13,340	53,263
Legal & General Group plc	11,086	35,999
Medibank Pvt Ltd.	14,122	35,848
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	598	256,063
nib holdings Ltd.	3,082	16,584
NN Group NV	1,703	70,370
Phoenix Group Holdings plc	4,554	29,310
Poste Italiane SpA(b)	2,622	28,667
Power Corp. of Canada	1,978	58,020
Principal Financial Group, Inc.	920	72,772
QBE Insurance Group Ltd.	5,612	58,800
Sampo OYJ, Class A	2,300	96,899
Steadfast Group Ltd.	5,658	22,254
Storebrand ASA	2,760	25,028
Sun Life Financial, Inc.	2,852	148,764
Swiss Life Holding AG (Registered)	92	66,642
Swiss Re AG	1,012	116,908
Topdanmark A/S(a)	24	1,072
Tryg A/S(a)	2,622	56,381
Willis Towers Watson plc	414	101,968
Zurich Insurance Group AG	506	259,002

		2,724,941

Interactive Media & Services - 5.7%
Alphabet, Inc., Class C*	21,758	3,085,284
Auto Trader Group plc(b)	5,980	55,500
CAR Group Ltd.	2,795	60,990
LY Corp.	13,800	43,616
Meta Platforms, Inc., Class A*	16,882	6,586,344
REA Group Ltd.	276	33,560
Rightmove plc	3,266	23,299
Snap, Inc., Class A*(a)	6,532	103,794

		9,992,387

IT Services - 3.3%
Accenture plc, Class A	7,590	2,761,849
Akamai Technologies, Inc.*	1,104	136,046
Alten SA	92	14,370
Amdocs Ltd.	966	88,563
Capgemini SE	874	196,712
CGI, Inc.*	1,472	165,880
Cognizant Technology Solutions Corp., Class A	3,864	297,992

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Computacenter plc	575	21,264
Fujitsu Ltd.	1,600	228,110
Gartner, Inc.*	598	273,549
International Business Machines Corp.	6,992	1,284,151
NEC Corp.	1,900	126,082
Nomura Research Institute Ltd.	2,300	71,325
NTT Data Group Corp.	2,000	29,287
Okta, Inc., Class A*	598	49,425
Reply SpA	230	31,854
Softcat plc	644	11,859
Sopra Steria Group	92	21,766
TIS, Inc.	1,200	27,123

		5,837,207

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	2,900	63,783
Thule Group AB(b)	690	17,770
Yamaha Corp.	900	20,109

		101,662

Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE(a)	552	33,638
Gerresheimer AG	92	9,484
Illumina, Inc.*	598	85,520
IQVIA Holdings, Inc.*	1,058	220,307
Lonza Group AG (Registered)	230	113,894
QIAGEN NV*(a)	714	31,334
Sartorius AG (Preference)	92	34,068
Siegfried Holding AG (Registered)	23	23,138
Tecan Group AG (Registered)	46	17,835
Wuxi Biologics Cayman, Inc.*(b)	11,500	30,158

		599,376

Machinery - 1.1%
Aalberts NV	230	9,239
Alfa Laval AB	621	23,085
Alstom SA(a)	1,649	21,047
ANDRITZ AG	299	18,562
Atlas Copco AB, Class A	6,716	108,517
Bucher Industries AG (Registered)	46	19,669
Cummins, Inc.	552	132,094
Daimler Truck Holding AG	1,564	56,505
Ebara Corp.	300	19,195
Epiroc AB, Class A	2,576	45,986
FANUC Corp.	4,600	129,558
Fortive Corp.	1,472	115,081
Georg Fischer AG (Registered)	506	34,270
Husqvarna AB, Class B(a)	1,242	9,785
IMI plc	667	14,312
Indutrade AB	690	16,982
Interpump Group SpA	322	16,104
KION Group AG	322	14,900
Knorr-Bremse AG	92	5,750
Komatsu Ltd.	3,300	95,834
Kone OYJ, Class B	1,564	78,047
Metso OYJ	3,864	38,993
MINEBEA MITSUMI, Inc.	2,300	48,620
Otis Worldwide Corp.	1,702	150,525
Rotork plc	7,199	28,731
Sandvik AB	2,898	61,537

Investments	Shares	Value ($)
Schindler Holding AG	184	46,330
Seatrium Ltd.*	138,000	10,327
SFS Group AG	23	2,794
SKF AB, Class B	782	15,583
Spirax-Sarco Engineering plc	414	52,747
Stanley Black & Decker, Inc.	736	68,669
Techtronic Industries Co. Ltd.	4,500	47,894
Trelleborg AB, Class B	966	29,703
Valmet OYJ(a)	552	15,740
Volvo AB, Class B	6,946	167,997
Wartsila OYJ Abp	3,427	50,999
Weir Group plc (The)	1,035	23,981

		1,845,692

Marine Transportation - 0.1%
AP Moller - Maersk A/S, Class B	23	42,652
Mitsui OSK Lines Ltd.	1,400	50,857
Nippon Yusen KK	2,300	80,215

		173,724

Media - 0.3%
Dentsu Group, Inc.	1,200	32,279
Informa plc	7,958	78,783
Interpublic Group of Cos., Inc. (The)	1,656	54,631
ITV plc	19,343	14,779
Omnicom Group, Inc.	1,886	170,457
Publicis Groupe SA	1,380	139,559
SES SA, Class A, ADR	3,036	18,798
Vivendi SE	4,554	51,719
WPP plc(a)	1,426	14,008

		575,013

Metals & Mining - 1.1%
Anglo American plc	3,358	81,103
Antofagasta plc	1,679	37,096
Aurubis AG	184	13,403
BHP Group Ltd.	25,346	792,008
BlueScope Steel Ltd.	598	9,333
Boliden AB	1,518	40,689
Fortescue Ltd.	9,936	196,258
IGO Ltd.	1,311	6,552
Iluka Resources Ltd.	2,162	10,362
Mineral Resources Ltd.	1,242	49,220
Newmont Corp.	4,232	146,046
Norsk Hydro ASA	7,728	45,777
Northern Star Resources Ltd.	7,291	63,379
Rio Tinto Ltd.	1,518	133,382
Rio Tinto plc	3,312	232,098
Sims Ltd.	138	1,325
South32 Ltd.	29,992	66,418
SSAB AB, Class B	3,358	25,935
thyssenkrupp AG	1,426	8,925
voestalpine AG	782	23,445

		1,982,754

Multi-Utilities - 0.4%
A2A SpA	10,971	21,934
AGL Energy Ltd.	3,956	22,673
Centrica plc	14,122	24,898
Engie SA	9,246	148,744
Hera SpA	8,119	28,839

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
National Grid plc	14,582	195,908
Public Service Enterprise Group, Inc.	3,082	178,725

		621,721

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc., REIT(a)	920	111,228
Dexus, REIT	5,152	26,565
Gecina SA, REIT	184	20,526

		158,319

Oil, Gas & Consumable Fuels - 5.5%
Aker BP ASA	920	24,706
Ampol Ltd.	1,564	37,602
BP plc	54,280	319,659
Chevron Corp.(a)	20,240	2,983,983
Coterra Energy, Inc.	3,956	98,425
Eni SpA	12,282	197,638
Equinor ASA	4,324	125,152
Exxon Mobil Corp.	37,720	3,877,993
Galp Energia SGPS SA	1,150	18,257
Gaztransport Et Technigaz SA	184	26,003
Marathon Oil Corp.	2,576	58,862
Neste OYJ	782	27,225
OMV AG(a)	276	12,385
ORLEN SA	2,070	32,563
Pembina Pipeline Corp.	2,254	78,128
Shell plc	31,832	1,004,995
Suncor Energy, Inc.	4,554	151,749
TC Energy Corp.	3,910	155,224
TotalEnergies SE	6,210	405,411
Woodside Energy Group Ltd.	3,818	81,799

		9,717,759

Paper & Forest Products - 0.1%
Holmen AB, Class B(a)	460	18,325
Mondi plc	2,300	41,415
Oji Holdings Corp.	4,600	18,208
Stora Enso OYJ, Class R	1,610	20,663

		98,611

Passenger Airlines - 0.1%
ANA Holdings, Inc.*	2,300	51,452
International Consolidated Airlines Group SA*	16,330	30,788
Qantas Airways Ltd.*	11,914	43,789
Singapore Airlines Ltd.	6,900	34,491

		160,520

Personal Care Products - 0.9%
Beiersdorf AG	437	64,487
Estee Lauder Cos., Inc. (The), Class A	1,334	176,074
Haleon plc	27,232	111,492
Kao Corp.	2,800	112,306
L’Oreal SA	1,242	599,955
Shiseido Co. Ltd.	3,400	96,063
Unilever plc	9,936	487,161

		1,647,538

Pharmaceuticals - 6.9%
Astellas Pharma, Inc.	13,800	162,853
AstraZeneca plc	7,452	996,424

Investments	Shares	Value ($)
Bristol-Myers Squibb Co.	11,546	564,253
Chugai Pharmaceutical Co. Ltd.	2,300	84,133
Daiichi Sankyo Co. Ltd.	6,900	208,782
Eisai Co. Ltd.	1,300	62,236
Eli Lilly & Co.	3,220	2,078,864
GSK plc	16,192	323,317
Hikma Pharmaceuticals plc	828	20,366
Ipsen SA	115	13,366
Merck & Co., Inc.	19,320	2,333,470
Merck KGaA	552	91,381
Novartis AG (Registered)	7,314	762,221
Novo Nordisk A/S, Class B	11,638	1,314,105
Ono Pharmaceutical Co. Ltd.	2,300	42,043
Orion OYJ, Class B	782	36,288
Pfizer, Inc.	21,344	577,995
Roche Holding AG	2,530	728,756
Sanofi SA	5,888	597,116
Santen Pharmaceutical Co. Ltd.	2,300	23,523
Shionogi & Co. Ltd.	3,400	165,377
Takeda Pharmaceutical Co. Ltd.	4,600	137,268
UCB SA	414	39,259
Zoetis, Inc., Class A	3,496	656,584

		12,019,980

Professional Services - 0.9%
Adecco Group AG (Registered)	1,012	44,286
ALS Ltd.	2,392	20,034
Arcadis NV	506	28,004
Automatic Data Processing, Inc.	1,564	384,400
Bureau Veritas SA	1,380	37,026
Computershare Ltd.	3,772	63,310
DKSH Holding AG	138	9,741
Experian plc	1,518	63,715
Intertek Group plc	552	31,583
Randstad NV	552	31,635
RELX plc	9,200	382,167
SGS SA (Registered)	644	60,087
Teleperformance SE	322	50,944
Verisk Analytics, Inc., Class A	828	199,987
Wolters Kluwer NV	1,104	163,694

		1,570,613

Real Estate Management & Development - 0.5%
Castellum AB*(a)	736	9,648
CBRE Group, Inc., Class A*	2,898	250,126
City Developments Ltd.	4,600	21,032
CK Asset Holdings Ltd.	11,500	51,857
Daito Trust Construction Co. Ltd.	300	34,531
Daiwa House Industry Co. Ltd.	3,800	119,167
Fabege AB	2,300	21,806
Hongkong Land Holdings Ltd.	4,600	14,398
Kojamo OYJ	1,012	12,158
Mitsubishi Estate Co. Ltd.	4,600	64,905
Mitsui Fudosan Co. Ltd.	2,300	58,658
Sagax AB, Class B	552	13,586
Swiss Prime Site AG (Registered)	460	47,027
Tokyu Fudosan Holdings Corp.	4,600	31,261
Vonovia SE	3,634	114,673
Wihlborgs Fastigheter AB	2,346	21,218

		886,051

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Residential REITs - 0.1%
Camden Property Trust, REIT	460	43,167
Equity Residential, REIT	1,196	71,987
Essex Property Trust, Inc., REIT	322	75,113

		190,267

Retail REITs - 0.2%
CapitaLand Integrated Commercial Trust, REIT	27,600	41,513
Klepierre SA, REIT	644	16,852
Link REIT, REIT	9,200	46,134
Region RE Ltd., REIT	12,512	18,775
Simon Property Group, Inc., REIT	1,288	178,530
Unibail-Rodamco-Westfield, REIT*	322	23,428
Vicinity Ltd., REIT	17,802	24,124

		349,356

Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc.*	9,200	1,542,748
Advantest Corp.	2,400	95,606
AIXTRON SE	253	9,556
Applied Materials, Inc.	6,348	1,042,976
ASM International NV	276	154,759
ASML Holding NV	1,472	1,276,290
BE Semiconductor Industries NV	322	48,898
Broadcom, Inc.	2,668	3,148,240
Infineon Technologies AG	4,646	170,302
Intel Corp.	32,016	1,379,249
KLA Corp.	506	300,584
Lam Research Corp.	736	607,325
Marvell Technology, Inc.	3,220	217,994
Micron Technology, Inc.	10,396	891,457
QUALCOMM, Inc.	4,232	628,494
Renesas Electronics Corp.*	9,200	155,583
Rohm Co. Ltd.	2,400	42,352
SOITEC*	161	23,680
STMicroelectronics NV(a)	2,806	124,679
SUMCO Corp.	2,300	35,497
Texas Instruments, Inc.	5,198	832,304
Tokyo Electron Ltd.	2,300	438,444

		13,167,017

Software - 9.9%
Adobe, Inc.*	2,576	1,591,401
Autodesk, Inc.*	2,024	513,711
Crowdstrike Holdings, Inc., Class A*	1,702	497,835
Dassault Systemes SE	2,392	125,330
DocuSign, Inc., Class A*	1,104	67,256
Gen Digital, Inc.	4,922	115,569
HubSpot, Inc.*	368	224,848
Intuit, Inc.	1,610	1,016,441
Microsoft Corp.	22,034	8,760,278
Oracle Corp.	9,062	1,012,225
Palo Alto Networks, Inc.*	1,794	607,287
Sage Group plc (The)	3,956	59,345
Salesforce, Inc.*	3,680	1,034,411
SAP SE	4,600	803,477
Splunk, Inc.*	874	134,045
Synopsys, Inc.*	874	466,148

Investments	Shares	Value ($)
Temenos AG (Registered)	230	23,696
WiseTech Global Ltd.	1,242	59,927
Workday, Inc., Class A*	782	227,617
Xero Ltd.*	690	50,534

		17,391,381

Specialized REITs - 0.6%
American Tower Corp., REIT	2,668	521,994
Big Yellow Group plc, REIT(a)	874	12,777
Crown Castle, Inc., REIT	1,656	179,262
Iron Mountain, Inc., REIT(a)	1,426	96,283
Keppel DC REIT, REIT	2,300	2,909
Safestore Holdings plc, REIT	230	2,425
Weyerhaeuser Co., REIT	5,658	185,413

		1,001,063

Specialty Retail - 2.1%
Best Buy Co., Inc.	1,518	110,040
Burlington Stores, Inc.*(a)	230	43,965
H & M Hennes & Mauritz AB, Class B(a)	2,668	38,082
Home Depot, Inc. (The)	3,818	1,347,601
Industria de Diseno Textil SA	3,036	130,958
JB Hi-Fi Ltd.	874	33,042
Kingfisher plc(a)	11,270	31,631
Lowe’s Cos., Inc.	3,312	704,926
Nitori Holdings Co. Ltd.	600	79,076
Ross Stores, Inc.	1,932	271,021
TJX Cos., Inc. (The)	6,578	624,318
Tractor Supply Co.	552	123,979
Watches of Switzerland Group plc*(d)	1,472	7,011
Williams-Sonoma, Inc.(a)	644	124,543
Zalando SE*(b)	414	8,401

		3,678,594

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	41,998	7,744,431
Brother Industries Ltd.	900	15,294
FUJIFILM Holdings Corp.	2,000	128,750
Hewlett Packard Enterprise Co.	9,614	146,998
HP, Inc.	6,486	186,213
Konica Minolta, Inc.*	4,600	12,824
Logitech International SA (Registered)	414	34,969
NetApp, Inc.	1,058	92,258
Ricoh Co. Ltd.	2,300	18,378
Seiko Epson Corp.	2,300	34,089
Western Digital Corp.*	2,622	150,109

		8,564,313

Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	368	70,402
Asics Corp.	1,300	40,279
Burberry Group plc	2,162	36,012
Christian Dior SE	23	18,413
Cie Financiere Richemont SA (Registered)	874	131,429
Deckers Outdoor Corp.*	138	104,015
Hermes International SCA	92	195,653
HUGO BOSS AG	391	24,694
Kering SA	368	153,200

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Lululemon Athletica, Inc.*	1,150	521,893
LVMH Moet Hennessy Louis Vuitton SE	1,334	1,120,991
Moncler SpA	782	48,673
NIKE, Inc., Class B	4,646	471,708
Pandora A/S	506	74,405
Puma SE	598	24,424
Swatch Group AG (The)	69	16,384

		3,052,575

Trading Companies & Distributors - 1.0%
Ashtead Group plc	2,070	137,127
Beijer Ref AB, Class B(a)	1,656	22,887
Bunzl plc	736	30,133
Diploma plc	805	33,419
Ferguson plc	2,300	432,078
Grafton Group plc	1,150	14,233
IMCD NV	184	28,381
ITOCHU Corp.(a)	6,900	318,719
Mitsui & Co. Ltd.	7,600	313,567
Rexel SA	1,219	32,825
RS GROUP plc	2,070	20,709
Sojitz Corp.	1,599	38,330
Sumitomo Corp.	6,900	161,201
Toyota Tsusho Corp.	1,300	87,031
Travis Perkins plc	2,070	20,825

		1,691,465

Transportation Infrastructure - 0.2%
Aena SME SA(b)	276	49,243
Aeroports de Paris SA	92	12,432
Auckland International Airport Ltd.	5,553	28,832
Flughafen Zurich AG (Registered)	46	9,582
Getlink SE	2,047	35,577
Qube Holdings Ltd.	10,166	22,042
SATS Ltd.*	4,600	9,466
Transurban Group	13,294	118,726

		285,900

Water Utilities - 0.2%
American Water Works Co., Inc.	1,564	193,967
Pennon Group plc	3,128	28,123
Severn Trent plc	1,702	56,309
United Utilities Group plc(a)	1,794	24,365

		302,764

Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA, SDR*	414	7,172
Tele2 AB, Class B	1,978	17,011
Vodafone Group plc	105,156	90,149

		114,332

TOTAL COMMON STOCKS (COST $127,669,664)		173,736,584

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.2%(e)

REPURCHASE AGREEMENTS - 0.2%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $305,989, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $2,425,216 (Cost $305,943)	305,943	305,943

Total Investments - 99.3% (Cost $127,975,607)		174,042,527
Other assets less liabilities - 0.7%		1,185,317

Net Assets - 100.0%		175,227,844

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $6,622,894, collateralized in the form of cash with a value of $305,943 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $6,031,299 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 6, 2024 – November 15, 2053 and $671,207 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from February 21, 2024 – September 20, 2117; a total value of $7,008,449.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $305,943.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	3	03/15/2024	EUR	$152,021	$4,172
MSCI EAFE E-Mini Index	7	03/15/2024	USD	781,550	23,565
S&P 500 E-Mini Index	2	03/15/2024	USD	487,050	22,875

					$50,612

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	328,761	Toronto-Dominion Bank (The)	EUR	300,000	03/20/2024	$2,231
USD	178,990	Toronto-Dominion Bank (The)	JPY	25,000,000	03/21/2024	6,660

Total unrealized appreciation						$8,891

USD	148,135	Citibank NA	CHF	127,546	03/20/2024	$(1,303)
USD	63,677	Citibank NA	GBP	50,000	03/20/2024	(18)

Total unrealized depreciation						$(1,321)

Net unrealized appreciation						$7,570

Abbreviations:

CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	3.2%
Austria	0.1
Belgium	0.3
Canada	1.7
Denmark	1.2
Finland	0.4
France	4.2
Germany	2.3
Hong Kong	0.2
Ireland	0.1
Italy	1.1
Japan	6.6
Luxembourg	0.0	†
Netherlands	2.2
New Zealand	0.1
Norway	0.2
Poland	0.0	†
Portugal	0.1
Singapore	0.3
Spain	0.9
Sweden	0.9
Switzerland	2.0
United Kingdom	4.4
United States	66.6
Other[1]	0.9

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.1%
Securities Lending Reinvestments	0.2
Others(1)	0.7

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate US Large Cap Core Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Aerospace & Defense - 0.2%
Axon Enterprise, Inc.*	352	87,669

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	352	49,949

Automobiles - 1.8%
Tesla, Inc.*	4,160	779,126

Banks - 3.4%
Bank of America Corp.	12,416	422,268
Citigroup, Inc.	7,104	399,032
JPMorgan Chase & Co.	3,840	669,542

		1,490,842

Beverages - 1.1%
PepsiCo, Inc.	2,848	479,973

Biotechnology - 2.9%
AbbVie, Inc.	1,344	220,954
Amgen, Inc.	1,664	522,929
Biogen, Inc.*	736	181,542
Regeneron Pharmaceuticals, Inc.*	384	362,027

		1,287,452

Broadline Retail - 3.8%
Amazon.com, Inc.*	9,888	1,534,618
eBay, Inc.	2,656	109,082
Etsy, Inc.*	608	40,468

		1,684,168

Building Products - 1.2%
Johnson Controls International plc	3,392	178,725
Owens Corning	448	67,885
Trane Technologies plc	1,152	290,362

		536,972

Capital Markets - 3.7%
BlackRock, Inc.	32	24,778
Goldman Sachs Group, Inc. (The)	256	98,307
Moody’s Corp.	832	326,177
Morgan Stanley	5,088	443,877
MSCI, Inc.	384	229,870
Nasdaq, Inc.	224	12,940
S&P Global, Inc.	1,088	487,805

		1,623,754

Chemicals - 1.1%
Ecolab, Inc.	1,312	260,065
International Flavors & Fragrances, Inc.	1,280	103,270
PPG Industries, Inc.	800	112,832

		476,167

Commercial Services & Supplies - 1.4%
Cintas Corp.	480	290,194

Investments	Shares	Value ($)
Waste Management, Inc.	1,696	314,828

		605,022

Communications Equipment - 0.3%
Cisco Systems, Inc.	2,400	120,432

Consumer Finance - 0.1%
American Express Co.	288	57,813

Consumer Staples Distribution & Retail - 2.0%
Kroger Co. (The)	3,392	156,507
Sysco Corp.	2,592	209,770
Target Corp.	1,824	253,682
Walgreens Boots Alliance, Inc.	3,840	86,669
Walmart, Inc.	1,152	190,368

		896,996

Containers & Packaging - 0.2%
Avery Dennison Corp.	416	82,971
Ball Corp.	256	14,195

		97,166

Diversified Telecommunication Services - 1.4%
AT&T, Inc.(a)	18,720	331,157
Verizon Communications, Inc.	6,944	294,078

		625,235

Electric Utilities - 0.9%
Eversource Energy(a)	1,792	97,162
Exelon Corp.	4,992	173,772
NextEra Energy, Inc.	800	46,904
PG&E Corp.	3,584	60,462

		378,300

Electrical Equipment - 0.2%
Rockwell Automation, Inc.	256	64,840

Energy Equipment & Services - 0.6%
Baker Hughes Co.	3,360	95,760
Schlumberger NV(a)	3,648	177,658

		273,418

Entertainment - 0.7%
Walt Disney Co. (The)	3,232	310,434

Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B*	736	282,433
Mastercard, Inc., Class A	1,600	718,768
PayPal Holdings, Inc.*	3,488	213,989
Visa, Inc., Class A(a)	2,848	778,244

		1,993,434

Food Products - 0.2%
Mondelez International, Inc., Class A	1,088	81,894

Ground Transportation - 1.8%
CSX Corp.	10,080	359,856
Norfolk Southern Corp.	1,152	270,996
Union Pacific Corp.	672	163,921

		794,773

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	224	25,346
Boston Scientific Corp.*	7,072	447,375
Medtronic plc	4,640	406,185

		878,906

Health Care Providers & Services - 2.9%
Cencora, Inc.	512	119,132
Cigna Group (The)	1,376	414,107
CVS Health Corp.	2,624	195,147
Elevance Health, Inc.	896	442,123
UnitedHealth Group, Inc.	192	98,254

		1,268,763

Hotel & Resort REITs - 0.2%
Host Hotels & Resorts, Inc., REIT	3,648	70,115

Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc., Class A*	192	27,675
Booking Holdings, Inc.*(a)	64	224,478
Caesars Entertainment, Inc.*	1,152	50,538
Las Vegas Sands Corp.	1,696	82,968
McDonald’s Corp.	736	215,442
MGM Resorts International*	1,408	61,065

		662,166

Household Products - 1.9%
Church & Dwight Co., Inc.	96	9,585
Clorox Co. (The)	608	88,312
Colgate-Palmolive Co.	4,000	336,800
Kimberly-Clark Corp.	576	69,679
Procter & Gamble Co. (The)	2,112	331,880

		836,256

Industrial Conglomerates - 0.1%
3M Co.	288	27,173

Industrial REITs - 1.0%
Prologis, Inc., REIT	3,584	454,057

Insurance - 1.5%
Aflac, Inc.	640	53,978
Chubb Ltd.	1,056	258,720
Hartford Financial Services Group, Inc. (The)	1,568	136,353
MetLife, Inc.(a)	3,264	226,260

		675,311

Interactive Media & Services - 6.3%
Alphabet, Inc., Class A*	8,256	1,156,666
Alphabet, Inc., Class C*	7,520	1,066,336
Meta Platforms, Inc., Class A*	1,408	549,317

		2,772,319

IT Services - 2.4%
Accenture plc, Class A	1,120	407,545
Akamai Technologies, Inc.*	768	94,641
International Business Machines Corp.	2,912	534,818

		1,037,004

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	192	24,979

Investments	Shares	Value ($)
Charles River Laboratories International, Inc.*	256	55,368
ICON plc*	64	16,696
Illumina, Inc.*	800	114,408
Mettler-Toledo International, Inc.*	96	114,930

		326,381

Machinery - 2.0%
CNH Industrial NV	4,480	53,760
Cummins, Inc.	704	168,467
Deere & Co.	864	340,053
Stanley Black & Decker, Inc.	736	68,669
Westinghouse Air Brake Technologies Corp.	928	122,097
Xylem, Inc.	928	104,344

		857,390

Media - 0.5%
Comcast Corp., Class A	3,808	177,224
Interpublic Group of Cos., Inc. (The)	1,856	61,230

		238,454

Metals & Mining - 0.7%
Newmont Corp.	5,856	202,091
Nucor Corp.	96	17,945
Steel Dynamics, Inc.	832	100,414

		320,450

Multi-Utilities - 0.9%
Consolidated Edison, Inc.	1,728	157,075
Sempra	3,200	228,992

		386,067

Office REITs - 0.1%
Boston Properties, Inc., REIT	704	46,816

Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy, Inc.	1,024	167,926
EQT Corp.	1,792	63,437
Exxon Mobil Corp.	192	19,740
Marathon Petroleum Corp.	2,016	333,850
ONEOK, Inc.	1,408	96,096
Pioneer Natural Resources Co.	512	117,673
Valero Energy Corp.(a)	1,696	235,574
Williams Cos., Inc. (The)	6,240	216,278

		1,250,574

Personal Care Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	1,184	156,276
Kenvue, Inc.	896	18,601

		174,877

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	3,072	150,128
Eli Lilly & Co.	128	82,638
Johnson & Johnson	4,672	742,381
Merck & Co., Inc.	5,568	672,503
Pfizer, Inc.	10,336	279,899

		1,927,549

Professional Services - 1.4%
Automatic Data Processing, Inc.	1,728	424,708

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
Paychex, Inc.(a)	1,600	194,768

		619,476

Semiconductors & Semiconductor Equipment - 7.8%
Applied Materials, Inc.	2,784	457,411
Broadcom, Inc.	128	151,040
Enphase Energy, Inc.*(a)	704	73,307
First Solar, Inc.*	512	74,905
Intel Corp.	11,648	501,796
NVIDIA Corp.	3,136	1,929,487
QUALCOMM, Inc.	672	99,799
SolarEdge Technologies, Inc.*	256	17,024
Texas Instruments, Inc.	640	102,477

		3,407,246

Software - 11.9%
Adobe, Inc.*	960	593,069
Autodesk, Inc.*	576	146,195
Cadence Design Systems, Inc.*	96	27,692
Microsoft Corp.	7,968	3,167,917
Salesforce, Inc.*	2,368	665,621
ServiceNow, Inc.*	416	318,406
Workday, Inc., Class A*	1,024	298,056

		5,216,956

Specialized REITs - 1.2%
Equinix, Inc., REIT	480	398,290
Weyerhaeuser Co., REIT	3,616	118,496

		516,786

Specialty Retail - 2.0%
Best Buy Co., Inc.(a)	288	20,877
Home Depot, Inc. (The)	480	169,421
Lowe’s Cos., Inc.	704	149,839
TJX Cos., Inc. (The)	4,576	434,308
Tractor Supply Co.	544	122,183

		896,628

Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	16,416	3,027,110
Dell Technologies, Inc., Class C	1,312	108,739
Hewlett Packard Enterprise Co.	6,368	97,367
HP, Inc.	4,416	126,783

		3,359,999

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	4,032	409,369

TOTAL COMMON STOCKS (COST $38,276,716)		43,432,917

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.2%(b)

REPURCHASE AGREEMENTS - 0.2%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $73,899, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $585,715 (Cost $73,889)	73,889	73,889

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%(c)(d)

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills 5.38%, 4/11/2024 (Cost $34,642)	35,000	34,645

Total Investments - 99.1% (Cost $38,385,247)		43,541,451
Other assets less liabilities - 0.9%		414,420

Net Assets - 100.0%		43,955,871

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $2,253,042, collateralized in the form of cash with a value of $73,889 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,252,201 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 13, 2024 – August 15, 2053; a total value of $2,326,089.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $73,889.
(c)	The rate shown was the current yield as of January 31, 2024.
(d)	All or a portion of the security pledged as collateral for Futures Contracts.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 Micro E-Mini Index	20	03/15/2024	USD	$487,050	$21,131

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.8%
Securities Lending Reinvestments	0.2
Short-Term Investments	0.1
Others(1)	0.9

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Air Freight & Logistics - 1.0%
Deutsche Post AG	9,480	458,451

Automobile Components - 0.4%
Bridgestone Corp.	4,400	193,970

Automobiles - 2.5%
Honda Motor Co. Ltd.	2,600	29,802
Mercedes-Benz Group AG	3,820	260,795
Porsche Automobil Holding SE (Preference)	2,020	102,031
Toyota Motor Corp.	34,000	697,794
Yamaha Motor Co. Ltd.	12,000	115,505

		1,205,927

Banks - 11.8%
ABN AMRO Bank NV, CVA(a)	5,460	81,016
Banco Santander SA	46,240	187,627
Bank of Montreal	867	82,180
Bank of Nova Scotia (The)	6,020	283,281
Barclays plc	30,720	58,063
BNP Paribas SA	8,320	565,302
Commonwealth Bank of Australia(b)	7,980	619,992
Credit Agricole SA	4,060	58,708
Danske Bank A/S	9,080	245,665
DBS Group Holdings Ltd.	2,000	47,712
HSBC Holdings plc	59,780	470,616
ING Groep NV	22,880	327,816
Mitsubishi UFJ Financial Group, Inc.	48,000	458,081
Mizuho Financial Group, Inc.	4,000	73,939
National Australia Bank Ltd.	12,160	262,051
NatWest Group plc	18,320	52,538
Nordea Bank Abp	5,240	65,036
Royal Bank of Canada	6,280	616,743
Societe Generale SA	5,120	133,256
Standard Chartered plc	5,300	40,415
Toronto-Dominion Bank (The)	10,120	618,615
Westpac Banking Corp.	21,700	346,857

		5,695,509

Beverages - 1.9%
Anheuser-Busch InBev SA/NV	820	51,226
Asahi Group Holdings Ltd.	2,500	94,236
Coca-Cola HBC AG	2,160	64,035
Diageo plc	13,720	499,779
Kirin Holdings Co. Ltd.	8,000	116,190
Pernod Ricard SA	640	106,018

		931,484

Biotechnology - 0.8%
CSL Ltd.	1,620	323,091
Grifols SA*	4,060	44,741

		367,832

Investments	Shares	Value ($)
Broadline Retail - 0.7%
Canadian Tire Corp. Ltd., Class A(b)	700	74,870
Next plc	1,660	179,007
Rakuten Group, Inc.*	20,000	89,003

		342,880

Building Products - 1.2%
Cie de Saint-Gobain SA	3,320	237,442
Geberit AG (Registered)	280	163,264
Kingspan Group plc	2,020	165,796

		566,502

Capital Markets - 2.8%
Daiwa Securities Group, Inc.	14,000	101,905
Deutsche Boerse AG	240	48,164
EQT AB(b)	4,680	127,731
Hong Kong Exchanges & Clearing Ltd.	2,800	84,746
London Stock Exchange Group plc	200	22,774
Macquarie Group Ltd.(b)	1,400	176,256
Nomura Holdings, Inc.	36,000	189,439
Schroders plc	10,720	55,452
St James’s Place plc	7,300	60,816
UBS Group AG (Registered)	15,740	476,869

		1,344,152

Chemicals - 3.4%
Akzo Nobel NV	2,240	173,341
Arkema SA	620	68,223
Clariant AG (Registered)	3,380	43,774
Covestro AG*(a)	2,580	137,548
Croda International plc	1,860	113,812
Givaudan SA (Registered)	49	206,145
Mitsui Chemicals, Inc.	2,000	59,846
Nissan Chemical Corp.	1,000	40,513
Nitto Denko Corp.	2,000	168,428
Novozymes A/S, Class B	2,540	131,147
Sika AG (Registered)	1,040	291,081
Sumitomo Chemical Co. Ltd.	18,000	43,025
Symrise AG, Class A	1,040	108,384
Umicore SA	640	14,717
Wacker Chemie AG	180	19,836

		1,619,820

Commercial Services & Supplies - 0.4%
Brambles Ltd.	3,120	30,195
Dai Nippon Printing Co. Ltd.	2,700	79,277
Rentokil Initial plc	7,920	41,180
Secom Co. Ltd.	400	29,335

		179,987

Communications Equipment - 0.1%
Nokia OYJ	16,180	58,386

Construction & Engineering - 0.4%
Taisei Corp.	2,000	73,679
WSP Global, Inc.	920	136,005

		209,684

Consumer Staples Distribution & Retail - 2.1%
Aeon Co. Ltd.	2,000	48,339

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Carrefour SA	6,720	115,480
Jeronimo Martins SGPS SA	3,440	78,769
Loblaw Cos. Ltd.	880	88,491
Metro, Inc., Class A	220	11,624
Tesco plc	92,940	339,204
Woolworths Group Ltd.	13,880	330,405

		1,012,312

Containers & Packaging - 0.5%
SIG Group AG	4,260	90,181
Smurfit Kappa Group plc	3,460	129,893

		220,074

Diversified Consumer Services - 0.2%
Pearson plc	8,820	109,128

Diversified REITs - 0.2%
GPT Group (The), REIT	26,680	82,188
Land Securities Group plc, REIT	2,960	25,240

		107,428

Diversified Telecommunication Services - 2.0%
BCE, Inc.	3,040	122,664
Deutsche Telekom AG (Registered)	15,120	373,566
Nippon Telegraph & Telephone Corp.	100,000	127,450
Swisscom AG (Registered)	340	204,591
Telefonica SA	8,060	33,007
Telia Co. AB(b)	5,760	14,985
TELUS Corp.	5,951	107,256

		983,519

Electric Utilities - 1.8%
Acciona SA	360	47,023
EDP - Energias de Portugal SA	37,240	167,552
Iberdrola SA	22,940	278,465
Iberdrola SA*	395	4,795
Orsted A/S(a)	2,600	148,343
Terna - Rete Elettrica Nazionale	18,320	155,778
Verbund AG(b)	960	78,888

		880,844

Electrical Equipment - 2.4%
Mitsubishi Electric Corp.	8,000	120,568
Schneider Electric SE	3,260	647,681
Vestas Wind Systems A/S*	13,400	384,045

		1,152,294

Electronic Equipment, Instruments & Components - 0.5%
Murata Manufacturing Co. Ltd.	6,000	123,756
Omron Corp.	2,200	100,988

		224,744

Energy Equipment & Services - 0.1%
Tenaris SA	3,940	62,978

Financial Services - 0.3%
GMO Payment Gateway, Inc.	500	30,809
M&G plc	29,140	83,160
Worldline SA*(a)	2,820	38,642

		152,611

Food Products - 2.0%
Ajinomoto Co., Inc.	1,100	45,806
Mowi ASA	460	8,349

Investments	Shares	Value ($)
Nestle SA (Registered)	7,920	909,944

		964,099

Gas Utilities - 0.4%
AltaGas Ltd.	1,780	37,238
APA Group	5,700	31,990
Hong Kong & China Gas Co. Ltd.	160,000	113,595

		182,823

Ground Transportation - 1.9%
Canadian National Railway Co.	3,460	431,914
Canadian Pacific Kansas City Ltd.	2,020	163,575
East Japan Railway Co.	4,000	230,983
MTR Corp. Ltd.	22,000	71,483
West Japan Railway Co.	300	12,622

		910,577

Health Care Equipment & Supplies - 2.1%
Koninklijke Philips NV*	12,160	261,217
Olympus Corp.	10,000	150,505
Siemens Healthineers AG(a)	3,700	208,432
Sonova Holding AG (Registered)	680	220,127
Sysmex Corp.(b)	2,000	109,567
Terumo Corp.	1,300	44,743

		994,591

Hotels, Restaurants & Leisure - 1.6%
Amadeus IT Group SA	6,020	425,442
Genting Singapore Ltd.	82,000	61,975
Oriental Land Co. Ltd.	2,000	75,279
Sands China Ltd.*	32,000	83,917
Whitbread plc	2,520	115,399

		762,012

Household Durables - 1.3%
Sekisui House Ltd.	6,000	137,383
Sony Group Corp.	4,900	492,598

		629,981

Household Products - 0.4%
Henkel AG & Co. KGaA (Preference)	2,220	171,456

Independent Power and Renewable Electricity Producers - 0.2%
Corp. ACCIONA Energias Renovables SA	600	15,707
EDP Renovaveis SA	3,780	61,796

		77,503

Industrial Conglomerates - 2.2%
Hitachi Ltd.	7,400	591,038
Siemens AG (Registered)	2,620	474,367

		1,065,405

Industrial REITs - 0.5%
Nippon Prologis REIT, Inc., REIT	29	52,098
Segro plc, REIT	15,500	174,054

		226,152

Insurance - 6.1%
AIA Group Ltd.	32,000	249,499
Allianz SE (Registered)	2,020	543,729
ASR Nederland NV	920	43,682
Aviva plc	30,980	170,549
AXA SA	13,500	456,942
Japan Post Insurance Co. Ltd.	1,000	18,977
Legal & General Group plc	76,360	247,964

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
MS&AD Insurance Group Holdings, Inc.	5,300	222,914
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	320	137,024
NN Group NV	2,620	108,261
QBE Insurance Group Ltd.	15,020	157,374
Sun Life Financial, Inc.	2,560	133,533
Swiss Re AG	1,000	115,521
Zurich Insurance Group AG	660	337,828

		2,943,797

Interactive Media & Services - 0.2%
LY Corp.	36,000	113,781

IT Services - 2.0%
Capgemini SE	1,760	396,125
CGI, Inc.*	1,400	157,767
Fujitsu Ltd.	2,400	342,165
Nomura Research Institute Ltd.	2,800	86,830

		982,887

Leisure Products - 0.1%
Yamaha Corp.	2,000	44,686

Machinery - 2.0%
Alstom SA	4,180	53,351
Atlas Copco AB, Class A	8,640	139,605
Epiroc AB, Class A	4,820	86,045
GEA Group AG	1,900	76,776
Hitachi Construction Machinery Co. Ltd.	2,000	57,930
KION Group AG	980	45,349
Komatsu Ltd.	6,000	174,243
Kone OYJ, Class B	240	11,977
MINEBEA MITSUMI, Inc.	4,000	84,556
SKF AB, Class B	4,940	98,443
Volvo AB, Class B	1,520	36,763
Weir Group plc (The)	780	18,073
Yaskawa Electric Corp.	2,400	92,388

		975,499

Media - 1.0%
Dentsu Group, Inc.	2,300	61,868
Informa plc	4,920	48,707
Publicis Groupe SA	2,400	242,712
WPP plc	12,120	119,060

		472,347

Metals & Mining - 2.8%
Anglo American plc	5,580	134,770
Barrick Gold Corp.	1,520	23,891
BlueScope Steel Ltd.	5,980	93,332
Fortescue Ltd.	8,060	159,203
Fresnillo plc	3,060	20,715
Kinross Gold Corp.	16,140	89,516
Mineral Resources Ltd.	2,300	91,149
Norsk Hydro ASA	5,260	31,158
Northern Star Resources Ltd.	14,960	130,044
Rio Tinto Ltd.	1,960	172,219
Sumitomo Metal Mining Co. Ltd.	600	16,833
Teck Resources Ltd., Class B	2,220	89,411

Investments	Shares	Value ($)
Wheaton Precious Metals Corp.	6,040	284,855

		1,337,096

Multi-Utilities - 0.3%
Algonquin Power & Utilities Corp.	9,280	55,359
National Grid plc	6,940	93,238

		148,597

Office REITs - 0.4%
Dexus, REIT	10,300	53,109
Gecina SA, REIT	680	75,859
Japan Real Estate Investment Corp., REIT	20	77,442

		206,410

Oil, Gas & Consumable Fuels - 5.4%
Ampol Ltd.	3,440	82,706
Cameco Corp.	5,620	270,011
Enbridge, Inc.	15,260	545,273
ENEOS Holdings, Inc.	20,000	81,902
Neste OYJ	5,640	196,353
Pembina Pipeline Corp.	3,300	114,384
Repsol SA(b)	9,300	138,803
Shell plc	23,720	739,147
TC Energy Corp.	1,240	49,227
TotalEnergies SE	5,780	377,339
Woodside Energy Group Ltd.	1	20

		2,595,165

Paper & Forest Products - 0.4%
Mondi plc	5,764	103,783
West Fraser Timber Co. Ltd.	820	65,616

		169,399

Personal Care Products - 2.3%
Haleon plc	52,360	214,369
Kao Corp.	6,000	240,657
L’Oreal SA	1,360	656,955

		1,111,981

Pharmaceuticals - 9.1%
AstraZeneca plc	4,940	660,538
Daiichi Sankyo Co. Ltd.	8,000	242,066
GSK plc	15,860	316,688
Novartis AG (Registered)	5,800	604,441
Novo Nordisk A/S, Class B	11,400	1,287,231
Ono Pharmaceutical Co. Ltd.	2,100	38,387
Roche Holding AG	1,440	414,786
Sanofi SA	4,120	417,819
Takeda Pharmaceutical Co. Ltd.	12,000	358,091
UCB SA	560	53,105

		4,393,152

Professional Services - 2.4%
Randstad NV	920	52,726
Recruit Holdings Co. Ltd.	4,300	174,353
RELX plc	14,320	594,852
Wolters Kluwer NV	2,400	355,856

		1,177,787

Real Estate Management & Development - 0.5%
Daiwa House Industry Co. Ltd.	8,000	250,877

Retail REITs - 0.4%
CapitaLand Integrated Commercial Trust, REIT	62,000	93,254

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Vicinity Ltd., REIT	54,420	73,747

		167,001

Semiconductors & Semiconductor Equipment - 3.0%
Advantest Corp.	5,200	207,146
ASML Holding NV	1,200	1,040,454
Renesas Electronics Corp.*	2,000	33,822
Tokyo Electron Ltd.	900	171,565

		1,452,987

Software - 2.4%
Open Text Corp.	3,540	155,346
SAP SE	5,040	880,332
Xero Ltd.*	1,580	115,716

		1,151,394

Specialty Retail - 1.4%
Fast Retailing Co. Ltd.	200	54,373
H & M Hennes & Mauritz AB, Class B	4,260	60,806
Industria de Diseno Textil SA	11,700	504,679
Zalando SE*(a)	3,000	60,874

		680,732

Technology Hardware, Storage & Peripherals - 0.9%
Canon, Inc.	11,200	312,612
Ricoh Co. Ltd.	8,000	63,923
Seiko Epson Corp.	4,000	59,285

		435,820

Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	520	99,481
Burberry Group plc	5,140	85,616
Hermes International SCA	28	59,546
Kering SA	940	391,327
LVMH Moet Hennessy Louis Vuitton SE	520	436,968

		1,072,938

Trading Companies & Distributors - 1.3%
Bunzl plc	3,400	139,201
Ferguson plc	80	15,129
ITOCHU Corp.	9,400	434,197
Rexel SA	2,160	58,165

		646,692

Transportation Infrastructure - 0.9%
Getlink SE	4,680	81,338
Transurban Group	39,980	357,053

		438,391

Water Utilities - 0.1%
Severn Trent plc	1,340	44,333

Wireless Telecommunication Services - 1.0%
SoftBank Corp.	26,000	349,246
Vodafone Group plc	136,760	117,242

		466,488

TOTAL COMMON STOCKS (COST $43,076,863)		47,545,352

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.9%(c)

REPURCHASE AGREEMENTS - 0.9%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $447,428, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $3,546,247 (Cost $447,362)	447,363	447,362

Total Investments - 99.6% (Cost $43,524,225)		47,992,714
Other assets less liabilities - 0.4%		199,390

Net Assets - 100.0%		48,192,104

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $945,932, collateralized in the form of cash with a value of $447,363 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $381,890 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.23%, and maturity dates ranging from March 31, 2024 – August 15, 2053 and $187,748 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.10% – 4.75%, and maturity dates ranging from March 22, 2024 – October 22, 2071; a total value of $1,017,000.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $447,362.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification

OYJ	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	5	03/15/2024	USD	$558,250	$13,743

Forward Foreign Currency Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	74,291	Citibank NA	USD	55,411	03/20/2024	$226
NOK	161,527	Citibank NA	USD	15,367	03/20/2024	98
USD	46,491	Citibank NA	AUD	69,070	03/20/2024	762
USD	33,374	Citibank NA	DKK	225,761	03/20/2024	391
USD	69,821	Citibank NA	EUR	63,606	03/20/2024	591
USD	20,144	Bank of New York Mellon (The)	HKD	157,028	03/20/2024	31
USD	22,378	Citibank NA	NZD	36,099	03/20/2024	157
USD	38,345	Citibank NA	SEK	390,201	03/20/2024	509

Total unrealized appreciation						$2,765

SGD	6,689	BNP Paribas SA	USD	5,059	03/20/2024	$(43)
USD	70,681	Citibank NA	CHF	60,857	03/20/2024	(622)
USD	29,305	Citibank NA	GBP	23,011	03/20/2024	(8)
USD	2,347	Morgan Stanley	ILS	8,590	03/20/2024	(19)
JPY	121,910	Toronto-Dominion Bank (The)	USD	873	03/21/2024	(32)

Total unrealized depreciation						$(724)

Net unrealized appreciation						$2,041

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	7.4%
Austria	0.4
Belgium	0.2
Canada	10.0
Denmark	4.6
Finland	0.6
France	11.8
Germany	8.7
Hong Kong	1.2
Ireland	0.3
Italy	0.5
Japan	20.0
Netherlands	5.1
New Zealand	0.2
Norway	0.1
Portugal	0.6
Singapore	0.4
Spain	3.5
Sweden	1.3
Switzerland	8.5
United Kingdom	12.9
United States	0.4
Other[1]	1.3

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.7%
Securities Lending Reinvestments	0.9
Others(1)	0.4

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Emerging Markets Core Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Air Freight & Logistics - 0.5%
Agility Public Warehousing Co. KSC*	5,246	9,892
Hyundai Glovis Co. Ltd.*	62	8,125
JD Logistics, Inc.*(a)	2,800	2,435

		20,452

Automobile Components - 0.7%
Hyundai Mobis Co. Ltd.	208	32,728

Automobiles - 1.4%
Eicher Motors Ltd.	282	13,039
Geely Automobile Holdings Ltd.	20,000	18,881
Kia Corp.*	66	5,089
NIO, Inc., ADR*	2,310	12,982
XPeng, Inc., Class A*	3,400	14,070

		64,061

Banks - 18.2%
Abu Dhabi Commercial Bank PJSC	3,816	9,350
Agricultural Bank of China Ltd., Class H	50,000	19,316
Akbank TAS	10,766	14,029
Alinma Bank	458	5,062
AU Small Finance Bank Ltd.(a)	570	4,370
Axis Bank Ltd.	304	3,909
Banco Bradesco SA	5,300	14,674
Banco Bradesco SA (Preference)	10,000	31,066
Banco do Brasil SA	2,800	31,989
Bancolombia SA	802	6,718
Bancolombia SA (Preference)	1,470	11,531
Bank AlBilad	538	6,398
Bank Rakyat Indonesia Persero Tbk. PT	89,400	32,293
Banque Saudi Fransi	46	491
China Construction Bank Corp., Class H	69,000	40,956
CIMB Group Holdings Bhd.	16,800	22,128
Commercial International Bank - Egypt (CIB)	8,800	25,090
E.Sun Financial Holding Co. Ltd.	46,000	36,374
Eurobank Ergasias Services and Holdings SA*	8,970	17,412
First Abu Dhabi Bank PJSC	9,450	37,667
First Financial Holding Co. Ltd.	20,844	17,714
Grupo Financiero Banorte SAB de CV, Class O	1,680	17,123
Hana Financial Group, Inc.	996	35,671
Hong Leong Bank Bhd.	1,800	7,307
Industrial & Commercial Bank of China Ltd., Class H	72,000	35,184
ING Bank Slaski SA*	114	7,212
Itau Unibanco Holding SA (Preference)	1,788	11,862

Investments	Shares	Value ($)
KB Financial Group, Inc.	956	40,542
Malayan Banking Bhd.	18,400	36,022
Mega Financial Holding Co. Ltd.	35,880	43,160
Nedbank Group Ltd.	1,454	17,004
OTP Bank Nyrt.	770	35,855
Santander Bank Polska SA	118	14,427
Shinhan Financial Group Co. Ltd.	1,430	43,768
SinoPac Financial Holdings Co. Ltd.	6,334	3,885
Standard Bank Group Ltd.	3,724	39,994
Taishin Financial Holding Co. Ltd.	14,086	7,718
Yapi ve Kredi Bankasi A/S	11,420	8,219
Yes Bank Ltd.*	43,810	12,714

		806,204

Beverages - 1.2%
Ambev SA	5,400	14,295
China Resources Beer Holdings Co. Ltd., ADR	362	2,610
Coca-Cola Femsa SAB de CV	1,800	17,173
Tsingtao Brewery Co. Ltd., ADR	220	6,184
United Spirits Ltd.	746	9,789
Varun Beverages Ltd.	228	3,515

		53,566

Biotechnology - 0.3%
BeiGene Ltd.*	400	4,634
Biocon Ltd.	1,324	4,279
Innovent Biologics, Inc.*(a)	1,500	6,044

		14,957

Broadline Retail - 6.3%
Alibaba Group Holding Ltd., ADR	2,120	153,000
JD.com, Inc., ADR	70	1,578
Naspers Ltd., Class N	170	28,676
PDD Holdings, Inc., ADR*	188	23,852
Prosus NV	1,402	41,926
Vipshop Holdings Ltd., ADR*	1,180	18,750
Woolworths Holdings Ltd.	3,136	11,697

		279,479

Capital Markets - 0.4%
B3 SA - Brasil Bolsa Balcao	2,000	5,298
Mirae Asset Securities Co. Ltd.*	944	5,567
NH Investment & Securities Co. Ltd.*	86	682
Saudi Tadawul Group Holding Co.	128	7,072

		18,619

Chemicals - 2.3%
Asian Paints Ltd.	1,156	41,174
Hanwha Solutions Corp.*	354	8,846
Indorama Ventures PCL, NVDR	5,800	3,858
LG Chem Ltd.	34	11,069
Orbia Advance Corp. SAB de CV	2,980	5,955
PI Industries Ltd.	118	4,792
PTT Global Chemical PCL, NVDR	2,200	2,077
SK IE Technology Co. Ltd.*(a)	88	4,892
UPL Ltd.	1,686	10,917

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
Yanbu National Petrochemical Co.	836	8,561

		102,141

Communications Equipment - 0.1%
ZTE Corp., Class H	2,400	4,169

Construction & Engineering - 0.3%
Hyundai Engineering & Construction Co. Ltd.*	276	7,165
Samsung Engineering Co. Ltd.*	454	7,586

		14,751

Construction Materials - 0.9%
ACC Ltd.	168	5,147
Ambuja Cements Ltd.	1,776	11,983
Siam Cement PCL (The), NVDR	2,600	19,787
UltraTech Cement Ltd.	40	4,897

		41,814

Consumer Finance - 0.0%(b)
Bajaj Finance Ltd.	12	992

Consumer Staples Distribution & Retail - 2.2%
Alibaba Health Information Technology Ltd.*	8,000	2,927
CP ALL PCL, NVDR	19,800	29,161
Raia Drogasil SA	308	1,577
Shoprite Holdings Ltd.	1,150	16,787
Wal-Mart de Mexico SAB de CV	11,400	47,198

		97,650

Containers & Packaging - 0.5%
Klabin SA	2,400	10,341
Klabin SA (Preference)	6,996	6,046
SCG Packaging PCL, NVDR	4,200	3,729

		20,116

Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc., ADR*	158	12,112

Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV, REIT	3,000	5,111

Diversified Telecommunication Services - 2.0%
Chunghwa Telecom Co. Ltd.	10,722	40,765
Emirates Telecommunications Group Co. PJSC	518	2,705
Hellenic Telecommunications Organization SA	622	8,682
Saudi Telecom Co.	2,140	23,283
Telefonica Brasil SA	1,400	14,552

		89,987

Electric Utilities - 1.0%
Centrais Eletricas Brasileiras SA	1,400	11,563
Centrais Eletricas Brasileiras SA (Preference), Class B	800	7,422
CEZ A/S	76	2,886
Cia Energetica de Minas Gerais	800	2,428
Cia Energetica de Minas Gerais (Preference)	4,600	10,725

Investments	Shares	Value ($)
Companhia Paranaense de Energia (Preference)	4,400	9,021

		44,045

Electrical Equipment - 1.1%
ABB India Ltd.	182	10,238
CG Power & Industrial Solutions Ltd.	2,020	11,397
Havells India Ltd.	834	13,000
Polycab India Ltd.	140	7,322
Sociedad Quimica y Minera de Chile SA (Preference), Class B	116	5,016

		46,973

Electronic Equipment, Instruments & Components - 2.2%
AUO Corp.	21,406	12,584
Delta Electronics Thailand PCL, NVDR	7,400	16,426
Delta Electronics, Inc.	576	5,153
Hon Hai Precision Industry Co. Ltd.	11,110	36,383
Samsung Electro-Mechanics Co. Ltd.	192	20,082
Samsung SDI Co. Ltd.	18	5,024

		95,652

Energy Equipment & Services - 0.1%
Dialog Group Bhd.	10,600	4,101

Entertainment - 1.8%
Kingsoft Corp. Ltd.	3,200	7,753
NetEase, Inc., ADR	740	72,254

		80,007

Financial Services - 1.3%
FirstRand Ltd.	7,192	26,264
Yuanta Financial Holding Co. Ltd.	34,130	29,496

		55,760

Food Products - 0.8%
Charoen Pokphand Foods PCL, NVDR	6,200	3,250
CJ CheilJedang Corp.	28	6,126
Grupo Bimbo SAB de CV, Class A, Series A	1,000	4,572
IOI Corp. Bhd.	8,600	7,255
Marico Ltd.	1,716	10,907
Nestle Malaysia Bhd.	200	5,053

		37,163

Gas Utilities - 0.6%
China Resources Gas Group Ltd.	1,800	5,089
ENN Energy Holdings Ltd.	2,700	19,963

		25,052

Ground Transportation - 0.7%
BTS Group Holdings PCL, NVDR	25,000	4,228
Full Truck Alliance Co. Ltd., ADR*	1,042	6,544
Rumo SA	4,400	20,535

		31,307

Health Care Providers & Services - 0.2%
Dr Sulaiman Al Habib Medical Services Group Co.	64	4,949

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
Sinopharm Group Co. Ltd., Class H	1,600	4,206

		9,155

Hotels, Restaurants & Leisure - 2.0%
Meituan, Class B*(a)	5,600	44,808
Trip.com Group Ltd.*	500	17,935
Yum China Holdings, Inc.	764	26,427

		89,170

Household Durables - 0.6%
Arcelik A/S	292	1,363
LG Electronics, Inc.	344	24,099

		25,462

Household Products - 0.1%
Unilever Indonesia Tbk. PT	26,800	5,265

Independent Power and Renewable Electricity Producers - 0.9%
Adani Green Energy Ltd.*	1,098	22,073
China Longyuan Power Group Corp. Ltd., Class H	10,000	5,999
Energy Absolute PCL, NVDR	6,000	6,723
Engie Brasil Energia SA	600	4,928

		39,723

Industrial Conglomerates - 2.6%
Alpha Dhabi Holding PJSC*	862	4,168
Astra International Tbk. PT	12,200	3,962
International Holding Co. PJSC*	202	21,982
Multiply Group PJSC*	13,290	10,457
Mytilineos SA	356	14,695
Samsung C&T Corp.	222	22,954
Siemens Ltd.	306	15,257
SK Square Co. Ltd.*	330	12,833
Turkiye Sise ve Cam Fabrikalari A/S	4,658	7,568

		113,876

Insurance - 3.2%
Cathay Financial Holding Co. Ltd.	30,542	43,081
Fubon Financial Holding Co. Ltd.	22,374	46,107
ICICI Prudential Life Insurance Co. Ltd.(a)	500	3,030
Ping An Insurance Group Co. of China Ltd., Class H	11,000	46,014
Powszechny Zaklad Ubezpieczen SA	230	2,792
Samsung Life Insurance Co. Ltd.	42	2,181

		143,205

Interactive Media & Services - 3.3%
Autohome, Inc., ADR	260	6,552
Info Edge India Ltd.	248	15,026
Kakao Corp.*	1,058	41,618
Kanzhun Ltd., ADR	624	8,680
Kuaishou Technology*(a)	6,000	30,010
NAVER Corp.	294	44,167

		146,053

IT Services - 3.4%
Arabian Internet & Communications Services Co.	80	6,997
HCL Technologies Ltd.	332	6,301
Infosys Ltd.	4,130	82,601

Investments	Shares	Value ($)
Tech Mahindra Ltd.	1,812	29,100
Wipro Ltd.	4,342	25,000

		149,999

Life Sciences Tools & Services - 0.8%
Divi’s Laboratories Ltd.	240	10,608
WuXi AppTec Co. Ltd., Class H(a)	1,200	8,289
Wuxi Biologics Cayman, Inc.*(a)	6,000	15,735

		34,632

Machinery - 0.6%
Cummins India Ltd.	476	13,148
Haitian International Holdings Ltd.	2,000	4,457
Weichai Power Co. Ltd., Class H	2,000	3,531
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,800	4,416

		25,552

Marine Transportation - 0.2%
MISC Bhd.	4,600	7,148

Media - 0.1%
Grupo Televisa SAB, Series CPO	9,400	5,681

Metals & Mining - 2.9%
Anglo American Platinum Ltd.	210	8,999
Gold Fields Ltd.	2,930	43,762
Grupo Mexico SAB de CV, Series B	4,000	20,683
Hindalco Industries Ltd.	4,114	28,701
JSW Steel Ltd.	2,064	20,347
Sibanye Stillwater Ltd.	5,220	6,422

		128,914

Multi-Utilities - 0.0%(b)
Dubai Electricity & Water Authority PJSC	2,346	1,603

Oil, Gas & Consumable Fuels - 4.3%
Bharat Petroleum Corp. Ltd.	2,348	14,203
Cosan SA	4,000	14,790
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,000	3,720
Empresas Copec SA	1,368	8,676
ORLEN SA	1,912	30,078
Petroleo Brasileiro SA	200	1,706
Petroleo Brasileiro SA (Preference)	600	4,912
Petronas Dagangan Bhd.	1,000	4,512
PTT Exploration & Production PCL, NVDR	3,600	15,221
PTT PCL, NVDR	25,400	24,163
Reliance Industries Ltd.	962	33,053
SK Innovation Co. Ltd.*	192	16,846
Thai Oil PCL, NVDR	3,600	5,556
Ultrapar Participacoes SA	2,400	13,683

		191,119

Paper & Forest Products - 0.6%
Empresas CMPC SA	3,974	6,460
Suzano SA	2,000	20,894

		27,354

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
Passenger Airlines - 0.2%
Korean Air Lines Co. Ltd.*	400	6,743

Personal Care Products - 1.4%
Colgate-Palmolive India Ltd.	402	12,437
Giant Biogene Holding Co. Ltd.*(a)	400	1,619
Hindustan Unilever Ltd.	1,676	50,083

		64,139

Pharmaceuticals - 2.1%
Aspen Pharmacare Holdings Ltd.	326	3,402
China Medical System Holdings Ltd.	4,000	5,731
Cipla Ltd.	410	6,670
Dr Reddy’s Laboratories Ltd.	364	26,830
Richter Gedeon Nyrt.	386	10,473
Sun Pharmaceutical Industries Ltd.	2,322	39,662

		92,768

Real Estate Management & Development - 1.3%
Central Pattana PCL, NVDR	7,000	12,776
Country Garden Services Holdings Co. Ltd.	8,000	5,260
DLF Ltd.	2,130	20,586
Longfor Group Holdings Ltd.(a)	3,703	4,078
Macrotech Developers Ltd.(a)	234	3,015
NEPI Rockcastle NV	1,558	10,562

		56,277

Semiconductors & Semiconductor Equipment - 10.6%
Daqo New Energy Corp., ADR*	200	3,610
Flat Glass Group Co. Ltd., Class H	2,000	3,014
GCL Technology Holdings Ltd.	68,000	7,829
Hua Hong Semiconductor Ltd.*(a)	1,000	1,817
SK Hynix, Inc.	530	53,490
Taiwan Semiconductor Manufacturing Co. Ltd.	18,360	368,379
United Microelectronics Corp.	17,000	26,614
Xinyi Solar Holdings Ltd.	16,000	7,327

		472,080

Specialty Retail - 0.5%
Chow Tai Fook Jewellery Group Ltd.	6,800	9,186
Lojas Renner SA	3,400	11,044

		20,230

Technology Hardware, Storage & Peripherals - 5.3%
Asustek Computer, Inc.	2,362	33,619
Compal Electronics, Inc.	14,652	16,782
Lenovo Group Ltd.	24,000	25,083
Micro-Star International Co. Ltd.	544	3,163
Samsung Electronics Co. Ltd.	2,378	129,533
Wistron Corp.	7,546	27,605

		235,785

Textiles, Apparel & Luxury Goods - 0.4%
Feng TAY Enterprise Co. Ltd.	1,702	8,809
Li Ning Co. Ltd.	4,000	8,494

		17,303

Transportation Infrastructure - 1.6%
Abu Dhabi Ports Co. PJSC*	3,350	5,664

Investments	Shares	Value ($)
Adani Ports & Special Economic Zone Ltd.	1,866	27,136
CCR SA	3,400	9,028
International Container Terminal Services, Inc.	3,280	14,158
Jiangsu Expressway Co. Ltd., Class H	4,000	3,817
Salik Co. PJSC	5,562	5,255
Taiwan High Speed Rail Corp.	5,090	4,806

		69,864

Wireless Telecommunication Services - 2.7%
Bharti Airtel Ltd.	4,442	62,621
Etihad Etisalat Co.	1,120	15,560
Mobile Telecommunications Co. KSCP	6,340	10,841
Taiwan Mobile Co. Ltd.	5,728	17,935
TIM SA	2,800	9,826
Vodacom Group Ltd.	388	1,948

		118,731

TOTAL COMMON STOCKS (COST $4,694,767)		4,396,800

Total Investments - 99.2% (Cost $4,694,767)		4,396,800
Other assets less liabilities - 0.8%		36,751

Net Assets - 100.0%		4,433,551

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PJSC	Public Joint Stock Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate Emerging Markets Core Index Fund had the following open futures contract as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	1	03/15/2024	USD	$49,040	$(402)

Forward Foreign Currency Contracts

FlexShares® ESG & Climate Emerging Markets Core Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	4,769	Bank of New York Mellon (The)	HKD	37,178	03/20/2024	$7

Net unrealized appreciation						$7

Abbreviations:

HKD — Hong Kong Dollar
USD — US Dollar

FlexShares® ESG & Climate Emerging Markets Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Brazil	6.6%
Chile	0.5
China	18.3
Colombia	0.4
Czech Republic	0.1
Egypt	0.6
Greece	0.9
Hungary	1.0
India	17.0
Indonesia	0.9
Kuwait	0.5
Malaysia	2.1
Mexico	2.8
Philippines	0.3
Poland	1.2
Saudi Arabia	1.8
South Africa	5.8
South Korea	13.5
Taiwan	18.7
Thailand	3.3
Turkey	0.7
United Arab Emirates	2.2
Other[1]	0.8

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99.2%
Others(1)	0.8

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Building Products - 0.5%
Simpson Manufacturing Co., Inc.(a)	99,060	17,928,869
UFP Industries, Inc.	148,590	16,857,536

		34,786,405

Chemicals - 17.0%
CF Industries Holdings, Inc.	1,271,270	95,993,598
Corteva, Inc.	5,101,590	232,020,313
FMC Corp.(a)	858,520	48,248,824
Hektas Ticaret TAS*	29,519,880	17,336,022
ICL Group Ltd.	8,152,638	37,560,672
K+S AG (Registered)	1,944,878	27,601,429
Mosaic Co. (The)(a)	2,360,930	72,504,160
Nutrien Ltd.(a)	5,405,374	271,229,575
PhosAgro PJSC‡	308,581	—
PI Industries Ltd.	904,748	36,744,467
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,622,800	9,233,302
SABIC Agri-Nutrients Co.	2,697,734	92,224,074
Scotts Miracle-Gro Co. (The)(a)	260,858	14,675,871
Taiwan Fertilizer Co. Ltd.	8,921,000	19,381,396
UPL Ltd.	6,006,338	38,890,440
Yara International ASA	1,918,462	64,104,070
Zangge Mining Co. Ltd., Class A	1,320,800	4,556,862

		1,082,305,075

Food Products - 11.3%
Archer-Daniels-Midland Co.	3,787,394	210,503,358
Bakkafrost P/F	567,944	32,045,499
Bunge Global SA(a)	1,079,754	95,115,530
Charoen Pokphand Foods PCL, NVDR	36,652,200	19,215,867
Charoen Pokphand Indonesia Tbk. PT	85,191,600	24,186,208
Kuala Lumpur Kepong Bhd.	6,604,000	31,023,442
Mowi ASA	5,263,388	95,536,890
Muyuan Foods Co. Ltd., Class A	4,622,808	22,696,963
New Hope Liuhe Co. Ltd., Class A*	3,962,400	4,509,030
PPB Group Bhd.	8,255,000	25,236,216
QL Resources Bhd.	13,208,000	16,279,628
Salmar ASA	792,480	44,320,554
Tyson Foods, Inc., Class A	1,776,476	97,279,826

		717,949,011

Metals & Mining - 29.3%
Agnico Eagle Mines Ltd.(a)	1,386,203	68,560,529
Anglo American plc	3,344,926	80,787,499
Barrick Gold Corp.(a)	4,844,034	76,138,403
BHP Group Ltd.	10,315,448	322,335,403
Boliden AB	706,628	18,940,572
First Quantum Minerals Ltd.(a)	1,637,792	14,955,325
Fortescue Ltd.	4,361,942	86,157,838
Franco-Nevada Corp.(a)	550,086	59,889,607
Freeport-McMoRan, Inc.(a)	3,166,618	125,683,068

Investments	Shares	Value ($)
Glencore plc	25,157,938	134,701,149
Gold Fields Ltd.	2,529,332	37,777,976
Grupo Mexico SAB de CV, Series B	8,585,200	44,391,815
Hindalco Industries Ltd.	4,041,648	28,196,327
Kinross Gold Corp.	3,364,738	18,661,509
Mineral Resources Ltd.(a)	485,394	19,236,139
MMC Norilsk Nickel PJSC‡	1,277,631	—
Newmont Corp.	2,423,668	83,640,783
Norsk Hydro ASA	3,615,690	21,417,654
Northern Star Resources Ltd.	3,222,752	28,014,763
Pilbara Minerals Ltd.(a)	8,370,570	19,643,447
Rio Tinto plc(a)	2,892,552	202,704,126
Royal Gold, Inc.(a)	141,986	16,241,778
Saudi Arabian Mining Co.*	3,341,624	41,345,925
South32 Ltd.(a)	12,313,158	27,267,704
Southern Copper Corp.(a)	184,912	15,181,275
Sumitomo Metal Mining Co. Ltd.	733,600	20,581,451
Teck Resources Ltd., Class B(a)	1,294,384	52,131,884
Vale SA	10,064,800	138,024,093
Wheaton Precious Metals Corp.(a)	1,264,666	59,643,430
Zijin Mining Group Co. Ltd., Class A	4,292,600	7,198,627

		1,869,450,099

Oil, Gas & Consumable Fuels - 31.6%
APA Corp.(a)	254,254	7,965,778
BP plc	20,512,024	120,796,736
Cameco Corp.(a)	1,211,834	58,222,091
Canadian Natural Resources Ltd.(a)	1,373,632	88,460,235
Cenovus Energy, Inc.(a)	1,651,000	26,914,247
Chevron Corp.(a)	1,400,048	206,409,077
China Petroleum & Chemical Corp., Class H	29,324,000	15,229,837
ConocoPhillips	974,090	108,971,448
Coterra Energy, Inc.	620,776	15,444,907
Devon Energy Corp.	521,716	21,922,506
Diamondback Energy, Inc.	141,986	21,828,928
Eni SpA(a)	2,661,412	42,826,664
EOG Resources, Inc.	468,884	53,354,310
EQT Corp.(a)	326,898	11,572,189
Equinor ASA	1,228,344	35,552,504
Exxon Mobil Corp.(a)	3,235,960	332,689,048
Gazprom PJSC*‡	15,937,700	—
Hess Corp.(a)	224,536	31,554,044
Inpex Corp.	1,108,900	15,513,600
LUKOIL PJSC‡	483,340	—
Marathon Oil Corp.	495,300	11,317,605
Novatek PJSC‡	1,237,715	—
Occidental Petroleum Corp.(a)	544,830	31,365,863
PetroChina Co. Ltd., Class H	26,416,000	19,092,443
Petroleo Brasileiro SA (Preference)	5,943,600	48,656,902
Pioneer Natural Resources Co.	191,516	44,016,122
Repsol SA(a)	1,482,598	22,127,886
Rosneft Oil Co. PJSC‡	2,926,433	—
Santos Ltd.	3,817,112	19,807,920
Saudi Arabian Oil Co.(b)	5,306,314	43,298,368

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Shell plc	8,225,282	256,310,659
Suncor Energy, Inc.	1,641,094	54,684,708
Tatneft PJSC‡	2,021,036	—
TotalEnergies SE	2,823,210	184,309,385
Tourmaline Oil Corp.(a)	409,448	17,814,612
Woodside Energy Group Ltd.	2,407,159	51,572,485

		2,019,603,107

Paper & Forest Products - 3.3%
Canfor Corp.*(a)	188,214	2,293,420
Dexco SA*	1,320,800	2,068,971
Dongwha Enterprise Co. Ltd.*	23,114	1,078,936
Mondi plc	1,497,916	26,972,352
Stella-Jones, Inc.	171,704	10,222,175
Stora Enso OYJ, Class R	2,152,904	27,630,464
Suzano SA	2,641,600	27,596,971
Svenska Cellulosa AB SCA, Class B(a)	2,090,166	28,735,775
UPM-Kymmene OYJ	1,915,160	70,045,134
West Fraser Timber Co. Ltd.	181,610	14,532,334

		211,176,532

Semiconductors & Semiconductor Equipment - 0.2%
Tongwei Co. Ltd., Class A	3,962,406	12,859,310

Specialized REITs - 1.2%
PotlatchDeltic Corp., REIT	201,422	9,009,606
Rayonier, Inc., REIT(a)	333,502	10,105,111
Weyerhaeuser Co., REIT	1,726,946	56,592,020

		75,706,737

Water Utilities - 4.9%
AlKhorayef Water & Power Technologies Co.*	59,436	3,407,573
American States Water Co.	128,778	9,606,839
American Water Works Co., Inc.	706,628	87,636,005
Beijing Enterprises Water Group Ltd.(a)	26,416,000	6,420,468
California Water Service Group(a)	191,516	8,669,929
Chengdu Xingrong Environment Co. Ltd., Class A	1,320,800	1,072,527
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,882,233	30,040,455
Cia de Saneamento de Minas Gerais Copasa MG	990,600	4,284,293
Cia De Sanena Do Parana*	1,320,800	7,506,034
Essential Utilities, Inc.(a)	894,842	32,089,034
Grandblue Environment Co. Ltd., Class A	330,200	705,973
Guangdong Investment Ltd.(a)	16,685,941	9,690,642
Pennon Group plc(a)	1,400,048	12,587,211
Severn Trent plc(a)	1,469,390	48,613,639
United Utilities Group plc(a)	3,850,132	52,289,969

		314,620,591

TOTAL COMMON STOCKS (COST $6,105,489,167)		6,338,456,867

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 4.6%(c)

CERTIFICATES OF DEPOSIT - 0.8%
Bank of Montreal, London 5.57%, 3/12/2024	3,000,000	3,000,000
Credit Agricole CIB, New York 5.60%, 2/8/2024	4,000,000	4,000,000
DZ Bank AG, New York
(SOFR + 0.35%), 5.66%, 5/3/2024(d)	5,000,000	5,002,295
Mizuho Bank Ltd., New York
(SOFR + 0.40%), 5.71%, 3/12/2024(d)	4,000,000	4,000,000
National Westminster Bank PLC 5.88%, 5/2/2024	4,000,000	4,005,360
Nordea Bank Abp, New York Branch
(SOFR + 0.47%), 5.78%, 4/26/2024(d)	4,000,000	4,003,972
Oversea-Chinese Banking Corp. Ltd., New York
(SOFR + 0.28%), 5.59%, 3/18/2024(d)	2,000,000	2,000,000
Royal Bank of Canada, New York
(SOFR + 0.53%), 5.84%, 5/23/2024(d)	4,000,000	4,004,496
Sumitomo Mitsui Trust Bank Ltd., New York
(SOFR + 0.23%), 5.54%, 7/16/2024(d)	3,000,000	3,001,668
Svenska Handelsbanken, New York 5.80%, 4/4/2024	3,000,000	3,001,773
(SOFR + 0.33%), 5.64%, 4/4/2024(d)	3,000,000	3,001,002
The Sumitomo Bank Ltd., New York
(SOFR + 0.23%), 5.54%, 7/11/2024(d)	5,000,000	5,001,840
Toronto-Dominion Bank, New York
(SOFR + 0.52%), 5.68%, 2/28/2024(d)	2,000,000	2,000,217
(US Federal Funds Effective Rate (continuous series) + 0.61%), 5.94%, 7/26/2024(d)	4,000,000	4,008,064

TOTAL CERTIFICATES OF DEPOSIT (Cost $50,000,217)		50,030,687

COMMERCIAL PAPER - 0.1%
Bank of Montreal, Montreal
(SOFR + 0.35%), 5.66%, 5/9/2024(d)	3,000,000	3,001,791
Skandanaviska Enskilda Banken 5.60%, 2/6/2024	3,000,000	2,997,700

TOTAL COMMERCIAL PAPER (Cost $5,997,700)		5,999,491

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity FedFund, Institutional Shares 5.32%, 2/1/2024	3,465,716	3,465,716

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Dreyfus Treasury Obligations Cash Management Fund 5.35%, 2/1/2024	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 5.31%, 2/1/2024	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 5.32%, 2/1/2024	8,000,000	8,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.31%, 2/1/2024	4,270,884	4,270,884
RBC BlueBay U.S. Government Money Market Fund 5.35%, 2/1/2024	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund 5.35%, 2/1/2024	10,000,000	10,000,000

TOTAL INVESTMENT COMPANIES (Cost $32,736,600)		32,736,600

REPURCHASE AGREEMENTS - 3.2%
BofA Securities, Inc., 5.76%, dated 1/31/2024, due 5/2/2024, repurchase price $8,117,760, collateralized by various Common Stocks; total market value $3,551,526	8,000,000	8,000,000
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $106,067,169, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 2/1/2024 - 8/15/2053; total market value $707,006,657	106,051,526	106,051,526
MetLife, Inc., 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $50,007,375, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/15/2042 - 11/15/2050; total market value $51,089,556	50,000,000	50,000,000
Societe Generale, 5.34%, dated 1/31/2024, due 2/1/2024, repurchase price $10,001,483, collateralized by various U.S. Treasury Securities, ranging from 2.25% - 4.75%, maturing 6/30/2024 - 2/15/2053; total market value $10,213,276	10,000,000	10,000,000

Investments	Principal Amount ($)	Value ($)
TD Prime Services LLC, 5.41%, dated 1/31/2024, due 2/1/2024, repurchase price $28,227,905, collateralized by various Common Stocks; total market value $30,617,531	28,223,664	28,223,664

TOTAL REPURCHASE AGREEMENTS (Cost $202,275,190)		202,275,190

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $291,009,707)		291,041,968

Total Investments - 103.9% (Cost $6,396,498,874)		6,629,498,835
Liabilities in excess of other assets - (3.9%)		(248,514,444)

Net Assets - 100.0%		6,380,984,391

* Non-income producing security.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $388,908,525, collateralized in the form of cash with a value of $290,971,129 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $99,304,529 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 6, 2024 – November 15, 2053 and $18,449,891 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from March 25, 2025 – October 22, 2073; a total value of $408,725,549.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $291,041,968.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2024.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	87	03/15/2024	GBP	$8,452,181	$59,479
FTSE/JSE Top 40 Index	19	03/20/2024	ZAR	698,062	(14,640)
Hang Seng Index	10	02/28/2024	HKD	992,996	(45,452)
MSCI Emerging Markets E-Mini Index	50	03/15/2024	USD	2,452,000	(21,418)
Russell 2000 E-Mini Index	64	03/15/2024	USD	6,258,880	158,393
S&P Midcap 400 E-Mini Index	10	03/15/2024	USD	2,743,300	5,112
S&P/TSX 60 Index	104	03/14/2024	CAD	19,784,170	537,370
SPI 200 Index	8	03/21/2024	AUD	1,010,481	30,870

					$709,714

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	9,268,539	Citibank NA	USD		6,913,113	03/20/2024	$28,243
GBP	5,916,860	Citibank NA	USD		7,535,309	03/20/2024	2,158
GBP	980,000	JPMorgan Chase Bank NA	USD		1,243,278	03/20/2024	5,140
INR*	56,105,711	Citibank NA	USD		670,652	03/20/2024	3,776
NOK	3,801,048	Citibank NA	USD		361,619	03/20/2024	2,297
USD	6,104,216	JPMorgan Chase Bank NA	CAD		8,150,000	03/20/2024	552
USD	2,459,287	UBS AG	CAD		3,250,000	03/20/2024	25,311
USD	251,815	Citibank NA	EUR		229,398	03/20/2024	2,131
USD	1,516,896	Bank of New York Mellon (The)	HKD		11,824,345	03/20/2024	2,337
USD	266,861	Citibank NA	KRW	*	350,052,156	03/20/2024	3,892
USD	159,281	Citibank NA	SEK		1,620,827	03/20/2024	2,113

Total unrealized appreciation							$77,950

AUD	3,224,480	Citibank NA	USD		2,170,369	03/20/2024	$(35,583)
BRL*	12,000,000	Goldman Sachs & Co.	USD		2,433,129	03/20/2024	(15,406)
CAD	3,800,000	Toronto-Dominion Bank (The)	USD		2,854,938	03/20/2024	(9,058)
USD	2,881,738	Toronto-Dominion Bank (The)	BRL	*	14,437,760	03/20/2024	(27,138)
USD	5,595,609	Barclays Bank plc	GBP		4,400,000	03/20/2024	(9,536)
USD	609,899	Toronto-Dominion Bank (The)	GBP		480,000	03/20/2024	(1,572)
USD	408,212	Morgan Stanley	INR	*	34,000,000	03/20/2024	(490)
USD	315,954	Toronto-Dominion Bank (The)	ZAR		6,100,000	03/20/2024	(10,719)
ZAR	5,390,000	Morgan Stanley	USD		290,838	03/20/2024	(2,188)
JPY	9,759,416	Toronto-Dominion Bank (The)	USD		69,874	03/21/2024	(2,600)

Total unrealized depreciation							$(114,290)

Net unrealized depreciation							$(36,340)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

*	Non-deliverable forward.

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	US Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	9.0%
Brazil	4.0
Canada	14.0
China	1.8
Finland	1.5
France	2.9
Germany	0.4
India	1.6
Indonesia	0.4
Israel	0.6
Italy	0.7
Japan	0.6
Malaysia	1.1
Mexico	0.7
Norway	4.6
Saudi Arabia	2.8
South Africa	0.6
South Korea	0.0 †
Spain	0.3
Sweden	0.8
Taiwan	0.3
Thailand	0.3
Turkey	0.3
United Kingdom	14.7
United States	35.3
Other[1]	0.7

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.3%
Securities Lending Reinvestments	4.6
Others(1)	(3.9)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Air Freight & Logistics - 2.8%
bpost SA(a)	115,787	475,676
CTT-Correios de Portugal SA	161,602	645,988
Deutsche Post AG	1,141,210	55,188,745
International Distributions Services plc*	879,648	3,100,680
Oesterreichische Post AG(a)	40,817	1,389,979
PostNL NV(a)	328,202	480,040

		61,281,108

Commercial Services & Supplies - 4.9%
Befesa SA(b)	38,318	1,364,400
Casella Waste Systems, Inc., Class A*(a)	22,491	1,919,382
China Everbright Environment Group Ltd.	4,998,000	1,739,046
Clean Harbors, Inc.*	19,159	3,217,946
Cleanaway Co. Ltd.	112,000	640,521
Cleanaway Waste Management Ltd.(a)	2,633,113	4,525,610
CoreCivic, Inc.*(a)	48,314	687,025
Daiseki Co. Ltd.(a)	63,460	1,840,742
GEO Group, Inc. (The)*(a)	50,813	565,041
Renewi plc*	91,630	684,948
Republic Services, Inc., Class A	79,968	13,684,124
Stericycle, Inc.*(a)	31,654	1,519,392
Sunny Friend Environmental Technology Co. Ltd.	120,315	418,995
TRE Holdings Corp.	83,300	715,180
Waste Connections, Inc.(a)	319,039	49,838,427
Waste Management, Inc.(a)	142,443	26,441,694

		109,802,473

Diversified Telecommunication Services - 14.8%
AT&T, Inc.	2,738,904	48,451,212
BCE, Inc.(a)	680,561	27,634,021
BT Group plc(a)	4,667,299	6,668,688
Cellnex Telecom SA(b)	356,524	13,856,671
China Tower Corp. Ltd., Class H(b)	31,654,000	3,522,847
Deutsche Telekom AG (Registered)	2,614,787	64,602,906
Frontier Communications Parent, Inc.*(a)	97,461	2,400,464
HKT Trust & HKT Ltd.	2,499,000	3,001,773
Infrastrutture Wireless Italiane SpA(b)	283,220	3,459,499
Iridium Communications, Inc.	39,984	1,449,820
Koninklijke KPN NV	2,585,632	8,841,607
Liberty Global Ltd., Class C*(a)	69,139	1,447,771
Nippon Telegraph & Telephone Corp.	41,983,200	53,507,578
Quebecor, Inc., Class B	121,618	2,975,706
Sarana Menara Nusantara Tbk. PT	16,993,200	958,425
Spark New Zealand Ltd.	1,441,090	4,714,740

Investments	Shares	Value ($)
Swisscom AG (Registered)	19,159	11,528,677
Telecom Italia SpA*(a)	7,989,303	2,420,400
Verizon Communications, Inc.	1,612,688	68,297,337

		329,740,142

Electric Utilities - 13.1%
American Electric Power Co., Inc.	204,918	16,012,293
Constellation Energy Corp.(a)	123,284	15,040,648
Duke Energy Corp.	294,882	28,258,542
Edison International	149,940	10,117,951
Enel SpA	6,063,407	41,764,210
Eversource Energy	137,445	7,452,268
Exelon Corp.(a)	378,182	13,164,515
Iberdrola SA	4,564,007	55,401,768
NextEra Energy, Inc.	791,350	46,396,851
PG&E Corp.	1,007,097	16,989,726
Southern Co. (The)(a)	418,999	29,128,811
Xcel Energy, Inc.	209,083	12,517,799

		292,245,382

Energy Equipment & Services - 0.1%
Secure Energy Services, Inc.	234,073	1,806,289

Gas Utilities - 1.1%
AltaGas Ltd.(a)	224,077	4,687,663
APA Group	951,286	5,338,916
Enagas SA(a)	173,264	2,840,059
Keppel Infrastructure Trust	4,414,900	1,668,369
Petronas Gas Bhd.	416,500	1,562,095
Snam SpA	1,596,028	7,851,861

		23,948,963

Ground Transportation - 18.5%
Aurizon Holdings Ltd.	2,189,124	5,484,586
Canadian National Railway Co.(a)	734,706	91,713,833
Canadian Pacific Kansas City Ltd.	1,153,705	93,371,356
Central Japan Railway Co.	1,276,600	32,252,326
CSX Corp.	773,857	27,626,695
East Japan Railway Co.	468,400	27,048,157
GMexico Transportes SAB de CV(a)(b)	666,400	1,525,594
Keio Corp.	166,600	4,930,471
Keisei Electric Railway Co. Ltd.	210,500	9,645,487
MTR Corp. Ltd.(a)	2,020,500	6,565,058
Norfolk Southern Corp.	86,632	20,379,312
Odakyu Electric Railway Co. Ltd.	461,900	7,142,979
Rumo SA	1,582,700	7,386,424
Tobu Railway Co. Ltd.	249,900	6,699,902
Union Pacific Corp.	234,906	57,300,621
West Japan Railway Co.	297,300	12,508,261

		411,581,062

Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc.*(a)	36,652	3,010,595
Apollo Hospitals Enterprise Ltd.	143,276	10,960,792
Bangkok Dusit Medical Services PCL, NVDR	16,160,200	12,526,404
Bumrungrad Hospital PCL, NVDR	833,000	5,635,121
Encompass Health Corp.(a)	39,151	2,781,287
HCA Healthcare, Inc.	76,636	23,366,316

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
IHH Healthcare Bhd.	2,582,300	3,330,239
Life Healthcare Group Holdings Ltd.	1,361,122	1,353,163
Ramsay Health Care Ltd.(a)	234,073	7,927,021
Rede D’Or Sao Luiz SA(b)	1,082,900	5,950,241
Select Medical Holdings Corp.(a)	43,316	1,125,783
Tenet Healthcare Corp.*	39,151	3,239,354
Universal Health Services, Inc., Class B	21,658	3,439,507

		84,645,823

Independent Power and Renewable Electricity Producers - 0.9%
RWE AG	534,786	19,942,685

IT Services - 0.2%
Fastly, Inc., Class A*(a)	48,314	972,078
NEXTDC Ltd.*(a)	381,514	3,535,841

		4,507,919

Media - 4.1%
Charter Communications, Inc., Class A*(a)	38,318	14,204,866
Comcast Corp., Class A	1,541,050	71,720,467
Liberty Broadband Corp., Class C*(a)	45,815	3,594,186
Sirius XM Holdings, Inc.(a)	364,021	1,852,867

		91,372,386

Multi-Utilities - 7.0%
Consolidated Edison, Inc.	134,946	12,266,591
Dominion Energy, Inc.	318,206	14,548,378
Engie SA	1,470,245	23,652,365
National Grid plc	2,877,182	38,654,646
Public Service Enterprise Group, Inc.	194,089	11,255,221
Sempra(a)	239,904	17,167,530
Veolia Environnement SA	837,165	27,526,645
WEC Energy Group, Inc.(a)	119,119	9,620,050

		154,691,426

Oil, Gas & Consumable Fuels - 7.7%
Antero Midstream Corp.(a)	139,111	1,702,719
DT Midstream, Inc.(a)	38,318	2,057,293
Enbridge, Inc.	1,672,664	59,767,957
Equitrans Midstream Corp.	159,103	1,621,259
Keyera Corp.(a)	176,596	4,298,418
Kinder Morgan, Inc.	744,702	12,600,358
Koninklijke Vopak NV	44,149	1,388,351
New Fortress Energy, Inc.(a)	43,316	1,439,391
ONEOK, Inc.	225,743	15,406,960
Pembina Pipeline Corp.	430,661	14,927,518
Targa Resources Corp.	86,632	7,360,255
TC Energy Corp.(a)	808,843	32,110,350
Transneft PJSC (Preference)‡	1,473	—
Williams Cos., Inc. (The)	470,645	16,312,556

		170,993,385

Specialized REITs - 4.9%
American Tower Corp., REIT	179,095	35,039,937
Crown Castle, Inc., REIT(a)	165,767	17,944,278
Digital Realty Trust, Inc., REIT(a)	115,787	16,263,442
Equinix, Inc., REIT	35,819	29,721,532
Keppel DC REIT, REIT	916,300	1,158,788

Investments	Shares	Value ($)
SBA Communications Corp., Class A, REIT(a)	42,483	9,510,244

		109,638,221

Specialty Retail - 0.0%
GCI Liberty, Inc.*‡	36,294	—

Transportation Infrastructure - 6.9%
Adani Ports & Special Economic Zone Ltd.	992,936	14,439,607
Aena SME SA(b)	91,630	16,348,310
Aeroports de Paris SA	28,322	3,827,138
Airports of Thailand PCL, NVDR	5,331,200	8,978,626
Atlas Arteria Ltd.(a)	1,818,439	6,515,269
Auckland International Airport Ltd.	1,629,348	8,459,842
Bangkok Expressway & Metro PCL, NVDR	9,996,000	2,070,907
CCR SA	1,416,100	3,760,141
China Merchants Port Holdings Co. Ltd.	1,666,000	2,062,986
COSCO SHIPPING Ports Ltd.(a)	1,666,000	1,018,706
Flughafen Zurich AG (Registered)	23,324	4,858,657
Gemadept Corp.	333,200	929,004
Getlink SE	392,343	6,818,921
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	512,295	7,992,166
Grupo Aeroportuario del Sureste SAB de CV, Class B	199,920	5,840,055
International Container Terminal Services, Inc.	2,165,800	9,348,777
Japan Airport Terminal Co. Ltd.(a)	117,400	4,720,094
Jiangsu Expressway Co. Ltd., Class H	1,666,000	1,589,863
Promotora y Operadora de Infraestructura SAB de CV	233,240	2,299,741
Qube Holdings Ltd.(a)	2,107,490	4,569,553
Santos Brasil Participacoes SA	666,400	1,359,477
Shenzhen International Holdings Ltd.	1,666,000	1,372,483
Transurban Group	3,847,627	34,362,331
Westshore Terminals Investment Corp.(a)	43,316	920,755

		154,463,409

Water Utilities - 2.4%
Aguas Andinas SA, Class A	3,564,407	1,078,472
American States Water Co.(a)	15,827	1,180,694
American Water Works Co., Inc.	73,304	9,091,162
Beijing Enterprises Water Group Ltd.(a)	4,998,000	1,214,775
California Water Service Group(a)	24,990	1,131,297
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	416,500	6,647,344
Cia de Saneamento de Minas Gerais Copasa MG	249,900	1,080,805
Cia De Sanena Do Parana (Preference)*	1,249,500	1,426,237
Essential Utilities, Inc.(a)	90,797	3,255,981
Guangdong Investment Ltd.(a)	3,332,000	1,935,115
Middlesex Water Co.(a)	5,831	326,361
Pennon Group plc	300,713	2,703,578

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Severn Trent plc	334,033	11,051,225
SJW Group(a)	12,495	743,952
United Utilities Group plc	850,493	11,550,838

		54,417,836

Wireless Telecommunication Services - 6.0%
KDDI Corp.	1,134,000	37,990,067
SoftBank Corp.	2,165,800	29,092,172
SoftBank Group Corp.	782,600	34,585,914
T-Mobile US, Inc.	195,755	31,561,579

		133,229,732

TOTAL COMMON STOCKS (COST $2,099,695,897)		2,208,308,241

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 2.1%(c)

INVESTMENT COMPANIES - 0.2%
Goldman Sachs Financial Square Government Fund, Institutional Class 5.32%, 2/1/2024 (Cost $4,862,589)	4,862,589	4,862,589

REPURCHASE AGREEMENTS - 1.9%
BofA Securities, Inc., 5.76%, dated 1/31/2024, due 5/2/2024, repurchase price $2,029,440, collateralized by various Common Stocks; total market value $887,882	2,000,000	2,000,000
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $19,064,768, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $151,104,321	19,061,957	19,061,957
Citigroup Global Markets, Inc., 5.28%, dated 1/31/2024, due 2/1/2024, repurchase price $20,002,933, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 4.00%, maturing 7/15/2024 - 1/31/2029; total market value $20,420,411	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,061,957)		41,061,957

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $45,924,546)		45,924,546

Total Investments - 101.3% (Cost $2,145,620,443)		2,254,232,787
Liabilities in excess of other assets - (1.3%)		(28,998,399)

Net Assets - 100.0%		2,225,234,388

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $160,689,484, collateralized in the form of cash with a value of $45,924,546 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $98,792,102 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 6, 2024 – November 15, 2053 and $24,014,356 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from February 21, 2024 – September 20, 2117; a total value of $168,731,003.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $45,924,546.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	6	03/15/2024	EUR	$304,041	$8,783
FTSE 100 Index	37	03/15/2024	GBP	3,594,606	17,452
S&P 500 E-Mini Index	19	03/15/2024	USD	4,626,975	163,386
S&P/TSX 60 Index	29	03/14/2024	CAD	5,516,740	108,887
SPI 200 Index	18	03/21/2024	AUD	2,273,582	54,421
TOPIX Index	8	03/07/2024	JPY	1,397,503	115,145

					$468,074

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	644,365	Toronto-Dominion Bank (The)	JPY	90,000,000	03/21/2024	$23,975

Total unrealized appreciation						$23,975

USD	759,623	Morgan Stanley	GBP	600,000	03/20/2024	$(4,715)

Total unrealized depreciation						$(4,715)

Net unrealized appreciation						$19,260

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	3.3%
Austria	0.1
Belgium	0.0	†
Brazil	1.2
Canada	17.3
Chile	0.1
China	0.6
France	2.8
Germany	6.3
Hong Kong	0.5
India	1.1
Indonesia	0.0	†
Italy	2.5
Japan	11.8
Malaysia	0.2
Mexico	0.8
Netherlands	0.5
New Zealand	0.6
Philippines	0.4
Portugal	0.0	†
Singapore	0.1
South Africa	0.1
Spain	4.0
Switzerland	0.7
Taiwan	0.1
Thailand	1.3
United Kingdom	3.3
United States	39.5
Vietnam	0.0	†
Other[1]	0.8

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.2%
Securities Lending Reinvestments	2.1
Others(1)	(1.3)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%

Diversified REITs - 5.3%
Broadstone Net Lease, Inc., REIT(a)	82,500	1,325,775
Covivio SA, REIT	21,450	1,052,231
Empire State Realty Trust, Inc., Class A, REIT	84,700	806,344
Essential Properties Realty Trust, Inc., REIT(a)	65,890	1,641,320
GPT Group (The), REIT	873,950	2,692,197
H&R REIT, REIT(a)	92,730	683,650
Land Securities Group plc, REIT	81,840	697,851
Merlin Properties Socimi SA, REIT	146,630	1,513,926
Mori Trust Reit, Inc., REIT	1,430	732,731
NIPPON REIT Investment Corp., REIT	297	693,864
OUE REIT, REIT	341,000	72,724
Stockland, REIT	1,062,930	3,204,083
Tokyu REIT, Inc., REIT(a)	550	647,170

		15,763,866

Health Care REITs - 0.8%
National Health Investors, Inc., REIT(a)	19,800	1,052,964
Welltower, Inc., REIT	14,300	1,237,093

		2,290,057

Hotel & Resort REITs - 4.7%
Apple Hospitality REIT, Inc., REIT(a)	97,460	1,565,208
CDL Hospitality Trusts, REIT	869,000	669,787
Covivio Hotels SACA, REIT(a)	5,500	97,681
DiamondRock Hospitality Co., REIT(a)	97,020	886,763
Far East Hospitality Trust, REIT	1,276,000	620,646
Host Hotels & Resorts, Inc., REIT	320,320	6,156,550
Park Hotels & Resorts, Inc., REIT(a)	96,910	1,461,403
RLJ Lodging Trust, REIT	75,130	870,005
Service Properties Trust, REIT	92,510	715,102
Sunstone Hotel Investors, Inc., REIT	86,240	920,181

		13,963,326

Household Durables - 0.3%
Iida Group Holdings Co. Ltd.(a)	66,000	1,012,745

Industrial REITs - 9.9%
AIMS APAC REIT, REIT	671,000	657,769
CapitaLand Ascendas REIT, REIT	1,595,000	3,485,165
Dream Industrial REIT, REIT(a)	79,310	796,632
First Industrial Realty Trust, Inc., REIT(a)	59,620	3,071,622
Frasers Logistics & Commercial Trust, REIT(b)	1,342,000	1,124,735
Goodman Group, REIT(a)	26,950	456,072

Investments	Shares	Value ($)
Innovative Industrial Properties, Inc., REIT	12,540	1,169,104
LXP Industrial Trust, REIT	121,990	1,108,889
Mapletree Logistics Trust, REIT	1,537,169	1,782,925
Montea NV, REIT	9,240	800,949
Prologis, Inc., REIT	94,160	11,929,131
STAG Industrial, Inc., REIT(a)	81,180	2,998,789

		29,381,782

Office REITs - 2.3%
Equity Commonwealth, REIT	49,170	939,639
Gecina SA, REIT	20,460	2,282,474
Inmobiliaria Colonial Socimi SA, REIT	136,950	832,323
Keppel REIT, REIT	1,155,000	799,473
SL Green Realty Corp., REIT	1	44
Vornado Realty Trust, REIT(a)	72,270	1,965,021

		6,818,974

Real Estate Management & Development - 17.0%
Aeon Mall Co. Ltd.	58,300	729,672
Atrium Ljungberg AB, Class B(a)	37,070	748,407
Bukit Sembawang Estates Ltd.	33,000	81,244
Capitaland India Trust	825,000	648,221
City Developments Ltd.	220,000	1,005,874
CTP NV(b)	51,920	893,346
Daito Trust Construction Co. Ltd.	27,400	3,153,788
DigitalBridge Group, Inc.	72,160	1,417,222
Fabege AB(a)	117,920	1,117,988
Fastighets AB Balder, Class B*(a)	292,600	1,980,618
Grainger plc	317,130	1,062,931
Grand City Properties SA*	51,040	500,089
Heiwa Real Estate Co. Ltd.	26,100	699,928
Hulic Co. Ltd.	176,000	1,972,211
Ichigo, Inc.(a)	275,000	744,997
Intershop Holding AG	990	715,510
LEG Immobilien SE*	33,440	2,813,673
Lifestyle Communities Ltd.(a)	62,810	748,615
Mitsubishi Estate Co. Ltd.	220,000	3,104,156
Mitsui Fudosan Co. Ltd.	143,000	3,647,026
Mobimo Holding AG (Registered)	2,860	851,816
Nexity SA	27,500	462,715
Nomura Real Estate Holdings, Inc.	49,500	1,375,536
Platzer Fastigheter Holding AB, Class B	8,690	71,910
PSP Swiss Property AG (Registered)	20,680	2,779,512
Sirius Real Estate Ltd.(a)	670,560	775,364
St Joe Co. (The)(a)	15,400	850,080
Sumitomo Realty & Development Co. Ltd.	128,200	4,100,997
Sun Hung Kai Properties Ltd.	312,500	2,912,229
Swire Properties Ltd.	528,000	984,776
TAG Immobilien AG*	73,260	1,040,889
Tokyo Tatemono Co. Ltd.	83,100	1,301,005
Tokyu Fudosan Holdings Corp.	275,000	1,868,890
Tricon Residential, Inc.	118,360	1,311,125

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
UOL Group Ltd.	209,000	979,040
Wihlborgs Fastigheter AB	123,310	1,115,266

		50,566,666

Residential REITs - 16.9%
American Homes 4 Rent, Class A, REIT	146,410	5,131,671
Apartment Income REIT Corp., Class A, REIT	66,770	2,182,711
AvalonBay Communities, Inc., REIT	63,910	11,440,529
Boardwalk REIT, REIT(a)	14,960	781,564
Centerspace, REIT(a)	12,650	692,714
Equity Residential, REIT	162,030	9,752,586
Essex Property Trust, Inc., REIT	28,930	6,748,501
InterRent REIT, REIT(a)	66,660	672,063
Killam Apartment REIT, REIT(a)	50,820	712,442
Mid-America Apartment Communities, Inc., REIT	52,360	6,617,257
UDR, Inc., REIT	141,020	5,079,540
Xior Student Housing NV, REIT(b)	20,240	610,103

		50,421,681

Retail REITs - 18.8%
Acadia Realty Trust, REIT	51,590	880,125
Brixmor Property Group, Inc., REIT	136,510	3,063,284
Carmila SA, REIT*	44,990	806,361
Crombie REIT, REIT(a)	57,750	587,420
CT REIT, REIT(a)	58,080	630,771
Eurocommercial Properties NV, REIT	30,736	695,117
Federal Realty Investment Trust, REIT	12,870	1,309,265
Fukuoka REIT Corp., REIT(a)	660	787,440
HMC Capital Ltd., REIT(a)	203,500	828,666
InvenTrust Properties Corp., REIT(a)	32,890	816,659
Kimco Realty Corp., REIT	279,730	5,650,546
Kite Realty Group Trust, REIT	99,330	2,125,662
Klepierre SA, REIT	97,460	2,550,310
NNN REIT, Inc., REIT(a)	82,060	3,310,301
PARAGON REIT, REIT	1,034,000	677,031
Phillips Edison & Co., Inc., REIT	51,920	1,802,143
Regency Centers Corp., REIT	69,630	4,363,712
Retail Estates NV, REIT	9,350	616,496
RioCan REIT, REIT(a)	65,890	902,008
Simon Property Group, Inc., REIT	117,480	16,283,903
SITE Centers Corp., REIT(a)	84,700	1,128,204
SmartCentres REIT, REIT(a)	41,690	769,489
Tanger, Inc., REIT(a)	46,640	1,254,616
Unibail-Rodamco-Westfield, REIT*	32,670	2,376,972
Urban Edge Properties, REIT	52,690	909,956
Waypoint REIT Ltd., REIT	423,390	694,107

		55,820,564

Specialized REITs - 22.4%
American Tower Corp., REIT(a)	41,910	8,199,692
Crown Castle, Inc., REIT	11,660	1,262,195
Digital Realty Trust, Inc., REIT(a)	105,490	14,817,125

Investments	Shares	Value ($)
EPR Properties, REIT	34,210	1,514,477
Equinix, Inc., REIT	6,930	5,750,306
Iron Mountain, Inc., REIT(a)	131,340	8,868,077
Keppel DC REIT, REIT	605,000	765,106
Lamar Advertising Co., Class A, REIT(a)	38,280	4,007,150
National Storage REIT, REIT(a)	555,940	848,935
PotlatchDeltic Corp., REIT	35,310	1,579,416
Public Storage, REIT	22,990	6,510,538
Safestore Holdings plc, REIT	97,570	1,028,794
Shurgard Self Storage Ltd., REIT	16,500	771,949
Weyerhaeuser Co., REIT	329,010	10,781,658

		66,705,418

TOTAL COMMON STOCKS (COST $292,572,732)		292,745,079

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 2.9%(c)

REPURCHASE AGREEMENTS - 2.9%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $510,791, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $4,048,450	510,716	510,716
Citigroup Global Markets, Inc., 5.28%, dated 1/31/2024, due 2/1/2024, repurchase price $8,001,173, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 4.00%, maturing 7/15/2024 - 1/31/2029; total market value $8,168,165	8,000,000	8,000,000

		8,510,716

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $8,510,716)		8,510,716

Total Investments - 101.3% (Cost $301,083,448)		301,255,795
Liabilities in excess of other assets - (1.3%)		(3,819,505)

Net Assets - 100.0%		297,436,290

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $31,257,988, collateralized in the form of cash with a value of $8,510,716 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $18,087,258 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 6, 2024 – November 15, 2053 and $6,337,056 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from February 21, 2024 – September 20, 2117; a total value of $32,935,031.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $8,510,716.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	9	03/15/2024	EUR	$456,062	$10,563
S&P Midcap 400 E-Mini Index	12	03/15/2024	USD	3,291,960	35,943
SPI 200 Index	6	03/21/2024	AUD	757,861	24,814

					$71,320

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	209,730	Citibank NA	USD	156,431	03/20/2024	$639
USD	23,127	Citibank NA	AUD	34,359	03/20/2024	379
USD	47,567	BNP Paribas SA	SGD	62,894	03/20/2024	404

Total unrealized appreciation						$1,422

EUR	120,645	Citibank NA	USD	132,434	03/20/2024	$(1,121)
USD	30,555	Morgan Stanley	ILS	111,846	03/20/2024	(240)

Total unrealized depreciation						$(1,361)

Net unrealized appreciation						$61

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
ILS — Israeli Shekel
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	3.2%
Belgium	0.9
Canada	2.6
France	3.2
Germany	1.5
Hong Kong	1.3
Japan	8.9
Netherlands	0.5
Singapore	4.5
Spain	0.8
Sweden	1.7
Switzerland	1.5
United Kingdom	1.2
United States	66.6
Other[1]	1.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.4%
Securities Lending Reinvestments	2.9
Others(1)	(1.3)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%(a)

FlexShares® Global Quality Real Estate Index Fund	53,878	2,899,175
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	128,810	4,948,880
FlexShares® STOXX® Global Broad Infrastructure Index Fund	160,314	8,538,324

TOTAL EXCHANGE TRADED FUNDS (COST $18,698,664)		16,386,379

Total Investments - 100.0% (Cost $18,698,664)		16,386,379
Other assets less liabilities - 0.0%(b)		4,219

Net Assets - 100.0%		16,390,598

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2024, was as follows:

Security	Value October 31, 2023	Purchases at Cost	Sales Proceeds	Shares January 31, 2024	Value January 31, 2024	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Global Quality Real Estate Index Fund	$2,773,255	$26,651	$289,796	53,878	$2,899,175	$466,494	$28,371	$(77,429)
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	5,421,708	47,981	523,580	128,810	4,948,880	28,756	61,887	(25,985)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	8,376,484	77,482	838,656	160,314	8,538,324	998,883	62,836	(75,869)

	$16,571,447	$152,114	$1,652,032	343,002	$16,386,379	$1,494,133	$153,094	$(179,283)

Security Type	% of Net Assets
Exchange Traded Funds	100.0%
Others(1)	0.0 †

100.0%

(1)	Includes any other net assets/(liabilities).
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 0.6%
Lockheed Martin Corp.	22,011	9,451,744

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.(a)	99,360	8,355,182

Banks - 2.0%
Bank of America Corp.	9,720	330,577
Commerce Bancshares, Inc.(a)	166,698	8,688,300
Cullen/Frost Bankers, Inc.	58,320	6,188,918
JPMorgan Chase & Co.	56,160	9,792,058
Popular, Inc.(a)	110,160	9,413,172

		34,413,025

Beverages - 2.7%
Coca-Cola Co. (The)	748,440	44,524,696
PepsiCo, Inc.	3,240	546,037

		45,070,733

Biotechnology - 3.3%
AbbVie, Inc.	225,720	37,108,368
Gilead Sciences, Inc.	228,960	17,918,410

		55,026,778

Broadline Retail - 0.7%
Dillard’s, Inc., Class A(a)	7,560	2,927,761
eBay, Inc.	214,920	8,826,765

		11,754,526

Building Products - 1.1%
Advanced Drainage Systems, Inc.(a)	64,800	8,451,216
Fortune Brands Innovations, Inc.	120,960	9,385,286

		17,836,502

Capital Markets - 2.8%
Bank of New York Mellon Corp. (The)(a)	193,320	10,721,527
Jefferies Financial Group, Inc.(a)	196,560	8,011,786
Moelis & Co., Class A(a)	174,960	9,617,551
State Street Corp.	123,120	9,094,874
TPG, Inc., Class A(a)	226,800	9,441,684

		46,887,422

Chemicals - 1.5%
CF Industries Holdings, Inc.	18,360	1,386,364
LyondellBasell Industries NV, Class A	84,240	7,928,669
Mosaic Co. (The)	75,600	2,321,676
Olin Corp.	119,880	6,242,151
Scotts Miracle-Gro Co. (The)(a)	137,160	7,716,622

		25,595,482

Commercial Services & Supplies - 0.3%
Cintas Corp.	8,640	5,223,485

Investments	Shares	Value ($)
Communications Equipment - 2.2%
Cisco Systems, Inc.	739,800	37,123,164

Construction Materials - 0.1%
Eagle Materials, Inc.(a)	5,400	1,221,912

Consumer Finance - 0.8%
Ally Financial, Inc.	194,400	7,130,592
OneMain Holdings, Inc.	140,400	6,683,040

		13,813,632

Consumer Staples Distribution & Retail - 0.1%
Costco Wholesale Corp.	2,393	1,662,848
Walmart, Inc.	3,240	535,410

		2,198,258

Containers & Packaging - 0.5%
Packaging Corp. of America	54,000	8,957,520

Distributors - 0.5%
Pool Corp.(a)	23,760	8,820,900

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	1,265,760	22,391,295
Iridium Communications, Inc.	213,840	7,753,838

		30,145,133

Electric Utilities - 0.8%
Evergy, Inc.(a)	126,360	6,415,297
OGE Energy Corp.(a)	233,280	7,754,227

		14,169,524

Entertainment - 1.1%
Electronic Arts, Inc.	68,040	9,360,943
Warner Music Group Corp., Class A(a)	238,680	8,709,433

		18,070,376

Financial Services - 2.4%
Fidelity National Information Services, Inc.	167,400	10,422,324
Mastercard, Inc., Class A	10,800	4,851,684
Radian Group, Inc.(a)	307,800	8,920,044
Visa, Inc., Class A(a)	27,000	7,378,020
Western Union Co. (The)(a)	673,920	8,471,174

		40,043,246

Gas Utilities - 0.5%
UGI Corp.(a)	348,840	7,723,318

Ground Transportation - 1.5%
Union Pacific Corp.	102,600	25,027,218

Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	19,440	9,948,226

Hotel & Resort REITs - 0.9%
Apple Hospitality REIT, Inc., REIT(a)	437,400	7,024,644

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Host Hotels & Resorts, Inc., REIT(a)	451,440	8,676,677

		15,701,321

Hotels, Restaurants & Leisure - 1.0%
Boyd Gaming Corp.	18,360	1,165,676
Domino’s Pizza, Inc.	2,160	920,635
Marriott International, Inc., Class A(a)	3,240	776,725
Starbucks Corp.	144,720	13,463,302

		16,326,338

Household Durables - 1.1%
PulteGroup, Inc.(a)	95,040	9,937,382
Toll Brothers, Inc.	95,040	9,442,224

		19,379,606

Household Products - 3.9%
Colgate-Palmolive Co.	31,320	2,637,144
Procter & Gamble Co. (The)	344,520	54,137,873
WD-40 Co.(a)	35,640	9,230,047

		66,005,064

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	25,920	5,242,579

Insurance - 4.9%
Aflac, Inc.	116,640	9,837,418
Allstate Corp. (The)	63,720	9,892,530
American Financial Group, Inc.	50,760	6,111,504
First American Financial Corp.(a)	141,480	8,538,318
Lincoln National Corp.	214,920	5,899,554
MetLife, Inc.(a)	128,520	8,909,006
Old Republic International Corp.	281,880	7,903,915
Principal Financial Group, Inc.	89,640	7,090,524
Prudential Financial, Inc.	95,040	9,972,547
Willis Towers Watson plc	35,640	8,778,132

		82,933,448

IT Services - 2.3%
Accenture plc, Class A	105,840	38,513,059

Machinery - 1.6%
Caterpillar, Inc.(a)	10,800	3,243,348
Illinois Tool Works, Inc.(a)	55,080	14,370,372
Snap-on, Inc.(a)	30,240	8,767,483

		26,381,203

Media - 2.5%
Comcast Corp., Class A	312,120	14,526,065
New York Times Co. (The), Class A	181,440	8,810,726
Nexstar Media Group, Inc., Class A(a)	48,600	8,636,706
Omnicom Group, Inc.	27,000	2,440,260
TEGNA, Inc.	494,640	7,711,438

		42,125,195

Metals & Mining - 1.3%
Nucor Corp.(a)	55,080	10,296,104
Reliance Steel & Aluminum Co.(a)	30,240	8,631,101
Steel Dynamics, Inc.(a)	24,840	2,997,940

		21,925,145

Investments	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Rithm Capital Corp.(a)	795,960	8,516,772
Starwood Property Trust, Inc.(a)	405,000	8,233,650

		16,750,422

Multi-Utilities - 1.0%
Dominion Energy, Inc.	180,360	8,246,059
Public Service Enterprise Group, Inc.	137,160	7,953,909

		16,199,968

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.(a)	10,800	1,592,244
ConocoPhillips	6,480	724,918
Exxon Mobil Corp.	95,040	9,771,062
Marathon Petroleum Corp.	73,440	12,161,664
Peabody Energy Corp.(a)	328,320	8,766,144
Pioneer Natural Resources Co.	10,800	2,482,164
Range Resources Corp.(a)	241,920	7,025,357
Valero Energy Corp.	4,320	600,048

		43,123,601

Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	379,080	18,525,640
Eli Lilly & Co.	16,200	10,458,882
Johnson & Johnson	355,039	56,415,697
Merck & Co., Inc.	22,680	2,739,290
Zoetis, Inc.	84,240	15,821,114

		103,960,623

Professional Services - 2.1%
Automatic Data Processing, Inc.	75,600	18,580,968
Paychex, Inc.(a)	78,840	9,597,193
Robert Half, Inc.(a)	99,360	7,903,095

		36,081,256

Residential REITs - 3.0%
Apartment Income REIT Corp., Class A, REIT(a)	250,560	8,190,806
AvalonBay Communities, Inc., REIT	48,600	8,699,886
Camden Property Trust, REIT(a)	92,880	8,715,859
Equity Residential, REIT	155,520	9,360,749
Mid-America Apartment Communities, Inc., REIT	69,120	8,735,386
UDR, Inc., REIT(a)	209,520	7,546,910

		51,249,596

Retail REITs - 0.1%
Brixmor Property Group, Inc., REIT	106,920	2,399,285

Semiconductors & Semiconductor Equipment - 10.1%
Broadcom, Inc.	59,001	69,621,180
KLA Corp.	24,840	14,755,954
Lam Research Corp.	24,703	20,384,174
Microchip Technology, Inc.	106,920	9,107,446
NVIDIA Corp.	74,520	45,849,920
Skyworks Solutions, Inc.	87,480	9,138,161

		168,856,835

Software - 7.7%
Bentley Systems, Inc., Class B(a)	52,920	2,667,168
Intuit, Inc.	50,932	32,154,900

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Microsoft Corp.	235,440	93,606,235

		128,428,303

Specialized REITs - 1.5%
CubeSmart, REIT	145,800	6,301,476
Public Storage, REIT(a)	35,640	10,092,891
Weyerhaeuser Co., REIT	260,280	8,529,376

		24,923,743

Specialty Retail - 4.0%
Best Buy Co., Inc.(a)	122,040	8,846,680
Home Depot, Inc. (The)	83,160	29,352,153
Lowe’s Cos., Inc.	90,720	19,308,845
Williams-Sonoma, Inc.(a)	46,440	8,981,032

		66,488,710

Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	778,680	143,588,592

Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc., Class B	223,560	22,698,047
Tapestry, Inc.(a)	266,760	10,347,620

		33,045,667

Tobacco - 0.8%
Altria Group, Inc.	324,000	12,998,880

Trading Companies & Distributors - 0.6%
Fastenal Co.	149,040	10,168,999

TOTAL COMMON STOCKS (COST $1,346,025,027)		1,669,674,744

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 7.9%(b)

CERTIFICATES OF DEPOSIT - 1.3%
Credit Agricole CIB, New York 5.60%, 2/8/2024	3,000,000	3,000,000
DZ Bank AG, New York (SOFR + 0.35%), 5.66%, 5/3/2024(c)	2,000,000	2,000,918
Mizuho Bank Ltd., New York (SOFR + 0.40%), 5.71%, 3/12/2024(c)	2,000,000	2,000,000
National Westminster Bank PLC 5.88%, 5/2/2024	2,000,000	2,002,680
Nordea Bank Abp, New York Branch (SOFR + 0.47%), 5.78%, 4/26/2024(c)	2,000,000	2,001,986
Oversea-Chinese Banking Corp. Ltd., New York (SOFR + 0.28%), 5.59%, 3/18/2024(c)	2,000,000	2,000,000
Royal Bank of Canada, New York (SOFR + 0.53%), 5.84%, 5/23/2024(c)	2,000,000	2,002,248
Svenska Handelsbanken, New York 5.80%, 4/4/2024	1,000,000	1,000,591
(SOFR + 0.33%), 5.64%, 4/4/2024(c)	1,000,000	1,000,334

Investments	Principal Amount ($)	Value ($)
The Sumitomo Bank Ltd., New York (SOFR + 0.23%), 5.54%, 7/11/2024(c)	2,000,000	2,000,736
Toronto-Dominion Bank, New York (SOFR + 0.52%), 5.68%, 2/28/2024(c)	1,000,000	1,000,109
(US Federal Funds Effective Rate (continuous series) + 0.61%), 5.94%, 7/26/2024(c)	2,000,000	2,004,032

TOTAL CERTIFICATES OF DEPOSIT (Cost $22,000,109)		22,013,634

COMMERCIAL PAPER - 0.4%
Bank of Montreal, Montreal (SOFR + 0.35%), 5.66%, 5/9/2024(c)	3,000,000	3,001,791
Skandanaviska Enskilda Banken 5.60%, 2/6/2024	3,000,000	2,997,700

TOTAL COMMERCIAL PAPER (Cost $5,997,700)		5,999,491

INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity FedFund, Institutional Shares 5.32%, 2/1/2024	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.35%, 2/1/2024	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 5.32%, 2/1/2024	2,613,250	2,613,250
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.31%, 2/1/2024	1,708,025	1,708,025
RBC BlueBay U.S. Government Money Market Fund 5.35%, 2/1/2024	988,934	988,934
State Street Institutional U.S. Government Money Market Fund 5.35%, 2/1/2024	2,000,000	2,000,000

TOTAL INVESTMENT COMPANIES (Cost $13,310,209)		13,310,209

REPURCHASE AGREEMENTS - 5.4%
BofA Securities, Inc., 5.76%, dated 1/31/2024, due 5/2/2024, repurchase price $8,117,760, collateralized by various Common Stocks; total market value $3,551,526	8,000,000	8,000,000
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $10,222,020, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $81,018,106	10,220,513	10,220,513

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Citigroup Global Markets, Inc., 5.28%, dated 1/31/2024, due 2/1/2024, repurchase price $45,006,600, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 4.00%, maturing 7/15/2024 - 1/31/2029; total market value $45,945,926	45,000,000	45,000,000
MetLife, Inc., 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $7,001,033, collateralized by various U.S. Treasury Securities, 0.00%, maturing 5/15/2042 - 11/15/2050; total market value $7,152,538	7,000,000	7,000,000
TD Prime Services LLC, 5.41%, dated 1/31/2024, due 2/1/2024, repurchase price $20,956,770, collateralized by various Common Stocks; total market value $22,730,860	20,953,621	20,953,621

TOTAL REPURCHASE AGREEMENTS (Cost $91,174,134)		91,174,134

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $132,482,152)		132,497,468

Total Investments - 107.4% (Cost $1,478,507,179)		1,802,172,212
Liabilities in excess of other assets - (7.4%)		(124,673,978)

Net Assets - 100.0%		1,677,498,234

(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $173,795,016, collateralized in the form of cash with a value of $132,443,312 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $43,350,489 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 13, 2024 – November 15, 2053 and $6,196,749 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.10% – 4.75%, and maturity dates ranging from March 22, 2024 – October 22, 2071; a total value of $181,990,550.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $132,497,468.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2024.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	25	03/15/2024	USD	$6,088,125	$175,689
S&P Midcap 400 E-Mini Index	6	03/15/2024	USD	1,645,980	8,384

					$184,073

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.5%
Securities Lending Reinvestments	7.9
Others(1)	(7.4)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%

Aerospace & Defense - 1.1%
Lockheed Martin Corp.	8,584	3,686,055

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.(a)	17,632	1,482,675
Expeditors International of Washington, Inc.	14,616	1,846,439

		3,329,114

Banks - 2.8%
Bank of America Corp.	1,624	55,232
Commerce Bancshares, Inc.(a)	34,347	1,790,166
Cullen/Frost Bankers, Inc.	16,936	1,797,248
Glacier Bancorp, Inc.(a)	49,648	1,919,392
JPMorgan Chase & Co.	11,832	2,063,027
Popular, Inc.	23,200	1,982,440

		9,607,505

Beverages - 2.8%
Coca-Cola Co. (The)	156,368	9,302,332
PepsiCo, Inc.	2,552	430,089

		9,732,421

Biotechnology - 5.2%
AbbVie, Inc.	67,048	11,022,691
Amgen, Inc.	11,368	3,572,508
Gilead Sciences, Inc.	47,560	3,722,046

		18,317,245

Broadline Retail - 0.5%
Dillard’s, Inc., Class A(a)	2,320	898,466
eBay, Inc.	23,200	952,824

		1,851,290

Building Products - 0.4%
Masco Corp.	18,560	1,248,902

Capital Markets - 2.0%
Bank of New York Mellon Corp. (The)	40,832	2,264,543
CME Group, Inc.	13,688	2,817,538
Moelis & Co., Class A(a)	36,192	1,989,474

		7,071,555

Chemicals - 0.4%
LyondellBasell Industries NV, Class A	15,544	1,463,001

Commercial Services & Supplies - 0.5%
Rollins, Inc.	38,744	1,678,003

Communications Equipment - 2.2%
Cisco Systems, Inc.	154,976	7,776,696

Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp.	464	322,424

Investments	Shares	Value ($)
Walmart, Inc.	1,392	230,028

		552,452

Containers & Packaging - 0.5%
Packaging Corp. of America	11,136	1,847,240

Diversified Consumer Services - 0.5%
H&R Block, Inc.(a)	37,120	1,738,701

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	273,064	4,830,502
Iridium Communications, Inc.	31,320	1,135,663
Verizon Communications, Inc.(a)	47,792	2,023,992

		7,990,157

Electric Utilities - 2.3%
Constellation Energy Corp.	5,104	622,688
Duke Energy Corp.	11,368	1,089,395
Evergy, Inc.	26,680	1,354,544
Exelon Corp.	43,152	1,502,121
OGE Energy Corp.	48,024	1,596,318
PPL Corp.(a)	67,512	1,768,814

		7,933,880

Entertainment - 0.6%
Electronic Arts, Inc.	14,152	1,947,032

Financial Services - 2.3%
Fidelity National Information Services, Inc.	33,408	2,079,982
Mastercard, Inc., Class A	2,320	1,042,213
Radian Group, Inc.(a)	63,568	1,842,201
Visa, Inc., Class A(a)	5,568	1,521,512
Western Union Co. (The)(a)	135,256	1,700,168

		8,186,076

Food Products - 0.6%
General Mills, Inc.	29,000	1,882,390
Kellanova	1,856	101,635

		1,984,025

Gas Utilities - 0.4%
Spire, Inc.(a)	27,144	1,540,965

Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	17,632	1,925,238
Cencora, Inc.(a)	9,744	2,267,234
Chemed Corp.	3,016	1,787,855
Cigna Group (The)	11,136	3,351,379
McKesson Corp.	5,104	2,551,438
UnitedHealth Group, Inc.	3,944	2,018,303

		13,901,447

Hotels, Restaurants & Leisure - 2.7%
Domino’s Pizza, Inc.	4,408	1,878,778
McDonald’s Corp.	12,296	3,599,285
Starbucks Corp.	43,384	4,036,013

		9,514,076

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Household Durables - 0.6%
PulteGroup, Inc.(a)	20,184	2,110,439

Household Products - 4.1%
Clorox Co. (The)	2,552	370,678
Kimberly-Clark Corp.	7,424	898,081
Procter & Gamble Co. (The)	70,528	11,082,770
WD-40 Co.(a)	7,424	1,922,668

		14,274,197

Independent Power and Renewable Electricity Producers - 1.0%
Clearway Energy, Inc., Class C(a)	68,208	1,653,362
Vistra Corp.	49,184	2,018,019

		3,671,381

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	4,872	985,411

Insurance - 3.7%
Aflac, Inc.(a)	24,360	2,054,523
Allstate Corp. (The)	13,224	2,053,026
American Financial Group, Inc.	14,384	1,731,834
Loews Corp.	25,984	1,893,194
MetLife, Inc.	26,448	1,833,375
Old Republic International Corp.	60,320	1,691,373
Willis Towers Watson plc	7,424	1,828,531

		13,085,856

IT Services - 1.8%
Accenture plc, Class A	232	84,420
Amdocs Ltd.(a)	19,256	1,765,390
International Business Machines Corp.	24,360	4,473,958

		6,323,768

Machinery - 1.9%
Illinois Tool Works, Inc.(a)	11,368	2,965,911
Mueller Industries, Inc.(a)	39,904	1,915,392
Otis Worldwide Corp.(a)	21,576	1,908,182

		6,789,485

Media - 2.6%
Comcast Corp., Class A	66,120	3,077,225
Fox Corp., Class A(a)	10,208	329,718
New York Times Co. (The), Class A	38,048	1,847,611
Nexstar Media Group, Inc., Class A(a)	9,280	1,649,149
Omnicom Group, Inc.	5,568	503,236
TEGNA, Inc.(a)	102,312	1,595,044

		9,001,983

Metals & Mining - 0.5%
Reliance Steel & Aluminum Co.(a)	6,264	1,787,871

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Blackstone Mortgage Trust, Inc., Class A(a)	60,320	1,190,717
Starwood Property Trust, Inc.(a)	68,440	1,391,385

		2,582,102

Multi-Utilities - 1.2%
Consolidated Edison, Inc.	20,648	1,876,903
Dominion Energy, Inc.	13,456	615,208

Investments	Shares	Value ($)
Public Service Enterprise Group, Inc.	29,464	1,708,618

		4,200,729

Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.(a)	2,088	307,834
Chord Energy Corp.(a)	2,320	356,723
Coterra Energy, Inc.	67,048	1,668,154
CVR Energy, Inc.(a)	7,192	242,586
Exxon Mobil Corp.	22,272	2,289,784
Pioneer Natural Resources Co.	1,392	319,924

		5,185,005

Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	78,648	3,843,528
Eli Lilly & Co.	7,888	5,092,572
Johnson & Johnson	74,008	11,759,871
Merck & Co., Inc.	5,800	700,524
Zoetis, Inc.	2,552	479,291

		21,875,786

Professional Services - 2.2%
Automatic Data Processing, Inc.	15,776	3,877,425
Paychex, Inc.	16,240	1,976,895
Verisk Analytics, Inc.	7,888	1,905,189

		7,759,509

Residential REITs - 3.3%
American Homes 4 Rent, Class A, REIT	47,792	1,675,109
AvalonBay Communities, Inc., REIT	4,872	872,137
Camden Property Trust, REIT(a)	19,488	1,828,754
Equity Residential, REIT	31,552	1,899,115
Essex Property Trust, Inc., REIT(a)	8,120	1,894,152
Mid-America Apartment Communities, Inc., REIT	14,152	1,788,530
UDR, Inc., REIT	43,848	1,579,405

		11,537,202

Retail REITs - 0.5%
Phillips Edison & Co., Inc., REIT(a)	47,096	1,634,702

Semiconductors & Semiconductor Equipment - 7.8%
Broadcom, Inc.	12,296	14,509,280
KLA Corp.	5,104	3,031,980
NVIDIA Corp.	15,544	9,563,757

		27,105,017

Software - 7.6%
Bentley Systems, Inc., Class B(a)	32,944	1,660,378
Intuit, Inc.	7,656	4,833,462
Microsoft Corp.	50,576	20,108,006

		26,601,846

Specialized REITs - 1.6%
CubeSmart, REIT(a)	35,032	1,514,083
Digital Realty Trust, Inc., REIT(a)	14,384	2,020,377
Public Storage, REIT	7,424	2,102,402

		5,636,862

Specialty Retail - 5.0%
Best Buy Co., Inc.	18,560	1,345,414
Home Depot, Inc. (The)	31,552	11,136,594
Lowe’s Cos., Inc.	7,424	1,580,124

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Murphy USA, Inc.	4,408	1,553,908
Williams-Sonoma, Inc.(a)	8,584	1,660,060

		17,276,100

Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	140,128	25,839,603
Dell Technologies, Inc., Class C	24,128	1,999,729

		27,839,332

Tobacco - 0.8%
Altria Group, Inc.	67,280	2,699,274

Trading Companies & Distributors - 1.1%
Fastenal Co.	31,320	2,136,964
MSC Industrial Direct Co., Inc., Class A(a)	16,936	1,671,244

		3,808,208

TOTAL COMMON STOCKS (Cost $284,419,107)		346,669,903

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 8.3%

INVESTMENT COMPANIES - 0.4%
Dreyfus Treasury Obligations Cash Management Fund 5.35%, 2/1/2024 (Cost $1,485,105)	1,485,105	1,485,105

REPURCHASE AGREEMENTS - 7.9%
BofA Securities, Inc., 5.76%, dated 1/31/2024, due 5/2/2024, repurchase price $1,014,720, collateralized by various Common Stocks; total market value $443,941	1,000,000	1,000,000
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $12,097,710, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $95,884,526	12,095,926	12,095,926
Citigroup Global Markets, Inc., 5.28%, dated 1/31/2024, due 2/1/2024, repurchase price $5,000,733, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 4.00%, maturing 7/15/2024 - 1/31/2029; total market value $5,105,103	5,000,000	5,000,000

Investments	Principal Amount ($)	Value ($)
TD Prime Services LLC, 5.41%, dated 1/31/2024, due 2/1/2024, repurchase price $9,387,839, collateralized by various Common Stocks; total market value $10,182,564	9,386,428	9,386,428

TOTAL REPURCHASE AGREEMENTS (Cost $27,482,354)		27,482,354

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $28,967,459)		28,967,459

Total Investments - 107.7% (Cost $313,386,566)		375,637,362
Liabilities in excess of other assets - (7.7%)		(26,852,725)

Net Assets - 100.0%		348,784,637

(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $40,698,319, collateralized in the form of cash with a value of $28,967,459 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $13,023,819 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 13, 2024 – November 15, 2053 and $478,657 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.10% – 4.75%, and maturity dates ranging from March 22, 2024 – October 22, 2071; a total value of $42,469,935.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $28,967,459.

Percentages shown are based on Net Assets.

Abbreviations

REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	8	03/15/2024	USD	$1,948,200	$66,872

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.4%
Securities Lending Reinvestments	8.3
Others(1)	(7.7)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Air Freight & Logistics - 0.1%
SG Holdings Co. Ltd.	39,100	512,105

Automobile Components - 0.2%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	238,800	1,078,338

Automobiles - 2.7%
Dr Ing hc F Porsche AG (Preference)(a)	40,420	3,473,861
Isuzu Motors Ltd.	305,500	4,247,845
Mercedes-Benz Group AG	84,600	5,775,711
Subaru Corp.	31,100	636,361
Yadea Group Holdings Ltd.(a)	470,000	642,118

		14,775,896

Banks - 12.4%
Akbank TAS	250,510	326,429
Banco del Bajio SA(a)	1,128,000	4,300,395
Bank Leumi Le-Israel BM	165,910	1,270,618
Barclays plc	2,450,580	4,631,730
BOC Hong Kong Holdings Ltd.(b)	940,000	2,251,022
China Construction Bank Corp., Class H	10,340,000	6,137,401
China Merchants Bank Co. Ltd., Class H	643,500	2,350,177
FinecoBank Banca Fineco SpA	287,170	4,189,333
First Abu Dhabi Bank PJSC	544,495	2,170,301
HSBC Holdings plc	100,110	788,113
Japan Post Bank Co. Ltd.	23,500	246,857
KBC Group NV	58,280	3,828,786
Mitsubishi UFJ Financial Group, Inc.	258,500	2,466,957
Nordea Bank Abp	347,800	4,316,721
Royal Bank of Canada(b)	146,405	14,378,055
Sberbank of Russia PJSC‡	1,227,390	—
Skandinaviska Enskilda Banken AB, Class A	339,340	4,865,613
Sumitomo Mitsui Financial Group, Inc.	56,900	2,997,298
Swedbank AB, Class A	209,150	4,307,551
Toronto-Dominion Bank (The)	3,290	201,111
Yapi ve Kredi Bankasi A/S	2,794,855	2,011,588

		68,036,056

Beverages - 0.1%
Nongfu Spring Co. Ltd., Class H(a)	75,400	408,480

Broadline Retail - 0.2%
B&M European Value Retail SA	43,240	285,562
Next plc	7,990	861,607

		1,147,169

Investments	Shares	Value ($)
Building Products - 0.5%
Geberit AG (Registered)	4,700	2,740,502

Capital Markets - 5.0%
3i Group plc	140,530	4,436,367
Brookfield Asset Management Ltd., Class A	78,020	3,156,889
China Galaxy Securities Co. Ltd., Class H	6,462,500	3,166,251
Hong Kong Exchanges & Clearing Ltd.	2,700	81,719
Japan Exchange Group, Inc.	104,500	2,347,720
Julius Baer Group Ltd.	39,950	2,202,757
Macquarie Korea Infrastructure Fund	374,120	3,492,702
Moscow Exchange MICEX-RTS PJSC‡	775,590	—
Partners Group Holding AG	3,525	4,819,986
Samsung Securities Co. Ltd.	126,900	3,579,804

		27,284,195

Chemicals - 2.8%
Fertiglobe plc	4,303,085	3,268,655
Nissan Chemical Corp.	10,400	421,336
Nitto Denko Corp.	17,300	1,456,905
Sahara International Petrochemical Co.	155,805	1,308,727
Shin-Etsu Chemical Co. Ltd.	117,500	4,722,507
Tianqi Lithium Corp., Class H(b)	141,000	621,376
Yara International ASA	112,800	3,769,133

		15,568,639

Consumer Staples Distribution & Retail - 0.4%
Coles Group Ltd.	203,980	2,145,320
Kesko OYJ, Class B	4,935	96,921

		2,242,241

Diversified REITs - 0.6%
Stockland, REIT	1,117,190	3,367,644

Diversified Telecommunication Services - 1.7%
Elisa OYJ	7,520	345,123
Koninklijke KPN NV	681,030	2,328,792
Spark New Zealand Ltd.	46,765	152,999
Swisscom AG (Registered)	3,760	2,262,531
Telstra Group Ltd.	1,501,180	4,009,114

		9,098,559

Electric Utilities - 2.1%
Fortum OYJ(b)	281,765	3,883,993
Origin Energy Ltd.	534,625	3,011,086
Power Grid Corp. of India Ltd.	238,525	744,782
Redeia Corp. SA	221,370	3,710,347

		11,350,208

Electrical Equipment - 0.0%(c)
Voltronic Power Technology Corp.	4,839	207,168

Electronic Equipment, Instruments & Components - 0.1%
Largan Precision Co. Ltd.	4,000	318,216

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Shimadzu Corp.	13,200	371,054

		689,270

Entertainment - 1.2%
Capcom Co. Ltd.	10,400	401,628
Nintendo Co. Ltd.	111,200	6,321,683

		6,723,311

Financial Services - 3.9%
Banca Mediolanum SpA	420,650	4,338,104
FirstRand Ltd.	39,480	144,175
GMO Payment Gateway, Inc.	35,500	2,187,436
ORIX Corp.	181,500	3,561,709
Power Finance Corp. Ltd.	1,030,945	5,502,719
REC Ltd.	958,800	5,761,892

		21,496,035

Food Products - 2.7%
China Feihe Ltd.(a)	3,290,000	1,506,694
Nestle SA (Registered)	85,540	9,827,851
Uni-President China Holdings Ltd.	3,995,000	2,238,396
Want Want China Holdings Ltd.	1,880,000	1,036,528

		14,609,469

Gas Utilities - 0.1%
Kunlun Energy Co. Ltd.	670,000	599,098

Ground Transportation - 0.1%
Canadian National Railway Co.	2,115	264,017

Health Care Equipment & Supplies - 0.3%
Hoya Corp.	13,000	1,684,864

Health Care Providers & Services - 0.0%(c)
Sonic Healthcare Ltd.(b)	7,755	164,149

Hotels, Restaurants & Leisure - 1.2%
InterContinental Hotels Group plc	24,440	2,334,234
OPAP SA	241,345	4,199,819

		6,534,053

Household Durables - 0.6%
Nien Made Enterprise Co. Ltd.	314,710	3,373,383

Household Products - 0.3%
Unilever Indonesia Tbk. PT	9,494,000	1,865,108

Independent Power and Renewable Electricity Producers - 0.0%
Unipro PJSC*‡	125,500,000	—

Industrial Conglomerates - 0.7%
Hitachi Ltd.	28,300	2,260,322
Industries Qatar QSC	420,650	1,386,377
Siemens AG (Registered)	940	170,193

		3,816,892

Insurance - 2.3%
Admiral Group plc	56,635	1,813,864
BB Seguridade Participacoes SA	611,000	4,235,241
Caixa Seguridade Participacoes SA	916,500	2,620,903
Manulife Financial Corp.	149,695	3,329,917
Sampo OYJ, Class A	13,865	584,136

		12,584,061

Investments	Shares	Value ($)
Interactive Media & Services - 0.9%
Rightmove plc	260,145	1,855,840
Tencent Holdings Ltd.	91,100	3,153,495

		5,009,335

IT Services - 1.4%
HCL Technologies Ltd.	167,555	3,179,850
Infosys Ltd.	60,160	1,203,218
Nomura Research Institute Ltd.	70,500	2,186,260
Obic Co. Ltd.	5,200	808,770

		7,378,098

Leisure Products - 0.0%(c)
Shimano, Inc.	600	87,655

Machinery - 1.4%
GEA Group AG	15,275	617,240
Kone OYJ, Class B	59,690	2,978,670
MISUMI Group, Inc.	65,100	1,144,567
VAT Group AG(a)	6,110	2,896,703

		7,637,180

Marine Transportation - 3.8%
AP Moller - Maersk A/S, Class B(b)	1,410	2,614,802
Cia Sud Americana de Vapores SA	17,077,685	1,227,655
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	1,997,500	2,097,857
Evergreen Marine Corp. Taiwan Ltd.	1,081,823	5,201,820
Nippon Yusen KK(b)	61,400	2,141,387
Orient Overseas International Ltd.(b)	200,500	2,985,474
Yang Ming Marine Transport Corp.	2,923,891	4,469,982

		20,738,977

Metals & Mining - 6.3%
BHP Group Ltd.	536,740	16,771,962
Glencore plc	83,660	447,934
Grupo Mexico SAB de CV, Series B	564,000	2,916,296
Kumba Iron Ore Ltd.	124,550	3,703,335
MMC Norilsk Nickel PJSC‡	16,315	—
Norsk Hydro ASA	26,320	155,907
Pilbara Minerals Ltd.(b)	75,200	176,474
Rio Tinto plc	82,955	5,813,317
Severstal PAO*‡	58,985	—
Vedanta Ltd.	1,322,815	4,362,193

		34,347,418

Multi-Utilities - 0.1%
Canadian Utilities Ltd., Class A(b)	12,690	291,023

Oil, Gas & Consumable Fuels - 7.3%
Adaro Energy Indonesia Tbk. PT	23,570,500	3,584,867
Canadian Natural Resources Ltd.	115,620	7,445,788
China Shenhua Energy Co. Ltd., Class H	1,175,000	4,441,619
Coal India Ltd.	357,200	1,746,992
Equinor ASA	108,570	3,142,390
Exxaro Resources Ltd.	371,535	3,740,970
Petroleo Brasileiro SA (Preference)	611,000	5,001,913
Shell plc	67,680	2,108,998

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
TotalEnergies SE	13,865	905,157
Var Energi ASA	1,186,985	3,476,976
Yankuang Energy Group Co. Ltd., Class H(b)	2,230,000	4,575,676

		40,171,346

Passenger Airlines - 0.6%
Singapore Airlines Ltd.	681,500	3,406,608

Personal Care Products - 2.4%
Hengan International Group Co. Ltd.	117,500	363,747
L’Oreal SA	25,615	12,373,463
Unilever plc	7,050	345,377

		13,082,587

Pharmaceuticals - 8.9%
Astellas Pharma, Inc.	23,500	277,322
AstraZeneca plc	16,215	2,168,144
China Medical System Holdings Ltd.	868,000	1,243,609
GSK plc	382,815	7,643,933
Novartis AG (Registered)	104,105	10,849,201
Novo Nordisk A/S, Class B	148,520	16,770,133
Orion OYJ, Class B	2,820	130,861
Roche Holding AG	470	143,435
Roche Holding AG - BR	33,370	9,612,085
Sanofi SA	1,175	119,159

		48,957,882

Professional Services - 2.7%
Bureau Veritas SA	142,175	3,814,609
Randstad NV	66,975	3,838,374
Recruit Holdings Co. Ltd.	44,200	1,792,190
RELX plc	64,860	2,694,281
SGS SA (Registered)	27,025	2,521,514

		14,660,968

Real Estate Management & Development - 1.7%
China Vanke Co. Ltd., Class H(b)	3,760,000	2,948,454
CK Asset Holdings Ltd.	117,500	529,838
Daito Trust Construction Co. Ltd.	33,500	3,855,909
Land & Houses PCL, NVDR	9,470,500	2,042,120

		9,376,321

Retail REITs - 0.7%
Link REIT, REIT	799,000	4,006,626

Semiconductors & Semiconductor Equipment - 6.7%
Advantest Corp.	88,300	3,517,502
ASML Holding NV	11,750	10,187,776
MediaTek, Inc.	169,948	5,245,124
Novatek Microelectronics Corp.	254,427	4,153,811
Realtek Semiconductor Corp.	81,271	1,219,085
Taiwan Semiconductor Manufacturing Co. Ltd.	401,089	8,047,537
Tokyo Electron Ltd.	17,600	3,355,047
Vanguard International Semiconductor Corp.	296,000	695,091

		36,420,973

Software - 0.9%
Nemetschek SE	33,605	3,140,025

Investments	Shares	Value ($)
Temenos AG (Registered)(b)	16,450	1,694,762

		4,834,787

Specialty Retail - 1.4%
Fast Retailing Co. Ltd.	600	163,119
H & M Hennes & Mauritz AB, Class B(b)	113,035	1,613,418
Industria de Diseno Textil SA	121,260	5,230,549
Topsports International Holdings Ltd.(a)	940,000	607,247

		7,614,333

Technology Hardware, Storage & Peripherals - 1.1%
Catcher Technology Co. Ltd.	214,000	1,329,829
Lite-On Technology Corp.	470,000	1,629,259
Samsung Electronics Co. Ltd.	58,750	3,200,184
Wiwynn Corp.	1,000	70,289

		6,229,561

Textiles, Apparel & Luxury Goods - 3.0%
ANTA Sports Products Ltd.	141,000	1,184,131
Bosideng International Holdings Ltd.	5,640,000	2,546,829
Burberry Group plc	59,455	990,326
Cie Financiere Richemont SA (Registered)	2,115	318,045
Eclat Textile Co. Ltd.	6,000	104,858
Feng TAY Enterprise Co. Ltd.	21,284	110,162
Hermes International SCA	3,127	6,650,067
LVMH Moet Hennessy Louis Vuitton SE	3,290	2,764,663
Pandora A/S	4,935	725,672
Shenzhou International Group Holdings Ltd.	117,500	1,048,402

		16,443,155

Tobacco - 1.7%
Imperial Brands plc	181,655	4,391,773
Japan Tobacco, Inc.	174,900	4,660,410

		9,052,183

Trading Companies & Distributors - 2.5%
Howden Joinery Group plc	355,320	3,632,527
ITOCHU Corp.(b)	117,500	5,427,467
Marubeni Corp.	70,500	1,225,762
Mitsubishi Corp.	130,500	2,289,944
Mitsui & Co. Ltd.	29,900	1,233,637

		13,809,337

Wireless Telecommunication Services - 1.0%
Intouch Holdings PCL, NVDR	235,000	488,514
KDDI Corp.	20,500	686,769
Tele2 AB, Class B	497,965	4,282,585

		5,457,868

TOTAL COMMON STOCKS (COST $487,796,881)		541,235,131

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 2.8%(d)

REPURCHASE AGREEMENTS - 2.8%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $5,241,446, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $41,542,869	5,240,673	5,240,673
Citigroup Global Markets, Inc., 5.28%, dated 1/31/2024, due 2/1/2024, repurchase price $10,001,467, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 4.00%, maturing 7/15/2024 - 1/31/2029; total market value $10,210,206	10,000,000	10,000,000

		15,240,673

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $15,240,673)		15,240,673

Total Investments - 101.6% (Cost $503,037,554)		556,475,804

Liabilities in excess of other assets - (1.6%)		(8,973,345)

Net Assets - 100.0%		547,502,459

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $34,416,873, collateralized in the form of cash with a value of $15,240,673 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $17,982,245 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.51%, and maturity dates ranging from February 6, 2024 – November 15, 2052 and $5,026,640 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from July 17, 2024 – October 22, 2073; a total value of $38,249,559.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $15,240,673.

Percentages	shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	46	03/15/2024	USD	$5,135,900	$149,608
MSCI Emerging Markets E-Mini Index	48	03/15/2024	USD	2,353,920	(13,057)

					$136,551

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	434,313	Citibank NA	USD		323,941	03/20/2024	$1,323
USD	467,118	JPMorgan Chase Bank NA	DKK		3,174,000	03/20/2024	3,415
USD	2,026,190	Citibank NA	EUR		1,845,812	03/20/2024	17,148
USD	244,847	Bank of New York Mellon (The)	HKD		1,908,608	03/20/2024	377
USD	361,853	Citibank NA	KRW	*	474,657,039	03/20/2024	5,277
USD	147,806	Morgan Stanley	ZAR		2,739,232	03/20/2024	1,112
USD	626,407	Toronto-Dominion Bank (The)	JPY		87,491,715	03/21/2024	23,307

Total unrealized appreciation							$51,959

AUD	114,004	Citibank NA	USD		76,735	03/20/2024	$(1,258)
DKK	633,221	Citibank NA	USD		93,607	03/20/2024	(1,097)
EUR	538,000	Toronto-Dominion Bank (The)	USD		589,579	03/20/2024	(4,002)
SEK	2,423,745	Citibank NA	USD		238,184	03/20/2024	(3,159)
USD	529,563	Toronto-Dominion Bank (The)	BRL	*	2,653,155	03/20/2024	(4,987)
USD	526,550	Citibank NA	CHF		453,364	03/20/2024	(4,631)
USD	701,658	Citibank NA	GBP		550,955	03/20/2024	(201)
USD	136,538	Goldman Sachs & Co.	MXN		2,396,034	03/20/2024	(1,870)

Total unrealized depreciation							$(21,205)

Net unrealized appreciation							$30,754

*	Non-deliverable forward.

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
SEK	—	Swedish Krona
USD	—	US Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	5.4%
Belgium	0.7
Brazil	2.2
Canada	5.3
Chile	0.2
China	8.6
Denmark	3.7
Finland	1.5
France	4.9
Germany	2.4
Greece	0.8
Hong Kong	1.3
India	4.1
Indonesia	1.0
Israel	0.2
Italy	1.6
Japan	13.1
Mexico	1.3
Netherlands	3.0
New Zealand	0.0 †
Norway	1.9
Qatar	0.2
Saudi Arabia	0.2
Singapore	0.6
South Africa	1.4
South Korea	1.9
Spain	1.6
Sweden	3.5
Switzerland	9.1
Taiwan	6.6
Thailand	0.5
Turkey	0.4
United Arab Emirates	1.0
United Kingdom	8.6
Other[1]	1.2

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.8%
Securities Lending Reinvestments	2.8
Others(1)	(1.6)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.5%

Aerospace & Defense - 0.8%
BAE Systems plc	649	9,728
Thales SA	1,177	173,047

		182,775

Air Freight & Logistics - 0.2%
Deutsche Post AG	957	46,280

Automobile Components - 0.3%
Bridgestone Corp.	1,700	74,943

Automobiles - 0.9%
Bayerische Motoren Werke AG	77	8,095
Bayerische Motoren Werke AG (Preference)	44	4,338
Subaru Corp.	9,200	188,248

		200,681

Banks - 10.2%
Arab National Bank	5,467	36,417
Banco de Chile	446,490	49,941
Bancolombia SA	6,171	51,689
Bank Leumi Le-Israel BM	12,804	98,059
Bank of China Ltd., Class H	187,000	70,329
Bank of Communications Co. Ltd., Class H	55,000	32,505
Bankinter SA	6,754	41,965
Barclays plc	86,988	164,412
BOC Hong Kong Holdings Ltd.(a)	16,500	39,513
Commonwealth Bank of Australia	3,861	299,974
Credicorp Ltd.	407	60,425
Credit Agricole SA	4,257	61,557
Hang Seng Bank Ltd.	1,100	11,433
HSBC Holdings plc	3,102	24,420
Indian Bank	1,760	10,573
KBC Group NV	1,639	107,676
Nordea Bank Abp	7,337	91,063
Royal Bank of Canada(a)	4,081	400,784
Sberbank of Russia PJSC‡	79,800	—
Sumitomo Mitsui Financial Group, Inc.	5,334	280,977
Swedbank AB, Class A	8,899	183,279
Toronto-Dominion Bank (The)	308	18,827
Union Bank of India Ltd.	120,109	202,270

		2,338,088

Broadline Retail - 0.7%
B&M European Value Retail SA	7,084	46,783
Dollarama, Inc.	880	64,990
Woolworths Holdings Ltd.	12,166	45,377

		157,150

Capital Markets - 2.4%
Deutsche Boerse AG	638	128,037

Investments	Shares	Value ($)
Macquarie Korea Infrastructure Fund	16,773	156,589
Moscow Exchange MICEX-RTS PJSC‡	227,100	—
NH Investment & Securities Co. Ltd.*	5,401	42,815
Samsung Securities Co. Ltd.	4,147	116,985
Singapore Exchange Ltd.	15,400	108,440

		552,866

Chemicals - 2.1%
Croda International plc	572	35,000
Evonik Industries AG	1,298	24,174
Fertiglobe plc	150,876	114,606
Nissan Chemical Corp.	3,524	142,768
Nutrien Ltd.	341	17,111
Sasol Ltd.	4,422	39,042
Yara International ASA	3,333	111,370

		484,071

Commercial Services & Supplies - 0.9%
Brambles Ltd.(a)	2,420	23,420
RB Global, Inc.	649	41,805
Secom Co. Ltd.	2,000	146,673

		211,898

Communications Equipment - 0.7%
Accton Technology Corp.	9,963	168,387

Construction & Engineering - 0.3%
WSP Global, Inc.	396	58,541

Consumer Staples Distribution & Retail - 0.9%
Bid Corp. Ltd.	1,045	25,516
Loblaw Cos. Ltd.	605	60,838
Metro, Inc., Class A	198	10,461
Sun Art Retail Group Ltd.(a)	836,000	102,665

		199,480

Containers & Packaging - 0.5%
DS Smith plc	13,563	48,810
Smurfit Kappa Group plc	1,529	57,401

		106,211

Diversified Telecommunication Services - 2.1%
Elisa OYJ	2,629	120,655
Hellenic Telecommunications Organization SA	3,982	55,582
Koninklijke KPN NV	46,475	158,922
Nippon Telegraph & Telephone Corp.	63,100	80,421
Spark New Zealand Ltd.	2,970	9,717
Telenor ASA	4,312	48,124

		473,421

Electric Utilities - 2.3%
EDP - Energias de Portugal SA	9,801	44,097
Enel SpA	18,612	128,198
Fortum OYJ	3,619	49,886
Hydro One Ltd.(b)	1,705	50,918

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Iberdrola SA	2,758	33,479
Iberdrola SA*	45	546
Power Grid Corp. of India Ltd.	57,055	178,152
Redeia Corp. SA	2,541	42,589

		527,865

Electrical Equipment - 0.7%
Mitsubishi Electric Corp.	1,600	24,114
Sociedad Quimica y Minera de Chile SA (Preference), Class B	3,366	145,543

		169,657

Electronic Equipment, Instruments & Components - 0.8%
Largan Precision Co. Ltd.	2,389	190,055

Entertainment - 0.7%
Capcom Co. Ltd.	600	23,171
Nexon Co. Ltd.(a)	8,600	139,141

		162,312

Financial Services - 2.3%
M&G plc	16,863	48,124
Power Finance Corp. Ltd.	43,867	234,142
REC Ltd.	40,821	245,313

		527,579

Food Products - 3.8%
Nestle SA (Registered)	6,270	720,372
Yakult Honsha Co. Ltd.	7,100	156,887

		877,259

Gas Utilities - 0.4%
Naturgy Energy Group SA(a)	1,705	46,302
Snam SpA	10,835	53,304

		99,606

Ground Transportation - 0.5%
Canadian National Railway Co.	825	102,985

Health Care Equipment & Supplies - 0.8%
Cochlear Ltd.	968	194,836

Hotels, Restaurants & Leisure - 1.1%
Jiumaojiu International Holdings Ltd.(a)(b)	33,000	19,419
OPAP SA	10,274	178,785
Sodexo SA	495	56,243

		254,447

Household Durables - 0.5%
Sekisui Chemical Co. Ltd.	3,300	47,793
Sekisui House Ltd.(a)	2,600	59,533

		107,326

Industrial Conglomerates - 0.4%
Alfa SAB de CV, Class A	34,100	26,882
Jardine Matheson Holdings Ltd.	1,100	44,330
Siemens AG (Registered)	55	9,958

		81,170

Industrial REITs - 0.3%
Goodman Group, REIT(a)	4,653	78,742

Investments	Shares	Value ($)
Insurance - 5.0%
Admiral Group plc	5,148	164,876
Allianz SE (Registered)	715	192,458
BB Seguridade Participacoes SA	25,300	175,371
Caixa Seguridade Participacoes SA	69,300	198,176
Medibank Pvt Ltd.	19,668	49,926
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	308	131,886
Sampo OYJ, Class A	1,529	64,417
Zurich Insurance Group AG	341	174,545

		1,151,655

Interactive Media & Services - 0.5%
Autohome, Inc., ADR	462	11,642
Tencent Holdings Ltd.	3,300	114,232

		125,874

IT Services - 1.4%
Arabian Internet & Communications Services Co.	396	34,636
Capgemini SE	33	7,428
Elm Co.	253	60,853
HCL Technologies Ltd.	11,022	209,175
SCSK Corp.	700	13,916

		326,008

Leisure Products - 0.7%
Shimano, Inc.	1,100	160,701

Machinery - 0.5%
Kone OYJ, Class B	2,508	125,155

Marine Transportation - 3.5%
Cia Sud Americana de Vapores SA	2,445,049	175,766
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	137,500	144,408
Evergreen Marine Corp. Taiwan Ltd.	44,620	214,550
HMM Co. Ltd.*	7,623	110,177
Yang Ming Marine Transport Corp.	110,098	168,316

		813,217

Media - 0.5%
Dentsu Group, Inc.	1,544	41,532
Grupo Televisa SAB, Series CPO(a)	101,798	61,522

		103,054

Metals & Mining - 5.9%
BHP Group Ltd.	22,539	704,295
China Hongqiao Group Ltd.(a)	44,000	32,196
Kumba Iron Ore Ltd.	3,234	96,159
Magnitogorsk Iron & Steel Works PJSC*‡	172,884	—
Novolipetsk Steel PJSC*‡	47,108	—
Rio Tinto plc	5,060	354,594
Severstal PAO*‡	6,900	—
Vedanta Ltd.	55,275	182,278

		1,369,522

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Multi-Utilities - 0.2%
Canadian Utilities Ltd., Class A(a)	385	8,829
Engie SA	1,650	26,544

		35,373

Oil, Gas & Consumable Fuels - 7.0%
Adaro Energy Indonesia Tbk. PT	581,900	88,502
ARC Resources Ltd.	1,969	30,772
BP plc	25,300	148,993
Cenovus Energy, Inc.(a)	2,959	48,237
Equinor ASA	5,764	166,830
Exxaro Resources Ltd.	1,573	15,839
LUKOIL PJSC‡	240	—
OMV AG(a)	1,100	49,360
Pembina Pipeline Corp.	1,727	59,861
Petroleo Brasileiro SA (Preference)	18,700	153,086
Shell plc	2,981	92,892
Suncor Energy, Inc.	5,203	173,375
Surgutneftegas PJSC (Preference)‡	276,000	—
TotalEnergies SE	2,970	193,892
United Tractors Tbk. PT	109,000	158,527
Var Energi ASA	29,293	85,807
Yankuang Energy Group Co. Ltd., Class H(a)	71,999	147,733

		1,613,706

Paper & Forest Products - 0.2%
Stora Enso OYJ, Class R	4,070	52,235

Personal Care Products - 1.9%
L’Oreal SA	847	409,148
Unilever plc	583	28,561

		437,709

Pharmaceuticals - 8.7%
Astellas Pharma, Inc.	11,800	139,251
AstraZeneca plc	638	85,308
China Medical System Holdings Ltd.	96,565	138,352
GSK plc	18,348	366,367
Novartis AG (Registered)	2,849	296,906
Novo Nordisk A/S, Class B	1,892	213,635
Orion OYJ, Class B	143	6,636
Roche Holding AG	22	6,714
Roche Holding AG - BR	2,453	706,576
Sanofi SA	418	42,390

		2,002,135

Professional Services - 2.3%
Bureau Veritas SA	6,512	174,720
Computershare Ltd.	10,956	183,886
Randstad NV	451	25,847
RELX plc	297	12,337
SGS SA (Registered)	1,001	93,396
Teleperformance SE	187	29,586

		519,772

Real Estate Management & Development - 1.5%
CK Asset Holdings Ltd.	29,500	133,023
Daito Trust Construction Co. Ltd.	1,500	172,653

Investments	Shares	Value ($)
Land & Houses PCL, NVDR	207,900	44,829

		350,505

Semiconductors & Semiconductor Equipment - 3.6%
ASML Holding NV	462	400,575
Novatek Microelectronics Corp.	6,194	101,124
Taiwan Semiconductor Manufacturing Co. Ltd.	16,585	332,765

		834,464

Specialty Retail - 2.1%
Abu Dhabi National Oil Co. for Distribution PJSC	33,737	32,608
Industria de Diseno Textil SA	5,170	223,008
Jarir Marketing Co.	34,485	140,143
Topsports International Holdings Ltd.(b)	11,000	7,106
Zhongsheng Group Holdings Ltd.	16,500	27,735
ZOZO, Inc.	2,700	60,086

		490,686

Technology Hardware, Storage & Peripherals - 3.5%
Catcher Technology Co. Ltd.	23,000	142,926
Inventec Corp.	70,000	122,781
Lite-On Technology Corp.	48,810	169,200
Ricoh Co. Ltd.	5,400	43,148
Samsung Electronics Co. Ltd.	2,453	133,618
Wiwynn Corp.	2,867	201,518

		813,191

Textiles, Apparel & Luxury Goods - 3.1%
ANTA Sports Products Ltd.	16,447	138,123
Bosideng International Holdings Ltd.	396,000	178,820
Burberry Group plc	8,723	145,297
Kering SA	66	27,476
Li Ning Co. Ltd.	16,500	35,038
LVMH Moet Hennessy Louis Vuitton SE	132	110,923
Pandora A/S	253	37,203
Xtep International Holdings Ltd.	66,000	32,420

		705,300

Tobacco - 1.6%
Imperial Brands plc	7,315	176,851
Japan Tobacco, Inc.	7,200	191,852

		368,703

Trading Companies & Distributors - 2.7%
Ferguson plc	1,133	214,258
ITOCHU Corp.(a)	3,790	175,065
Mitsubishi Corp.	8,810	154,593
Sumitomo Corp.	3,300	77,096

		621,012

Wireless Telecommunication Services - 2.5%
Intouch Holdings PCL, NVDR	74,800	155,493
KDDI Corp.	4,400	147,404
SoftBank Corp.	5,600	75,222
Tele2 AB, Class B	15,895	136,700

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Vodafone Group plc	60,049	51,479

		566,298

TOTAL COMMON STOCKS (COST $21,183,561)		22,214,906

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 2.3%(c)

REPURCHASE AGREEMENTS - 2.3%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $529,791, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $4,199,042 (Cost $529,713)	529,713	529,713

Total Investments - 98.8% (Cost $21,713,274)		22,744,619
Other assets less liabilities - 1.2%		286,423

Net Assets - 100.0%		23,031,042

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $1,334,134, collateralized in the form of cash with a value of $529,713 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $446,565 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.51%, and maturity dates ranging from February 6, 2024 – November 15, 2052 and $478,825 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from February 21, 2024 – September 20, 2117; a total value of $1,455,103.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $529,713.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	5	03/15/2024	USD	$558,250	$14,475
MSCI Emerging Markets E-Mini Index	7	03/15/2024	USD	343,280	(3,414)

					$11,061

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	17,739	Citibank NA	DKK	120,000	03/20/2024	$208
USD	175,636	Citibank NA	EUR	160,000	03/20/2024	1,487
USD	62,575	Toronto-Dominion Bank (The)	JPY	8,740,000	03/21/2024	2,328

Total unrealized appreciation						$4,023

USD	58,071	Citibank NA	CHF	50,000	03/20/2024	$(511)
USD	12,735	Citibank NA	GBP	10,000	03/20/2024	(4)

Total unrealized depreciation						$(515)

Net unrealized appreciation						$3,508

Abbreviations:

CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	6.7%
Austria	0.2
Belgium	0.5
Brazil	2.3
Canada	5.0
Chile	1.6
China	5.3
Colombia	0.2
Denmark	1.1
Finland	1.8
France	5.7
Germany	2.4
Greece	1.0
Hong Kong	0.8
India	5.5
Indonesia	1.1
Israel	0.4
Italy	0.8
Japan	12.2
Mexico	0.4
Netherlands	2.5
New Zealand	0.0 †
Norway	1.8
Peru	0.2
Portugal	0.2
Saudi Arabia	1.2
Singapore	0.7
South Africa	1.0
South Korea	2.4
Spain	1.7
Sweden	1.8
Switzerland	8.7
Taiwan	7.9
Thailand	0.9
United Arab Emirates	0.6
United Kingdom	9.9
Other[1]	3.5

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	96.5%
Securities Lending Reinvestments	2.3
Others(1)	1.2

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Air Freight & Logistics - 1.2%
Deutsche Post AG	7,155	346,015
DSV A/S	3,132	564,844

		910,859

Automobiles - 2.6%
Dr Ing hc F Porsche AG (Preference)(a)	4,968	426,970
Isuzu Motors Ltd.	27,000	375,423
Mercedes-Benz Group AG	11,259	768,661
Yadea Group Holdings Ltd.(a)	256,000	349,750

		1,920,804

Banks - 12.0%
ANZ Group Holdings Ltd.	40,473	727,727
Banco del Bajio SA(a)	16,200	61,761
Bank Leumi Le-Israel BM	15,714	120,345
Bank Polska Kasa Opieki SA	11,637	451,375
Barclays plc	338,283	639,373
Canara Bank	108,864	631,865
China Construction Bank Corp., Class H	1,404,000	833,357
China Merchants Bank Co. Ltd., Class H	102,500	374,349
FinecoBank Banca Fineco SpA	37,638	549,076
Grupo Financiero Banorte SAB de CV, Class O	18,900	192,637
KBC Group NV	7,938	521,498
Mitsubishi UFJ Financial Group, Inc.	5,400	51,534
Nordea Bank Abp	54,756	679,604
Royal Bank of Canada(b)	11,313	1,111,020
Santander Bank Polska SA	4,320	528,179
Sberbank of Russia PJSC (Preference)‡	31,920	—
Skandinaviska Enskilda Banken AB, Class A	46,440	665,878
Toronto-Dominion Bank (The)	13,365	816,975

		8,956,553

Broadline Retail - 0.4%
B&M European Value Retail SA	23,436	154,774
momo.com, Inc.	8,200	114,225

		268,999

Building Products - 0.8%
Geberit AG (Registered)	1,053	613,989

Capital Markets - 4.8%
3i Group plc	22,167	699,786
Brookfield Asset Management Ltd., Class A	15,795	639,106
Hong Kong Exchanges & Clearing Ltd.	6,500	196,732
Julius Baer Group Ltd.	8,019	442,150
Partners Group Holding AG	486	664,543

Investments	Shares	Value ($)
Samsung Securities Co. Ltd.	8,505	239,923
UBS Group AG (Registered)	23,814	721,485

		3,603,725

Chemicals - 2.9%
Fertiglobe plc	582,255	442,285
Nissan Chemical Corp.	3,500	141,796
Shin-Etsu Chemical Co. Ltd.	24,300	976,655
Sika AG (Registered)	405	113,354
Yara International ASA	15,471	516,952

		2,191,042

Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard, Inc.	5,022	296,122
Jeronimo Martins SGPS SA	3,807	87,173
Kesko OYJ, Class B	459	9,014

		392,309

Diversified REITs - 0.8%
Stockland, REIT	195,372	588,927

Electric Utilities - 1.1%
Fortum OYJ	38,556	531,476
Redeia Corp. SA	17,442	292,342

		823,818

Electrical Equipment - 0.9%
Sociedad Quimica y Minera de Chile SA (Preference), Class B	7,803	337,395
Voltronic Power Technology Corp.	8,000	342,498

		679,893

Electronic Equipment, Instruments & Components - 0.9%
Nan Ya Printed Circuit Board Corp.	69,000	500,424
Unimicron Technology Corp.	34,000	191,185

		691,609

Entertainment - 0.6%
Universal Music Group NV	15,633	464,779

Financial Services - 4.1%
Banca Mediolanum SpA	56,538	583,068
FirstRand Ltd.	85,779	313,253
GMO Payment Gateway, Inc.	8,100	499,105
Piramal Enterprises Ltd.	16,470	181,689
Power Finance Corp. Ltd.	140,103	747,807
REC Ltd.	130,653	785,157

		3,110,079

Food Products - 1.0%
Nestle SA (Registered)	4,212	483,924
Uni-President China Holdings Ltd.	540,000	302,562

		786,486

Gas Utilities - 0.2%
Kunlun Energy Co. Ltd.	162,000	144,857

Ground Transportation - 0.1%
TFI International, Inc.	459	60,702

Health Care Equipment & Supplies - 2.8%
Hoya Corp.	5,600	725,788

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Sonova Holding AG (Registered)	1,998	646,785
Straumann Holding AG (Registered)	3,564	550,065
Sysmex Corp.(b)	2,700	147,916

		2,070,554

Health Care Providers & Services - 0.2%
Amplifon SpA	4,374	144,296

Hotels, Restaurants & Leisure - 1.0%
Evolution AB(a)	783	92,681
Haidilao International Holding Ltd.(a)	54,000	84,690
OPAP SA	32,454	564,755

		742,126

Household Durables - 0.7%
Nien Made Enterprise Co. Ltd.	49,000	525,232

Household Products - 0.2%
Reckitt Benckiser Group plc	1,701	123,643

Industrial Conglomerates - 2.0%
Hitachi Ltd.	13,500	1,078,245
Industries Qatar QSC	137,781	454,099

		1,532,344

Insurance - 2.9%
AXA SA	13,203	446,889
BB Seguridade Participacoes SA	29,700	205,870
Caixa Seguridade Participacoes SA	226,800	648,577
Legal & General Group plc	57,105	185,437
Manulife Financial Corp.	30,996	689,496

		2,176,269

Interactive Media & Services - 2.1%
REA Group Ltd.(b)	4,968	604,077
Rightmove plc	73,602	525,067
Tencent Holdings Ltd.	12,800	443,081

		1,572,225

IT Services - 0.2%
Infosys Ltd.	7,668	153,362

Leisure Products - 0.6%
Shimano, Inc.	3,000	438,276

Machinery - 1.3%
MISUMI Group, Inc.	20,300	356,908
VAT Group AG(a)	1,296	614,423

		971,331

Marine Transportation - 3.6%
Cia Sud Americana de Vapores SA	6,348,402	456,365
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	526,500	552,952
Evergreen Marine Corp. Taiwan Ltd.	144,000	692,407
Orient Overseas International Ltd.(b)	27,000	402,034
Yang Ming Marine Transport Corp.	405,000	619,155

		2,722,913

Investments	Shares	Value ($)
Media - 0.3%
Publicis Groupe SA	2,484	251,207

Metals & Mining - 6.2%
BHP Group Ltd.	67,230	2,100,792
Fortescue Ltd.	14,364	283,720
Glencore plc	7,020	37,586
Kumba Iron Ore Ltd.	17,064	507,376
MMC Norilsk Nickel PJSC‡	2,128	—
Norsk Hydro ASA	82,836	490,682
Rio Tinto plc	8,991	630,071
Severstal PAO*‡	7,952	—
Vedanta Ltd.	179,685	592,540

		4,642,767

Oil, Gas & Consumable Fuels - 7.2%
Adaro Energy Indonesia Tbk. PT	3,156,300	480,046
Canadian Natural Resources Ltd.	14,553	937,195
China Shenhua Energy Co. Ltd., Class H	35,000	132,304
Coal India Ltd.	124,821	610,474
Equinor ASA	13,500	390,736
Exxaro Resources Ltd.	51,543	518,984
Petroleo Brasileiro SA (Preference)	83,700	685,205
Shell plc	4,023	125,362
United Tractors Tbk. PT	321,300	467,290
Var Energi ASA	160,596	470,426
Woodside Energy Group Ltd.	1	20
Yankuang Energy Group Co. Ltd., Class H(b)	300,000	615,562

		5,433,604

Personal Care Products - 2.3%
L’Oreal SA	3,564	1,721,609

Pharmaceuticals - 4.1%
Astellas Pharma, Inc.	14,700	173,474
AstraZeneca plc	1,053	140,799
China Medical System Holdings Ltd.	297,000	425,521
CSPC Pharmaceutical Group Ltd.	378,000	277,555
GSK plc	27,756	554,223
Hansoh Pharmaceutical Group Co. Ltd.(a)	278,000	416,791
Novartis AG (Registered)	1,269	132,248
Novo Nordisk A/S, Class B	6,912	780,468
Orion OYJ, Class B	432	20,047
Roche Holding AG	594	171,099

		3,092,225

Professional Services - 2.3%
Bureau Veritas SA	14,364	385,392
Randstad NV	8,910	510,637
Recruit Holdings Co. Ltd.	20,900	847,438

		1,743,467

Real Estate Management & Development - 0.9%
China Vanke Co. Ltd., Class H(b)	410,400	321,821
Daiwa House Industry Co. Ltd.	2,700	84,671
Land & Houses PCL, NVDR	772,200	166,509
Longfor Group Holdings Ltd.(a)(b)	67,500	74,345

		647,346

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 8.8%
ASML Holding NV	4,374	3,792,454
Globalwafers Co. Ltd.	8,000	147,990
MediaTek, Inc.	12,000	370,357
Novatek Microelectronics Corp.	36,000	587,741
Taiwan Semiconductor Manufacturing Co. Ltd.	44,000	882,826
Tokyo Electron Ltd.	4,200	800,636

		6,582,004

Software - 1.3%
Nemetschek SE	2,916	272,469
Temenos AG (Registered)	6,507	670,384

		942,853

Specialty Retail - 2.2%
Fast Retailing Co. Ltd.	2,700	734,038
Industria de Diseno Textil SA	16,497	711,598
ZOZO, Inc.	8,100	180,259

		1,625,895

Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	4,833	263,259

Textiles, Apparel & Luxury Goods - 4.7%
Burberry Group plc	27,270	454,229
Cie Financiere Richemont SA (Registered)	7,479	1,124,662
Hermes International SCA	297	631,618
LVMH Moet Hennessy Louis Vuitton SE	270	226,887
Pandora A/S	4,104	603,477
Shenzhou International Group Holdings Ltd.	51,300	457,728

		3,498,601

Tobacco - 1.7%
Imperial Brands plc	24,759	598,585
Japan Tobacco, Inc.	24,300	647,501

		1,246,086

Trading Companies & Distributors - 3.1%
Ferguson plc	2,187	413,578
Howden Joinery Group plc	55,566	568,065
ITOCHU Corp.(b)	13,100	605,105
Marubeni Corp.	35,100	610,273
Mitsui & Co. Ltd.	2,700	111,399

		2,308,420

Wireless Telecommunication Services - 0.8%
Tele2 AB, Class B	68,256	587,013

TOTAL COMMON STOCKS (COST $68,266,282)		73,968,357

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 1.6%(c)

REPURCHASE AGREEMENTS - 1.6%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $1,177,753, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $9,334,682 (Cost $1,177,579)	1,177,579	1,177,579

Total Investments - 100.3% (Cost $69,443,861)		75,145,936
Liabilities in excess of other assets - (0.3%)		(220,374)

Net Assets - 100.0%		74,925,562

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $3,772,988, collateralized in the form of cash with a value of $1,177,579 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,572,228 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.38% – 5.51%, and maturity dates ranging from July 31, 2024 – November 15, 2052 and $448,002 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from March 22, 2024 – October 22, 2073; a total value of $4,197,809.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $1,177,579.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE E-Mini Index	7	03/15/2024	USD	$781,550	$20,604
MSCI Emerging Markets E-Mini Index	8	03/15/2024	USD	392,320	(4,951)

					$15,653

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of January 31, 2024:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	85,542	Citibank NA	USD	63,803	03/20/2024	$261
USD	31,917	Morgan Stanley	CHF	27,000	03/20/2024	282
USD	54,312	JPMorgan Chase Bank NA	DKK	370,000	03/20/2024	257
USD	227,541	Citibank NA	EUR	207,284	03/20/2024	1,926
USD	21,139	Morgan Stanley	JPY	3,000,000	03/21/2024	459
USD	60,313	Toronto-Dominion Bank (The)	JPY	8,424,060	03/21/2024	2,244

Total unrealized appreciation						$5,429

USD	45,743	Citibank NA	GBP	35,918	03/20/2024	$(13)

Total unrealized depreciation						$(13)

Net unrealized appreciation						$5,416

Abbreviations:

CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK		Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	5.7%
Belgium	0.7
Brazil	2.1
Canada	6.1
Chile	1.1
China	8.3
Denmark	2.6
Finland	0.7
France	4.9
Germany	2.4
Greece	0.7
Hong Kong	0.3
India	4.9
Indonesia	1.3
Israel	0.2
Italy	1.7
Japan	12.8
Mexico	0.3
Netherlands	6.4
Norway	2.5
Poland	1.3
Portugal	0.1
Qatar	0.6
South Africa	1.8
South Korea	0.7
Spain	1.3
Sweden	2.7
Switzerland	9.3
Taiwan	6.6
Thailand	0.2
United Arab Emirates	0.6
United Kingdom	7.8
Other[1]	1.3

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.7%
Securities Lending Reinvestments	1.6
Others(1)	(0.3)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2024 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Linked Bonds
2.00%, 1/15/2026	40,940,602	40,830,254
2.38%, 1/15/2027	98,223,158	99,553,264
1.75%, 1/15/2028	30,283,467	30,255,471
3.63%, 4/15/2028	41,791,818	44,891,922
2.50%, 1/15/2029	26,830,857	27,880,334
3.88%, 4/15/2029	48,244,757	53,387,096
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2025	55,372,232	53,700,250
0.38%, 7/15/2025	69,684,303	67,968,508
0.13%, 10/15/2025	53,151,513	51,467,689
0.63%, 1/15/2026	72,059,179	69,983,256
0.13%, 4/15/2026	61,157,134	58,546,808
0.13%, 7/15/2026	61,873,413	59,374,307
0.13%, 10/15/2026	56,401,492	53,906,387
0.38%, 1/15/2027	191,452,281	183,218,338
0.13%, 4/15/2027	167,595,713	158,478,331
0.38%, 7/15/2027	181,371,759	173,382,427
1.63%, 10/15/2027	162,276,027	161,887,241
0.50%, 1/15/2028	63,480,331	60,423,687
1.25%, 4/15/2028	53,642,879	52,518,335
0.75%, 7/15/2028	59,003,722	56,828,728
2.38%, 10/15/2028	58,699,631	60,684,565
0.88%, 1/15/2029	57,864,788	55,663,213
0.25%, 7/15/2029	62,680,765	58,342,897
0.13%, 1/15/2030	64,247,111	58,723,365
0.13%, 7/15/2030	67,358,450	61,378,633

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,878,577,383)		1,853,275,306

Total Investments - 99.9% (Cost $1,878,577,383)		1,853,275,306
Other assets less liabilities - 0.1%		2,756,262

Net Assets - 100.0%		1,856,031,568

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
U.S. Treasury Obligations	99.9%
Others(1)	0.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2024 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.8%

U.S. Treasury Inflation Linked Bonds
1.75%,1/15/2028	17,404,713	17,388,622
3.63%, 4/15/2028	24,018,810	25,800,518
2.50%, 1/15/2029	15,419,769	16,022,907
3.88%, 4/15/2029	45,129,300	49,939,567
3.38%, 4/15/2032	6,512,923	7,321,187
2.13%, 2/15/2040	16,229,049	16,679,468
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2027	32,245,463	30,491,276
0.38%, 7/15/2027	34,965,408	33,425,200
1.63%, 10/15/2027	31,220,284	31,145,485
0.50%, 1/15/2028	36,481,647	34,725,017
1.25%, 4/15/2028	30,833,242	30,186,868
0.75%, 7/15/2028	33,910,382	32,660,378
2.38%, 10/15/2028	33,516,582	34,649,949
0.88%, 1/15/2029	53,876,209	51,826,388
0.25%, 7/15/2029	58,549,022	54,497,094
0.13%, 1/15/2030	60,043,850	54,881,486
0.13%, 7/15/2030	62,952,516	57,363,841
0.13%, 1/15/2031	38,517,552	34,704,415
0.13%, 7/15/2031	40,436,949	36,243,722
0.13%, 1/15/2032	42,651,218	37,742,996
0.63%, 7/15/2032	38,832,116	35,693,692
1.13%, 1/15/2033(a)	38,895,176	37,002,835
1.38%, 7/15/2033	36,163,828	35,231,479
1.75%, 1/15/2034	14,274,138	14,325,250

TOTAL U.S. TREASURY OBLIGATIONS (Cost $828,265,454)		809,949,640

Total Investments - 99.8% (Cost $828,265,454)		809,949,640
Other assets less liabilities - 0.2%		1,590,848

Net Assets - 100.0%		811,540,488

(a)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $505,215, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from July 31, 2024 – August 15, 2053; a total value of $496,822.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (cont.)

Security Type	% of Net Assets
U.S. Treasury Obligations	99.8%
Others(1)	0.2

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2024 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.4%

FHLMC
2.50%, 1/1/2028	106,909	103,118
2.50%, 4/1/2028	319,978	308,320
2.50%, 7/1/2028	171,448	164,872
2.50%, 1/1/2029	23,636	22,748
2.50%, 1/1/2030	269,772	260,054
3.00%, 1/1/2032	1,008,559	966,703
2.50%, 2/1/2032	1,243,088	1,173,363
5.00%, 5/1/2034	40,553	40,975
5.00%, 7/1/2035	91,418	92,367
5.00%, 8/1/2035	75,451	76,235
5.00%, 10/1/2035	13,625	13,767
5.00%, 12/1/2035	77,543	78,446
6.00%, 1/1/2037	50,537	52,658
6.00%, 4/1/2037	26,761	27,881
6.00%, 5/1/2037	45,637	47,544
5.00%, 2/1/2038	39,186	39,593
5.00%, 7/1/2038	39,644	40,057
5.00%, 10/1/2038	36,255	36,632
5.00%, 2/1/2039	91,336	92,286
5.00%, 5/1/2039	51,378	51,914
5.00%, 6/1/2039	18,169	18,358
5.00%, 7/1/2039	40,242	40,662
5.00%, 9/1/2039	4,213	4,257
6.00%, 11/1/2039	28,593	29,787
5.00%, 1/1/2040	12,443	12,573
5.00%, 3/1/2040	34,261	34,619
5.00%, 4/1/2040	15,263	15,423
6.00%, 4/1/2040	32,618	33,981
5.00%, 5/1/2040	13,316	13,455
6.00%, 5/1/2040	77,755	81,005
5.00%, 7/1/2040	75,794	76,570
6.00%, 7/1/2040	121,852	126,948
4.00%, 1/1/2041	10,439	10,067
5.00%, 5/1/2041	105,760	106,834
3.50%, 11/1/2041	54,269	50,896
3.00%, 3/1/2042	9,170	8,386
3.00%, 4/1/2042	69,305	63,295
3.00%, 6/1/2042	57,559	52,460
3.50%, 7/1/2042	558,274	522,878
3.00%, 8/1/2042	32,781	29,897
3.00%, 12/1/2042	70,546	64,293
3.00%, 1/1/2043	36,734	33,389
3.00%, 2/1/2043	19,361	17,762
3.00%, 4/1/2043	23,972	21,789
3.00%, 6/1/2043	14,783	13,437
3.50%, 8/1/2043	625,284	584,526
3.00%, 10/1/2043	46,994	42,714
4.00%, 8/1/2044	10,501	10,106
5.00%, 8/1/2044	29,490	29,797
4.00%, 1/1/2045	31,872	30,712

Investments	Principal Amount ($)	Value ($)
4.00%, 2/1/2045	70,429	67,917
4.50%, 2/1/2045	345,820	339,823
4.00%, 8/1/2045	79,514	76,619
4.00%, 9/1/2045	13,245	12,763
4.00%, 10/1/2045	132,800	127,853
4.00%, 11/1/2045	27,285	26,291
4.00%, 12/1/2045	11,241	10,831
4.00%, 1/1/2046	35,642	34,345
2.50%, 9/1/2046	21,146	18,218
3.00%, 11/1/2046	22,424	20,202
FHLMC UMBS
3.00%, 8/1/2026	33,898	33,115
3.00%, 1/1/2027	56,033	54,597
3.00%, 2/1/2027	32,695	31,826
3.00%, 4/1/2027	199,509	194,126
2.50%, 6/1/2027	19,684	19,009
2.50%, 3/1/2028	694,504	668,230
3.00%, 8/1/2029	98,447	95,067
2.50%, 8/1/2030	803,908	762,009
2.50%, 11/1/2030	31,770	30,494
3.00%, 5/1/2031	56,015	54,390
2.00%, 8/1/2031	25,873	24,107
4.00%, 8/1/2031	63,554	62,389
4.00%, 9/1/2031	58,046	56,846
2.00%, 11/1/2031	41,845	38,945
2.50%, 12/1/2031	559,543	528,326
2.00%, 1/1/2032	83,688	77,713
4.00%, 1/1/2032	77,204	75,572
2.00%, 2/1/2032	89,450	82,675
3.50%, 2/1/2032	144,836	139,930
4.00%, 2/1/2032	120,641	118,093
3.50%, 3/1/2032	118,693	114,438
3.50%, 7/1/2032	92,272	88,837
2.00%, 12/1/2032	688,271	639,112
3.00%, 4/1/2033	1,224,851	1,182,532
3.50%, 5/1/2033	28,742	27,637
3.00%, 10/1/2033	1,308,671	1,258,921
2.00%, 10/1/2035	1,045,697	945,440
1.50%, 2/1/2036	1,118,579	983,536
2.00%, 3/1/2036	389,820	353,219
1.50%, 4/1/2036	293,975	258,334
4.00%, 5/1/2036	21,687	21,281
5.00%, 3/1/2038	45,506	45,913
5.00%, 7/1/2039	63,237	63,805
3.00%, 9/1/2039	98,453	90,928
3.00%, 10/1/2039	27,859	25,681
5.00%, 10/1/2039	22,692	22,895
3.00%, 11/1/2039	110,006	101,324
5.00%, 1/1/2040	23,139	23,429
5.00%, 3/1/2040	35,449	35,882
5.00%, 5/1/2040	49,905	50,353
2.00%, 7/1/2040	101,573	87,491
1.50%, 10/1/2040	525,747	433,713
3.50%, 12/1/2040	39,019	36,555
2.00%, 1/1/2041	161,356	138,269

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.00%, 2/1/2041	940,950	805,759
1.50%, 3/1/2041	684,100	563,765
2.00%, 3/1/2041	584,810	500,822
4.50%, 3/1/2041	68,030	67,700
4.50%, 4/1/2041	15,107	15,033
1.50%, 5/1/2041	563,658	462,763
2.50%, 6/1/2041	452,312	398,466
2.00%, 10/1/2041	496,938	423,097
4.00%, 1/1/2042	51,390	49,460
5.00%, 2/1/2042	40,935	41,281
3.50%, 11/1/2042	69,266	64,689
3.50%, 1/1/2043	34,619	32,458
3.50%, 2/1/2043	24,037	22,478
2.50%, 6/1/2043	365,404	318,262
4.00%, 12/1/2043	10,488	10,092
4.50%, 3/1/2044	48,760	48,445
4.00%, 6/1/2044	3,795	3,640
4.50%, 7/1/2044	17,993	17,824
4.00%, 8/1/2044	11,348	10,904
4.50%, 12/1/2044	12,246	12,126
4.00%, 2/1/2045	14,086	13,564
4.50%, 9/1/2045	14,434	14,293
4.00%, 10/1/2045	36,331	34,959
4.00%, 12/1/2045	18,480	17,782
4.50%, 12/1/2045	568,380	562,804
3.00%, 1/1/2046	38,348	34,583
4.00%, 1/1/2046	32,115	30,902
4.00%, 2/1/2046	221,555	213,193
4.50%, 4/1/2046	29,120	28,906
4.00%, 11/1/2046	166,784	158,449
4.50%, 3/1/2047	412,060	407,590
4.50%, 8/1/2048	397,409	390,967
2.00%, 5/1/2052	1,391,295	1,121,387
6.00%, 6/1/2053	827,420	838,778
7.00%, 12/1/2053	684,125	705,394
FNMA UMBS
3.50%, 12/1/2025	338,102	332,497
4.00%, 5/1/2026	200,534	197,985
3.00%, 11/1/2026	503,897	491,119
3.00%, 12/1/2026	146,957	143,171
3.50%, 12/1/2026	198,210	194,731
3.00%, 1/1/2027	48,036	46,805
3.00%, 2/1/2027	57,242	55,723
3.00%, 6/1/2027	198,463	192,947
3.00%, 8/1/2027	218,067	211,855
3.00%, 10/1/2027	62,618	60,770
3.00%, 11/1/2027	75,137	72,941
2.50%, 12/1/2027	151,522	145,959
2.50%, 1/1/2028	838,129	802,901
2.50%, 4/1/2028	49,062	47,214
2.50%, 9/1/2028	39,298	37,867
3.50%, 12/1/2028	75,465	73,771
3.00%, 2/1/2029	99,317	96,088
2.50%, 3/1/2029	187,832	180,658
2.50%, 6/1/2029	68,668	66,138
3.50%, 12/1/2029	612,986	597,223
2.50%, 7/1/2030	173,844	167,200
3.00%, 7/1/2030	674,882	653,249

Investments	Principal Amount ($)	Value ($)
2.50%, 8/1/2030	802,359	760,870
3.00%, 9/1/2030	969,705	938,904
3.50%, 10/1/2030	45,415	44,006
3.50%, 11/1/2030	7,695	7,456
3.00%, 12/1/2030	1,255,734	1,208,190
3.50%, 2/1/2031	664,517	649,378
2.50%, 3/1/2031	366,409	351,523
4.00%, 8/1/2031	153,713	150,566
2.00%, 9/1/2031	21,509	20,030
2.00%, 11/1/2031	50,848	47,324
4.00%, 12/1/2031	53,904	52,758
4.00%, 3/1/2032	38,457	37,640
3.50%, 7/1/2032	206,613	199,159
3.50%, 10/1/2032	205,561	201,593
6.00%, 12/1/2032	8,810	9,078
6.00%, 4/1/2033	6,184	6,406
4.00%, 10/1/2033	31,107	30,554
4.00%, 3/1/2034	375,699	370,590
6.00%, 8/1/2034	30,811	32,057
6.50%, 9/1/2034	87,282	90,835
6.00%, 12/1/2034	135,906	141,176
3.00%, 2/1/2035	653,838	630,137
3.00%, 7/1/2035	929,807	892,148
5.00%, 8/1/2035	18,842	19,011
1.50%, 10/1/2035	149,170	131,355
6.00%, 11/1/2035	26,994	28,004
5.00%, 12/1/2035	41,699	42,072
6.00%, 6/1/2036	37,691	39,216
2.00%, 7/1/2036	881,995	797,419
2.50%, 7/1/2036	693,901	638,866
5.00%, 7/1/2036	18,175	18,337
6.50%, 8/1/2036	13,692	14,282
2.50%, 11/1/2036	325,380	295,537
6.00%, 11/1/2036	36,253	37,721
1.50%, 2/1/2037	833,784	728,987
2.50%, 4/1/2037	770,256	698,193
1.50%, 8/1/2037	286,856	250,955
6.00%, 8/1/2037	125,606	130,560
6.00%, 9/1/2037	18,328	19,070
6.50%, 10/1/2037	29,004	30,271
5.00%, 3/1/2038	46,113	46,526
5.00%, 5/1/2038	35,665	35,984
6.00%, 5/1/2038	12,617	13,128
6.00%, 9/1/2038	22,996	23,927
5.00%, 6/1/2039	41,594	41,967
3.50%, 8/1/2039	448,044	429,278
5.00%, 10/1/2039	38,679	39,026
3.00%, 1/1/2040	35,274	32,443
5.00%, 2/1/2040	35,419	36,177
5.00%, 6/1/2040	13,311	13,431
6.00%, 6/1/2040	97,070	101,004
3.50%, 1/1/2041	32,796	30,768
1.50%, 2/1/2041	757,790	624,680
3.50%, 2/1/2041	21,374	20,043
1.50%, 4/1/2041	409,997	337,280
2.00%, 5/1/2041	469,468	402,427
4.50%, 5/1/2041	36,034	35,858
5.00%, 5/1/2041	29,622	29,870

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
6.00%, 5/1/2041	21,768	22,650
4.50%, 6/1/2041	11,325	11,270
2.50%, 7/1/2041	568,307	496,927
5.00%, 7/1/2041	370,810	373,931
6.00%, 7/1/2041	24,560	25,554
4.50%, 8/1/2041	104,911	104,401
5.00%, 8/1/2041	56,177	56,755
4.00%, 9/1/2041	170,340	163,912
4.50%, 9/1/2041	66,732	66,407
3.50%, 10/1/2041	119,181	111,776
4.00%, 10/1/2041	44,932	43,266
5.00%, 10/1/2041	58,259	58,740
4.00%, 11/1/2041	65,412	62,944
4.00%, 12/1/2041	16,349	15,732
4.00%, 1/1/2042	146,811	139,675
4.50%, 1/1/2042	16,519	16,439
6.00%, 1/1/2042	61,152	63,631
3.00%, 3/1/2042	24,952	22,725
4.00%, 3/1/2042	75,074	72,618
3.00%, 4/1/2042	46,346	42,242
4.50%, 4/1/2042	81,415	81,019
3.50%, 5/1/2042	21,802	20,402
4.50%, 5/1/2042	60,673	60,378
3.50%, 6/1/2042	39,971	37,397
3.50%, 7/1/2042	124,358	116,322
4.00%, 7/1/2042	100,836	97,278
3.50%, 8/1/2042	37,907	35,453
3.00%, 9/1/2042	66,063	60,006
3.50%, 9/1/2042	12,060	11,287
4.00%, 9/1/2042	63,869	61,506
3.00%, 10/1/2042	132,790	120,938
3.50%, 10/1/2042	23,446	21,926
2.50%, 12/1/2042	217,707	189,622
3.00%, 12/1/2042	127,502	115,783
2.50%, 1/1/2043	7,558	6,583
3.00%, 1/1/2043	124,617	113,110
3.50%, 1/1/2043	34,985	32,688
4.00%, 1/1/2043	66,784	64,264
4.50%, 1/1/2043	165,488	164,683
2.50%, 2/1/2043	288,279	250,765
3.00%, 2/1/2043	169,712	154,054
3.50%, 2/1/2043	66,333	62,100
3.50%, 3/1/2043	78,133	73,278
2.50%, 5/1/2043	11,547	9,966
2.50%, 6/1/2043	6,210	5,399
4.00%, 8/1/2043	36,059	34,700
4.00%, 9/1/2043	85,190	81,963
4.50%, 9/1/2043	24,562	24,340
4.00%, 10/1/2043	105,672	101,682
4.00%, 11/1/2043	223,955	215,645
4.50%, 11/1/2043	81,760	80,957
4.50%, 12/1/2043	59,862	59,359
4.00%, 1/1/2044	85,609	82,377
4.50%, 2/1/2044	16,252	16,093
4.50%, 3/1/2044	99,402	100,034
5.00%, 3/1/2044	16,850	16,997
4.00%, 4/1/2044	821,306	787,853
4.50%, 4/1/2044	176,207	174,525

Investments	Principal Amount ($)	Value ($)
5.00%, 6/1/2044	28,782	28,994
4.00%, 10/1/2044	32,922	31,703
4.50%, 10/1/2044	7,504	7,431
4.50%, 12/1/2044	31,170	30,877
4.00%, 2/1/2045	24,714	23,781
4.50%, 2/1/2045	106,016	104,977
4.00%, 4/1/2045	22,108	21,273
4.00%, 8/1/2045	10,388	9,995
4.00%, 11/1/2045	61,665	59,355
4.50%, 11/1/2045	71,646	70,982
4.00%, 12/1/2045	140,778	135,569
4.00%, 2/1/2046	6,933	6,721
4.50%, 3/1/2046	114,634	113,587
4.00%, 4/1/2046	10,587	10,198
2.50%, 6/1/2046	69,467	60,514
4.50%, 6/1/2046	75,870	75,126
4.50%, 7/1/2046	15,622	15,455
4.50%, 8/1/2046	13,003	12,875
2.50%, 10/1/2046	56,596	48,736
4.50%, 10/1/2046	27,186	26,874
2.50%, 12/1/2046	19,158	16,445
4.50%, 1/1/2047	24,163	23,901
4.00%, 2/1/2047	27,262	26,242
4.50%, 2/1/2047	30,248	30,038
4.50%, 5/1/2047	473,521	464,707
4.50%, 7/1/2047	65,994	65,346
5.00%, 7/1/2047	26,698	26,937
5.50%, 2/1/2049	1,656,578	1,703,825
6.00%, 2/1/2049	75,648	79,777
4.50%, 7/1/2049	446,451	436,914
4.50%, 11/1/2049	448,811	444,225
4.50%, 5/1/2050	732,806	715,657
5.00%, 6/1/2050	1,039,062	1,040,738
3.50%, 7/1/2050	457,718	422,624
4.00%, 7/1/2050	1,255,917	1,190,210
4.50%, 10/1/2050	1,170,106	1,150,179
5.00%, 10/1/2050	950,380	951,878
1.50%, 2/1/2051	697,694	537,540
6.50%, 11/1/2053	970,528	993,436
GNMA
5.50%, 8/20/2033	24,051	24,962
5.50%, 11/20/2033	22,773	23,635
5.50%, 3/20/2034	27,840	28,895
5.50%, 7/20/2034	17,481	18,143
5.50%, 9/20/2034	7,764	7,848
5.50%, 3/20/2036	58,849	61,082
5.50%, 9/20/2038	35,400	36,745
5.50%, 2/20/2039	58,298	60,513
4.50%, 5/15/2039	1,469,700	1,465,385
5.00%, 11/15/2039	474,448	479,212
4.00%, 6/15/2040	285,010	276,434
4.00%, 8/15/2040	284,560	275,976
4.00%, 11/15/2040	215,533	208,829
5.50%, 12/20/2040	16,707	17,325
5.50%, 1/20/2041	17,967	18,648
4.00%, 9/15/2041	811,306	780,269
5.50%, 12/20/2041	43,255	44,133
5.50%, 2/20/2042	11,911	12,364

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.00%, 4/15/2042	985,992	900,736
3.50%, 6/15/2042	428,246	405,137
2.50%, 3/20/2043	37,285	32,815
2.50%, 5/20/2043	54,648	48,096
5.50%, 3/20/2044	49,323	51,195
4.50%, 10/20/2044	110,983	110,896
2.50%, 11/20/2044	33,284	29,294
5.00%, 6/20/2045	136,018	138,599
4.00%, 8/15/2045	1,051,791	1,013,673
4.50%, 12/20/2045	231,246	230,208
4.50%, 4/20/2046	268,255	268,044
5.00%, 5/20/2046	331,449	337,740
3.50%, 6/15/2046	1,778,241	1,674,600
3.50%, 10/20/2047	987,716	921,616
4.00%, 2/20/2048	877,538	843,843
5.00%, 5/20/2048	121,281	122,238
5.50%, 1/20/2049	284,315	289,474
5.50%, 7/20/2049	7,976	8,172
4.00%, 12/20/2051	394,630	377,478
5.50%, 12/20/2052	561,065	565,048
6.00%, 1/20/2053	534,265	542,563
6.50%, 6/20/2053	1,748,764	1,788,449
7.00%, 8/20/2053	984,641	1,012,474

TOTAL MORTGAGE-BACKED SECURITIES (Cost $79,533,524)		75,662,488

Total Investments - 99.4% (Cost $79,533,524)		75,662,488
Other assets less liabilities - 0.6%		456,598

Net Assets - 100.0%		76,119,086

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
UMBS	Uniform Mortgage-Backed Securities

Security Type	% of Net Assets
Mortgage-Backed Securities	99.4%
Others(1)	0.6

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2024 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 96.0%

Aerospace & Defense - 1.1%
General Dynamics Corp.
1.15%, 6/1/2026	250,000	231,810
3.50%, 4/1/2027	50,000	48,654
HEICO Corp.
5.25%, 8/1/2028	200,000	203,659
5.35%, 8/1/2033	200,000	203,255
Hexcel Corp.
4.20%, 2/15/2027(a)	50,000	48,019
Howmet Aerospace, Inc.
6.88%, 5/1/2025	300,000	304,923
3.00%, 1/15/2029	350,000	316,806
Huntington Ingalls Industries, Inc.
3.84%, 5/1/2025	150,000	147,272
2.04%, 8/16/2028	250,000	220,494
4.20%, 5/1/2030	200,000	191,117
L3Harris Technologies, Inc.
4.40%, 6/15/2028	100,000	98,706
Leidos, Inc.
4.38%, 5/15/2030	252,000	241,511
2.30%, 2/15/2031	150,000	125,031
5.75%, 3/15/2033	130,000	134,161
Lockheed Martin Corp.
3.55%, 1/15/2026	152,000	149,304
4.45%, 5/15/2028	60,000	60,091
3.90%, 6/15/2032	140,000	133,823
Precision Castparts Corp.
3.25%, 6/15/2025	200,000	196,265
Textron, Inc.
3.88%, 3/1/2025	75,000	73,931
3.65%, 3/15/2027	75,000	72,260
3.90%, 9/17/2029	200,000	190,732
6.10%, 11/15/2033	100,000	106,620

		3,498,444

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	212,000	207,139

Automobile Components - 0.0%(b)
Lear Corp. 4.25%, 5/15/2029	150,000	144,840

Banks - 23.0%
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/2026(c)	200,000	201,193
6.14%, 9/14/2028(c)	400,000	409,330
7.88%, 11/15/2034(c)	200,000	216,833
Banco Santander SA
3.50%, 3/24/2025	110,000	107,743
5.18%, 11/19/2025	481,000	478,023
1.85%, 3/25/2026	110,000	102,587

Investments	Principal Amount ($)	Value ($)
1.72%, 9/14/2027(c)	202,000	183,206
2.75%, 12/3/2030	200,000	165,108
6.92%, 8/8/2033	200,000	211,251
Bank of America Corp.
Series L, 3.95%, 4/21/2025	250,000	245,984
3.38%, 4/2/2026(c)	750,000	733,111
1.32%, 6/19/2026(c)	250,000	236,562
4.83%, 7/22/2026(c)	450,000	447,621
1.20%, 10/24/2026(c)	250,000	233,172
5.08%, 1/20/2027(c)	250,000	250,040
Series N, 1.66%, 3/11/2027(c)	50,000	46,533
3.56%, 4/23/2027(c)	361,000	348,862
1.73%, 7/22/2027(c)	1,124,000	1,036,026
5.93%, 9/15/2027(c)	250,000	255,368
3.82%, 1/20/2028(c)	200,000	193,919
2.55%, 2/4/2028(c)	200,000	186,246
3.71%, 4/24/2028(c)	250,000	240,293
4.38%, 4/27/2028(c)	250,000	245,110
3.59%, 7/21/2028(c)	201,000	191,771
3.42%, 12/20/2028(c)	300,000	283,395
3.97%, 3/5/2029(c)	250,000	240,388
5.20%, 4/25/2029(c)	230,000	231,881
2.09%, 6/14/2029(c)	230,000	203,851
4.27%, 7/23/2029(c)	250,000	242,242
5.82%, 9/15/2029(c)	100,000	103,391
3.97%, 2/7/2030(c)	900,000	858,719
3.19%, 7/23/2030(c)	200,000	182,471
2.69%, 4/22/2032(c)	184,000	156,201
2.97%, 2/4/2033(c)	111,000	94,695
4.57%, 4/27/2033(c)	221,000	211,467
5.29%, 4/25/2034(c)	331,000	333,034
2.48%, 9/21/2036(c)	500,000	401,271
3.85%, 3/8/2037(c)	700,000	621,805
Bank of America NA
5.65%, 8/18/2025	250,000	253,025
Bank of Montreal
5.30%, 6/5/2026	400,000	404,122
3.80%, 12/15/2032(c)	495,000	459,754
3.09%, 1/10/2037(c)	350,000	283,992
Bank of Nova Scotia (The)
4.50%, 12/16/2025	400,000	394,128
2.95%, 3/11/2027	100,000	94,907
4.59%, 5/4/2037(c)	500,000	453,862
Series 2, 3.63%, 10/27/2081(c)	200,000	155,346
8.63%, 10/27/2082(c)	250,000	258,663
Bank OZK
2.75%, 10/1/2031(c)	201,000	168,883
BankUnited, Inc.
4.88%, 11/17/2025	200,000	196,659
5.13%, 6/11/2030	80,000	74,551
Barclays plc
5.20%, 5/12/2026	172,000	171,123

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.30%, 8/9/2026(c)	213,000	212,826
4.84%, 5/9/2028	273,000	265,698
5.09%, 6/20/2030(c)	400,000	384,909
7.44%, 11/2/2033(c)	200,000	222,919
7.12%, 6/27/2034(c)	450,000	475,350
3.56%, 9/23/2035(c)	400,000	342,874
Canadian Imperial Bank of Commerce
6.09%, 10/3/2033	200,000	212,370
Citigroup, Inc.
3.88%, 3/26/2025	200,000	196,967
4.40%, 6/10/2025	600,000	593,123
5.50%, 9/13/2025	200,000	201,282
4.60%, 3/9/2026	484,000	480,178
3.11%, 4/8/2026(c)	300,000	292,474
5.61%, 9/29/2026(c)	250,000	251,924
3.20%, 10/21/2026	403,000	385,515
4.30%, 11/20/2026	350,000	344,503
1.46%, 6/9/2027(c)	400,000	367,599
4.45%, 9/29/2027	1,460,000	1,431,367
3.89%, 1/10/2028(c)	650,000	631,216
3.07%, 2/24/2028(c)	300,000	283,637
3.67%, 7/24/2028(c)	100,000	95,673
4.13%, 7/25/2028	454,000	439,752
4.08%, 4/23/2029(c)	252,000	243,420
3.98%, 3/20/2030(c)	757,000	721,442
4.41%, 3/31/2031(c)	400,000	384,896
2.57%, 6/3/2031(c)	100,000	86,135
2.56%, 5/1/2032(c)	200,000	167,477
6.63%, 6/15/2032	150,000	163,590
3.06%, 1/25/2033(c)	150,000	128,487
3.79%, 3/17/2033(c)	50,000	45,110
4.91%, 5/24/2033(c)	50,000	48,985
6.27%, 11/17/2033(c)	253,000	271,523
6.17%, 5/25/2034(c)	1,200,000	1,244,702
Citizens Bank NA
2.25%, 4/28/2025	400,000	384,376
3.75%, 2/18/2026	125,000	120,428
4.58%, 8/9/2028(c)	500,000	482,572
Citizens Financial Group, Inc.
2.85%, 7/27/2026	60,000	56,326
5.64%, 5/21/2037(c)	250,000	236,598
Comerica Bank
5.33%, 8/25/2033(c)	250,000	229,831
Comerica, Inc.
4.00%, 2/1/2029	183,000	167,998
Commonwealth Bank of Australia
5.32%, 3/13/2026	250,000	253,189
Cooperatieve Rabobank UA
3.38%, 5/21/2025	250,000	245,601
Discover Bank
4.25%, 3/13/2026	250,000	243,987
3.45%, 7/27/2026	252,000	239,594
4.65%, 9/13/2028	327,000	313,284
2.70%, 2/6/2030	303,000	259,175
Fifth Third Bancorp
1.71%, 11/1/2027(c)	150,000	135,887
6.36%, 10/27/2028(c)	505,000	521,463

Investments	Principal Amount ($)	Value ($)
6.34%, 7/27/2029(c)	200,000	208,222
4.77%, 7/28/2030(c)	306,000	297,926
Fifth Third Bank NA
3.85%, 3/15/2026	243,000	235,993
First Citizens BancShares, Inc.
3.38%, 3/15/2030(c)	200,000	190,520
First Horizon Bank
5.75%, 5/1/2030	250,000	242,155
HSBC Holdings plc
4.25%, 8/18/2025	300,000	295,574
4.30%, 3/8/2026	400,000	393,963
3.90%, 5/25/2026	200,000	194,832
2.10%, 6/4/2026(c)	400,000	382,489
4.29%, 9/12/2026(c)	350,000	343,924
4.38%, 11/23/2026	640,000	627,098
1.59%, 5/24/2027(c)	250,000	229,980
5.89%, 8/14/2027(c)	250,000	253,557
2.25%, 11/22/2027(c)	700,000	644,964
4.04%, 3/13/2028(c)	414,000	399,980
4.76%, 6/9/2028(c)	280,000	276,318
5.21%, 8/11/2028(c)	250,000	249,768
7.39%, 11/3/2028(c)	283,000	303,875
6.16%, 3/9/2029(c)	250,000	258,425
4.58%, 6/19/2029(c)	620,000	602,508
2.21%, 8/17/2029(c)	400,000	350,053
3.97%, 5/22/2030(c)	1,128,000	1,056,220
2.36%, 8/18/2031(c)	250,000	208,874
7.63%, 5/17/2032	200,000	223,159
2.80%, 5/24/2032(c)	202,000	169,696
2.87%, 11/22/2032(c)	450,000	375,839
4.76%, 3/29/2033(c)	402,000	373,992
5.40%, 8/11/2033(c)	202,000	202,698
8.11%, 11/3/2033(c)	200,000	229,785
6.25%, 3/9/2034(c)	300,000	318,580
6.55%, 6/20/2034(c)	600,000	625,243
7.40%, 11/13/2034(c)	250,000	273,343
Huntington Bancshares, Inc.
4.44%, 8/4/2028(c)	251,000	243,932
6.21%, 8/21/2029(c)	220,000	227,384
2.49%, 8/15/2036(c)	150,000	114,426
Huntington National Bank (The)
4.55%, 5/17/2028(c)	250,000	243,334
5.65%, 1/10/2030	344,000	348,826
ING Groep NV
1.73%, 4/1/2027(c)	112,000	104,031
6.08%, 9/11/2027(c)	400,000	408,203
4.02%, 3/28/2028(c)	200,000	194,119
6.11%, 9/11/2034(c)	200,000	209,954
JPMorgan Chase & Co.
3.90%, 7/15/2025	100,000	98,723
2.01%, 3/13/2026(c)	410,000	394,758
2.08%, 4/22/2026(c)	1,100,000	1,057,814
4.08%, 4/26/2026(c)	150,000	147,794
1.05%, 11/19/2026(c)	140,000	130,171
4.13%, 12/15/2026	250,000	246,386
3.96%, 1/29/2027(c)	200,000	196,372
1.04%, 2/4/2027(c)	100,000	92,323

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
1.58%, 4/22/2027(c)	1,182,000	1,097,122
1.47%, 9/22/2027(c)	350,000	319,477
6.07%, 10/22/2027(c)	250,000	257,520
3.78%, 2/1/2028(c)	250,000	242,037
4.32%, 4/26/2028(c)	250,000	245,967
2.18%, 6/1/2028(c)	271,000	248,721
3.51%, 1/23/2029(c)	220,000	209,121
4.01%, 4/23/2029(c)	402,000	388,598
2.07%, 6/1/2029(c)	150,000	133,642
4.20%, 7/23/2029(c)	253,000	246,239
5.30%, 7/24/2029(c)	100,000	101,636
6.09%, 10/23/2029(c)	100,000	105,016
4.45%, 12/5/2029(c)	353,000	346,549
3.70%, 5/6/2030(c)	290,000	273,919
4.57%, 6/14/2030(c)	250,000	246,049
8.75%, 9/1/2030	60,000	72,019
2.52%, 4/22/2031(c)	200,000	173,902
2.96%, 5/13/2031(c)	750,000	661,947
1.95%, 2/4/2032(c)	100,000	81,628
2.58%, 4/22/2032(c)	160,000	135,558
2.55%, 11/8/2032(c)	135,000	113,207
2.96%, 1/25/2033(c)	200,000	172,105
4.59%, 4/26/2033(c)	163,000	157,435
4.91%, 7/25/2033(c)	200,000	197,428
5.72%, 9/14/2033(c)	600,000	618,330
5.35%, 6/1/2034(c)	250,000	254,173
6.25%, 10/23/2034(c)	300,000	325,119
KeyBank NA
4.15%, 8/8/2025	403,000	394,062
4.70%, 1/26/2026	250,000	245,032
3.40%, 5/20/2026	255,000	240,824
5.85%, 11/15/2027	255,000	255,635
KeyCorp
2.25%, 4/6/2027	303,000	273,916
4.10%, 4/30/2028	352,000	335,612
Lloyds Banking Group plc
2.44%, 2/5/2026(c)	300,000	290,617
3.51%, 3/18/2026(c)	402,000	392,910
4.72%, 8/11/2026(c)	450,000	445,442
1.63%, 5/11/2027(c)	275,000	253,118
5.99%, 8/7/2027(c)	600,000	608,788
3.75%, 3/18/2028(c)	300,000	286,942
3.57%, 11/7/2028(c)	200,000	188,185
5.87%, 3/6/2029(c)	200,000	204,485
M&T Bank Corp.
4.55%, 8/16/2028(c)	121,000	116,806
7.41%, 10/30/2029(c)	150,000	161,606
5.05%, 1/27/2034(c)	250,000	235,820
Manufacturers & Traders Trust Co.
2.90%, 2/6/2025	300,000	292,020
5.40%, 11/21/2025	250,000	249,463
4.65%, 1/27/2026	505,000	498,283
3.40%, 8/17/2027	303,000	282,167
4.70%, 1/27/2028	502,000	492,030
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/2025	200,000	193,864
3.85%, 3/1/2026	252,000	246,900

Investments	Principal Amount ($)	Value ($)
2.34%, 1/19/2028(c)	200,000	185,604
2.31%, 7/20/2032(c)	200,000	166,149
5.44%, 2/22/2034(c)(d)	200,000	205,448
Mizuho Financial Group, Inc.
1.55%, 7/9/2027(c)	60,000	55,052
4.02%, 3/5/2028	83,000	80,528
2.56%, 9/13/2031	250,000	204,121
5.75%, 5/27/2034(c)	200,000	206,878
Morgan Stanley Bank NA
5.88%, 10/30/2026	250,000	257,065
NatWest Group plc
4.80%, 4/5/2026	82,000	81,527
7.47%, 11/10/2026(c)	250,000	259,039
5.08%, 1/27/2030(c)	443,000	437,821
4.45%, 5/8/2030(c)	635,000	610,332
3.03%, 11/28/2035(c)	300,000	252,153
PNC Bank NA
4.05%, 7/26/2028	200,000	192,660
PNC Financial Services Group, Inc. (The)
1.15%, 8/13/2026	100,000	91,411
3.45%, 4/23/2029	150,000	140,671
4.63%, 6/6/2033(c)	50,000	46,973
Regions Financial Corp.
2.25%, 5/18/2025	342,000	328,403
1.80%, 8/12/2028	160,000	138,057
Royal Bank of Canada
4.95%, 4/25/2025	250,000	250,374
4.65%, 1/27/2026	493,000	490,372
Santander Holdings USA, Inc.
3.45%, 6/2/2025	40,000	38,897
4.50%, 7/17/2025	72,000	70,909
3.24%, 10/5/2026	200,000	188,601
2.49%, 1/6/2028(c)	150,000	137,135
6.57%, 6/12/2029(c)	100,000	103,697
Santander UK Group Holdings plc
1.67%, 6/14/2027(c)	200,000	182,770
3.82%, 11/3/2028(c)	152,000	143,168
Sumitomo Mitsui Financial Group, Inc.
1.40%, 9/17/2026	172,000	157,358
3.04%, 7/16/2029	140,000	127,449
2.72%, 9/27/2029	42,000	37,277
5.77%, 1/13/2033	200,000	209,778
Synovus Bank
5.63%, 2/15/2028	250,000	245,310
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	75,000	69,134
5.53%, 7/17/2026	200,000	203,592
3.63%, 9/15/2031(c)	505,000	485,958
2.45%, 1/12/2032	100,000	83,375
3.20%, 3/10/2032	100,000	88,137
8.13%, 10/31/2082(c)	705,000	732,234
Truist Bank
3.63%, 9/16/2025	202,000	196,499
3.30%, 5/15/2026	230,000	220,443
3.80%, 10/30/2026	360,000	346,013
US Bancorp
1.45%, 5/12/2025	100,000	95,695

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.55%, 7/22/2028(c)	250,000	246,689
4.97%, 7/22/2033(c)	101,000	95,914
2.49%, 11/3/2036(c)	100,000	78,452
Wachovia Corp.
7.57%, 8/1/2026(a)	200,000	210,817
Webster Financial Corp.
4.10%, 3/25/2029	100,000	94,415
Wells Fargo & Co.
2.19%, 4/30/2026(c)	400,000	384,816
4.10%, 6/3/2026	862,000	845,684
4.54%, 8/15/2026(c)	50,000	49,497
3.20%, 6/17/2027(c)(d)	300,000	287,626
5.57%, 7/25/2029(c)	250,000	255,504
6.30%, 10/23/2029(c)	250,000	263,487
Series B, 7.95%, 11/15/2029	100,000	112,447
3.35%, 3/2/2033(c)	200,000	175,548
4.90%, 7/25/2033(c)(d)	200,000	195,453
5.39%, 4/24/2034(c)	200,000	201,798
5.56%, 7/25/2034(c)	320,000	326,702
Westpac Banking Corp.
2.85%, 5/13/2026	100,000	96,331
1.15%, 6/3/2026	250,000	230,960
5.46%, 11/18/2027	200,000	206,055
2.89%, 2/4/2030(c)	500,000	485,049
4.32%, 11/23/2031(c)	454,000	439,933
5.41%, 8/10/2033(c)	300,000	298,117
6.82%, 11/17/2033	250,000	272,630
4.11%, 7/24/2034(c)	404,000	375,214
2.67%, 11/15/2035(c)	400,000	332,129
3.02%, 11/18/2036(c)	500,000	413,689
Wintrust Financial Corp.
4.85%, 6/6/2029	100,000	92,714
Zions Bancorp NA
3.25%, 10/29/2029	252,000	209,935

		76,236,716

Beverages - 0.9%
Brown-Forman Corp.
4.75%, 4/15/2033	130,000	131,532
Coca-Cola Co. (The)
3.38%, 3/25/2027	250,000	243,700
3.45%, 3/25/2030	303,000	288,089
1.65%, 6/1/2030	400,000	340,346
2.00%, 3/5/2031	200,000	171,538
1.38%, 3/15/2031	350,000	285,766
Constellation Brands, Inc.
4.40%, 11/15/2025	200,000	197,975
3.60%, 2/15/2028	200,000	191,849
2.88%, 5/1/2030	200,000	178,755
2.25%, 8/1/2031	100,000	83,435
PepsiCo, Inc.
2.63%, 3/19/2027	250,000	237,348
7.00%, 3/1/2029	100,000	111,929
2.75%, 3/19/2030	353,000	320,917
3.90%, 7/18/2032	150,000	144,159

		2,927,338

Investments	Principal Amount ($)	Value ($)
Biotechnology - 1.1%
AbbVie, Inc.
3.80%, 3/15/2025	400,000	394,835
3.60%, 5/14/2025	750,000	737,629
2.95%, 11/21/2026	601,000	576,008
3.20%, 11/21/2029	667,000	621,708
Biogen, Inc.
4.05%, 9/15/2025	352,000	346,647
2.25%, 5/1/2030	250,000	213,104
Gilead Sciences, Inc.
3.65%, 3/1/2026	500,000	488,880
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	365,000	301,515

		3,680,326

Building Products - 0.8%
Allegion plc
3.50%, 10/1/2029	152,000	141,212
Carlisle Cos., Inc.
3.75%, 12/1/2027	200,000	192,042
2.75%, 3/1/2030	200,000	176,142
2.20%, 3/1/2032	100,000	81,540
Carrier Global Corp.
2.24%, 2/15/2025	100,000	96,933
2.49%, 2/15/2027	100,000	93,806
Lennox International, Inc.
1.35%, 8/1/2025	201,000	189,979
5.50%, 9/15/2028	100,000	102,480
Masco Corp.
3.50%, 11/15/2027	50,000	47,580
1.50%, 2/15/2028	201,000	177,301
2.00%, 10/1/2030	250,000	207,234
Owens Corning
3.40%, 8/15/2026	250,000	241,233
3.95%, 8/15/2029	143,000	136,526
Trane Technologies Financing Ltd.
3.50%, 3/21/2026	202,000	196,878
3.80%, 3/21/2029	202,000	195,248
5.25%, 3/3/2033	130,000	134,326
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	100,000	97,055

		2,507,515

Capital Markets - 5.3%
Affiliated Managers Group, Inc.
3.50%, 8/1/2025	120,000	116,932
3.30%, 6/15/2030	100,000	89,632
Ameriprise Financial, Inc.
3.00%, 4/2/2025	150,000	146,617
5.15%, 5/15/2033	100,000	102,350
Ares Capital Corp.
3.88%, 1/15/2026	150,000	144,218
2.15%, 7/15/2026	50,000	45,643
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	227,000	206,011
Bank of New York Mellon Corp. (The)
3.35%, 4/25/2025	250,000	245,138
4.95%, 4/26/2027(c)	250,000	250,432
5.83%, 10/25/2033(c)	250,000	264,522

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
BGC Group, Inc.
8.00%, 5/25/2028	100,000	105,782
BlackRock, Inc.
3.25%, 4/30/2029	200,000	190,177
4.75%, 5/25/2033	100,000	100,138
Blackstone Private Credit Fund
4.70%, 3/24/2025	300,000	296,332
7.05%, 9/29/2025	250,000	254,459
2.63%, 12/15/2026	452,000	410,378
3.25%, 3/15/2027	400,000	367,683
4.00%, 1/15/2029	275,000	252,855
Blackstone Secured Lending Fund
3.63%, 1/15/2026	260,000	249,193
2.75%, 9/16/2026	252,000	232,327
2.13%, 2/15/2027	252,000	226,876
2.85%, 9/30/2028	350,000	307,266
Blue Owl Capital Corp.
3.40%, 7/15/2026	250,000	234,081
2.63%, 1/15/2027	250,000	227,184
5.95%, 3/15/2029	250,000	248,228
Blue Owl Credit Income Corp.
5.50%, 3/21/2025	250,000	247,541
4.70%, 2/8/2027	100,000	95,637
7.75%, 9/16/2027	200,000	207,284
7.95%, 6/13/2028(e)	250,000	262,210
Blue Owl Technology Finance Corp.
2.50%, 1/15/2027	105,000	92,333
Brookfield Finance, Inc.
4.85%, 3/29/2029	100,000	99,674
Cboe Global Markets, Inc.
3.65%, 1/12/2027	151,000	147,674
1.63%, 12/15/2030	151,000	123,977
Charles Schwab Corp. (The)
6.20%, 11/17/2029(c)	25,000	26,147
CI Financial Corp.
3.20%, 12/17/2030	100,000	80,577
Credit Suisse AG
1.25%, 8/7/2026	154,000	140,490
Deutsche Bank AG
4.50%, 4/1/2025	603,000	593,444
6.12%, 7/14/2026(c)	250,000	251,800
2.13%, 11/24/2026(c)	100,000	94,145
2.31%, 11/16/2027(c)	150,000	137,256
5.88%, 7/8/2031(c)	200,000	195,479
3.55%, 9/18/2031(c)	200,000	176,072
3.73%, 1/14/2032(c)	350,000	293,840
4.88%, 12/1/2032(c)	303,000	285,822
3.74%, 1/7/2033(c)	350,000	286,502
7.08%, 2/10/2034(c)	500,000	510,238
FactSet Research Systems, Inc.
2.90%, 3/1/2027	150,000	141,591
3.45%, 3/1/2032	250,000	222,988
Goldman Sachs Group, Inc. (The)
5.80%, 8/10/2026(c)	100,000	100,940
3.50%, 11/16/2026	100,000	96,653
Series VAR, 1.09%, 12/9/2026(c)	100,000	92,822

Investments	Principal Amount ($)	Value ($)
3.85%, 1/26/2027	100,000	97,541
1.43%, 3/9/2027(c)	151,000	139,743
2.64%, 2/24/2028(c)	100,000	93,169
3.62%, 3/15/2028(c)	150,000	143,847
3.69%, 6/5/2028(c)	100,000	96,055
3.81%, 4/23/2029(c)	100,000	95,223
2.38%, 7/21/2032(c)	101,000	83,279
2.65%, 10/21/2032(c)	100,000	83,654
3.10%, 2/24/2033(c)	150,000	129,143
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	100,000	83,122
Moody’s Corp.
3.75%, 3/24/2025	250,000	246,699
3.25%, 1/15/2028	140,000	133,774
4.25%, 2/1/2029	252,000	248,923
2.00%, 8/19/2031	200,000	164,916
Morgan Stanley
4.00%, 7/23/2025	50,000	49,361
3.88%, 1/27/2026	100,000	98,173
3.13%, 7/27/2026	105,000	100,761
3.63%, 1/20/2027	100,000	97,245
5.05%, 1/28/2027(c)(d)	100,000	100,290
1.59%, 5/4/2027(c)	250,000	231,523
1.51%, 7/20/2027(c)	123,000	112,889
2.48%, 1/21/2028(c)	80,000	74,569
4.21%, 4/20/2028(c)	100,000	97,674
3.59%, 7/22/2028	250,000	238,969
6.30%, 10/18/2028(c)	100,000	104,568
3.77%, 1/24/2029(c)	100,000	95,624
5.12%, 2/1/2029(c)	100,000	100,366
5.45%, 7/20/2029(c)	100,000	101,778
6.41%, 11/1/2029(c)	100,000	105,978
4.43%, 1/23/2030(c)	113,000	110,129
2.70%, 1/22/2031(c)	150,000	131,797
1.79%, 2/13/2032(c)	100,000	80,280
1.93%, 4/28/2032(c)	100,000	80,676
2.24%, 7/21/2032(c)	100,000	81,990
2.51%, 10/20/2032(c)	100,000	83,287
4.89%, 7/20/2033(c)	100,000	97,894
6.34%, 10/18/2033(c)	153,000	165,089
5.42%, 7/21/2034(c)	100,000	101,295
6.63%, 11/1/2034(c)(d)	50,000	55,347
5.47%, 1/18/2035(c)	250,000	255,125
Nasdaq, Inc.
1.65%, 1/15/2031	101,000	81,891
Nomura Holdings, Inc.
6.07%, 7/12/2028	200,000	207,064
2.68%, 7/16/2030	200,000	171,282
S&P Global, Inc.
2.45%, 3/1/2027	550,000	517,706
2.70%, 3/1/2029	252,000	231,904
4.25%, 5/1/2029	200,000	197,743
2.50%, 12/1/2029	250,000	223,851
1.25%, 8/15/2030	200,000	162,800
2.90%, 3/1/2032	300,000	264,265
5.25%, 9/15/2033(e)	200,000	206,806

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Stifel Financial Corp.
4.00%, 5/15/2030	101,000	92,983
UBS AG
5.65%, 9/11/2028	200,000	206,725

		17,674,375

Chemicals - 0.6%
Celanese US Holdings LLC
6.33%, 7/15/2029	150,000	156,316
Dow Chemical Co. (The)
7.38%, 11/1/2029	202,000	227,149
FMC Corp.
3.20%, 10/1/2026	151,000	143,461
Huntsman International LLC
4.50%, 5/1/2029	100,000	96,109
Linde, Inc.
3.20%, 1/30/2026	200,000	194,831
LYB International Finance II BV
3.50%, 3/2/2027	100,000	96,422
LYB International Finance III LLC
1.25%, 10/1/2025	350,000	328,387
NewMarket Corp.
2.70%, 3/18/2031	100,000	84,740
RPM International, Inc.
4.55%, 3/1/2029	100,000	97,975
2.95%, 1/15/2032	100,000	85,774
Sherwin-Williams Co. (The)
3.45%, 8/1/2025	100,000	97,699
4.25%, 8/8/2025	250,000	247,468
2.95%, 8/15/2029	101,000	92,370

		1,948,701

Commercial Services & Supplies - 0.9%
Cintas Corp. No.
2 3.45%, 5/1/2025	250,000	245,471
3.70%, 4/1/2027	300,000	293,538
4.00%, 5/1/2032	265,000	254,020
RELX Capital, Inc.
4.00%, 3/18/2029	352,000	342,844
3.00%, 5/22/2030	202,000	184,024
4.75%, 5/20/2032	100,000	100,417
Republic Services, Inc.
2.90%, 7/1/2026	250,000	240,276
3.38%, 11/15/2027	200,000	192,267
3.95%, 5/15/2028	151,000	147,863
4.88%, 4/1/2029	100,000	101,257
2.30%, 3/1/2030	200,000	175,086
5.00%, 12/15/2033	100,000	100,922
Veralto Corp.
5.50%, 9/18/2026(e)	200,000	202,835
Waste Management, Inc.
4.88%, 2/15/2029	150,000	152,694
4.63%, 2/15/2030	151,000	151,752
4.15%, 4/15/2032	75,000	72,248
4.63%, 2/15/2033	100,000	99,284

		3,056,798

Communications Equipment - 0.6%
Cisco Systems, Inc.
2.50%, 9/20/2026	200,000	191,017

Investments	Principal Amount ($)	Value ($)
Juniper Networks, Inc.
1.20%, 12/10/2025	150,000	139,766
3.75%, 8/15/2029	151,000	142,647
2.00%, 12/10/2030	100,000	81,884
Motorola Solutions, Inc.
7.50%, 5/15/2025	100,000	102,940
4.60%, 2/23/2028	201,000	200,057
4.60%, 5/23/2029	303,000	300,557
2.30%, 11/15/2030	252,000	212,472
2.75%, 5/24/2031	400,000	340,831
5.60%, 6/1/2032	150,000	154,202
Nokia OYJ
4.38%, 6/12/2027	175,000	168,400

		2,034,773

Construction Materials - 0.1%
Eagle Materials, Inc.
2.50%, 7/1/2031	250,000	211,325
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	250,000	220,848
Vulcan Materials Co.
3.50%, 6/1/2030	25,000	23,203

		455,376

Consumer Finance - 1.5%
AerCap Ireland Capital DAC
6.50%, 7/15/2025	250,000	253,518
3.00%, 10/29/2028	200,000	181,461
3.30%, 1/30/2032	150,000	128,568
5.30%, 1/19/2034	150,000	147,312
American Express Co.
2.25%, 3/4/2025	252,000	244,217
4.99%, 5/1/2026(c)	250,000	249,767
6.34%, 10/30/2026(c)	375,000	382,697
2.55%, 3/4/2027	100,000	93,768
3.30%, 5/3/2027	200,000	191,444
5.39%, 7/28/2027(c)	325,000	328,486
6.49%, 10/30/2031(c)	250,000	270,843
4.99%, 5/26/2033(c)	76,000	75,236
4.42%, 8/3/2033(c)	250,000	240,256
5.04%, 5/1/2034(c)	200,000	200,098
5.63%, 7/28/2034(c)	100,000	102,710
Capital One Financial Corp.
4.99%, 7/24/2026(c)	250,000	248,542
5.82%, 2/1/2034(c)	50,000	49,943
Discover Financial Services
3.75%, 3/4/2025	250,000	244,954
Synchrony Financial
4.88%, 6/13/2025	181,000	178,474
4.50%, 7/23/2025	373,000	365,529
3.70%, 8/4/2026	170,000	161,339
3.95%, 12/1/2027	300,000	281,639
5.15%, 3/19/2029	202,000	195,677
2.88%, 10/28/2031	300,000	238,652

		5,055,130

Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.
1.38%, 6/20/2027	250,000	227,064

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
1.60%, 4/20/2030	650,000	551,879
1.75%, 4/20/2032	320,000	261,825
Kroger Co. (The)
2.65%, 10/15/2026	250,000	236,425
Series B, 7.70%, 6/1/2029	100,000	112,809
7.50%, 4/1/2031	150,000	171,684
Sysco Corp.
3.75%, 10/1/2025	250,000	245,206
3.30%, 7/15/2026	325,000	315,476
3.25%, 7/15/2027	200,000	190,905
2.40%, 2/15/2030	250,000	219,798
5.95%, 4/1/2030	450,000	478,251
2.45%, 12/14/2031	100,000	84,878
Walmart, Inc.
4.10%, 4/15/2033	200,000	195,537

		3,291,737

Containers & Packaging - 0.4%
Amcor Finance USA, Inc.
3.63%, 4/28/2026	250,000	241,938
4.50%, 5/15/2028	112,000	110,127
Amcor Flexibles North America, Inc.
2.63%, 6/19/2030	100,000	86,724
2.69%, 5/25/2031	100,000	86,089
AptarGroup, Inc.
3.60%, 3/15/2032	100,000	89,837
Avery Dennison Corp.
4.88%, 12/6/2028	151,000	152,441
2.65%, 4/30/2030	100,000	88,605
5.75%, 3/15/2033	100,000	105,880
Packaging Corp. of America
3.00%, 12/15/2029	278,000	252,518

		1,214,159

Distributors - 0.2%
Genuine Parts Co.
1.75%, 2/1/2025	251,000	242,541
1.88%, 11/1/2030	100,000	81,807
2.75%, 2/1/2032	200,000	167,908
6.88%, 11/1/2033	100,000	112,047

		604,303

Diversified REITs - 1.3%
Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031	150,000	117,933
GLP Capital LP
REIT, 5.25%, 6/1/2025	300,000	298,653
REIT, 5.38%, 4/15/2026	403,000	401,632
REIT, 5.75%, 6/1/2028	300,000	302,040
REIT, 5.30%, 1/15/2029	250,000	246,300
REIT, 4.00%, 1/15/2030	200,000	182,240
REIT, 4.00%, 1/15/2031	250,000	222,423
REIT, 3.25%, 1/15/2032	250,000	210,253
REIT, 6.75%, 12/1/2033	150,000	159,644
Rayonier LP
REIT, 2.75%, 5/17/2031	100,000	82,911
STORE Capital Corp.
REIT, 4.50%, 3/15/2028	125,000	117,603
REIT, 4.63%, 3/15/2029	141,000	132,261

Investments	Principal Amount ($)	Value ($)
VICI Properties LP
REIT, 4.38%, 5/15/2025	50,000	49,149
REIT, 4.75%, 2/15/2028	505,000	494,475
REIT, 4.95%, 2/15/2030	303,000	293,740
REIT, 5.13%, 5/15/2032	600,000	573,377
WP Carey, Inc.
REIT, 4.00%, 2/1/2025	151,000	148,736
REIT, 3.85%, 7/15/2029	50,000	47,036
REIT, 2.40%, 2/1/2031	100,000	84,071

		4,164,477

Diversified Telecommunication Services - 0.2%
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(a)	250,000	297,784
Koninklijke KPN NV
8.38%, 10/1/2030	151,000	179,611
Orange SA
9.00%, 3/1/2031(a)	100,000	123,400
Sprint Capital Corp.
8.75%, 3/15/2032	92,000	112,770

		713,565

Electric Utilities - 1.4%
American Electric Power Co., Inc.
3.88%, 2/15/2062(c)	201,000	176,730
Arizona Public Service Co.
5.55%, 8/1/2033	100,000	103,329
Avangrid, Inc.
3.20%, 4/15/2025	251,000	244,388
3.80%, 6/1/2029	150,000	141,121
Duke Energy Corp.
3.25%, 1/15/2082(c)	101,000	82,470
Georgia Power Co.
4.95%, 5/17/2033	200,000	200,065
Interstate Power and Light Co.
3.40%, 8/15/2025	100,000	97,608
2.30%, 6/1/2030	100,000	85,497
MidAmerican Energy Co.
3.65%, 4/15/2029	303,000	290,182
6.75%, 12/30/2031	150,000	171,001
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	252,000	241,092
Series DD, 2.40%, 5/1/2030	200,000	173,627
NextEra Energy Capital Holdings, Inc.
4.80%, 12/1/2077(c)	61,000	54,427
5.65%, 5/1/2079(c)	97,000	93,424
3.80%, 3/15/2082(c)	110,000	96,223
Oklahoma Gas and Electric Co.
3.25%, 4/1/2030	200,000	181,993
Oncor Electric Delivery Co. LLC
4.30%, 5/15/2028	250,000	246,787
4.55%, 9/15/2032	100,000	98,616
PacifiCorp
3.50%, 6/15/2029	150,000	140,439
PPL Capital Funding, Inc.
4.13%, 4/15/2030	113,000	107,570

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Sierra Pacific Power Co.
2.60%, 5/1/2026	200,000	190,731
Southern Co. (The)
3.25%, 7/1/2026	100,000	96,502
5.11%, 8/1/2027(a)	200,000	202,440
5.20%, 6/15/2033	200,000	202,390
Series B, 4.00%, 1/15/2051(c)	342,000	328,676
Series 21-A, 3.75%, 9/15/2051(c)	350,000	326,255
Wisconsin Power and Light Co.
3.95%, 9/1/2032	115,000	108,355
Xcel Energy, Inc.
3.40%, 6/1/2030	50,000	46,134
2.35%, 11/15/2031	50,000	41,162

		4,569,234

Electrical Equipment - 0.2%
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030	150,000	125,462
Emerson Electric Co.
2.00%, 12/21/2028	141,000	126,159
6.00%, 8/15/2032	100,000	107,359
Hubbell, Inc.
3.35%, 3/1/2026	151,000	146,428
3.50%, 2/15/2028	200,000	191,396
Regal Rexnord Corp.
6.30%, 2/15/2030(e)	50,000	51,394

		748,198

Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp.
4.75%, 3/30/2026	250,000	250,493
4.35%, 6/1/2029	243,000	240,574
2.80%, 2/15/2030	211,000	191,008
2.20%, 9/15/2031	250,000	208,273
Arrow Electronics, Inc.
4.00%, 4/1/2025	100,000	98,313
3.88%, 1/12/2028	100,000	95,225
Avnet, Inc.
4.63%, 4/15/2026	176,000	173,555
CDW LLC
4.13%, 5/1/2025	250,000	245,816
2.67%, 12/1/2026	404,000	377,806
4.25%, 4/1/2028	202,000	193,565
3.28%, 12/1/2028	202,000	184,423
3.25%, 2/15/2029	200,000	180,813
3.57%, 12/1/2031	300,000	263,184
Flex Ltd.
3.75%, 2/1/2026	250,000	243,391
6.00%, 1/15/2028	130,000	134,074
4.88%, 6/15/2029	100,000	98,601
4.88%, 5/12/2030	62,000	60,697
Jabil, Inc.
1.70%, 4/15/2026	150,000	139,368
4.25%, 5/15/2027	100,000	97,871
3.95%, 1/12/2028	130,000	124,251
3.60%, 1/15/2030	200,000	183,331

Investments	Principal Amount ($)	Value ($)
Keysight Technologies, Inc.
4.60%, 4/6/2027	350,000	348,066
3.00%, 10/30/2029	100,000	90,329
TD SYNNEX Corp.
1.75%, 8/9/2026	200,000	182,521
2.38%, 8/9/2028	202,000	176,966
2.65%, 8/9/2031	100,000	81,070
Teledyne Technologies, Inc.
1.60%, 4/1/2026	150,000	139,703
2.25%, 4/1/2028	257,000	232,807
2.75%, 4/1/2031	300,000	259,617
Trimble, Inc.
4.90%, 6/15/2028	25,000	25,066
6.10%, 3/15/2033	50,000	52,611
Tyco Electronics Group SA
4.50%, 2/13/2026	200,000	199,260
3.70%, 2/15/2026	131,000	128,188
3.13%, 8/15/2027	100,000	95,687
2.50%, 2/4/2032	250,000	216,483
Vontier Corp.
2.40%, 4/1/2028	252,000	221,772
2.95%, 4/1/2031	200,000	166,413

		6,401,191

Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.
2.90%, 9/29/2031	100,000	84,701
Schlumberger Investment SA
4.85%, 5/15/2033	100,000	100,836

		185,537

Entertainment - 0.5%
Electronic Arts, Inc.
4.80%, 3/1/2026	50,000	50,161
1.85%, 2/15/2031	250,000	207,648
Netflix, Inc.
5.88%, 2/15/2025	250,000	251,800
4.38%, 11/15/2026	300,000	297,719
4.88%, 4/15/2028	300,000	302,086
5.88%, 11/15/2028	200,000	210,320
6.38%, 5/15/2029	250,000	269,601
Tencent Music Entertainment Group
2.00%, 9/3/2030	200,000	164,442

		1,753,777

Financial Services - 3.3%
Apollo Global Management, Inc.
6.38%, 11/15/2033	100,000	108,806
Block Financial LLC
2.50%, 7/15/2028	200,000	179,625
3.88%, 8/15/2030	150,000	137,230
Corebridge Financial, Inc.
3.50%, 4/4/2025	340,000	332,666
3.65%, 4/5/2027	250,000	240,011
3.85%, 4/5/2029	200,000	188,885
3.90%, 4/5/2032	200,000	180,162
6.05%, 9/15/2033(e)	100,000	104,705
5.75%, 1/15/2034	350,000	359,005
6.88%, 12/15/2052(c)	250,000	250,725

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Equitable Holdings, Inc.
4.35%, 4/20/2028	175,000	170,259
Fiserv, Inc.
3.85%, 6/1/2025	250,000	245,964
3.20%, 7/1/2026	650,000	626,722
2.25%, 6/1/2027	250,000	231,846
5.45%, 3/2/2028	300,000	307,778
5.38%, 8/21/2028	250,000	256,328
4.20%, 10/1/2028	346,000	337,691
3.50%, 7/1/2029	1,111,000	1,042,097
2.65%, 6/1/2030	300,000	263,827
5.60%, 3/2/2033	350,000	362,809
5.63%, 8/21/2033	400,000	416,606
Global Payments, Inc.
5.30%, 8/15/2029	100,000	100,565
Mastercard, Inc.
2.00%, 3/3/2025	101,000	98,080
2.95%, 11/21/2026	50,000	48,255
3.30%, 3/26/2027	353,000	342,476
2.95%, 6/1/2029	401,000	375,249
3.35%, 3/26/2030	353,000	333,957
1.90%, 3/15/2031	250,000	213,235
2.00%, 11/18/2031	100,000	84,186
4.85%, 3/9/2033	200,000	205,368
Radian Group, Inc.
6.63%, 3/15/2025	301,000	302,345
4.88%, 3/15/2027	143,000	139,088
Synchrony Bank
5.40%, 8/22/2025	312,000	309,608
5.63%, 8/23/2027	404,000	396,716
Visa, Inc.
3.15%, 12/14/2025	432,000	422,053
1.90%, 4/15/2027	267,000	248,663
2.75%, 9/15/2027	120,000	113,913
2.05%, 4/15/2030	400,000	350,474
1.10%, 2/15/2031	250,000	201,050
Voya Financial, Inc.
4.70%, 1/23/2048(c)	101,000	85,893
Western Union Co. (The)
2.75%, 3/15/2031	150,000	124,829

		10,839,750

Food Products - 1.4%
Conagra Brands, Inc.
4.85%, 11/1/2028	100,000	99,646
Flowers Foods, Inc.
3.50%, 10/1/2026	100,000	96,674
2.40%, 3/15/2031	100,000	84,608
General Mills, Inc.
3.20%, 2/10/2027	100,000	95,883
4.20%, 4/17/2028	242,000	238,439
5.50%, 10/17/2028	100,000	103,438
2.88%, 4/15/2030	152,000	136,894
4.95%, 3/29/2033	150,000	150,149
Hershey Co. (The)
0.90%, 6/1/2025	266,000	252,474
4.25%, 5/4/2028	100,000	99,735

Investments	Principal Amount ($)	Value ($)
Ingredion, Inc.
2.90%, 6/1/2030	200,000	178,664
Kellanova
4.30%, 5/15/2028	250,000	247,277
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	250,000	246,500
Mondelez International, Inc.
1.50%, 5/4/2025	250,000	239,632
2.63%, 3/17/2027	202,000	190,765
2.75%, 4/13/2030	173,000	156,109
1.50%, 2/4/2031	100,000	81,128
3.00%, 3/17/2032	200,000	176,222
Unilever Capital Corp.
3.10%, 7/30/2025	250,000	245,008
2.00%, 7/28/2026	200,000	188,972
2.90%, 5/5/2027	251,000	239,759
3.50%, 3/22/2028	252,000	243,916
4.88%, 9/8/2028	100,000	102,389
2.13%, 9/6/2029	225,000	199,291
5.90%, 11/15/2032	250,000	272,626
5.00%, 12/8/2033	150,000	153,964

		4,520,162

Gas Utilities - 0.3%
Atmos Energy Corp.
2.63%, 9/15/2029	200,000	182,364
5.90%, 11/15/2033	100,000	108,259
National Fuel Gas Co.
5.20%, 7/15/2025	151,000	150,327
5.50%, 1/15/2026	233,000	234,079
4.75%, 9/1/2028	251,000	244,810
2.95%, 3/1/2031	150,000	126,465

		1,046,304

Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC
3.65%, 9/1/2025	250,000	245,894
Canadian National Railway Co.
2.75%, 3/1/2026	251,000	241,894
3.85%, 8/5/2032	200,000	188,621
CSX Corp.
3.25%, 6/1/2027	80,000	76,896
3.80%, 3/1/2028	161,000	157,416
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	250,000	244,832
Norfolk Southern Corp.
7.25%, 2/15/2031	100,000	111,707
Triton Container International Ltd.
3.25%, 3/15/2032	200,000	162,347

		1,429,607

Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp.
1.90%, 6/1/2025	250,000	240,203
3.75%, 3/1/2026	250,000	243,912
2.65%, 6/1/2030	250,000	222,854
DH Europe Finance II Sarl
2.60%, 11/15/2029	152,000	137,080
Edwards Lifesciences Corp.
4.30%, 6/15/2028	350,000	345,041

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Smith & Nephew plc
2.03%, 10/14/2030	50,000	41,692
Stryker Corp.
1.15%, 6/15/2025	402,000	381,805
3.38%, 11/1/2025	200,000	195,083
3.50%, 3/15/2026	330,000	322,575
1.95%, 6/15/2030	300,000	255,599
Zimmer Biomet Holdings, Inc.
3.55%, 4/1/2025	300,000	294,616

		2,680,460

Health Care Providers & Services - 2.0%
Cardinal Health, Inc.
3.75%, 9/15/2025	250,000	244,667
3.41%, 6/15/2027	404,000	386,665
Cencora, Inc.
3.25%, 3/1/2025	250,000	245,187
3.45%, 12/15/2027	261,000	250,883
2.80%, 5/15/2030	300,000	268,576
2.70%, 3/15/2031	280,000	244,044
Centene Corp.
4.63%, 12/15/2029	252,000	241,204
2.50%, 3/1/2031	100,000	83,125
Elevance Health, Inc.
5.35%, 10/15/2025	100,000	100,627
HCA, Inc.
5.38%, 2/1/2025	200,000	199,816
4.13%, 6/15/2029	150,000	143,247
Humana, Inc.
1.35%, 2/3/2027	50,000	45,188
Laboratory Corp. of America Holdings
3.60%, 2/1/2025	50,000	49,150
1.55%, 6/1/2026	252,000	233,646
2.95%, 12/1/2029	100,000	90,729
McKesson Corp.
1.30%, 8/15/2026	252,000	231,899
4.90%, 7/15/2028	150,000	152,352
5.10%, 7/15/2033	300,000	307,399
Quest Diagnostics, Inc.
3.50%, 3/30/2025	200,000	196,421
4.20%, 6/30/2029	200,000	196,041
2.95%, 6/30/2030	252,000	225,399
UnitedHealth Group, Inc.
2.95%, 10/15/2027	200,000	189,881
3.85%, 6/15/2028	150,000	146,626
3.88%, 12/15/2028	100,000	97,355
4.25%, 1/15/2029	260,000	258,156
4.00%, 5/15/2029	280,000	273,183
2.88%, 8/15/2029	100,000	92,018
5.30%, 2/15/2030	210,000	217,823
2.00%, 5/15/2030	250,000	214,787
4.20%, 5/15/2032	400,000	387,369
5.35%, 2/15/2033	356,000	372,466
4.50%, 4/15/2033	300,000	295,439

		6,681,368

Health Care REITs - 0.5%
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031	100,000	79,562

Investments	Principal Amount ($)	Value ($)
Omega Healthcare Investors, Inc.
REIT, 5.25%, 1/15/2026	250,000	248,925
REIT, 4.50%, 4/1/2027	241,000	234,422
REIT, 4.75%, 1/15/2028	301,000	292,393
REIT, 3.63%, 10/1/2029	151,000	134,681
REIT, 3.38%, 2/1/2031	150,000	128,598
REIT, 3.25%, 4/15/2033	250,000	201,829
Sabra Health Care LP
REIT, 5.13%, 8/15/2026	202,000	198,978
REIT, 3.90%, 10/15/2029	151,000	136,640
REIT, 3.20%, 12/1/2031	100,000	81,703

		1,737,731

Hotel & Resort REITs - 0.3%
Host Hotels & Resorts LP
Series E, REIT, 4.00%, 6/15/2025	350,000	343,464
Series H, REIT, 3.38%, 12/15/2029	303,000	272,149
Series I, REIT, 3.50%, 9/15/2030	150,000	134,867
Series J, REIT, 2.90%, 12/15/2031	150,000	126,779

		877,259

Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.
3.60%, 6/1/2026	500,000	488,574
Choice Hotels International, Inc.
3.70%, 12/1/2029	100,000	88,952
3.70%, 1/15/2031	200,000	174,199
Darden Restaurants, Inc.
3.85%, 5/1/2027	200,000	194,089
6.30%, 10/10/2033	100,000	106,465
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	282,000	284,070
5.45%, 9/15/2026	250,000	253,720
5.00%, 10/15/2027	303,000	305,914
Series X, 4.00%, 4/15/2028	352,000	341,887
5.55%, 10/15/2028	200,000	206,035
4.90%, 4/15/2029	250,000	251,535
Series FF, 4.63%, 6/15/2030	302,000	297,811
Series HH, 2.85%, 4/15/2031	300,000	260,488
Series GG, 3.50%, 10/15/2032	400,000	356,706
McDonald’s Corp.
3.38%, 5/26/2025	250,000	245,286
3.30%, 7/1/2025(d)	250,000	244,871
1.45%, 9/1/2025	200,000	189,829
3.70%, 1/30/2026	500,000	491,893
3.50%, 3/1/2027	310,000	301,835
3.50%, 7/1/2027	334,000	323,688
3.80%, 4/1/2028	356,000	347,274
4.80%, 8/14/2028	300,000	304,631
2.63%, 9/1/2029	340,000	309,639

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.13%, 3/1/2030	201,000	175,646
3.60%, 7/1/2030	400,000	378,275
4.60%, 9/9/2032	230,000	230,796
4.95%, 8/14/2033	150,000	152,782
Sands China Ltd.
5.65%, 8/8/2028(a)	200,000	196,307

		7,503,197

Household Durables - 0.7%
DR Horton, Inc.
2.60%, 10/15/2025	180,000	172,774
1.30%, 10/15/2026	300,000	273,385
Lennar Corp.
4.75%, 5/30/2025	50,000	49,699
5.25%, 6/1/2026	200,000	200,928
4.75%, 11/29/2027	350,000	349,146
Meritage Homes Corp.
5.13%, 6/6/2027	250,000	245,039
NVR, Inc.
3.00%, 5/15/2030	327,000	292,861
PulteGroup, Inc.
5.50%, 3/1/2026	216,000	218,058
5.00%, 1/15/2027	101,000	101,623
6.38%, 5/15/2033	150,000	162,165
Toll Brothers Finance Corp.
4.88%, 3/15/2027	303,000	300,616

		2,366,294

Household Products - 0.5%
Church & Dwight Co., Inc.
3.15%, 8/1/2027	100,000	95,496
2.30%, 12/15/2031	150,000	126,334
5.60%, 11/15/2032	200,000	211,986
Kimberly-Clark Corp.
1.05%, 9/15/2027	100,000	89,284
3.20%, 4/25/2029	250,000	236,709
3.10%, 3/26/2030	252,000	233,631
2.00%, 11/2/2031	100,000	84,232
Procter & Gamble Co. (The)
2.45%, 11/3/2026	162,000	154,933
2.80%, 3/25/2027	166,000	159,220
3.00%, 3/25/2030	264,000	246,244

		1,638,069

Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC
3.25%, 6/1/2025	260,000	253,040
5.60%, 3/1/2028	170,000	174,880
5.80%, 3/1/2033	100,000	104,329
6.13%, 1/15/2034	100,000	106,716

		638,965

Industrial Conglomerates - 0.3%
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	200,000	194,349
Honeywell International, Inc.
1.35%, 6/1/2025	200,000	191,622
2.50%, 11/1/2026	200,000	190,705
1.75%, 9/1/2031	250,000	205,666
5.00%, 2/15/2033	85,000	87,528

Investments	Principal Amount ($)	Value ($)
Pentair Finance Sarl
4.50%, 7/1/2029	100,000	96,944

		966,814

Insurance - 4.7%
Aegon Ltd.
5.50%, 4/11/2048(c)	200,000	193,214
Aflac, Inc.
1.13%, 3/15/2026	250,000	231,119
3.60%, 4/1/2030	302,000	284,185
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	300,000	292,963
American Equity Investment Life Holding Co.
5.00%, 6/15/2027	150,000	145,413
American International Group, Inc.
Series A-9, 5.75%, 4/1/2048(c)	202,000	200,416
Aon Corp.
8.21%, 1/1/2027	80,000	86,549
2.85%, 5/28/2027	363,000	343,128
4.50%, 12/15/2028	120,000	118,858
2.80%, 5/15/2030	287,000	254,822
2.05%, 8/23/2031	200,000	163,585
2.60%, 12/2/2031	160,000	135,756
5.00%, 9/12/2032	100,000	100,075
5.35%, 2/28/2033	350,000	357,732
Aon Global Ltd.
3.88%, 12/15/2025	250,000	245,300
Arch Capital Finance LLC
4.01%, 12/15/2026	150,000	145,691
Arthur J Gallagher & Co.
5.50%, 3/2/2033	200,000	203,144
Assurant, Inc.
3.70%, 2/22/2030	201,000	181,376
2.65%, 1/15/2032	100,000	82,702
Athene Holding Ltd.
4.13%, 1/12/2028	500,000	481,642
6.15%, 4/3/2030	200,000	206,670
3.50%, 1/15/2031	100,000	88,088
6.65%, 2/1/2033	100,000	106,914
5.88%, 1/15/2034	150,000	150,695
AXIS Specialty Finance LLC
4.90%, 1/15/2040(c)	202,000	173,474
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032	250,000	223,164
Brown & Brown, Inc.
4.50%, 3/15/2029	200,000	196,677
2.38%, 3/15/2031	252,000	208,955
4.20%, 3/17/2032	100,000	92,439
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	50,000	49,026
3.35%, 5/3/2026	200,000	194,292
CNA Financial Corp.
4.50%, 3/1/2026	200,000	197,998
3.90%, 5/1/2029	150,000	143,504
2.05%, 8/15/2030	100,000	84,138
5.50%, 6/15/2033	200,000	207,034

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
CNO Financial Group, Inc.
5.25%, 5/30/2029	100,000	98,444
Enstar Finance LLC
5.75%, 9/1/2040(c)	100,000	95,897
5.50%, 1/15/2042(c)	200,000	176,597
Enstar Group Ltd.
4.95%, 6/1/2029	202,000	197,543
3.10%, 9/1/2031	150,000	125,117
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	100,000	103,795
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	252,000	249,555
4.63%, 4/29/2030	200,000	192,920
5.63%, 8/16/2032	150,000	150,188
Fidelity National Financial, Inc.
4.50%, 8/15/2028	100,000	97,309
3.40%, 6/15/2030	150,000	134,351
2.45%, 3/15/2031	200,000	164,218
First American Financial Corp.
4.00%, 5/15/2030	100,000	90,718
2.40%, 8/15/2031	100,000	79,602
Globe Life, Inc.
4.55%, 9/15/2028	101,000	100,181
2.15%, 8/15/2030	250,000	209,480
4.80%, 6/15/2032	100,000	97,084
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	100,000	83,120
Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/2029	202,000	183,833
Horace Mann Educators Corp.
4.50%, 12/1/2025	100,000	98,316
7.25%, 9/15/2028	100,000	108,302
Manulife Financial Corp.
4.15%, 3/4/2026	302,000	297,120
2.48%, 5/19/2027	102,000	95,168
4.06%, 2/24/2032(c)	251,000	240,620
Markel Group, Inc.
3.35%, 9/17/2029	200,000	183,830
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	76,000	74,800
3.75%, 3/14/2026	250,000	245,748
4.38%, 3/15/2029	505,000	500,747
2.25%, 11/15/2030	216,000	185,432
2.38%, 12/15/2031	100,000	84,687
5.75%, 11/1/2032	100,000	106,832
5.88%, 8/1/2033	100,000	108,235
5.40%, 9/15/2033	150,000	157,018
Old Republic International Corp.
3.88%, 8/26/2026	301,000	291,847
Primerica, Inc.
2.80%, 11/19/2031	150,000	127,156
Principal Financial Group, Inc.
3.40%, 5/15/2025	100,000	97,867
3.10%, 11/15/2026	100,000	95,587
3.70%, 5/15/2029	200,000	188,697
5.38%, 3/15/2033	100,000	102,788

Investments	Principal Amount ($)	Value ($)
Progressive Corp. (The)
3.20%, 3/26/2030	101,000	93,775
Prudential Financial, Inc.
5.38%, 5/15/2045(c)	272,000	268,028
4.50%, 9/15/2047(c)	200,000	187,679
5.70%, 9/15/2048(c)	100,000	97,551
3.70%, 10/1/2050(c)	200,000	175,827
5.13%, 3/1/2052(c)	250,000	233,435
6.00%, 9/1/2052(c)	70,000	69,714
Reinsurance Group of America, Inc.
3.90%, 5/15/2029	202,000	191,988
RenaissanceRe Holdings Ltd.
3.60%, 4/15/2029	200,000	187,052
5.75%, 6/5/2033	150,000	152,162
Trinity Acquisition plc
4.40%, 3/15/2026	151,000	148,892
Unum Group
3.88%, 11/5/2025	100,000	97,248
Willis North America, Inc.
4.65%, 6/15/2027	281,000	278,805
4.50%, 9/15/2028	210,000	205,286
2.95%, 9/15/2029	354,000	318,279
5.35%, 5/15/2033	240,000	241,312

		15,538,520

Interactive Media & Services - 0.2%
Meta Platforms, Inc.
3.85%, 8/15/2032(d)	341,000	322,442
4.95%, 5/15/2033	300,000	306,947
Weibo Corp.
3.38%, 7/8/2030	200,000	173,488

		802,877

IT Services - 0.7%
Amdocs Ltd.
2.54%, 6/15/2030	250,000	215,985
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033	200,000	209,742
CGI, Inc.
1.45%, 9/14/2026	101,000	92,145
2.30%, 9/14/2031	100,000	81,814
International Business Machines Corp.
4.50%, 2/6/2026	100,000	99,767
3.30%, 5/15/2026	250,000	242,850
4.15%, 7/27/2027	192,000	189,431
3.50%, 5/15/2029	505,000	480,665
1.95%, 5/15/2030	100,000	85,607
VeriSign, Inc.
5.25%, 4/1/2025	250,000	250,002
4.75%, 7/15/2027	150,000	148,830
2.70%, 6/15/2031	200,000	170,189

		2,267,027

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.
3.05%, 9/22/2026	100,000	95,722
2.75%, 9/15/2029	332,000	301,979
2.30%, 3/12/2031	301,000	257,724

		655,425

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Machinery - 1.3%
Dover Corp.
3.15%, 11/15/2025	151,000	146,247
Fortive Corp.
3.15%, 6/15/2026	251,000	241,189
IDEX Corp.
3.00%, 5/1/2030	150,000	134,273
2.63%, 6/15/2031	200,000	171,085
Ingersoll Rand, Inc.
5.40%, 8/14/2028	250,000	256,428
5.70%, 8/14/2033	250,000	261,094
Nordson Corp.
5.80%, 9/15/2033	150,000	158,465
nVent Finance Sarl
4.55%, 4/15/2028	100,000	97,511
2.75%, 11/15/2031	100,000	83,003
5.65%, 5/15/2033	100,000	102,638
Otis Worldwide Corp.
2.06%, 4/5/2025	698,000	672,818
2.29%, 4/5/2027	200,000	186,894
5.25%, 8/16/2028	100,000	102,263
2.57%, 2/15/2030	453,000	401,027
Stanley Black & Decker, Inc.
4.00%, 3/15/2060(c)	225,000	196,156
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/2025	200,000	194,367
3.45%, 11/15/2026	240,000	230,592
4.70%, 9/15/2028(a)	464,000	459,571
Xylem, Inc.
3.25%, 11/1/2026	200,000	193,252

		4,288,873

Media - 0.4%
Fox Corp.
3.05%, 4/7/2025	175,000	170,746
4.71%, 1/25/2029	350,000	347,135
3.50%, 4/8/2030	102,000	93,939
6.50%, 10/13/2033	250,000	269,626
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030	27,000	26,623
Omnicom Group, Inc.
3.60%, 4/15/2026	450,000	439,226
4.20%, 6/1/2030	100,000	96,518

		1,443,813

Metals & Mining - 1.4%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028	52,000	46,963
ArcelorMittal SA
6.55%, 11/29/2027	332,000	348,009
6.80%, 11/29/2032	275,000	295,765
BHP Billiton Finance USA Ltd.
4.88%, 2/27/2026	300,000	301,623
4.75%, 2/28/2028	310,000	312,677
4.90%, 2/28/2033	100,000	101,296
5.25%, 9/8/2033	200,000	205,464
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	250,000	241,315

Investments	Principal Amount ($)	Value ($)
Nucor Corp.
3.95%, 5/23/2025	100,000	98,657
2.00%, 6/1/2025	100,000	96,219
Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	252,000	237,199
2.15%, 8/15/2030	150,000	126,890
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031	150,000	170,790
6.13%, 12/15/2033	100,000	108,973
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028	272,000	299,665
Steel Dynamics, Inc.
2.40%, 6/15/2025	250,000	240,404
1.65%, 10/15/2027	100,000	89,144
3.45%, 4/15/2030	100,000	92,275
Vale Canada Ltd.
7.20%, 9/15/2032	100,000	108,796
Vale Overseas Ltd.
6.25%, 8/10/2026	250,000	255,144
3.75%, 7/8/2030	320,000	290,146
6.13%, 6/12/2033	400,000	408,558

		4,475,972

Multi-Utilities - 0.9%
Ameren Corp.
3.65%, 2/15/2026	100,000	97,286
Berkshire Hathaway Energy Co.
3.50%, 2/1/2025	250,000	245,886
4.05%, 4/15/2025	400,000	396,057
3.25%, 4/15/2028	200,000	189,702
3.70%, 7/15/2030	383,000	359,678
1.65%, 5/15/2031	300,000	241,906
CMS Energy Corp.
4.75%, 6/1/2050(c)	85,000	76,954
3.75%, 12/1/2050(c)	100,000	80,769
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025	152,000	142,702
5.85%, 11/15/2027	200,000	208,199
2.45%, 11/15/2031	150,000	124,756
6.13%, 10/15/2033	100,000	106,885
Puget Energy, Inc.
4.10%, 6/15/2030	50,000	45,943
Sempra
3.30%, 4/1/2025	150,000	146,685
3.25%, 6/15/2027	130,000	123,468
4.13%, 4/1/2052(c)	200,000	176,080
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	250,000	261,818

		3,024,774

Office REITs - 0.2%
Alexandria Real Estate Equities, Inc.
REIT, 3.38%, 8/15/2031	200,000	178,975
Corporate Office Properties LP
REIT, 2.25%, 3/15/2026	50,000	46,973
REIT, 2.00%, 1/15/2029	150,000	126,027
REIT, 2.75%, 4/15/2031	100,000	81,639
Highwoods Realty LP
REIT, 4.13%, 3/15/2028	100,000	93,360

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
REIT, 4.20%, 4/15/2029	50,000	45,876
Kilroy Realty LP
REIT, 3.05%, 2/15/2030	150,000	128,683

		701,533

Oil, Gas & Consumable Fuels - 11.9%
Apache Corp.
4.25%, 1/15/2030	150,000	139,747
Boardwalk Pipelines LP
5.95%, 6/1/2026	150,000	151,689
4.80%, 5/3/2029	302,000	297,065
3.40%, 2/15/2031	200,000	179,142
3.60%, 9/1/2032	100,000	88,371
Burlington Resources LLC
7.20%, 8/15/2031	100,000	114,815
7.40%, 12/1/2031	200,000	232,543
Canadian Natural Resources Ltd.
3.90%, 2/1/2025	250,000	246,086
2.05%, 7/15/2025	250,000	239,137
3.85%, 6/1/2027	390,000	377,536
2.95%, 7/15/2030	200,000	176,247
7.20%, 1/15/2032	100,000	111,342
6.45%, 6/30/2033	150,000	160,437
Cenovus Energy, Inc.
2.65%, 1/15/2032	150,000	124,917
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027	300,000	301,466
3.70%, 11/15/2029	150,000	141,244
Cheniere Energy Partners LP
4.50%, 10/1/2029	650,000	620,088
4.00%, 3/1/2031	400,000	362,898
3.25%, 1/31/2032	200,000	169,780
5.95%, 6/30/2033(e)	400,000	408,488
Cheniere Energy, Inc.
4.63%, 10/15/2028	427,000	413,129
Chevron Corp.
1.55%, 5/11/2025	303,000	291,408
2.24%, 5/11/2030	250,000	221,694
Chevron USA, Inc.
0.69%, 8/12/2025	252,000	237,569
Conoco Funding Co.
7.25%, 10/15/2031	100,000	115,180
ConocoPhillips
5.90%, 10/15/2032	100,000	109,563
ConocoPhillips Co.
6.95%, 4/15/2029	301,000	334,578
5.05%, 9/15/2033	200,000	203,416
Continental Resources, Inc.
4.38%, 1/15/2028	348,000	337,685
Coterra Energy, Inc.
3.90%, 5/15/2027	252,000	245,254
4.38%, 3/15/2029	150,000	146,481
Devon Energy Corp.
5.85%, 12/15/2025	215,000	217,436
4.50%, 1/15/2030	101,000	97,594
7.88%, 9/30/2031	100,000	115,261
7.95%, 4/15/2032	150,000	174,060

Investments	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
3.50%, 12/1/2029	303,000	281,493
3.13%, 3/24/2031	200,000	177,514
6.25%, 3/15/2033	400,000	426,321
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	202,000	182,749
Enbridge, Inc.
5.70%, 3/8/2033	200,000	206,328
Series 16-A, 6.00%, 1/15/2077(c)	300,000	288,723
5.50%, 7/15/2077(c)	200,000	186,262
6.25%, 3/1/2078(c)	202,000	192,756
Series 20-A, 5.75%, 7/15/2080(c)	200,000	187,070
7.38%, 1/15/2083(c)	100,000	99,808
8.50%, 1/15/2084(c)	100,000	106,910
Energy Transfer LP
4.05%, 3/15/2025	250,000	246,650
2.90%, 5/15/2025	350,000	339,752
5.95%, 12/1/2025	250,000	252,572
4.75%, 1/15/2026	500,000	496,877
3.90%, 7/15/2026	100,000	97,308
6.05%, 12/1/2026	300,000	308,146
4.40%, 3/15/2027	200,000	196,358
4.20%, 4/15/2027	150,000	146,429
5.50%, 6/1/2027	500,000	507,102
4.00%, 10/1/2027	100,000	96,584
5.55%, 2/15/2028	220,000	223,871
4.95%, 5/15/2028	200,000	199,372
4.95%, 6/15/2028	250,000	249,533
5.25%, 4/15/2029	300,000	303,142
4.15%, 9/15/2029	100,000	95,571
3.75%, 5/15/2030	500,000	462,318
6.40%, 12/1/2030	400,000	426,025
5.75%, 2/15/2033	350,000	358,420
6.55%, 12/1/2033	275,000	296,522
Enterprise Products Operating LLC
3.75%, 2/15/2025	198,000	195,670
5.05%, 1/10/2026	200,000	201,465
3.70%, 2/15/2026	170,000	166,860
4.15%, 10/16/2028	281,000	276,322
3.13%, 7/31/2029	432,000	401,640
2.80%, 1/31/2030	457,000	412,190
5.35%, 1/31/2033	502,000	522,102
Series D, 6.88%, 3/1/2033	200,000	228,009
Series E, 5.25%, 8/16/2077(c)	302,000	290,840
5.38%, 2/15/2078(c)	200,000	186,355
EOG Resources, Inc.
3.15%, 4/1/2025	250,000	245,373
4.38%, 4/15/2030	202,000	200,220
EQT Corp.
7.00%, 2/1/2030(a)	50,000	53,612
Exxon Mobil Corp.
2.71%, 3/6/2025	236,000	230,584
2.99%, 3/19/2025	480,000	470,735
3.48%, 3/19/2030	400,000	379,337

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.61%, 10/15/2030	201,000	179,869
Hess Corp.
7.88%, 10/1/2029	100,000	114,218
HF Sinclair Corp.
5.88%, 4/1/2026	290,000	293,266
5.00%, 2/1/2028(e)	200,000	194,103
4.50%, 10/1/2030	100,000	94,919
Kinder Morgan Energy Partners LP
7.40%, 3/15/2031	150,000	167,394
Kinder Morgan, Inc.
4.30%, 3/1/2028	500,000	490,021
7.80%, 8/1/2031	252,000	286,438
7.75%, 1/15/2032	200,000	228,785
4.80%, 2/1/2033	250,000	239,506
5.20%, 6/1/2033	500,000	496,051
Magellan Midstream Partners LP
5.00%, 3/1/2026	202,000	202,409
3.25%, 6/1/2030	200,000	181,863
Marathon Oil Corp.
4.40%, 7/15/2027	251,000	245,638
Marathon Petroleum Corp.
4.70%, 5/1/2025	352,000	349,561
3.80%, 4/1/2028	202,000	194,566
MPLX LP
4.00%, 2/15/2025	250,000	246,484
4.88%, 6/1/2025	214,000	213,008
1.75%, 3/1/2026	302,000	282,957
4.13%, 3/1/2027	200,000	195,947
4.25%, 12/1/2027	200,000	195,903
4.00%, 3/15/2028	400,000	387,357
4.80%, 2/15/2029	100,000	99,446
2.65%, 8/15/2030	300,000	260,203
4.95%, 9/1/2032	300,000	292,682
5.00%, 3/1/2033	200,000	195,672
Occidental Petroleum Corp.
5.88%, 9/1/2025	150,000	151,015
5.50%, 12/1/2025	370,000	371,352
5.55%, 3/15/2026	300,000	301,908
3.40%, 4/15/2026	100,000	96,107
8.50%, 7/15/2027	120,000	131,116
6.38%, 9/1/2028	110,000	115,447
3.50%, 8/15/2029	100,000	89,108
8.88%, 7/15/2030	362,000	424,371
6.63%, 9/1/2030	403,000	428,752
6.13%, 1/1/2031	350,000	363,317
7.50%, 5/1/2031	275,000	306,195
7.88%, 9/15/2031	300,000	341,383
ONEOK, Inc.
5.85%, 1/15/2026	100,000	101,429
4.00%, 7/13/2027	190,000	184,784
4.55%, 7/15/2028	110,000	108,766
4.35%, 3/15/2029	200,000	194,950
3.40%, 9/1/2029	200,000	184,960
3.10%, 3/15/2030	229,000	206,095
6.35%, 1/15/2031	210,000	223,367
6.10%, 11/15/2032	150,000	157,870
6.05%, 9/1/2033	250,000	262,500

Investments	Principal Amount ($)	Value ($)
Phillips 66
1.30%, 2/15/2026	150,000	139,679
3.90%, 3/15/2028	100,000	97,428
Phillips 66 Co.
3.61%, 2/15/2025	100,000	98,397
3.55%, 10/1/2026	100,000	97,045
3.75%, 3/1/2028	150,000	144,639
3.15%, 12/15/2029	100,000	91,664
5.30%, 6/30/2033	165,000	168,718
Pioneer Natural Resources Co.
1.13%, 1/15/2026	200,000	186,611
5.10%, 3/29/2026	350,000	352,418
1.90%, 8/15/2030	300,000	255,601
2.15%, 1/15/2031	225,000	191,667
Plains All American Pipeline LP
4.65%, 10/15/2025	350,000	347,374
4.50%, 12/15/2026	250,000	247,675
3.55%, 12/15/2029	352,000	323,929
3.80%, 9/15/2030	200,000	184,756
Sabine Pass Liquefaction LLC
4.20%, 3/15/2028	250,000	244,772
4.50%, 5/15/2030	300,000	292,851
Spectra Energy Partners LP
3.50%, 3/15/2025	100,000	98,197
Suncor Energy, Inc.
7.88%, 6/15/2026	150,000	159,502
7.15%, 2/1/2032	150,000	167,524
Targa Resources Corp.
4.20%, 2/1/2033	150,000	137,312
Targa Resources Partners LP
5.50%, 3/1/2030	275,000	273,688
4.88%, 2/1/2031	200,000	191,800
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	108,360
Texas Eastern Transmission LP
7.00%, 7/15/2032	100,000	111,573
Tosco Corp.
8.13%, 2/15/2030	152,000	178,562
Transcanada Trust
Series 16-A, 5.88%, 8/15/2076(c)	150,000	144,100
5.50%, 9/15/2079(c)	200,000	178,139
5.60%, 3/7/2082(c)	25,000	21,947
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/2028	62,000	60,308
Valero Energy Corp.
2.85%, 4/15/2025	100,000	97,021
3.40%, 9/15/2026	100,000	96,336
2.15%, 9/15/2027	100,000	91,883
4.35%, 6/1/2028	200,000	197,648
2.80%, 12/1/2031	200,000	171,976
7.50%, 4/15/2032	200,000	232,305
Valero Energy Partners LP
4.50%, 3/15/2028	200,000	197,371
Western Midstream Operating LP
3.10%, 2/1/2025(a)	200,000	194,888
4.65%, 7/1/2026	252,000	248,200

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.50%, 3/1/2028	250,000	242,551
4.05%, 2/1/2030(a)	400,000	373,894
6.15%, 4/1/2033	300,000	309,222
Williams Cos., Inc. (The)
4.00%, 9/15/2025	200,000	196,636
2.60%, 3/15/2031	100,000	85,468
7.75%, 6/15/2031	100,000	112,766
8.75%, 3/15/2032(a)	100,000	121,430

		39,342,035

Paper & Forest Products - 0.1%
Suzano Austria GmbH
6.00%, 1/15/2029	252,000	253,643

Personal Care Products - 0.0%(b)
Conopco, Inc.
6.63%, 4/15/2028	90,000	97,785

Pharmaceuticals - 1.0%
Eli Lilly & Co.
3.38%, 3/15/2029	183,000	175,792
4.70%, 2/27/2033	200,000	203,749
Merck & Co., Inc.
3.40%, 3/7/2029	300,000	286,584
4.30%, 5/17/2030	250,000	248,300
1.45%, 6/24/2030	250,000	208,926
2.15%, 12/10/2031	320,000	270,658
4.50%, 5/17/2033	275,000	273,744
Royalty Pharma plc
1.20%, 9/2/2025	232,000	217,551
Zoetis, Inc.
4.50%, 11/13/2025	400,000	398,029
5.40%, 11/14/2025	250,000	252,409
3.00%, 9/12/2027	226,000	214,710
3.90%, 8/20/2028	252,000	246,333
2.00%, 5/15/2030	200,000	170,786
5.60%, 11/16/2032	200,000	211,572

		3,379,143

Professional Services - 1.0%
Automatic Data Processing, Inc.
3.38%, 9/15/2025	50,000	49,109
1.70%, 5/15/2028	200,000	180,527
1.25%, 9/1/2030	151,000	124,076
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	200,000	193,321
2.90%, 12/1/2029	252,000	226,936
2.60%, 5/1/2031	300,000	255,107
Equifax, Inc.
2.60%, 12/15/2025	100,000	95,769
3.25%, 6/1/2026	100,000	96,307
5.10%, 12/15/2027	100,000	100,842
5.10%, 6/1/2028	375,000	379,386
3.10%, 5/15/2030	202,000	181,712
2.35%, 9/15/2031	300,000	248,884
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028	150,000	156,736
5.90%, 3/1/2033	150,000	153,025

Investments	Principal Amount ($)	Value ($)
Verisk Analytics, Inc.
4.00%, 6/15/2025	400,000	394,640
4.13%, 3/15/2029	252,000	245,716
5.75%, 4/1/2033	100,000	106,203

		3,188,296

Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.88%, 3/1/2026	200,000	199,282
2.50%, 4/1/2031	151,000	126,406

		325,688

Residential REITs - 0.8%
American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028	200,000	194,466
REIT, 4.90%, 2/15/2029	162,000	160,746
AvalonBay Communities, Inc.
REIT, 3.45%, 6/1/2025	151,000	147,921
REIT, 3.50%, 11/15/2025	50,000	48,912
REIT, 2.30%, 3/1/2030	200,000	174,832
ERP Operating LP
REIT, 3.00%, 7/1/2029	28,000	25,775
Essential Properties LP
REIT, 2.95%, 7/15/2031	100,000	79,483
Essex Portfolio LP
REIT, 3.50%, 4/1/2025	100,000	97,851
REIT, 3.63%, 5/1/2027	200,000	191,096
REIT, 1.70%, 3/1/2028	250,000	219,504
REIT, 4.00%, 3/1/2029	151,000	144,401
REIT, 3.00%, 1/15/2030	252,000	224,926
REIT, 1.65%, 1/15/2031	100,000	79,475
REIT, 2.65%, 3/15/2032	150,000	125,430
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028	300,000	265,694
REIT, 2.00%, 8/15/2031	100,000	79,104
Mid-America Apartments LP
REIT, 3.95%, 3/15/2029	28,000	27,111
REIT, 2.75%, 3/15/2030	151,000	134,789
Tanger Properties LP
REIT, 3.13%, 9/1/2026	200,000	187,609
REIT, 3.88%, 7/15/2027	100,000	91,894
REIT, 2.75%, 9/1/2031	100,000	82,034

		2,783,053

Retail REITs - 0.9%
Agree LP
REIT, 2.00%, 6/15/2028	202,000	177,178
REIT, 2.90%, 10/1/2030	150,000	129,667
REIT, 4.80%, 10/1/2032	150,000	142,674
Brixmor Operating Partnership LP
REIT, 3.85%, 2/1/2025	250,000	245,367
REIT, 4.13%, 6/15/2026	252,000	245,152
REIT, 4.13%, 5/15/2029	252,000	239,282
REIT, 4.05%, 7/1/2030	151,000	141,215
NNN REIT, Inc.
REIT, 4.00%, 11/15/2025	50,000	49,038
REIT, 3.60%, 12/15/2026	200,000	192,552
REIT, 3.50%, 10/15/2027	151,000	143,402
REIT, 4.30%, 10/15/2028	91,000	88,620
REIT, 2.50%, 4/15/2030	100,000	86,131

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
REIT, 5.60%, 10/15/2033	250,000	255,707
Phillips Edison Grocery Center Operating Partnership I LP
REIT, 2.63%, 11/15/2031	100,000	81,596
Realty Income Corp.
REIT, 4.90%, 7/15/2033	50,000	48,975
Regency Centers LP
REIT, 4.13%, 3/15/2028	200,000	192,689
REIT, 2.95%, 9/15/2029	150,000	134,989
REIT, 3.70%, 6/15/2030	252,000	234,320

		2,828,554

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.
3.50%, 12/5/2026	100,000	97,677
Broadcom Corp.
3.88%, 1/15/2027	794,000	773,424
3.50%, 1/15/2028	300,000	286,749
Broadcom, Inc.
3.15%, 11/15/2025	350,000	339,496
3.46%, 9/15/2026	200,000	193,581
1.95%, 2/15/2028(e)	275,000	246,909
4.11%, 9/15/2028	405,000	394,289
4.00%, 4/15/2029(e)	300,000	288,773
4.75%, 4/15/2029	580,000	579,597
5.00%, 4/15/2030	250,000	253,535
4.15%, 11/15/2030	500,000	476,909
2.45%, 2/15/2031(e)	800,000	681,274
4.15%, 4/15/2032(e)	350,000	330,099
4.30%, 11/15/2032	600,000	569,511
2.60%, 2/15/2033(e)	800,000	657,156
3.42%, 4/15/2033(e)	865,000	759,622
Lam Research Corp.
3.75%, 3/15/2026	300,000	294,832
4.00%, 3/15/2029	150,000	146,988
Microchip Technology, Inc.
4.25%, 9/1/2025	400,000	394,547
NXP BV
2.70%, 5/1/2025	150,000	145,106
3.88%, 6/18/2026	100,000	97,429
3.15%, 5/1/2027	100,000	94,955
4.30%, 6/18/2029	250,000	242,138
3.40%, 5/1/2030	252,000	230,331
5.00%, 1/15/2033	200,000	197,165
Qorvo, Inc.
4.38%, 10/15/2029	202,000	190,208
Skyworks Solutions, Inc.
1.80%, 6/1/2026	201,000	187,239
3.00%, 6/1/2031	100,000	85,673
Texas Instruments, Inc.
4.90%, 3/14/2033	400,000	411,149
TSMC Arizona Corp.
1.75%, 10/25/2026	500,000	462,131
3.88%, 4/22/2027	252,000	246,450
2.50%, 10/25/2031	500,000	428,240

		10,783,182

Investments	Principal Amount ($)	Value ($)
Software - 2.0%
Adobe, Inc.
3.25%, 2/1/2025	200,000	196,833
2.15%, 2/1/2027	162,000	152,117
2.30%, 2/1/2030	223,000	199,430
Autodesk, Inc.
4.38%, 6/15/2025	100,000	99,204
3.50%, 6/15/2027	210,000	203,307
2.85%, 1/15/2030	130,000	117,669
2.40%, 12/15/2031	350,000	296,282
Fortinet, Inc.
1.00%, 3/15/2026	50,000	46,070
2.20%, 3/15/2031	150,000	125,779
Intuit, Inc.
0.95%, 7/15/2025	100,000	94,600
1.35%, 7/15/2027	200,000	180,712
5.13%, 9/15/2028	250,000	256,745
1.65%, 7/15/2030	100,000	83,648
5.20%, 9/15/2033	200,000	207,455
Oracle Corp.
2.50%, 4/1/2025	200,000	194,014
2.95%, 5/15/2025	100,000	97,350
1.65%, 3/25/2026	100,000	93,456
6.25%, 11/9/2032	150,000	161,779
Roper Technologies, Inc.
1.00%, 9/15/2025	300,000	281,554
3.85%, 12/15/2025	100,000	98,522
3.80%, 12/15/2026	250,000	244,475
1.40%, 9/15/2027	250,000	223,407
4.20%, 9/15/2028	301,000	294,577
2.95%, 9/15/2029	200,000	182,894
2.00%, 6/30/2030	250,000	212,309
1.75%, 2/15/2031	252,000	205,423
ServiceNow, Inc.
1.40%, 9/1/2030	250,000	205,594
VMware LLC
4.50%, 5/15/2025	250,000	248,078
1.40%, 8/15/2026	453,000	414,641
4.65%, 5/15/2027	140,000	138,763
3.90%, 8/21/2027	300,000	290,212
1.80%, 8/15/2028	400,000	351,507
4.70%, 5/15/2030	192,000	188,848
2.20%, 8/15/2031	450,000	371,617

		6,758,871

Specialized REITs - 1.2%
American Tower Corp.
REIT, 2.40%, 3/15/2025	163,000	157,956
Crown Castle, Inc.
REIT, 1.05%, 7/15/2026	250,000	226,809
CubeSmart LP
REIT, 4.00%, 11/15/2025	101,000	98,821
REIT, 2.25%, 12/15/2028	300,000	264,926
REIT, 4.38%, 2/15/2029	150,000	145,965
REIT, 3.00%, 2/15/2030	200,000	177,823
REIT, 2.00%, 2/15/2031	100,000	81,302
REIT, 2.50%, 2/15/2032	150,000	124,022

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
EPR Properties
REIT, 4.50%, 4/1/2025	100,000	98,220
REIT, 4.50%, 6/1/2027	153,000	145,563
REIT, 4.95%, 4/15/2028	353,000	339,184
REIT, 3.75%, 8/15/2029	100,000	89,190
REIT, 3.60%, 11/15/2031	100,000	83,637
Equinix, Inc.
REIT, 1.45%, 5/15/2026	200,000	185,511
REIT, 3.20%, 11/18/2029	252,000	230,410
Public Storage Operating Co.
REIT, 0.88%, 2/15/2026	150,000	139,239
REIT, 1.85%, 5/1/2028	100,000	90,013
REIT, 1.95%, 11/9/2028	81,000	72,286
Weyerhaeuser Co.
REIT, 4.75%, 5/15/2026	250,000	248,716
REIT, 4.00%, 11/15/2029	276,000	263,519
REIT, 4.00%, 4/15/2030	504,000	480,493
REIT, 7.38%, 3/15/2032	150,000	173,241
REIT, 3.38%, 3/9/2033	150,000	132,111

		4,048,957

Specialty Retail - 2.3%
AutoZone, Inc.
3.25%, 4/15/2025	100,000	97,851
3.63%, 4/15/2025	200,000	196,711
3.13%, 4/21/2026	125,000	120,625
3.75%, 6/1/2027	100,000	97,079
4.50%, 2/1/2028	100,000	99,084
3.75%, 4/18/2029	150,000	143,172
4.00%, 4/15/2030	150,000	143,444
1.65%, 1/15/2031	150,000	121,041
4.75%, 8/1/2032	100,000	98,270
4.75%, 2/1/2033	150,000	146,828
5.20%, 8/1/2033	100,000	101,016
Best Buy Co., Inc.
4.45%, 10/1/2028	51,000	50,777
Home Depot, Inc. (The)
3.35%, 9/15/2025	250,000	245,136
3.00%, 4/1/2026	400,000	388,264
2.13%, 9/15/2026	250,000	235,843
2.80%, 9/14/2027	100,000	94,982
1.50%, 9/15/2028	200,000	177,052
3.90%, 12/6/2028	100,000	98,224
2.95%, 6/15/2029	351,000	327,502
2.70%, 4/15/2030	500,000	453,004
1.38%, 3/15/2031	150,000	121,552
1.88%, 9/15/2031	350,000	289,784
3.25%, 4/15/2032	328,000	298,800
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	291,952
3.60%, 9/1/2027	501,000	482,486
4.35%, 6/1/2028	200,000	198,169
3.90%, 6/1/2029	250,000	241,069
4.20%, 4/1/2030	50,000	48,382
1.75%, 3/15/2031	200,000	162,337
4.70%, 6/15/2032	250,000	246,352
Ross Stores, Inc.
0.88%, 4/15/2026	500,000	460,394

Investments	Principal Amount ($)	Value ($)
1.88%, 4/15/2031	150,000	123,402
TJX Cos., Inc. (The)
2.25%, 9/15/2026	490,000	464,811
3.88%, 4/15/2030	281,000	272,228
1.60%, 5/15/2031	150,000	123,671
Tractor Supply Co.
1.75%, 11/1/2030	250,000	204,801
5.25%, 5/15/2033	150,000	152,460

		7,618,555

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.
1.13%, 5/11/2025	454,000	434,711
3.20%, 5/13/2025	277,000	272,238
3.25%, 2/23/2026	723,000	706,176
2.45%, 8/4/2026	352,000	336,113
2.05%, 9/11/2026	532,000	501,411
3.35%, 2/9/2027	212,000	206,507
3.20%, 5/11/2027	200,000	193,292
2.90%, 9/12/2027	182,000	173,887
3.00%, 11/13/2027	222,000	212,952
1.20%, 2/8/2028	414,000	368,297
1.40%, 8/5/2028	404,000	358,420
3.25%, 8/8/2029	182,000	173,239
2.20%, 9/11/2029	242,000	217,881
1.65%, 5/11/2030	200,000	170,965
1.65%, 2/8/2031	402,000	336,793
3.35%, 8/8/2032	275,000	255,878
HP, Inc.
2.20%, 6/17/2025	250,000	240,196
3.00%, 6/17/2027	200,000	189,104
4.75%, 1/15/2028	250,000	250,255
4.00%, 4/15/2029	202,000	195,207
5.50%, 1/15/2033	150,000	153,216
NetApp, Inc.
1.88%, 6/22/2025	401,000	383,183
2.70%, 6/22/2030	150,000	132,066
Teledyne FLIR LLC
2.50%, 8/1/2030	250,000	215,484

		6,677,471

Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.
4.25%, 4/1/2025	100,000	98,666
7.05%, 11/27/2025	100,000	102,293
7.00%, 11/27/2026	200,000	206,291
4.13%, 7/15/2027	108,000	102,695
7.35%, 11/27/2028	350,000	366,603
7.70%, 11/27/2030	200,000	211,979
3.05%, 3/15/2032	50,000	39,990
7.85%, 11/27/2033	200,000	213,747

		1,342,264

Tobacco - 2.6%
Altria Group, Inc.
2.35%, 5/6/2025	312,000	301,528
4.40%, 2/14/2026	401,000	397,158
2.63%, 9/16/2026	171,000	162,384
4.80%, 2/14/2029	754,000	755,466
3.40%, 5/6/2030	303,000	276,294

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.45%, 2/4/2032	600,000	490,572
6.88%, 11/1/2033	100,000	110,135
BAT Capital Corp.
2.26%, 3/25/2028	181,000	162,468
Philip Morris International, Inc.
1.50%, 5/1/2025	155,000	148,945
3.38%, 8/11/2025	200,000	195,990
5.00%, 11/17/2025	100,000	100,487
4.88%, 2/13/2026	475,000	476,397
2.75%, 2/25/2026	195,000	187,393
0.88%, 5/1/2026	211,000	193,995
5.13%, 11/17/2027	273,000	277,469
4.88%, 2/15/2028	650,000	655,385
3.13%, 3/2/2028	350,000	330,497
5.25%, 9/7/2028	100,000	102,556
3.38%, 8/15/2029	200,000	187,214
5.63%, 11/17/2029	400,000	417,459
5.13%, 2/15/2030	820,000	833,511
2.10%, 5/1/2030	250,000	215,146
5.50%, 9/7/2030	200,000	207,261
1.75%, 11/1/2030	200,000	165,198
5.75%, 11/17/2032	350,000	366,325
5.38%, 2/15/2033	500,000	510,298
5.63%, 9/7/2033	400,000	414,657

		8,642,188

Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.25%, 3/1/2025	100,000	97,653
3.63%, 12/1/2027	202,000	191,772
3.13%, 12/1/2030	100,000	87,085
Aircastle Ltd.
4.25%, 6/15/2026	252,000	244,620
WW Grainger, Inc.
1.85%, 2/15/2025	100,000	96,837

		717,967

Water Utilities - 0.0%(b)
American Water Capital Corp.
2.80%, 5/1/2030	100,000	89,859

Wireless Telecommunication Services - 0.0%(b)
T-Mobile USA, Inc.
3.88%, 4/15/2030	165,000	156,041

TOTAL CORPORATE BONDS (COST $316,452,284)		318,231,995

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 1.2%

U.S. Treasury Notes
3.75%, 12/31/2028	2,000,000	1,988,594
3.88%, 8/15/2033	2,000,000	1,988,125

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,971,797)		3,976,719

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.1%(f)

REPURCHASE AGREEMENTS - 0.1%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $381,275, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $3,021,927 (Cost $381,219)	381,219	381,219

Total Investments - 97.3% (Cost $320,805,300)		322,589,933
Other assets less liabilities - 2.7%		8,834,302

Net Assets - 100.0%		331,424,235

(a)   Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2024.

(b) Represents less than 0.05% of net assets.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)   The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $104,293,824, collateralized in the form of cash with a value of $381,219 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $810,250 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 29, 2024 – August 15, 2053; a total value of $1,191,469.

(e)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $381,219.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Security Type	% of Net Assets
Corporate Bonds	96.0%
U.S. Treasury Obligations	1.2
Securities Lending Reinvestments	0.1
Others(1)	2.7

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2024 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.3%

Aerospace & Defense - 1.6%
Boeing Co. (The)
5.81%, 5/1/2050	50,000	50,072
5.93%, 5/1/2060	50,000	49,922
Howmet Aerospace, Inc.
5.95%, 2/1/2037	25,000	25,746
Lockheed Martin Corp.
Series B, 6.15%, 9/1/2036	25,000	28,020
5.72%, 6/1/2040(a)	25,000	26,904
4.09%, 9/15/2052	60,000	51,918
4.15%, 6/15/2053	30,000	26,147
5.70%, 11/15/2054	35,000	38,361
5.20%, 2/15/2055	25,000	25,635
4.30%, 6/15/2062	45,000	39,403
5.90%, 11/15/2063	65,000	73,365
Northrop Grumman Corp.
5.05%, 11/15/2040	25,000	24,623
Precision Castparts Corp.
4.20%, 6/15/2035	25,000	23,632
3.90%, 1/15/2043	50,000	42,625

		526,373

Automobile Components - 0.1%
Aptiv plc
4.15%, 5/1/2052	25,000	19,917
Lear Corp.
5.25%, 5/15/2049	25,000	23,038

		42,955

Banks - 6.7%
Bank of America Corp.
7.75%, 5/14/2038	40,000	49,233
2.68%, 6/19/2041(b)	20,000	14,435
3.31%, 4/22/2042(b)	15,000	11,838
3.95%, 1/23/2049(b)	10,000	8,352
4.08%, 3/20/2051(b)	50,000	41,737
Citigroup, Inc.
3.88%, 1/24/2039(b)	25,000	21,699
5.32%, 3/26/2041(b)	75,000	75,475
5.88%, 1/30/2042	100,000	107,817
6.68%, 9/13/2043	75,000	85,535
5.30%, 5/6/2044	75,000	72,989
4.75%, 5/18/2046	145,000	130,607
4.65%, 7/23/2048	25,000	23,107
6.88%, 2/15/2098	25,000	29,460
Fifth Third Bancorp
8.25%, 3/1/2038	20,000	24,052
HSBC Holdings plc
6.50%, 9/15/2037	100,000	104,768
6.80%, 6/1/2038	200,000	218,342
JPMorgan Chase & Co.
6.40%, 5/15/2038	10,000	11,483
3.88%, 7/24/2038(b)	25,000	22,005

Investments	Principal Amount ($)	Value ($)
5.60%, 7/15/2041	25,000	26,545
5.63%, 8/16/2043	25,000	26,228
4.95%, 6/1/2045	25,000	24,102
4.26%, 2/22/2048(b)	25,000	22,045
3.11%, 4/22/2051(b)	25,000	17,836
3.33%, 4/22/2052(b)	50,000	36,736
Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	160,306
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039	10,000	8,784
Regions Financial Corp.
7.38%, 12/10/2037	50,000	57,177
Wells Fargo & Co.
3.07%, 4/30/2041(b)	40,000	30,339
5.38%, 11/2/2043	40,000	39,370
5.61%, 1/15/2044	100,000	100,544
4.65%, 11/4/2044	45,000	40,002
4.90%, 11/17/2045	150,000	137,624
4.40%, 6/14/2046	125,000	106,569
4.75%, 12/7/2046	125,000	111,816
5.01%, 4/4/2051(b)	40,000	38,208
4.61%, 4/25/2053(b)	50,000	44,805
Westpac Banking Corp.
4.42%, 7/24/2039	75,000	66,534
2.96%, 11/16/2040	75,000	52,684
3.13%, 11/18/2041	75,000	53,226

		2,254,414

Beverages - 1.6%
Brown-Forman Corp.
4.00%, 4/15/2038	50,000	45,068
Coca-Cola Co. (The)
2.50%, 6/1/2040	110,000	82,159
2.50%, 3/15/2051	100,000	65,359
2.75%, 6/1/2060	10,000	6,633
Constellation Brands, Inc.
5.25%, 11/15/2048	30,000	29,419
3.75%, 5/1/2050	50,000	39,000
PepsiCo, Inc.
5.50%, 1/15/2040	40,000	42,766
3.50%, 3/19/2040	25,000	21,066
4.00%, 3/5/2042	25,000	22,500
3.60%, 8/13/2042	30,000	24,990
4.25%, 10/22/2044	25,000	22,314
4.60%, 7/17/2045	25,000	23,202
4.20%, 7/18/2052	35,000	31,475
4.65%, 2/15/2053	35,000	34,019
3.88%, 3/19/2060	45,000	37,509

		527,479

Biotechnology - 0.6%
AbbVie, Inc.
4.50%, 5/14/2035	5,000	4,880
4.05%, 11/21/2039	20,000	18,094
4.25%, 11/21/2049	50,000	43,914

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Amgen, Inc.
5.65%, 3/2/2053	30,000	30,909
4.40%, 2/22/2062	60,000	49,959
5.75%, 3/2/2063	30,000	30,914
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	50,000	32,394

		211,064

Broadline Retail - 0.5%
Alibaba Group Holding Ltd.
3.15%, 2/9/2051	250,000	164,256

Building Products - 0.5%
Masco Corp.
4.50%, 5/15/2047	25,000	21,235
3.13%, 2/15/2051	25,000	17,115
Owens Corning
7.00%, 12/1/2036(a)	25,000	28,403
4.40%, 1/30/2048	15,000	12,861
Trane Technologies Financing Ltd.
4.65%, 11/1/2044	25,000	23,213
4.50%, 3/21/2049	20,000	18,305
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043	30,000	31,909

		153,041

Capital Markets - 2.0%
CI Financial Corp.
4.10%, 6/15/2051	20,000	12,157
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	50,000	55,616
3.21%, 4/22/2042(b)	10,000	7,715
2.91%, 7/21/2042(b)	15,000	11,092
3.44%, 2/24/2043(b)	10,000	7,890
5.15%, 5/22/2045	25,000	24,592
4.75%, 10/21/2045	15,000	14,235
Moody’s Corp.
2.75%, 8/19/2041	55,000	39,985
5.25%, 7/15/2044	50,000	50,243
4.88%, 12/17/2048	35,000	32,946
3.25%, 5/20/2050	10,000	7,244
3.75%, 2/25/2052	25,000	20,078
2.55%, 8/18/2060	10,000	5,675
3.10%, 11/29/2061	45,000	29,957
Morgan Stanley
3.22%, 4/22/2042(b)	25,000	19,413
6.38%, 7/24/2042	20,000	22,902
4.30%, 1/27/2045	30,000	26,804
5.60%, 3/24/2051(b)	25,000	26,838
Nasdaq, Inc.
3.95%, 3/7/2052	30,000	23,911
6.10%, 6/28/2063	60,000	64,702
S&P Global, Inc.
6.55%, 11/15/2037	20,000	22,423
4.50%, 5/15/2048	20,000	17,091
3.25%, 12/1/2049	50,000	36,574
3.70%, 3/1/2052	75,000	59,829
3.90%, 3/1/2062	30,000	24,350

		664,262

Investments	Principal Amount ($)	Value ($)
Chemicals - 2.6%
Albemarle Corp.
5.65%, 6/1/2052	25,000	23,264
CF Industries, Inc.
5.15%, 3/15/2034	20,000	19,725
4.95%, 6/1/2043	55,000	50,427
5.38%, 3/15/2044	55,000	53,105
Dow Chemical Co. (The)
9.40%, 5/15/2039	10,000	13,798
6.90%, 5/15/2053	50,000	59,303
Ecolab, Inc.
5.50%, 12/8/2041	25,000	26,123
FMC Corp.
4.50%, 10/1/2049	25,000	19,308
Linde, Inc.
3.55%, 11/7/2042	25,000	20,592
LYB International Finance BV
5.25%, 7/15/2043	50,000	47,472
4.88%, 3/15/2044	75,000	68,843
LYB International Finance III LLC
3.38%, 10/1/2040	50,000	38,412
4.20%, 10/15/2049	80,000	63,999
4.20%, 5/1/2050	80,000	63,711
3.63%, 4/1/2051	85,000	61,272
3.80%, 10/1/2060	20,000	14,163
LyondellBasell Industries NV
4.63%, 2/26/2055	75,000	63,364
Mosaic Co. (The)
5.63%, 11/15/2043	20,000	19,564
PPG Industries, Inc.
5.50%, 11/15/2040	25,000	24,157
RPM International, Inc.
5.25%, 6/1/2045	20,000	18,993
4.25%, 1/15/2048	20,000	16,412
Sherwin-Williams Co. (The)
4.00%, 12/15/2042	25,000	21,019
4.55%, 8/1/2045	25,000	22,316
3.80%, 8/15/2049	40,000	31,988
3.30%, 5/15/2050	30,000	21,652

		882,982

Commercial Services & Supplies - 0.3%
Republic Services, Inc.
5.00%, 4/1/2034	50,000	50,507
5.70%, 5/15/2041	25,000	26,873
Waste Management, Inc.
3.90%, 3/1/2035	25,000	22,499
2.95%, 6/1/2041	15,000	11,464

		111,343

Communications Equipment - 1.2%
Cisco Systems, Inc.
5.90%, 2/15/2039	145,000	160,113
5.50%, 1/15/2040	145,000	154,717
Juniper Networks, Inc.
5.95%, 3/15/2041	30,000	30,479
Motorola Solutions, Inc.
5.50%, 9/1/2044	30,000	29,663

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Nokia OYJ
6.63%, 5/15/2039	25,000	24,565

		399,537

Construction & Engineering - 0.2%
Quanta Services, Inc.
3.05%, 10/1/2041	20,000	14,275
Valmont Industries, Inc.
5.00%, 10/1/2044	25,000	22,231
5.25%, 10/1/2054	25,000	21,899

		58,405

Construction Materials - 0.2%
Lafarge SA
7.13%, 7/15/2036	25,000	28,595
Vulcan Materials Co.
4.50%, 6/15/2047	50,000	44,657

		73,252

Consumer Staples Distribution & Retail - 1.4%
Kroger Co. (The)
6.90%, 4/15/2038	25,000	28,547
5.40%, 7/15/2040	25,000	24,475
5.00%, 4/15/2042	25,000	23,427
5.15%, 8/1/2043	25,000	23,850
Sysco Corp.
6.60%, 4/1/2040	35,000	39,242
4.85%, 10/1/2045	50,000	46,680
4.50%, 4/1/2046	35,000	30,694
4.45%, 3/15/2048	50,000	43,441
6.60%, 4/1/2050	120,000	139,728
3.15%, 12/14/2051	20,000	14,049
Walmart, Inc.
4.88%, 7/8/2040	25,000	25,330
4.50%, 4/15/2053	25,000	23,741

		463,204

Containers & Packaging - 0.1%
Packaging Corp. of America
3.05%, 10/1/2051	75,000	51,642

Diversified REITs - 0.1%
VICI Properties LP
REIT, 5.63%, 5/15/2052	50,000	47,117

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
3.65%, 9/15/2059	50,000	35,290
Bell Canada (The)
4.46%, 4/1/2048	50,000	44,583
4.30%, 7/29/2049	15,000	12,837
Telefonica Emisiones SA
5.21%, 3/8/2047	20,000	18,565
TELUS Corp.
4.30%, 6/15/2049	15,000	12,624

		123,899

Electric Utilities - 4.1%
Alabama Power Co.
5.50%, 3/15/2041	20,000	20,069
Series 11-C, 5.20%, 6/1/2041	25,000	24,460

Investments	Principal Amount ($)	Value ($)
4.10%, 1/15/2042	25,000	20,771
3.00%, 3/15/2052	25,000	17,225
Arizona Public Service Co.
4.70%, 1/15/2044	25,000	21,312
Cleco Corporate Holdings LLC
4.97%, 5/1/2046(a)	10,000	8,466
Duke Energy Corp.
3.50%, 6/15/2051	50,000	36,125
Duke Energy Indiana LLC
4.20%, 3/15/2042	25,000	21,338
Series YYY, 3.25%, 10/1/2049	25,000	17,653
5.40%, 4/1/2053	35,000	34,944
Emera US Finance LP
4.75%, 6/15/2046	30,000	24,790
Georgia Power Co.
5.40%, 6/1/2040	20,000	19,521
Series 10-C, 4.75%, 9/1/2040	25,000	23,483
4.30%, 3/15/2042	10,000	8,853
Idaho Power Co.
5.50%, 3/15/2053	25,000	25,166
5.80%, 4/1/2054	50,000	52,596
Interstate Power and Light Co.
6.25%, 7/15/2039	25,000	26,966
4.70%, 10/15/2043	25,000	21,820
3.10%, 11/30/2051	25,000	16,510
Kentucky Utilities Co.
5.13%, 11/1/2040	50,000	48,670
4.38%, 10/1/2045	25,000	21,637
3.30%, 6/1/2050	35,000	25,125
Louisville Gas and Electric Co.
5.13%, 11/15/2040	20,000	18,835
MidAmerican Energy Co.
2.70%, 8/1/2052	25,000	15,944
Mississippi Power Co.
Series 12-A, 4.25%, 3/15/2042	25,000	21,379
Series B, 3.10%, 7/30/2051	25,000	16,712
Nevada Power Co.
Series R, 6.75%, 7/1/2037	25,000	28,088
5.38%, 9/15/2040	25,000	24,690
5.45%, 5/15/2041	25,000	24,543
Series EE, 3.13%, 8/1/2050	25,000	16,987
Series GG, 5.90%, 5/1/2053	25,000	26,417
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040	50,000	51,515
5.25%, 5/15/2041	25,000	23,993
5.60%, 4/1/2053	30,000	31,297
Pacific Gas and Electric Co.
4.95%, 7/1/2050	15,000	13,072
PacifiCorp
6.10%, 8/1/2036	25,000	26,283
5.75%, 4/1/2037	25,000	25,788
6.25%, 10/15/2037	25,000	26,637
6.00%, 1/15/2039	25,000	26,207

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.13%, 1/15/2049	25,000	20,045
4.15%, 2/15/2050	25,000	20,006
3.30%, 3/15/2051	25,000	17,048
2.90%, 6/15/2052	50,000	31,782
5.35%, 12/1/2053	25,000	23,646
5.50%, 5/15/2054	25,000	24,150
5.80%, 1/15/2055	25,000	25,046
PPL Electric Utilities Corp.
5.20%, 7/15/2041	20,000	19,530
Public Service Co. of Colorado
4.75%, 8/15/2041	25,000	22,688
Series 34, 3.20%, 3/1/2050	20,000	14,009
Public Service Electric and Gas Co.
5.38%, 11/1/2039	25,000	24,971
Southwestern Public Service Co.
4.50%, 8/15/2041	25,000	22,106
Series 8, 3.15%, 5/1/2050	50,000	33,786
Tucson Electric Power Co.
5.50%, 4/15/2053	35,000	35,380
Union Electric Co.
3.25%, 10/1/2049	25,000	17,463
3.90%, 4/1/2052	40,000	32,261
Xcel Energy, Inc.
4.80%, 9/15/2041	25,000	22,518

		1,362,322

Electrical Equipment - 0.5%
ABB Finance USA, Inc.
4.38%, 5/8/2042	25,000	22,735
Eaton Corp.
4.70%, 8/23/2052	30,000	28,812
Emerson Electric Co.
6.13%, 4/15/2039	25,000	27,401
2.75%, 10/15/2050	25,000	16,722
2.80%, 12/21/2051	25,000	16,716
Rockwell Automation, Inc.
6.25%, 12/1/2037	25,000	27,777
2.80%, 8/15/2061	25,000	15,662

		155,825

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.
4.75%, 3/15/2042	35,000	32,283
5.35%, 11/15/2048	35,000	34,829
5.85%, 11/15/2068	25,000	25,179
5.45%, 11/15/2079	50,000	48,480
Tyco Electronics Group SA
7.13%, 10/1/2037	40,000	47,268

		188,039

Entertainment - 0.1%
Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	34,408

Financial Services - 2.3%
Corebridge Financial, Inc.
4.35%, 4/5/2042	50,000	42,796
Fidelity National Information Services, Inc.
5.63%, 7/15/2052	15,000	15,337

Investments	Principal Amount ($)	Value ($)
Fiserv, Inc.
4.40%, 7/1/2049	145,000	126,276
Global Payments, Inc.
4.15%, 8/15/2049	10,000	7,910
Mastercard, Inc.
3.80%, 11/21/2046	25,000	21,533
3.95%, 2/26/2048	30,000	26,259
3.85%, 3/26/2050	100,000	85,505
2.95%, 3/15/2051	20,000	14,464
Shell International Finance BV
6.38%, 12/15/2038	20,000	23,000
Visa, Inc.
2.70%, 4/15/2040	80,000	61,111
4.30%, 12/14/2045	250,000	229,990
3.65%, 9/15/2047	55,000	45,774
Voya Financial, Inc.
5.70%, 7/15/2043	30,000	29,784
Western Union Co. (The)
6.20%, 11/17/2036	35,000	36,092
6.20%, 6/21/2040	20,000	20,524

		786,355

Food Products - 0.7%
General Mills, Inc.
5.40%, 6/15/2040	25,000	25,113
4.15%, 2/15/2043	25,000	21,316
Hershey Co. (The)
2.65%, 6/1/2050	10,000	6,697
Ingredion, Inc.
6.63%, 4/15/2037	25,000	27,662
3.90%, 6/1/2050	35,000	25,649
J M Smucker Co. (The)
6.50%, 11/15/2053	30,000	33,896
Kraft Heinz Foods Co.
6.88%, 1/26/2039	25,000	29,055
Mead Johnson Nutrition Co.
5.90%, 11/1/2039	25,000	27,138
4.60%, 6/1/2044	25,000	23,120

		219,646

Gas Utilities - 0.4%
Atmos Energy Corp.
3.38%, 9/15/2049	25,000	18,559
2.85%, 2/15/2052	50,000	33,112
5.75%, 10/15/2052	25,000	27,134
6.20%, 11/15/2053	25,000	28,609
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/2050	25,000	17,138

		124,552

Ground Transportation - 3.5%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	25,000	28,052
5.75%, 5/1/2040	40,000	43,081
5.40%, 6/1/2041	50,000	51,964
4.40%, 3/15/2042	75,000	69,228
4.45%, 3/15/2043	100,000	92,881
5.15%, 9/1/2043	50,000	50,888
4.55%, 9/1/2044	25,000	23,242
4.15%, 12/15/2048	5,000	4,326

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.05%, 2/15/2051	75,000	53,408
3.30%, 9/15/2051	65,000	48,687
2.88%, 6/15/2052	90,000	61,554
4.45%, 1/15/2053	70,000	64,076
5.20%, 4/15/2054	80,000	81,537
Canadian National Railway Co.
6.20%, 6/1/2036	50,000	55,758
4.40%, 8/5/2052	45,000	41,059
Canadian Pacific Railway Co.
5.75%, 1/15/2042	50,000	50,516
6.13%, 9/15/2115	50,000	54,984
CSX Corp.
5.50%, 4/15/2041	25,000	25,969
4.50%, 8/1/2054	15,000	13,583
4.25%, 11/1/2066	50,000	41,765
4.65%, 3/1/2068	25,000	22,539
Norfolk Southern Corp.
5.10%, 8/1/2118	25,000	22,625
4.10%, 5/15/2121	15,000	11,215
Union Pacific Corp.
3.95%, 8/15/2059	25,000	20,344
3.84%, 3/20/2060	50,000	39,897
3.55%, 5/20/2061	25,000	18,628
5.15%, 1/20/2063	25,000	24,997
4.10%, 9/15/2067	25,000	20,485
3.75%, 2/5/2070	30,000	22,904
3.80%, 4/6/2071	25,000	19,286

		1,179,478

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories
6.15%, 11/30/2037	40,000	45,537
5.30%, 5/27/2040	25,000	26,505
Boston Scientific Corp.
4.55%, 3/1/2039	75,000	72,033
4.70%, 3/1/2049	10,000	9,432
Stryker Corp.
4.10%, 4/1/2043	25,000	22,059
4.38%, 5/15/2044	25,000	22,608
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035	25,000	22,544

		220,718

Health Care Providers & Services - 3.1%
Cardinal Health, Inc.
4.60%, 3/15/2043	30,000	26,453
4.37%, 6/15/2047	110,000	93,361
Cencora, Inc.
4.25%, 3/1/2045	35,000	31,294
4.30%, 12/15/2047	35,000	31,182
Elevance Health, Inc.
6.38%, 6/15/2037	25,000	27,626
4.65%, 8/15/2044	50,000	46,128
4.85%, 8/15/2054	25,000	21,889
HCA, Inc.
5.25%, 6/15/2049	30,000	27,767
McKesson Corp.
4.88%, 3/15/2044	25,000	22,452

Investments	Principal Amount ($)	Value ($)
OhioHealth Corp.
2.83%, 11/15/2041	10,000	7,421
Series 2020, 3.04%, 11/15/2050	20,000	14,476
Quest Diagnostics, Inc.
4.70%, 3/30/2045	25,000	22,586
UnitedHealth Group, Inc.
6.63%, 11/15/2037	100,000	117,250
4.75%, 5/15/2052	30,000	28,415
5.88%, 2/15/2053	75,000	83,239
5.05%, 4/15/2053	25,000	24,844
3.88%, 8/15/2059	100,000	80,163
3.13%, 5/15/2060	50,000	34,603
4.95%, 5/15/2062	75,000	72,486
6.05%, 2/15/2063	110,000	125,560
5.20%, 4/15/2063	100,000	100,226

		1,039,421

Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.
4.55%, 2/15/2048	20,000	16,553
Marriott International, Inc.
4.50%, 10/1/2034	25,000	23,061
McDonald’s Corp.
4.70%, 12/9/2035	50,000	49,395
6.30%, 10/15/2037	50,000	56,272
6.30%, 3/1/2038	45,000	50,852
5.70%, 2/1/2039	25,000	26,770
3.70%, 2/15/2042	35,000	29,270
3.63%, 5/1/2043	10,000	8,121
4.60%, 5/26/2045	40,000	37,198
4.88%, 12/9/2045	65,000	62,948
4.45%, 3/1/2047	65,000	58,490
4.45%, 9/1/2048	70,000	63,224
3.63%, 9/1/2049	120,000	93,995
4.20%, 4/1/2050	50,000	42,916
5.15%, 9/9/2052	65,000	64,934

		683,999

Household Durables - 0.2%
MDC Holdings, Inc.
6.00%, 1/15/2043	20,000	20,290
3.97%, 8/6/2061	25,000	18,409
PulteGroup, Inc.
6.00%, 2/15/2035	25,000	26,472

		65,171

Household Products - 0.6%
Church & Dwight Co., Inc.
5.00%, 6/15/2052	50,000	48,631
Kimberly-Clark Corp.
6.63%, 8/1/2037	50,000	59,453
5.30%, 3/1/2041	25,000	25,673
3.70%, 6/1/2043	25,000	19,853
3.20%, 7/30/2046	25,000	18,929
3.90%, 5/4/2047	25,000	20,801

		193,340

Independent Power and Renewable Electricity Producers - 0.8%
Constellation Energy Generation LLC
6.25%, 10/1/2039	25,000	26,736

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.75%, 10/1/2041	25,000	24,995
5.60%, 6/15/2042	50,000	49,739
6.50%, 10/1/2053	75,000	83,827
Southern Power Co.
5.15%, 9/15/2041	50,000	47,210
5.25%, 7/15/2043	25,000	23,677
Series F, 4.95%, 12/15/2046	25,000	22,704

		278,888

Industrial Conglomerates - 0.2%
Honeywell International, Inc.
5.70%, 3/15/2036	50,000	54,274

Insurance - 6.6%
Aflac, Inc.
6.45%, 8/15/2040	20,000	22,222
4.00%, 10/15/2046	25,000	20,616
4.75%, 1/15/2049	50,000	47,249
Alleghany Corp.
4.90%, 9/15/2044	25,000	24,219
3.25%, 8/15/2051	25,000	18,692
American Financial Group, Inc.
4.50%, 6/15/2047	35,000	29,365
Aon Corp.
3.90%, 2/28/2052	50,000	39,412
Aon Global Ltd.
4.45%, 5/24/2043	50,000	42,210
4.60%, 6/14/2044	55,000	49,255
4.75%, 5/15/2045	80,000	73,078
Arch Capital Group Ltd.
7.35%, 5/1/2034	20,000	22,913
3.64%, 6/30/2050	165,000	126,573
Arthur J Gallagher & Co.
6.50%, 2/15/2034	25,000	27,425
3.50%, 5/20/2051	70,000	50,782
3.05%, 3/9/2052	10,000	6,515
5.75%, 3/2/2053	45,000	45,924
6.75%, 2/15/2054	45,000	52,016
Assurant, Inc.
6.75%, 2/15/2034	25,000	26,617
Athene Holding Ltd.
3.95%, 5/25/2051	50,000	37,702
3.45%, 5/15/2052	10,000	6,801
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	55,000	61,344
4.30%, 5/15/2043	35,000	32,615
4.20%, 8/15/2048	25,000	22,603
2.85%, 10/15/2050	10,000	6,908
3.85%, 3/15/2052	190,000	157,187
Brown & Brown, Inc.
4.95%, 3/17/2052	50,000	44,583
Cincinnati Financial Corp.
6.13%, 11/1/2034	25,000	26,425
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/2044	25,000	23,094
Hartford Financial Services Group, Inc. (The)
5.95%, 10/15/2036	25,000	26,608

Investments	Principal Amount ($)	Value ($)
6.63%, 3/30/2040	25,000	27,364
6.10%, 10/1/2041	25,000	26,786
4.30%, 4/15/2043	25,000	21,799
4.40%, 3/15/2048	35,000	30,964
Markel Group, Inc.
5.00%, 3/30/2043	25,000	22,933
5.00%, 4/5/2046	35,000	32,181
5.00%, 5/20/2049	50,000	46,057
4.15%, 9/17/2050	50,000	40,177
3.45%, 5/7/2052	25,000	17,613
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039	25,000	24,468
4.35%, 1/30/2047	25,000	21,987
4.20%, 3/1/2048	50,000	43,186
4.90%, 3/15/2049	35,000	33,492
2.90%, 12/15/2051	35,000	23,211
6.25%, 11/1/2052	45,000	51,179
5.45%, 3/15/2053	50,000	51,903
5.70%, 9/15/2053	75,000	80,717
MetLife, Inc.
10.75%, 8/1/2039	20,000	27,104
Old Republic International Corp.
3.85%, 6/11/2051	50,000	37,281
Principal Financial Group, Inc.
6.05%, 10/15/2036	10,000	10,738
4.63%, 9/15/2042	25,000	22,984
4.35%, 5/15/2043	25,000	22,469
4.30%, 11/15/2046	25,000	21,304
5.50%, 3/15/2053	20,000	20,146
Progressive Corp. (The)
4.35%, 4/25/2044	25,000	22,854
Prudential Financial, Inc.
4.35%, 2/25/2050	5,000	4,390
Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	24,045
Transatlantic Holdings, Inc.
8.00%, 11/30/2039	25,000	33,051
Travelers Cos., Inc. (The)
5.45%, 5/25/2053	10,000	10,644
Trinity Acquisition plc
6.13%, 8/15/2043	25,000	25,078
Unum Group
5.75%, 8/15/2042	25,000	24,856
4.13%, 6/15/2051	20,000	15,150
W R Berkley Corp.
4.75%, 8/1/2044	25,000	22,260
4.00%, 5/12/2050	20,000	15,679
3.55%, 3/30/2052	70,000	49,409
3.15%, 9/30/2061	20,000	12,433
Willis North America, Inc.
5.05%, 9/15/2048	30,000	27,451

		2,216,296

Interactive Media & Services - 1.8%
Meta Platforms, Inc.
4.45%, 8/15/2052	230,000	207,019
5.60%, 5/15/2053	150,000	160,080
4.65%, 8/15/2062	100,000	91,677

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.75%, 5/15/2063	135,000	146,412

		605,188

IT Services - 1.9%
International Business Machines Corp.
4.15%, 5/15/2039	90,000	81,794
5.60%, 11/30/2039	50,000	53,296
4.00%, 6/20/2042	105,000	91,346
4.25%, 5/15/2049	270,000	234,749
2.95%, 5/15/2050	10,000	6,815
3.43%, 2/9/2052	10,000	7,400
4.90%, 7/27/2052	130,000	124,327
5.10%, 2/6/2053	20,000	19,583
7.13%, 12/1/2096	25,000	31,426

		650,736

Leisure Products - 0.1%
Brunswick Corp.
5.10%, 4/1/2052	15,000	12,149
Mattel, Inc.
6.20%, 10/1/2040	25,000	24,701

		36,850

Machinery - 0.8%
Dover Corp.
6.60%, 3/15/2038	25,000	27,950
5.38%, 3/1/2041	25,000	25,060
Fortive Corp.
4.30%, 6/15/2046	50,000	42,062
Illinois Tool Works, Inc.
4.88%, 9/15/2041	45,000	44,891
Otis Worldwide Corp.
3.11%, 2/15/2040	25,000	19,853
3.36%, 2/15/2050	50,000	37,631
Snap-on, Inc.
4.10%, 3/1/2048	25,000	21,601
3.10%, 5/1/2050	25,000	18,039
Xylem, Inc.
4.38%, 11/1/2046	25,000	21,737

		258,824

Media - 2.9%
Charter Communications Operating LLC
6.48%, 10/23/2045	110,000	105,787
5.38%, 5/1/2047	110,000	92,083
5.75%, 4/1/2048	100,000	87,184
5.13%, 7/1/2049	25,000	19,912
4.80%, 3/1/2050	80,000	61,073
4.40%, 12/1/2061	75,000	50,418
5.50%, 4/1/2063	25,000	20,291
Comcast Corp.
6.45%, 3/15/2037	25,000	28,176
6.40%, 3/1/2040	25,000	27,525
2.89%, 11/1/2051	25,000	16,551
5.35%, 5/15/2053	15,000	15,289
2.94%, 11/1/2056	35,000	22,619
2.99%, 11/1/2063	50,000	31,584
Fox Corp.
5.48%, 1/25/2039	100,000	97,922
5.58%, 1/25/2049	100,000	96,012

Investments	Principal Amount ($)	Value ($)
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041	45,000	34,017
5.40%, 10/1/2048	30,000	28,221
Time Warner Cable LLC
6.75%, 6/15/2039	60,000	59,602
5.88%, 11/15/2040	20,000	18,167
5.50%, 9/1/2041	45,000	39,606
4.50%, 9/15/2042	25,000	19,763

		971,802

Metals & Mining - 1.3%
ArcelorMittal SA
7.00%, 10/15/2039(a)	50,000	54,494
6.75%, 3/1/2041(a)	35,000	36,701
Freeport-McMoRan, Inc.
5.45%, 3/15/2043	20,000	19,238
Nucor Corp.
6.40%, 12/1/2037	20,000	22,588
2.98%, 12/15/2055	25,000	16,734
Reliance Steel & Aluminum Co.
6.85%, 11/15/2036	25,000	27,309
Rio Tinto Alcan, Inc.
5.75%, 6/1/2035	50,000	52,533
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	80,000	81,472
Southern Copper Corp.
5.88%, 4/23/2045	25,000	25,210
Steel Dynamics, Inc.
3.25%, 10/15/2050	20,000	13,667
Vale Overseas Ltd.
6.88%, 11/21/2036	30,000	32,474
6.88%, 11/10/2039	25,000	27,208
Vale SA
5.63%, 9/11/2042	35,000	34,383

		444,011

Multi-Utilities - 1.7%
Ameren Illinois Co.
4.80%, 12/15/2043	20,000	18,280
4.30%, 7/1/2044	20,000	17,082
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	35,000	37,966
5.95%, 5/15/2037	25,000	26,711
5.15%, 11/15/2043	25,000	24,776
3.80%, 7/15/2048	25,000	19,632
4.45%, 1/15/2049	25,000	21,685
4.25%, 10/15/2050	25,000	20,789
2.85%, 5/15/2051	50,000	33,357
4.60%, 5/1/2053	20,000	17,667
Consolidated Edison Co. of New York, Inc.
Series 09-C, 5.50%, 12/1/2039	20,000	20,298
Series 12-A, 4.20%, 3/15/2042	25,000	21,537
4.63%, 12/1/2054	25,000	22,379
Series C, 4.30%, 12/1/2056	25,000	20,999
Series C, 4.00%, 11/15/2057	25,000	20,002
4.50%, 5/15/2058	25,000	21,794

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.70%, 11/15/2059	20,000	14,762
Series C, 3.00%, 12/1/2060	25,000	15,975
3.60%, 6/15/2061	20,000	14,844
Southern Co. Gas Capital Corp.
6.00%, 10/1/2034	20,000	20,384
5.88%, 3/15/2041	50,000	51,269
4.40%, 6/1/2043	25,000	21,309
3.95%, 10/1/2046	25,000	19,643
4.40%, 5/30/2047	25,000	21,193
Series 21A, 3.15%, 9/30/2051	25,000	16,857

		561,190

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.
REIT, 4.75%, 4/15/2035	20,000	19,258

Oil, Gas & Consumable Fuels - 17.9%
Apache Corp.
5.10%, 9/1/2040	125,000	107,218
5.25%, 2/1/2042	25,000	20,914
4.75%, 4/15/2043	25,000	19,671
5.35%, 7/1/2049	25,000	20,442
BP Capital Markets America, Inc.
3.38%, 2/8/2061	150,000	105,898
Canadian Natural Resources Ltd.
6.50%, 2/15/2037	35,000	37,326
6.25%, 3/15/2038	80,000	84,056
6.75%, 2/1/2039	50,000	54,435
4.95%, 6/1/2047	50,000	45,158
Cenovus Energy, Inc.
5.25%, 6/15/2037	10,000	9,575
6.75%, 11/15/2039	25,000	27,559
5.40%, 6/15/2047	37,000	34,836
3.75%, 2/15/2052	45,000	33,012
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	25,000	19,958
ConocoPhillips Co.
5.95%, 3/15/2046	25,000	26,838
3.80%, 3/15/2052	75,000	59,327
5.30%, 5/15/2053	40,000	40,434
5.55%, 3/15/2054	75,000	78,348
4.03%, 3/15/2062	130,000	103,883
5.70%, 9/15/2063	45,000	47,601
Continental Resources, Inc.
4.90%, 6/1/2044	50,000	40,916
Devon Energy Corp.
5.60%, 7/15/2041	90,000	86,765
4.75%, 5/15/2042	50,000	43,703
5.00%, 6/15/2045	65,000	57,821
Diamondback Energy, Inc.
4.40%, 3/24/2051	45,000	37,067
4.25%, 3/15/2052	55,000	44,177
6.25%, 3/15/2053	40,000	42,497
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043	25,000	22,485
4.60%, 12/15/2044	25,000	21,474
3.90%, 11/15/2049	25,000	18,244

Investments	Principal Amount ($)	Value ($)
Enbridge Energy Partners LP
5.50%, 9/15/2040	40,000	39,834
7.38%, 10/15/2045	45,000	52,954
Enbridge, Inc.
6.70%, 11/15/2053	25,000	28,887
Energy Transfer LP
6.63%, 10/15/2036	25,000	26,914
5.80%, 6/15/2038	25,000	25,257
7.50%, 7/1/2038	25,000	29,095
6.05%, 6/1/2041	15,000	15,205
6.50%, 2/1/2042	30,000	31,838
4.95%, 1/15/2043	25,000	21,752
5.15%, 2/1/2043	25,000	22,577
5.95%, 10/1/2043	25,000	24,807
5.30%, 4/1/2044	25,000	23,315
5.00%, 5/15/2044(a)	15,000	13,236
5.15%, 3/15/2045	25,000	22,945
5.35%, 5/15/2045	25,000	23,249
6.13%, 12/15/2045	40,000	40,816
5.30%, 4/15/2047	25,000	22,992
5.40%, 10/1/2047	60,000	55,786
6.00%, 6/15/2048	60,000	60,388
6.25%, 4/15/2049	75,000	77,821
5.00%, 5/15/2050	145,000	129,115
Enterprise Products Operating LLC
7.55%, 4/15/2038	50,000	61,423
6.45%, 9/1/2040	25,000	28,028
5.95%, 2/1/2041	50,000	53,922
4.85%, 8/15/2042	25,000	23,842
4.45%, 2/15/2043	100,000	91,156
4.85%, 3/15/2044	100,000	96,093
5.10%, 2/15/2045	100,000	98,235
3.70%, 1/31/2051	75,000	58,985
3.20%, 2/15/2052	50,000	35,862
3.30%, 2/15/2053	75,000	54,835
3.95%, 1/31/2060	75,000	59,996
EOG Resources, Inc.
5.10%, 1/15/2036	25,000	24,976
Exxon Mobil Corp.
4.33%, 3/19/2050	50,000	44,674
Kinder Morgan Energy Partners LP
6.50%, 2/1/2037	25,000	26,307
6.95%, 1/15/2038	50,000	55,305
6.50%, 9/1/2039	25,000	26,494
6.55%, 9/15/2040	25,000	26,573
7.50%, 11/15/2040	25,000	28,487
6.38%, 3/1/2041	25,000	25,897
5.63%, 9/1/2041	25,000	24,092
5.00%, 8/15/2042	50,000	44,842
4.70%, 11/1/2042	25,000	21,713
5.00%, 3/1/2043	50,000	44,994
5.50%, 3/1/2044	50,000	47,610
5.40%, 9/1/2044	75,000	70,290
Kinder Morgan, Inc.
5.30%, 12/1/2034	25,000	24,797
5.55%, 6/1/2045	75,000	72,278
5.05%, 2/15/2046	25,000	22,443
5.20%, 3/1/2048	25,000	22,842

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.60%, 2/15/2051	50,000	35,419
5.45%, 8/1/2052	40,000	38,098
Magellan Midstream Partners LP
4.20%, 12/1/2042	25,000	19,467
5.15%, 10/15/2043	25,000	23,244
4.20%, 3/15/2045	25,000	18,977
4.25%, 9/15/2046	25,000	20,202
4.20%, 10/3/2047	35,000	27,688
4.85%, 2/1/2049	25,000	21,982
3.95%, 3/1/2050	25,000	18,908
Marathon Oil Corp.
5.20%, 6/1/2045	20,000	17,732
Marathon Petroleum Corp.
6.50%, 3/1/2041	50,000	54,452
4.75%, 9/15/2044	25,000	22,568
5.85%, 12/15/2045	10,000	10,015
4.50%, 4/1/2048	15,000	12,684
5.00%, 9/15/2054	25,000	22,066
MPLX LP
4.50%, 4/15/2038	50,000	44,997
5.20%, 3/1/2047	50,000	46,396
5.20%, 12/1/2047	25,000	22,687
4.70%, 4/15/2048	50,000	43,068
5.50%, 2/15/2049	55,000	52,958
4.95%, 3/14/2052	50,000	44,426
5.65%, 3/1/2053	25,000	24,667
4.90%, 4/15/2058	25,000	21,352
Occidental Petroleum Corp.
6.45%, 9/15/2036	125,000	133,344
7.95%, 6/15/2039	30,000	35,030
6.20%, 3/15/2040	30,000	30,715
4.63%, 6/15/2045	25,000	20,500
6.60%, 3/15/2046	85,000	91,805
4.40%, 4/15/2046	25,000	20,499
4.10%, 2/15/2047	25,000	18,047
4.20%, 3/15/2048	10,000	7,718
4.40%, 8/15/2049	25,000	18,604
ONEOK Partners LP
6.65%, 10/1/2036	25,000	27,159
6.85%, 10/15/2037	25,000	27,361
6.13%, 2/1/2041	40,000	41,799
6.20%, 9/15/2043	25,000	26,145
ONEOK, Inc.
4.95%, 7/13/2047	25,000	22,388
5.20%, 7/15/2048	25,000	23,072
6.63%, 9/1/2053	65,000	71,581
Ovintiv, Inc.
7.10%, 7/15/2053	15,000	16,690
Phillips 66
3.30%, 3/15/2052	75,000	53,317
Plains All American Pipeline LP
6.65%, 1/15/2037	50,000	53,836
5.15%, 6/1/2042	25,000	22,753
4.30%, 1/31/2043	25,000	20,274
4.70%, 6/15/2044	50,000	42,658
4.90%, 2/15/2045	50,000	43,736
Spectra Energy Partners LP
5.95%, 9/25/2043	30,000	30,732

Investments	Principal Amount ($)	Value ($)
Suncor Energy, Inc.
6.80%, 5/15/2038	75,000	82,508
6.50%, 6/15/2038	40,000	43,102
6.85%, 6/1/2039	25,000	27,804
4.00%, 11/15/2047	25,000	19,858
3.75%, 3/4/2051	20,000	15,011
Targa Resources Corp.
6.50%, 3/30/2034	25,000	26,956
4.95%, 4/15/2052	20,000	17,442
6.25%, 7/1/2052	10,000	10,336
6.50%, 2/15/2053	20,000	21,569
Valero Energy Corp.
6.63%, 6/15/2037	50,000	55,010
4.90%, 3/15/2045	50,000	46,169
3.65%, 12/1/2051	50,000	36,651
4.00%, 6/1/2052	30,000	23,459
Western Midstream Operating LP
5.45%, 4/1/2044	25,000	22,676
5.30%, 3/1/2048	60,000	52,602
5.25%, 2/1/2050(a)	100,000	89,373
Williams Cos., Inc. (The)
6.30%, 4/15/2040	40,000	42,790
5.80%, 11/15/2043	25,000	25,571
5.40%, 3/4/2044	25,000	24,157
5.75%, 6/24/2044	50,000	50,759
4.90%, 1/15/2045	25,000	22,801
5.10%, 9/15/2045	50,000	47,591
4.85%, 3/1/2048	25,000	22,742
3.50%, 10/15/2051	50,000	36,248
5.30%, 8/15/2052	50,000	48,596

		5,973,009

Pharmaceuticals - 3.6%
AstraZeneca plc
6.45%, 9/15/2037	25,000	29,120
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	10,000	8,547
3.70%, 3/15/2052	10,000	7,773
6.25%, 11/15/2053	25,000	28,291
3.90%, 3/15/2062	75,000	57,539
6.40%, 11/15/2063	90,000	103,439
Eli Lilly & Co.
5.55%, 3/15/2037	30,000	32,584
5.95%, 11/15/2037	25,000	27,760
4.88%, 2/27/2053	50,000	50,302
4.15%, 3/15/2059	35,000	30,789
2.50%, 9/15/2060	30,000	18,282
4.95%, 2/27/2063	75,000	76,049
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	20,000	23,244
Johnson & Johnson
3.63%, 3/3/2037	25,000	22,742
5.85%, 7/15/2038	50,000	56,828
2.45%, 9/1/2060	50,000	30,485
Merck & Co., Inc.
6.55%, 9/15/2037	25,000	28,710
4.15%, 5/18/2043	50,000	45,160
4.00%, 3/7/2049	25,000	21,586

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.75%, 12/10/2051	55,000	36,918
5.00%, 5/17/2053	110,000	110,192
2.90%, 12/10/2061	100,000	64,792
5.15%, 5/17/2063	75,000	76,272
Merck Sharp & Dohme Corp.
5.75%, 11/15/2036	25,000	27,131
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 5/19/2063	25,000	24,979
Zoetis, Inc.
4.70%, 2/1/2043	75,000	70,457
3.95%, 9/12/2047	25,000	20,735
4.45%, 8/20/2048	50,000	44,719
3.00%, 5/15/2050	25,000	17,667

		1,193,092

Professional Services - 0.2%
Verisk Analytics, Inc.
5.50%, 6/15/2045	25,000	24,222
3.63%, 5/15/2050	50,000	37,291

		61,513

Real Estate Management & Development - 0.2%
CBRE Services, Inc.
5.95%, 8/15/2034	55,000	56,903

Residential REITs - 0.1%
ERP Operating LP
REIT, 4.50%, 6/1/2045	25,000	21,146

Retail REITs - 0.2%
NNN REIT, Inc.
REIT, 4.80%, 10/15/2048	50,000	44,266
Regency Centers LP
REIT, 4.40%, 2/1/2047	10,000	8,280

		52,546

Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.
2.80%, 10/1/2041	100,000	73,651
Applied Materials, Inc.
5.10%, 10/1/2035	50,000	52,107
5.85%, 6/15/2041	45,000	49,399
Broadcom, Inc.
3.47%, 4/15/2034(c)	160,000	138,975
3.14%, 11/15/2035(c)	165,000	135,633
3.19%, 11/15/2036(c)	120,000	97,481
4.93%, 5/15/2037(c)	90,000	86,800
3.50%, 2/15/2041(c)	185,000	147,884
3.75%, 2/15/2051(c)	65,000	51,068
KLA Corp.
5.65%, 11/1/2034	25,000	26,708
5.00%, 3/15/2049	20,000	19,656
4.95%, 7/15/2052	75,000	73,692
5.25%, 7/15/2062	55,000	55,878
Lam Research Corp.
4.88%, 3/15/2049	30,000	29,204
3.13%, 6/15/2060	70,000	47,461
NVIDIA Corp.
3.70%, 4/1/2060	20,000	16,571

Investments	Principal Amount ($)	Value ($)
NXP BV
3.25%, 5/11/2041	70,000	53,159
3.13%, 2/15/2042	50,000	36,883
3.25%, 11/30/2051	20,000	13,958
QUALCOMM, Inc.
4.50%, 5/20/2052	50,000	45,853
6.00%, 5/20/2053	85,000	96,620
Texas Instruments, Inc.
3.88%, 3/15/2039	40,000	36,714
4.15%, 5/15/2048	100,000	88,272
2.70%, 9/15/2051	20,000	13,266
4.10%, 8/16/2052	10,000	8,655
5.00%, 3/14/2053	50,000	49,963
5.05%, 5/18/2063	100,000	99,535

		1,645,046

Software - 3.3%
Intuit, Inc.
5.50%, 9/15/2053	100,000	106,683
Microsoft Corp.
2.53%, 6/1/2050	45,000	30,031
2.92%, 3/17/2052	100,000	71,779
4.00%, 2/12/2055	25,000	22,058
4.75%, 11/3/2055	25,000	24,962
3.95%, 8/8/2056	25,000	21,471
4.50%, 2/6/2057	30,000	29,325
2.68%, 6/1/2060	115,000	75,761
3.04%, 3/17/2062	60,000	42,203
Oracle Corp.
3.80%, 11/15/2037	25,000	21,340
6.50%, 4/15/2038	25,000	27,603
6.13%, 7/8/2039	105,000	112,503
3.60%, 4/1/2040	100,000	79,972
3.65%, 3/25/2041	100,000	79,577
4.13%, 5/15/2045	100,000	82,146
3.60%, 4/1/2050	50,000	36,794
6.90%, 11/9/2052	100,000	117,432
4.38%, 5/15/2055	39,000	32,126
3.85%, 4/1/2060	95,000	68,970
Salesforce, Inc.
3.05%, 7/15/2061	25,000	16,984

		1,099,720

Specialized REITs - 0.0%(d)
Weyerhaeuser Co.
REIT, 4.00%, 3/9/2052	15,000	12,172

Specialty Retail - 2.7%
Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	25,000	18,104
Home Depot, Inc. (The)
5.88%, 12/16/2036	115,000	127,534
3.30%, 4/15/2040	5,000	4,106
5.40%, 9/15/2040	35,000	36,703
5.95%, 4/1/2041	50,000	55,585
4.20%, 4/1/2043	50,000	44,939
4.40%, 3/15/2045	25,000	23,083
4.25%, 4/1/2046	25,000	22,431
4.50%, 12/6/2048	20,000	18,492

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.38%, 3/15/2051	35,000	21,653
2.75%, 9/15/2051	35,000	23,414
3.63%, 4/15/2052	110,000	87,012
4.95%, 9/15/2052	25,000	24,679
3.50%, 9/15/2056	75,000	58,083
Lowe’s Cos., Inc.
4.25%, 4/1/2052	50,000	42,070
5.63%, 4/15/2053	50,000	51,934
4.45%, 4/1/2062	100,000	83,873
5.80%, 9/15/2062	75,000	78,612
5.85%, 4/1/2063	40,000	42,136
Tiffany & Co.
4.90%, 10/1/2044	25,000	23,835
TJX Cos., Inc. (The)
4.50%, 4/15/2050	25,000	23,423

		911,701

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.
2.38%, 2/8/2041	25,000	18,221
3.85%, 5/4/2043	50,000	44,233
3.45%, 2/9/2045	25,000	20,680
4.38%, 5/13/2045	25,000	23,661
4.65%, 2/23/2046	50,000	49,100
3.85%, 8/4/2046	25,000	21,646
2.65%, 5/11/2050	25,000	16,889
2.65%, 2/8/2051	100,000	67,332
2.70%, 8/5/2051	75,000	50,749
3.95%, 8/8/2052	75,000	64,334
4.85%, 5/10/2053	25,000	25,248
2.80%, 2/8/2061	125,000	83,169
2.85%, 8/5/2061	100,000	67,383
4.10%, 8/8/2062	100,000	87,014
Dell International LLC
8.35%, 7/15/2046	9,000	11,739
HP, Inc.
6.00%, 9/15/2041	80,000	84,073

		735,471

Tobacco - 4.2%
Altria Group, Inc.
5.80%, 2/14/2039	100,000	102,230
3.40%, 2/4/2041	40,000	29,603
4.25%, 8/9/2042	120,000	98,365
4.50%, 5/2/2043	40,000	34,090
5.38%, 1/31/2044	125,000	123,174
3.88%, 9/16/2046	45,000	33,945
5.95%, 2/14/2049	175,000	175,474
3.70%, 2/4/2051	50,000	34,836
4.00%, 2/4/2061	25,000	18,258
BAT Capital Corp.
4.39%, 8/15/2037	50,000	42,188
4.54%, 8/15/2047	75,000	57,442
4.76%, 9/6/2049	25,000	19,678
5.28%, 4/2/2050	50,000	42,260
5.65%, 3/16/2052	25,000	22,213
7.08%, 8/2/2053	50,000	53,059
Philip Morris International, Inc.
6.38%, 5/16/2038	110,000	123,155

Investments	Principal Amount ($)	Value ($)
4.38%, 11/15/2041	50,000	44,584
4.50%, 3/20/2042	50,000	44,795
3.88%, 8/21/2042	50,000	41,080
4.13%, 3/4/2043	55,000	46,444
4.88%, 11/15/2043	65,000	61,004
4.25%, 11/10/2044	100,000	86,195
Reynolds American, Inc.
5.70%, 8/15/2035	25,000	24,508
5.85%, 8/15/2045	50,000	46,289

		1,404,869

Trading Companies & Distributors - 0.3%
WW Grainger, Inc.
4.60%, 6/15/2045	50,000	47,110
3.75%, 5/15/2046	50,000	41,520
4.20%, 5/15/2047	10,000	8,878

		97,508

Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.
7.50%, 8/15/2038	10,000	11,503
T-Mobile USA, Inc.
4.38%, 4/15/2040	25,000	22,561
3.00%, 2/15/2041	30,000	22,418
4.50%, 4/15/2050	20,000	17,511
5.65%, 1/15/2053	20,000	20,641
5.75%, 1/15/2054	20,000	21,030
3.60%, 11/15/2060	25,000	18,031

		133,695

TOTAL CORPORATE BONDS (COST $33,005,944)		32,504,207

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 0.9%
U.S. Treasury Bonds 4.13%, 8/15/2053 (Cost $298,807)	300,000	294,984

Total Investments - 98.2% (Cost $33,304,751)		32,799,191
Other assets less liabilities - 1.8%		609,000

Net Assets - 100.0%		33,408,191

(a)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2024.

(b)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust

Security Type	% of Net Assets
Corporate Bonds	97.3%
U.S. Treasury Obligations	0.9
Others(1)	1.8

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2024 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 96.9%

Aerospace & Defense - 2.5%
Bombardier, Inc. 7.13%, 6/15/2026(a)	1,925,000	1,941,041
7.88%, 4/15/2027(a)	2,025,000	2,022,409
6.00%, 2/15/2028(a)	950,000	925,542
7.50%, 2/1/2029(a)	700,000	713,480
BWX Technologies, Inc. 4.13%, 6/30/2028(a)	790,000	741,668
4.13%, 4/15/2029(a)	859,000	795,709
F-Brasile SpA
Series NR, 7.38%, 8/15/2026(a)	1,650,000	1,631,437
TransDigm, Inc. 6.25%, 3/15/2026(a)	4,625,000	4,593,544
5.50%, 11/15/2027	5,860,000	5,701,245
6.75%, 8/15/2028(a)	4,495,000	4,568,552
4.63%, 1/15/2029	3,905,000	3,651,448
4.88%, 5/1/2029	2,401,000	2,243,986
6.88%, 12/15/2030(a)	1,520,000	1,555,583
Triumph Group, Inc. 7.75%, 8/15/2025	475,000	475,297
9.00%, 3/15/2028(a)	2,670,000	2,817,248

		34,378,189

Air Freight & Logistics - 0.2%
Rand Parent LLC 8.50%, 2/15/2030(a)	2,980,000	2,950,395

Automobile Components - 2.8%
Adient Global Holdings Ltd. 8.25%, 4/15/2031(a)	285,000	300,987
Allison Transmission, Inc. 3.75%, 1/30/2031(a)	803,000	702,310
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,140,000	1,136,054
6.88%, 7/1/2028	840,000	815,104
Clarios Global LP 8.50%, 5/15/2027(a)	485,000	483,671
Cooper-Standard Automotive, Inc. 13.50%, 3/31/2027(a)(b)	1,517,500	1,611,834
5.63%, 5/15/2027(a)(b)	2,000,000	1,458,417
Dana, Inc. 4.25%, 9/1/2030	150,000	131,155
Icahn Enterprises LP 6.38%, 12/15/2025	2,470,000	2,430,081
6.25%, 5/15/2026	5,040,000	4,828,852
5.25%, 5/15/2027	5,600,000	5,037,200
9.75%, 1/15/2029(a)	1,000,000	1,026,250
4.38%, 2/1/2029	2,570,000	2,147,775
IHO Verwaltungs GmbH 4.75%, 9/15/2026(a)	1,535,000	1,500,647
6.00%, 5/15/2027(a)	1,015,000	1,004,951

Investments	Principal Amount ($)	Value ($)
6.37%, 5/15/2029(a)(b)	935,000	929,481
Patrick Industries, Inc. 7.50%, 10/15/2027(a)	535,000	537,675
4.75%, 5/1/2029(a)	1,090,000	1,004,239
Tenneco, Inc. 8.00%, 11/17/2028(a)	11,160,000	9,721,811
ZF North America Capital, Inc. 4.75%, 4/29/2025(a)	1,000,000	984,884
6.88%, 4/14/2028(a)	615,000	633,510
7.13%, 4/14/2030(a)	240,000	253,194

		38,680,082

Automobiles - 0.8%
Jaguar Land Rover Automotive plc 7.75%, 10/15/2025(a)	640,000	646,133
4.50%, 10/1/2027(a)	2,235,000	2,115,517
5.88%, 1/15/2028(a)	3,176,000	3,121,402
5.50%, 7/15/2029(a)	1,857,000	1,779,970
Mclaren Finance plc 7.50%, 8/1/2026(a)	2,140,000	1,876,009
Thor Industries, Inc. 4.00%, 10/15/2029(a)	1,100,000	973,553
Winnebago Industries, Inc. 6.25%, 7/15/2028(a)	1,000,000	983,398

		11,495,982

Banks - 0.6%
Intesa Sanpaolo SpA 5.71%, 1/15/2026(a)	1,550,000	1,544,755
4.20%, 6/1/2032(a)(c)	690,000	571,408
4.95%, 6/1/2042(a)(c)	170,000	123,387
Texas Capital Bancshares, Inc. 4.00%, 5/6/2031(c)	2,080,000	1,915,753
UniCredit SpA 7.30%, 4/2/2034(a)(c)	2,760,000	2,854,700
5.46%, 6/30/2035(a)(c)	85,000	79,715
Valley National Bancorp 3.00%, 6/15/2031(c)	1,000,000	855,010

		7,944,728

Beverages - 0.0%(d)
Primo Water Holdings, Inc. 4.38%, 4/30/2029(a)	555,000	505,273

Broadline Retail - 0.8%
ANGI Group LLC 3.88%, 8/15/2028(a)	2,855,000	2,455,052
Go Daddy Operating Co. LLC 3.50%, 3/1/2029(a)	850,000	769,590
Kohl’s Corp. 5.55%, 7/17/2045	1,480,000	996,558
Macy’s Retail Holdings LLC 5.88%, 4/1/2029(a)	250,000	242,500
5.88%, 3/15/2030(a)	100,000	94,825
6.13%, 3/15/2032(a)	390,000	368,004
6.70%, 7/15/2034(a)	1,000,000	826,340
4.50%, 12/15/2034	826,000	692,746

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.13%, 1/15/2042	1,000,000	792,437
Millennium Escrow Corp. 6.63%, 8/1/2026(a)	2,505,000	1,602,671
NMG Holding Co., Inc. 7.13%, 4/1/2026(a)	1,000,000	975,015
QVC, Inc. 4.45%, 2/15/2025	1,020,000	987,303

		10,803,041

Building Products - 1.7%
ACProducts Holdings, Inc. 6.38%, 5/15/2029(a)	800,000	596,336
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028(a)	1,850,000	1,899,784
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028(a)	1,525,000	1,563,379
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029(a)	685,000	608,862
CP Atlas Buyer, Inc. 7.00%, 12/1/2028(a)	1,020,000	909,136
Eco Material Technologies, Inc. 7.88%, 1/31/2027(a)	1,080,000	1,079,341
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030(a)	2,460,000	2,484,772
Griffon Corp. 5.75%, 3/1/2028	2,140,000	2,097,200
James Hardie International Finance DAC 5.00%, 1/15/2028(a)	1,000,000	968,750
JELD-WEN, Inc. 4.88%, 12/15/2027(a)	466,000	441,869
Masonite International Corp. 3.50%, 2/15/2030(a)	135,000	116,139
MIWD Holdco II LLC 5.50%, 2/1/2030(a)	1,445,000	1,314,950
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028(a)	1,717,000	1,678,281
8.88%, 11/15/2031(a)	3,750,000	3,939,605
Standard Industries, Inc. 5.00%, 2/15/2027(a)	1,375,000	1,335,545
4.75%, 1/15/2028(a)	1,270,000	1,214,657
4.38%, 7/15/2030(a)	1,240,000	1,126,853
3.38%, 1/15/2031(a)	945,000	803,566

		24,179,025

Capital Markets - 0.3%
Aretec Group, Inc. 10.00%, 8/15/2030(a)	500,000	540,011
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	225,000	214,412
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029(a)	880,000	837,962
Dresdner Funding Trust I 8.15%, 6/30/2031(a)	900,000	997,960
Jane Street Group 4.50%, 11/15/2029(a)	250,000	228,548
Nomura Holdings, Inc. 2.65%, 1/16/2025	1,450,000	1,411,758

		4,230,651

Investments	Principal Amount ($)	Value ($)
Chemicals - 4.2%
Ashland, Inc. 3.38%, 9/1/2031(a)	2,540,000	2,143,497
6.88%, 5/15/2043	905,000	891,637
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028(a)	2,756,000	1,829,433
7.50%, 9/30/2029(a)	1,414,000	663,050
Cerdia Finanz GmbH 10.50%, 2/15/2027(a)	1,215,000	1,245,957
Chemours Co. (The) 5.38%, 5/15/2027	575,000	559,342
5.75%, 11/15/2028(a)	1,740,000	1,641,159
4.63%, 11/15/2029(a)	2,070,000	1,797,984
Cornerstone Chemical Co. 10.25%, 9/1/2027(a)	295,000	84,517
CVR Partners LP 6.13%, 6/15/2028(a)	2,455,000	2,313,838
Element Solutions, Inc. 3.88%, 9/1/2028(a)	605,000	552,698
FXI Holdings, Inc. 12.25%, 11/15/2026(a)	3,896,000	3,790,257
GPD Cos., Inc. 10.13%, 4/1/2026(a)	2,245,000	2,095,786
HB Fuller Co. 4.25%, 10/15/2028	625,000	580,396
Herens Holdco Sarl 4.75%, 5/15/2028(a)	1,610,000	1,356,180
INEOS Finance plc 6.75%, 5/15/2028(a)	1,910,000	1,867,838
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029(a)	1,000,000	1,050,120
Ingevity Corp. 3.88%, 11/1/2028(a)	1,400,000	1,233,463
LSB Industries, Inc. 6.25%, 10/15/2028(a)	1,320,000	1,253,463
Minerals Technologies, Inc. 5.00%, 7/1/2028(a)	755,000	722,014
NOVA Chemicals Corp. 5.00%, 5/1/2025(a)	2,847,000	2,775,827
5.25%, 6/1/2027(a)	6,145,000	5,714,566
8.50%, 11/15/2028(a)	2,300,000	2,406,904
4.25%, 5/15/2029(a)	2,995,000	2,522,398
Olympus Water US Holding Corp. 7.13%, 10/1/2027(a)	670,000	672,408
4.25%, 10/1/2028(a)	1,600,000	1,460,320
9.75%, 11/15/2028(a)	1,625,000	1,719,209
Polar US Borrower LLC 6.75%, 5/15/2026(a)	1,745,000	410,075
Rain Carbon, Inc. 12.25%, 9/1/2029(a)	2,575,000	2,549,147
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028(a)	1,903,000	1,767,088
SCIL IV LLC 5.38%, 11/1/2026(a)	1,180,000	1,147,064
SK Invictus Intermediate II Sarl 5.00%, 10/30/2029(a)	3,707,000	3,140,756

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
TPC Group, Inc. 13.00%, 12/16/2027(a)	2,000,000	2,032,608
Vibrantz Technologies, Inc. 9.00%, 2/15/2030(a)	1,665,000	1,381,950
WR Grace Holdings LLC 4.88%, 6/15/2027(a)	575,000	549,830
5.63%, 8/15/2029(a)	1,575,000	1,388,725

		59,311,504

Commercial Services & Supplies - 3.7%
ADT Security Corp. (The) 4.13%, 8/1/2029(a)	800,000	738,244
4.88%, 7/15/2032(a)	531,000	486,529
Allied Universal Holdco LLC 6.63%, 7/15/2026(a)	3,355,000	3,305,896
9.75%, 7/15/2027(a)	1,375,000	1,344,462
4.63%, 6/1/2028(a)	3,845,000	3,462,392
6.00%, 6/1/2029(a)	1,850,000	1,536,037
Aptim Corp. 7.75%, 6/15/2025(a)	550,000	525,246
APX Group, Inc. 6.75%, 2/15/2027(a)	1,300,000	1,299,964
5.75%, 7/15/2029(a)	4,515,000	4,287,869
Arrow Bidco LLC 10.75%, 6/15/2025(a)	1,000,000	1,032,032
Cimpress plc 7.00%, 6/15/2026	1,150,000	1,132,750
CoreCivic, Inc. 4.75%, 10/15/2027	490,000	460,600
Covanta Holding Corp. 4.88%, 12/1/2029(a)	570,000	492,304
5.00%, 9/1/2030	810,000	688,593
Deluxe Corp. 8.00%, 6/1/2029(a)	2,895,000	2,606,513
Garda World Security Corp. 4.63%, 2/15/2027(a)	925,000	874,125
9.50%, 11/1/2027(a)	1,020,000	1,026,156
7.75%, 2/15/2028(a)	300,000	305,293
GFL Environmental, Inc. 4.00%, 8/1/2028(a)	1,530,000	1,403,412
4.75%, 6/15/2029(a)	625,000	586,717
4.38%, 8/15/2029(a)	235,000	215,524
Interface, Inc. 5.50%, 12/1/2028(a)	1,355,000	1,268,063
Neptune Bidco US, Inc. 9.29%, 4/15/2029(a)	8,925,000	8,525,252
Pitney Bowes, Inc. 6.88%, 3/15/2027(a)	2,145,000	1,935,862
Prime Security Services Borrower LLC 5.75%, 4/15/2026(a)	3,195,000	3,193,503
3.38%, 8/31/2027(a)	2,180,000	2,008,109
6.25%, 1/15/2028(a)	3,870,000	3,835,129
Stericycle, Inc. 3.88%, 1/15/2029(a)	185,000	168,171
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026(a)	1,365,000	1,312,202
West Technology Group LLC 8.50%, 4/10/2027(a)	2,250,000	1,935,000

Investments	Principal Amount ($)	Value ($)
Williams Scotsman, Inc. 4.63%, 8/15/2028(a)	100,000	94,657

		52,086,606

Communications Equipment - 0.6%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	7,395,000	5,879,025
CommScope, Inc. 6.00%, 3/1/2026(a)	230,000	199,221
Viavi Solutions, Inc. 3.75%, 10/1/2029(a)	1,825,000	1,590,141

		7,668,387

Construction & Engineering - 1.4%
AECOM 5.13%, 3/15/2027	3,440,000	3,381,345
Arcosa, Inc. 4.38%, 4/15/2029(a)	850,000	791,954
Artera Services LLC 9.03%, 12/4/2025(a)	2,684,000	2,736,580
Brand Industrial Services, Inc. 10.38%, 8/1/2030(a)	4,565,000	4,821,781
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026(a)	1,095,000	1,078,652
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029(a)	1,093,000	987,365
7.50%, 4/15/2032(a)	1,391,000	1,281,621
HTA Group Ltd. 7.00%, 12/18/2025(a)	715,000	705,133
Railworks Holdings LP 8.25%, 11/15/2028(a)	675,000	673,065
VM Consolidated, Inc. 5.50%, 4/15/2029(a)	1,974,000	1,882,841
Weekley Homes LLC 4.88%, 9/15/2028(a)	570,000	531,249

		18,871,586

Construction Materials - 0.0%(d)
Knife River Corp. 7.75%, 5/1/2031(a)	120,000	126,048

Consumer Finance - 1.1%
Bread Financial Holdings, Inc. 9.75%, 3/15/2029(a)	750,000	749,092
Cobra Acquisition Co. LLC 6.38%, 11/1/2029(a)	830,000	674,375
Credit Acceptance Corp. 6.63%, 3/15/2026	715,000	714,853
Curo Group Holdings Corp. 7.50%, 8/1/2028(a)	1,000,000	360,000
Enova International, Inc. 8.50%, 9/15/2025(a)	170,000	168,086
11.25%, 12/15/2028(a)	2,000,000	2,091,500
FirstCash, Inc. 4.63%, 9/1/2028(a)	2,905,000	2,715,454
5.63%, 1/1/2030(a)	1,890,000	1,801,378
GGAM Finance Ltd. 8.00%, 2/15/2027(a)	550,000	566,626
goeasy Ltd. 4.38%, 5/1/2026(a)	925,000	882,120

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
LFS Topco LLC 5.88%, 10/15/2026(a)	1,345,000	1,236,782
Macquarie Airfinance Holdings Ltd. 8.38%, 5/1/2028(a)	805,000	845,612
OneMain Finance Corp. 7.13%, 3/15/2026	535,000	542,294
3.88%, 9/15/2028	300,000	263,278
PRA Group, Inc. 7.38%, 9/1/2025(a)	115,000	115,727
SLM Corp. 3.13%, 11/2/2026	200,000	187,264
Synchrony Financial 7.25%, 2/2/2033	600,000	599,655
World Acceptance Corp. 7.00%, 11/1/2026(a)	1,520,000	1,404,947

		15,919,043

Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos., Inc. 3.25%, 3/15/2026(a)	2,550,000	2,422,217
4.63%, 1/15/2027(a)	1,265,000	1,227,128
5.88%, 2/15/2028(a)	750,000	749,082
6.50%, 2/15/2028(a)	2,550,000	2,577,681
3.50%, 3/15/2029(a)	1,260,000	1,138,416
4.88%, 2/15/2030(a)	1,000,000	955,736
C&S Group Enterprises LLC 5.00%, 12/15/2028(a)	820,000	665,922
Ingles Markets, Inc. 4.00%, 6/15/2031(a)	1,875,000	1,657,144
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	940,000	916,781
4.25%, 8/1/2029(a)	3,090,000	2,831,474
United Natural Foods, Inc. 6.75%, 10/15/2028(a)	2,820,000	2,368,800
US Foods, Inc. 4.75%, 2/15/2029(a)	1,190,000	1,129,033
4.63%, 6/1/2030(a)	140,000	130,492

		18,769,906

Containers & Packaging - 2.1%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027(a)	300,000	296,604
3.25%, 9/1/2028(a)	220,000	192,273
4.00%, 9/1/2029(a)(e)	865,000	701,058
Cascades, Inc. 5.13%, 1/15/2026(a)	190,000	186,675
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029(a)	2,935,000	2,920,425
8.75%, 4/15/2030(a)	6,249,000	5,936,243
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)	2,900,000	2,588,351
Intelligent Packaging Ltd. Finco, Inc. 6.00%, 9/15/2028(a)	1,900,000	1,786,382
Iris Holding, Inc. 10.00%, 12/15/2028(a)	895,000	761,117
LABL, Inc. 10.50%, 7/15/2027(a)	1,525,000	1,458,117
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026(a)	4,370,000	4,415,677

Investments	Principal Amount ($)	Value ($)
9.25%, 4/15/2027(a)	2,897,000	2,796,345
Pactiv LLC 7.95%, 12/15/2025	195,000	197,814
Sealed Air Corp. 6.88%, 7/15/2033(a)	150,000	156,512
TriMas Corp. 4.13%, 4/15/2029(a)	2,300,000	2,047,738
Trivium Packaging Finance BV 5.50%, 8/15/2026(a)(f)	950,000	927,439
8.50%, 8/15/2027(a)(f)	1,310,000	1,278,295

		28,647,065

Distributors - 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028(a)	520,000	487,315
Resideo Funding, Inc. 4.00%, 9/1/2029(a)	660,000	571,902
Verde Purchaser LLC 10.50%, 11/30/2030(a)	2,250,000	2,323,440
Windsor Holdings III LLC 8.50%, 6/15/2030(a)	2,390,000	2,460,515

		5,843,172

Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. 5.50%, 3/1/2028(a)	855,000	806,966
Grand Canyon University 4.38%, 10/1/2026	500,000	476,250
5.13%, 10/1/2028	2,320,000	2,109,414
Signal Parent, Inc. 6.13%, 4/1/2029(a)	695,000	491,733
Sotheby’s 7.38%, 10/15/2027(a)	4,400,000	4,228,496
StoneMor, Inc. 8.50%, 5/15/2029(a)	905,000	699,113

		8,811,972

Diversified REITs - 1.2%
Iron Mountain Information Management Services, Inc.
REIT, 5.00%, 7/15/2032(a)	4,290,000	3,868,988
Uniti Group LP
REIT, 10.50%, 2/15/2028(a)(e)	5,905,000	6,011,000
REIT, 6.50%, 2/15/2029(a)	7,250,000	5,114,098
REIT, 6.00%, 1/15/2030(a)	3,000,000	1,987,500

		16,981,586

Diversified Telecommunication Services - 5.0%
Altice France SA 8.13%, 2/1/2027(a)	3,785,000	3,383,067
5.50%, 1/15/2028(a)	4,300,000	3,357,278
5.13%, 1/15/2029(a)	985,000	728,972
5.13%, 7/15/2029(a)	5,225,000	3,819,970
5.50%, 10/15/2029(a)	4,650,000	3,425,954
C&W Senior Financing DAC 6.88%, 9/15/2027(a)	990,000	938,025
CCO Holdings LLC 5.13%, 5/1/2027(a)	2,701,000	2,605,158
5.00%, 2/1/2028(a)	1,610,000	1,513,134
5.38%, 6/1/2029(a)	1,430,000	1,329,591
6.38%, 9/1/2029(a)	1,415,000	1,377,732

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.75%, 3/1/2030(a)	3,155,000	2,803,556
4.50%, 8/15/2030(a)	2,820,000	2,452,442
4.25%, 2/1/2031(a)	3,070,000	2,595,827
4.75%, 2/1/2032(a)	1,530,000	1,312,373
4.50%, 5/1/2032	2,657,000	2,216,628
4.50%, 6/1/2033(a)	4,990,000	4,092,779
4.25%, 1/15/2034(a)	1,880,000	1,494,793
Consolidated Communications, Inc. 6.50%, 10/1/2028(a)	500,000	430,000
Embarq Corp. 8.00%, 6/1/2036	2,450,000	1,453,022
Frontier Communications Holdings LLC 6.75%, 5/1/2029(a)	1,050,000	930,536
5.88%, 11/1/2029	500,000	423,692
6.00%, 1/15/2030(a)	800,000	678,376
8.75%, 5/15/2030(a)	30,000	30,732
Iliad Holding SASU 6.50%, 10/15/2026(a)	1,200,000	1,176,309
7.00%, 10/15/2028(a)	1,575,000	1,562,452
Intelsat Jackson Holdings SA 6.50%, 3/15/2030(a)	3,175,000	2,999,091
Lumen Technologies, Inc. 5.63%, 4/1/2025	400,000	359,328
5.13%, 12/15/2026(a)	1,810,000	1,144,825
4.00%, 2/15/2027(a)	4,360,000	2,272,692
Telesat Canada 5.63%, 12/6/2026(a)	1,175,000	710,875
4.88%, 6/1/2027(a)	860,000	507,400
Virgin Media Finance plc 5.00%, 7/15/2030(a)	5,385,000	4,809,396
Virgin Media Secured Finance plc 4.50%, 8/15/2030(a)	665,000	594,178
Windstream Escrow LLC 7.75%, 8/15/2028(a)	5,411,000	4,744,170
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)(e)	4,980,000	3,786,955
6.13%, 3/1/2028(a)	3,690,000	2,457,134

		70,518,442

Electric Utilities - 1.5%
Edison International 8.13%, 6/15/2053(c)	1,370,000	1,407,164
7.88%, 6/15/2054(c)	900,000	914,802
Emera, Inc.
Series 16-A, 6.75%, 6/15/2076(c)	6,900,000	6,761,301
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029(a)	1,345,000	1,214,937
NextEra Energy Operating Partners LP 3.88%, 10/15/2026(a)	1,960,000	1,853,150
4.50%, 9/15/2027(a)	1,570,000	1,474,287
NRG Energy, Inc. 3.38%, 2/15/2029(a)	129,000	113,797
5.25%, 6/15/2029(a)	1,530,000	1,467,056
3.63%, 2/15/2031(a)	935,000	801,989
3.88%, 2/15/2032(a)	870,000	746,077
Pattern Energy Operations LP 4.50%, 8/15/2028(a)	430,000	400,746

Investments	Principal Amount ($)	Value ($)
PG&E Corp. 5.00%, 7/1/2028	840,000	811,703
5.25%, 7/1/2030	835,000	797,333
Vistra Operations Co. LLC 5.63%, 2/15/2027(a)	2,410,000	2,373,992

		21,138,334

Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co. 4.20%, 3/15/2048	1,220,000	911,814
Likewize Corp. 9.75%, 10/15/2025(a)	821,000	832,136

		1,743,950

Energy Equipment & Services - 2.5%
Archrock Partners LP 6.88%, 4/1/2027(a)	1,060,000	1,062,650
6.25%, 4/1/2028(a)	1,755,000	1,735,379
Borr IHC Ltd. 10.00%, 11/15/2028(a)	5,800,000	6,001,330
CGG SA 8.75%, 4/1/2027(a)	980,000	863,488
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029(a)	1,700,000	1,783,738
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	1,890,000	1,842,882
Nine Energy Service, Inc. 13.00%, 2/1/2028	1,725,000	1,483,949
Noble Finance II LLC 8.00%, 4/15/2030(a)	2,060,000	2,139,195
Oceaneering International, Inc. 6.00%, 2/1/2028	330,000	322,380
Precision Drilling Corp. 6.88%, 1/15/2029(a)	865,000	851,004
Seadrill Finance Ltd. 8.38%, 8/1/2030(a)	1,950,000	2,028,956
USA Compression Partners LP 6.88%, 4/1/2026	1,680,000	1,670,133
6.88%, 9/1/2027	2,573,000	2,571,204
Valaris Ltd. 8.38%, 4/30/2030(a)	6,335,000	6,495,022
Weatherford International Ltd. 8.63%, 4/30/2030(a)	3,475,000	3,550,632

		34,401,942

Entertainment - 0.5%
Allen Media LLC 10.50%, 2/15/2028(a)	2,165,000	1,095,100
Banijay Entertainment SASU 8.13%, 5/1/2029(a)	1,000,000	1,033,997
Cinemark USA, Inc. 5.88%, 3/15/2026(a)	855,000	847,168
5.25%, 7/15/2028(a)	1,720,000	1,586,700
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029(a)	400,000	304,150
Live Nation Entertainment, Inc. 4.75%, 10/15/2027(a)	1,675,000	1,595,555

		6,462,670

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Financial Services - 2.1%
Freedom Mortgage Corp. 7.63%, 5/1/2026(a)	250,000	248,982
6.63%, 1/15/2027(a)	1,550,000	1,488,652
12.00%, 10/1/2028(a)	2,660,000	2,919,842
12.25%, 10/1/2030(a)	350,000	390,183
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031(a)	2,200,000	2,285,404
Jefferies Finance LLC 5.00%, 8/15/2028(a)	3,420,000	3,087,588
Jefferson Capital Holdings LLC 6.00%, 8/15/2026(a)	331,000	318,460
Midcap Financial Issuer Trust 6.50%, 5/1/2028(a)	3,420,000	3,123,452
5.63%, 1/15/2030(a)	1,380,000	1,176,450
Mobius Merger Sub, Inc. 9.00%, 6/1/2030(a)	250,000	246,750
Nationstar Mortgage Holdings, Inc. 5.00%, 2/1/2026(a)	830,000	808,918
6.00%, 1/15/2027(a)	1,450,000	1,421,756
5.50%, 8/15/2028(a)	1,851,000	1,757,785
5.13%, 12/15/2030(a)	275,000	247,174
5.75%, 11/15/2031(a)	220,000	202,779
NCR Atleos Corp. 9.50%, 4/1/2029(a)	1,300,000	1,394,380
Oxford Finance LLC 6.38%, 2/1/2027(a)	620,000	588,268
PennyMac Financial Services, Inc. 4.25%, 2/15/2029(a)	75,000	67,988
5.75%, 9/15/2031(a)	5,000	4,631
PHH Mortgage Corp. 7.88%, 3/15/2026(a)	2,030,000	1,872,675
Rocket Mortgage LLC 2.88%, 10/15/2026(a)	920,000	844,164
3.63%, 3/1/2029(a)	534,000	474,650
3.88%, 3/1/2031(a)	1,100,000	961,191
4.00%, 10/15/2033(a)	650,000	551,727
United Wholesale Mortgage LLC 5.50%, 11/15/2025(a)	645,000	637,023
5.75%, 6/15/2027(a)	1,015,000	995,991
5.50%, 4/15/2029(a)	1,495,000	1,411,799

		29,528,662

Food Products - 0.9%
B&G Foods, Inc. 5.25%, 9/15/2027(e)	1,220,000	1,100,384
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028(a)	250,000	243,299
4.13%, 1/31/2030(a)	2,695,000	2,459,254
4.38%, 1/31/2032(a)	3,003,000	2,694,948
Post Holdings, Inc. 5.63%, 1/15/2028(a)	2,010,000	1,978,046
5.50%, 12/15/2029(a)	1,400,000	1,353,256
4.63%, 4/15/2030(a)	1,329,000	1,222,213
4.50%, 9/15/2031(a)	1,040,000	934,175
Sigma Holdco BV 7.88%, 5/15/2026(a)	315,000	297,027

Investments	Principal Amount ($)	Value ($)
Simmons Foods, Inc. 4.63%, 3/1/2029(a)	645,000	554,553
TreeHouse Foods, Inc. 4.00%, 9/1/2028	50,000	44,600

		12,881,755

Gas Utilities - 0.2%
AmeriGas Partners LP 5.50%, 5/20/2025	1,515,000	1,488,087
Ferrellgas LP 5.38%, 4/1/2026(a)	1,115,000	1,098,512
Suburban Propane Partners LP 5.88%, 3/1/2027	735,000	729,039

		3,315,638

Ground Transportation - 1.2%
Albion Financing 1 Sarl 6.13%, 10/15/2026(a)	1,620,000	1,591,371
Albion Financing 2 Sarl 8.75%, 4/15/2027(a)	2,045,000	2,042,840
Carriage Purchaser, Inc. 7.88%, 10/15/2029(a)	755,000	641,750
EquipmentShare.com, Inc. 9.00%, 5/15/2028(a)	3,390,000	3,439,833
First Student Bidco, Inc. 4.00%, 7/31/2029(a)	555,000	488,533
GN Bondco LLC 9.50%, 10/15/2031(a)	2,490,000	2,455,763
Hertz Corp. (The) 4.63%, 12/1/2026(a)	1,265,000	1,137,716
5.00%, 12/1/2029(a)	3,660,000	2,892,431
NESCO Holdings II, Inc. 5.50%, 4/15/2029(a)	1,755,000	1,645,120
Uber Technologies, Inc. 4.50%, 8/15/2029(a)	250,000	236,635

		16,571,992

Health Care Equipment & Supplies - 0.5%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	320,000	304,653
Bausch & Lomb Escrow Corp. 8.38%, 10/1/2028(a)	1,350,000	1,400,720
Embecta Corp. 5.00%, 2/15/2030(a)	190,000	155,473
Garden Spinco Corp. 8.63%, 7/20/2030(a)	180,000	192,600
Hologic, Inc. 4.63%, 2/1/2028(a)	885,000	854,019
3.25%, 2/15/2029(a)	800,000	719,350
Medline Borrower LP 5.25%, 10/1/2029(a)	2,465,000	2,298,389
Teleflex, Inc. 4.63%, 11/15/2027	1,060,000	1,028,338
4.25%, 6/1/2028(a)	250,000	237,167
Varex Imaging Corp. 7.88%, 10/15/2027(a)	9,000	9,145

		7,199,854

Health Care Providers & Services - 3.4%
180 Medical, Inc. 3.88%, 10/15/2029(a)	200,000	178,768

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028(a)	1,190,000	1,163,335
5.00%, 4/15/2029(a)	150,000	143,062
AdaptHealth LLC 6.13%, 8/1/2028(a)	765,000	669,742
AHP Health Partners, Inc. 5.75%, 7/15/2029(a)	1,697,000	1,521,038
Community Health Systems, Inc. 8.00%, 3/15/2026(a)	1,030,000	1,015,184
DaVita, Inc. 4.63%, 6/1/2030(a)	2,873,000	2,541,955
3.75%, 2/15/2031(a)	1,400,000	1,154,144
Encompass Health Corp. 4.50%, 2/1/2028	650,000	620,879
4.75%, 2/1/2030	485,000	454,865
4.63%, 4/1/2031	1,380,000	1,267,844
Global Medical Response, Inc. 6.50%, 10/1/2025(a)	2,020,000	1,731,635
HealthEquity, Inc. 4.50%, 10/1/2029(a)	320,000	298,768
Heartland Dental LLC 8.50%, 5/1/2026(a)	600,000	591,750
10.50%, 4/30/2028(a)	1,165,000	1,214,594
Kedrion SpA 6.50%, 9/1/2029(a)	515,000	459,638
Legacy LifePoint Health LLC 4.38%, 2/15/2027(a)	1,495,000	1,392,323
LifePoint Health, Inc. 5.38%, 1/15/2029(a)	1,295,000	1,023,858
9.88%, 8/15/2030(a)	2,880,000	2,945,001
11.00%, 10/15/2030(a)	2,000,000	2,128,147
Molina Healthcare, Inc. 4.38%, 6/15/2028(a)	1,725,000	1,616,977
3.88%, 11/15/2030(a)	3,700,000	3,243,171
3.88%, 5/15/2032(a)	4,270,000	3,654,916
Option Care Health, Inc. 4.38%, 10/31/2029(a)	240,000	219,014
Prime Healthcare Services, Inc. 7.25%, 11/1/2025(a)	1,450,000	1,442,750
Radiology Partners, Inc. 9.25%, 2/1/2028(a)	2,985,000	1,955,175
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026(a)	2,480,000	2,475,690
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)	2,275,000	2,047,500
Star Parent, Inc. 9.00%, 10/1/2030(a)	1,000,000	1,051,503
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	675,000	577,125
Tenet Healthcare Corp. 5.13%, 11/1/2027	920,000	893,335
6.13%, 10/1/2028	1,600,000	1,594,112
6.88%, 11/15/2031	265,000	271,975
Toledo Hospital (The) Series B, 5.33%, 11/15/2028	1,495,000	1,386,613

Investments	Principal Amount ($)	Value ($)
US Acute Care Solutions LLC 6.38%, 3/1/2026(a)	3,163,000	2,763,861

		47,710,247

Health Care REITs - 0.9%
CTR Partnership LP REIT, 3.88%, 6/30/2028(a)	2,305,000	2,100,570
MPT Operating Partnership LP
REIT, 5.25%, 8/1/2026	1,000,000	845,973
REIT, 5.00%, 10/15/2027	7,400,000	5,600,976
REIT, 4.63%, 8/1/2029	1,000,000	676,163
REIT, 3.50%, 3/15/2031	5,400,000	3,310,408

		12,534,090

Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC
REIT, 4.88%, 5/15/2029(a)	1,675,000	1,534,719
RHP Hotel Properties LP
REIT, 4.50%, 2/15/2029(a)	240,000	223,106
Service Properties Trust
REIT, 4.50%, 3/15/2025	250,000	243,745
REIT, 5.25%, 2/15/2026	880,000	851,690
REIT, 4.75%, 10/1/2026	930,000	862,810
REIT, 4.95%, 2/15/2027	885,000	809,759
REIT, 3.95%, 1/15/2028	815,000	687,485
REIT, 4.38%, 2/15/2030	1,850,000	1,432,836
XHR LP
REIT, 4.88%, 6/1/2029(a)	290,000	267,470

		6,913,620

Hotels, Restaurants & Leisure - 7.2%
1011778 BC ULC 3.88%, 1/15/2028(a)	500,000	470,543
4.38%, 1/15/2028(a)	550,000	523,121
4.00%, 10/15/2030(a)	3,050,000	2,726,059
Affinity Interactive 6.88%, 12/15/2027(a)	2,105,000	1,904,912
Boyd Gaming Corp. 4.75%, 12/1/2027	850,000	821,100
4.75%, 6/15/2031(a)	2,230,000	2,048,543
Caesars Entertainment, Inc. 8.13%, 7/1/2027(a)	749,000	768,658
Carnival Corp. 7.63%, 3/1/2026(a)	1,710,000	1,736,982
5.75%, 3/1/2027(a)	3,525,000	3,472,837
6.00%, 5/1/2029(a)	600,000	581,146
10.50%, 6/1/2030(a)	640,000	702,714
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028(a)	1,111,000	1,215,390
CEC Entertainment LLC 6.75%, 5/1/2026(a)	1,014,000	1,007,327
Cedar Fair LP 5.38%, 4/15/2027	860,000	851,489
6.50%, 10/1/2028	995,000	990,053
5.25%, 7/15/2029	996,000	952,102
Churchill Downs, Inc. 5.50%, 4/1/2027(a)	1,400,000	1,383,063
4.75%, 1/15/2028(a)	1,485,000	1,414,368
5.75%, 4/1/2030(a)	1,110,000	1,073,847
6.75%, 5/1/2031(a)	275,000	278,128

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Everi Holdings, Inc. 5.00%, 7/15/2029(a)	860,000	790,349
Fertitta Entertainment LLC 4.63%, 1/15/2029(a)	830,000	759,500
Genting New York LLC 3.30%, 2/15/2026(a)	2,700,000	2,503,855
GPS Hospitality Holding Co. LLC 7.00%, 8/15/2028(a)	1,135,000	896,999
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025(a)	300,000	298,872
3.75%, 5/1/2029(a)	595,000	546,026
4.88%, 1/15/2030	855,000	824,065
4.00%, 5/1/2031(a)	905,000	813,420
3.63%, 2/15/2032(a)	6,015,000	5,163,760
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029(a)	1,825,000	1,686,348
4.88%, 7/1/2031(a)	1,695,000	1,503,127
IRB Holding Corp. 7.00%, 6/15/2025(a)	600,000	596,292
Jacobs Entertainment, Inc. 6.75%, 2/15/2029(a)	1,405,000	1,333,092
KFC Holding Co. 4.75%, 6/1/2027(a)	605,000	591,999
Las Vegas Sands Corp. 3.90%, 8/8/2029	535,000	493,810
Life Time, Inc. 8.00%, 4/15/2026(a)	1,015,000	1,016,340
Light & Wonder International, Inc. 7.00%, 5/15/2028(a)	500,000	499,410
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	776,000	715,860
4.50%, 6/15/2029(a)	1,605,000	1,442,863
Midwest Gaming Borrower LLC 4.88%, 5/1/2029(a)	2,550,000	2,352,506
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026(a)	4,040,000	3,793,964
NCL Corp. Ltd. 5.88%, 3/15/2026(a)	8,350,000	8,141,835
5.88%, 2/15/2027(a)	890,000	876,824
8.38%, 2/1/2028(a)	425,000	446,207
Papa John’s International, Inc. 3.88%, 9/15/2029(a)	1,300,000	1,154,049
Penn Entertainment, Inc. 5.63%, 1/15/2027(a)	870,000	839,811
4.13%, 7/1/2029(a)	100,000	85,498
Raptor Acquisition Corp. 4.88%, 11/1/2026(a)	1,475,000	1,415,773
Resorts World Las Vegas LLC 4.63%, 4/16/2029(a)	5,750,000	5,108,875
8.45%, 7/27/2030(a)	2,300,000	2,394,806
4.63%, 4/6/2031(a)	1,855,000	1,572,112
Royal Caribbean Cruises Ltd. 4.25%, 7/1/2026(a)	1,640,000	1,578,057
5.50%, 8/31/2026(a)	2,205,000	2,182,651
5.38%, 7/15/2027(a)	800,000	787,209
11.63%, 8/15/2027(a)	1,410,000	1,533,729
5.50%, 4/1/2028(a)	1,385,000	1,367,375

Investments	Principal Amount ($)	Value ($)
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029(a)	1,675,000	1,559,961
Six Flags Entertainment Corp. 5.50%, 4/15/2027(a)	500,000	497,455
7.25%, 5/15/2031(a)	720,000	734,400
Sizzling Platter LLC 8.50%, 11/28/2025(a)	330,000	329,175
Station Casinos LLC 4.50%, 2/15/2028(a)	500,000	470,013
TKC Holdings, Inc. 6.88%, 5/15/2028(a)	1,615,000	1,473,687
10.50%, 5/15/2029(a)	1,395,000	1,262,475
Travel + Leisure Co. 6.63%, 7/31/2026(a)	1,425,000	1,439,165
6.00%, 4/1/2027(f)	795,000	795,184
4.50%, 12/1/2029(a)	410,000	374,082
4.63%, 3/1/2030(a)	85,000	76,529
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	250,000	249,685
5.25%, 5/15/2027(a)	750,000	732,928
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	580,000	547,930
7.13%, 2/15/2031(a)	405,000	417,648
Yum! Brands, Inc. 4.75%, 1/15/2030(a)	2,850,000	2,736,485
3.63%, 3/15/2031	880,000	776,631
4.63%, 1/31/2032	970,000	899,783
5.38%, 4/1/2032	840,000	816,937
6.88%, 11/15/2037	1,365,000	1,482,858

		100,702,661

Household Durables - 1.5%
Adams Homes, Inc. 9.25%, 10/15/2028(a)	1,350,000	1,383,079
Ashton Woods USA LLC 6.63%, 1/15/2028(a)	415,000	408,879
4.63%, 4/1/2030(a)	935,000	846,231
Brookfield Residential Properties, Inc. 6.25%, 9/15/2027(a)	2,690,000	2,611,259
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(a)	1,120,000	1,097,678
Empire Communities Corp. 7.00%, 12/15/2025(a)	1,365,000	1,349,504
Installed Building Products, Inc. 5.75%, 2/1/2028(a)	285,000	279,300
KB Home 4.00%, 6/15/2031	140,000	123,447
LGI Homes, Inc. 4.00%, 7/15/2029(a)	965,000	825,673
M/I Homes, Inc. 3.95%, 2/15/2030	5,000	4,438
Mattamy Group Corp. 5.25%, 12/15/2027(a)	870,000	839,440
4.63%, 3/1/2030(a)	1,665,000	1,517,976
New Home Co., Inc. (The) 8.25%, 10/15/2027(a)(f)	1,000,000	930,000
Newell Brands, Inc. 5.20%, 4/1/2026(f)	1,000,000	973,469

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
6.50%, 4/1/2046(f)	450,000	362,990
Shea Homes LP 4.75%, 2/15/2028	850,000	807,055
4.75%, 4/1/2029	445,000	417,387
SWF Escrow Issuer Corp. 6.50%, 10/1/2029(a)	1,490,000	1,032,496
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028(a)	1,190,000	1,181,359
5.13%, 8/1/2030(a)	260,000	247,635
Tempur Sealy International, Inc. 4.00%, 4/15/2029(a)	590,000	532,307
3.88%, 10/15/2031(a)	2,770,000	2,337,466
TopBuild Corp. 4.13%, 2/15/2032(a)	225,000	196,607
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	580,000	570,441

		20,876,116

Household Products - 0.2%
Central Garden & Pet Co. 4.13%, 10/15/2030	250,000	224,166
4.13%, 4/30/2031(a)	100,000	88,353
Energizer Holdings, Inc. 6.50%, 12/31/2027(a)	640,000	637,088
4.75%, 6/15/2028(a)	1,240,000	1,153,820
4.38%, 3/31/2029(a)	725,000	656,277
Kronos Acquisition Holdings, Inc. 5.00%, 12/31/2026(a)	220,000	212,654

		2,972,358

Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy Operating LLC 3.75%, 2/15/2031(a)	665,000	576,443
Talen Energy Supply LLC 8.63%, 6/1/2030(a)	6,970,000	7,397,401
TransAlta Corp. 6.50%, 3/15/2040	230,000	227,219

		8,201,063

Insurance - 0.8%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028(a)	1,175,000	1,185,846
AmWINS Group, Inc. 4.88%, 6/30/2029(a)	600,000	560,009
Assurant, Inc. 7.00%, 3/27/2048(c)	1,815,000	1,848,881
Constellation Insurance, Inc. 6.80%, 1/24/2030(a)(f)	220,000	218,607
6.63%, 5/1/2031(a)	1,000,000	965,665
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)(c)	4,280,000	3,810,404
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	75,000	76,085
4.13%, 12/15/2051(a)(c)	2,125,000	1,862,379
NFP Corp. 6.88%, 8/15/2028(a)	900,000	905,044

		11,432,920

Interactive Media & Services - 0.4%
Cars.com, Inc. 6.38%, 11/1/2028(a)	796,000	777,151

Investments	Principal Amount ($)	Value ($)
Rackspace Technology Global, Inc. 3.50%, 2/15/2028(a)	3,145,000	1,231,594
5.38%, 12/1/2028(a)	1,560,000	485,427
Ziff Davis, Inc. 4.63%, 10/15/2030(a)	1,605,000	1,469,688
ZipRecruiter, Inc. 5.00%, 1/15/2030(a)	2,260,000	2,013,033

		5,976,893

IT Services - 0.3%
Acuris Finance US, Inc. 5.00%, 5/1/2028(a)	1,129,000	986,848
Arches Buyer, Inc. 4.25%, 6/1/2028(a)	800,000	715,490
Cogent Communications Group, Inc. 3.50%, 5/1/2026(a)	1,070,000	1,020,936
7.00%, 6/15/2027(a)	975,000	978,108
ION Trading Technologies Sarl 5.75%, 5/15/2028(a)	840,000	769,650
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(a)	350,000	378,437

		4,849,469

Machinery - 1.2%
Amsted Industries, Inc. 4.63%, 5/15/2030(a)	200,000	180,495
Calderys Financing LLC 11.25%, 6/1/2028(a)	2,220,000	2,359,690
GrafTech Finance, Inc. 4.63%, 12/15/2028(a)	2,845,000	1,883,757
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028(a)	2,650,000	1,980,371
Husky III Holding Ltd. 13.00%, 2/15/2025(a)(b)	1,300,000	1,300,625
Interpipe Holdings plc 8.38%, 5/13/2026(a)	1,300,000	952,250
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026(a)	200,000	199,826
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028(a)	2,850,000	2,978,250
OT Merger Corp. 7.88%, 10/15/2029(a)	1,395,000	842,920
Terex Corp. 5.00%, 5/15/2029(a)	675,000	637,876
Titan International, Inc. 7.00%, 4/30/2028	906,000	903,255
TK Elevator US Newco, Inc. 5.25%, 7/15/2027(a)	2,135,000	2,058,596
Wabash National Corp. 4.50%, 10/15/2028(a)	1,265,000	1,151,150

		17,429,061

Media - 7.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)	1,485,000	1,396,525
Altice Financing SA 5.00%, 1/15/2028(a)	2,005,000	1,801,759
5.75%, 8/15/2029(a)	3,900,000	3,398,758
AMC Networks, Inc. 4.25%, 2/15/2029	2,320,000	1,784,614

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Belo Corp. 7.75%, 6/1/2027	425,000	434,562
7.25%, 9/15/2027	745,000	754,225
Cable One, Inc. 4.00%, 11/15/2030(a)	3,700,000	2,978,500
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(a)	850,000	736,905
7.50%, 6/1/2029(a)	850,000	702,304
CMG Media Corp. 8.88%, 12/15/2027(a)	2,065,000	1,611,040
CSC Holdings LLC 7.50%, 4/1/2028(a)	6,100,000	4,060,634
5.75%, 1/15/2030(a)	12,695,000	6,719,337
4.63%, 12/1/2030(a)	2,100,000	1,073,374
Directv Financing LLC 5.88%, 8/15/2027(a)	5,030,000	4,781,974
DISH DBS Corp. 5.25%, 12/1/2026(a)	2,800,000	2,205,014
DISH Network Corp. 11.75%, 11/15/2027(a)	3,415,000	3,564,256
Gannett Holdings LLC 6.00%, 11/1/2026(a)	330,000	297,825
GCI LLC 4.75%, 10/15/2028(a)	3,395,000	3,112,298
Gray Television, Inc. 7.00%, 5/15/2027(a)(e)	1,660,000	1,622,650
4.75%, 10/15/2030(a)	600,000	469,520
5.38%, 11/15/2031(a)	2,950,000	2,308,913
iHeartCommunications, Inc. 6.38%, 5/1/2026	500,000	429,427
5.25%, 8/15/2027(a)	500,000	387,928
Lamar Media Corp. 4.00%, 2/15/2030	250,000	228,775
3.63%, 1/15/2031	550,000	483,725
News Corp. 3.88%, 5/15/2029(a)	975,000	896,269
5.13%, 2/15/2032(a)	300,000	281,914
Nexstar Media, Inc. 5.63%, 7/15/2027(a)	3,670,000	3,574,231
4.75%, 11/1/2028(a)	830,000	760,245
Paramount Global 6.25%, 2/28/2057(c)	1,440,000	1,246,896
6.38%, 3/30/2062(c)	2,220,000	1,982,604
Radiate Holdco LLC 4.50%, 9/15/2026(a)	1,790,000	1,384,019
6.50%, 9/15/2028(a)	3,150,000	1,355,918
Scripps Escrow II, Inc. 5.38%, 1/15/2031(a)	100,000	75,970
Scripps Escrow, Inc. 5.88%, 7/15/2027(a)	967,000	871,547
Sinclair Television Group, Inc. 5.13%, 2/15/2027(a)	601,000	565,172
5.50%, 3/1/2030(a)	1,116,000	859,901
Sirius XM Radio, Inc. 3.13%, 9/1/2026(a)	1,295,000	1,208,740
5.00%, 8/1/2027(a)	3,300,000	3,172,059
4.00%, 7/15/2028(a)	1,995,000	1,811,676

Investments	Principal Amount ($)	Value ($)
5.50%, 7/1/2029(a)	2,945,000	2,797,750
4.13%, 7/1/2030(a)	8,445,000	7,389,375
3.88%, 9/1/2031(a)	8,390,000	6,994,735
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)	950,000	915,629
Sunrise FinCo I BV 4.88%, 7/15/2031(a)	1,200,000	1,052,973
Sunrise HoldCo IV BV 5.50%, 1/15/2028(a)	984,000	941,019
TEGNA, Inc. 4.75%, 3/15/2026(a)	535,000	520,475
4.63%, 3/15/2028	2,217,000	2,067,796
5.00%, 9/15/2029	1,350,000	1,246,833
Townsquare Media, Inc. 6.88%, 2/1/2026(a)	1,120,000	1,096,278
Univision Communications, Inc. 6.63%, 6/1/2027(a)	1,450,000	1,434,319
8.00%, 8/15/2028(a)	1,100,000	1,119,327
4.50%, 5/1/2029(a)	900,000	799,759
7.38%, 6/30/2030(a)	825,000	808,832
Urban One, Inc. 7.38%, 2/1/2028(a)	761,000	674,482
Videotron Ltd. 3.63%, 6/15/2029(a)	230,000	209,864
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028(a)	1,025,000	964,887
VZ Secured Financing BV 5.00%, 1/15/2032(a)	3,460,000	3,024,700
Ziggo Bond Co. BV 5.13%, 2/28/2030(a)	1,648,000	1,390,359
Ziggo BV 4.88%, 1/15/2030(a)	1,120,000	1,001,402

		103,842,797

Metals & Mining - 3.0%
Allegheny Ludlum LLC 6.95%, 12/15/2025	195,000	197,972
Arsenal AIC Parent LLC 8.00%, 10/1/2030(a)	550,000	573,686
ATI, Inc. 5.88%, 12/1/2027	750,000	731,303
5.13%, 10/1/2031	80,000	73,006
Cleveland-Cliffs, Inc. 6.75%, 4/15/2030(a)	565,000	569,951
Eldorado Gold Corp. 6.25%, 9/1/2029(a)	2,900,000	2,765,830
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027(a)	250,000	240,351
5.88%, 4/15/2030(a)	3,895,000	3,846,664
4.38%, 4/1/2031(a)	3,240,000	2,915,978
6.13%, 4/15/2032(a)	2,775,000	2,745,130
Hecla Mining Co. 7.25%, 2/15/2028	2,725,000	2,729,278
Hudbay Minerals, Inc. 4.50%, 4/1/2026(a)	1,330,000	1,288,775
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028(a)	1,000,000	1,019,741

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Mineral Resources Ltd. 8.13%, 5/1/2027(a)	1,510,000	1,525,100
8.00%, 11/1/2027(a)	2,880,000	2,945,270
9.25%, 10/1/2028(a)	6,400,000	6,760,000
8.50%, 5/1/2030(a)	3,743,000	3,850,834
Novelis Corp. 3.25%, 11/15/2026(a)	550,000	514,978
3.88%, 8/15/2031(a)	600,000	520,402
SunCoke Energy, Inc. 4.88%, 6/30/2029(a)	1,550,000	1,399,836
Taseko Mines Ltd. 7.00%, 2/15/2026(a)	2,255,000	2,215,538
TMS International Corp. 6.25%, 4/15/2029(a)	2,045,000	1,758,823
Warrior Met Coal, Inc. 7.88%, 12/1/2028(a)	56,000	56,437

		41,244,883

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029(a)	160,000	134,012
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027(a)	1,395,000	1,229,905
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025(a)	604,000	593,627
4.25%, 2/1/2027(a)	1,580,000	1,462,409
4.75%, 6/15/2029(a)	2,195,000	1,964,783
Rithm Capital Corp. 6.25%, 10/15/2025(a)	1,325,000	1,309,511
Starwood Property Trust, Inc. 3.63%, 7/15/2026(a)	875,000	808,896
4.38%, 1/15/2027(a)	1,180,000	1,092,409

		8,595,552

Office REITs - 0.3%
Office Properties Income Trust
REIT, 4.50%, 2/1/2025	3,750,000	3,248,067
REIT, 2.65%, 6/15/2026	2,000,000	1,249,288

		4,497,355

Oil, Gas & Consumable Fuels - 12.5%
Aethon United BR LP 8.25%, 2/15/2026(a)	1,230,000	1,219,324
Antero Midstream Partners LP 5.75%, 3/1/2027(a)	1,444,000	1,433,268
5.75%, 1/15/2028(a)	1,415,000	1,389,012
5.38%, 6/15/2029(a)	1,645,000	1,579,352
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	975,000	974,429
Athabasca Oil Corp. 9.75%, 11/1/2026(a)	174,000	184,005
Baytex Energy Corp. 8.75%, 4/1/2027(a)	930,000	967,783
8.50%, 4/30/2030(a)	1,820,000	1,889,693
Berry Petroleum Co. LLC 7.00%, 2/15/2026(a)	400,000	391,152
Buckeye Partners LP 4.13%, 3/1/2025(a)	240,000	234,369
3.95%, 12/1/2026	905,000	858,619
4.13%, 12/1/2027	700,000	659,953

Investments	Principal Amount ($)	Value ($)
4.50%, 3/1/2028(a)	695,000	652,622
5.85%, 11/15/2043	100,000	81,657
5.60%, 10/15/2044	1,500,000	1,156,046
Calumet Specialty Products Partners LP 8.13%, 1/15/2027(a)	1,850,000	1,820,960
9.75%, 7/15/2028(a)	1,850,000	1,854,625
Chesapeake Energy Corp. 5.88%, 2/1/2029(a)	1,055,000	1,047,775
CITGO Petroleum Corp. 7.00%, 6/15/2025(a)	1,250,000	1,249,822
8.38%, 1/15/2029(a)	1,000,000	1,038,967
Civitas Resources, Inc. 5.00%, 10/15/2026(a)	890,000	866,812
8.38%, 7/1/2028(a)(e)	1,275,000	1,340,933
8.75%, 7/1/2031(a)	3,140,000	3,338,146
CNX Midstream Partners LP 4.75%, 4/15/2030(a)	2,260,000	1,969,375
CNX Resources Corp. 7.25%, 3/14/2027(a)	760,000	762,219
6.00%, 1/15/2029(a)	1,075,000	1,038,714
7.38%, 1/15/2031(a)	1,235,000	1,254,214
Comstock Resources, Inc. 6.75%, 3/1/2029(a)	1,100,000	1,010,074
5.88%, 1/15/2030(a)	1,000,000	866,554
CQP Holdco LP 5.50%, 6/15/2031(a)	1,365,000	1,273,475
Crescent Energy Finance LLC 7.25%, 5/1/2026(a)	1,615,000	1,608,944
9.25%, 2/15/2028(a)	2,345,000	2,434,445
CVR Energy, Inc. 5.75%, 2/15/2028(a)	1,050,000	970,011
Delek Logistics Partners LP 6.75%, 5/15/2025	850,000	840,873
7.13%, 6/1/2028(a)	2,305,000	2,196,272
DT Midstream, Inc. 4.13%, 6/15/2029(a)	1,295,000	1,189,778
4.38%, 6/15/2031(a)	795,000	712,139
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(a)	2,420,000	2,401,850
Energy Transfer LP 8.00%, 5/15/2054(c)	4,550,000	4,708,431
Genesis Energy LP 6.25%, 5/15/2026	625,000	622,110
8.00%, 1/15/2027	2,360,000	2,387,782
7.75%, 2/1/2028	1,495,000	1,498,992
8.88%, 4/15/2030	445,000	465,569
Global Partners LP 7.00%, 8/1/2027	1,560,000	1,568,908
6.88%, 1/15/2029	1,310,000	1,287,075
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)	2,882,000	2,550,570
Greenfire Resources Ltd. 12.00%, 10/1/2028(a)	1,400,000	1,450,820
Gulfport Energy Corp. 8.00%, 5/17/2026(a)	499,000	501,495
Harbour Energy plc 5.50%, 10/15/2026(a)	610,000	595,132

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Harvest Midstream I LP 7.50%, 9/1/2028(a)	2,765,000	2,792,940
Hess Midstream Operations LP 5.63%, 2/15/2026(a)	650,000	645,905
4.25%, 2/15/2030(a)	700,000	643,896
Hilcorp Energy I LP 6.25%, 11/1/2028(a)	980,000	976,406
5.75%, 2/1/2029(a)	2,240,000	2,162,353
6.00%, 4/15/2030(a)	2,200,000	2,136,079
6.00%, 2/1/2031(a)	1,285,000	1,233,654
6.25%, 4/15/2032(a)	250,000	240,000
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027(a)	995,000	990,772
Ithaca Energy North Sea plc 9.00%, 7/15/2026(a)	2,118,000	2,108,646
ITT Holdings LLC 6.50%, 8/1/2029(a)	4,182,000	3,658,037
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026(a)	230,000	227,311
Martin Midstream Partners LP 11.50%, 2/15/2028(a)	2,356,000	2,423,184
Matador Resources Co. 5.88%, 9/15/2026	1,540,000	1,526,157
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026(a)	2,825,000	2,814,494
10.50%, 5/15/2027(a)	2,565,000	2,639,495
Murphy Oil Corp. 7.05%, 5/1/2029	250,000	259,317
5.87%, 12/1/2042(f)	285,000	252,578
New Fortress Energy, Inc. 6.75%, 9/15/2025(a)	1,500,000	1,482,077
6.50%, 9/30/2026(a)	6,550,000	6,345,820
NGL Energy Partners LP 7.50%, 4/15/2026	604,000	604,754
Northern Oil and Gas, Inc. 8.13%, 3/1/2028(a)	1,620,000	1,645,217
8.75%, 6/15/2031(a)	200,000	209,031
Northriver Midstream Finance LP 5.63%, 2/15/2026(a)	1,961,000	1,911,210
NuStar Logistics LP 5.75%, 10/1/2025	950,000	947,625
6.00%, 6/1/2026	1,145,000	1,142,367
6.38%, 10/1/2030	240,000	241,200
Parkland Corp. 5.88%, 7/15/2027(a)	1,055,000	1,046,730
4.50%, 10/1/2029(a)	1,760,000	1,618,509
4.63%, 5/1/2030(a)	850,000	783,122
PBF Holding Co. LLC 6.00%, 2/15/2028	1,755,000	1,715,282
7.88%, 9/15/2030(a)	300,000	310,746
Rockies Express Pipeline LLC 3.60%, 5/15/2025(a)	1,010,000	980,101
4.95%, 7/15/2029(a)	295,000	282,031
4.80%, 5/15/2030(a)	70,000	65,362
7.50%, 7/15/2038(a)	820,000	824,100
6.88%, 4/15/2040(a)	260,000	257,649

Investments	Principal Amount ($)	Value ($)
SM Energy Co. 6.75%, 9/15/2026	920,000	918,758
6.63%, 1/15/2027	920,000	915,693
Strathcona Resources Ltd. 6.88%, 8/1/2026(a)	1,155,000	1,143,900
Sunoco LP 5.88%, 3/15/2028	885,000	879,482
7.00%, 9/15/2028(a)	280,000	286,198
4.50%, 5/15/2029	2,130,000	1,984,406
4.50%, 4/30/2030	1,830,000	1,691,522
Tallgrass Energy Partners LP 7.50%, 10/1/2025(a)	275,000	278,094
6.00%, 3/1/2027(a)	1,776,000	1,747,140
5.50%, 1/15/2028(a)	4,540,000	4,370,522
6.00%, 12/31/2030(a)	4,335,000	4,029,426
6.00%, 9/1/2031(a)	1,500,000	1,381,639
Talos Production, Inc. 12.00%, 1/15/2026	2,200,000	2,268,200
Teine Energy Ltd. 6.88%, 4/15/2029(a)	860,000	815,703
TerraForm Power Operating LLC 5.00%, 1/31/2028(a)	787,000	758,526
Topaz Solar Farms LLC 4.88%, 9/30/2039(a)	500,000	458,710
5.75%, 9/30/2039(a)	1,847,991	1,836,441
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029(a)	1,125,000	1,005,484
6.25%, 1/15/2030(a)	1,195,000	1,195,949
4.13%, 8/15/2031(a)	1,000,000	884,321
3.88%, 11/1/2033(a)	1,120,000	948,551
Venture Global LNG, Inc. 8.13%, 6/1/2028(a)	9,310,000	9,409,511
9.50%, 2/1/2029(a)	7,750,000	8,230,803
8.38%, 6/1/2031(a)	5,275,000	5,326,887
9.88%, 2/1/2032(a)	3,000,000	3,154,881
Vermilion Energy, Inc. 6.88%, 5/1/2030(a)	880,000	846,972
Vital Energy, Inc. 10.13%, 1/15/2028	1,000,000	1,047,312
7.75%, 7/31/2029(a)	1,015,000	1,003,197
W&T Offshore, Inc. 11.75%, 2/1/2026(a)	795,000	822,022

		174,179,552

Paper & Forest Products - 0.3%
Clearwater Paper Corp. 4.75%, 8/15/2028(a)	595,000	556,372
Domtar Corp. 6.75%, 10/1/2028(a)	2,745,000	2,519,262
Louisiana-Pacific Corp. 3.63%, 3/15/2029(a)	910,000	816,699

		3,892,333

Passenger Airlines - 0.8%
Air Canada 3.88%, 8/15/2026(a)	2,575,000	2,449,028
American Airlines Group, Inc. 3.75%, 3/1/2025(a)	250,000	243,592

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
American Airlines, Inc. 5.50%, 4/20/2026(a)	2,325,000	2,299,450
7.25%, 2/15/2028(a)(e)	1,660,000	1,682,510
5.75%, 4/20/2029(a)	2,100,000	2,062,263
United Airlines, Inc. 4.38%, 4/15/2026(a)	1,980,000	1,909,988
4.63%, 4/15/2029(a)	790,000	730,776

		11,377,607

Personal Care Products - 1.0%
BellRing Brands, Inc. 7.00%, 3/15/2030(a)	4,800,000	4,914,336
Coty, Inc. 4.75%, 1/15/2029(a)	250,000	238,300
6.63%, 7/15/2030(a)	1,000,000	1,018,570
Edgewell Personal Care Co. 5.50%, 6/1/2028(a)	1,570,000	1,536,748
4.13%, 4/1/2029(a)	240,000	216,314
Herbalife Nutrition Ltd. 7.88%, 9/1/2025(a)	2,082,000	2,066,531
Oriflame Investment Holding plc 5.13%, 5/4/2026(a)	1,895,000	521,125
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	820,000	802,632
3.75%, 4/1/2031(a)	2,405,000	2,085,561

		13,400,117

Pharmaceuticals - 2.3%
Bausch Health Americas, Inc. 8.50%, 1/31/2027(a)	3,000,000	1,650,000
Bausch Health Cos., Inc. 5.50%, 11/1/2025(a)	5,000,000	4,594,975
6.13%, 2/1/2027(a)	5,065,000	3,204,929
5.75%, 8/15/2027(a)	2,335,000	1,394,767
5.00%, 1/30/2028(a)	1,000,000	435,277
4.88%, 6/1/2028(a)	5,561,000	3,144,331
11.00%, 9/30/2028(a)	6,860,000	4,666,858
6.25%, 2/15/2029(a)	3,000,000	1,283,574
7.25%, 5/30/2029(a)	1,000,000	420,784
14.00%, 10/15/2030(a)	2,000,000	1,118,068
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028(a)	840,000	804,426
HLF Financing Sarl LLC 4.88%, 6/1/2029(a)	3,455,000	2,699,219
Jazz Securities DAC 4.38%, 1/15/2029(a)	335,000	308,998
Mallinckrodt International Finance SA 14.75%, 11/14/2028(a)	2,650,000	2,875,812
Organon & Co. 4.13%, 4/30/2028(a)	840,000	768,557
5.13%, 4/30/2031(a)(e)	3,507,000	3,012,958
P&L Development LLC 7.75%, 11/15/2025(a)	500,000	408,155

		32,791,688

Professional Services - 0.7%
AMN Healthcare, Inc. 4.63%, 10/1/2027(a)	1,070,000	1,019,924
4.00%, 4/15/2029(a)	250,000	226,890

Investments	Principal Amount ($)	Value ($)
ASGN, Inc. 4.63%, 5/15/2028(a)	1,180,000	1,116,008
CoreLogic, Inc. 4.50%, 5/1/2028(a)	2,545,000	2,255,303
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029(a)	200,000	185,928
KBR, Inc. 4.75%, 9/30/2028(a)	1,170,000	1,079,009
Korn Ferry 4.63%, 12/15/2027(a)	2,300,000	2,199,536
Science Applications International Corp. 4.88%, 4/1/2028(a)	1,355,000	1,278,876
TriNet Group, Inc. 3.50%, 3/1/2029(a)	1,106,000	976,101

		10,337,575

Real Estate Management & Development - 1.1%
Forestar Group, Inc. 3.85%, 5/15/2026(a)	881,000	836,835
5.00%, 3/1/2028(a)	1,415,000	1,335,152
Howard Hughes Corp. (The) 5.38%, 8/1/2028(a)	570,000	546,067
4.13%, 2/1/2029(a)	250,000	225,462
4.38%, 2/1/2031(a)	580,000	502,050
Hunt Cos., Inc. 5.25%, 4/15/2029(a)	1,435,000	1,333,602
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	3,490,000	2,921,828
4.75%, 2/1/2030	3,450,000	2,801,779
5.00%, 3/1/2031	3,445,000	2,747,388
Realogy Group LLC 5.75%, 1/15/2029(a)	2,240,000	1,663,805
WeWork Cos. US LLC 12.00%, 8/15/2027(a)(b)(g)	3,371,664	67,433

		14,981,401

Retail REITs - 0.4%
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(a)	2,150,000	2,075,570
REIT, 4.50%, 4/1/2027(a)	4,160,000	3,683,139

		5,758,709

Software - 2.0%
Alteryx, Inc. 8.75%, 3/15/2028(a)	770,000	824,531
Camelot Finance SA 4.50%, 11/1/2026(a)	495,000	477,266
Central Parent LLC 8.00%, 6/15/2029(a)	600,000	615,792
Central Parent, Inc. 7.25%, 6/15/2029(a)	600,000	611,327
Cloud Software Group, Inc. 6.50%, 3/31/2029(a)	6,615,000	6,176,646
9.00%, 9/30/2029(a)	2,950,000	2,792,047
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026(a)	655,000	620,485
6.50%, 10/15/2028(a)	1,125,000	1,010,414
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	685,000	612,206

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Elastic NV 4.13%, 7/15/2029(a)	250,000	226,823
Fair Isaac Corp. 4.00%, 6/15/2028(a)	750,000	698,442
Gen Digital, Inc. 7.13%, 9/30/2030(a)	430,000	446,077
GoTo Group, Inc. 5.50%, 9/1/2027(a)	3,300,000	1,358,087
Helios Software Holdings, Inc. 4.63%, 5/1/2028(a)	480,000	436,912
McAfee Corp. 7.38%, 2/15/2030(a)	740,000	670,597
MicroStrategy, Inc. 6.13%, 6/15/2028(a)	650,000	620,133
Open Text Corp. 3.88%, 12/1/2029(a)	600,000	541,127
Open Text Holdings, Inc. 4.13%, 2/15/2030(a)	745,000	674,300
4.13%, 12/1/2031(a)	400,000	355,229
PTC, Inc. 3.63%, 2/15/2025(a)	180,000	176,697
4.00%, 2/15/2028(a)	2,485,000	2,345,219
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	2,025,000	1,987,817
Veritas US, Inc. 7.50%, 9/1/2025(a)	4,010,000	3,426,716

		27,704,890

Specialized REITs - 0.4%
Iron Mountain, Inc. REIT, 5.25%, 3/15/2028(a)	775,000	751,600
REIT, 5.00%, 7/15/2028(a)	300,000	287,005
REIT, 7.00%, 2/15/2029(a)	840,000	861,370
REIT, 4.88%, 9/15/2029(a)	870,000	812,976
REIT, 5.25%, 7/15/2030(a)	1,205,000	1,136,563
REIT, 4.50%, 2/15/2031(a)	1,035,000	928,026
REIT, 5.63%, 7/15/2032(a)	474,000	445,141
SBA Communications Corp. REIT, 3.88%, 2/15/2027	200,000	190,864

		5,413,545

Specialty Retail - 3.7%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026(a)	340,000	105,400
Arko Corp. 5.13%, 11/15/2029(a)	2,610,000	2,300,219
Asbury Automotive Group, Inc. 5.00%, 2/15/2032(a)	430,000	388,636
At Home Group, Inc. 4.88%, 7/15/2028(a)	1,010,000	454,500
Bath & Body Works, Inc. 6.95%, 3/1/2033	230,000	226,305
6.88%, 11/1/2035	650,000	648,149
6.75%, 7/1/2036	350,000	344,843
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027(a)(b)	800,000	759,816
eG Global Finance plc 12.00%, 11/30/2028(a)	1,000,000	1,056,980

Investments	Principal Amount ($)	Value ($)
Evergreen Acqco 1 LP 9.75%, 4/26/2028(a)	2,245,000	2,410,748
Foot Locker, Inc. 4.00%, 10/1/2029(a)	100,000	84,472
Gap, Inc. (The) 3.63%, 10/1/2029(a)	1,710,000	1,464,537
3.88%, 10/1/2031(a)	1,563,000	1,289,313
GYP Holdings III Corp. 4.63%, 5/1/2029(a)	760,000	703,996
Ken Garff Automotive LLC 4.88%, 9/15/2028(a)	125,000	116,884
LCM Investments Holdings II LLC 4.88%, 5/1/2029(a)	851,000	766,920
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026(a)	2,795,000	2,694,456
Michaels Cos., Inc. (The) 5.25%, 5/1/2028(a)	4,905,000	3,852,736
7.88%, 5/1/2029(a)	6,620,000	4,234,109
Murphy Oil USA, Inc. 5.63%, 5/1/2027	45,000	44,947
4.75%, 9/15/2029	200,000	189,440
3.75%, 2/15/2031(a)	2,900,000	2,501,424
PetSmart, Inc. 4.75%, 2/15/2028(a)	1,050,000	980,872
7.75%, 2/15/2029(a)	1,110,000	1,073,017
Sonic Automotive, Inc. 4.63%, 11/15/2029(a)	255,000	230,982
4.88%, 11/15/2031(a)	1,700,000	1,475,464
Specialty Building Products Holdings LLC 6.38%, 9/30/2026(a)	1,615,000	1,587,577
Staples, Inc. 7.50%, 4/15/2026(a)	11,385,000	10,656,893
10.75%, 4/15/2027(a)	5,518,000	4,276,450
Upbound Group, Inc. 6.38%, 2/15/2029(a)	2,580,000	2,459,824
Valvoline, Inc. 3.63%, 6/15/2031(a)	3,015,000	2,578,006
Victoria’s Secret & Co. 4.63%, 7/15/2029(a)	275,000	232,507

		52,190,422

Technology Hardware, Storage & Peripherals - 0.5%
Seagate HDD Cayman 5.75%, 12/1/2034	2,785,000	2,699,027
Western Digital Corp. 4.75%, 2/15/2026	1,265,000	1,230,510
Xerox Corp. 4.80%, 3/1/2035	1,235,000	923,637
Xerox Holdings Corp. 5.50%, 8/15/2028(a)	1,615,000	1,471,352

		6,324,526

Textiles, Apparel & Luxury Goods - 0.1%
Eagle Intermediate Global Holding BV 7.50%, 5/1/2025(a)	816,000	541,989
William Carter Co. (The) 5.63%, 3/15/2027(a)	250,000	245,361

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc. 4.00%, 8/15/2029(a)	300,000	241,740

		1,029,090

Tobacco - 0.4%
Turning Point Brands, Inc. 5.63%, 2/15/2026(a)	270,000	262,575
Vector Group Ltd. 5.75%, 2/1/2029(a)	5,025,000	4,634,164

		4,896,739

Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026(a)	625,000	604,512
4.13%, 5/15/2029(a)	895,000	810,026
BlueLinx Holdings, Inc. 6.00%, 11/15/2029(a)	530,000	501,290
Boise Cascade Co. 4.88%, 7/1/2030(a)	220,000	204,040
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/2027(a)	600,000	622,339
Imola Merger Corp. 4.75%, 5/15/2029(a)	2,020,000	1,880,922

		4,623,129

Transportation Infrastructure - 0.1%
Port of Newcastle Investments Financing Pty. Ltd. 5.90%, 11/24/2031(a)	1,400,000	1,258,876

Wireless Telecommunication Services - 1.2%
Altice France Holding SA 10.50%, 5/15/2027(a)	5,280,000	3,034,098
6.00%, 2/15/2028(a)	2,378,000	1,061,590
Connect Finco Sarl 6.75%, 10/1/2026(a)	2,280,000	2,228,318
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	1,570,000	1,329,131
6.63%, 8/1/2026	4,510,000	3,083,712
Rogers Communications, Inc. 5.25%, 3/15/2082(a)(c)	1,655,000	1,576,090
Vmed O2 UK Financing I plc 4.25%, 1/31/2031(a)	1,215,000	1,062,696
4.75%, 7/15/2031(a)	1,260,000	1,129,225
Vodafone Group plc 7.00%, 4/4/2079(c)	1,250,000	1,291,766
5.13%, 6/4/2081(c)	500,000	377,403

		16,174,029

TOTAL CORPORATE BONDS (COST $1,323,237,747)		1,356,080,793

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 0.8%(h)

REPURCHASE AGREEMENTS - 0.8%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $10,635,699, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $84,296,854 (Cost $10,634,130)	10,634,130	10,634,130

Total Investments - 97.7% (Cost $1,333,871,877)		1,366,714,923
Other assets less liabilities - 2.3%		31,685,511

Net Assets - 100.0%		1,398,400,434

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment in-kind security.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents less than 0.05% of net assets.
(e)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $1,142,318,737, collateralized in the form of cash with a value of $10,634,130 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,371,625 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from February 29, 2024 – August 15, 2053; a total value of $12,005,755.

(f)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2024.

(g)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(h)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $10,634,130.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Abbreviations

REIT   Real Estate Investment Trust

Security Type	% of Net Assets
Corporate Bonds	96.9%
Securities Lending Reinvestments	0.8
Others(1)	2.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

January 31, 2024 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 94.6%

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	10,000	9,771
United Parcel Service, Inc. 4.45%, 4/1/2030	147,000	147,378
3.75%, 11/15/2047	35,000	29,159
5.05%, 3/3/2053	40,000	40,470

		226,778

Automobile Components - 0.2%
Aptiv plc 4.35%, 3/15/2029	25,000	24,547
BorgWarner, Inc. 2.65%, 7/1/2027	40,000	37,323

		61,870

Automobiles - 0.5%
General Motors Co. 6.80%, 10/1/2027	100,000	105,905
5.15%, 4/1/2038	40,000	37,833
5.95%, 4/1/2049	37,000	36,423

		180,161

Banks - 13.0%
Banco Santander SA 5.15%, 8/18/2025	200,000	199,100
4.18%, 3/24/2028(a)	200,000	192,625
Bank of America Corp. 3.38%, 4/2/2026(a)	201,000	196,474
5.08%, 1/20/2027(a)	67,000	67,011
1.73%, 7/22/2027(a)	100,000	92,173
3.42%, 12/20/2028(a)	133,000	125,638
2.09%, 6/14/2029(a)	127,000	112,561
4.27%, 7/23/2029(a)	200,000	193,794
4.57%, 4/27/2033(a)	67,000	64,110
5.29%, 4/25/2034(a)	195,000	196,198
2.68%, 6/19/2041(a)	44,000	31,756
Bank of Montreal 3.09%, 1/10/2037(a)	90,000	73,027
Bank of Nova Scotia (The) 5.65%, 2/1/2034	30,000	31,027
Barclays plc 5.83%, 5/9/2027(a)	193,000	194,640
3.81%, 3/10/2042(a)	200,000	151,925
Canadian Imperial Bank of Commerce 6.09%, 10/3/2033	20,000	21,237
Citigroup, Inc. 3.29%, 3/17/2026(a)	33,000	32,254
3.11%, 4/8/2026(a)	100,000	97,491
3.20%, 10/21/2026	187,000	178,886
4.45%, 9/29/2027	67,000	65,686
3.98%, 3/20/2030(a)	67,000	63,853
2.67%, 1/29/2031(a)	107,000	93,367
4.41%, 3/31/2031(a)	100,000	96,224

Investments	Principal Amount ($)	Value ($)
2.57%, 6/3/2031(a)	73,000	62,879
3.06%, 1/25/2033(a)	77,000	65,956
8.13%, 7/15/2039	30,000	38,900
6.68%, 9/13/2043	92,000	104,923
HSBC Holdings plc 7.39%, 11/3/2028(a)	210,000	225,490
6.50%, 9/15/2037	150,000	158,988
ING Groep NV 4.02%, 3/28/2028(a)	200,000	194,119
JPMorgan Chase & Co. 1.58%, 4/22/2027(a)	100,000	92,819
3.78%, 2/1/2028(a)	100,000	96,815
6.09%, 10/23/2029(a)	130,000	136,521
4.45%, 12/5/2029(a)	100,000	98,172
4.57%, 6/14/2030(a)	100,000	98,420
2.58%, 4/22/2032(a)	14,000	11,861
Mitsubishi UFJ Financial Group, Inc. 5.13%, 7/20/2033(a)	200,000	201,151
PNC Financial Services Group, Inc. (The) 4.63%, 6/6/2033(a)	50,000	46,973
Royal Bank of Canada 5.00%, 2/1/2033	20,000	20,003
5.00%, 5/2/2033	30,000	30,082
5.15%, 2/1/2034	40,000	40,092
Santander Holdings USA, Inc. 3.45%, 6/2/2025	120,000	116,691
Sumitomo Mitsui Financial Group, Inc. 2.17%, 1/14/2027	210,000	194,873
Toronto-Dominion Bank (The) 4.11%, 6/8/2027	17,000	16,682
4.46%, 6/8/2032	177,000	170,445
Westpac Banking Corp. 6.82%, 11/17/2033	50,000	54,526

		4,848,438

Beverages - 1.2%
Anheuser-Busch Cos. LLC 4.70%, 2/1/2036	71,000	70,138
Anheuser-Busch InBev Worldwide, Inc. 5.45%, 1/23/2039	12,000	12,613
5.80%, 1/23/2059	12,000	13,178
Molson Coors Beverage Co. 4.20%, 7/15/2046	14,000	11,874
PepsiCo, Inc. 2.25%, 3/19/2025	10,000	9,723
4.45%, 5/15/2028	67,000	68,014
2.63%, 7/29/2029	50,000	45,889
1.95%, 10/21/2031	80,000	67,164
3.50%, 3/19/2040	133,000	112,069
4.65%, 2/15/2053	30,000	29,159
3.88%, 3/19/2060	5,000	4,168

		443,989

Biotechnology - 1.3%
Amgen, Inc. 1.90%, 2/21/2025	17,000	16,443

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.05%, 8/18/2029	26,000	25,313
2.80%, 8/15/2041	26,000	18,826
5.60%, 3/2/2043	120,000	123,467
4.66%, 6/15/2051	204,000	182,709
4.88%, 3/1/2053	26,000	23,957
2.77%, 9/1/2053	14,000	8,873
5.75%, 3/2/2063	5,000	5,152
Biogen, Inc. 2.25%, 5/1/2030	10,000	8,524
3.15%, 5/1/2050	43,000	29,465
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	54,000	44,607

		487,336

Broadline Retail - 0.8%
Alibaba Group Holding Ltd. 2.70%, 2/9/2041	200,000	137,959
eBay, Inc. 5.90%, 11/22/2025	67,000	68,093
2.70%, 3/11/2030	50,000	44,569
6.30%, 11/22/2032	35,000	38,030

		288,651

Building Products - 0.5%
Fortune Brands Innovations, Inc. 5.88%, 6/1/2033	25,000	26,070
Johnson Controls International plc 1.75%, 9/15/2030	30,000	24,948
4.63%, 7/2/2044(b)	33,000	29,674
Owens Corning 4.30%, 7/15/2047	26,000	22,382
Trane Technologies Financing Ltd. 3.80%, 3/21/2029	60,000	57,994
5.25%, 3/3/2033	10,000	10,333
Trane Technologies Global Holding Co. Ltd. 4.30%, 2/21/2048	7,000	6,118

		177,519

Capital Markets - 7.5%
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	7,000	6,353
Bank of New York Mellon Corp. (The) 3.40%, 1/29/2028	67,000	64,158
3.99%, 6/13/2028(a)	77,000	75,316
4.60%, 7/26/2030(a)	33,000	32,696
4.29%, 6/13/2033(a)	20,000	18,959
Barings BDC, Inc. 3.30%, 11/23/2026	7,000	6,483
BGC Group, Inc. 8.00%, 5/25/2028	10,000	10,578
BlackRock, Inc. 4.75%, 5/25/2033	25,000	25,034
Blackstone Private Credit Fund 2.63%, 12/15/2026	33,000	29,961
7.30%, 11/27/2028(c)	20,000	20,865
Blue Owl Capital Corp. 2.63%, 1/15/2027	33,000	29,988
5.95%, 3/15/2029	20,000	19,858
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	33,000	32,675

Investments	Principal Amount ($)	Value ($)
7.75%, 1/15/2029(c)	50,000	52,202
Deutsche Bank AG 7.15%, 7/13/2027(a)	150,000	155,358
Eaton Vance Corp. 3.50%, 4/6/2027	3,000	2,881
FactSet Research Systems, Inc. 3.45%, 3/1/2032	10,000	8,919
Franklin BSP Lending Corp. 3.25%, 3/30/2026	7,000	6,516
Goldman Sachs Group, Inc. (The) 4.48%, 8/23/2028(a)	301,000	296,545
2.38%, 7/21/2032(a)	17,000	14,017
3.10%, 2/24/2033(a)	70,000	60,267
6.75%, 10/1/2037	87,000	96,773
3.44%, 2/24/2043(a)	110,000	86,789
Hercules Capital, Inc. 3.38%, 1/20/2027	14,000	12,773
Moody’s Corp. 2.75%, 8/19/2041	43,000	31,261
3.75%, 2/25/2052	72,000	57,825
Morgan Stanley 2.63%, 2/18/2026(a)	20,000	19,437
3.13%, 7/27/2026	100,000	95,963
0.99%, 12/10/2026(a)	26,000	24,018
5.12%, 2/1/2029(a)	133,000	133,486
2.70%, 1/22/2031(a)	133,000	116,860
2.24%, 7/21/2032(a)	30,000	24,597
5.25%, 4/21/2034(a)	135,000	135,074
5.42%, 7/21/2034(a)	64,000	64,829
5.30%, 4/20/2037(a)	33,000	32,357
5.60%, 3/24/2051(a)	78,000	83,734
Nasdaq, Inc. 3.85%, 6/30/2026	50,000	48,889
5.35%, 6/28/2028	70,000	71,788
5.55%, 2/15/2034	40,000	41,477
3.95%, 3/7/2052	7,000	5,579
Prospect Capital Corp. 3.71%, 1/22/2026	33,000	31,040
S&P Global, Inc. 2.45%, 3/1/2027	40,000	37,651
1.25%, 8/15/2030	50,000	40,700
2.90%, 3/1/2032	50,000	44,044
5.25%, 9/15/2033(c)	25,000	25,851
4.50%, 5/15/2048	24,000	20,509
3.70%, 3/1/2052	30,000	23,932
Sixth Street Specialty Lending, Inc. 6.13%, 3/1/2029	20,000	19,971
State Street Corp. 2.90%, 3/30/2026(a)	50,000	48,655
5.82%, 11/4/2028(a)	50,000	51,818
2.40%, 1/24/2030	63,000	56,226
6.12%, 11/21/2034(a)	50,000	52,869
UBS AG 1.25%, 6/1/2026	200,000	184,140

		2,790,544

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Chemicals - 1.0%
Dow Chemical Co. (The) 5.55%, 11/30/2048	5,000	5,048
6.90%, 5/15/2053	54,000	64,047
DuPont de Nemours, Inc. 4.73%, 11/15/2028	20,000	20,174
5.32%, 11/15/2038	7,000	7,054
Ecolab, Inc. 4.80%, 3/24/2030	33,000	33,665
1.30%, 1/30/2031	63,000	50,684
3.95%, 12/1/2047	20,000	17,211
FMC Corp. 5.15%, 5/18/2026	100,000	100,047
3.45%, 10/1/2029	10,000	9,088
5.65%, 5/18/2033	5,000	4,974
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	17,000	14,526
Nutrien Ltd. 5.88%, 12/1/2036	20,000	21,084
5.25%, 1/15/2045	47,000	45,422

		393,024

Commercial Services & Supplies - 0.3%
RELX Capital, Inc. 3.00%, 5/22/2030	33,000	30,063
Republic Services, Inc. 5.00%, 12/15/2033	15,000	15,138
5.00%, 4/1/2034	20,000	20,203
Veralto Corp. 5.50%, 9/18/2026(c)	15,000	15,213
5.35%, 9/18/2028(c)	15,000	15,312

		95,929

Communications Equipment - 0.1%
Nokia OYJ 4.38%, 6/12/2027	26,000	25,019

Consumer Finance - 4.8%
Ally Financial, Inc. 6.99%, 6/13/2029(a)	80,000	82,859
6.85%, 1/3/2030(a)	20,000	20,647
American Express Co. 3.13%, 5/20/2026	50,000	48,289
3.30%, 5/3/2027	50,000	47,861
5.28%, 7/27/2029(a)	100,000	101,835
4.42%, 8/3/2033(a)	40,000	38,441
5.63%, 7/28/2034(a)	30,000	30,813
4.05%, 12/3/2042	14,000	12,473
Capital One Financial Corp. 4.93%, 5/10/2028(a)	83,000	81,828
3.27%, 3/1/2030(a)	30,000	26,949
5.27%, 5/10/2033(a)	57,000	55,565
6.38%, 6/8/2034(a)	40,000	41,561
Ford Motor Credit Co. LLC 6.95%, 6/10/2026	400,000	410,421
7.20%, 6/10/2030	200,000	212,669
General Motors Financial Co., Inc. 6.00%, 1/9/2028	33,000	34,072
5.85%, 4/6/2030	33,000	33,887

Investments	Principal Amount ($)	Value ($)
3.10%, 1/12/2032	67,000	56,934
6.40%, 1/9/2033	145,000	153,554
6.10%, 1/7/2034	35,000	36,085
John Deere Capital Corp. 4.80%, 1/9/2026	20,000	20,107
5.15%, 9/8/2026	40,000	40,703
4.70%, 6/10/2030	50,000	50,571
4.35%, 9/15/2032	67,000	66,068
Series I, 5.15%, 9/8/2033	40,000	41,570
Synchrony Financial 2.88%, 10/28/2031	44,000	35,003

		1,780,765

Consumer Staples Distribution & Retail - 0.7%
Kroger Co. (The) 5.40%, 1/15/2049	18,000	17,932
3.95%, 1/15/2050	54,000	43,570
Target Corp. 2.25%, 4/15/2025	50,000	48,549
2.65%, 9/15/2030	127,000	113,863
4.80%, 1/15/2053	27,000	26,134

		250,048

Containers & Packaging - 0.4%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	20,000	19,355
5.63%, 5/26/2033	20,000	20,724
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	20,000	17,345
AptarGroup, Inc. 3.60%, 3/15/2032	13,000	11,679
Avery Dennison Corp. 2.65%, 4/30/2030	10,000	8,861
5.75%, 3/15/2033	14,000	14,823
Berry Global, Inc. 1.57%, 1/15/2026	26,000	24,271
5.50%, 4/15/2028(c)	20,000	20,203

		137,261

Diversified Consumer Services - 0.0%(d)
Howard University Series 22A, 5.21%, 10/1/2052	3,000	2,675

Diversified REITs - 0.4%
Digital Realty Trust LP REIT, 5.55%, 1/15/2028	10,000	10,225
REIT, 4.45%, 7/15/2028	33,000	32,357
Simon Property Group LP REIT, 1.75%, 2/1/2028	20,000	17,951
REIT, 2.65%, 2/1/2032	50,000	42,505
REIT, 6.75%, 2/1/2040	17,000	19,357
REIT, 5.85%, 3/8/2053	17,000	18,076

		140,471

Diversified Telecommunication Services - 3.4%
Deutsche Telekom International Finance BV 8.75%, 6/15/2030(b)	40,000	47,646
Orange SA 9.00%, 3/1/2031(b)	44,000	54,296

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Telefonica Emisiones SA 4.90%, 3/6/2048	150,000	132,573
TELUS Corp. 3.40%, 5/13/2032	7,000	6,225
Verizon Communications, Inc. 4.13%, 3/16/2027	100,000	98,347
4.33%, 9/21/2028	100,000	98,586
2.55%, 3/21/2031	437,000	375,648
2.36%, 3/15/2032	67,000	55,642
5.05%, 5/9/2033	55,000	55,563
2.65%, 11/20/2040	161,000	114,973
3.40%, 3/22/2041	84,000	66,419
4.86%, 8/21/2046	50,000	47,520
3.88%, 3/1/2052	154,000	123,090
2.99%, 10/30/2056	14,000	9,151

		1,285,679

Electric Utilities - 4.4%
Avangrid, Inc. 3.80%, 6/1/2029	14,000	13,171
Baltimore Gas and Electric Co. 4.25%, 9/15/2048	15,000	12,741
Commonwealth Edison Co. 3.00%, 3/1/2050	33,000	22,570
Connecticut Light and Power Co. (The) Series A, 2.05%, 7/1/2031	117,000	96,879
4.00%, 4/1/2048	22,000	18,474
Edison International 4.13%, 3/15/2028	150,000	145,496
Enel Americas SA 4.00%, 10/25/2026	7,000	6,787
Enel Chile SA 4.88%, 6/12/2028	20,000	19,781
Eversource Energy 4.60%, 7/1/2027	17,000	16,825
Series R, 1.65%, 8/15/2030	17,000	13,777
3.45%, 1/15/2050	40,000	28,195
Exelon Corp. 2.75%, 3/15/2027	167,000	157,062
5.30%, 3/15/2033	10,000	10,106
4.95%, 6/15/2035	140,000	134,689
4.45%, 4/15/2046	33,000	28,589
5.60%, 3/15/2053	23,000	23,191
Florida Power & Light Co. 4.80%, 5/15/2033	60,000	60,273
4.13%, 6/1/2048	5,000	4,295
5.30%, 4/1/2053	155,000	158,395
Pacific Gas and Electric Co. 3.15%, 1/1/2026	50,000	48,069
6.10%, 1/15/2029	130,000	134,686
4.20%, 6/1/2041	98,000	78,598
3.95%, 12/1/2047	200,000	149,292
PECO Energy Co. 4.90%, 6/15/2033	20,000	20,179
Public Service Electric and Gas Co. 4.65%, 3/15/2033	15,000	14,888
3.60%, 12/1/2047	77,000	61,869

Investments	Principal Amount ($)	Value ($)
Southern California Edison Co. 5.95%, 11/1/2032	67,000	71,418
Series C, 4.13%, 3/1/2048	33,000	27,160
Series E, 5.45%, 6/1/2052	75,000	74,479

		1,651,934

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd. 4.88%, 5/12/2030	30,000	29,369

Energy Equipment & Services - 0.4%
Baker Hughes Holdings LLC 4.08%, 12/15/2047	35,000	29,125
Halliburton Co. 2.92%, 3/1/2030	10,000	9,060
4.85%, 11/15/2035	90,000	89,167
Schlumberger Investment SA 4.85%, 5/15/2033	30,000	30,251

		157,603

Entertainment - 0.7%
Walt Disney Co. (The) 6.40%, 12/15/2035	67,000	76,111
3.50%, 5/13/2040	5,000	4,150
7.75%, 12/1/2045	29,000	38,784
4.75%, 11/15/2046	107,000	101,316
3.80%, 5/13/2060	50,000	39,486

		259,847

Financial Services - 2.0%
Corebridge Financial, Inc. 5.75%, 1/15/2034	10,000	10,257
6.88%, 12/15/2052(a)	7,000	7,020
Equitable Holdings, Inc. 5.59%, 1/11/2033	44,000	45,173
5.00%, 4/20/2048	5,000	4,688
Mastercard, Inc. 3.30%, 3/26/2027	100,000	97,019
2.95%, 6/1/2029	94,000	87,964
2.00%, 11/18/2031	33,000	27,782
4.85%, 3/9/2033	30,000	30,805
3.95%, 2/26/2048	15,000	13,129
2.95%, 3/15/2051	30,000	21,696
PayPal Holdings, Inc. 4.40%, 6/1/2032	98,000	96,592
5.05%, 6/1/2052	30,000	29,593
Shell International Finance BV 3.88%, 11/13/2028	70,000	68,628
2.75%, 4/6/2030	90,000	81,596
6.38%, 12/15/2038	35,000	40,251
2.88%, 11/26/2041	20,000	15,011
4.00%, 5/10/2046	33,000	28,369
3.25%, 4/6/2050	28,000	20,553
Visa, Inc. 2.70%, 4/15/2040	5,000	3,819
Voya Financial, Inc. 4.70%, 1/23/2048(a)	30,000	25,513

		755,458

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Food Products - 0.8%
Campbell Soup Co. 4.15%, 3/15/2028	50,000	48,929
2.38%, 4/24/2030	17,000	14,692
General Mills, Inc. 2.88%, 4/15/2030	50,000	45,031
4.95%, 3/29/2033	14,000	14,014
4.55%, 4/17/2038	5,000	4,633
4.70%, 4/17/2048	10,000	9,111
3.00%, 2/1/2051	7,000	4,721
Hershey Co. (The) 4.25%, 5/4/2028	20,000	19,947
1.70%, 6/1/2030	32,000	27,138
2.65%, 6/1/2050	10,000	6,696
Hormel Foods Corp. 3.05%, 6/3/2051	20,000	13,875
Ingredion, Inc. 2.90%, 6/1/2030	33,000	29,480
Mondelez International, Inc. 2.63%, 9/4/2050	50,000	32,722
Tyson Foods, Inc. 5.10%, 9/28/2048	43,000	38,817

		309,806

Gas Utilities - 0.3%
Southern California Gas Co. 2.95%, 4/15/2027	117,000	111,239
Washington Gas Light Co. 3.65%, 9/15/2049	10,000	7,463

		118,702

Ground Transportation - 1.6%
Canadian National Railway Co. 3.65%, 2/3/2048	14,000	11,373
4.45%, 1/20/2049	62,000	57,168
4.40%, 8/5/2052	7,000	6,387
Canadian Pacific Railway Co. 5.75%, 3/15/2033	3,000	3,153
4.30%, 5/15/2043	10,000	8,770
4.80%, 8/1/2045	59,000	55,258
4.20%, 11/15/2069	47,000	38,202
CSX Corp. 2.40%, 2/15/2030	33,000	29,244
5.20%, 11/15/2033	10,000	10,331
4.30%, 3/1/2048	82,000	72,570
3.80%, 4/15/2050	33,000	26,371
4.65%, 3/1/2068	3,000	2,705
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	30,000	29,380
Union Pacific Corp. 4.50%, 1/20/2033	80,000	79,468
4.50%, 9/10/2048	40,000	35,900
5.15%, 1/20/2063	130,000	129,987

		596,267

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories 1.40%, 6/30/2030	58,000	48,949
4.90%, 11/30/2046	83,000	83,023

Investments	Principal Amount ($)	Value ($)
Baxter International, Inc. 1.73%, 4/1/2031	50,000	40,274
3.13%, 12/1/2051	33,000	22,141
Becton Dickinson & Co. 3.79%, 5/20/2050	50,000	40,237
Boston Scientific Corp. 2.65%, 6/1/2030	50,000	44,571
4.55%, 3/1/2039	10,000	9,604
Dentsply Sirona, Inc. 3.25%, 6/1/2030	10,000	8,957
Edwards Lifesciences Corp. 4.30%, 6/15/2028	5,000	4,929
Medtronic Global Holdings SCA 4.25%, 3/30/2028	60,000	59,592
4.50%, 3/30/2033	5,000	4,956
Medtronic, Inc. 4.00%, 4/1/2043	14,000	12,272
4.63%, 3/15/2045	30,000	28,745
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	50,000	42,823

		451,073

Health Care Providers & Services - 4.4%
Aetna, Inc. 3.88%, 8/15/2047	41,000	31,875
Cardinal Health, Inc. 4.90%, 9/15/2045	33,000	29,918
Cencora, Inc. 2.70%, 3/15/2031	50,000	43,579
Cigna Group (The) 4.38%, 10/15/2028	40,000	39,443
6.13%, 11/15/2041	33,000	35,908
3.88%, 10/15/2047	24,000	19,282
4.90%, 12/15/2048	67,000	62,394
3.40%, 3/15/2051	14,000	10,179
CVS Health Corp. 3.88%, 7/20/2025	50,000	49,205
3.63%, 4/1/2027	33,000	31,943
4.30%, 3/25/2028	100,000	98,255
5.25%, 2/21/2033	80,000	80,984
4.78%, 3/25/2038	90,000	84,431
5.05%, 3/25/2048	174,000	159,526
Elevance Health, Inc. 2.25%, 5/15/2030	50,000	43,163
4.10%, 5/15/2032	124,000	117,358
4.75%, 2/15/2033	20,000	19,800
4.55%, 3/1/2048	32,000	28,775
3.60%, 3/15/2051	52,000	40,198
6.10%, 10/15/2052	14,000	15,511
5.13%, 2/15/2053	20,000	19,567
HCA, Inc. 3.63%, 3/15/2032	133,000	118,558
7.50%, 11/6/2033	47,000	52,993
4.38%, 3/15/2042	15,000	12,824
4.63%, 3/15/2052	77,000	65,316
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	50,000	46,358
2.70%, 6/1/2031	50,000	43,386

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Novant Health, Inc. 3.32%, 11/1/2061	23,000	15,211
Quest Diagnostics, Inc. 4.20%, 6/30/2029	43,000	42,149
6.40%, 11/30/2033	10,000	10,962
UnitedHealth Group, Inc. 4.00%, 5/15/2029	50,000	48,783
4.50%, 4/15/2033	10,000	9,848
5.88%, 2/15/2053	64,000	71,030
5.20%, 4/15/2063	55,000	55,125

		1,653,837

Health Care REITs - 0.5%
Healthcare Realty Holdings LP
REIT, 2.05%, 3/15/2031	7,000	5,432
Healthpeak OP LLC
REIT, 2.88%, 1/15/2031	20,000	17,352
Ventas Realty LP
REIT, 4.00%, 3/1/2028	33,000	31,716
REIT, 3.00%, 1/15/2030	48,000	42,622
REIT, 4.75%, 11/15/2030	10,000	9,778
Welltower OP LLC
REIT, 2.05%, 1/15/2029	20,000	17,563
REIT, 3.85%, 6/15/2032	54,000	49,504
REIT, 4.95%, 9/1/2048	5,000	4,684

		178,651

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
Series F, REIT, 4.50%, 2/1/2026	50,000	49,228
Series I, REIT, 3.50%, 9/15/2030	10,000	8,991

		58,219

Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc. 5.45%, 9/15/2026	50,000	50,744
5.00%, 10/15/2027	20,000	20,192
4.90%, 4/15/2029	30,000	30,184
Series HH, 2.85%, 4/15/2031	33,000	28,654
Series II, 2.75%, 10/15/2033	3,000	2,473
McDonald’s Corp. 3.30%, 7/1/2025	50,000	48,974
3.50%, 7/1/2027	50,000	48,456
4.70%, 12/9/2035	33,000	32,600
4.88%, 12/9/2045	33,000	31,958
4.45%, 9/1/2048	15,000	13,548
3.63%, 9/1/2049	74,000	57,964
5.15%, 9/9/2052	7,000	6,993
Sands China Ltd. 4.05%, 1/8/2026(b)	200,000	192,575

		565,315

Household Durables - 0.1%
Mohawk Industries, Inc. 5.85%, 9/18/2028	12,000	12,437
3.63%, 5/15/2030	7,000	6,505

Investments	Principal Amount ($)	Value ($)
NVR, Inc. 3.00%, 5/15/2030	14,000	12,538

		31,480

Household Products - 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	20,000	21,199
5.00%, 6/15/2052	5,000	4,863
Clorox Co. (The) 4.40%, 5/1/2029	10,000	9,900
4.60%, 5/1/2032	14,000	13,860

		49,822

Independent Power and Renewable Electricity Producers - 0.3%
Constellation Energy Generation LLC 3.25%, 6/1/2025	50,000	48,662
5.60%, 3/1/2028	40,000	41,148
5.80%, 3/1/2033	10,000	10,433
6.13%, 1/15/2034	20,000	21,343

		121,586

Industrial REITs - 0.3%
Prologis LP
REIT, 4.88%, 6/15/2028	40,000	40,542
REIT, 4.63%, 1/15/2033	47,000	46,287
REIT, 5.13%, 1/15/2034	14,000	14,219
REIT, 4.38%, 9/15/2048	7,000	6,147
REIT, 3.00%, 4/15/2050	23,000	16,067

		123,262

Insurance - 3.2%
Aflac, Inc. 3.60%, 4/1/2030	53,000	49,874
Allstate Corp. (The) 1.45%, 12/15/2030	10,000	8,049
5.25%, 3/30/2033	10,000	10,194
3.85%, 8/10/2049	26,000	20,753
American International Group, Inc. 5.13%, 3/27/2033	17,000	17,205
4.75%, 4/1/2048	50,000	47,235
Arch Capital Finance LLC 5.03%, 12/15/2046	10,000	9,397
Assurant, Inc. 2.65%, 1/15/2032	3,000	2,481
AXIS Specialty Finance LLC 4.90%, 1/15/2040(a)	17,000	14,599
Brighthouse Financial, Inc. 3.85%, 12/22/2051	5,000	3,373
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	120,000	116,575
1.38%, 9/15/2030	20,000	16,482
4.35%, 11/3/2045	14,000	12,957
3.05%, 12/15/2061	10,000	6,948
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/2052	35,000	23,513
Fidelity National Financial, Inc. 3.20%, 9/17/2051	14,000	9,013
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	10,000	8,312
Hartford Financial Services Group, Inc. (The) 4.40%, 3/15/2048	5,000	4,423

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.60%, 8/19/2049	33,000	25,653
2.90%, 9/15/2051	14,000	9,302
Lincoln National Corp. 3.05%, 1/15/2030	20,000	17,793
4.35%, 3/1/2048	8,000	6,399
4.38%, 6/15/2050	10,000	7,928
Manulife Financial Corp. 4.06%, 2/24/2032(a)	50,000	47,932
3.70%, 3/16/2032	27,000	25,022
MetLife, Inc. 4.55%, 3/23/2030	20,000	20,031
5.38%, 7/15/2033	15,000	15,505
10.75%, 8/1/2039	33,000	44,722
4.60%, 5/13/2046	56,000	52,899
5.00%, 7/15/2052	33,000	32,520
5.25%, 1/15/2054	14,000	14,261
PartnerRe Finance B LLC 4.50%, 10/1/2050(a)	5,000	4,462
Primerica, Inc. 2.80%, 11/19/2031	10,000	8,477
Principal Financial Group, Inc. 3.70%, 5/15/2029	33,000	31,135
2.13%, 6/15/2030	33,000	28,049
5.38%, 3/15/2033	10,000	10,279
5.50%, 3/15/2053	3,000	3,022
Prudential Financial, Inc. 1.50%, 3/10/2026	100,000	93,521
3.00%, 3/10/2040	3,000	2,325
4.50%, 9/15/2047(a)	50,000	46,920
3.91%, 12/7/2047	35,000	28,776
4.35%, 2/25/2050	33,000	28,977
3.70%, 3/13/2051	22,000	17,324
6.00%, 9/1/2052(a)	47,000	46,808
Prudential Funding Asia plc 3.13%, 4/14/2030	15,000	13,614
3.63%, 3/24/2032	10,000	9,059
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	22,000	22,317
Travelers Cos., Inc. (The) 4.00%, 5/30/2047	55,000	47,482
4.05%, 3/7/2048	8,000	6,884
5.45%, 5/25/2053	17,000	18,095
Unum Group 4.00%, 6/15/2029	10,000	9,496
4.13%, 6/15/2051	24,000	18,180
W R Berkley Corp. 3.15%, 9/30/2061	20,000	12,433

		1,208,985

Interactive Media & Services - 1.6%
Alphabet, Inc. 0.80%, 8/15/2027	317,000	283,361
1.10%, 8/15/2030	10,000	8,279
1.90%, 8/15/2040	7,000	4,788
2.05%, 8/15/2050	60,000	36,501
Meta Platforms, Inc. 4.60%, 5/15/2028	180,000	181,849
4.80%, 5/15/2030	20,000	20,367

Investments	Principal Amount ($)	Value ($)
4.65%, 8/15/2062	40,000	36,671
5.75%, 5/15/2063	23,000	24,944

		596,760

IT Services - 2.4%
Amdocs Ltd. 2.54%, 6/15/2030	10,000	8,639
International Business Machines Corp. 4.00%, 7/27/2025	587,000	581,521
4.50%, 2/6/2026	180,000	179,581
1.95%, 5/15/2030	100,000	85,607
2.85%, 5/15/2040	72,000	53,888

		909,236

Leisure Products - 0.2%
Brunswick Corp. 4.40%, 9/15/2032	25,000	22,611
Hasbro, Inc.
3.90%, 11/19/2029	33,000	30,637
6.35%, 3/15/2040	10,000	10,514

		63,762

Machinery - 1.1%
CNH Industrial Capital LLC 4.55%, 4/10/2028	10,000	9,916
5.50%, 1/12/2029	35,000	35,994
Cummins, Inc. 1.50%, 9/1/2030	47,000	39,249
2.60%, 9/1/2050	10,000	6,497
Ingersoll Rand, Inc. 5.40%, 8/14/2028	38,000	38,977
Otis Worldwide Corp. 2.57%, 2/15/2030	40,000	35,411
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	87,000	84,430
2.75%, 11/15/2050	22,000	13,260
4.00%, 3/15/2060(a)	96,000	83,693
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028(b)	22,000	21,790
Xylem, Inc. 1.95%, 1/30/2028	20,000	18,106
2.25%, 1/30/2031	17,000	14,539

		401,862

Marine Transportation - 0.0%(d)
Kirby Corp. 4.20%, 3/1/2028	20,000	19,456

Media - 2.0%
Comcast Corp. 2.65%, 2/1/2030	67,000	60,256
4.65%, 2/15/2033	67,000	66,869
4.00%, 3/1/2048	64,000	53,088
2.89%, 11/1/2051	387,000	256,207
2.99%, 11/1/2063	170,000	107,386
5.50%, 5/15/2064	3,000	3,094
Fox Corp.
4.71%, 1/25/2029	50,000	49,591
5.58%, 1/25/2049	45,000	43,205
Interpublic Group of Cos., Inc. (The) 3.38%, 3/1/2041	30,000	22,678

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Paramount Global 4.95%, 1/15/2031	25,000	23,639
4.38%, 3/15/2043	30,000	21,729
4.95%, 5/19/2050	40,000	31,903

		739,645

Metals & Mining - 0.6%
Newmont Corp. 2.60%, 7/15/2032	10,000	8,421
5.88%, 4/1/2035	57,000	60,509
4.20%, 5/13/2050(c)	25,000	21,365
Nucor Corp. 4.30%, 5/23/2027	20,000	19,857
3.13%, 4/1/2032	33,000	29,484
4.40%, 5/1/2048	8,000	7,151
2.98%, 12/15/2055	14,000	9,371
Teck Resources Ltd. 3.90%, 7/15/2030	60,000	55,870
Yamana Gold, Inc. 2.63%, 8/15/2031	10,000	8,420

		220,448

Multi-Utilities - 1.2%
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/2030	10,000	9,331
2.40%, 6/15/2031	50,000	42,945
5.20%, 3/1/2033	10,000	10,288
5.50%, 3/15/2034	50,000	52,187
Series E, 4.65%, 12/1/2048	22,000	19,756
6.15%, 11/15/2052	7,000	7,878
4.50%, 5/15/2058	67,000	58,407
3.60%, 6/15/2061	23,000	17,071
National Grid plc 5.60%, 6/12/2028	15,000	15,439
5.81%, 6/12/2033	15,000	15,614
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	63,000	65,583
1.60%, 8/15/2030	10,000	8,172
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030	10,000	8,267
2.95%, 8/15/2051	77,000	53,822
Sempra 5.50%, 8/1/2033	20,000	20,387
3.80%, 2/1/2038	26,000	22,108
4.00%, 2/1/2048	33,000	26,653

		453,908

Office REITs - 0.6%
Boston Properties LP
REIT, 3.25%, 1/30/2031	80,000	68,865
REIT, 2.45%, 10/1/2033	33,000	25,104
Highwoods Realty LP
REIT, 3.05%, 2/15/2030	30,000	25,400
Kilroy Realty LP
REIT, 4.38%, 10/1/2025	80,000	78,132
REIT, 6.25%, 1/15/2036	7,000	7,006

Investments	Principal Amount ($)	Value ($)
Piedmont Operating Partnership LP
REIT, 2.75%, 4/1/2032	7,000	4,897

		209,404

Oil, Gas & Consumable Fuels - 5.9%
BP Capital Markets America, Inc. 3.38%, 2/8/2061	10,000	7,060
Canadian Natural Resources Ltd. 2.95%, 7/15/2030	107,000	94,292
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	17,000	16,008
2.74%, 12/31/2039	10,000	7,983
Cheniere Energy Partners LP 5.95%, 6/30/2033(c)	33,000	33,700
Cheniere Energy, Inc. 4.63%, 10/15/2028	14,000	13,545
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	10,000	10,024
Enbridge, Inc. 5.50%, 7/15/2077(a)	50,000	46,565
8.50%, 1/15/2084(a)	50,000	53,455
Enterprise Products Operating LLC 2.80%, 1/31/2030	20,000	18,039
5.35%, 1/31/2033	50,000	52,002
3.70%, 1/31/2051	120,000	94,377
EQT Corp. 7.00%, 2/1/2030(b)	10,000	10,722
Hess Corp. 6.00%, 1/15/2040	17,000	18,514
5.80%, 4/1/2047	20,000	21,476
Kinder Morgan Energy Partners LP 6.95%, 1/15/2038	50,000	55,305
5.40%, 9/1/2044	20,000	18,744
Kinder Morgan, Inc. 4.30%, 6/1/2025	237,000	234,244
2.00%, 2/15/2031	14,000	11,554
5.20%, 6/1/2033	50,000	49,605
5.55%, 6/1/2045	33,000	31,802
5.20%, 3/1/2048	27,000	24,670
3.60%, 2/15/2051	10,000	7,084
Marathon Petroleum Corp. 4.50%, 4/1/2048	48,000	40,588
MPLX LP 1.75%, 3/1/2026	50,000	46,847
2.65%, 8/15/2030	17,000	14,745
4.50%, 4/15/2038	82,000	73,796
5.20%, 12/1/2047	30,000	27,224
5.50%, 2/15/2049	30,000	28,886
Occidental Petroleum Corp. 6.45%, 9/15/2036	40,000	42,670
Zero Coupon, 10/10/2036	50,000	26,424
ONEOK, Inc. 6.10%, 11/15/2032	25,000	26,312
6.05%, 9/1/2033	30,000	31,500
5.20%, 7/15/2048	20,000	18,458
4.50%, 3/15/2050	60,000	49,502
Pioneer Natural Resources Co. 2.15%, 1/15/2031	46,000	39,185

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Plains All American Pipeline LP
4.50%, 12/15/2026	100,000	99,070
3.80%, 9/15/2030	35,000	32,332
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	17,000	16,595
5.90%, 9/15/2037	20,000	20,969
TC PipeLines LP
3.90%, 5/25/2027	20,000	19,189
TotalEnergies Capital International SA
2.83%, 1/10/2030	50,000	45,894
3.13%, 5/29/2050	74,000	53,335
TransCanada PipeLines Ltd.
4.75%, 5/15/2038	20,000	18,691
Transcanada Trust
5.60%, 3/7/2082(a)	177,000	155,388
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030	33,000	30,106
4.60%, 3/15/2048	10,000	8,995
Valero Energy Corp.
4.00%, 4/1/2029	30,000	29,017
2.80%, 12/1/2031	50,000	42,994
4.00%, 6/1/2052	10,000	7,820
Western Midstream Operating LP
5.30%, 3/1/2048	33,000	28,931
5.50%, 8/15/2048	10,000	8,854
5.25%, 2/1/2050(b)	7,000	6,256
Williams Cos., Inc. (The)
5.65%, 3/15/2033	73,000	75,780
5.15%, 3/15/2034	15,000	15,038
5.75%, 6/24/2044	33,000	33,501
5.10%, 9/15/2045	37,000	35,218
4.85%, 3/1/2048	29,000	26,380
5.30%, 8/15/2052	14,000	13,607

		2,220,867

Paper & Forest Products - 0.2%
Suzano Austria GmbH
3.75%, 1/15/2031	20,000	17,441
Series DM3N, 3.13%, 1/15/2032	50,000	41,250

		58,691

Personal Care Products - 0.4%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	100,000	95,860
4.38%, 5/15/2028	20,000	19,962
2.60%, 4/15/2030	10,000	8,878
1.95%, 3/15/2031	33,000	27,592
5.15%, 5/15/2053	5,000	5,009
Kenvue, Inc.
4.90%, 3/22/2033	10,000	10,201

		167,502

Pharmaceuticals - 5.0%
AstraZeneca Finance LLC
4.88%, 3/3/2033	33,000	33,914
AstraZeneca plc
4.00%, 9/18/2042	30,000	26,652
4.38%, 11/16/2045	50,000	46,208
3.00%, 5/28/2051	14,000	10,146

Investments	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.
3.55%, 3/15/2042	65,000	52,810
5.00%, 8/15/2045	53,000	52,118
3.90%, 3/15/2062	91,000	69,814
6.40%, 11/15/2063	3,000	3,448
GlaxoSmithKline Capital plc
3.38%, 6/1/2029	33,000	31,620
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	37,000	43,002
Johnson & Johnson
3.63%, 3/3/2037	180,000	163,742
2.10%, 9/1/2040	10,000	7,056
3.70%, 3/1/2046	50,000	42,674
2.25%, 9/1/2050	20,000	12,774
2.45%, 9/1/2060	7,000	4,268
Merck & Co., Inc.
4.05%, 5/17/2028	133,000	132,383
3.40%, 3/7/2029	50,000	47,764
2.35%, 6/24/2040	133,000	95,368
4.90%, 5/17/2044	35,000	34,975
2.75%, 12/10/2051	48,000	32,219
Mylan, Inc.
5.20%, 4/15/2048	37,000	30,974
Novartis Capital Corp.
2.00%, 2/14/2027	50,000	46,933
2.20%, 8/14/2030	35,000	30,814
2.75%, 8/14/2050	65,000	45,223
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2028	124,000	123,741
5.34%, 5/19/2063	112,000	111,907
Pfizer, Inc.
0.80%, 5/28/2025	50,000	47,492
3.45%, 3/15/2029	50,000	47,844
1.75%, 8/18/2031	33,000	27,185
4.10%, 9/15/2038	275,000	252,141
7.20%, 3/15/2039	57,000	70,352
2.55%, 5/28/2040	33,000	23,922
2.70%, 5/28/2050	33,000	22,604
Sanofi SA
3.63%, 6/19/2028	15,000	14,692
Viatris, Inc.
3.85%, 6/22/2040	10,000	7,569
4.00%, 6/22/2050	23,000	16,277

		1,862,625

Professional Services - 0.4%
Equifax, Inc.
3.10%, 5/15/2030	37,000	33,284
Verisk Analytics, Inc.
4.13%, 3/15/2029	50,000	48,753
3.63%, 5/15/2050	90,000	67,123

		149,160

Real Estate Management & Development - 0.1%
CBRE Services, Inc.
2.50%, 4/1/2031	20,000	16,742
5.95%, 8/15/2034	8,000	8,277

		25,019

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Residential REITs - 0.7%
AvalonBay Communities, Inc.
REIT, 2.95%, 5/11/2026	100,000	96,159
REIT, 1.90%, 12/1/2028	40,000	35,299
REIT, 5.00%, 2/15/2033	14,000	14,154
REIT, 4.35%, 4/15/2048	10,000	8,576
ERP Operating LP
REIT, 4.15%, 12/1/2028	30,000	29,397
REIT, 3.00%, 7/1/2029	67,000	61,676
REIT, 1.85%, 8/1/2031	8,000	6,586
Essex Portfolio LP
REIT, 1.65%, 1/15/2031	20,000	15,895
UDR, Inc.
REIT, 4.40%, 1/26/2029	7,000	6,775

		274,517

Retail REITs - 0.7%
Brixmor Operating Partnership LP
REIT, 3.90%, 3/15/2027	33,000	31,706
REIT, 2.25%, 4/1/2028	30,000	26,906
REIT, 2.50%, 8/16/2031	7,000	5,839
REIT, 5.50%, 2/15/2034	7,000	7,023
Federal Realty OP LP
REIT, 1.25%, 2/15/2026	67,000	62,041
REIT, 3.50%, 6/1/2030	10,000	9,152
Kimco Realty OP LLC
REIT, 6.40%, 3/1/2034	60,000	64,915
Regency Centers LP
REIT, 4.13%, 3/15/2028	15,000	14,452
REIT, 3.70%, 6/15/2030	26,000	24,176

		246,210

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp. 3.75%, 3/25/2027	100,000	98,007
2.00%, 8/12/2031	47,000	39,215
5.63%, 2/10/2043	54,000	57,242
3.73%, 12/8/2047	47,000	37,673
4.75%, 3/25/2050	197,000	182,504
3.05%, 8/12/2051	35,000	24,212
4.95%, 3/25/2060	48,000	46,243
QUALCOMM, Inc. 3.45%, 5/20/2025	50,000	49,162
TSMC Arizona Corp. 1.75%, 10/25/2026	200,000	184,852
3.88%, 4/22/2027	280,000	273,833

		992,943

Software - 3.4%
Adobe, Inc. 2.30%, 2/1/2030	33,000	29,512
Autodesk, Inc. 2.85%, 1/15/2030	20,000	18,103
Microsoft Corp. 2.40%, 8/8/2026	60,000	57,215
3.30%, 2/6/2027	263,000	256,634
3.45%, 8/8/2036	33,000	30,099
4.50%, 6/15/2047(c)	15,000	14,527
2.53%, 6/1/2050	180,000	120,122
2.92%, 3/17/2052	40,000	28,711

Investments	Principal Amount ($)	Value ($)
2.68%, 6/1/2060	113,000	74,444
3.04%, 3/17/2062	55,000	38,686
Oracle Corp. 3.60%, 4/1/2040	140,000	111,961
5.55%, 2/6/2053	120,000	119,251
4.10%, 3/25/2061	115,000	87,664
Salesforce, Inc. 1.50%, 7/15/2028	50,000	44,533
2.90%, 7/15/2051	54,000	37,429
VMware LLC 1.40%, 8/15/2026	100,000	91,532
2.20%, 8/15/2031	100,000	82,582
Workday, Inc. 3.70%, 4/1/2029	30,000	28,586

		1,271,591

Specialized REITs - 1.0%
Equinix, Inc.
REIT, 3.20%, 11/18/2029	70,000	64,003
REIT, 3.90%, 4/15/2032	150,000	138,813
REIT, 3.40%, 2/15/2052	26,000	18,792
Public Storage Operating Co.
REIT, 5.13%, 1/15/2029	60,000	61,554
REIT, 5.10%, 8/1/2033	20,000	20,382
Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030	30,000	28,601
REIT, 3.38%, 3/9/2033	30,000	26,422

		358,567

Specialty Retail - 1.9%
Advance Auto Parts, Inc. 5.95%, 3/9/2028	15,000	14,974
3.90%, 4/15/2030	5,000	4,468
Dick’s Sporting Goods, Inc. 3.15%, 1/15/2032	5,000	4,251
4.10%, 1/15/2052	10,000	7,242
Home Depot, Inc. (The) 3.30%, 4/15/2040	100,000	82,117
4.50%, 12/6/2048	20,000	18,492
4.95%, 9/15/2052	135,000	133,266
Lowe’s Cos., Inc. 2.50%, 4/15/2026	33,000	31,484
3.65%, 4/5/2029	50,000	48,025
2.63%, 4/1/2031	50,000	43,489
5.00%, 4/15/2033	77,000	78,033
5.15%, 7/1/2033	25,000	25,541
5.50%, 10/15/2035	33,000	34,995
2.80%, 9/15/2041	138,000	101,103
3.00%, 10/15/2050	33,000	22,470
4.45%, 4/1/2062	26,000	21,807
5.85%, 4/1/2063	14,000	14,748
Tractor Supply Co. 5.25%, 5/15/2033	10,000	10,164

		696,669

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc. 3.25%, 2/23/2026	84,000	82,045
2.38%, 2/8/2041	130,000	94,750
4.45%, 5/6/2044	114,000	110,161

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.65%, 2/23/2046	208,000	204,258
4.85%, 5/10/2053	100,000	100,992
4.10%, 8/8/2062	47,000	40,897
Dell International LLC
8.10%, 7/15/2036	110,000	135,597
3.38%, 12/15/2041	30,000	22,778
HP, Inc.
2.65%, 6/17/2031	19,000	16,111
5.50%, 1/15/2033	100,000	102,144
6.00%, 9/15/2041	53,000	55,698

		965,431

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc.
2.85%, 3/27/2030	20,000	18,317
3.25%, 3/27/2040	40,000	32,889
PVH Corp.
4.63%, 7/10/2025	20,000	19,823
Ralph Lauren Corp.
2.95%, 6/15/2030	14,000	12,698
Tapestry, Inc.
7.70%, 11/27/2030	35,000	37,096
VF Corp.
2.80%, 4/23/2027	15,000	13,848
2.95%, 4/23/2030	26,000	21,821

		156,492

Water Utilities - 0.4%
American Water Capital Corp.
2.80%, 5/1/2030	30,000	26,958
2.30%, 6/1/2031	100,000	84,838
4.20%, 9/1/2048	5,000	4,368
Essential Utilities, Inc.
2.70%, 4/15/2030	48,000	42,118
5.30%, 5/1/2052	10,000	9,575

		167,857

Wireless Telecommunication Services - 0.4%
Vodafone Group plc
5.00%, 5/30/2038	3,000	3,002
5.25%, 5/30/2048	40,000	38,519
5.63%, 2/10/2053	96,000	96,711

		138,232

TOTAL CORPORATE BONDS (COST $36,328,560)		35,304,227

Total Investments - 94.6% (Cost $36,328,560)		35,304,227
Other assets less liabilities - 5.4%		2,027,638

Net Assets - 100.0%		37,331,865

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2024.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Security Type	% of Net Assets
Corporate Bonds	94.6%
Others(1)	5.4

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ultra-Short Income Fund

January 31, 2024 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 91.1%

Aerospace & Defense - 2.7%
Boeing Co. (The)
1.95%, 2/1/2024	900,000	900,000
1.43%, 2/4/2024	3,000,000	2,998,836
General Dynamics Corp.
2.38%, 11/15/2024	9,000,000	8,803,325
L3Harris Technologies, Inc.
3.95%, 5/28/2024	4,065,000	4,044,121
Northrop Grumman Corp.
2.93%, 1/15/2025	5,673,000	5,560,802
RTX Corp.
3.20%, 3/15/2024	8,205,000	8,175,674
3.15%, 12/15/2024	97,000	95,181

		30,577,939

Automobiles - 2.7%
BMW US Capital LLC
(United States SOFR Compounded Index + 0.53%), 5.87%, 4/1/2024(a)(b)	900,000	900,468
Hyundai Capital America
0.88%, 6/14/2024(b)	1,000,000	982,015
(SOFR + 1.50%), 6.83%, 1/8/2027(a)(b)	9,000,000	9,053,316
Kia Corp.
2.38%, 2/14/2025(b)	730,000	708,786
Mercedes-Benz Finance North America LLC
0.75%, 3/1/2024(b)	2,350,000	2,340,664
(SOFR + 0.93%), 6.27%, 3/30/2025(a)(b)	5,000,000	5,035,500
(SOFR + 0.57%), 5.95%, 8/1/2025(a)(b)	7,000,000	7,024,850
Nissan Motor Acceptance Co. LLC
1.13%, 9/16/2024(b)	900,000	873,164
Volkswagen Group of America Finance LLC
(SOFR + 0.95%), 6.30%, 6/7/2024(a)(b)	2,690,000	2,692,963

		29,611,726

Banks - 23.5%
ANZ New Zealand Int’l Ltd.
(SOFR + 0.60%), 5.98%, 2/18/2025(a)(b)	1,450,000	1,451,069
Australia & New Zealand Banking Group Ltd.
5.38%, 7/3/2025	4,290,000	4,324,754
(SOFR + 0.64%), 5.98%, 10/3/2025(a)(b)	500,000	501,133
5.09%, 12/8/2025	1,505,000	1,515,445

Investments	Principal Amount ($)	Value ($)
Banco Santander SA
(SOFR + 1.24%), 6.60%, 5/24/2024(a)	5,800,000	5,815,919
5.15%, 8/18/2025	1,400,000	1,393,697
Bank of America Corp.
Series 2025, (SOFR + 0.66%), 6.04%, 2/4/2025(a)	2,000,000	2,000,016
(SOFR + 1.10%), 6.41%, 4/25/2025(a)	5,000,000	5,007,165
Bank of America NA
(SOFR + 0.78%), 6.16%, 8/18/2025(a)	3,850,000	3,860,971
Bank of Montreal
2.50%, 6/28/2024	1,500,000	1,481,909
Series H, 4.25%, 9/14/2024	4,500,000	4,463,681
(United States SOFR Compounded Index + 0.95%), 6.30%, 9/25/2025(a)	5,700,000	5,725,204
(United States SOFR Compounded Index + 0.62%), 5.97%, 9/15/2026(a)	3,300,000	3,272,774
Bank of New Zealand
(SOFR + 0.81%), 6.13%, 1/27/2027(a)(b)	4,000,000	3,995,994
Bank of Nova Scotia (The)
(SOFR + 0.46%), 5.79%, 1/10/2025(a)	4,355,000	4,351,584
(United States SOFR Compounded Index + 0.90%), 6.23%, 4/11/2025(a)	2,286,000	2,293,208
(United States SOFR Compounded Index + 0.55%), 5.91%, 3/2/2026(a)	5,000,000	4,969,543
(SOFR + 0.61%), 5.96%, 9/15/2026(a)	1,780,000	1,763,174
Banque Federative du Credit Mutuel SA
0.65%, 2/27/2024(b)	5,000,000	4,983,217
(SOFR + 1.13%), 6.46%, 1/23/2027(a)(b)	2,940,000	2,957,828
BNP Paribas SA
4.25%, 10/15/2024	1,000,000	990,100
Canadian Imperial Bank of Commerce
3.10%, 4/2/2024	3,225,000	3,211,575
(SOFR + 0.94%), 6.28%, 4/7/2025(a)	7,674,000	7,727,880

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Citibank NA
(United States SOFR Compounded Index + 1.06%), 6.43%, 12/4/2026(a)	3,000,000	3,024,840
Citigroup, Inc.
(SOFR + 0.69%), 6.01%, 10/30/2024(a)	3,500,000	3,505,436
(SOFR + 0.67%), 6.05%, 5/1/2025(a)	900,000	899,469
(SOFR + 1.37%), 6.75%, 5/24/2025(a)	1,300,000	1,303,198
(SOFR + 0.69%), 6.01%, 1/25/2026(a)	2,400,000	2,394,960
Commonwealth Bank of Australia
(SOFR + 0.74%), 6.09%, 3/14/2025(a)(b)	5,000,000	5,016,315
(SOFR + 0.40%), 5.74%, 7/7/2025(a)(b)	1,800,000	1,796,060
(SOFR + 0.52%), 5.87%, 6/15/2026(a)(b)	1,900,000	1,896,390
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.38%), 5.71%, 1/10/2025(a)	1,600,000	1,599,043
(United States SOFR Compounded Index + 0.90%), 6.23%, 10/5/2026(a)	5,000,000	5,013,191
Credit Agricole SA
3.25%, 10/4/2024(b)	3,000,000	2,955,005
Danske Bank A/S
6.47%, 1/9/2026(b)(c)	1,280,000	1,290,092
Fifth Third Bank NA
5.85%, 10/27/2025(c)	8,500,000	8,510,933
HSBC Holdings plc
(SOFR + 1.43%), 6.78%, 3/10/2026(a)	7,000,000	7,039,620
ING Groep NV
(United States SOFR Compounded Index + 1.01%), 6.34%, 4/1/2027(a)	5,582,000	5,553,261
JPMorgan Chase & Co.
0.77%, 8/9/2025(c)	1,000,000	974,298
(SOFR + 0.60%), 5.96%, 12/10/2025(a)	1,000,000	999,470
(SOFR + 0.92%), 6.29%, 2/24/2026(a)	7,000,000	7,014,280
(SOFR + 0.77%), 6.11%, 9/22/2027(a)	2,500,000	2,487,950

Investments	Principal Amount ($)	Value ($)
KeyBank NA
(United States SOFR Compounded Index + 0.32%), 5.67%, 6/14/2024(a)	2,000,000	1,987,188
Lloyds Banking Group plc
3.90%, 3/12/2024	1,000,000	997,995
4.72%, 8/11/2026(c)	2,300,000	2,276,703
Mitsubishi UFJ Financial Group, Inc.
4.79%, 7/18/2025(c)	2,000,000	1,991,533
(SOFR + 0.94%), 6.31%, 2/20/2026(a)	5,000,000	5,006,088
(SOFR + 1.44%), 6.76%, 4/17/2026(a)	2,500,000	2,515,579
Morgan Stanley Bank NA
5.48%, 7/16/2025	3,000,000	3,031,053
National Australia Bank Ltd.
(SOFR + 0.86%), 6.22%, 6/9/2025(a)(b)	5,200,000	5,223,885
(SOFR + 0.65%), 5.97%, 1/12/2027(a)(b)	4,000,000	3,996,908
National Bank of Canada
0.75%, 8/6/2024	900,000	877,567
NatWest Markets plc
(SOFR + 0.53%), 5.91%, 8/12/2024(a)(b)	600,000	599,784
Nordea Bank Abp
(SOFR + 0.96%), 6.31%, 6/6/2025(a)(b)	2,000,000	2,011,931
Royal Bank of Canada
3.97%, 7/26/2024	5,000,000	4,965,539
(United States SOFR Compounded Index + 0.44%), 5.77%, 1/21/2025(a)	3,000,000	3,001,041
4.95%, 4/25/2025	3,000,000	3,004,482
(United States SOFR Compounded Index + 0.53%), 5.85%, 1/20/2026(a)	2,750,000	2,738,970
(United States SOFR Compounded Index + 0.57%), 5.89%, 4/27/2026(a)	2,000,000	1,987,953
Skandinaviska Enskilda Banken AB
0.65%, 9/9/2024(b)	500,000	485,785
(SOFR + 0.96%), 6.32%, 6/9/2025(a)(b)	1,000,000	1,004,726
Societe Generale SA
3.88%, 3/28/2024(b)	1,665,000	1,659,722
2.63%, 10/16/2024(b)	1,000,000	978,478
Standard Chartered plc
6.17%, 1/9/2027(b)(c)	2,100,000	2,134,307
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/2024	7,000,000	6,911,718

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
(SOFR + 0.88%), 6.20%, 1/14/2027(a)	1,480,000	1,477,266
Sumitomo Mitsui Trust Bank Ltd.
0.85%, 3/25/2024(b)	400,000	397,319
Svenska Handelsbanken AB
(SOFR + 0.91%), 6.27%, 6/10/2025(a)(b)	7,000,000	7,029,410
Swedbank AB
(United States SOFR Compounded Index + 1.38%), 6.73%, 6/15/2026(a)(b)	5,160,000	5,239,366
Toronto-Dominion Bank (The)
2.65%, 6/12/2024	2,000,000	1,979,979
4.29%, 9/13/2024	3,000,000	2,979,962
(SOFR + 0.41%), 5.74%, 1/10/2025(a)	2,777,000	2,776,802
(SOFR + 1.02%), 6.37%, 6/6/2025(a)	3,000,000	3,016,370
(SOFR + 0.59%), 5.95%, 9/10/2026(a)	2,000,000	1,985,960
Truist Financial Corp.
(SOFR + 0.40%), 5.76%, 6/9/2025(a)	3,750,000	3,718,637
US Bancorp
2.40%, 7/30/2024	2,913,000	2,869,768
Wells Fargo & Co.
(SOFR + 1.32%), 6.63%, 4/25/2026(a)	5,600,000	5,634,461
Wells Fargo Bank NA
5.55%, 8/1/2025	1,250,000	1,263,093
(SOFR + 0.80%), 6.18%, 8/1/2025(a)	3,125,000	3,134,914
(SOFR + 0.71%), 6.04%, 1/15/2026(a)	1,475,000	1,475,959
Westpac Banking Corp.
3.30%, 2/26/2024	2,200,000	2,196,649
5.35%, 10/18/2024	3,000,000	3,003,054
(SOFR + 0.30%), 5.68%, 11/18/2024(a)	2,500,000	2,500,195
(SOFR + 1.00%), 6.37%, 8/26/2025(a)	5,000,000	5,033,900
(SOFR + 0.72%), 6.09%, 11/17/2025(a)	2,350,000	2,356,893
(SOFR + 0.52%), 5.89%, 6/3/2026(a)	2,568,000	2,560,690

		263,351,233

Beverages - 1.7%
Constellation Brands, Inc.
3.60%, 5/9/2024	2,656,000	2,642,511
Diageo Capital plc
2.13%, 10/24/2024	7,000,000	6,843,616
Keurig Dr Pepper, Inc.
0.75%, 3/15/2024	3,500,000	3,480,054

Investments	Principal Amount ($)	Value ($)
PepsiCo, Inc.
(United States SOFR Compounded Index + 0.40%), 5.77%, 11/12/2024(a)	3,330,000	3,335,859
(United States SOFR Compounded Index + 0.40%), 5.78%, 2/13/2026(a)	3,000,000	3,004,203

		19,306,243

Biotechnology - 2.0%
AbbVie, Inc.
2.60%, 11/21/2024	8,638,000	8,457,507
Amgen, Inc.
3.63%, 5/22/2024	8,000,000	7,952,516
Gilead Sciences, Inc.
3.70%, 4/1/2024	6,260,000	6,239,753

		22,649,776

Broadline Retail - 0.7%
eBay, Inc.
3.45%, 8/1/2024	8,100,000	8,016,497

Building Products - 1.2%
Carlisle Cos., Inc.
3.50%, 12/1/2024	3,608,000	3,545,125
Carrier Global Corp.
5.80%, 11/30/2025(b)	1,290,000	1,308,548
Johnson Controls International plc
3.62%, 7/2/2024(d)	8,526,000	8,448,623

		13,302,296

Capital Markets - 6.3%
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	3,000,000	2,999,593
2.10%, 10/24/2024	3,000,000	2,934,686
Series J, (SOFR + 0.20%), 5.51%, 10/25/2024(a)	2,800,000	2,793,976
Blackstone Private Credit Fund
2.70%, 1/15/2025	800,000	776,485
Charles Schwab Corp. (The)
(United States SOFR Compounded Index + 0.50%), 5.85%, 3/18/2024(a)	1,390,000	1,389,737
(United States SOFR Compounded Index + 0.52%), 5.90%, 5/13/2026(a)	1,000,000	992,651
(United States SOFR Compounded Index + 1.05%), 6.42%, 3/3/2027(a)	7,000,000	6,949,563
Credit Suisse AG
3.63%, 9/9/2024	1,500,000	1,481,625
7.95%, 1/9/2025	720,000	736,726

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Deutsche Bank AG
0.90%, 5/28/2024	1,100,000	1,083,441
FS KKR Capital Corp.
1.65%, 10/12/2024	980,000	952,283
Goldman Sachs Group, Inc. (The)
3.00%, 3/15/2024	2,500,000	2,492,355
3.85%, 7/8/2024	1,000,000	992,753
(SOFR + 0.51%), 5.87%, 9/10/2024(a)	2,600,000	2,598,092
5.70%, 11/1/2024	3,000,000	3,008,604
3.50%, 4/1/2025	1,500,000	1,471,627
Macquarie Group Ltd.
6.21%, 11/22/2024(b)	2,700,000	2,715,281
(SOFR + 0.71%), 6.04%, 10/14/2025(a)(b)	5,000,000	4,975,928
Morgan Stanley
(SOFR + 1.17%), 6.49%, 4/17/2025(a)	1,500,000	1,501,943
1.16%, 10/21/2025(c)	500,000	482,932
(SOFR + 0.95%), 6.32%, 2/18/2026(a)	7,000,000	7,019,579
Nasdaq, Inc.
5.65%, 6/28/2025	2,500,000	2,523,464
State Street Corp.
(United States SOFR Compounded Index + 0.85%), 6.23%, 8/3/2026(a)	10,000,000	9,996,872
UBS AG
0.70%, 8/9/2024(b)	200,000	195,012
UBS Group AG
(SOFR + 1.58%), 6.96%, 5/12/2026(a)(b)	6,000,000	6,034,194
6.37%, 7/15/2026(b)(c)	1,900,000	1,921,327

		71,020,729

Chemicals - 2.3%
LyondellBasell Industries NV
5.75%, 4/15/2024	10,000,000	10,000,908
Nutrien Ltd.
5.90%, 11/7/2024	6,965,000	6,979,233
5.95%, 11/7/2025	1,020,000	1,036,999
Sherwin-Williams Co. (The)
4.05%, 8/8/2024	7,400,000	7,348,544
Westlake Corp.
0.88%, 8/15/2024	300,000	292,484

		25,658,168

Commercial Services & Supplies - 1.5%
Element Fleet Management Corp.
1.60%, 4/6/2024(b)	5,500,000	5,455,141
6.27%, 6/26/2026(b)	2,820,000	2,870,969
Republic Services, Inc.
2.50%, 8/15/2024	8,000,000	7,876,887

		16,202,997

Investments	Principal Amount ($)	Value ($)
Consumer Finance - 5.4%
AerCap Ireland Capital DAC
2.88%, 8/14/2024	2,000,000	1,969,060
1.65%, 10/29/2024	4,750,000	4,612,497
American Express Co.
(United States SOFR Compounded Index + 0.72%), 6.10%, 5/3/2024(a)	3,000,000	3,002,477
2.50%, 7/30/2024	2,000,000	1,971,993
(SOFR + 0.93%), 6.30%, 3/4/2025(a)	1,914,000	1,925,790
American Honda Finance Corp.
0.55%, 7/12/2024	2,000,000	1,956,614
0.75%, 8/9/2024	2,000,000	1,953,346
2.15%, 9/10/2024	3,764,000	3,691,010
(United States SOFR Compounded Index + 0.79%), 6.13%, 10/3/2025(a)	2,100,000	2,108,358
Capital One Financial Corp.
(SOFR + 1.35%), 6.72%, 5/9/2025(a)	2,000,000	2,001,624
Caterpillar Financial Services Corp.
(SOFR + 0.52%), 5.87%, 6/13/2025(a)	5,000,000	5,012,550
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	2,019,000	1,992,791
(SOFR + 2.95%), 8.30%, 3/6/2026(a)	2,500,000	2,564,769
General Motors Financial Co., Inc.
(SOFR + 0.76%), 6.11%, 3/8/2024(a)	800,000	800,216
1.20%, 10/15/2024	1,500,000	1,455,692
3.50%, 11/7/2024	2,600,000	2,561,170
(United States SOFR Compounded Index + 1.30%), 6.64%, 4/7/2025(a)	1,906,000	1,910,294
John Deere Capital Corp.
(SOFR + 0.20%), 5.53%, 10/11/2024(a)	2,500,000	2,499,404
(SOFR + 0.56%), 5.91%, 3/7/2025(a)	1,720,000	1,723,999
(United States SOFR Compounded Index + 0.79%), 6.14%, 6/8/2026(a)	1,300,000	1,308,042
Synchrony Financial
4.88%, 6/13/2025	1,493,000	1,472,167
Toyota Motor Credit Corp.
(SOFR + 0.32%), 5.65%, 1/13/2025(a)	7,000,000	6,991,949
(SOFR + 0.65%), 6.01%, 9/11/2025(a)	5,000,000	5,012,234

		60,498,046

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Consumer Staples Distribution & Retail - 1.8%
7-Eleven, Inc.
0.80%, 2/10/2024(b)	6,000,000	5,989,816
Dollar General Corp.
4.25%, 9/20/2024	8,199,000	8,131,648
Kroger Co. (The)
4.00%, 2/1/2024	6,200,000	6,200,000

		20,321,464

Containers & Packaging - 1.1%
Avery Dennison Corp.
0.85%, 8/15/2024	8,190,000	7,978,392
Graphic Packaging International LLC
0.82%, 4/15/2024(b)	4,000,000	3,956,015

		11,934,407

Diversified REITs - 0.9%
Simon Property Group LP
REIT, 3.75%, 2/1/2024	9,774,000	9,774,000

Diversified Telecommunication Services - 2.1%
AT&T, Inc.
0.90%, 3/25/2024	7,571,000	7,519,136
(CME Term SOFR 3 Month + 1.44%), 6.81%, 6/12/2024(a)	3,550,000	3,560,406
Bell Canada (The)
Series US-3, 0.75%, 3/17/2024	5,050,000	5,019,708
Verizon Communications, Inc.
0.75%, 3/22/2024	5,112,000	5,078,029
(United States SOFR Compounded Index + 0.79%), 6.13%, 3/20/2026(a)	2,790,000	2,802,388

		23,979,667

Electric Utilities - 1.6%
Eversource Energy
4.20%, 6/27/2024	5,924,000	5,887,895
Mississippi Power Co.
Series A, (SOFR + 0.30%), 5.64%, 6/28/2024(a)	950,000	949,153
NextEra Energy Capital Holdings, Inc.
2.94%, 3/21/2024	2,000,000	1,993,975
4.20%, 6/20/2024	3,000,000	2,983,679
(United States SOFR Compounded Index + 0.76%), 6.07%, 1/29/2026(a)	4,000,000	4,004,360
Southern Co. (The)
Series 21-A, 0.60%, 2/26/2024	1,840,000	1,833,696

		17,652,758

Electronic Equipment, Instruments & Components - 0.1%
Tyco Electronics Group SA
3.45%, 8/1/2024	1,347,000	1,332,010

Investments	Principal Amount ($)	Value ($)
Entertainment - 1.1%
Netflix, Inc.
5.88%, 2/15/2025	502,000	505,614
3.63%, 6/15/2025(b)	5,000,000	4,905,313
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	6,939,000	6,912,398
3.55%, 4/14/2025	240,000	235,421

		12,558,746

Financial Services - 1.9%
Corebridge Financial, Inc.
3.50%, 4/4/2025	2,300,000	2,250,387
Fidelity National Information Services, Inc.
0.60%, 3/1/2024	4,110,000	4,092,629
Fiserv, Inc.
2.75%, 7/1/2024	2,649,000	2,617,555
Global Payments, Inc.
1.50%, 11/15/2024	240,000	232,534
JPMorgan Chase Bank NA
(SOFR + 0.62%), 5.94%, 4/29/2026(a)	6,500,000	6,500,653
(SOFR + 1.00%), 6.35%, 12/8/2026(a)	2,000,000	2,017,520
NTT Finance Corp.
0.58%, 3/1/2024(b)	2,650,000	2,638,741
PayPal Holdings, Inc.
2.40%, 10/1/2024	1,080,000	1,059,025

		21,409,044

Food Products - 2.9%
General Mills, Inc.
3.65%, 2/15/2024	6,000,000	5,994,961
Hormel Foods Corp.
0.65%, 6/3/2024	4,620,000	4,545,033
J M Smucker Co. (The)
3.50%, 3/15/2025	2,700,000	2,653,134
McCormick & Co., Inc.
3.15%, 8/15/2024	5,000,000	4,933,241
0.90%, 2/15/2026	620,000	572,316
Mondelez International, Inc.
2.13%, 3/17/2024	5,400,000	5,375,051
Tyson Foods, Inc.
3.95%, 8/15/2024	8,250,000	8,176,516

		32,250,252

Ground Transportation - 2.3%
Burlington Northern Santa Fe LLC
3.75%, 4/1/2024	5,000,000	4,986,308
Canadian Pacific Railway Co.
1.35%, 12/2/2024	7,410,000	7,166,253
CSX Corp.
3.40%, 8/1/2024	6,628,000	6,558,837
Ryder System, Inc.
3.65%, 3/18/2024	7,000,000	6,983,176

		25,694,574

Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.
1.32%, 11/29/2024	8,000,000	7,732,244

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
(United States SOFR Compounded Index + 0.44%), 5.80%, 11/29/2024(a)	1,435,000	1,433,370
Becton Dickinson & Co.
3.36%, 6/6/2024	6,800,000	6,744,773
Boston Scientific Corp.
3.45%, 3/1/2024	6,127,000	6,117,218
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024	7,000,000	7,004,283
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	8,350,000	8,084,458

		37,116,346

Health Care Providers & Services - 2.9%
Aetna, Inc.
3.50%, 11/15/2024	830,000	818,095
Cigna Group (The)
0.61%, 3/15/2024	2,400,000	2,386,143
3.50%, 6/15/2024	5,078,000	5,038,704
Elevance Health, Inc.
3.50%, 8/15/2024	5,100,000	5,043,715
3.35%, 12/1/2024	2,485,000	2,444,612
HCA, Inc.
5.00%, 3/15/2024	400,000	399,598
Humana, Inc.
3.85%, 10/1/2024	5,000,000	4,944,532
Laboratory Corp. of America Holdings
3.25%, 9/1/2024	5,000,000	4,930,571
McKesson Corp.
3.80%, 3/15/2024	5,000,000	4,989,188
UnitedHealth Group, Inc.
0.55%, 5/15/2024	1,580,000	1,558,610

		32,553,768

Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.
(United States SOFR Compounded Index + 0.42%), 5.80%, 2/14/2024(a)	2,370,000	2,370,081

Household Durables - 1.1%
DR Horton, Inc.
2.50%, 10/15/2024	9,200,000	9,004,068
Whirlpool Corp.
4.00%, 3/1/2024	3,000,000	2,995,814

		11,999,882

Household Products - 0.1%
Colgate-Palmolive Co.
3.10%, 8/15/2025	1,480,000	1,450,992

Industrial Conglomerates - 0.6%
3M Co.
3.25%, 2/14/2024	3,062,000	3,059,221

Investments	Principal Amount ($)	Value ($)
General Electric Co.
Series A, (CME Term SOFR 3 Month + 0.56%), 5.88%, 5/13/2024(a)	3,000,000	2,996,266

		6,055,487

Insurance - 0.6%
MetLife, Inc.
3.60%, 4/10/2024	3,500,000	3,486,948
New York Life Global Funding
(United States SOFR Compounded Index + 0.33%), 5.66%, 1/14/2025(a)(b)	2,000,000	1,998,520
Security Benefit Global Funding
1.25%, 5/17/2024(b)	650,000	641,198

		6,126,666

IT Services - 0.9%
International Business Machines Corp.
3.63%, 2/12/2024	9,500,000	9,494,598
3.00%, 5/15/2024	500,000	496,461

		9,991,059

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	10,090,000	9,804,503

Machinery - 1.7%
CNH Industrial Capital LLC
3.95%, 5/23/2025	1,290,000	1,269,395
Daimler Truck Finance North America LLC
5.20%, 1/17/2025(b)	4,265,000	4,264,091
Illinois Tool Works, Inc.
3.50%, 3/1/2024	4,330,000	4,324,286
Parker-Hannifin Corp.
3.65%, 6/15/2024	7,600,000	7,543,515
Stanley Black & Decker, Inc.
6.27%, 3/6/2026	2,020,000	2,021,675

		19,422,962

Multi-Utilities - 0.5%
Black Hills Corp.
1.04%, 8/23/2024	960,000	935,270
CenterPoint Energy, Inc.
(United States SOFR Compounded Index + 0.65%), 6.03%, 5/13/2024(a)	380,000	380,018
DTE Energy Co.
4.22%, 11/1/2024(d)	4,700,000	4,650,820

		5,966,108

Office REITs - 0.1%
Boston Properties LP
REIT, 3.80%, 2/1/2024	1,000,000	1,000,000

Oil, Gas & Consumable Fuels - 3.5%
ConocoPhillips Co.
2.13%, 3/8/2024	5,000,000	4,982,049

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Enbridge, Inc.
2.15%, 2/16/2024	2,000,000	1,996,964
(United States SOFR Compounded Index + 0.63%), 6.00%, 2/16/2024(a)	4,700,000	4,700,492
Enterprise Products Operating LLC
5.05%, 1/10/2026	720,000	725,273
Kinder Morgan Energy Partners LP
4.25%, 9/1/2024	6,870,000	6,815,119
Phillips 66
0.90%, 2/15/2024	5,000,000	4,990,753
Phillips 66 Co.
2.45%, 12/15/2024	1,109,000	1,083,155
TotalEnergies Capital International SA
3.75%, 4/10/2024	5,600,000	5,582,261
TransCanada PipeLines Ltd.
1.00%, 10/12/2024	9,010,000	8,732,774

		39,608,840

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
0.63%, 5/15/2024(b)	2,200,000	2,169,156

Personal Care Products - 0.2%
Kenvue, Inc.
5.50%, 3/22/2025	2,305,000	2,323,373

Pharmaceuticals - 0.6%
Roche Holdings, Inc.
(SOFR + 0.74%), 6.12%, 11/13/2026(a)(b)	6,880,000	6,912,274

Retail REITs - 0.5%
Kimco Realty OP LLC
REIT, 3.30%, 2/1/2025	6,000,000	5,879,012

Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.
(United States SOFR Compounded Index + 0.25%), 5.59%, 10/1/2024(a)	610,000	609,859
KLA Corp.
4.65%, 11/1/2024	3,579,000	3,560,929
Microchip Technology, Inc.
0.97%, 2/15/2024	5,307,000	5,297,230
0.98%, 9/1/2024	1,870,000	1,820,370

		11,288,388

Software - 1.8%
Autodesk, Inc.
4.38%, 6/15/2025	2,000,000	1,984,080
Intuit, Inc.
5.25%, 9/15/2026	4,950,000	5,043,318
Oracle Corp.
2.95%, 11/15/2024	7,980,000	7,826,048

Investments	Principal Amount ($)	Value ($)
Roper Technologies, Inc.
2.35%, 9/15/2024	5,000,000	4,897,700

		19,751,146

Specialized REITs - 0.8%
Public Storage Operating Co.
REIT, (SOFR + 0.47%), 5.80%, 4/23/2024(a)	4,000,000	4,000,360
REIT, (United States SOFR Compounded Index + 0.60%), 5.91%, 7/25/2025(a)	4,296,000	4,306,409

		8,306,769

Specialty Retail - 1.5%
AutoZone, Inc.
3.13%, 4/18/2024	7,693,000	7,653,996
Home Depot, Inc. (The)
5.13%, 4/30/2025	1,960,000	1,970,734
Lowe’s Cos., Inc.
4.00%, 4/15/2025	2,385,000	2,355,735
Ross Stores, Inc.
4.60%, 4/15/2025	5,011,000	4,985,151

		16,965,616

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	3,100,000	3,077,971
5.90%, 10/1/2024	6,200,000	6,208,273

		9,286,244

Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.
2.40%, 4/23/2025	5,000,000	4,805,600

Trading Companies & Distributors - 0.7%
Air Lease Corp.
4.25%, 2/1/2024	1,000,000	1,000,000
0.80%, 8/18/2024	1,980,000	1,927,538
4.25%, 9/15/2024	5,000,000	4,953,263

		7,880,801

Wireless Telecommunication Services - 0.4%
Sprint LLC
7.13%, 6/15/2024	4,000,000	4,017,204

TOTAL CORPORATE BONDS (COST $1,019,269,797)		1,020,154,849

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 4.1%

BMW Vehicle Lease Trust
Series 2023-1, Class A2, 5.27%, 2/25/2025	208,424	208,302
Series 2022-1, Class A3, 1.10%, 3/25/2025	51,878	51,658

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Capital One Multi-Asset Execution Trust
Series 2021-A3, Class A3, 1.04%, 11/15/2026	2,900,000	2,807,341
Series 2022-A3, Class A, 4.95%, 10/15/2027	1,882,000	1,887,921
Carmax Auto Owner Trust
Series 2022-3, Class A2A, 3.81%, 9/15/2025	289,806	289,093
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 9/15/2028	1,900,000	1,930,251
Dell Equipment Finance Trust
Series 2023-1, Class A2, 5.65%, 9/22/2028(b)	1,668,936	1,669,312
Ford Credit Auto Lease Trust
Series 2022-A, Class A3, 3.23%, 5/15/2025	448,409	446,801
Ford Credit Auto Owner Trust
Series 2022-C, Class A2A, 4.52%, 4/15/2025	616,002	615,259
Series 2022-D, Class A2A, 5.37%, 8/15/2025	385,414	385,105
Series 2023-A, Class A2A, 5.14%, 3/15/2026	399,642	398,838
Series 2023-B, Class A2A, 5.57%, 6/15/2026	1,200,000	1,200,973
GM Financial Automobile Leasing Trust
Series 2022-2, Class A3, 3.42%, 6/20/2025	4,429,671	4,405,572
GM Financial Consumer Automobile Receivables Trust
Series 2022-3, Class A2A, 3.50%, 9/16/2025	448,035	446,425
Series 2023-1, Class A2A, 5.19%, 3/16/2026	489,821	488,944
Series 2021-2, Class A3, 0.51%, 4/16/2026	554,837	543,298
Series 2021-3, Class A3, 0.48%, 6/16/2026	760,155	740,121
Series 2023-3, Class A2A, 5.74%, 9/16/2026	386,441	387,010
Series 2022-1, Class A3, 1.26%, 11/16/2026	1,725,620	1,678,185
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2, 3.81%, 3/18/2025	340,442	339,479
Series 2023-3, Class A2, 5.71%, 3/18/2026	3,400,000	3,405,746
Hyundai Auto Receivables Trust
Series 2022-B, Class A2A, 3.64%, 5/15/2025	181,374	180,964
Series 2021-A, Class A3, 0.38%, 9/15/2025	679,658	671,679
Series 2020-B, Class A4, 0.62%, 12/15/2025	480,166	477,442

Investments	Principal Amount ($)	Value ($)
Mercedes-Benz Auto Lease Trust
Series 2021-B, Class A4, 0.51%, 3/15/2027	3,675,875	3,660,985
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A2, 5.26%, 10/15/2025	532,512	532,242
Series 2023-1, Class A2, 5.09%, 1/15/2026	317,636	317,100
Series 2021-1, Class A3, 0.46%, 6/15/2026	1,549,744	1,506,378
Series 2023-2, Class A2, 5.92%, 11/16/2026	2,000,000	2,013,083
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 8/15/2025	1,262,175	1,258,995
Santander Drive Auto Receivables Trust
Series 2022-7, Class A2, 5.81%, 1/15/2026	211,443	211,435
Series 2023-1, Class A2, 5.36%, 5/15/2026	529,041	528,733
Series 2023-3, Class A2, 6.08%, 8/17/2026	972,941	974,491
Toyota Auto Receivables Owner Trust
Series 2020-D, Class A4, 0.47%, 1/15/2026	925,096	909,785
Series 2022-D, Class A2A, 5.27%, 1/15/2026	654,935	654,306
Series 2023-C, Class A2A, 5.60%, 8/17/2026	1,300,000	1,302,352
Verizon Master Trust
Series 2021-1, Class A, 0.50%, 5/20/2027	3,000,000	2,953,417
World Omni Auto Receivables Trust
Series 2022-C, Class A2, 3.73%, 3/16/2026	760,527	756,673
Series 2021-B, Class A3, 0.42%, 6/15/2026	876,285	854,641
Series 2023-D, Class A2A, 5.91%, 2/16/2027	1,700,000	1,711,797

TOTAL ASSET-BACKED SECURITIES (COST $45,404,393)		45,802,132

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 0.1%

Anaheim Public Financing Authority
Series 2021-A, 0.63%, 7/1/2024	500,000	490,558
New York City Transitional Finance Authority, Building Aid
Series 2022 Subseries S-1B, 0.64%, 7/15/2024	1,000,000	979,163

		1,469,721

TOTAL MUNICIPAL BONDS (COST $1,500,000)		1,469,721

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.8%

U.S. TREASURY OBLIGATIONS - 3.8%
U.S. Treasury Bills 5.29%, 2/1/2024(e)	4,000,000	4,000,000
5.31%, 2/6/2024(e)	5,000,000	4,996,354
5.31%, 2/20/2024(e)	4,000,000	3,988,891
5.29%, 3/12/2024(e)	10,000,000	9,941,485
5.31%, 4/16/2024(e)	10,000,000	9,892,066
5.27%, 4/18/2024(e)	10,000,000	9,888,727

TOTAL U.S. TREASURY OBLIGATIONS (COST $42,706,975)		42,707,523

Total Investments - 99.1% (Cost $1,108,881,165)		1,110,134,225
Other assets less liabilities - 0.9%		10,249,432

Net Assets - 100.0%		1,120,383,657

(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2024.

(b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)   Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2024.

(e) The rate shown was the current yield as of January 31, 2024.

Percentages shown are based on Net Assets.

Abbreviations

CME	Chicago Mercantile Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ultra-Short Income Fund (cont.)

FlexShares® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2024:

Australia	4.4%
Canada	10.0
Denmark	0.1
Finland	0.2
France	1.8
Germany	2.1
Ireland	0.6
Japan	1.9
Netherlands	1.1
New Zealand	0.5
South Korea	0.1
Spain	0.6
Sweden	1.2
Switzerland	0.9
United Kingdom	1.8
United States	71.8
Other[1]	0.9

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

Security Type	% of Net Assets
Corporate Bonds	91.1%
Asset-Backed Securities	4.1
Municipal Bonds	0.1
Short-Term Investments	3.8
Others(1)	0.9

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2024 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.7%
FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	271,603	13,054,001
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	20,625	915,166
FlexShares® Disciplined Duration MBS Index Fund(a)	1,100,370	22,667,622
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund(a)	154,491	3,666,071
FlexShares® Ultra-Short Income Fund(a)	128,827	9,719,997
iShares 10+ Year Investment Grade Corporate Bond ETF	1,000	52,440
iShares 1-3 Year Treasury Bond ETF(b)	19,292	1,587,732
iShares 1-5 Year Investment Grade Corporate Bond ETF(b)	291,306	14,996,433
iShares 20+ Year Treasury Bond ETF	251,188	24,279,832
iShares 3-7 Year Treasury Bond ETF(b)	322,796	37,925,302
iShares 5-10 Year Investment Grade Corporate Bond ETF(b)	126,034	6,553,768
iShares 7-10 Year Treasury Bond ETF	18,914	1,824,445
iShares MBS ETF	472,718	44,340,948

TOTAL EXCHANGE TRADED FUNDS (Cost $183,688,677)		181,583,757

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS - 4.1%(c)

REPURCHASE AGREEMENTS - 4.1%
CF Secured LLC, 5.31%, dated 1/31/2024, due 2/1/2024, repurchase price $7,556,803, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 7.63%, maturing 3/31/2024 - 5/15/2053; total market value $59,894,017 (Cost $7,555,688)	7,555,688	7,555,688

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%(d)(e)

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills 5.43%, 4/11/2024 (Cost $64,330)	65,000	64,340

Total Investments - 103.9% (Cost $191,308,695)		189,203,785
Liabilities in excess of other assets - (3.9%)		(7,102,009)

Net Assets - 100.0%		182,101,776

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)

The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $13,359,089, collateralized in the form of cash with a value of $7,555,688 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $6,013,167 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.25% – 4.13%, and maturity dates ranging from September 30, 2025 – November 15, 2052; a total value of $13,568,855.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2024. The total value of securities purchased was $7,555,688.
(d)	The rate shown was the current yield as of January 31, 2024.
(e)	All or a portion of the security pledged as collateral for Futures Contracts.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Core Select Bond Fund (cont.)

For the period ended January 31, 2024, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2024, was as follows:

Security	Value October 31, 2023	Purchases at Cost	Sales Proceeds	Shares January 31, 2024	Value January 31, 2024	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/ (Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$13,290,121	$38,747	$1,009,604	271,603	$13,054,001	$738,321	$159,386	$(3,584)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	847,983	2,603	67,964	20,625	915,166	133,834	12,325	(1,290)
FlexShares® Disciplined Duration MBS Index Fund	23,209,155	67,601	1,762,644	1,100,370	22,667,622	1,096,068	233,078	57,442
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	3,854,121	11,039	287,761	154,491	3,666,071	91,241	35,081	(2,569)
FlexShares® Ultra-Short Income Fund	5,969,915	4,160,262	440,403	128,827	9,719,997	26,304	75,814	3,919

	$47,171,295	$4,280,252	$3,568,376	1,675,916	$50,022,857	$2,085,768	$515,684	$53,918

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of January 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
U.S. Treasury 2 Year Note	51	03/28/2024	USD	$10,488,469	$93,280

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Exchange Traded Funds	99.7%
Securities Lending Reinvestments	4.1
Short-Term Investments	0.1
Others(1)	(3.9)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2024 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of January 31, 2024 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks*	$197,789,001	$—	$—	$197,789,001
Securities Lending Reinvestments
Repurchase Agreements	—	650,352	—	650,352
Short-Term Investments	—	34,645	—	34,645

Total Investments	$197,789,001	$684,997	$—	$198,473,998

Other Financial Instruments
Assets
Futures Contracts	$25,397	$—	$—	$25,397

Total Other Financial Instruments	$25,397	$—	$—	$25,397

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks
Electric Utilities	$2,965,650	$10,986	$—	$2,976,636
Other*	58,400,797	—	—	58,400,797
Warrants	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	435,927	—	435,927

Total Investments	$61,366,447	$446,913	$—	$61,813,360

Other Financial Instruments
Assets
Futures Contracts	$24,192	$—	$—	$24,192
Forward Foreign Currency Contracts	—	6,053	—	6,053
Liabilities
Forward Foreign Currency Contracts	—	(5,576)	—	(5,576)

Total Other Financial Instruments	$24,192	$477	$—	$24,669

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks*	$20,754,922	$—	$—	$20,754,922

Total Investments	$20,754,922	$—	$—	$20,754,922

Other Financial Instruments
Assets
Futures Contracts	$236	$—	$—	$236
Liabilities
Forward Foreign Currency Contracts	—	(266)	—	(266)

Total Other Financial Instruments	$236	$(266)	$—	$(30)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Life Sciences Tools & Services	$16,310,195	$—	$444	$16,310,639
Other*	1,492,247,742	—	—	1,492,247,742
Rights	—	—	17,738	17,738
Warrants	152,211	—	—	152,211
Securities Lending Reinvestments
Certificates of Deposit	—	40,025,962	—	40,025,962
Commercial Paper	—	7,999,321	—	7,999,321
Investment Companies	—	5,016,737	—	5,016,737
Repurchase Agreements	—	162,055,168	—	162,055,168

Total Investments	$1,508,710,148	$215,097,188	$18,182	$1,723,825,518

Other Financial Instruments
Assets
Futures Contracts	$249,387	$—	$—	$249,387

Total Other Financial Instruments	$249,387	$—	$—	$249,387

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$94,736	$—	$—	$94,736
Common Stocks
Construction & Engineering	10,891,400	1,885	—	10,893,285
Electric Utilities	6,535,310	17,431	—	6,552,741
Metals & Mining	22,830,171	—	12,475	22,842,646
Other*	458,064,761	—	—	458,064,761
Rights	2,130	—	—	2,130
Warrants	—	—	—	—
Securities Lending Reinvestments
Investment Companies	—	1,134,632	—	1,134,632
Repurchase Agreements	—	3,695,817	—	3,695,817

Total Investments	$498,418,508	$4,849,765	$12,475	$503,280,748

Other Financial Instruments
Assets
Futures Contracts	$237,137	$—	$—	$237,137
Forward Foreign Currency Contracts	—	3,535	—	3,535
Liabilities
Forward Foreign Currency Contracts	—	(17,184)	—	(17,184)

Total Other Financial Instruments	$237,137	$(13,649)	$—	$223,488

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks	$36,869,093	$249,767	$—	$37,118,860
Commercial Services & Supplies	359,298	—	27,044	386,342
Construction & Engineering	3,747,496	—	1,964	3,749,460
Consumer Staples Distribution & Retail	2,982,094	334	—	2,982,428
Food Products	6,084,085	15,131	—	6,099,216
Hotels, Restaurants & Leisure	3,656,331	1,962	—	3,658,293
Industrial REITs	1,693,380	181,129	—	1,874,509
Marine Transportation	1,023,983	—	28,349	1,052,332
Real Estate Management & Development	8,774,367	—	46,771	8,821,138
Retail REITs	1,042,588	13,673	—	1,056,261
Other*	189,720,235	—	—	189,720,235
Corporate Bonds*	—	5,078	—	5,078
Rights	98	3,858	—	3,956
Securities Lending Reinvestments
Repurchase Agreements	—	896,949	—	896,949

Total Investments	$255,953,048	$1,367,881	$104,128	$257,425,057

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$2,199	$—	$2,199
Liabilities
Futures Contracts	(8,097)	—	—	(8,097)
Forward Foreign Currency Contracts	—	(695)	—	(695)

Total Other Financial Instruments	$(8,097)	$1,504	$—	$(6,593)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks*	$179,203,922	$—	$—	$179,203,922

Total Investments	$179,203,922	$—	$—	$179,203,922

Other Financial Instruments
Assets
Futures Contracts	$69,131	$—	$—	$69,131

Total Other Financial Instruments	$69,131	$—	$—	$69,131

	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks*	$188,953,772	$—	$—	$188,953,772
Securities Lending Reinvestments
Repurchase Agreements	—	152,740	—	152,740

Total Investments	$188,953,772	$152,740	$—	$189,106,512

Other Financial Instruments
Assets
Futures Contracts	$86,520	$—	$—	$86,520

Total Other Financial Instruments	$86,520	$—	$—	$86,520

	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks
Electric Utilities	$937,657	$5,596	$—	$943,253
Other*	172,793,331	—	—	172,793,331
Securities Lending Reinvestments
Repurchase Agreements	—	305,943	—	305,943

Total Investments	$173,730,988	$311,539	$—	$174,042,527

Other Financial Instruments
Assets
Futures Contracts	$50,612	$—	$—	$50,612
Forward Foreign Currency Contracts	—	8,891	—	8,891
Liabilities
Forward Foreign Currency Contracts	—	(1,321)	—	(1,321)

Total Other Financial Instruments	$50,612	$7,570	$—	$58,182

	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks*	$43,432,917	$—	$—	$43,432,917
Securities Lending Reinvestments
Repurchase Agreements	—	73,889	—	73,889
Short-Term Investments	—	34,645	—	34,645

Total Investments	$43,432,917	$108,534	$—	$43,541,451

Other Financial Instruments
Assets
Futures Contracts	$21,131	$—	$—	$21,131

Total Other Financial Instruments	$21,131	$—	$—	$21,131

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks
Electric Utilities	$876,049	$4,795	$—	$880,844
Other*	46,664,508	—	—	46,664,508
Securities Lending Reinvestments
Repurchase Agreements	—	447,362	—	447,362

Total Investments	$47,540,557	$452,157	$—	$47,992,714

Other Financial Instruments
Assets
Futures Contracts	$13,743	$—	$—	$13,743
Forward Foreign Currency Contracts	—	2,765	—	2,765
Liabilities
Forward Foreign Currency Contracts	—	(724)	—	(724)

Total Other Financial Instruments	$13,743	$2,041	$—	$15,784

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Emerging Markets Core Index Fund
Investments
Common Stocks
Banks	$796,854	$9,350	$—	$806,204
Other*	3,590,596	—	—	3,590,596

Total Investments	$4,387,450	$9,350	$—	$4,396,800

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$7	$—	$7
Liabilities
Futures Contracts	(402)	—	—	(402)

Total Other Financial Instruments	$(402)	$7	$—	$(395)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$6,338,456,867	$—	$—	$6,338,456,867
Securities Lending Reinvestments
Certificates of Deposit	—	50,030,687	—	50,030,687
Commercial Paper	—	5,999,491	—	5,999,491
Investment Companies	—	32,736,600	—	32,736,600
Repurchase Agreements	—	202,275,190	—	202,275,190

Total Investments	$6,338,456,867	$291,041,968	$—	$6,629,498,835

Other Financial Instruments
Assets
Futures Contracts	$791,224	$—	$—	$791,224
Forward Foreign Currency Contracts	—	77,950	—	77,950
Liabilities
Futures Contracts	(81,510)	—	—	(81,510)
Forward Foreign Currency Contracts	—	(114,290)	—	(114,290)

Total Other Financial Instruments	$709,714	$(36,340)	$—	$673,374

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$2,208,308,241	$—	$—	$2,208,308,241
Securities Lending Reinvestments
Investment Companies	—	4,862,589	—	4,862,589
Repurchase Agreements	—	41,061,957	—	41,061,957

Total Investments	$2,208,308,241	$45,924,546	$—	$2,254,232,787

Other Financial Instruments
Assets
Futures Contracts	$468,074	$—	$—	$468,074
Forward Foreign Currency Contracts	—	23,975	—	23,975
Liabilities
Forward Foreign Currency Contracts	—	(4,715)	—	(4,715)

Total Other Financial Instruments	$468,074	$19,260	$—	$487,334

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks*	$292,745,079	$—	$—	$292,745,079
Securities Lending Reinvestments
Repurchase Agreements	—	8,510,716	—	8,510,716

Total Investments	$292,745,079	$8,510,716	$—	$301,255,795

Other Financial Instruments
Assets
Futures Contracts	$71,320	$—	$—	$71,320
Forward Foreign Currency Contracts	—	1,422	—	1,422
Liabilities
Forward Foreign Currency Contracts	—	(1,361)	—	(1,361)

Total Other Financial Instruments	$71,320	$61	$—	$71,381

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$16,386,379	$—	$—	$16,386,379

Total Investments	$16,386,379	$—	$—	$16,386,379

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,669,674,744	$—	$—	$1,669,674,744
Securities Lending Reinvestments
Certificates of Deposit	—	22,013,634	—	22,013,634
Commercial Paper	—	5,999,491	—	5,999,491
Investment Companies	—	13,310,209	—	13,310,209
Repurchase Agreements	—	91,174,134	—	91,174,134

Total Investments	$1,669,674,744	$132,497,468	$—	$1,802,172,212

Other Financial Instruments
Assets
Futures Contracts	$184,073	$—	$—	$184,073

Total Other Financial Instruments	$184,073	$—	$—	$184,073

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$346,669,903	$—	$—	$346,669,903
Securities Lending Reinvestments
Investment Companies	—	1,485,105	—	1,485,105
Repurchase Agreements	—	27,482,354	—	27,482,354

Total Investments	$346,669,903	$28,967,459	$—	$375,637,362

Other Financial Instruments
Assets
Futures Contracts	$66,872	$—	$—	$66,872

Total Other Financial Instruments	$66,872	$—	$—	$66,872

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$541,235,131	$—	$—	$541,235,131
Securities Lending Reinvestments
Repurchase Agreements	—	15,240,673	—	15,240,673

Total Investments	$541,235,131	$15,240,673	$—	$556,475,804

Other Financial Instruments
Assets
Futures Contracts	$149,608	$—	$—	$149,608
Forward Foreign Currency Contracts	—	51,959	—	51,959
Liabilities
Futures Contracts	(13,057)	—	—	(13,057)
Forward Foreign Currency Contracts	—	(21,205)	—	(21,205)

Total Other Financial Instruments	$136,551	$30,754	$—	$167,305

	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks
Electric Utilities	$527,319	$546	$—	$527,865
Other*	21,687,041	—	—	21,687,041
Securities Lending Reinvestments
Repurchase Agreements	—	529,713	—	529,713

Total Investments	$22,214,360	$530,259	$—	$22,744,619

Other Financial Instruments
Assets
Futures Contracts	$14,475	$—	$—	$14,475
Forward Foreign Currency Contracts	—	4,023	—	4,023
Liabilities
Futures Contracts	(3,414)	—	—	(3,414)
Forward Foreign Currency Contracts	—	(515)	—	(515)

Total Other Financial Instruments	$11,061	$3,508	$—	$14,569

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$73,968,357	$—	$—	$73,968,357
Securities Lending Reinvestments
Repurchase Agreements	—	1,177,579	—	1,177,579

Total Investments	$73,968,357	$1,177,579	$—	$75,145,936

Other Financial Instruments
Assets
Futures Contracts	$20,604	$—	$—	$20,604
Forward Foreign Currency Contracts	—	5,429	—	5,429
Liabilities
Futures Contracts	(4,951)	—	—	(4,951)
Forward Foreign Currency Contracts	—	(13)	—	(13)

Total Other Financial Instruments	$15,653	$5,416	$—	$21,069

	Level 1 — Quoted Prices	Level 2 —Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,853,275,306	$—	$1,853,275,306

Total Investments	$—	$1,853,275,306	$—	$1,853,275,306

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$809,949,640	$—	$809,949,640

Total Investments	$—	$809,949,640	$—	$809,949,640

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$75,662,488	$—	$75,662,488

Total Investments	$—	$75,662,488	$—	$75,662,488

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$318,231,995	$—	$318,231,995
U.S. Treasury Obligations	—	3,976,719	—	3,976,719
Securities Lending Reinvestments
Repurchase Agreements	—	381,219	—	381,219

Total Investments	$—	$322,589,933	$—	$322,589,933

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$32,504,207	$—	$32,504,207
U.S. Treasury Obligations	—	294,984	—	294,984

Total Investments	$—	$32,799,191	$—	$32,799,191

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$1,356,080,793	$—	$1,356,080,793
Securities Lending Reinvestments
Repurchase Agreements	—	10,634,130	—	10,634,130

Total Investments	$—	$1,366,714,923	$—	$1,366,714,923

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds*	$—	$35,304,227	$—	$35,304,227

Total Investments	$—	$35,304,227	$—	$35,304,227

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Ultra-Short Income Fund
Investments
Asset-Backed Securities	$—	$45,802,132	$—	$45,802,132
Corporate Bonds*	—	1,020,154,849	—	1,020,154,849
Municipal Bonds	—	1,469,721	—	1,469,721
Short-Term Investments	—	42,707,523	—	42,707,523

Total Investments	$—	$1,110,134,225	$—	$1,110,134,225

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$181,583,757	$—	$—	$181,583,757
Securities Lending Reinvestments
Repurchase Agreements	—	7,555,688	—	7,555,688
Short-Term Investments	—	64,340	—	64,340

Total Investments	$181,583,757	$7,620,028	$—	$189,203,785

Other Financial Instruments
Assets
Futures Contracts	$93,280	$—	$—	$93,280

Total Other Financial Instruments	$93,280	$—	$—	$93,280

*	See Schedules of Investments for segregation by industry type.